UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725

SEASONS SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA	91367
(Address of principal executive offices)	(Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders

Explanatory Note

The Registrant is filing this N-CSR for the period ended March 31, 2023, originally filed with the Securities and Exchange Commission on June 08, 2023 (Accession Number 0001193125-23-163182), that was filed erroneously as an N-CSRS. Except for a correction to the form submission type, this does not amend, update or change any items or disclosures found in the original filing on June 08, 2023 (Accession Number 0001193125-23-163182)

SEASONS SERIES TRUST

ANNUAL REPORT

MARCH 31, 2023

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2023.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy

President

Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

SEASONS SERIES TRUST

EXPENSE EXAMPLE March 31, 2023

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the “Trust’’), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2022 and held until March 31, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts’’) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended March 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended March 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended March 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended March 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SEASONS SERIES TRUST

EXPENSE EXAMPLE (continued) March 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2022	Ending Account Value Using Actual Return at March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*	Beginning Account Value at October 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,107.30	$5.78	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,108.05	$6.57	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,106.55	$7.09	$1,000.00	$1,018.20	$6.79	1.35%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,099.41	$5.50	$1,000.00	$1,019.70	$5.29	1.05%
Class 2	$1,000.00	$1,098.42	$6.28	$1,000.00	$1,018.95	$6.04	1.20%
Class 3	$1,000.00	$1,098.67	$6.80	$1,000.00	$1,018.45	$6.54	1.30%
SA Multi-Managed Income/Equity#
Class 1	$1,000.00	$1,079.61	$5.86	$1,000.00	$1,019.30	$5.69	1.13%
Class 2	$1,000.00	$1,079.95	$6.64	$1,000.00	$1,018.55	$6.44	1.28%
Class 3	$1,000.00	$1,079.79	$7.16	$1,000.00	$1,018.05	$6.94	1.38%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,070.69	$6.14	$1,000.00	$1,019.00	$5.99	1.19%
Class 2	$1,000.00	$1,068.38	$6.91	$1,000.00	$1,018.25	$6.74	1.34%
Class 3	$1,000.00	$1,069.28	$7.43	$1,000.00	$1,017.75	$7.24	1.44%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,135.80	$4.74	$1,000.00	$1,020.49	$4.48	0.89%
Class 2	$1,000.00	$1,135.05	$5.54	$1,000.00	$1,019.75	$5.24	1.04%
Class 3	$1,000.00	$1,136.15	$6.07	$1,000.00	$1,019.25	$5.74	1.14%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,136.86	$4.85	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,136.51	$5.65	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,135.62	$6.18	$1,000.00	$1,019.15	$5.84	1.16%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,137.22	$4.10	$1,000.00	$1,021.09	$3.88	0.77%
Class 2	$1,000.00	$1,136.07	$4.90	$1,000.00	$1,020.34	$4.63	0.92%
Class 3	$1,000.00	$1,136.03	$5.43	$1,000.00	$1,019.85	$5.14	1.02%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,146.14	$4.33	$1,000.00	$1,020.89	$4.08	0.81%
Class 2	$1,000.00	$1,145.75	$5.14	$1,000.00	$1,020.14	$4.84	0.96%
Class 3	$1,000.00	$1,145.00	$5.67	$1,000.00	$1,019.65	$5.34	1.06%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,156.52	$5.27	$1,000.00	$1,020.04	$4.94	0.98%
Class 2	$1,000.00	$1,156.52	$6.08	$1,000.00	$1,019.30	$5.69	1.13%
Class 3	$1,000.00	$1,154.99	$6.61	$1,000.00	$1,018.80	$6.19	1.23%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,137.81	$5.17	$1,000.00	$1,020.09	$4.89	0.97%
Class 2	$1,000.00	$1,137.57	$5.97	$1,000.00	$1,019.35	$5.64	1.12%
Class 3	$1,000.00	$1,136.26	$6.50	$1,000.00	$1,018.85	$6.14	1.22%
SA Multi-Managed Small Cap
Class 1	$1,000.00	$1,123.13	$5.13	$1,000.00	$1,020.09	$4.89	0.97%
Class 2	$1,000.00	$1,123.00	$5.93	$1,000.00	$1,019.35	$5.64	1.12%
Class 3	$1,000.00	$1,122.04	$6.45	$1,000.00	$1,018.85	$6.14	1.22%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,279.29	$5.97	$1,000.00	$1,019.70	$5.29	1.05%
Class 2	$1,000.00	$1,275.73	$6.81	$1,000.00	$1,018.95	$6.04	1.20%
Class 3	$1,000.00	$1,276.66	$7.38	$1,000.00	$1,018.45	$6.54	1.30%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,053.18	$3.63	$1,000.00	$1,021.39	$3.58	0.71%
Class 2	$1,000.00	$1,052.20	$4.40	$1,000.00	$1,020.64	$4.33	0.86%
Class 3	$1,000.00	$1,051.87	$4.91	$1,000.00	$1,020.14	$4.84	0.96%
SA American Century Inflation Protection#
Class 1	$1,000.00	$1,056.57	$2.97	$1,000.00	$1,022.04	$2.92	0.58%
Class 3	$1,000.00	$1,055.44	$4.25	$1,000.00	$1,020.79	$4.18	0.83%

3

SEASONS SERIES TRUST

EXPENSE EXAMPLE (continued) March 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2022	Ending Account Value Using Actual Return at March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*	Beginning Account Value at October 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2023	Expenses Paid During the Six Months Ended March 31, 2023*	Annualized Expense Ratio*
SA Columbia Focused Value#
Class 1	$1,000.00	$1,141.24	$3.90	$1,000.00	$1,021.29	$3.68	0.73%
Class 2	$1,000.00	$1,140.57	$4.70	$1,000.00	$1,020.54	$4.43	0.88%
Class 3	$1,000.00	$1,140.09	$5.23	$1,000.00	$1,020.04	$4.94	0.98%
SA Allocation Growth#
Class 1	$1,000.00	$1,148.12	$0.70	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,146.27	$2.03	$1,000.00	$1,023.04	$1.92	0.38%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,128.97	$0.64	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$1,127.11	$1.96	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,114.22	$0.74	$1,000.00	$1,024.23	$0.71	0.14%
Class 3	$1,000.00	$1,112.30	$2.05	$1,000.00	$1,022.99	$1.97	0.39%
SA Allocation Balanced#
Class 1	$1,000.00	$1,094.44	$0.73	$1,000.00	$1,024.23	$0.71	0.14%
Class 3	$1,000.00	$1,093.68	$2.04	$1,000.00	$1,022.99	$1.97	0.39%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2023” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2023” and the “Annualized Expense Ratio” would have been lower.

4

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Internet	20.4%
Software	17.0
U.S. Government & Agency Obligations	14.7
Biotechnology	6.3
Commercial Services	5.4
Collateralized Mortgage Obligations	4.9
Semiconductors	3.8
Advertising	3.5
Retail	2.9
Banks	2.5
Diversified Financial Services	2.3
Chemicals	1.7
Repurchase Agreements	1.7
REITS	1.6
Electric	1.3
Oil & Gas	1.2
Healthcare-Products	1.0
Other Asset Backed Securities	1.0
Pharmaceuticals	0.9
Engineering & Construction	0.7
Insurance	0.6
Media	0.6
Telecommunications	0.5
Auto Loan Receivables	0.5
Municipal Securities	0.5
Electronics	0.5
Computers	0.5
Home Builders	0.4
Apparel	0.4
Healthcare-Services	0.4
Gas	0.4
Distribution/Wholesale	0.4
Transportation	0.3
Home Furnishings	0.3
Building Materials	0.3
Pipelines	0.3
Oil & Gas Services	0.3
Foreign Government Obligations	0.3
Entertainment	0.3
Agriculture	0.3
Food	0.3
Savings & Loans	0.2
Environmental Control	0.2
Cosmetics/Personal Care	0.2
Leisure Time	0.2
Electrical Components & Equipment	0.2
Home Equity	0.2
Household Products/Wares	0.2
Beverages	0.2
Mining	0.2
Iron/Steel	0.1
Packaging & Containers	0.1
Office/Business Equipment	0.1
Lodging	0.1
Trucking & Leasing	0.1
Auto Parts & Equipment	0.1
Machinery-Construction & Mining	0.1
Aerospace/Defense	0.1
Coal	0.1
Energy-Alternate Sources	0.1
Machinery-Diversified	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1

Investment Companies	0.1%
Water	0.1
106.5%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 74.4%
Advertising — 3.5%
Trade Desk, Inc., Class A†	20,028	$ 1,219,906
Agriculture — 0.1%
Andersons, Inc.	304	12,561
Darling Ingredients, Inc.†	219	12,790
		25,351
Airlines — 0.0%
SkyWest, Inc.†	529	11,728
Apparel — 0.3%
Crocs, Inc.†	478	60,438
Deckers Outdoor Corp.†	71	31,918
Steven Madden, Ltd.	398	14,328
		106,684
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Holdings, Inc.†	1,267	9,895
Goodyear Tire & Rubber Co.†	934	10,293
Lear Corp.	58	8,090
XPEL, Inc.†	143	9,717
		37,995
Banks — 1.5%
Ameris Bancorp	342	12,510
Atlantic Union Bankshares Corp.	494	17,315
Bancorp, Inc.†	269	7,492
Bank of N.T. Butterfield & Son, Ltd.	699	18,873
Banner Corp.	264	14,354
Business First Bancshares, Inc.	357	6,115
Byline Bancorp, Inc.	501	10,832
Capital City Bank Group, Inc.	245	7,181
Cathay General Bancorp	24	828
Central Pacific Financial Corp.	168	3,007
Coastal Financial Corp.†	109	3,925
Columbia Banking System, Inc.	556	11,910
Community Bank System, Inc.	85	4,462
ConnectOne Bancorp, Inc.	1,085	19,183
CVB Financial Corp.	945	15,763
Eastern Bankshares, Inc.	230	2,903
Enterprise Financial Services Corp.	432	19,263
Equity Bancshares, Inc., Class A	123	2,998
FB Financial Corp.	89	2,766
Financial Institutions, Inc.	44	848
First Bancorp	23	817
First BanCorp/Puerto Rico	516	5,893
First Bancshares, Inc.	47	1,214
First Citizens BancShares, Inc., Class A	10	9,731
First Commonwealth Financial Corp.	468	5,817
First Financial Corp.	110	4,123
First Foundation, Inc.	123	916
First Interstate BancSystem, Inc., Class A	161	4,807
First Merchants Corp.	451	14,860
FNB Corp.	235	2,726
Glacier Bancorp, Inc.	170	7,142
Hancock Whitney Corp.	378	13,759
Heritage Commerce Corp.	640	5,331
Home BancShares, Inc.	119	2,583
Independent Bank Corp.	203	3,607
Independent Bank Corp./MA	45	2,953
Mercantile Bank Corp.	41	1,254
Merchants Bancorp	285	7,421
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mid Penn Bancorp, Inc.	42	$ 1,076
MVB Financial Corp.	19	392
National Bank Holdings Corp., Class A	149	4,986
OFG Bancorp	992	24,740
Old National Bancorp	1,345	19,395
Old Second Bancorp, Inc.	792	11,136
Origin Bancorp, Inc.	21	675
Peapack-Gladstone Financial Corp.	237	7,020
Peoples Bancorp, Inc.	67	1,725
Pinnacle Financial Partners, Inc.	95	5,240
Popular, Inc.	469	26,925
QCR Holdings, Inc.	230	10,099
Republic Bancorp, Inc., Class A	25	1,061
Seacoast Banking Corp. of Florida	205	4,859
SmartFinancial, Inc.	162	3,749
South Plains Financial, Inc.	23	492
Southside Bancshares, Inc.	100	3,320
SouthState Corp.	527	37,554
Towne Bank	191	5,090
TriCo Bancshares	302	12,560
United Community Banks, Inc.	185	5,202
Univest Financial Corp.	76	1,804
Veritex Holdings, Inc.	610	11,139
WesBanco, Inc.	76	2,333
Wintrust Financial Corp.	381	27,794
		507,848
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	18	9,632
Primo Water Corp.	1,384	21,244
		30,876
Biotechnology — 6.1%
2seventy bio, Inc.†	974	9,935
ACADIA Pharmaceuticals, Inc.†	331	6,229
Amicus Therapeutics, Inc.†	3,142	34,845
Apellis Pharmaceuticals, Inc.†	270	17,809
Arrowhead Pharmaceuticals, Inc.†	313	7,950
Atara Biotherapeutics, Inc.†	1,802	5,226
Beam Therapeutics, Inc.†	186	5,695
Biohaven, Ltd.†	45	615
Bluebird Bio, Inc.†	101	321
Bridgebio Pharma, Inc.†	175	2,901
CTI BioPharma Corp.†	1,983	8,329
Decibel Therapeutics, Inc.†	11	33
Eiger BioPharmaceuticals, Inc.†	425	381
Emergent BioSolutions, Inc.†	40	414
Esperion Therapeutics, Inc.†	73	116
Fate Therapeutics, Inc.†	2,866	16,336
Illumina, Inc.†	3,285	763,927
Insmed, Inc.†	82	1,398
Intellia Therapeutics, Inc.†	317	11,815
Intercept Pharmaceuticals, Inc.†	985	13,229
iTeos Therapeutics, Inc.†	1,383	18,823
Kymera Therapeutics, Inc.†	358	10,608
Ligand Pharmaceuticals, Inc.†	134	9,857
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Relay Therapeutics, Inc.†	1,150	18,940
Replimune Group, Inc.†	801	14,146
REVOLUTION Medicines, Inc.†	688	14,902

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Royalty Pharma PLC, Class A	28,425	$ 1,024,153
Sana Biotechnology, Inc.†	9	29
Sutro Biopharma, Inc.†	87	402
Syndax Pharmaceuticals, Inc.†	938	19,811
TG Therapeutics, Inc.†	1,012	15,220
Travere Therapeutics, Inc.†	888	19,971
Twist Bioscience Corp.†	358	5,399
Tyra Biosciences, Inc.†	1,339	21,518
Xencor, Inc.†	956	26,663
		2,127,946
Building Materials — 0.2%
Boise Cascade Co.	127	8,033
Gibraltar Industries, Inc.†	150	7,275
Louisiana-Pacific Corp.	108	5,854
Summit Materials, Inc., Class A†	228	6,496
UFP Industries, Inc.	508	40,371
		68,029
Chemicals — 1.6%
AdvanSix, Inc.	231	8,840
Avient Corp.	359	14,777
Cabot Corp.	320	24,525
Ecovyst, Inc.†	207	2,287
H.B. Fuller Co.	238	16,291
Ingevity Corp.†	273	19,525
Livent Corp.†	227	4,930
Minerals Technologies, Inc.	86	5,196
Orion Engineered Carbons SA	1,684	43,936
Sherwin-Williams Co.	1,792	402,788
Tronox Holdings PLC	793	11,403
		554,498
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	47	7,332
Arch Resources, Inc.	123	16,170
CONSOL Energy, Inc.	43	2,506
Peabody Energy Corp.†	124	3,174
SunCoke Energy, Inc.	287	2,577
		31,759
Commercial Services — 5.1%
2U, Inc.†	828	5,672
ABM Industries, Inc.	613	27,548
Adyen NV*†	576	913,315
Block, Inc.†	6,170	423,570
Brink's Co.	238	15,898
Chegg, Inc.†	2,146	34,980
Coursera, Inc.†	95	1,094
Cross Country Healthcare, Inc.†	1,167	26,047
Ennis, Inc.	107	2,257
EVERTEC, Inc.	184	6,210
HealthEquity, Inc.†	491	28,827
Heidrick & Struggles International, Inc.	46	1,397
Huron Consulting Group, Inc.†	375	30,139
Information Services Group, Inc.	2,570	13,081
John Wiley & Sons, Inc., Class A	265	10,274
Kelly Services, Inc., Class A	1,283	21,285
Kforce, Inc.	280	17,707
Korn Ferry	93	4,812
LiveRamp Holdings, Inc.†	1,070	23,465
Marathon Digital Holdings, Inc.†	201	1,753
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Medifast, Inc.	298	$ 30,894
PROG Holdings, Inc.†	567	13,489
Progyny, Inc.†	1,159	37,227
Remitly Global, Inc.†	291	4,932
Repay Holdings Corp.†	1,386	9,106
Riot Platforms, Inc.†	1,322	13,207
TriNet Group, Inc.†	137	11,044
TrueBlue, Inc.†	704	12,531
Upbound Group, Inc.	932	22,843
		1,764,604
Computers — 0.4%
CACI International, Inc., Class A†	98	29,036
KBR, Inc.	664	36,553
Qualys, Inc.†	170	22,103
Rapid7, Inc.†	286	13,130
Varonis Systems, Inc.†	1,374	35,738
		136,560
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	551	45,375
Edgewell Personal Care Co.	443	18,792
		64,167
Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	260	4,043
MRC Global, Inc.†	1,646	15,999
Resideo Technologies, Inc.†	362	6,617
ScanSource, Inc.†	918	27,944
Titan Machinery, Inc.†	260	7,917
Veritiv Corp.	119	16,082
WESCO International, Inc.	310	47,908
		126,510
Diversified Financial Services — 1.9%
AssetMark Financial Holdings, Inc.†	184	5,787
Avantax, Inc.†	911	23,977
Enova International, Inc.†	466	20,704
Federated Hermes, Inc.	349	14,009
First Western Financial, Inc.†	21	416
Focus Financial Partners, Inc., Class A†	246	12,760
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45	1,287
Houlihan Lokey, Inc.	111	9,711
Intercontinental Exchange, Inc.	4,070	424,460
International Money Express, Inc.†	1,945	50,142
Mr. Cooper Group, Inc.†	101	4,138
Nelnet, Inc., Class A	31	2,849
PennyMac Financial Services, Inc.	76	4,530
Piper Sandler Cos.	50	6,930
PJT Partners, Inc., Class A	356	25,700
Radian Group, Inc.	1,101	24,332
Stifel Financial Corp.	53	3,132
StoneX Group, Inc.†	120	12,424
Victory Capital Holdings, Inc., Class A	165	4,830
Virtus Investment Partners, Inc.	18	3,427
		655,545
Electric — 0.3%
ALLETE, Inc.	60	3,862
Clearway Energy, Inc., Class A	190	5,706
Clearway Energy, Inc., Class C	436	13,660
IDACORP, Inc.	153	16,574

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
MGE Energy, Inc.	128	$ 9,942
NorthWestern Corp.	170	9,836
Portland General Electric Co.	600	29,334
Unitil Corp.	267	15,230
		104,144
Electrical Components & Equipment — 0.2%
Belden, Inc.	237	20,564
Encore Wire Corp.	215	39,846
		60,410
Electronics — 0.5%
Atkore, Inc.†	439	61,670
Knowles Corp.†	1,774	30,158
NEXTracker, Inc.†	215	7,796
OSI Systems, Inc.†	602	61,621
		161,245
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	426	13,202
REX American Resources Corp.†	158	4,517
SunPower Corp.†	264	3,654
Sunrun, Inc.†	489	9,853
		31,226
Engineering & Construction — 0.7%
Comfort Systems USA, Inc.	518	75,607
MasTec, Inc.†	385	36,359
MYR Group, Inc.†	416	52,420
Primoris Services Corp.	928	22,885
Sterling Infrastructure, Inc.†	382	14,470
TopBuild Corp.†	162	33,719
		235,460
Entertainment — 0.2%
Lions Gate Entertainment Corp., Class A†	1,399	15,487
Marriott Vacations Worldwide Corp.	186	25,084
SeaWorld Entertainment, Inc.†	408	25,014
		65,585
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	415	14,778
Tetra Tech, Inc.	238	34,965
		49,743
Food — 0.2%
Hostess Brands, Inc.†	17	423
John B. Sanfilippo & Son, Inc.	7	678
Lancaster Colony Corp.	11	2,232
SpartanNash Co.	1,708	42,358
Sprouts Farmers Market, Inc.†	300	10,509
TreeHouse Foods, Inc.†	22	1,110
		57,310
Gas — 0.2%
Chesapeake Utilities Corp.	137	17,535
New Jersey Resources Corp.	731	38,889
Northwest Natural Holding Co.	230	10,939
ONE Gas, Inc.	179	14,182
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southwest Gas Holdings, Inc.	15	$ 937
Spire, Inc.	18	1,262
		83,744
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	179	3,025
Healthcare-Products — 0.9%
Adaptive Biotechnologies Corp.†	121	1,068
Alphatec Holdings, Inc.†	1,975	30,810
AngioDynamics, Inc.†	1,219	12,605
Axonics, Inc.†	921	50,250
Bioventus, Inc., Class A†	544	582
Cardiovascular Systems, Inc.†	1,531	30,406
CareDx, Inc.†	438	4,003
Inari Medical, Inc.†	224	13,830
Inspire Medical Systems, Inc.†	329	77,009
LivaNova PLC†	496	21,616
OmniAb, Inc.†	655	2,410
Orthofix Medical, Inc.†	295	4,941
Shockwave Medical, Inc.†	211	45,751
STAAR Surgical Co.†	249	15,924
Varex Imaging Corp.†	197	3,583
Zynex, Inc.†	1,003	12,036
		326,824
Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	332	10,365
Joint Corp.†	289	4,864
Medpace Holdings, Inc.†	141	26,515
ModivCare, Inc.†	14	1,177
OPKO Health, Inc.†	2,773	4,049
Tenet Healthcare Corp.†	177	10,517
		57,487
Home Builders — 0.4%
Forestar Group, Inc.†	314	4,886
Landsea Homes Corp.†	1,458	8,835
LGI Homes, Inc.†	55	6,272
Meritage Homes Corp.	243	28,373
Skyline Champion Corp.†	126	9,479
Taylor Morrison Home Corp.†	1,936	74,071
Tri Pointe Homes, Inc.†	347	8,786
Winnebago Industries, Inc.	16	923
		141,625
Home Furnishings — 0.3%
MillerKnoll, Inc.	1,670	34,152
Sleep Number Corp.†	158	4,805
Sonos, Inc.†	3,802	74,595
Xperi, Inc.†	372	4,066
		117,618
Household Products/Wares — 0.2%
ACCO Brands Corp.	990	5,267
Central Garden & Pet Co., Class A†	891	34,811
Helen of Troy, Ltd.†	198	18,844
		58,922
Insurance — 0.4%
American Equity Investment Life Holding Co.	250	9,123
AMERISAFE, Inc.	123	6,021
BRP Group, Inc., Class A†	265	6,747

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	312	$ 13,007
Essent Group, Ltd.	699	27,995
Jackson Financial, Inc., Class A	214	8,006
James River Group Holdings, Ltd.	111	2,292
Kinsale Capital Group, Inc.	29	8,704
NMI Holdings, Inc., Class A†	535	11,947
RLI Corp.	347	46,120
Selective Insurance Group, Inc.	71	6,768
Skyward Specialty Insurance Group, Inc.†	135	2,952
		149,682
Internet — 20.2%
Airbnb, Inc., Class A†	3,783	470,605
Amazon.com, Inc.†	9,900	1,022,571
Chewy, Inc., Class A†	17,799	665,327
DoorDash, Inc., Class A†	16,795	1,067,490
EverQuote, Inc., Class A†	113	1,571
Magnite, Inc.†	696	6,445
MercadoLibre, Inc.†	385	507,453
Meta Platforms, Inc., Class A†	2,189	463,937
OptimizeRx Corp.†	393	5,749
Perficient, Inc.†	558	40,282
Q2 Holdings, Inc.†	251	6,180
QuinStreet, Inc.†	606	9,617
Shopify, Inc., Class A†	24,893	1,193,370
Shutterstock, Inc.	366	26,572
Uber Technologies, Inc.†	46,893	1,486,508
Yelp, Inc.†	527	16,179
		6,989,856
Iron/Steel — 0.1%
ATI, Inc.†	170	6,708
Commercial Metals Co.	717	35,061
Schnitzer Steel Industries, Inc., Class A	149	4,634
		46,403
Leisure Time — 0.2%
Acushnet Holdings Corp.	521	26,540
Camping World Holdings, Inc., Class A	1,259	26,275
		52,815
Lodging — 0.1%
Bluegreen Vacations Holding Corp.	463	12,677
Boyd Gaming Corp.	398	25,520
Full House Resorts, Inc.†	594	4,294
		42,491
Machinery-Construction & Mining — 0.1%
Argan, Inc.	640	25,901
Bloom Energy Corp., Class A†	331	6,597
Terex Corp.	90	4,354
		36,852
Machinery-Diversified — 0.1%
Albany International Corp., Class A	36	3,217
Kadant, Inc.	75	15,639
Watts Water Technologies, Inc., Class A	20	3,367
		22,223
Media — 0.1%
Gray Television, Inc.	528	4,604
Security Description	Shares or Principal Amount	Value

Media (continued)
Liberty Latin America, Ltd., Class C†	2,756	$ 22,765
Thryv Holdings, Inc.†	547	12,614
		39,983
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	93	3,835
Mueller Industries, Inc.	307	22,559
Olympic Steel, Inc.	48	2,506
		28,900
Mining — 0.1%
Arconic Corp.†	501	13,141
Constellium SE†	804	12,285
		25,426
Miscellaneous Manufacturing — 0.1%
EnPro Industries, Inc.	49	5,091
Fabrinet†	196	23,277
		28,368
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,259	10,601
Oil & Gas — 0.7%
Chord Energy Corp.	116	15,614
CNX Resources Corp.†	337	5,399
Delek US Holdings, Inc.	785	18,016
Helmerich & Payne, Inc.	82	2,931
Magnolia Oil & Gas Corp., Class A	746	16,322
Matador Resources Co.	604	28,781
Murphy Oil Corp.	827	30,582
Ovintiv, Inc.	834	30,091
Patterson-UTI Energy, Inc.	983	11,501
PBF Energy, Inc., Class A	171	7,415
PDC Energy, Inc.	452	29,009
SM Energy Co.	866	24,386
Weatherford International PLC†	260	15,431
		235,478
Oil & Gas Services — 0.3%
ChampionX Corp.	900	24,417
Liberty Energy, Inc.	1,781	22,814
NexTier Oilfield Solutions, Inc.†	2,075	16,496
NOW, Inc.†	2,999	33,439
Oceaneering International, Inc.†	292	5,148
Oil States International, Inc.†	311	2,591
ProPetro Holding Corp.†	419	3,013
Select Energy Services, Inc., Class A	276	1,921
		109,839
Packaging & Containers — 0.0%
Greif, Inc., Class A	93	5,893
O-I Glass, Inc.†	456	10,356
		16,249
Pharmaceuticals — 0.8%
Aclaris Therapeutics, Inc.†	1,060	8,575
AdaptHealth Corp.†	1,096	13,623
Alkermes PLC†	402	11,332
Amneal Pharmaceuticals, Inc.†	1,730	2,405
Amphastar Pharmaceuticals, Inc.†	338	12,675
Arvinas, Inc.†	420	11,475
Catalyst Pharmaceuticals, Inc.†	1,775	29,430
Coherus Biosciences, Inc.†	430	2,941

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.†	468	$ 10,137
Enanta Pharmaceuticals, Inc.†	350	14,154
Fulcrum Therapeutics, Inc.†	1,096	3,124
Herbalife Nutrition, Ltd.†	2,062	33,198
Heron Therapeutics, Inc.†	1,055	1,593
Kura Oncology, Inc.†	1,301	15,911
Option Care Health, Inc.†	1,021	32,437
Protagonist Therapeutics, Inc.†	516	11,868
Reata Pharmaceuticals, Inc., Class A†	402	36,550
USANA Health Sciences, Inc.†	298	18,744
Y-mAbs Therapeutics, Inc.†	24	120
		270,292
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	849	4,483
REITS — 1.3%
Agree Realty Corp.	1,026	70,394
Apple Hospitality REIT, Inc.	1,210	18,779
Ares Commercial Real Estate Corp.	543	4,936
Armada Hoffler Properties, Inc.	168	1,984
Blackstone Mtg. Trust, Inc., Class A	657	11,727
Broadstone Net Lease, Inc.	318	5,409
CareTrust REIT, Inc.	820	16,056
Community Healthcare Trust, Inc.	169	6,185
Corporate Office Properties Trust	833	19,750
CTO Realty Growth, Inc.	75	1,294
DiamondRock Hospitality Co.	1,051	8,545
Dynex Capital, Inc.	563	6,824
Ellington Financial, Inc.	162	1,978
Equity Commonwealth	535	11,080
Essential Properties Realty Trust, Inc.	272	6,759
First Industrial Realty Trust, Inc.	130	6,916
Getty Realty Corp.	118	4,251
Global Medical REIT, Inc.	162	1,476
Healthcare Realty Trust, Inc.	473	9,143
Independence Realty Trust, Inc.	252	4,040
Innovative Industrial Properties, Inc.	124	9,423
Kite Realty Group Trust	918	19,204
KKR Real Estate Finance Trust, Inc.	184	2,096
Ladder Capital Corp.	1,793	16,944
Macerich Co.	259	2,745
National Storage Affiliates Trust	214	8,941
NETSTREIT Corp.	163	2,980
Phillips Edison & Co., Inc.	655	21,366
Physicians Realty Trust	1,781	26,590
Piedmont Office Realty Trust, Inc., Class A	349	2,548
Plymouth Industrial REIT, Inc.	102	2,143
PotlatchDeltic Corp.	416	20,592
RLJ Lodging Trust	1,050	11,130
Ryman Hospitality Properties, Inc.	226	20,279
SITE Centers Corp.	1,017	12,489
STAG Industrial, Inc.	1,045	35,342
Terreno Realty Corp.	28	1,809
UMH Properties, Inc.	710	10,501
Xenia Hotels & Resorts, Inc.	90	1,178
		445,826
Retail — 2.6%
Abercrombie & Fitch Co., Class A†	775	21,506
Academy Sports & Outdoors, Inc.	406	26,491
Security Description	Shares or Principal Amount	Value

Retail (continued)
Beacon Roofing Supply, Inc.†	767	$ 45,138
BJ's Wholesale Club Holdings, Inc.†	173	13,160
Bloomin' Brands, Inc.	1,064	27,292
BlueLinx Holdings, Inc.†	186	12,641
Boot Barn Holdings, Inc.†	346	26,517
Dillard's, Inc., Class A	40	12,307
Dine Brands Global, Inc.	402	27,191
FirstCash Holdings, Inc.	278	26,513
Floor & Decor Holdings, Inc., Class A†	5,287	519,289
GMS, Inc.†	765	44,286
Guess?, Inc.	421	8,193
Hibbett, Inc.	135	7,962
Lithia Motors, Inc.	18	4,121
ODP Corp.†	466	20,961
Rush Enterprises, Inc., Class A	102	5,569
Signet Jewelers, Ltd.	422	32,823
Zumiez, Inc.†	368	6,786
		888,746
Savings & Loans — 0.2%
Axos Financial, Inc.†	321	11,851
Banc of California, Inc.	158	1,980
HomeTrust Bancshares, Inc.	143	3,516
Northfield Bancorp, Inc.	109	1,284
OceanFirst Financial Corp.	3,008	55,588
Washington Federal, Inc.	415	12,500
		86,719
Semiconductors — 3.5%
ASML Holding NV	1,358	924,404
Axcelis Technologies, Inc.†	278	37,043
Cirrus Logic, Inc.†	94	10,282
Cohu, Inc.†	564	21,652
MACOM Technology Solutions Holdings, Inc.†	88	6,234
MaxLinear, Inc.†	208	7,324
NVIDIA Corp.	263	73,053
Rambus, Inc.†	406	20,812
Semtech Corp.†	90	2,173
Silicon Laboratories, Inc.†	499	87,370
SiTime Corp.†	76	10,809
Veeco Instruments, Inc.†	533	11,262
		1,212,418
Software — 16.6%
Adeia, Inc.	930	8,240
Alkami Technology, Inc.†	74	937
Asana, Inc., Class A†	1,162	24,553
Bill.com Holdings, Inc.†	5,986	485,704
Blackline, Inc.†	331	22,227
Box, Inc., Class A†	1,440	38,578
Cardlytics, Inc.†	290	984
Cloudflare, Inc., Class A†	19,879	1,225,739
CommVault Systems, Inc.†	1,248	70,811
Datadog, Inc., Class A†	4,102	298,051
DigitalOcean Holdings, Inc.†	349	13,670
Donnelley Financial Solutions, Inc.†	809	33,056
eGain Corp.†	2,846	21,601
Enfusion, Inc., Class A†	944	9,912
Envestnet, Inc.†	280	16,428
Health Catalyst, Inc.†	2,004	23,387
Momentive Global, Inc.†	1,388	12,936
PagerDuty, Inc.†	622	21,758

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paycor HCM, Inc.†	338	$ 8,964
ROBLOX Corp., Class A†	25,043	1,126,434
Snowflake, Inc., Class A†	8,295	1,279,835
Sprout Social, Inc., Class A†	209	12,724
SPS Commerce, Inc.†	17	2,589
Upland Software, Inc.†	647	2,782
Veeva Systems, Inc., Class A†	1,590	292,226
Veradigm, Inc.†	644	8,404
Workiva, Inc.†	365	37,380
ZoomInfo Technologies, Inc.†	26,291	649,651
Zuora, Inc., Class A†	1,900	18,772
		5,768,333
Telecommunications — 0.3%
Aviat Networks, Inc.†	311	10,717
Calix, Inc.†	555	29,743
CommScope Holding Co., Inc.†	6,109	38,914
EchoStar Corp., Class A†	998	18,253
Gogo, Inc.†	375	5,438
Iridium Communications, Inc.	151	9,352
Ooma, Inc.†	685	8,569
		120,986
Transportation — 0.3%
ArcBest Corp.	414	38,262
Dorian LPG, Ltd.	295	5,882
Eagle Bulk Shipping, Inc.	78	3,549
Hub Group, Inc., Class A†	449	37,689
Matson, Inc.	217	12,949
Radiant Logistics, Inc.†	439	2,880
Safe Bulkers, Inc.	912	3,365
Schneider National, Inc., Class B	362	9,684
Werner Enterprises, Inc.	74	3,366
		117,626
Water — 0.1%
American States Water Co.	244	21,689
Total Common Stocks (cost $27,445,697)		25,796,658
CORPORATE BONDS & NOTES — 8.3%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	14,116
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	5,000	5,036
5.15%, 05/01/2030	6,000	6,037
L3Harris Technologies, Inc.
3.85%, 06/15/2023	13,000	12,949
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	4,048
Raytheon Technologies Corp.
5.15%, 02/27/2033	5,000	5,204
		33,274
Agriculture — 0.2%
BAT Capital Corp.
4.74%, 03/16/2032	10,000	9,290
BAT International Finance PLC
4.45%, 03/16/2028	2,000	1,901
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Cargill, Inc.
4.00%, 06/22/2032*	$ 7,000	$ 6,674
Philip Morris International, Inc.
4.88%, 02/15/2028	15,000	15,139
5.13%, 11/17/2027 to 02/15/2030	20,000	20,361
5.63%, 11/17/2029	5,000	5,224
Reynolds American, Inc.
5.70%, 08/15/2035	5,000	4,727
		63,316
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,212
William Carter Co.
5.63%, 03/15/2027*	30,000	29,159
		43,371
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	7,859
General Motors Financial Co., Inc.
3.60%, 06/21/2030	6,000	5,257
		13,116
Banks — 1.0%
Bank of America Corp.
2.57%, 10/20/2032	5,000	4,086
2.59%, 04/29/2031	10,000	8,469
2.69%, 04/22/2032	25,000	20,863
3.19%, 07/23/2030	18,000	15,998
5.02%, 07/22/2033	10,000	9,889
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,341
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	20,000	16,660
3.81%, 04/23/2029	30,000	28,181
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	18,346
JPMorgan Chase & Co.
3.51%, 01/23/2029	24,000	22,456
3.70%, 05/06/2030	25,000	23,240
4.01%, 04/23/2029	16,000	15,290
M&T Bank Corp.
5.05%, 01/27/2034	25,000	23,215
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	19,887
Morgan Stanley
1.79%, 02/13/2032	5,000	3,925
2.24%, 07/21/2032	15,000	12,035
2.48%, 01/21/2028	15,000	13,700
4.21%, 04/20/2028	10,000	9,704
4.43%, 01/23/2030	5,000	4,823
Wells Fargo & Co.
3.00%, 10/23/2026	24,000	22,452
4.81%, 07/25/2028	20,000	19,749
4.90%, 07/25/2033	10,000	9,761
		332,070
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	5,000	4,717
5.45%, 01/23/2039	3,000	3,150

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	$ 10,000	$ 9,587
		17,454
Biotechnology — 0.2%
Amgen, Inc.
5.15%, 03/02/2028	5,000	5,105
5.25%, 03/02/2033	10,000	10,274
5.75%, 03/02/2063	5,000	5,188
CSL Finance PLC
4.05%, 04/27/2029*	6,000	5,789
4.25%, 04/27/2032*	5,000	4,845
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	15,807
3.30%, 09/02/2040	5,000	3,623
		50,631
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	18,520
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	17,400
4.75%, 01/15/2028*	10,000	9,342
		45,262
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	15,000	15,086
6.17%, 07/15/2027	10,000	10,057
Nutrien, Ltd.
4.90%, 03/27/2028	10,000	9,997
		35,140
Commercial Services — 0.3%
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,492
Global Payments, Inc.
4.95%, 08/15/2027	10,000	9,879
Howard University
2.80%, 10/01/2030	10,000	8,583
2.90%, 10/01/2031	5,000	4,228
Service Corp. International
3.38%, 08/15/2030	25,000	21,312
5.13%, 06/01/2029	15,000	14,470
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	13,478
5.50%, 05/15/2027	5,000	4,953
		86,395
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	30,000	27,376
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	5,000	5,153
Diversified Financial Services — 0.4%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	17,218
5.25%, 07/26/2030	15,000	14,160
5.82%, 02/01/2034	5,000	4,831
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	$ 45,000	$ 43,039
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	21,022
4.35%, 06/15/2029	5,000	4,932
4.60%, 03/15/2033	2,000	1,984
Navient Corp.
7.25%, 09/25/2023	11,000	10,963
OneMain Finance Corp.
6.13%, 03/15/2024	5,000	4,871
Synchrony Financial
2.88%, 10/28/2031	5,000	3,535
4.88%, 06/13/2025	15,000	13,885
7.25%, 02/02/2033	5,000	4,411
		144,851
Electric — 1.0%
AES Corp.
3.30%, 07/15/2025*	10,000	9,478
Alabama Power Co.
3.45%, 10/01/2049	10,000	7,498
4.15%, 08/15/2044	5,000	4,291
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	3,206
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,344
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,598
Dominion Energy, Inc.
5.38%, 11/15/2032	18,000	18,446
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,289
Duke Energy Corp.
2.55%, 06/15/2031	20,000	16,736
4.30%, 03/15/2028	5,000	4,902
4.50%, 08/15/2032	10,000	9,668
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,606
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,892
4.00%, 04/01/2052	5,000	4,158
Edison International
6.95%, 11/15/2029	5,000	5,409
Emera, Inc.
6.75%, 06/15/2076	13,000	12,113
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,789
2.90%, 09/15/2029	6,000	5,377
Eversource Energy
3.38%, 03/01/2032	3,000	2,694
4.60%, 07/01/2027	10,000	10,012
Florida Power & Light Co.
5.10%, 04/01/2033	5,000	5,181
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,952
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	4,000	3,886
Kentucky Utilities Co.
5.45%, 04/15/2033	5,000	5,200
Louisville Gas & Electric Co.
5.45%, 04/15/2033	2,000	2,078

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	$ 7,000	$ 7,067
5.80%, 01/15/2033	10,000	10,647
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	13,000	12,965
5.00%, 02/28/2030 to 07/15/2032	10,000	10,083
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,278
Oglethorpe Power Corp.
4.50%, 04/01/2047*	5,000	4,251
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	10,532
4.95%, 07/01/2050	19,000	15,653
5.25%, 03/01/2052	5,000	4,255
5.90%, 06/15/2032	15,000	14,986
Puget Energy, Inc.
3.65%, 05/15/2025	2,000	1,931
4.10%, 06/15/2030	7,000	6,464
Sempra Energy
3.40%, 02/01/2028	7,000	6,575
3.70%, 04/01/2029	4,000	3,714
3.80%, 02/01/2038	2,000	1,723
Southern California Edison Co.
2.85%, 08/01/2029	4,000	3,577
4.70%, 06/01/2027	5,000	5,009
5.30%, 03/01/2028	5,000	5,125
Southern Co.
2.95%, 07/01/2023	5,000	4,969
3.25%, 07/01/2026	10,000	9,535
Southwestern Electric Power Co.
5.30%, 04/01/2033	20,000	20,150
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	5,038
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	17,909
4.60%, 06/01/2032	3,000	2,913
		352,152
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,927
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052*	17,000	13,774
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	21,951
		35,725
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	28,935
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,955
Kellogg Co.
3.40%, 11/15/2027	7,000	6,668
		16,623
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	$ 20,000	$ 19,414
KeySpan Gas East Corp.
5.99%, 03/06/2033*	7,000	7,217
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,480
3.60%, 05/01/2030	7,000	6,459
5.25%, 03/30/2028	10,000	10,172
		52,742
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028*	10,000	10,004
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	18,950
Baxter International, Inc.
2.54%, 02/01/2032	6,000	4,885
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,561
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,767
		48,163
Healthcare-Services — 0.2%
Centene Corp.
2.45%, 07/15/2028	5,000	4,350
3.38%, 02/15/2030	10,000	8,724
4.63%, 12/15/2029	30,000	28,207
Humana, Inc.
3.70%, 03/23/2029	11,000	10,349
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,924
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,563
3.50%, 08/15/2039	2,000	1,702
4.00%, 05/15/2029	5,000	4,889
5.25%, 02/15/2028	3,000	3,120
5.35%, 02/15/2033	10,000	10,628
		84,456
Home Builders — 0.0%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	14,755
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,179
Athene Global Funding
2.65%, 10/04/2031*	15,000	11,911
2.72%, 01/07/2029*	13,000	11,083
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	21,000	17,689
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,790
Willis North America, Inc.
3.60%, 05/15/2024	5,000	4,926
4.65%, 06/15/2027	20,000	19,680
		74,258
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	20,000	19,640

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
6.75%, 09/30/2027*	$ 5,000	$ 5,026
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,301
		49,967
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	25,317
Iron/Steel — 0.0%
ArcelorMittal SA
6.80%, 11/29/2032	10,000	10,490
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	8,608
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,769
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	21,125
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	10,000	7,622
5.13%, 07/01/2049	13,000	10,290
6.48%, 10/23/2045	7,000	6,632
Comcast Corp.
2.99%, 11/01/2063	3,000	1,945
3.25%, 11/01/2039	8,000	6,493
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,608
Discovery Communications LLC
4.00%, 09/15/2055	16,000	10,611
5.20%, 09/20/2047	5,000	4,143
5.30%, 05/15/2049	10,000	8,339
Paramount Global
4.20%, 05/19/2032	5,000	4,289
4.38%, 03/15/2043	10,000	7,106
4.95%, 01/15/2031	23,000	21,220
5.25%, 04/01/2044	5,000	3,978
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	30,000	27,060
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,840
5.88%, 11/15/2040	10,000	9,063
		160,364
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,385
5.88%, 04/15/2030*	10,000	9,581
6.13%, 04/15/2032*	5,000	4,813
		18,779
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	17,590
3.57%, 12/01/2031	5,000	4,301
Security Description	Shares or Principal Amount	Value

Office/Business Equipment (continued)
4.13%, 05/01/2025	$ 5,000	$ 4,851
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	17,311
		44,053
Oil & Gas — 0.5%
Apache Corp.
4.88%, 11/15/2027	10,000	9,234
BP Capital Markets America, Inc.
2.94%, 06/04/2051	8,000	5,547
4.81%, 02/13/2033	10,000	10,154
ConocoPhillips Co.
4.03%, 03/15/2062	2,000	1,638
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,882
5.75%, 01/15/2031*	3,000	2,883
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	9,000	9,424
Ecopetrol SA
4.63%, 11/02/2031	15,000	11,541
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	5,000	4,881
4.88%, 03/30/2026*	5,000	4,625
5.88%, 03/30/2031*	10,000	8,737
EQT Corp.
5.70%, 04/01/2028	5,000	4,995
Equinor ASA
3.63%, 04/06/2040	5,000	4,298
Exxon Mobil Corp.
4.33%, 03/19/2050	3,000	2,769
Hess Corp.
7.13%, 03/15/2033	3,000	3,326
7.30%, 08/15/2031	3,000	3,343
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	19,150
Marathon Oil Corp.
6.60%, 10/01/2037	5,000	5,104
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,055
7.38%, 11/01/2031	10,000	10,773
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,838
3.25%, 04/06/2050	5,000	3,812
Southwestern Energy Co.
4.75%, 02/01/2032	5,000	4,415
Viper Energy Partners LP
5.38%, 11/01/2027*	15,000	14,426
		157,850
Packaging & Containers — 0.1%
Ball Corp.
4.00%, 11/15/2023	35,000	34,586
Pharmaceuticals — 0.1%
Cigna Group
5.40%, 03/15/2033	5,000	5,191
CVS Health Corp.
4.13%, 04/01/2040	8,000	6,874
5.13%, 02/21/2030	5,000	5,069
		17,134

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.3%
Energy Transfer LP
5.55%, 02/15/2028	$ 10,000	$ 10,155
6.13%, 12/15/2045	3,000	2,900
Enterprise Products Operating LLC
4.95%, 10/15/2054	5,000	4,524
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,081
MPLX LP
1.75%, 03/01/2026	5,000	4,563
4.95%, 09/01/2032	6,000	5,868
5.20%, 03/01/2047	3,000	2,687
ONEOK, Inc.
3.10%, 03/15/2030	5,000	4,368
3.40%, 09/01/2029	7,000	6,238
5.20%, 07/15/2048	3,000	2,593
6.10%, 11/15/2032	5,000	5,176
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	10,000	8,911
4.90%, 02/15/2045	3,000	2,404
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,498
5.20%, 07/01/2027	10,000	9,916
6.13%, 03/15/2033	5,000	5,178
6.25%, 07/01/2052	5,000	4,929
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	5,000	4,528
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,760
Williams Cos., Inc.
4.65%, 08/15/2032	5,000	4,819
5.65%, 03/15/2033	5,000	5,164
		113,260
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,445
3.65%, 03/15/2027	5,000	4,749
American Tower Trust I
5.49%, 03/15/2028*	25,000	25,234
Crown Castle, Inc.
5.00%, 01/11/2028	7,000	7,055
Crown Castle, Inc.
2.90%, 03/15/2027	5,000	4,640
EPR Properties
4.95%, 04/15/2028	15,000	12,525
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	8,000	6,862
5.30%, 01/15/2029	10,000	9,542
SBA Tower Trust
2.84%, 01/15/2025*	25,000	23,682
VICI Properties LP
4.95%, 02/15/2030	2,000	1,877
5.13%, 05/15/2032	12,000	11,306
		111,917
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	23,250
Security Description	Shares or Principal Amount	Value

Retail (continued)
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	$ 7,000	$ 6,370
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,957
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	17,739
5.63%, 01/01/2030*	15,000	13,837
Gap, Inc.
3.63%, 10/01/2029*	27,000	19,257
3.88%, 10/01/2031*	23,000	15,959
McDonald's Corp.
3.35%, 04/01/2023	5,000	5,000
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	6,000	5,922
		112,291
Semiconductors — 0.3%
Broadcom, Inc.
3.42%, 04/15/2033*	4,000	3,347
4.00%, 04/15/2029*	6,000	5,613
4.30%, 11/15/2032	5,000	4,607
Intel Corp.
3.05%, 08/12/2051	5,000	3,414
4.90%, 08/05/2052	10,000	9,317
5.20%, 02/10/2033	5,000	5,093
5.90%, 02/10/2063	5,000	5,146
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,758
2.95%, 04/15/2031	5,000	4,175
NVIDIA Corp.
3.50%, 04/01/2040	7,000	6,010
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	10,000	9,925
5.35%, 03/01/2026	6,000	6,016
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,842
4.40%, 06/01/2027	15,000	14,819
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,136
4.38%, 10/15/2029	5,000	4,607
		98,825
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	30,000	27,263
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,550
MSCI, Inc.
3.88%, 02/15/2031*	5,000	4,451
4.00%, 11/15/2029*	5,000	4,562
Open Text Corp.
3.88%, 12/01/2029*	20,000	16,835
6.90%, 12/01/2027*	15,000	15,474
Oracle Corp.
2.30%, 03/25/2028	15,000	13,424
3.85%, 04/01/2060	18,000	12,557
4.10%, 03/25/2061	3,000	2,207
4.90%, 02/06/2033	5,000	4,897
6.15%, 11/09/2029	10,000	10,651

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
SS&C Technologies, Inc.
5.50%, 09/30/2027*	$ 20,000	$ 19,406
		150,277
Telecommunications — 0.2%
AT&T, Inc.
3.55%, 09/15/2055	14,000	10,049
3.65%, 06/01/2051	7,000	5,302
3.80%, 12/01/2057	7,000	5,197
Nokia Oyj
4.38%, 06/12/2027	15,000	14,340
6.63%, 05/15/2039	5,000	4,991
Rogers Communications, Inc.
4.55%, 03/15/2052*	6,000	4,936
T-Mobile USA, Inc.
2.05%, 02/15/2028	11,000	9,760
5.05%, 07/15/2033	5,000	5,025
Verizon Communications, Inc.
2.36%, 03/15/2032	5,000	4,102
2.85%, 09/03/2041	5,000	3,661
4.27%, 01/15/2036	7,000	6,493
Vodafone Group PLC
5.75%, 02/10/2063	5,000	4,949
		78,805
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	15,000	14,352
4.00%, 07/15/2025*	5,000	4,843
4.40%, 07/01/2027*	20,000	19,187
		38,382
Total Corporate Bonds & Notes (cost $3,125,787)		2,878,939
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	15,000	14,519
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	20,000	19,565
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	7,061	6,969
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	10,000	9,804
Series 2019-4A, Class D 2.58%, 09/15/2025*	16,242	15,936
Series 2020-1A, Class D 2.73%, 12/15/2025*	8,169	8,006
Series 2022-4A, Class B 4.57%, 01/15/2027	10,000	9,858
Series 2022-6A, Class B 6.03%, 08/16/2027	6,000	6,034
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,846
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	$ 20,000	$ 20,517
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.42%, 11/15/2027	15,000	14,768
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	4,966
Series 2022-7, Class B 5.95%, 01/17/2028	15,000	15,243
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,000	9,515
Series 2019-3A, Class D 2.72%, 11/15/2024*	7,081	7,050
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,792
		182,388
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.42%, (1 ML+1.58%), 10/25/2034	943	902
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.95%, (1 ML+0.10%), 02/25/2037	6,672	3,338
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	18,376
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.35%, (1 ML+0.50%), 11/25/2036	40,286	37,099
		59,715
Other Asset Backed Securities — 1.0%
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	10,000	10,038
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,875	45,892
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	5,000	5,005
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.98%, (1 ML+0.13%), 05/25/2037	14,989	11,079
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,525	31,335
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.98%, (3 ML+1.17%), 07/20/2032*	250,000	243,208
		346,557
Total Asset Backed Securities (cost $603,832)		588,660

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Commercial and Residential — 4.1%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	$ 42,923	$ 37,655
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	29,603	24,345
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	12,403	11,213
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	21,382	17,883
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	26,599	21,882
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	11,146	10,101
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	32,433
BANK VRS
Series 2018-BN14, Class XA 0.49%, 09/15/2060(3)(4)	875,756	17,905
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(3)	10,000	9,620
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	10,000	10,246
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.28%, 02/25/2036(3)	8,688	7,388
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(3)(4)	117,994	1,940
Series 2018-B1, Class XA 0.55%, 01/15/2051(3)(4)	71,428	1,394
Series 2019-B10, Class XA 1.22%, 03/15/2062(3)(4)	110,412	5,558
Series 2020-B22, Class XA 1.52%, 01/15/2054(3)(4)	99,529	8,795
BPR Trust FRS
Series 2022-STAR, Class A 8.06%, (TSFR1M+3.23%), 08/15/2024*	10,000	9,974
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	10,759	10,015
BX Trust FRS
Series 2022-PSB, Class A 7.28%, (TSFR1M+2.45%), 08/15/2039*	9,886	9,836
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	47,694
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	47,923
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,535
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 6.23%, 11/25/2070*(2)	68,762	68,624
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.11%, (1 Yr USTYCR+2.40%), 03/25/2036	$ 4,213	$ 3,842
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	11,591	9,076
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	33,492
Series 2014-CR21, Class A3 3.53%, 12/10/2047	38,739	37,335
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	41,612
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	96,000
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,669	1,861
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	17,391	16,717
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(3)(4)	271,157	2,977
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	36,780
Series 2016-C1, Class ASB 3.04%, 05/10/2049	15,195	14,578
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.46%, 05/25/2035(3)	6,563	5,805
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	13,945	13,635
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(3)(4)	981,138	14,649
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	31,000	29,007
Series 2014-GC20, Class A5 4.00%, 04/10/2047	40,000	39,159
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.53%, 03/25/2047(3)	2,288	1,450
Series 2006-AR1, Class 2A1 3.90%, 01/25/2036(3)	3,472	3,306
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.39%, (1 ML+0.27%), 05/25/2035	4,132	3,712
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	37,269
Series 2014-C19, Class A4 4.00%, 04/15/2047	60,000	58,709

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	$ 30,000	$ 27,705
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	9,087
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(3)	1,376	1,303
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	12,797	12,372
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(3)(4)	57,957	635
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,191	2,170
MortgageIT Trust FRS
Series 2005-4, Class A1 5.41%, (1 ML+0.56%), 10/25/2035	5,776	5,521
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.60%, (1 ML+0.75%), 01/25/2048*	22,468	21,700
Series 2017-5A, Class A1 6.35%, (1 ML+1.50%), 06/25/2057*	16,104	15,694
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	34,798	31,206
Series 2017-1A, Class A1 4.00%, 02/25/2057*(3)	22,116	20,909
Series 2017-3A, Class A1 4.00%, 04/25/2057*(3)	24,135	23,051
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	19,835	18,411
Series 2017-6A, Class A1 4.00%, 08/27/2057*(3)	28,772	26,947
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.25%, 06/25/2036(3)	12,003	8,772
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.23%, 07/25/2043*(3)	2,194	1,926
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 3.66%, 02/20/2047(3)	9,079	7,308
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,957
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	33,183	26,564
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	20,372	19,318
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	21,560	20,517
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	$ 11,106	$ 10,914
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,509
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,204
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(3)	2,403	2,039
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	35,000	34,242
Series 2014-C19, Class A5 4.10%, 03/15/2047	36,000	35,294
		1,407,205
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	38,440
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	99,608	3,685
Series K064, Class X1 0.60%, 03/25/2027(3)(4)	114,691	2,310
Series K114, Class X1 1.12%, 06/25/2030(3)(4)	99,529	6,385
Series K104, Class X1 1.13%, 01/25/2030(3)(4)	98,349	5,876
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	4,920	4,405
Series 4216, Class KQ 1.70%, 10/15/2039	2,824	2,733
Series 3964, Class MD 2.00%, 01/15/2041	74	71
Series 5170, Class DP 2.00%, 07/25/2050	21,193	18,509
Series 4961, Class JB 2.50%, 12/15/2042	9,245	8,457
Series 3883, Class PB 3.00%, 05/15/2041	2,959	2,794
Series 1577, Class PK 6.50%, 09/15/2023	21	21
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,316	4,014
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-HRP1, Class M2 6.50%, (1 ML+1.65%), 04/25/2043*	145	145
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	286	286

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-HRP1, Class M2 7.00%, (1 ML+2.15%), 11/25/2039*	$ 3,546	$ 3,537
Series 2017-C01, Class 1M2 8.40%, (1 ML+3.55%), 07/25/2029	4,289	4,396
Series 2016-C07, Class 2M2 9.20%, (1 ML+4.35%), 05/25/2029	7,383	7,678
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	3,127	2,991
Series 2013-16, Class A 1.75%, 01/25/2040	2,969	2,850
Series 2011-117, Class MA 2.00%, 08/25/2040	617	594
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,817	1,669
Series 2012-18, Class GA 2.00%, 12/25/2041	3,207	2,924
Series 2015-5, Class EP 2.00%, 06/25/2043	6,456	5,947
Series 2016-11, Class GA 2.50%, 03/25/2046	4,322	3,994
Series 2019-54, Class KC 2.50%, 09/25/2049	15,830	14,608
Series 2015-48, Class QB 3.00%, 02/25/2043	3,924	3,748
Series 2016-38, Class NA 3.00%, 01/25/2046	1,751	1,635
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,804
Series 2017-34, Class JK 3.00%, 05/25/2047	1,903	1,814
Series 2019-45, Class PT 3.00%, 08/25/2049	6,346	5,843
Series 2012-52, Class PA 3.50%, 05/25/2042	3,046	2,923
Series 2012-120, Class ZB 3.50%, 11/25/2042	21,587	20,308
Series 2017-26, Class CG 3.50%, 07/25/2044	3,307	3,226
Series 2018-23, Class LA 3.50%, 04/25/2048	6,268	5,988
Series 2019-7, Class JA 3.50%, 03/25/2049	6,731	6,445
Series 2019-14, Class CA 3.50%, 04/25/2049	6,388	6,130
Series 2017-35, Class AH 3.50%, 04/25/2053	3,444	3,364
Series 2017-84, Class KA 3.50%, 04/25/2053	3,225	3,137
Series 2018-70, Class HA 3.50%, 10/25/2056	5,199	5,037
Series 2019-12, Class HA 3.50%, 11/25/2057	5,705	5,462
Series 2017-49, Class JA 4.00%, 07/25/2053	2,984	2,946
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	25,204
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.31%, 01/25/2030(3)(4)	312,876	4,537
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-M21, Class X3 1.20%, 06/25/2034(3)(4)	$ 136,231	$ 10,610
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	1,923	1,885
Series 2015-151, Class BA 1.70%, 10/20/2045	652	645
Series 2013-37, Class LG 2.00%, 01/20/2042	3,351	3,168
Series 2005-74, Class HB 7.50%, 09/16/2035	23	23
Series 2005-74, Class HC 7.50%, 09/16/2035	546	564
		282,765
Total Collateralized Mortgage Obligations (cost $1,871,332)		1,689,970
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 5.6%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	121,498
1.38%, 08/15/2050	35,000	21,018
2.25%, 08/15/2046	50,000	37,732
2.88%, 08/15/2045(5)(6)	715,000	609,258
3.00%, 08/15/2052	115,000	101,020
3.13%, 08/15/2044	30,000	26,766
3.63%, 02/15/2053	55,000	54,605
3.88%, 02/15/2043	180,000	181,603
4.00%, 11/15/2052	112,000	118,860
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	21,489	14,905
0.25%, 02/15/2050(7)	23,267	16,862
United States Treasury Notes
4.63%, 03/15/2026	280,000	286,365
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	140,314	132,939
0.75%, 07/15/2028(7)	70,300	68,929
1.13%, 01/15/2033(7)	140,572	140,205
		1,932,565
U.S. Government Agency — 9.1%
Federal Home Loan Bank
2.00%, 01/01/2052	147,141	121,826
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 12/01/2051	392,773	339,022
3.50%, 03/01/2042 to 08/01/2048	25,383	24,059
4.00%, 09/01/2040	787	774
4.50%, 01/01/2039	227	228
5.50%, 07/01/2034	1,410	1,436
6.50%, 05/01/2029	172	179
7.50%, 04/01/2028	132	136
Federal Home Loan Mtg. Corp. FRS
3.74%, (6 ML+1.49%), 02/01/2037	231	229
Federal National Mtg. Assoc.
2.00%, 02/01/2052 to 04/01/2052	320,124	264,956
2.50%, 02/01/2043	27,021	23,681
2.97%, 06/01/2030	40,000	37,023
3.00%, 01/01/2028	1,875	1,820
3.50%, 08/01/2026 to 10/01/2028	5,970	5,836
4.00%, 11/01/2025	131	130

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 01/01/2039 to 05/01/2041		$ 7,970	$ 7,991
5.00%, 05/01/2035 to 07/01/2040		9,432	9,628
5.50%, 12/01/2029 to 06/01/2038		32,311	33,215
6.00%, 12/01/2033 to 06/01/2040		1,960	2,039
6.50%, 10/01/2037		46	48
7.00%, 06/01/2037		1,478	1,600
Federal National Mtg. Assoc. FRS
3.65%, (12 ML+1.57%), 05/01/2037		271	273
4.07%, (12 ML+1.82%), 10/01/2040		276	280
Government National Mtg. Assoc.
2.50%, April 30 TBA		130,000	114,400
3.00%, April 30 TBA		270,000	245,930
3.50%, April 30 TBA		140,000	131,245
4.00%, 09/15/2041		93,391	89,602
4.50%, 06/15/2041		13,949	14,075
4.50%, April 30 TBA		80,000	78,796
6.00%, 11/15/2031		12,786	13,023
7.00%, 05/15/2033		1,880	1,965
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		115,000	101,098
2.00%, April 30 TBA		85,000	70,265
2.50%, April 30 TBA		106,000	91,359
3.00%, April 30 TBA		85,000	76,267
3.50%, April 30 TBA		65,000	60,397
4.00%, April 30 TBA		175,000	167,372
4.50%, April 30 TBA		771,000	755,423
5.50%, April 30 TBA		270,000	272,726
			3,160,352
Total U.S. Government & Agency Obligations (cost $5,520,987)			5,092,917
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	36,223
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	31,946
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	15,671
2.75%, 04/14/2041	EUR	10,000	6,353
3.38%, 02/08/2038	EUR	10,000	7,524
4.63%, 04/03/2049	EUR	10,000	8,037
Total Foreign Government Obligations (cost $160,723)			105,754
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,579
6.32%, 11/01/2029		20,000	20,025
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,374
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	22,916
Security Description	Shares or Principal Amount	Value

Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	$ 25,000	$ 23,245
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	10,000	10,142
5.18%, 11/15/2049	15,000	13,628
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	4,000	4,384
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	25,000	24,495
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	25,000	26,734
State of California General Obligation Bonds
7.30%, 10/01/2039	5,000	6,204
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	5,455	5,447
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	10,000	10,273
Total Municipal Securities (cost $188,900)		176,446
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	14
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: USD 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	3,861,789	13,960
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	4,164,517	1,937

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	4,779,151	$ 4,215
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	35,784	24
Total Purchased Options (cost $60,362)		20,136
Total Long-Term Investment Securities (cost $38,977,620)		36,349,494
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(8)	$ 135,000	135,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(8)	120,000	120,000
Deutsche Bank AG Joint Repurchase Agreement(8)	105,000	105,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	105,000	105,000
Total Repurchase Agreements (cost $585,000)		585,000
TOTAL INVESTMENTS (cost $39,562,620)(9)	106.5%	36,934,494
Other assets less liabilities	(6.5)	(2,250,378)
NET ASSETS	100.0%	$34,684,116
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $2,869,861 representing 8.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	USD-12-Month SOFR	Annual	Annual	Dec 2051	$ (626)	$ 28,612	$ 27,986
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	221	11	232
Centrally Cleared	75,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	242	(687)	(445)
								$(163)	$27,936	$27,773

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$39,000	USD	$39,000	1.000%	Quarterly	Jun 2027	$1,818	$(684)	$1,134
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	June 2023	$ 86,667	$ 90,675	$ 4,008
3	Long	Euro-Schatz	June 2023	340,544	343,879	3,335
2	Long	U.S. Treasury 10 Year Notes	June 2023	228,463	229,844	1,381
5	Long	U.S. Treasury 2 Year Notes	June 2023	1,026,886	1,032,265	5,379
3	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	351,881	363,422	11,541
						$25,644
						Unrealized (Depreciation)
5	Long	U.S. Treasury 5 Year Notes	June 2023	$548,005	$547,539	$ (466)
3	Short	Canada 10 Year Bonds	June 2023	269,501	280,045	(10,544)
2	Short	Euro-BUND	June 2023	283,279	294,637	(11,358)
2	Short	U.S. Treasury Long Bonds	June 2023	251,335	262,313	(10,978)
						$(33,346)
Net Unrealized Appreciation (Depreciation)						$ (7,702)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	USD	3,194	EUR	3,000	06/21/2023	$ 74	$ —
Deutsche Bank AG	EUR	69,000	USD	74,082	06/21/2023	—	(1,077)
Goldman Sachs International	BRL	176,000	USD	33,587	06/21/2023	—	(646)
Unrealized Appreciation (Depreciation)						$ 74	$ (1,723)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 2,127,946	$ —	$ 0	$ 2,127,946
Commercial Services	851,289	913,315	—	1,764,604
Other Industries	21,904,108	—	—	21,904,108
Corporate Bonds & Notes	—	2,878,939	—	2,878,939
Asset Backed Securities	—	588,660	—	588,660
Collateralized Mortgage Obligations	—	1,689,970	—	1,689,970
U.S. Government & Agency Obligations	—	5,092,917	—	5,092,917
Foreign Government Obligations	—	105,754	—	105,754
Municipal Securities	—	176,446	—	176,446
Escrows and Litigation Trusts	—	14	—	14
Purchased Options	—	20,136	—	20,136
Repurchase Agreements	—	585,000	—	585,000
Total Investments at Value	$24,883,343	$12,051,151	$ 0	$36,934,494
Other Financial Instruments:†
Swaps	$ —	$ 28,623	$—	$ 28,623
Futures Contracts	25,644	—	—	25,644
Forward Foreign Currency Contracts	—	74	—	74
Total Other Financial Instruments	$ 25,644	$ 28,697	$—	$ 54,341
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,371	$—	$ 1,371
Futures Contracts	33,346	—	—	33,346
Forward Foreign Currency Contracts	—	1,723	—	1,723
Total Other Financial Instruments	$ 33,346	$ 3,094	$—	$ 36,440
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	24.3%
Internet	15.4
Software	13.4
Collateralized Mortgage Obligations	7.9
Biotechnology	5.1
Commercial Services	4.4
Banks	3.2
Semiconductors	3.0
Other Asset Backed Securities	2.8
Advertising	2.7
Retail	2.5
Diversified Financial Services	2.0
Electric	1.8
Repurchase Agreements	1.7
REITS	1.7
Chemicals	1.4
Oil & Gas	1.3
Foreign Government Obligations	1.1
Healthcare-Products	1.0
Auto Loan Receivables	0.9
Media	0.8
Municipal Securities	0.8
Pharmaceuticals	0.8
Telecommunications	0.6
Insurance	0.6
Engineering & Construction	0.6
Healthcare-Services	0.5
Pipelines	0.5
Computers	0.5
Apparel	0.5
Home Builders	0.5
Electronics	0.4
Building Materials	0.4
Agriculture	0.4
Entertainment	0.4
Gas	0.3
Distribution/Wholesale	0.3
Transportation	0.3
Home Furnishings	0.3
Oil & Gas Services	0.3
Packaging & Containers	0.2
Environmental Control	0.2
Home Equity	0.2
Savings & Loans	0.2
Food	0.2
Cosmetics/Personal Care	0.2
Office/Business Equipment	0.2
Beverages	0.2
Credit Card Receivables	0.2
Aerospace/Defense	0.2
Electrical Components & Equipment	0.2
Household Products/Wares	0.2
Iron/Steel	0.1
Leisure Time	0.1
Lodging	0.1
Investment Companies	0.1
Machinery-Diversified	0.1
Auto Parts & Equipment	0.1
Machinery-Construction & Mining	0.1
Trucking & Leasing	0.1
Hand/Machine Tools	0.1
Coal	0.1
Energy-Alternate Sources	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1

Mining	0.1%
Water	0.1
111.3%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.0%
Advertising — 2.6%
Trade Desk, Inc., Class A†	25,277	$ 1,539,622
Agriculture — 0.1%
Andersons, Inc.	460	19,007
Darling Ingredients, Inc.†	332	19,389
		38,396
Airlines — 0.0%
SkyWest, Inc.†	800	17,736
Apparel — 0.3%
Crocs, Inc.†	722	91,290
Deckers Outdoor Corp.†	108	48,551
Steven Madden, Ltd.	601	21,636
		161,477
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Holdings, Inc.†	1,915	14,956
Goodyear Tire & Rubber Co.†	1,411	15,549
Lear Corp.	87	12,136
XPEL, Inc.†	216	14,677
		57,318
Banks — 1.3%
Ameris Bancorp	516	18,875
Atlantic Union Bankshares Corp.	747	26,182
Bancorp, Inc.†	407	11,335
Bank of N.T. Butterfield & Son, Ltd.	1,056	28,512
Banner Corp.	399	21,694
Business First Bancshares, Inc.	539	9,233
Byline Bancorp, Inc.	758	16,388
Capital City Bank Group, Inc.	370	10,845
Cathay General Bancorp	36	1,243
Central Pacific Financial Corp.	253	4,529
Coastal Financial Corp.†	165	5,942
Columbia Banking System, Inc.	841	18,014
Community Bank System, Inc.	131	6,876
ConnectOne Bancorp, Inc.	1,640	28,995
CVB Financial Corp.	1,428	23,819
Eastern Bankshares, Inc.	348	4,392
Enterprise Financial Services Corp.	654	29,162
Equity Bancshares, Inc., Class A	187	4,557
FB Financial Corp.	134	4,165
Financial Institutions, Inc.	66	1,272
First Bancorp	35	1,243
First BanCorp/Puerto Rico	780	8,908
First Bancshares, Inc.	72	1,860
First Citizens BancShares, Inc., Class A	15	14,596
First Commonwealth Financial Corp.	708	8,800
First Financial Corp.	166	6,222
First Foundation, Inc.	187	1,393
First Interstate BancSystem, Inc., Class A	243	7,256
First Merchants Corp.	682	22,472
FNB Corp.	355	4,118
Glacier Bancorp, Inc.	258	10,839
Hancock Whitney Corp.	572	20,821
Heritage Commerce Corp.	967	8,055
Home BancShares, Inc.	179	3,886
Independent Bank Corp.	307	5,455
Independent Bank Corp./MA	68	4,462
Mercantile Bank Corp.	62	1,896
Merchants Bancorp	430	11,197
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mid Penn Bancorp, Inc.	63	$ 1,613
MVB Financial Corp.	29	599
National Bank Holdings Corp., Class A	226	7,562
OFG Bancorp	1,499	37,385
Old National Bancorp	2,034	29,330
Old Second Bancorp, Inc.	1,198	16,844
Origin Bancorp, Inc.	31	997
Peapack-Gladstone Financial Corp.	358	10,604
Peoples Bancorp, Inc.	102	2,627
Pinnacle Financial Partners, Inc.	143	7,888
Popular, Inc.	709	40,704
QCR Holdings, Inc.	348	15,281
Republic Bancorp, Inc., Class A	38	1,612
Seacoast Banking Corp. of Florida	310	7,347
SmartFinancial, Inc.	245	5,669
South Plains Financial, Inc.	35	749
Southside Bancshares, Inc.	151	5,013
SouthState Corp.	796	56,723
Towne Bank	289	7,702
TriCo Bancshares	457	19,007
United Community Banks, Inc.	283	7,958
Univest Financial Corp.	114	2,706
Veritex Holdings, Inc.	922	16,836
WesBanco, Inc.	116	3,561
Wintrust Financial Corp.	576	42,019
		767,845
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	27	14,447
Primo Water Corp.	2,092	32,112
		46,559
Biotechnology — 4.8%
2seventy bio, Inc.†	1,472	15,014
ACADIA Pharmaceuticals, Inc.†	500	9,410
Amicus Therapeutics, Inc.†	4,749	52,666
Apellis Pharmaceuticals, Inc.†	408	26,912
Arrowhead Pharmaceuticals, Inc.†	473	12,014
Atara Biotherapeutics, Inc.†	2,724	7,900
Beam Therapeutics, Inc.†	282	8,635
Biohaven, Ltd.†	67	915
Bluebird Bio, Inc.†	153	487
Bridgebio Pharma, Inc.†	264	4,377
CTI BioPharma Corp.†	2,997	12,587
Decibel Therapeutics, Inc.†	14	42
Eiger BioPharmaceuticals, Inc.†	789	708
Emergent BioSolutions, Inc.†	60	622
Esperion Therapeutics, Inc.†	111	177
Fate Therapeutics, Inc.†	4,332	24,692
Illumina, Inc.†	4,146	964,152
Insmed, Inc.†	124	2,114
Intellia Therapeutics, Inc.†	480	17,890
Intercept Pharmaceuticals, Inc.†	1,489	19,997
iTeos Therapeutics, Inc.†	2,090	28,445
Kymera Therapeutics, Inc.†	542	16,059
Ligand Pharmaceuticals, Inc.†	202	14,859
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Relay Therapeutics, Inc.†	1,738	28,625
Replimune Group, Inc.†	1,210	21,369
REVOLUTION Medicines, Inc.†	1,039	22,505

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Royalty Pharma PLC, Class A	35,874	$ 1,292,540
Sana Biotechnology, Inc.†	13	43
Sutro Biopharma, Inc.†	131	605
Syndax Pharmaceuticals, Inc.†	1,418	29,948
TG Therapeutics, Inc.†	1,530	23,011
Travere Therapeutics, Inc.†	1,342	30,182
Twist Bioscience Corp.†	540	8,143
Tyra Biosciences, Inc.†	2,024	32,526
Xencor, Inc.†	1,445	40,301
		2,770,472
Building Materials — 0.2%
Boise Cascade Co.	188	11,891
Gibraltar Industries, Inc.†	226	10,961
Louisiana-Pacific Corp.	163	8,836
Summit Materials, Inc., Class A†	345	9,829
UFP Industries, Inc.	768	61,033
		102,550
Chemicals — 1.3%
AdvanSix, Inc.	349	13,356
Avient Corp.	543	22,350
Cabot Corp.	484	37,094
Ecovyst, Inc.†	313	3,459
H.B. Fuller Co.	360	24,642
Ingevity Corp.†	412	29,466
Livent Corp.†	344	7,472
Minerals Technologies, Inc.	130	7,854
Orion Engineered Carbons SA	2,545	66,399
Sherwin-Williams Co.	2,262	508,430
Tronox Holdings PLC	1,199	17,241
		737,763
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	72	11,232
Arch Resources, Inc.	186	24,452
CONSOL Energy, Inc.	66	3,846
Peabody Energy Corp.†	188	4,813
SunCoke Energy, Inc.	434	3,897
		48,240
Commercial Services — 4.0%
2U, Inc.†	1,252	8,576
ABM Industries, Inc.	926	41,614
Adyen NV*†	728	1,154,329
Block, Inc.†	7,797	535,264
Brink's Co.	360	24,048
Chegg, Inc.†	3,243	52,861
Coursera, Inc.†	143	1,647
Cross Country Healthcare, Inc.†	1,764	39,373
Ennis, Inc.	162	3,417
EVERTEC, Inc.	279	9,416
HealthEquity, Inc.†	743	43,622
Heidrick & Struggles International, Inc.	69	2,095
Huron Consulting Group, Inc.†	566	45,489
Information Services Group, Inc.	3,925	19,978
John Wiley & Sons, Inc., Class A	401	15,547
Kelly Services, Inc., Class A	1,939	32,168
Kforce, Inc.	424	26,814
Korn Ferry	140	7,244
LiveRamp Holdings, Inc.†	1,618	35,483
Marathon Digital Holdings, Inc.†	303	2,642
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Medifast, Inc.	451	$ 46,755
PROG Holdings, Inc.†	857	20,388
Progyny, Inc.†	1,751	56,242
Remitly Global, Inc.†	440	7,458
Repay Holdings Corp.†	2,095	13,764
Riot Platforms, Inc.†	1,998	19,960
TriNet Group, Inc.†	207	16,686
TrueBlue, Inc.†	1,064	18,939
Upbound Group, Inc.	1,409	34,535
		2,336,354
Computers — 0.4%
CACI International, Inc., Class A†	149	44,146
KBR, Inc.	1,003	55,215
Qualys, Inc.†	258	33,545
Rapid7, Inc.†	432	19,833
Varonis Systems, Inc.†	2,077	54,023
		206,762
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	834	68,680
Edgewell Personal Care Co.	668	28,336
		97,016
Distribution/Wholesale — 0.3%
G-III Apparel Group, Ltd.†	393	6,111
MRC Global, Inc.†	2,488	24,184
Resideo Technologies, Inc.†	547	9,999
ScanSource, Inc.†	1,388	42,251
Titan Machinery, Inc.†	394	11,997
Veritiv Corp.	180	24,325
WESCO International, Inc.	469	72,479
		191,346
Diversified Financial Services — 1.5%
AssetMark Financial Holdings, Inc.†	279	8,775
Avantax, Inc.†	1,377	36,243
Enova International, Inc.†	706	31,368
Federated Hermes, Inc.	527	21,154
First Western Financial, Inc.†	32	634
Focus Financial Partners, Inc., Class A†	372	19,296
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	67	1,916
Houlihan Lokey, Inc.	168	14,698
Intercontinental Exchange, Inc.	5,137	535,738
International Money Express, Inc.†	2,937	75,716
Mr. Cooper Group, Inc.†	152	6,227
Nelnet, Inc., Class A	42	3,859
PennyMac Financial Services, Inc.	115	6,855
Piper Sandler Cos.	75	10,396
PJT Partners, Inc., Class A	538	38,838
Radian Group, Inc.	1,664	36,774
Stifel Financial Corp.	88	5,200
StoneX Group, Inc.†	181	18,739
Victory Capital Holdings, Inc., Class A	250	7,317
Virtus Investment Partners, Inc.	27	5,140
		884,883
Electric — 0.3%
ALLETE, Inc.	91	5,858
Clearway Energy, Inc., Class A	288	8,649
Clearway Energy, Inc., Class C	658	20,615
IDACORP, Inc.	231	25,024

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
MGE Energy, Inc.	194	$ 15,068
NorthWestern Corp.	257	14,870
Portland General Electric Co.	907	44,343
Unitil Corp.	404	23,044
		157,471
Electrical Components & Equipment — 0.2%
Belden, Inc.	358	31,064
Encore Wire Corp.	324	60,047
		91,111
Electronics — 0.4%
Atkore, Inc.†	663	93,138
Knowles Corp.†	2,682	45,594
NEXTracker, Inc.†	330	11,966
OSI Systems, Inc.†	909	93,045
		243,743
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	643	19,927
REX American Resources Corp.†	239	6,833
SunPower Corp.†	399	5,522
Sunrun, Inc.†	739	14,891
		47,173
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	783	114,287
MasTec, Inc.†	582	54,964
MYR Group, Inc.†	629	79,260
Primoris Services Corp.	1,403	34,598
Sterling Infrastructure, Inc.†	577	21,857
TopBuild Corp.†	245	50,994
		355,960
Entertainment — 0.2%
Lions Gate Entertainment Corp., Class A†	2,115	23,413
Marriott Vacations Worldwide Corp.	281	37,896
SeaWorld Entertainment, Inc.†	616	37,767
		99,076
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	627	22,327
Tetra Tech, Inc.	359	52,741
		75,068
Food — 0.1%
Hostess Brands, Inc.†	25	622
John B. Sanfilippo & Son, Inc.	10	969
Lancaster Colony Corp.	17	3,449
SpartanNash Co.	2,581	64,009
Sprouts Farmers Market, Inc.†	453	15,869
TreeHouse Foods, Inc.†	33	1,664
		86,582
Gas — 0.2%
Chesapeake Utilities Corp.	208	26,622
New Jersey Resources Corp.	1,104	58,733
Northwest Natural Holding Co.	347	16,503
ONE Gas, Inc.	271	21,471
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southwest Gas Holdings, Inc.	23	$ 1,437
Spire, Inc.	27	1,894
		126,660
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	270	4,563
Healthcare-Products — 0.8%
Adaptive Biotechnologies Corp.†	182	1,607
Alphatec Holdings, Inc.†	2,985	46,566
AngioDynamics, Inc.†	1,842	19,046
Axonics, Inc.†	1,392	75,948
Bioventus, Inc., Class A†	831	889
Cardiovascular Systems, Inc.†	2,314	45,956
CareDx, Inc.†	663	6,060
Inari Medical, Inc.†	338	20,868
Inspire Medical Systems, Inc.†	497	116,333
LivaNova PLC†	749	32,641
OmniAb, Inc.†	990	3,643
Orthofix Medical, Inc.†	445	7,454
Shockwave Medical, Inc.†	320	69,386
STAAR Surgical Co.†	376	24,045
Varex Imaging Corp.†	298	5,421
Zynex, Inc.†	1,517	18,204
		494,067
Healthcare-Services — 0.1%
Fulgent Genetics, Inc.†	501	15,641
Joint Corp.†	437	7,355
Medpace Holdings, Inc.†	213	40,054
ModivCare, Inc.†	21	1,766
OPKO Health, Inc.†	4,191	6,119
Tenet Healthcare Corp.†	267	15,865
		86,800
Home Builders — 0.4%
Forestar Group, Inc.†	474	7,375
Landsea Homes Corp.†	2,203	13,350
LGI Homes, Inc.†	83	9,464
Meritage Homes Corp.	368	42,968
Skyline Champion Corp.†	191	14,369
Taylor Morrison Home Corp.†	2,927	111,987
Tri Pointe Homes, Inc.†	524	13,268
Winnebago Industries, Inc.	24	1,385
		214,166
Home Furnishings — 0.3%
MillerKnoll, Inc.	2,521	51,554
Sleep Number Corp.†	238	7,238
Sonos, Inc.†	5,747	112,756
Xperi, Inc.†	562	6,143
		177,691
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,496	7,959
Central Garden & Pet Co., Class A†	1,347	52,627
Helen of Troy, Ltd.†	300	28,551
		89,137
Insurance — 0.4%
American Equity Investment Life Holding Co.	378	13,793
AMERISAFE, Inc.	185	9,056
BRP Group, Inc., Class A†	400	10,184

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	471	$ 19,636
Essent Group, Ltd.	1,057	42,333
Jackson Financial, Inc., Class A	324	12,121
James River Group Holdings, Ltd.	168	3,469
Kinsale Capital Group, Inc.	45	13,507
NMI Holdings, Inc., Class A†	808	18,042
RLI Corp.	525	69,778
Selective Insurance Group, Inc.	108	10,296
Skyward Specialty Insurance Group, Inc.†	201	4,396
		226,611
Internet — 15.2%
Airbnb, Inc., Class A†	4,784	595,130
Amazon.com, Inc.†	12,494	1,290,505
Chewy, Inc., Class A†	22,480	840,302
DoorDash, Inc., Class A†	21,196	1,347,218
EverQuote, Inc., Class A†	171	2,377
Magnite, Inc.†	1,052	9,742
MercadoLibre, Inc.†	486	640,577
Meta Platforms, Inc., Class A†	2,763	585,590
OptimizeRx Corp.†	594	8,690
Perficient, Inc.†	843	60,856
Q2 Holdings, Inc.†	379	9,331
QuinStreet, Inc.†	917	14,553
Shopify, Inc., Class A†	31,416	1,506,083
Shutterstock, Inc.	554	40,220
Uber Technologies, Inc.†	59,181	1,876,038
Yelp, Inc.†	797	24,468
		8,851,680
Iron/Steel — 0.1%
ATI, Inc.†	257	10,141
Commercial Metals Co.	1,084	53,007
Schnitzer Steel Industries, Inc., Class A	226	7,029
		70,177
Leisure Time — 0.1%
Acushnet Holdings Corp.	787	40,090
Camping World Holdings, Inc., Class A	1,903	39,715
		79,805
Lodging — 0.1%
Bluegreen Vacations Holding Corp.	702	19,221
Boyd Gaming Corp.	602	38,600
Full House Resorts, Inc.†	898	6,493
		64,314
Machinery-Construction & Mining — 0.1%
Argan, Inc.	968	39,175
Bloom Energy Corp., Class A†	500	9,965
Terex Corp.	137	6,628
		55,768
Machinery-Diversified — 0.1%
Albany International Corp., Class A	54	4,825
Kadant, Inc.	113	23,563
Watts Water Technologies, Inc., Class A	30	5,050
		33,438
Media — 0.1%
Gray Television, Inc.	798	6,958
Security Description	Shares or Principal Amount	Value

Media (continued)
Liberty Latin America, Ltd., Class C†	4,165	$ 34,403
Thryv Holdings, Inc.†	827	19,071
		60,432
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	141	5,815
Mueller Industries, Inc.	462	33,948
Olympic Steel, Inc.	73	3,811
		43,574
Mining — 0.1%
Arconic Corp.†	757	19,856
Constellium SE†	1,215	18,565
		38,421
Miscellaneous Manufacturing — 0.1%
EnPro Industries, Inc.	73	7,584
Fabrinet†	296	35,153
		42,737
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,903	16,023
Oil & Gas — 0.6%
Chord Energy Corp.	175	23,555
CNX Resources Corp.†	510	8,170
Delek US Holdings, Inc.	1,186	27,219
Helmerich & Payne, Inc.	124	4,433
Magnolia Oil & Gas Corp., Class A	1,128	24,681
Matador Resources Co.	913	43,504
Murphy Oil Corp.	1,251	46,262
Ovintiv, Inc.	1,261	45,497
Patterson-UTI Energy, Inc.	1,486	17,386
PBF Energy, Inc., Class A	258	11,187
PDC Energy, Inc.	684	43,899
SM Energy Co.	1,309	36,861
Weatherford International PLC†	391	23,206
		355,860
Oil & Gas Services — 0.3%
ChampionX Corp.	1,361	36,924
Liberty Energy, Inc.	2,692	34,485
NexTier Oilfield Solutions, Inc.†	3,133	24,907
NOW, Inc.†	4,533	50,543
Oceaneering International, Inc.†	441	7,775
Oil States International, Inc.†	470	3,915
ProPetro Holding Corp.†	634	4,559
Select Energy Services, Inc., Class A	417	2,902
		166,010
Packaging & Containers — 0.0%
Greif, Inc., Class A	141	8,935
O-I Glass, Inc.†	689	15,647
		24,582
Pharmaceuticals — 0.7%
Aclaris Therapeutics, Inc.†	1,603	12,968
AdaptHealth Corp.†	1,657	20,597
Alkermes PLC†	607	17,111
Amneal Pharmaceuticals, Inc.†	2,615	3,635
Amphastar Pharmaceuticals, Inc.†	511	19,163
Arvinas, Inc.†	634	17,321
Catalyst Pharmaceuticals, Inc.†	2,682	44,468
Coherus Biosciences, Inc.†	651	4,453

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.†	708	$ 15,335
Enanta Pharmaceuticals, Inc.†	529	21,393
Fulcrum Therapeutics, Inc.†	1,657	4,722
Herbalife Nutrition, Ltd.†	3,116	50,168
Heron Therapeutics, Inc.†	1,594	2,407
Kura Oncology, Inc.†	1,966	24,044
Option Care Health, Inc.†	1,544	49,053
Protagonist Therapeutics, Inc.†	780	17,940
Reata Pharmaceuticals, Inc., Class A†	608	55,279
USANA Health Sciences, Inc.†	450	28,305
Y-mAbs Therapeutics, Inc.†	36	180
		408,542
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	1,282	6,769
REITS — 1.2%
Agree Realty Corp.	1,550	106,345
Apple Hospitality REIT, Inc.	1,828	28,371
Ares Commercial Real Estate Corp.	820	7,454
Armada Hoffler Properties, Inc.	254	3,000
Blackstone Mtg. Trust, Inc., Class A	993	17,725
Broadstone Net Lease, Inc.	481	8,182
CareTrust REIT, Inc.	1,239	24,260
Community Healthcare Trust, Inc.	255	9,333
Corporate Office Properties Trust	1,258	29,827
CTO Realty Growth, Inc.	111	1,916
DiamondRock Hospitality Co.	1,589	12,919
Dynex Capital, Inc.	851	10,314
Ellington Financial, Inc.	245	2,991
Equity Commonwealth	809	16,754
Essential Properties Realty Trust, Inc.	410	10,189
First Industrial Realty Trust, Inc.	197	10,480
Getty Realty Corp.	178	6,413
Global Medical REIT, Inc.	245	2,232
Healthcare Realty Trust, Inc.	716	13,840
Independence Realty Trust, Inc.	381	6,107
Innovative Industrial Properties, Inc.	187	14,210
Kite Realty Group Trust	1,388	29,037
KKR Real Estate Finance Trust, Inc.	279	3,178
Ladder Capital Corp.	2,709	25,600
Macerich Co.	392	4,155
National Storage Affiliates Trust	324	13,537
NETSTREIT Corp.	246	4,497
Phillips Edison & Co., Inc.	990	32,294
Physicians Realty Trust	2,692	40,192
Piedmont Office Realty Trust, Inc., Class A	527	3,847
Plymouth Industrial REIT, Inc.	155	3,257
PotlatchDeltic Corp.	629	31,135
RLJ Lodging Trust	1,587	16,822
Ryman Hospitality Properties, Inc.	341	30,598
SITE Centers Corp.	1,537	18,874
STAG Industrial, Inc.	1,580	53,436
Terreno Realty Corp.	42	2,713
UMH Properties, Inc.	1,073	15,870
Xenia Hotels & Resorts, Inc.	137	1,793
		673,697
Retail — 2.1%
Abercrombie & Fitch Co., Class A†	1,172	32,523
Academy Sports & Outdoors, Inc.	613	39,998
Security Description	Shares or Principal Amount	Value

Retail (continued)
Beacon Roofing Supply, Inc.†	1,160	$ 68,266
BJ's Wholesale Club Holdings, Inc.†	261	19,854
Bloomin' Brands, Inc.	1,608	41,245
BlueLinx Holdings, Inc.†	281	19,097
Boot Barn Holdings, Inc.†	524	40,159
Dillard's, Inc., Class A	60	18,461
Dine Brands Global, Inc.	607	41,058
FirstCash Holdings, Inc.	420	40,055
Floor & Decor Holdings, Inc., Class A†	6,673	655,422
GMS, Inc.†	1,156	66,921
Guess?, Inc.	637	12,396
Hibbett, Inc.	203	11,973
Lithia Motors, Inc.	27	6,181
ODP Corp.†	704	31,666
Rush Enterprises, Inc., Class A	155	8,463
Signet Jewelers, Ltd.	637	49,546
Zumiez, Inc.†	556	10,253
		1,213,537
Savings & Loans — 0.2%
Axos Financial, Inc.†	485	17,906
Banc of California, Inc.	239	2,995
HomeTrust Bancshares, Inc.	216	5,311
Northfield Bancorp, Inc.	165	1,944
OceanFirst Financial Corp.	4,546	84,010
Washington Federal, Inc.	628	18,915
		131,081
Semiconductors — 2.7%
ASML Holding NV	1,713	1,166,056
Axcelis Technologies, Inc.†	421	56,098
Cirrus Logic, Inc.†	143	15,641
Cohu, Inc.†	853	32,747
MACOM Technology Solutions Holdings, Inc.†	134	9,493
MaxLinear, Inc.†	315	11,091
NVIDIA Corp.	332	92,220
Rambus, Inc.†	614	31,474
Semtech Corp.†	137	3,307
Silicon Laboratories, Inc.†	754	132,018
SiTime Corp.†	115	16,356
Veeco Instruments, Inc.†	805	17,010
		1,583,511
Software — 12.7%
Adeia, Inc.	1,406	12,457
Alkami Technology, Inc.†	112	1,418
Asana, Inc., Class A†	1,756	37,104
Bill.com Holdings, Inc.†	7,645	620,315
Blackline, Inc.†	500	33,575
Box, Inc., Class A†	2,176	58,295
Cardlytics, Inc.†	443	1,504
Cloudflare, Inc., Class A†	25,089	1,546,988
CommVault Systems, Inc.†	1,886	107,012
Datadog, Inc., Class A†	5,177	376,161
DigitalOcean Holdings, Inc.†	528	20,682
Donnelley Financial Solutions, Inc.†	1,223	49,972
eGain Corp.†	4,440	33,699
Enfusion, Inc., Class A†	1,426	14,973
Envestnet, Inc.†	424	24,876
Health Catalyst, Inc.†	3,029	35,348
Momentive Global, Inc.†	2,098	19,553
PagerDuty, Inc.†	940	32,881

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paycor HCM, Inc.†	511	$ 13,552
ROBLOX Corp., Class A†	31,605	1,421,593
Snowflake, Inc., Class A†	10,468	1,615,108
Sprout Social, Inc., Class A†	316	19,238
SPS Commerce, Inc.†	26	3,960
Upland Software, Inc.†	977	4,201
Veeva Systems, Inc., Class A†	2,006	368,683
Veradigm, Inc.†	974	12,711
Workiva, Inc.†	551	56,428
ZoomInfo Technologies, Inc.†	33,180	819,878
Zuora, Inc., Class A†	2,872	28,375
		7,390,540
Telecommunications — 0.3%
Aviat Networks, Inc.†	470	16,196
Calix, Inc.†	839	44,962
CommScope Holding Co., Inc.†	9,234	58,820
EchoStar Corp., Class A†	1,509	27,600
Gogo, Inc.†	566	8,207
Iridium Communications, Inc.	229	14,182
Ooma, Inc.†	1,035	12,948
		182,915
Transportation — 0.3%
ArcBest Corp.	626	57,855
Dorian LPG, Ltd.	446	8,893
Eagle Bulk Shipping, Inc.	118	5,369
Hub Group, Inc., Class A†	678	56,912
Matson, Inc.	327	19,512
Radiant Logistics, Inc.†	663	4,349
Safe Bulkers, Inc.	1,378	5,085
Schneider National, Inc., Class B	547	14,632
Werner Enterprises, Inc.	112	5,095
		177,702
Water — 0.1%
American States Water Co.	368	32,712
Total Common Stocks (cost $35,709,515)		34,284,045
CORPORATE BONDS & NOTES — 12.4%
Advertising — 0.1%
Lamar Media Corp.
4.88%, 01/15/2029	$ 35,000	32,937
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	10,000	10,073
5.15%, 05/01/2030	20,000	20,125
L3Harris Technologies, Inc.
3.85%, 06/15/2023	35,000	34,862
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	12,143
Raytheon Technologies Corp.
5.15%, 02/27/2033	10,000	10,407
5.38%, 02/27/2053	5,000	5,263
		92,873
Agriculture — 0.3%
BAT Capital Corp.
4.74%, 03/16/2032	28,000	26,011
BAT International Finance PLC
4.45%, 03/16/2028	5,000	4,752
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Cargill, Inc.
4.00%, 06/22/2032*	$ 14,000	$ 13,347
Philip Morris International, Inc.
4.88%, 02/15/2028	35,000	35,325
5.13%, 11/17/2027 to 02/15/2030	50,000	50,904
5.38%, 02/15/2033	15,000	15,324
5.63%, 11/17/2029	10,000	10,449
Reynolds American, Inc.
5.70%, 08/15/2035	15,000	14,181
		170,293
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,425
William Carter Co.
5.63%, 03/15/2027*	90,000	87,476
		115,901
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	12,000	10,514
Banks — 1.9%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,010
2.30%, 07/21/2032	5,000	4,029
2.57%, 10/20/2032	20,000	16,346
2.59%, 04/29/2031	15,000	12,703
2.69%, 04/22/2032	65,000	54,244
3.19%, 07/23/2030	80,000	71,102
5.02%, 07/22/2033	5,000	4,945
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,693
Deutsche Bank AG
2.13%, 11/24/2026	150,000	129,266
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	45,000	37,485
3.81%, 04/23/2029	65,000	61,058
4.02%, 10/31/2038	10,000	8,644
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	197,961
JPMorgan Chase & Co.
2.55%, 11/08/2032	10,000	8,291
3.51%, 01/23/2029	27,000	25,263
3.70%, 05/06/2030	65,000	60,423
4.01%, 04/23/2029	35,000	33,446
4.85%, 07/25/2028	20,000	19,964
M&T Bank Corp.
5.05%, 01/27/2034	70,000	65,002
Morgan Stanley
1.79%, 02/13/2032	5,000	3,925
2.24%, 07/21/2032	30,000	24,071
2.48%, 01/21/2028	35,000	31,968
2.70%, 01/22/2031	10,000	8,612
3.59%, 07/22/2028	15,000	14,168
4.21%, 04/20/2028	40,000	38,818
4.43%, 01/23/2030	10,000	9,645
Wells Fargo & Co.
3.00%, 10/23/2026	57,000	53,322
4.81%, 07/25/2028	25,000	24,687
4.90%, 07/25/2033	25,000	24,403
		1,080,494

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	$ 20,000	$ 20,999
Constellation Brands, Inc.
3.15%, 08/01/2029	7,000	6,400
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	25,000	23,967
		51,366
Biotechnology — 0.3%
Amgen, Inc.
5.15%, 03/02/2028	25,000	25,526
5.25%, 03/02/2030 to 03/02/2033	30,000	30,799
5.75%, 03/02/2063	10,000	10,376
CSL Finance PLC
4.05%, 04/27/2029*	18,000	17,366
4.25%, 04/27/2032*	13,000	12,597
Royalty Pharma PLC
1.75%, 09/02/2027	15,000	12,999
2.15%, 09/02/2031	40,000	31,614
2.20%, 09/02/2030	5,000	4,084
3.55%, 09/02/2050	10,000	6,893
		152,254
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	50,930
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	43,500
4.75%, 01/15/2028*	40,000	37,367
		131,797
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,143
Nutrien, Ltd.
4.90%, 03/27/2028	25,000	24,993
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,410
		54,546
Commercial Services — 0.4%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,730
Howard University
2.80%, 10/01/2030	5,000	4,291
2.90%, 10/01/2031	40,000	33,825
Service Corp. International
3.38%, 08/15/2030	65,000	55,413
5.13%, 06/01/2029	51,000	49,199
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	38,250
		204,708
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	80,000	73,003
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	15,000	15,459
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 0.5%
Capital One Financial Corp.
1.88%, 11/02/2027	$ 55,000	$ 47,349
5.25%, 07/26/2030	28,000	26,432
5.47%, 02/01/2029	5,000	4,873
5.82%, 02/01/2034	10,000	9,663
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	129,118
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,864
4.60%, 03/15/2033	5,000	4,959
Navient Corp.
7.25%, 09/25/2023	29,000	28,902
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,741
Synchrony Financial
2.88%, 10/28/2031	10,000	7,069
7.25%, 02/02/2033	15,000	13,233
		291,203
Electric — 1.5%
AES Corp.
3.30%, 07/15/2025*	18,000	17,061
Alabama Power Co.
3.45%, 10/01/2049	30,000	22,492
4.15%, 08/15/2044	10,000	8,583
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	8,016
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,296
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,794
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,545
5.38%, 11/15/2032	45,000	46,115
Duke Energy Carolinas LLC
2.55%, 04/15/2031	10,000	8,578
Duke Energy Corp.
2.55%, 06/15/2031	55,000	46,023
4.50%, 08/15/2032	20,000	19,336
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	16,516
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,783
4.00%, 04/01/2052	10,000	8,316
4.38%, 03/30/2044	15,000	13,342
Edison International
6.95%, 11/15/2029	10,000	10,818
Emera, Inc.
6.75%, 06/15/2076	35,000	32,612
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,236
Evergy, Inc.
2.45%, 09/15/2024	10,000	9,578
2.90%, 09/15/2029	9,000	8,066
Eversource Energy
3.38%, 03/01/2032	11,000	9,876
5.45%, 03/01/2028	5,000	5,181
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	10,361
Georgia Power Co.
4.70%, 05/15/2032	15,000	14,857

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	$ 19,000	$ 18,461
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	10,399
Louisville Gas & Electric Co.
5.45%, 04/15/2033	10,000	10,392
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	25,000	25,239
5.80%, 01/15/2033	15,000	15,970
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	39,000	38,895
5.00%, 02/28/2030 to 07/15/2032	20,000	20,148
6.05%, 03/01/2025	5,000	5,087
NRG Energy, Inc.
2.45%, 12/02/2027*	17,000	14,544
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	12,752
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	12,152
4.40%, 03/01/2032	10,000	8,998
4.55%, 07/01/2030	5,000	4,685
4.95%, 07/01/2050	70,000	57,670
5.25%, 03/01/2052	2,000	1,702
5.90%, 06/15/2032	35,000	34,967
6.15%, 01/15/2033	5,000	5,132
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,467
Sempra Energy
3.40%, 02/01/2028	10,000	9,393
3.70%, 04/01/2029	7,000	6,499
3.80%, 02/01/2038	2,000	1,723
4.00%, 02/01/2048	3,000	2,440
Southern California Edison Co.
2.85%, 08/01/2029	15,000	13,415
4.70%, 06/01/2027	5,000	5,009
5.30%, 03/01/2028	10,000	10,251
5.85%, 11/01/2027	5,000	5,268
Southern Co.
2.95%, 07/01/2023	10,000	9,939
3.25%, 07/01/2026	25,000	23,837
3.70%, 04/30/2030	4,000	3,741
Southwestern Electric Power Co.
5.30%, 04/01/2033	50,000	50,375
Virginia Electric & Power Co.
5.00%, 04/01/2033	20,000	20,152
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,250
4.60%, 06/01/2032	9,000	8,737
		890,070
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,853
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052*	50,000	40,512
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	57,072
		97,584
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	$ 80,000	$ 77,161
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	13,000	12,942
General Mills, Inc.
4.95%, 03/29/2033	5,000	5,078
Kellogg Co.
3.40%, 11/15/2027	20,000	19,051
		37,071
Gas — 0.1%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	15,000	15,465
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,699
3.60%, 05/01/2030	20,000	18,454
5.25%, 03/30/2028	25,000	25,431
		83,049
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	35,000	35,016
6.30%, 02/15/2030*	15,000	15,103
		50,119
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,375
Baxter International, Inc.
2.54%, 02/01/2032	20,000	16,283
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,712
		106,370
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	13,050
4.63%, 12/15/2029	75,000	70,518
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,496
Humana, Inc.
3.70%, 03/23/2029	28,000	26,343
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,659
3.00%, 06/01/2051	17,000	11,959
Sutter Health
3.36%, 08/15/2050	8,000	5,843
UnitedHealth Group, Inc.
2.75%, 05/15/2040	5,000	3,781
3.50%, 08/15/2039	10,000	8,510
4.95%, 05/15/2062	5,000	4,867
5.25%, 02/15/2028	25,000	25,996
5.35%, 02/15/2033	20,000	21,256
5.88%, 02/15/2053	10,000	11,240
6.05%, 02/15/2063	5,000	5,693
		217,211
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	41,314

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	$ 5,000	$ 5,179
Athene Global Funding
2.65%, 10/04/2031*	45,000	35,733
2.72%, 01/07/2029*	29,000	24,725
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	58,000	48,854
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,475
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,703
		143,669
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	50,000	49,099
6.75%, 09/30/2027*	15,000	15,078
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	74,930
		139,107
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	63,293
Iron/Steel — 0.0%
ArcelorMittal SA
6.80%, 11/29/2032	25,000	26,224
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	26,308
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	59,150
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	20,000	13,513
3.90%, 06/01/2052	15,000	9,916
4.80%, 03/01/2050	10,000	7,622
5.13%, 07/01/2049	15,000	11,874
6.48%, 10/23/2045	15,000	14,211
Comcast Corp.
2.99%, 11/01/2063	3,000	1,945
3.20%, 07/15/2036	5,000	4,212
3.25%, 11/01/2039	23,000	18,668
Cox Communications, Inc.
2.60%, 06/15/2031*	15,000	12,391
Discovery Communications LLC
3.90%, 11/15/2024	30,000	29,154
4.00%, 09/15/2055	33,000	21,884
5.20%, 09/20/2047	15,000	12,427
5.30%, 05/15/2049	25,000	20,848
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	30,000	26,041
4.38%, 03/15/2043	20,000	14,212
4.95%, 01/15/2031	40,000	36,905
5.25%, 04/01/2044	15,000	11,934
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	$ 80,000	$ 72,160
Time Warner Cable LLC
4.50%, 09/15/2042	20,000	15,359
5.88%, 11/15/2040	25,000	22,658
		437,084
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	51,890
3.57%, 12/01/2031	10,000	8,601
4.13%, 05/01/2025	10,000	9,701
Xerox Holdings Corp.
5.50%, 08/15/2028*	35,000	30,295
		100,487
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	12,481
3.00%, 02/24/2050	10,000	7,078
4.81%, 02/13/2033	25,000	25,384
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,095
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,882
5.75%, 01/15/2031*	10,000	9,610
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	22,000	22,988
Ecopetrol SA
4.63%, 11/02/2031	55,000	42,312
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,644
4.88%, 03/30/2026*	10,000	9,250
5.88%, 03/30/2031*	30,000	26,212
EQT Corp.
5.70%, 04/01/2028	10,000	9,989
Equinor ASA
3.63%, 04/06/2040	20,000	17,191
Hess Corp.
7.13%, 03/15/2033	7,000	7,760
7.30%, 08/15/2031	10,000	11,145
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,875
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	10,208
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,055
7.38%, 11/01/2031	30,000	32,319
Pioneer Natural Resources Co.
5.10%, 03/29/2026	5,000	5,021
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,676
3.00%, 11/26/2051	3,000	2,161
3.25%, 04/06/2050	13,000	9,912
Southwestern Energy Co.
4.75%, 02/01/2032	5,000	4,415
Viper Energy Partners LP
5.38%, 11/01/2027*	33,000	31,737
		380,400
Packaging & Containers — 0.2%
Ball Corp.
4.00%, 11/15/2023	95,000	93,876

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC
4.75%, 07/15/2027*	$ 45,000	$ 42,827
		136,703
Pharmaceuticals — 0.1%
Cigna Group
5.40%, 03/15/2033	15,000	15,573
CVS Health Corp.
5.13%, 02/21/2030 to 07/20/2045	30,000	29,436
		45,009
Pipelines — 0.5%
Energy Transfer LP
5.55%, 02/15/2028	30,000	30,464
6.13%, 12/15/2045	10,000	9,666
Enterprise Products Operating LLC
4.95%, 10/15/2054	10,000	9,047
5.35%, 01/31/2033	5,000	5,180
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	27,244
MPLX LP
1.75%, 03/01/2026	10,000	9,126
4.95%, 09/01/2032 to 03/14/2052	17,000	16,082
5.20%, 03/01/2047	5,000	4,479
ONEOK, Inc.
3.10%, 03/15/2030	12,000	10,484
3.40%, 09/01/2029	15,000	13,367
5.20%, 07/15/2048	5,000	4,321
6.10%, 11/15/2032	15,000	15,529
6.35%, 01/15/2031	5,000	5,241
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	23,000	20,496
4.90%, 02/15/2045	5,000	4,006
Targa Resources Corp.
4.20%, 02/01/2033	19,000	17,094
6.13%, 03/15/2033	10,000	10,355
6.25%, 07/01/2052	15,000	14,787
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,056
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,279
6.15%, 04/01/2033	5,000	5,068
Williams Cos., Inc.
4.65%, 08/15/2032	17,000	16,386
5.65%, 03/15/2033	10,000	10,327
		282,084
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,336
2.40%, 03/15/2025	10,000	9,499
2.70%, 04/15/2031	5,000	4,193
3.65%, 03/15/2027	4,000	3,799
American Tower Trust I
5.49%, 03/15/2028*	45,000	45,421
Crown Castle, Inc.
5.00%, 01/11/2028	20,000	20,158
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,921
Security Description	Shares or Principal Amount	Value

REITS (continued)
EPR Properties
4.95%, 04/15/2028	$ 35,000	$ 29,224
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	10,000	8,114
4.00%, 01/15/2031	7,000	6,005
5.30%, 01/15/2029	18,000	17,175
5.75%, 06/01/2028	10,000	9,754
SBA Tower Trust
2.84%, 01/15/2025*	40,000	37,891
VICI Properties LP
4.95%, 02/15/2030	39,000	36,596
5.13%, 05/15/2032	10,000	9,421
		264,507
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,880
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	44,347
5.63%, 01/01/2030*	45,000	41,513
Gap, Inc.
3.63%, 10/01/2029*	59,000	42,079
3.88%, 10/01/2031*	61,000	42,326
McDonald's Corp.
3.35%, 04/01/2023	25,000	25,000
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	16,000	15,792
		224,937
Semiconductors — 0.3%
Broadcom, Inc.
3.42%, 04/15/2033*	26,000	21,754
4.00%, 04/15/2029*	33,000	30,869
4.30%, 11/15/2032	15,000	13,820
Intel Corp.
3.05%, 08/12/2051	10,000	6,828
3.10%, 02/15/2060	5,000	3,292
4.90%, 08/05/2052	20,000	18,635
5.13%, 02/10/2030	5,000	5,092
5.20%, 02/10/2033	10,000	10,185
5.90%, 02/10/2063	15,000	15,439
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,758
2.95%, 04/15/2031	20,000	16,701
NVIDIA Corp.
3.50%, 04/01/2040	15,000	12,879
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,022
5.55%, 12/01/2028	10,000	10,199
Qorvo, Inc.
3.38%, 04/01/2031*	15,000	12,409
4.38%, 10/15/2029	10,000	9,215
		204,097
Software — 0.7%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	76,335
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	55,650
MSCI, Inc.
3.63%, 11/01/2031*	10,000	8,562
3.88%, 02/15/2031*	10,000	8,901
4.00%, 11/15/2029*	10,000	9,124

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Open Text Corp.
3.88%, 12/01/2029*	$ 50,000	$ 42,089
6.90%, 12/01/2027*	30,000	30,948
Oracle Corp.
2.30%, 03/25/2028	33,000	29,532
2.95%, 04/01/2030	10,000	8,830
3.60%, 04/01/2040	11,000	8,538
3.85%, 04/01/2060	42,000	29,301
4.10%, 03/25/2061	2,000	1,471
4.90%, 02/06/2033	15,000	14,692
6.15%, 11/09/2029	25,000	26,628
SS&C Technologies, Inc.
5.50%, 09/30/2027*	45,000	43,663
		394,264
Telecommunications — 0.3%
AT&T, Inc.
3.55%, 09/15/2055	19,000	13,638
3.65%, 06/01/2051 to 09/15/2059	21,000	15,820
3.80%, 12/01/2057	25,000	18,560
4.50%, 05/15/2035	5,000	4,684
Nokia Oyj
6.63%, 05/15/2039	20,000	19,963
Rogers Communications, Inc.
4.55%, 03/15/2052*	16,000	13,161
T-Mobile USA, Inc.
2.05%, 02/15/2028	23,000	20,408
2.40%, 03/15/2029	5,000	4,356
5.05%, 07/15/2033	10,000	10,050
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	8,204
2.55%, 03/21/2031	5,000	4,259
2.85%, 09/03/2041	4,000	2,929
3.15%, 03/22/2030	50,000	45,545
Vodafone Group PLC
5.75%, 02/10/2063	10,000	9,898
		191,475
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	28,704
4.40%, 07/01/2027*	28,000	26,861
		55,565
Total Corporate Bonds & Notes (cost $7,819,822)		7,212,363
ASSET BACKED SECURITIES — 4.1%
Auto Loan Receivables — 0.9%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	35,000	33,878
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	100,012
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	21,184	20,907
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	$ 15,000	$ 14,888
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	20,000	19,609
Series 2019-4A, Class D 2.58%, 09/15/2025*	45,477	44,621
Series 2020-1A, Class D 2.73%, 12/15/2025*	16,338	16,011
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	20,022
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,051
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,898
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,702
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,424
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,898
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,546
Series 2019-3A, Class D 2.72%, 11/15/2024*	17,703	17,626
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,979
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,067
		506,139
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	100,000	93,842
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.42%, (1 ML+1.58%), 10/25/2034	3,774	3,607
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.95%, (1 ML+0.10%), 02/25/2037	25,577	12,798
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.35%, (1 ML+0.50%), 11/25/2036	128,915	118,716
		135,121
Other Asset Backed Securities — 2.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	61,613	55,877

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)	$ 58,285	$ 53,866
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	10,089	9,931
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 5.93%, (3 ML+1.13%), 04/19/2034*	100,000	97,315
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	28,000	28,107
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,125	42,163
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,875	45,892
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	95,219
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	20,019
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	60,781	56,904
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	76,727	71,315
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.98%, (1 ML+0.13%), 05/25/2037	49,421	36,532
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,289
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,700	85,758
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(2)	60,949	56,404
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.92%, (3 ML+1.13%), 04/15/2034*	100,000	97,094
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.03%, (3 ML+1.24%), 04/15/2034*	100,000	97,452
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(2)	76,718	70,008
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(2)	63,039	57,245
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	64,945	60,775
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	65,804	60,460
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R 5.69%, (3 ML+0.90%), 01/18/2029*	134,790	133,769
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.98%, (3 ML+1.17%), 07/20/2032*	$ 250,000	$ 243,208
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,375	43,735
		1,641,337
Total Asset Backed Securities (cost $2,422,232)		2,376,439
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Commercial and Residential — 6.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	102,822
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	23,838	19,858
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	17,365	15,698
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	21,382	17,883
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	42,558	35,010
Series 2021-4, Class A2 1.24%, 01/20/2065*(3)	27,910	21,976
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	22,293	20,201
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	84,326
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(3)(4)	819,388	21,736
Series 2020-BN26, Class XA 1.22%, 03/15/2063(3)(4)	981,961	60,011
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 5.66%, (1 ML+0.98%), 08/15/2036*	131,000	129,676
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	20,000	20,492
Series 2022-C18, Class A5 5.71%, 12/15/2055(3)	10,000	10,450
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.28%, 02/25/2036(3)	29,538	25,120
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(3)(4)	309,618	5,092
Series 2018-B1, Class XA 0.55%, 01/15/2051(3)(4)	133,570	2,606
Series 2018-B8, Class XA 0.63%, 01/15/2052(3)(4)	921,767	24,466
Series 2019-B10, Class XA 1.22%, 03/15/2062(3)(4)	297,719	14,988
Series 2020-B22, Class XA 1.52%, 01/15/2054(3)(4)	149,293	13,193
Series 2020-B18, Class XA 1.79%, 07/15/2053(3)(4)	99,522	7,618

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	$ 65,000	$ 63,803
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.11%, (1 Yr USTYCR+2.40%), 03/25/2036	11,585	10,564
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(3)	34,702	27,943
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	38,638	30,254
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	86,121
Series 2014-CR21, Class A3 3.53%, 12/10/2047	107,203	103,317
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	123,000	120,658
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	58,525
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,091	7,656
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(3)(4)	837,468	9,195
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(3)	69,789	54,907
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	53,761	43,798
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(3)	44,987	37,916
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(3)	83,749	72,202
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(3)	91,137	78,386
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(3)	24,164	21,670
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	105,742
Series 2016-C1, Class ASB 3.04%, 05/10/2049	39,507	37,904
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(3)(4)	99,506	6,707
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.46%, 05/25/2035(3)	18,375	16,253
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(3)	35,216	29,617
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	57,559	46,983
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(3)	69,878	54,209
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(3)	$ 66,817	$ 58,886
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	80,408
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,558
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(3)(4)	1,049,817	15,674
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	86,000	80,471
Series 2014-GC20, Class A5 4.00%, 04/10/2047	115,000	112,582
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.53%, 03/25/2047(3)	8,824	5,591
Series 2006-AR2, Class 3A1 4.25%, 04/25/2036(3)	3,211	2,119
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.39%, (1 ML+0.27%), 05/25/2035	14,692	13,199
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	73,880
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	18,173
Series 2013-C16, Class A4 4.17%, 12/15/2046	64,000	63,252
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	68,300	68,200
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 7.65%, (1 ML+2.80%), 02/01/2026*	45,522	44,606
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(3)	4,471	4,236
Series 2005-A2, Class A2 4.20%, 02/25/2035(3)	10,585	9,656
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	12,797	12,372
Series 2018-1, Class A1 3.25%, 05/25/2062*(3)	20,917	20,171
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	14,655	14,414
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(3)(4)	170,973	1,874
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(3)(4)	94,627	3,342

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	$ 17,171	$ 7,178
MortgageIT Trust FRS
Series 2005-4, Class A1 5.41%, (1 ML+0.56%), 10/25/2035	18,227	17,422
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.60%, (1 ML+0.75%), 01/25/2048*	28,085	27,125
Series 2017-5A, Class A1 6.35%, (1 ML+1.50%), 06/25/2057*	21,096	20,559
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(3)	34,642	32,345
Series 2016-2A, Class A1 3.75%, 11/26/2035*(3)	22,733	21,386
Series 2015-1A, Class A3 3.75%, 05/28/2052*(3)	10,106	9,325
Series 2016-4A, Class A1 3.75%, 11/25/2056*(3)	23,470	21,604
Series 2017-1A, Class A1 4.00%, 02/25/2057*(3)	40,915	38,681
Series 2017-2A, Class A3 4.00%, 03/25/2057*(3)	40,907	38,611
Series 2017-3A, Class A1 4.00%, 04/25/2057*(3)	32,099	30,658
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	21,819	20,252
Series 2017-6A, Class A1 4.00%, 08/27/2057*(3)	37,691	35,300
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	74,962	62,279
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.23%, 07/25/2043*(3)	3,989	3,502
Oaktown Re, Ltd. FRS
Series 2018-1A, Class M1 6.40%, (1 ML+1.55%), 07/25/2028*	26,637	26,624
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(3)	43,349	35,226
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(3)	83,005	70,943
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 2.95%, 10/25/2025*(2)	66,913	65,245
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(2)	68,082	63,424
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	79,212
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	50,438	40,377
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(3)	33,964	29,221
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(3)	$ 54,860	$ 44,312
Towd Point Mtg. Trust FRS
Series 2017-5, Class A1 4.21%, (1 ML+0.60%), 02/25/2057*	10,589	10,542
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(3)	11,244	11,028
Series 2017-2, Class A1 2.75%, 04/25/2057*(3)	4,945	4,889
Series 2017-3, Class A1 2.75%, 07/25/2057*(3)	10,392	10,083
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	30,786	29,297
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	92,684	75,981
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(3)	45,686	38,747
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	65,000	63,275
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(3)(4)	535,885	9,460
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(3)	7,437	6,310
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	117,402
Series 2014-LC14, Class A5 4.05%, 03/15/2047	110,000	107,976
Series 2014-C19, Class A5 4.10%, 03/15/2047	50,111	49,129
		3,885,146
U.S. Government Agency — 1.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	65,348
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	174,314	6,448
Series K064, Class X1 0.60%, 03/25/2027(3)(4)	293,609	5,914
Series K122, Class X1 0.88%, 11/25/2030(3)(4)	99,550	5,129
Series K121, Class X1 1.02%, 10/25/2030(3)(4)	110,764	6,499
Series K114, Class X1 1.12%, 06/25/2030(3)(4)	204,035	13,088
Series K104, Class X1 1.13%, 01/25/2030(3)(4)	167,193	9,989
Series K111, Class X1 1.57%, 05/25/2030(3)(4)	99,435	8,701

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 7,456	$ 7,216
Series 3964, Class MD 2.00%, 01/15/2041	371	355
Series 5170, Class DP 2.00%, 07/25/2050	50,863	44,421
Series 4961, Class JB 2.50%, 12/15/2042	24,655	22,554
Series 3883, Class PB 3.00%, 05/15/2041	7,848	7,411
Series 1577, Class PK 6.50%, 09/15/2023	41	41
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,949	12,042
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-HRP1, Class M2 6.50%, (1 ML+1.65%), 04/25/2043*	435	435
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	13,969	13,092
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	1,002	1,002
Series 2019-HRP1, Class M2 7.00%, (1 ML+2.15%), 11/25/2039*	8,864	8,842
Series 2017-C01, Class 1M2 8.40%, (1 ML+3.55%), 07/25/2029	12,867	13,188
Series 2016-C07, Class 2M2 9.20%, (1 ML+4.35%), 05/25/2029	21,991	22,869
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	7,816	7,478
Series 2011-117, Class MA 2.00%, 08/25/2040	617	594
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,996	4,589
Series 2012-18, Class GA 2.00%, 12/25/2041	8,551	7,798
Series 2016-11, Class GA 2.50%, 03/25/2046	11,885	10,985
Series 2019-54, Class KC 2.50%, 09/25/2049	44,852	41,390
Series 2015-48, Class QB 3.00%, 02/25/2043	10,565	10,091
Series 2016-38, Class NA 3.00%, 01/25/2046	7,005	6,539
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,411
Series 2017-34, Class JK 3.00%, 05/25/2047	4,949	4,716
Series 2019-45, Class PT 3.00%, 08/25/2049	17,983	16,557
Series 2012-52, Class PA 3.50%, 05/25/2042	7,310	7,016
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2012-120, Class ZB 3.50%, 11/25/2042	$ 50,370	$ 47,384
Series 2017-26, Class CG 3.50%, 07/25/2044	7,716	7,526
Series 2018-23, Class LA 3.50%, 04/25/2048	16,610	15,868
Series 2019-7, Class JA 3.50%, 03/25/2049	15,145	14,501
Series 2019-14, Class CA 3.50%, 04/25/2049	19,163	18,389
Series 2017-35, Class AH 3.50%, 04/25/2053	8,611	8,410
Series 2017-84, Class KA 3.50%, 04/25/2053	9,031	8,783
Series 2018-70, Class HA 3.50%, 10/25/2056	12,998	12,593
Series 2019-12, Class HA 3.50%, 11/25/2057	17,522	16,777
Series 2017-49, Class JA 4.00%, 07/25/2053	8,205	8,101
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	70,571
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.20%, 06/25/2034(3)(4)	360,039	28,042
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	5,141	5,039
Series 2015-151, Class BA 1.70%, 10/20/2045	1,738	1,719
Series 2013-37, Class LG 2.00%, 01/20/2042	8,835	8,351
Series 2005-74, Class HB 7.50%, 09/16/2035	141	143
Series 2005-74, Class HC 7.50%, 09/16/2035	1,672	1,727
		692,672
Total Collateralized Mortgage Obligations (cost $5,136,083)		4,577,818
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.3%
U.S. Government — 9.1%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	343,565
1.38%, 08/15/2050	190,000	114,097
2.25%, 08/15/2046	50,000	37,732
2.50%, 02/15/2045	5,000	3,990
2.88%, 08/15/2045	370,000	315,281
3.00%, 08/15/2052	415,000	364,552
3.13%, 08/15/2044	600,000	535,313
3.38%, 05/15/2044(5)(6)	1,015,000	944,029
3.88%, 02/15/2043	490,000	494,364
4.00%, 11/15/2052	125,000	132,656
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	10,744	7,452
0.25%, 02/15/2050(7)	69,802	50,587
0.88%, 02/15/2047(7)	43,366	37,518
United States Treasury Notes
2.75%, 05/15/2025	30,000	29,213

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.50%, 02/15/2033	$ 140,000	$ 140,219
4.00%, 02/29/2028	260,000	264,692
4.13%, 11/15/2032	200,000	210,156
4.63%, 03/15/2026	335,000	342,616
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	496,944	470,825
0.75%, 07/15/2028(7)	95,322	93,463
1.13%, 01/15/2033(7)	376,534	375,548
		5,307,868
U.S. Government Agency — 15.2%
Federal Home Loan Bank
2.00%, 01/01/2052	230,760	191,060
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 01/01/2052	470,378	406,181
3.00%, 08/01/2027	1,156	1,125
3.50%, 03/01/2042 to 09/01/2043	21,425	20,456
4.00%, 10/01/2043	9,853	9,653
4.50%, 01/01/2039	389	391
5.00%, 05/01/2034	6,031	6,148
5.50%, 07/01/2034 to 05/01/2037	2,816	2,882
6.00%, 08/01/2026	2,713	2,771
6.50%, 05/01/2029	343	358
Federal Home Loan Mtg. Corp. FRS
3.74%, (6 ML+1.49%), 02/01/2037	423	420
Federal National Mtg. Assoc.
2.00%, 02/01/2052 to 06/01/2052	1,214,566	1,004,941
2.50%, 02/01/2043 to 03/01/2043	85,235	74,744
2.97%, 06/01/2027	97,855	93,206
3.00%, 12/01/2027 to 01/01/2028	6,333	6,141
4.50%, 01/01/2039 to 05/01/2041	10,604	10,626
5.00%, 05/01/2035 to 07/01/2040	13,308	13,545
5.50%, 12/01/2029 to 06/01/2038	80,383	82,671
6.00%, 12/01/2033 to 11/01/2038	6,165	6,411
7.00%, 06/01/2037	4,259	4,612
Federal National Mtg. Assoc. FRS
3.65%, (12 ML+1.57%), 05/01/2037	494	498
4.07%, (12 ML+1.82%), 10/01/2040	507	513
Government National Mtg. Assoc.
2.00%, April 30 TBA	50,000	42,473
2.50%, April 30 TBA	350,000	308,000
3.00%, April 30 TBA	750,000	683,140
3.50%, April 30 TBA	600,000	562,477
4.00%, 07/15/2041 to 10/15/2041	14,434	13,874
4.00%, April 30 TBA	75,000	72,205
4.50%, 06/15/2041	32,211	32,500
4.50%, April 30 TBA	225,000	221,614
6.00%, 11/15/2028	4,954	5,052
7.00%, 07/15/2033	2,058	2,144
Uniform Mtg. Backed Securities
1.50%, April 15 TBA	175,000	153,845
2.00%, April 15 TBA	175,000	157,891
2.00%, April 30 TBA	200,000	165,330
2.50%, April 30 TBA	443,000	381,811
3.00%, April 30 TBA	250,000	224,315
4.00%, April 30 TBA	425,000	406,474
4.50%, April 30 TBA	2,195,000	2,150,652
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, April 30 TBA		$ 525,000	$ 523,605
5.50%, April 30 TBA		755,000	762,624
			8,809,379
Total U.S. Government & Agency Obligations (cost $14,879,655)			14,117,247
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	102,453
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	87,851
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	101,828
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	40,744
2.75%, 04/14/2041	EUR	25,000	15,883
3.38%, 02/08/2038	EUR	25,000	18,811
4.63%, 04/03/2049	EUR	42,000	33,754
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	79,711
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	68,367
United Mexican States
1.45%, 10/25/2033	EUR	130,000	101,639
Total Foreign Government Obligations (cost $971,009)			651,041
MUNICIPAL SECURITIES — 0.8%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,906
6.14%, 12/01/2039		15,000	13,738
6.32%, 11/01/2029		45,000	45,055
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,748
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	64,998
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	60,438
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	30,425
5.18%, 11/15/2049		35,000	31,799
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	10,960
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		70,000	68,587
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	69,508

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
State of California General Obligation Bonds
7.30%, 10/01/2039	$ 15,000	$ 18,613
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	17,727	17,701
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,818
Total Municipal Securities (cost $505,638)		476,294
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	20
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: USD 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	4,993,406	18,051
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	5,499,263	2,557
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	6,267,005	5,528
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	46,638	31
Total Purchased Options (cost $79,010)		26,167
Total Long-Term Investment Securities (cost $67,522,964)		63,721,434
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(8)	230,000	230,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	205,000	205,000
BNP Paribas SA Joint Repurchase Agreement(8)	205,000	205,000
Security Description	Shares or Principal Amount	Value

Deutsche Bank AG Joint Repurchase Agreement(8)	$ 180,000	$ 180,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	180,000	180,000
Total Repurchase Agreements (cost $1,000,000)		1,000,000
TOTAL INVESTMENTS (cost $68,522,964)(9)	111.3%	64,721,434
Other assets less liabilities	(11.3)	(6,595,843)
NET ASSETS	100.0%	$58,125,591
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $7,706,184 representing 13.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 741	$ 14	$ 755
Centrally Cleared	180,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	348	(1,418)	(1,070)
								$1,089	$(1,404)	$ (315)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,801	$(1,806)	$2,995
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 2000 Index	June 2023	$ 173,324	$ 181,350	$ 8,026
12	Long	U.S. Treasury 2 Year Notes	June 2023	2,469,099	2,477,438	8,339
22	Long	U.S. Treasury 5 Year Notes	June 2023	2,407,495	2,409,172	1,677
7	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	821,057	847,984	26,927
						$44,969
						Unrealized (Depreciation)
8	Short	Canada 10 Year Bonds	June 2023	$ 718,668	$ 746,785	$ (28,117)
2	Short	Euro Buxl 30 Year Bonds	June 2023	284,790	305,525	(20,735)
2	Short	Euro-BUND	June 2023	283,476	294,637	(11,161)
6	Short	U.S. Treasury 10 Year Notes	June 2023	685,710	689,531	(3,821)
8	Short	U.S. Treasury Long Bonds	June 2023	1,005,338	1,049,250	(43,912)
1	Short	U.S. Treasury Ultra Bonds	June 2023	139,000	141,125	(2,125)
						$(109,871)
Net Unrealized Appreciation (Depreciation)						$ (64,902)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	627,000	USD	673,446	06/21/2023	$ —	$ (9,522)
Goldman Sachs International	BRL	496,000	USD	94,654	06/21/2023	—	(1,820)
State Street Bank & Trust Company	USD	118,365	EUR	111,000	06/21/2023	2,543	—
Unrealized Appreciation (Depreciation)						$ 2,543	$ (11,342)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 2,770,472	$ —	$ 0	$ 2,770,472
Commercial Services	1,182,025	1,154,329	—	2,336,354
Other Industries	29,177,219	—	—	29,177,219
Corporate Bonds & Notes	—	7,212,363	—	7,212,363
Asset Backed Securities	—	2,376,439	—	2,376,439
Collateralized Mortgage Obligations	—	4,577,818	—	4,577,818
U.S. Government & Agency Obligations	—	14,117,247	—	14,117,247
Foreign Government Obligations	—	651,041	—	651,041
Municipal Securities	—	476,294	—	476,294
Escrows and Litigation Trusts	—	20	—	20
Purchased Options	—	26,167	—	26,167
Repurchase Agreements	—	1,000,000	—	1,000,000
Total Investments at Value	$33,129,716	$31,591,718	$ 0	$64,721,434
Other Financial Instruments:†
Swaps	$ —	$ 14	$—	$ 14
Futures Contracts	44,969	—	—	44,969
Forward Foreign Currency Contracts	—	2,543	—	2,543
Total Other Financial Instruments	$ 44,969	$ 2,557	$—	$ 47,526
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,224	$—	$ 3,224
Futures Contracts	109,871	—	—	109,871
Forward Foreign Currency Contracts	—	11,342	—	11,342
Total Other Financial Instruments	$ 109,871	$ 14,566	$—	$ 124,437
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	40.2%
Collateralized Mortgage Obligations	13.9
Internet	12.4
Software	10.4
Other Asset Backed Securities	4.8
Biotechnology	3.5
Banks	3.0
Commercial Services	2.9
Electric	2.5
Semiconductors	2.4
Advertising	2.2
Repurchase Agreements	2.2
Foreign Government Obligations	1.7
Diversified Financial Services	1.7
Retail	1.5
Auto Loan Receivables	1.4
Municipal Securities	1.4
Media	1.3
Oil & Gas	1.1
Chemicals	0.9
Pipelines	0.8
REITS	0.7
Healthcare-Services	0.6
Telecommunications	0.5
Agriculture	0.5
Home Equity	0.5
Building Materials	0.4
Insurance	0.4
Packaging & Containers	0.4
Apparel	0.3
Healthcare-Products	0.3
Entertainment	0.3
Office/Business Equipment	0.3
Aerospace/Defense	0.3
Gas	0.3
Environmental Control	0.2
Computers	0.2
Investment Companies	0.2
Trucking & Leasing	0.2
Beverages	0.1
Hand/Machine Tools	0.1
Pharmaceuticals	0.1
Home Builders	0.1
Food	0.1
Iron/Steel	0.1
Machinery-Diversified	0.1
Electronics	0.1
119.6%
Credit Quality†#
Aaa	58.2%
Aa	1.4
A	6.4
Baa	11.2
Ba	6.3
B	1.6
Caa	0.5

Ca	0.2
Not Rated@	14.2
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 20.5%
Advertising — 0.1%
Lamar Media Corp.
4.88%, 01/15/2029	$ 35,000	$ 32,937
Aerospace/Defense — 0.3%
Boeing Co.
5.04%, 05/01/2027	10,000	10,073
5.15%, 05/01/2030	21,000	21,131
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,843
Northrop Grumman Corp.
5.15%, 05/01/2040	11,000	11,131
Raytheon Technologies Corp.
5.15%, 02/27/2033	10,000	10,407
5.38%, 02/27/2053	5,000	5,263
		97,848
Agriculture — 0.5%
BAT Capital Corp.
4.74%, 03/16/2032	20,000	18,579
BAT International Finance PLC
4.45%, 03/16/2028	10,000	9,505
Cargill, Inc.
4.00%, 06/22/2032*	14,000	13,347
Philip Morris International, Inc.
4.88%, 02/15/2028	35,000	35,325
5.13%, 11/17/2027 to 02/15/2030	50,000	50,904
5.38%, 02/15/2033	15,000	15,324
5.63%, 11/17/2029	10,000	10,449
Reynolds American, Inc.
5.70%, 08/15/2035	20,000	18,908
		172,341
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,425
William Carter Co.
5.63%, 03/15/2027*	95,000	92,336
		120,761
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	12,000	10,514
Banks — 3.0%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,010
2.57%, 10/20/2032	20,000	16,346
2.59%, 04/29/2031	10,000	8,469
2.69%, 04/22/2032	70,000	58,417
2.97%, 02/04/2033	15,000	12,630
3.19%, 07/23/2030	75,000	66,658
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,693
Deutsche Bank AG
2.13%, 11/24/2026	150,000	129,266
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	10,000	8,119
2.62%, 04/22/2032	90,000	74,969
3.81%, 04/23/2029	30,000	28,181
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	197,961
JPMorgan Chase & Co.
2.55%, 11/08/2032	20,000	16,582
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.51%, 01/23/2029	$ 25,000	$ 23,391
3.70%, 05/06/2030	65,000	60,423
3.96%, 01/29/2027	15,000	14,567
4.01%, 04/23/2029	15,000	14,334
4.85%, 07/25/2028	30,000	29,946
M&T Bank Corp.
5.05%, 01/27/2034	70,000	65,002
Morgan Stanley
1.79%, 02/13/2032	10,000	7,850
2.24%, 07/21/2032	30,000	24,071
2.48%, 01/21/2028	35,000	31,968
3.59%, 07/22/2028	50,000	47,228
4.21%, 04/20/2028	15,000	14,557
4.43%, 01/23/2030	10,000	9,645
Wells Fargo & Co.
3.00%, 10/23/2026	60,000	56,129
3.35%, 03/02/2033	5,000	4,334
4.81%, 07/25/2028	25,000	24,686
4.90%, 07/25/2033	25,000	24,403
		1,106,835
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	20,000	20,999
Constellation Brands, Inc.
3.15%, 08/01/2029	8,000	7,314
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	26,000	24,926
		53,239
Biotechnology — 0.4%
Amgen, Inc.
5.15%, 03/02/2028	25,000	25,526
5.25%, 03/02/2030 to 03/02/2033	30,000	30,799
5.75%, 03/02/2063	10,000	10,376
CSL Finance PLC
4.05%, 04/27/2029*	20,000	19,295
4.25%, 04/27/2032*	7,000	6,783
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,333
2.15%, 09/02/2031	35,000	27,662
2.20%, 09/02/2030	10,000	8,168
3.55%, 09/02/2050	15,000	10,340
		143,282
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	50,930
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	56,550
4.75%, 01/15/2028*	40,000	37,367
		144,847
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,143
Nutrien, Ltd.
4.90%, 03/27/2028	25,000	24,993
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,410
		54,546

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.6%
Gartner, Inc.
4.50%, 07/01/2028*	$ 25,000	$ 23,730
Howard University
2.80%, 10/01/2030	5,000	4,291
2.90%, 10/01/2031	25,000	21,141
3.48%, 10/01/2041	10,000	7,717
Service Corp. International
3.38%, 08/15/2030	55,000	46,888
5.13%, 06/01/2029	62,000	59,811
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	38,250
		201,828
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	90,000	82,129
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	15,000	15,459
Diversified Financial Services — 0.9%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	47,349
5.25%, 07/26/2030	30,000	28,320
5.47%, 02/01/2029	5,000	4,873
5.82%, 02/01/2034	10,000	9,663
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	153,028
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,864
4.95%, 06/15/2052	3,000	2,917
Navient Corp.
7.25%, 09/25/2023	31,000	30,895
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,742
Synchrony Financial
2.88%, 10/28/2031	10,000	7,069
7.25%, 02/02/2033	15,000	13,233
		316,953
Electric — 2.5%
AES Corp.
3.30%, 07/15/2025*	25,000	23,695
Alabama Power Co.
3.45%, 10/01/2049	25,000	18,744
4.15%, 08/15/2044	10,000	8,583
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	15,000	12,024
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,295
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,794
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,545
5.38%, 11/15/2032	45,000	46,115
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,867
Duke Energy Corp.
2.55%, 06/15/2031	40,000	33,471
4.50%, 08/15/2032	20,000	19,336
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050	$ 20,000	$ 13,213
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	11,675
4.00%, 04/01/2052	10,000	8,316
4.38%, 03/30/2044	21,000	18,679
Edison International
6.95%, 11/15/2029	10,000	10,818
Emera, Inc.
6.75%, 06/15/2076	35,000	32,612
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,236
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,367
2.90%, 09/15/2029	10,000	8,962
Eversource Energy
3.38%, 03/01/2032	11,000	9,876
5.45%, 03/01/2028	5,000	5,181
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	10,361
Georgia Power Co.
4.30%, 03/15/2042	8,000	7,059
4.70%, 05/15/2032	10,000	9,904
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,858
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	10,399
Louisville Gas & Electric Co.
5.45%, 04/15/2033	10,000	10,392
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	25,000	25,239
5.80%, 01/15/2033	15,000	15,970
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	37,000	36,900
5.00%, 02/28/2030 to 07/15/2032	25,000	25,199
6.05%, 03/01/2025	5,000	5,087
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	15,400
Oglethorpe Power Corp.
4.50%, 04/01/2047*	10,000	8,501
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	16,203
4.55%, 07/01/2030	5,000	4,685
4.95%, 07/01/2050	65,000	53,551
5.25%, 03/01/2052	10,000	8,509
5.90%, 06/15/2032	40,000	39,963
6.15%, 01/15/2033	5,000	5,132
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,467
Sempra Energy
3.40%, 02/01/2028	15,000	14,090
3.70%, 04/01/2029	3,000	2,785
3.80%, 02/01/2038	2,000	1,723
4.00%, 02/01/2048	5,000	4,066
Southern California Edison Co.
2.85%, 08/01/2029	15,000	13,415
4.70%, 06/01/2027	5,000	5,009
5.30%, 03/01/2028	10,000	10,251
5.85%, 11/01/2027	5,000	5,268
Southern Co.
2.95%, 07/01/2023	10,000	9,939

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
3.25%, 07/01/2026	$ 30,000	$ 28,604
Southwestern Electric Power Co.
5.30%, 04/01/2033	55,000	55,413
Virginia Electric & Power Co.
5.00%, 04/01/2033	20,000	20,152
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,250
4.60%, 06/01/2032	8,000	7,767
		898,915
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,853
Entertainment — 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052*	60,000	48,614
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	61,462
		110,076
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	86,806
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,933
General Mills, Inc.
4.95%, 03/29/2033	5,000	5,078
Kellogg Co.
3.40%, 11/15/2027	20,000	19,051
		39,062
Gas — 0.3%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,619
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,700
3.60%, 05/01/2030	14,000	12,918
5.25%, 03/30/2028	35,000	35,603
		92,840
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	35,000	35,016
6.30%, 02/15/2030*	15,000	15,103
		50,119
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	52,112
Baxter International, Inc.
2.54%, 02/01/2032	25,000	20,354
Hologic, Inc.
4.63%, 02/01/2028*	48,000	46,595
		119,061
Healthcare-Services — 0.6%
Centene Corp.
2.45%, 07/15/2028	15,000	13,050
4.63%, 12/15/2029	80,000	75,219
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,496
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
3.70%, 03/23/2029	$ 30,000	$ 28,225
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,659
3.00%, 06/01/2051	15,000	10,552
Sutter Health
3.36%, 08/15/2050	9,000	6,574
UnitedHealth Group, Inc.
2.75%, 05/15/2040	12,000	9,075
3.50%, 08/15/2039	5,000	4,255
4.95%, 05/15/2062	5,000	4,866
5.25%, 02/15/2028	25,000	25,996
5.35%, 02/15/2033	20,000	21,256
5.88%, 02/15/2053	10,000	11,240
6.05%, 02/15/2063	5,000	5,693
		224,156
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	39,347
Insurance — 0.4%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,179
Athene Global Funding
2.65%, 10/04/2031*	45,000	35,733
2.72%, 01/07/2029*	30,000	25,577
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	55,000	46,328
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	8,000	6,620
4.75%, 03/15/2039	6,000	5,685
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,703
		144,825
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	70,000	68,739
6.75%, 09/30/2027*	5,000	5,026
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	79,795
		153,560
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	63,293
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	30,000	31,469
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	26,308
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	59,150

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	$ 15,000	$ 10,135
3.90%, 06/01/2052	5,000	3,305
4.80%, 03/01/2050	5,000	3,811
5.13%, 07/01/2049	28,000	22,164
6.48%, 10/23/2045	15,000	14,211
Comcast Corp.
3.25%, 11/01/2039	27,000	21,914
3.40%, 07/15/2046	5,000	3,878
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,521
Discovery Communications LLC
3.80%, 03/13/2024	21,000	20,608
3.90%, 11/15/2024	35,000	34,013
4.00%, 09/15/2055	23,000	15,252
5.20%, 09/20/2047	15,000	12,427
5.30%, 05/15/2049	35,000	29,187
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	35,000	30,330
4.38%, 03/15/2043	15,000	10,659
4.95%, 01/15/2031	45,000	41,518
5.25%, 04/01/2044	15,000	11,934
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	72,160
Time Warner Cable LLC
4.50%, 09/15/2042	25,000	19,199
5.88%, 11/15/2040	30,000	27,190
		479,566
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	61,000	53,649
3.57%, 12/01/2031	10,000	8,601
4.13%, 05/01/2025	15,000	14,552
Xerox Holdings Corp.
5.50%, 08/15/2028*	25,000	21,639
		98,441
Oil & Gas — 1.1%
Apache Corp.
4.88%, 11/15/2027	30,000	27,702
BP Capital Markets America, Inc.
2.94%, 06/04/2051	15,000	10,401
3.00%, 02/24/2050	10,000	7,078
4.81%, 02/13/2033	30,000	30,461
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,095
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,882
5.75%, 01/15/2031*	10,000	9,610
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	22,000	22,988
Ecopetrol SA
4.63%, 11/02/2031	55,000	42,313
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,644
4.88%, 03/30/2026*	10,000	9,250
5.88%, 03/30/2031*	30,000	26,212
EQT Corp.
5.70%, 04/01/2028	10,000	9,989
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Equinor ASA
3.63%, 04/06/2040	$ 15,000	$ 12,893
3.70%, 04/06/2050	5,000	4,204
Hess Corp.
7.13%, 03/15/2033	3,000	3,326
7.30%, 08/15/2031	15,000	16,717
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,875
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	10,208
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,055
6.63%, 08/15/2037	5,000	5,043
7.38%, 11/01/2031	30,000	32,319
Pioneer Natural Resources Co.
5.10%, 03/29/2026	5,000	5,021
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,676
3.00%, 11/26/2051	2,000	1,441
3.25%, 04/06/2050	15,000	11,437
Southwestern Energy Co.
4.75%, 02/01/2032	5,000	4,415
Viper Energy Partners LP
5.38%, 11/01/2027*	28,000	26,928
		413,183
Packaging & Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	100,000	98,817
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	38,068
		136,885
Pharmaceuticals — 0.1%
Cigna Group
5.40%, 03/15/2033	15,000	15,573
CVS Health Corp.
5.13%, 02/21/2030 to 07/20/2045	35,000	34,504
		50,077
Pipelines — 0.8%
Energy Transfer LP
5.55%, 02/15/2028	35,000	35,541
6.13%, 12/15/2045	8,000	7,733
Enterprise Products Operating LLC
4.95%, 10/15/2054	10,000	9,047
5.35%, 01/31/2033	5,000	5,181
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	31,785
MPLX LP
1.75%, 03/01/2026	5,000	4,563
4.95%, 09/01/2032 to 03/14/2052	24,000	23,253
5.20%, 03/01/2047	5,000	4,479
ONEOK, Inc.
3.10%, 03/15/2030	10,000	8,736
3.40%, 09/01/2029	20,000	17,823
5.20%, 07/15/2048	5,000	4,321
6.10%, 11/15/2032	15,000	15,529
6.35%, 01/15/2031	5,000	5,241
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	23,000	20,496
4.90%, 02/15/2045	5,000	4,007

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Corp.
4.20%, 02/01/2033	$ 15,000	$ 13,495
6.13%, 03/15/2033	10,000	10,355
6.25%, 07/01/2052	15,000	14,787
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,056
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,279
6.15%, 04/01/2033	5,000	5,068
Williams Cos., Inc.
4.65%, 08/15/2032	18,000	17,349
5.65%, 03/15/2033	10,000	10,327
		292,451
REITS — 0.7%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,336
2.40%, 03/15/2025	5,000	4,749
3.65%, 03/15/2027	15,000	14,247
American Tower Trust I
5.49%, 03/15/2028*	50,000	50,468
Crown Castle, Inc.
5.00%, 01/11/2028	20,000	20,158
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,921
EPR Properties
4.95%, 04/15/2028	35,000	29,224
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	4,057
4.00%, 01/15/2031	20,000	17,156
5.30%, 01/15/2029	5,000	4,771
5.75%, 06/01/2028	15,000	14,631
SBA Tower Trust
2.84%, 01/15/2025*	40,000	37,891
VICI Properties LP
4.95%, 02/15/2030	29,000	27,213
5.13%, 05/15/2032	20,000	18,843
		270,665
Retail — 0.6%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,881
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	48,781
5.63%, 01/01/2030*	40,000	36,900
Gap, Inc.
3.63%, 10/01/2029*	55,000	39,226
3.88%, 10/01/2031*	65,000	45,102
McDonald's Corp.
3.35%, 04/01/2023	15,000	15,000
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	15,000	14,805
		213,695
Semiconductors — 0.6%
Broadcom, Inc.
3.42%, 04/15/2033*	18,000	15,061
4.00%, 04/15/2029*	25,000	23,386
4.30%, 11/15/2032	15,000	13,820
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Intel Corp.
3.05%, 08/12/2051	$ 5,000	$ 3,414
3.10%, 02/15/2060	10,000	6,584
4.90%, 08/05/2052	20,000	18,635
5.13%, 02/10/2030	5,000	5,092
5.20%, 02/10/2033	10,000	10,185
5.70%, 02/10/2053	5,000	5,103
5.90%, 02/10/2063	15,000	15,439
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	11,385
2.95%, 04/15/2031	20,000	16,701
NVIDIA Corp.
3.50%, 04/01/2040	15,000	12,879
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,041
5.55%, 12/01/2028	10,000	10,199
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	16,545
4.38%, 10/15/2029	5,000	4,607
		204,076
Software — 1.1%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	76,335
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	55,650
MSCI, Inc.
3.63%, 11/01/2031*	10,000	8,562
3.88%, 02/15/2031*	10,000	8,901
4.00%, 11/15/2029*	10,000	9,124
Open Text Corp.
3.88%, 12/01/2029*	50,000	42,089
6.90%, 12/01/2027*	30,000	30,948
Oracle Corp.
2.30%, 03/25/2028	20,000	17,898
2.95%, 04/01/2030	10,000	8,829
3.60%, 04/01/2040	11,000	8,538
3.85%, 04/01/2060	58,000	40,463
4.90%, 02/06/2033	10,000	9,795
6.15%, 11/09/2029	25,000	26,628
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	48,515
		392,275
Telecommunications — 0.5%
AT&T, Inc.
3.55%, 09/15/2055	26,000	18,663
3.65%, 06/01/2051 to 09/15/2059	17,000	12,790
3.80%, 12/01/2057	25,000	18,560
4.50%, 05/15/2035	10,000	9,368
Nokia Oyj
6.63%, 05/15/2039	15,000	14,972
Rogers Communications, Inc.
4.55%, 03/15/2052*	17,000	13,984
T-Mobile USA, Inc.
2.05%, 02/15/2028	30,000	26,619
5.05%, 07/15/2033	15,000	15,074
Verizon Communications, Inc.
2.55%, 03/21/2031	5,000	4,259
2.85%, 09/03/2041	15,000	10,984
3.15%, 03/22/2030	35,000	31,882
4.27%, 01/15/2036	6,000	5,566

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Vodafone Group PLC
5.75%, 02/10/2063	$ 10,000	$ 9,898
		192,619
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,488
4.00%, 07/15/2025*	10,000	9,686
4.40%, 07/01/2027*	20,000	19,187
		62,361
Total Corporate Bonds & Notes (cost $8,087,795)		7,459,503
ASSET BACKED SECURITIES — 6.7%
Auto Loan Receivables — 1.4%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,717
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	100,012
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	24,715	24,392
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,888
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	20,000	19,609
Series 2019-4A, Class D 2.58%, 09/15/2025*	55,222	54,183
Series 2020-1A, Class D 2.73%, 12/15/2025*	20,422	20,014
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	20,022
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,051
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,898
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,702
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,424
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,898
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,545
Series 2019-3A, Class D 2.72%, 11/15/2024*	21,244	21,151
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,979
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	$ 15,000	$ 15,067
		531,552
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.42%, (1 ML+1.58%), 10/25/2034	7,549	7,214
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.95%, (1 ML+0.10%), 02/25/2037	26,689	13,355
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.35%, (1 ML+0.50%), 11/25/2036	161,143	148,395
		168,964
Other Asset Backed Securities — 4.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	61,613	55,877
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	58,285	53,866
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.46%, 10/15/2024*	6,820	6,776
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 5.91%, (3 ML+1.10%), 04/20/2034*	250,000	242,264
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	30,000	30,114
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,125	42,163
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,500	43,146
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,450	55,071
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	95,219
KKR CLO, Ltd. FRS
Series 22A, Class A 5.96%, (3 ML+1.15%), 07/20/2031*	250,000	245,905
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	20,019
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class AR 5.65%, (3 ML+0.83%), 04/22/2027*	147,332	146,345
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	60,781	56,904
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	76,727	71,315
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.98%, (1 ML+0.13%), 05/25/2037	55,498	41,023

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	$ 25,000	$ 22,289
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,662	88,231
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.92%, (3 ML+1.13%), 04/15/2034*	100,000	97,094
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.03%, (3 ML+1.24%), 04/15/2034*	100,000	97,452
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	64,945	60,776
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	66,809	60,864
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	65,804	60,460
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,375	43,735
		1,736,908
Total Asset Backed Securities (cost $2,464,399)		2,437,424
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
Commercial and Residential — 11.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	112,170
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	17,365	15,698
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	21,382	17,883
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	42,558	35,010
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	25,637	23,231
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	38,549	32,075
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(3)	819,388	21,736
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(3)	900,294	36,821
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 5.66%, (1 ML+0.98%), 08/15/2036*	152,000	150,464
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,492
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,450
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.28%, 02/25/2036(2)	34,255	29,131
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(2)(3)	$ 350,208	$ 5,759
Series 2018-B1, Class XA 0.55%, 01/15/2051(2)(3)	150,713	2,941
Series 2018-B8, Class XA 0.63%, 01/15/2052(2)(3)	921,766	24,466
Series 2019-B10, Class XA 1.22%, 03/15/2062(2)(3)	335,180	16,874
Series 2020-B22, Class XA 1.52%, 01/15/2054(2)(3)	163,227	14,425
Series 2020-B18, Class XA 1.79%, 07/15/2053(2)(3)	99,522	7,618
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.11%, (1 Yr USTYCR+2.40%), 03/25/2036	14,444	13,171
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	34,702	27,943
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(2)	74,750	59,753
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	119,713
Series 2014-CR21, Class A3 3.53%, 12/10/2047	132,649	127,840
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	150,000	147,144
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	63,402
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	187,200
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,234	9,757
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	55,070	52,938
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(2)(3)	1,016,640	11,163
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	53,761	43,798
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	91,137	78,386
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	26,580	23,837
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	114,937
Series 2016-C1, Class ASB 3.04%, 05/10/2049	51,662	49,566
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(2)(3)	100,501	6,774
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.46%, 05/25/2035(2)	22,969	20,317

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	$ 58,906	$ 48,215
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	91,372
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,996
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(2)(3)	1,179,328	17,608
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	97,000	90,764
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	137,057
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.67%, 02/13/2053(2)(3)	992,660	31,755
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.53%, 03/25/2047(2)	10,458	6,626
Series 2006-AR2, Class 3A1 4.25%, 04/25/2036(2)	3,568	2,354
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.39%, (1 ML+0.27%), 05/25/2035	19,283	17,323
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(1)	92,504	84,843
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,716
Series 2013-C16, Class A4 4.17%, 12/15/2046	68,000	67,205
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(1)	68,300	68,200
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 7.65%, (1 ML+2.80%), 02/01/2026*	45,522	44,606
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(2)	5,675	5,376
Series 2005-A2, Class A2 4.20%, 02/25/2035(2)	5,356	4,886
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	53,180	43,479
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	31,839	27,930
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(3)	208,645	2,286
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(2)(3)	101,014	3,568
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	$ 19,967	$ 8,346
MortgageIT Trust FRS
Series 2005-4, Class A1 5.41%, (1 ML+0.56%), 10/25/2035	24,003	22,942
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.60%, (1 ML+0.75%), 01/25/2048*	32,578	31,465
Series 2017-5A, Class A1 6.35%, (1 ML+1.50%), 06/25/2057*	24,639	24,011
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	16,475	15,068
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	34,642	32,345
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	27,280	25,663
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	26,990	24,845
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	47,329	44,745
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	47,725	45,046
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	37,892	36,191
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	25,786	23,934
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	43,446	40,690
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	32,124	30,409
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	74,962	62,279
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.23%, 07/25/2043*(2)	7,778	6,828
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	83,005	70,943
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	80,339	75,508
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	66,371	63,369
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	69,664	66,307
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	70,974	67,012
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	88,531
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	53,092	42,502
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	54,860	44,312
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	84,059	69,251

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(1)	$ 100,000	$ 94,198
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	12,466	12,226
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	4,945	4,889
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	33,765	32,132
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	92,684	75,981
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	34,897	29,833
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	80,379	68,079
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	102,213
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(2)(3)	535,885	9,460
Series 2015-NXS1, Class D 4.15%, 05/15/2048(2)	10,000	8,274
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(2)	9,153	7,766
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	142,135
Series 2014-C19, Class A5 4.10%, 03/15/2047	55,111	54,031
		4,286,807
U.S. Government Agency — 2.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	75,920
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(3)	199,216	7,369
Series K064, Class X1 0.60%, 03/25/2027(2)(3)	344,073	6,930
Series K124, Class X1 0.72%, 12/25/2030(2)(3)	289,156	12,702
Series K122, Class X1 0.88%, 11/25/2030(2)(3)	99,550	5,129
Series K121, Class X1 1.02%, 10/25/2030(2)(3)	122,632	7,195
Series K114, Class X1 1.12%, 06/25/2030(2)(3)	228,917	14,685
Series K104, Class X1 1.13%, 01/25/2030(2)(3)	186,863	11,164
Series K111, Class X1 1.57%, 05/25/2030(2)(3)	99,435	8,701
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 8,586	$ 8,309
Series 3964, Class MD 2.00%, 01/15/2041	718	687
Series 5170, Class DP 2.00%, 07/25/2050	50,863	44,422
Series 4961, Class JB 2.50%, 12/15/2042	27,736	25,372
Series 3883, Class PB 3.00%, 05/15/2041	8,955	8,455
Series 1577, Class PK 6.50%, 09/15/2023	62	62
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,266	16,056
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-HRP1, Class M2 6.50%, (1 ML+1.65%), 04/25/2043*	435	435
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	15,874	14,878
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	1,002	1,002
Series 2019-HRP1, Class M2 7.00%, (1 ML+2.15%), 11/25/2039*	10,637	10,611
Series 2017-C01, Class 1M2 8.40%, (1 ML+3.55%), 07/25/2029	15,012	15,386
Series 2016-C07, Class 2M2 9.20%, (1 ML+4.35%), 05/25/2029	25,708	26,735
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	9,067	8,675
Series 2011-117, Class MA 2.00%, 08/25/2040	894	862
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,450	5,006
Series 2012-18, Class GA 2.00%, 12/25/2041	9,620	8,772
Series 2016-11, Class GA 2.50%, 03/25/2046	14,046	12,982
Series 2019-54, Class KC 2.50%, 09/25/2049	50,129	46,259
Series 2015-48, Class QB 3.00%, 02/25/2043	11,923	11,388
Series 2016-38, Class NA 3.00%, 01/25/2046	7,005	6,539
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,411
Series 2017-34, Class JK 3.00%, 05/25/2047	5,710	5,441
Series 2019-45, Class PT 3.00%, 08/25/2049	20,098	18,504
Series 2012-52, Class PA 3.50%, 05/25/2042	8,528	8,186
Series 2012-120, Class ZB 3.50%, 11/25/2042	50,370	47,384

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-26, Class CG 3.50%, 07/25/2044	$ 8,818	$ 8,601
Series 2018-23, Class LA 3.50%, 04/25/2048	19,116	18,262
Series 2019-7, Class JA 3.50%, 03/25/2049	18,510	17,723
Series 2019-14, Class CA 3.50%, 04/25/2049	21,292	20,433
Series 2017-35, Class AH 3.50%, 04/25/2053	9,759	9,531
Series 2017-84, Class KA 3.50%, 04/25/2053	10,321	10,038
Series 2018-70, Class HA 3.50%, 10/25/2056	13,864	13,432
Series 2019-12, Class HA 3.50%, 11/25/2057	19,560	18,727
Series 2017-49, Class JA 4.00%, 07/25/2053	8,951	8,837
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	70,571
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	5,886	5,770
Series 2015-151, Class BA 1.70%, 10/20/2045	1,955	1,934
Series 2013-37, Class LG 2.00%, 01/20/2042	9,748	9,215
Series 2005-74, Class HA 7.50%, 09/16/2035	3	3
Series 2005-74, Class HB 7.50%, 09/16/2035	1,406	1,432
		743,123
Total Collateralized Mortgage Obligations (cost $5,607,654)		5,029,930
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 40.2%
U.S. Government — 14.5%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	132,063
2.50%, 02/15/2045(4)	298,000	237,783
2.88%, 08/15/2045	400,000	340,844
3.00%, 11/15/2045 to 08/15/2052	685,000	600,315
3.13%, 08/15/2044	505,000	450,555
3.38%, 08/15/2042 to 11/15/2048	475,000	445,031
3.38%, 05/15/2044(5)	495,000	460,389
3.88%, 02/15/2043	450,000	454,008
4.00%, 11/15/2052	130,000	137,962
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	42,977	29,810
0.25%, 02/15/2050(6)	87,252	63,234
United States Treasury Notes
2.75%, 08/15/2032	100,000	94,109
3.50%, 02/15/2033	145,000	145,227
4.00%, 02/29/2028	485,000	493,753
4.25%, 10/15/2025	200,000	201,547
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	520,330	492,982
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
0.75%, 07/15/2028(6)		$ 107,238	$ 105,146
1.13%, 01/15/2033(6)		391,595	390,570
			5,275,328
U.S. Government Agency — 25.7%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2051		382,608	317,120
2.50%, 01/01/2028 to 12/01/2051		318,028	275,246
3.00%, 08/01/2027		8,978	8,737
3.50%, 03/01/2042 to 09/01/2043		37,419	35,728
4.00%, 09/01/2040 to 10/01/2043		20,493	20,081
4.50%, 01/01/2039		758	762
5.00%, 05/01/2034		10,090	10,275
5.50%, 05/01/2037 to 06/01/2037		3,302	3,432
6.50%, 05/01/2029 to 07/01/2035		1,253	1,307
Federal Home Loan Mtg. Corp. FRS
3.74%, (6 ML+1.49%), 02/01/2037		770	764
Federal National Mtg. Assoc.
2.00%, 12/01/2051 to 04/01/2052		1,056,217	874,040
2.50%, 04/01/2028 to 08/01/2052		107,229	94,876
2.66%, 03/01/2027		387,376	365,274
3.00%, 10/01/2027 to 01/01/2028		17,289	16,776
4.00%, 11/01/2025		491	488
4.50%, 01/01/2039 to 05/01/2041		17,786	17,883
5.00%, 05/01/2035 to 07/01/2040		6,605	6,730
5.50%, 12/01/2029 to 06/01/2038		20,638	21,225
6.00%, 06/01/2026 to 05/01/2034		32,251	33,158
6.50%, 06/01/2035 to 10/01/2037		12,405	12,808
7.00%, 06/01/2037		4,427	4,794
Federal National Mtg. Assoc. FRS
3.65%, (12 ML+1.57%), 05/01/2037		877	883
4.07%, (12 ML+1.82%), 10/01/2040		967	980
Government National Mtg. Assoc.
2.00%, April 30 TBA		75,000	63,710
2.50%, April 30 TBA		425,000	374,000
3.00%, April 30 TBA		700,000	637,597
3.50%, April 30 TBA		660,000	618,724
4.00%, 09/15/2040 to 11/15/2040		25,190	24,269
4.00%, April 30 TBA		125,000	120,342
4.50%, 02/15/2039 to 08/15/2041		37,431	37,767
5.50%, 05/15/2036		2,112	2,153
6.00%, 09/15/2032 to 12/15/2033		15,933	16,722
7.00%, 07/15/2033 to 11/15/2033		5,112	5,342
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		200,000	175,822
2.00%, April 15 TBA		200,000	180,447
2.00%, April 30 TBA		225,000	185,997
2.50%, April 30 TBA		609,000	524,882
3.00%, April 30 TBA		325,000	291,609
4.00%, April 30 TBA		465,000	444,731
4.50%, April 30 TBA		2,238,000	2,192,783
5.00%, April 30 TBA		550,000	548,539
5.50%, April 30 TBA		770,000	777,775
			9,346,578
Total U.S. Government & Agency Obligations (cost $15,187,556)			14,621,906
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	105,294

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	$ 87,851
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	99,468
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	43,878
2.75%, 04/14/2041	EUR	25,000	15,884
3.38%, 02/08/2038	EUR	25,000	18,811
4.63%, 04/03/2049	EUR	42,000	33,754
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	79,711
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	68,367
United Mexican States
1.45%, 10/25/2033	EUR	100,000	78,183
Total Foreign Government Obligations (cost $929,295)			631,201
MUNICIPAL SECURITIES — 1.4%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		$ 5,000	4,906
6.14%, 12/01/2039		15,000	13,738
6.32%, 11/01/2029		45,000	45,055
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,748
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	74,283
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	69,736
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,496
5.18%, 11/15/2049		35,000	31,800
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	15,344
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		80,000	78,385
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	69,508
State of California General Obligation Bonds
7.30%, 10/01/2039		10,000	12,408
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		19,091	19,063
Security Description	Shares or Principal Amount	Value

Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	$ 30,000	$ 30,818
Total Municipal Securities (cost $538,311)		509,288
COMMON STOCKS — 33.0%
Advertising — 2.1%
Trade Desk, Inc., Class A†	12,675	772,034
Biotechnology — 3.1%
Illumina, Inc.†	2,079	483,471
Royalty Pharma PLC, Class A	17,990	648,180
		1,131,651
Chemicals — 0.7%
Sherwin-Williams Co.	1,134	254,889
Commercial Services — 2.3%
Adyen NV*†	365	578,750
Block, Inc.†	3,919	269,039
		847,789
Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc.	2,576	268,651
Internet — 12.0%
Airbnb, Inc., Class A†	2,403	298,933
Amazon.com, Inc.†	6,265	647,112
Chewy, Inc., Class A†	11,264	421,048
DoorDash, Inc., Class A†	10,629	675,579
MercadoLibre, Inc.†	244	321,607
Meta Platforms, Inc., Class A†	1,386	293,749
Shopify, Inc., Class A†	15,754	755,247
Uber Technologies, Inc.†	29,678	940,793
		4,354,068
Retail — 0.9%
Floor & Decor Holdings, Inc., Class A†	3,346	328,644
Semiconductors — 1.8%
ASML Holding NV	861	586,091
NVIDIA Corp.	166	46,110
		632,201
Software — 9.3%
Bill.com Holdings, Inc.†	3,836	311,253
Cloudflare, Inc., Class A†	12,581	775,745
Datadog, Inc., Class A†	2,596	188,625
ROBLOX Corp., Class A†	15,849	712,888
Snowflake, Inc., Class A†	5,249	809,868
Veeva Systems, Inc., Class A†	1,006	184,893
ZoomInfo Technologies, Inc.†	16,639	411,150
		3,394,422
Total Common Stocks (cost $13,063,653)		11,984,349
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	38

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: USD 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	2,477,325	$ 8,956
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	2,703,690	1,257
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	3,104,281	2,738
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	22,526	15
Total Purchased Options (cost $39,051)		12,966
Total Long-Term Investment Securities (cost $45,917,714)		42,686,605
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 180,000	180,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	160,000	160,000
BNP Paribas SA Joint Repurchase Agreement(7)	160,000	160,000
Deutsche Bank AG Joint Repurchase Agreement(7)	140,000	140,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	140,000	140,000
Total Repurchase Agreements (cost $780,000)		780,000
TOTAL INVESTMENTS (cost $46,697,714)(8)	119.6%	43,466,605
Other assets less liabilities	(19.6)	(7,119,432)
NET ASSETS	100.0%	$36,347,173
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $7,766,690 representing 21.4% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 970	$ 18	$ 988
Centrally Cleared	220,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	710	(2,017)	(1,307)
								$1,680	$(1,999)	$ (319)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,794	$(1,800)	$2,994
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	U.S. Treasury 2 Year Notes	June 2023	$3,285,821	$3,303,250	$17,429
6	Long	U.S. Treasury 5 Year Notes	June 2023	655,589	657,047	1,458
6	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	703,763	726,844	23,081
1	Long	U.S. Treasury Ultra Bonds	June 2023	135,313	141,126	5,813
						$47,781
						Unrealized (Depreciation)
6	Long	U.S. Treasury 10 Year Notes	June 2023	$ 694,202	$ 689,531	$ (4,671)
8	Short	Canada 10 Year Bonds	June 2023	718,668	746,785	(28,117)
2	Short	Euro Buxl 30 Year Bonds	June 2023	284,811	305,525	(20,714)
2	Short	Euro-BUND	June 2023	283,476	294,637	(11,161)
9	Short	U.S. Treasury Long Bonds	June 2023	1,131,006	1,180,407	(49,401)
						$(114,064)
Net Unrealized Appreciation (Depreciation)						$ (66,283)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	609,000	USD	654,121	06/21/2023	$ —	$ (9,241)
Goldman Sachs International	BRL	508,000	USD	96,944	06/21/2023	—	(1,864)
State Street Bank & Trust Company	USD	118,365	EUR	111,000	06/21/2023	2,543	—
Unrealized Appreciation (Depreciation)						$ 2,543	$ (11,105)

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,459,503	$—	$ 7,459,503
Asset Backed Securities	—	2,437,424	—	2,437,424
Collateralized Mortgage Obligations	—	5,029,930	—	5,029,930
U.S. Government & Agency Obligations	—	14,621,906	—	14,621,906
Foreign Government Obligations	—	631,201	—	631,201
Municipal Securities	—	509,288	—	509,288
Common Stocks:
Commercial Services	269,039	578,750	—	847,789
Other Industries	11,136,560	—	—	11,136,560
Escrows and Litigation Trusts	—	38	—	38
Purchased Options	—	12,966	—	12,966
Repurchase Agreements	—	780,000	—	780,000
Total Investments at Value	$11,405,599	$32,061,006	$—	$43,466,605
Other Financial Instruments:†
Swaps	$ —	$ 18	$—	$ 18
Futures Contracts	47,781	—	—	47,781
Forward Foreign Currency Contracts	—	2,543	—	2,543
Total Other Financial Instruments	$ 47,781	$ 2,561	$—	$ 50,342
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,817	$—	$ 3,817
Futures Contracts	114,064	—	—	114,064
Forward Foreign Currency Contracts	—	11,105	—	11,105
Total Other Financial Instruments	$ 114,064	$ 14,922	$—	$ 128,986
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	50.2%
Collateralized Mortgage Obligations	16.4
Internet	6.7
Other Asset Backed Securities	6.3
Software	6.3
Banks	3.9
Electric	3.2
Repurchase Agreements	2.8
Foreign Government Obligations	2.5
Biotechnology	2.1
Commercial Services	1.9
Municipal Securities	1.7
Semiconductors	1.6
Auto Loan Receivables	1.6
Media	1.6
Diversified Financial Services	1.5
Oil & Gas	1.4
Advertising	1.2
Retail	1.2
Pipelines	1.0
REITS	0.9
Healthcare-Services	0.8
Telecommunications	0.6
Agriculture	0.6
Home Equity	0.6
Chemicals	0.6
Insurance	0.5
Building Materials	0.5
Packaging & Containers	0.5
Apparel	0.4
Healthcare-Products	0.4
Entertainment	0.4
Aerospace/Defense	0.4
Office/Business Equipment	0.3
Gas	0.3
Environmental Control	0.3
Computers	0.3
Trucking & Leasing	0.2
Investment Companies	0.2
Beverages	0.2
Hand/Machine Tools	0.2
Pharmaceuticals	0.2
Food	0.1
Home Builders	0.1
Iron/Steel	0.1
Machinery-Diversified	0.1
Electronics	0.1
Cosmetics/Personal Care	0.1
Auto Manufacturers	0.1
125.2%
Credit Quality†#
Aaa	58.8%
Aa	1.4
A	6.8
Baa	11.5
Ba	6.3
B	1.5
Caa	0.6
Ca	0.2
Not Rated@	12.9

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 25.9%
Advertising — 0.1%
Lamar Media Corp.
4.88%, 01/15/2029	$ 35,000	$ 32,937
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	10,000	10,072
5.15%, 05/01/2030	22,000	22,138
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,843
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	15,179
Raytheon Technologies Corp.
5.15%, 02/27/2033	10,000	10,407
5.38%, 02/27/2053	5,000	5,263
		102,902
Agriculture — 0.6%
BAT Capital Corp.
4.74%, 03/16/2032	25,000	23,224
BAT International Finance PLC
4.45%, 03/16/2028	7,000	6,653
Cargill, Inc.
4.00%, 06/22/2032*	15,000	14,300
Philip Morris International, Inc.
4.88%, 02/15/2028	35,000	35,325
5.13%, 11/17/2027 to 02/15/2030	50,000	50,904
5.38%, 02/15/2033	15,000	15,324
5.63%, 11/17/2029	10,000	10,449
Reynolds American, Inc.
5.70%, 08/15/2035	15,000	14,181
		170,360
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,425
William Carter Co.
5.63%, 03/15/2027*	90,000	87,476
		115,901
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	15,000	13,142
Banks — 3.9%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,010
2.30%, 07/21/2032	20,000	16,118
2.59%, 04/29/2031	5,000	4,234
2.69%, 04/22/2032	70,000	58,417
3.19%, 07/23/2030	100,000	88,877
Citigroup, Inc.
1.28%, 11/03/2025	30,000	28,022
Deutsche Bank AG
2.13%, 11/24/2026	150,000	129,266
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	25,000	20,825
3.81%, 04/23/2029	30,000	28,181
4.02%, 10/31/2038	10,000	8,643
4.48%, 08/23/2028	70,000	68,464
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	197,961
JPMorgan Chase & Co.
2.55%, 11/08/2032	5,000	4,145
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.51%, 01/23/2029	$ 20,000	$ 18,713
3.70%, 05/06/2030	55,000	51,127
4.01%, 04/23/2029	73,000	69,759
4.85%, 07/25/2028	15,000	14,973
M&T Bank Corp.
5.05%, 01/27/2034	70,000	65,002
Morgan Stanley
1.79%, 02/13/2032	30,000	23,552
1.93%, 04/28/2032	2,000	1,573
2.24%, 07/21/2032	25,000	20,059
2.48%, 01/21/2028	35,000	31,968
2.70%, 01/22/2031	5,000	4,306
3.59%, 07/22/2028	20,000	18,891
4.21%, 04/20/2028	10,000	9,705
4.43%, 01/23/2030	10,000	9,645
4.68%, 07/17/2026	15,000	14,802
Wells Fargo & Co.
3.00%, 10/23/2026	60,000	56,129
4.81%, 07/25/2028	25,000	24,687
4.90%, 07/25/2033	25,000	24,403
		1,116,457
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	27,000	28,349
Constellation Brands, Inc.
3.15%, 08/01/2029	8,000	7,314
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	27,000	25,885
		61,548
Biotechnology — 0.5%
Amgen, Inc.
5.15%, 03/02/2028	20,000	20,420
5.25%, 03/02/2030 to 03/02/2033	30,000	30,799
5.75%, 03/02/2063	10,000	10,376
CSL Finance PLC
4.05%, 04/27/2029*	13,000	12,542
4.25%, 04/27/2032*	13,000	12,597
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,333
2.15%, 09/02/2031	43,000	33,985
2.20%, 09/02/2030	10,000	8,168
3.55%, 09/02/2050	20,000	13,787
		147,007
Building Materials — 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	50,930
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,037
4.38%, 07/15/2030*	50,000	43,500
4.75%, 01/15/2028*	40,000	37,367
		139,834
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,143
Nutrien, Ltd.
4.90%, 03/27/2028	25,000	24,993
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,410
		54,546

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.7%
Gartner, Inc.
4.50%, 07/01/2028*	$ 25,000	$ 23,730
Howard University
2.80%, 10/01/2030	15,000	12,874
2.90%, 10/01/2031	10,000	8,456
3.48%, 10/01/2041	15,000	11,576
Service Corp. International
3.38%, 08/15/2030	50,000	42,625
5.13%, 06/01/2029	77,000	74,281
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	38,250
		211,792
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	85,000	77,566
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
5.05%, 03/22/2053*	15,000	15,459
Diversified Financial Services — 1.1%
Capital One Financial Corp.
1.88%, 11/02/2027	60,000	51,654
5.25%, 07/26/2030	30,000	28,320
5.47%, 02/01/2029	5,000	4,873
5.82%, 02/01/2034	10,000	9,663
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	153,028
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,918
4.60%, 03/15/2033	2,000	1,984
4.95%, 06/15/2052	5,000	4,862
Navient Corp.
7.25%, 09/25/2023	27,000	26,909
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,741
Synchrony Financial
2.88%, 10/28/2031	10,000	7,069
7.25%, 02/02/2033	15,000	13,233
		317,254
Electric — 3.2%
AES Corp.
3.30%, 07/15/2025*	25,000	23,695
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,246
4.15%, 08/15/2044	15,000	12,874
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	8,016
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,296
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,794
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,545
5.38%, 11/15/2032	46,000	47,139
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,867
Duke Energy Corp.
2.55%, 06/15/2031	35,000	29,287
4.50%, 08/15/2032	20,000	19,336
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050	$ 30,000	$ 19,819
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	11,675
4.00%, 04/01/2052	10,000	8,316
4.38%, 03/30/2044	15,000	13,342
Edison International
6.95%, 11/15/2029	10,000	10,818
Emera, Inc.
6.75%, 06/15/2076	35,000	32,612
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,236
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,367
2.90%, 09/15/2029	10,000	8,962
Eversource Energy
5.45%, 03/01/2028	5,000	5,181
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	10,361
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,588
4.70%, 05/15/2032	10,000	9,905
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,716
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	10,399
Louisville Gas & Electric Co.
5.45%, 04/15/2033	10,000	10,392
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	30,000	30,286
5.80%, 01/15/2033	10,000	10,647
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	37,000	36,900
5.00%, 02/28/2030 to 07/15/2032	25,000	25,199
6.05%, 03/01/2025	5,000	5,087
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	15,400
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	12,752
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	28,355
4.55%, 07/01/2030	5,000	4,685
4.95%, 07/01/2050	60,000	49,432
5.25%, 03/01/2052	10,000	8,509
5.90%, 06/15/2032	40,000	39,963
6.15%, 01/15/2033	5,000	5,132
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,467
Sempra Energy
3.40%, 02/01/2028	30,000	28,179
3.80%, 02/01/2038	2,000	1,723
4.00%, 02/01/2048	5,000	4,066
Southern California Edison Co.
2.85%, 08/01/2029	2,000	1,789
4.70%, 06/01/2027	5,000	5,009
5.30%, 03/01/2028	10,000	10,251
5.85%, 11/01/2027	5,000	5,268
Southern Co.
2.95%, 07/01/2023	10,000	9,939
3.25%, 07/01/2026	25,000	23,837
3.70%, 04/30/2030	5,000	4,677

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southwestern Electric Power Co.
5.30%, 04/01/2033	$ 50,000	$ 50,375
Virginia Electric & Power Co.
5.00%, 04/01/2033	20,000	20,153
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,250
4.60%, 06/01/2032	10,000	9,708
		896,822
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,854
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052*	54,000	43,753
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,428
3.88%, 07/15/2030*	65,000	57,072
		105,253
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	81,983
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,933
General Mills, Inc.
4.95%, 03/29/2033	5,000	5,078
Kellogg Co.
3.40%, 11/15/2027	20,000	19,051
		39,062
Gas — 0.3%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	15,000	15,465
NiSource, Inc.
3.49%, 05/15/2027	30,000	28,439
3.60%, 05/01/2030	15,000	13,841
5.25%, 03/30/2028	25,000	25,431
		83,176
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	35,000	35,016
6.30%, 02/15/2030*	15,000	15,103
		50,119
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,375
Baxter International, Inc.
2.54%, 02/01/2032	20,000	16,283
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,712
		106,370
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	15,000	13,050
4.63%, 12/15/2029	80,000	75,219
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,496
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
3.70%, 03/23/2029	$ 30,000	$ 28,225
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,659
3.00%, 06/01/2051	15,000	10,552
Sutter Health
3.36%, 08/15/2050	8,000	5,843
UnitedHealth Group, Inc.
2.75%, 05/15/2040	20,000	15,126
3.50%, 08/15/2039	10,000	8,510
4.95%, 05/15/2062	5,000	4,866
5.25%, 02/15/2028	5,000	5,199
5.35%, 02/15/2033	20,000	21,256
5.88%, 02/15/2053	10,000	11,240
6.05%, 02/15/2063	5,000	5,693
		212,934
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	37,000	36,396
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,179
Athene Global Funding
2.65%, 10/04/2031*	45,000	35,733
2.72%, 01/07/2029*	29,000	24,724
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	56,000	47,170
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,423
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,703
		142,932
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	70,000	68,739
6.75%, 09/30/2027*	5,000	5,026
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	79,795
		153,560
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	63,293
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	30,000	31,469
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	29,000	25,431
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	59,150
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	5,000	3,378

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.80%, 03/01/2050	$ 35,000	$ 26,677
5.13%, 07/01/2049	13,000	10,290
6.48%, 10/23/2045	20,000	18,948
Comcast Corp.
3.20%, 07/15/2036	10,000	8,425
3.25%, 11/01/2039	19,000	15,421
3.40%, 07/15/2046	5,000	3,878
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	18,999
Discovery Communications LLC
4.00%, 09/15/2055	31,000	20,558
5.20%, 09/20/2047	15,000	12,427
5.30%, 05/15/2049	40,000	33,357
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	25,000	21,752
4.38%, 03/15/2043	15,000	10,659
4.95%, 01/15/2031	63,000	58,125
5.25%, 04/01/2044	15,000	11,934
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	75,000	67,650
Time Warner Cable LLC
4.50%, 09/15/2042	4,000	3,072
5.88%, 11/15/2040	45,000	40,785
		445,485
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	5,000	4,498
3.25%, 02/15/2029	64,000	56,287
3.57%, 12/01/2031	10,000	8,601
4.13%, 05/01/2025	10,000	9,701
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	17,312
		96,399
Oil & Gas — 1.4%
Apache Corp.
4.88%, 11/15/2027	30,000	27,702
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	12,481
3.00%, 02/24/2050	5,000	3,539
3.63%, 04/06/2030	2,000	1,898
4.81%, 02/13/2033	30,000	30,461
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,095
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,882
5.75%, 01/15/2031*	10,000	9,610
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	21,000	21,844
Ecopetrol SA
4.63%, 11/02/2031	55,000	42,313
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	10,000	9,763
4.88%, 03/30/2026*	10,000	9,250
5.88%, 03/30/2031*	30,000	26,213
EQT Corp.
5.70%, 04/01/2028	10,000	9,989
Equinor ASA
3.63%, 04/06/2040	10,000	8,595
3.70%, 04/06/2050	10,000	8,408
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Hess Corp.
7.13%, 03/15/2033	$ 3,000	$ 3,326
7.30%, 08/15/2031	15,000	16,717
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,875
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	10,208
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,055
6.63%, 08/15/2037	5,000	5,043
7.38%, 11/01/2031	30,000	32,319
Pioneer Natural Resources Co.
5.10%, 03/29/2026	5,000	5,021
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,676
3.00%, 11/26/2051	5,000	3,602
3.25%, 04/06/2050	13,000	9,912
Southwestern Energy Co.
4.75%, 02/01/2032	5,000	4,415
Viper Energy Partners LP
5.38%, 11/01/2027*	27,000	25,966
		407,178
Packaging & Containers — 0.5%
Ball Corp.
4.00%, 11/15/2023	100,000	98,817
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	38,068
		136,885
Pharmaceuticals — 0.2%
Cigna Group
5.40%, 03/15/2033	15,000	15,573
CVS Health Corp.
4.13%, 04/01/2040	5,000	4,296
5.13%, 02/21/2030 to 07/20/2045	27,000	26,590
		46,459
Pipelines — 1.0%
Energy Transfer LP
5.55%, 02/15/2028	35,000	35,541
6.13%, 12/15/2045	9,000	8,700
Enterprise Products Operating LLC
4.95%, 10/15/2054	10,000	9,047
5.35%, 01/31/2033	5,000	5,180
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	27,244
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	29,000	28,035
5.20%, 03/01/2047	5,000	4,479
ONEOK, Inc.
3.10%, 03/15/2030	12,000	10,484
3.40%, 09/01/2029	15,000	13,367
5.20%, 07/15/2048	5,000	4,321
6.10%, 11/15/2032	15,000	15,529
6.35%, 01/15/2031	5,000	5,241
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	25,000	22,278
4.90%, 02/15/2045	5,000	4,006
Targa Resources Corp.
4.20%, 02/01/2033	15,000	13,495
6.13%, 03/15/2033	10,000	10,355

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.25%, 07/01/2052	$ 15,000	$ 14,787
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	8,000	7,245
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,279
6.15%, 04/01/2033	5,000	5,068
Williams Cos., Inc.
4.65%, 08/15/2032	20,000	19,277
5.65%, 03/15/2033	10,000	10,327
		288,285
REITS — 0.9%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,335
2.40%, 03/15/2025	10,000	9,499
2.70%, 04/15/2031	5,000	4,193
American Tower Trust I
5.49%, 03/15/2028*	45,000	45,421
Crown Castle, Inc.
5.00%, 01/11/2028	20,000	20,158
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,921
EPR Properties
4.95%, 04/15/2028	30,000	25,049
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	15,000	12,867
5.30%, 01/15/2029	25,000	23,854
5.75%, 06/01/2028	10,000	9,754
SBA Tower Trust
2.84%, 01/15/2025*	40,000	37,891
VICI Properties LP
4.95%, 02/15/2030	26,000	24,398
5.13%, 05/15/2032	20,000	18,843
		259,183
Retail — 0.7%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,880
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	44,347
5.63%, 01/01/2030*	40,000	36,900
Gap, Inc.
3.63%, 10/01/2029*	52,000	37,087
3.88%, 10/01/2031*	58,000	40,244
McDonald's Corp.
3.35%, 04/01/2023	20,000	20,000
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	18,000	17,766
		210,224
Semiconductors — 0.7%
Broadcom, Inc.
3.42%, 04/15/2033*	18,000	15,061
4.00%, 04/15/2029*	30,000	28,063
4.30%, 11/15/2032	15,000	13,820
Intel Corp.
3.05%, 08/12/2051	10,000	6,828
3.10%, 02/15/2060	5,000	3,292
4.90%, 08/05/2052	20,000	18,635
5.13%, 02/10/2030	5,000	5,092
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
5.20%, 02/10/2033	$ 10,000	$ 10,185
5.70%, 02/10/2053	5,000	5,103
5.90%, 02/10/2063	15,000	15,438
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,137
2.95%, 04/15/2031	20,000	16,701
NVIDIA Corp.
3.50%, 04/01/2040	17,000	14,597
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,041
5.55%, 12/01/2028	10,000	10,199
Qorvo, Inc.
3.38%, 04/01/2031*	10,000	8,273
4.38%, 10/15/2029	10,000	9,214
		208,679
Software — 1.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	76,335
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	55,650
MSCI, Inc.
3.63%, 11/01/2031*	10,000	8,562
3.88%, 02/15/2031*	10,000	8,901
4.00%, 11/15/2029*	10,000	9,124
Open Text Corp.
3.88%, 12/01/2029*	50,000	42,089
6.90%, 12/01/2027*	30,000	30,948
Oracle Corp.
2.30%, 03/25/2028	25,000	22,373
2.95%, 04/01/2030	5,000	4,415
3.60%, 04/01/2040	11,000	8,537
3.85%, 04/01/2060	54,000	37,672
4.10%, 03/25/2061	5,000	3,678
4.90%, 02/06/2033	10,000	9,795
6.15%, 11/09/2029	25,000	26,628
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	48,515
		393,222
Telecommunications — 0.6%
AT&T, Inc.
3.55%, 09/15/2055	63,000	45,222
3.80%, 12/01/2057	5,000	3,712
4.50%, 05/15/2035	5,000	4,684
Nokia Oyj
6.63%, 05/15/2039	15,000	14,972
Rogers Communications, Inc.
4.55%, 03/15/2052*	17,000	13,984
T-Mobile USA, Inc.
2.05%, 02/15/2028	21,000	18,633
5.05%, 07/15/2033	20,000	20,099
Verizon Communications, Inc.
2.55%, 03/21/2031	5,000	4,259
2.85%, 09/03/2041	22,000	16,109
3.15%, 03/22/2030	35,000	31,882
Vodafone Group PLC
5.75%, 02/10/2063	10,000	9,898
		183,454

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	$ 35,000	$ 33,488
4.00%, 07/15/2025*	10,000	9,686
4.40%, 07/01/2027*	21,000	20,146
		63,320
Total Corporate Bonds & Notes (cost $7,988,422)		7,364,132
ASSET BACKED SECURITIES — 8.5%
Auto Loan Receivables — 1.6%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,717
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	100,012
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	24,715	24,392
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,888
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	20,000	19,609
Series 2019-4A, Class D 2.58%, 09/15/2025*	51,974	50,995
Series 2020-1A, Class D 2.73%, 12/15/2025*	20,422	20,014
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	20,022
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,051
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,898
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,424
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,898
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,545
Series 2019-3A, Class D 2.72%, 11/15/2024*	19,473	19,389
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,979
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,348
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,067
		461,248
Security Description	Shares or Principal Amount	Value

Home Equity — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.42%, (1 ML+1.58%), 10/25/2034	$ 1,510	$ 1,443
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.95%, (1 ML+0.10%), 02/25/2037	32,250	16,137
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.35%, (1 ML+0.50%), 11/25/2036	157,114	144,685
		162,265
Other Asset Backed Securities — 6.3%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	61,613	55,877
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 5.91%, (3 ML+1.10%), 04/20/2034*	250,000	242,264
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.01%, (3 ML+1.19%), 01/25/2035*	250,000	242,207
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	30,000	30,114
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,125	42,163
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,450	55,071
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	95,219
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	20,019
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class AR 5.65%, (3 ML+0.83%), 04/22/2027*	147,332	146,345
MF1, Ltd. FRS
Series 2022-FL8, Class AS 6.31%, (SOFR30A+1.75%), 02/19/2037*	100,000	96,328
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(1)	59,840	55,617
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	60,781	56,904
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	76,727	71,315
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 4.98%, (1 ML+0.13%), 05/25/2037	64,410	47,611
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,289
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,650	89,056

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(1)	$ 60,159	$ 55,734
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.92%, (3 ML+1.13%), 04/15/2034*	100,000	97,094
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.03%, (3 ML+1.24%), 04/15/2034*	100,000	97,452
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	64,945	60,775
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	66,809	60,864
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,375	43,735
		1,784,053
Total Asset Backed Securities (cost $2,438,138)		2,407,566
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.4%
Commercial and Residential — 13.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	112,170
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	47,365	38,952
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	17,365	15,698
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	21,383	17,883
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	39,898	32,822
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	23,407	21,211
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	38,549	32,075
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(3)	819,388	21,736
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(3)	900,294	36,821
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 5.66%, (1 ML+0.98%), 08/15/2036*	153,000	151,454
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	15,000	14,430
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,492
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,450
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.28%, 02/25/2036(2)	40,708	34,619
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(2)(3)	$ 350,208	$ 5,759
Series 2018-B1, Class XA 0.55%, 01/15/2051(2)(3)	152,141	2,969
Series 2018-B8, Class XA 0.63%, 01/15/2052(2)(3)	921,767	24,466
Series 2019-B10, Class XA 1.22%, 03/15/2062(2)(3)	312,506	15,732
Series 2020-B22, Class XA 1.52%, 01/15/2054(2)(3)	158,251	13,985
Series 2020-B18, Class XA 1.79%, 07/15/2053(2)(3)	99,522	7,617
BX Trust FRS
Series 2022-PSB, Class A 7.28%, (TSFR1M+2.45%), 08/15/2039*	34,600	34,427
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.23%, (1 ML+2.55%), 12/15/2037*	100,000	95,730
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	75,000	73,619
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.11%, (1 Yr USTYCR+2.40%), 03/25/2036	15,948	14,543
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	34,702	27,943
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	78,206	61,921
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	132,699	127,889
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	149,000	146,163
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	73,156
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	21,009	10,658
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	52,172	50,152
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(2)(3)	1,008,641	11,075
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	69,789	54,907
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	26,580	23,837
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	114,937
Series 2016-C1, Class ASB 3.04%, 05/10/2049	51,663	49,566
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(2)(3)	99,506	6,707

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 4.46%, 05/25/2035(2)	$ 25,594	$ 22,638
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	57,559	46,983
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	116,957
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	39,410
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(2)(3)	1,105,742	16,509
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	137,057
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.53%, 03/25/2047(2)	10,458	6,626
Series 2006-AR2, Class 3A1 4.25%, 04/25/2036(2)	4,282	2,825
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.39%, (1 ML+0.27%), 05/25/2035	20,201	18,148
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	78,498
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,716
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	80,735	74,308
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(1)	68,300	68,200
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 7.65%, (1 ML+2.80%), 02/01/2026*	45,522	44,606
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.18%, 12/25/2034(2)	6,019	5,702
Series 2005-A2, Class A2 4.20%, 02/25/2035(2)	5,101	4,653
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	31,839	27,929
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	18,319	18,018
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(3)	208,645	2,286
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(2)(3)	$ 111,832	$ 3,950
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,369	7,678
MortgageIT Trust FRS
Series 2005-4, Class A1 5.41%, (1 ML+0.56%), 10/25/2035	25,030	23,924
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.60%, (1 ML+0.75%), 01/25/2048*	31,455	30,380
Series 2017-5A, Class A1 6.35%, (1 ML+1.50%), 06/25/2057*	24,800	24,168
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	34,642	32,345
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	26,371	24,807
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	27,015	24,868
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	47,771	45,163
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	48,862	46,119
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	37,892	36,191
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	25,786	23,934
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	43,446	40,690
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	32,124	30,409
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	74,962	62,279
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.23%, 07/25/2043*(2)	3,789	3,327
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	80,339	75,508
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	69,664	66,307
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	70,974	67,012
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	83,872
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	84,059	69,251
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	11,733	11,507
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	4,945	4,889
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	31,780	30,243
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	92,684	75,981

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	$ 89,190	$ 79,369
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	45,686	38,746
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	57,141
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	77,877
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(2)(3)	535,885	9,460
Series 2015-NXS1, Class D 4.15%, 05/15/2048(2)	10,000	8,274
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(2)	9,725	8,252
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,000	141,861
Series 2014-LC14, Class A5 4.05%, 03/15/2047	130,000	127,608
Series 2014-C19, Class A5 4.10%, 03/15/2047	60,000	58,824
		3,914,854
U.S. Government Agency — 2.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	78,803
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(3)	204,197	7,554
Series K064, Class X1 0.60%, 03/25/2027(2)(3)	348,660	7,023
Series K124, Class X1 0.72%, 12/25/2030(2)(3)	270,211	11,870
Series K122, Class X1 0.88%, 11/25/2030(2)(3)	99,550	5,129
Series K121, Class X1 1.02%, 10/25/2030(2)(3)	117,687	6,905
Series K114, Class X1 1.12%, 06/25/2030(2)(3)	213,987	13,727
Series K104, Class X1 1.13%, 01/25/2030(2)(3)	181,945	10,871
Series K111, Class X1 1.57%, 05/25/2030(2)(3)	99,435	8,701
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	8,247	7,981
Series 3964, Class MD 2.00%, 01/15/2041	99	95
Series 5170, Class DP 2.00%, 07/25/2050	50,863	44,421
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4961, Class JB 2.50%, 12/15/2042	$ 27,736	$ 25,372
Series 3883, Class PB 3.00%, 05/15/2041	9,058	8,553
Series 1577, Class PK 6.50%, 09/15/2023	99	99
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,266	16,056
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-HRP1, Class M2 6.50%, (1 ML+1.65%), 04/25/2043*	435	435
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	15,874	14,878
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	1,002	1,002
Series 2019-HRP1, Class M2 7.00%, (1 ML+2.15%), 11/25/2039*	10,637	10,611
Series 2017-C01, Class 1M2 8.40%, (1 ML+3.55%), 07/25/2029	15,012	15,386
Series 2016-C07, Class 2M2 9.20%, (1 ML+4.35%), 05/25/2029	25,708	26,735
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	8,754	8,375
Series 2011-117, Class MA 2.00%, 08/25/2040	617	594
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,450	5,006
Series 2012-18, Class GA 2.00%, 12/25/2041	9,620	8,772
Series 2016-11, Class GA 2.50%, 03/25/2046	14,046	12,982
Series 2019-54, Class KC 2.50%, 09/25/2049	47,491	43,824
Series 2015-48, Class QB 3.00%, 02/25/2043	12,074	11,532
Series 2016-38, Class NA 3.00%, 01/25/2046	7,005	6,539
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,411
Series 2017-34, Class JK 3.00%, 05/25/2047	5,710	5,441
Series 2019-45, Class PT 3.00%, 08/25/2049	20,098	18,504
Series 2012-52, Class PA 3.50%, 05/25/2042	8,528	8,186
Series 2012-120, Class ZB 3.50%, 11/25/2042	50,370	47,384
Series 2017-26, Class CG 3.50%, 07/25/2044	8,818	8,601
Series 2018-23, Class LA 3.50%, 04/25/2048	19,116	18,262
Series 2019-7, Class JA 3.50%, 03/25/2049	18,510	17,723
Series 2019-14, Class CA 3.50%, 04/25/2049	23,422	22,476

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-35, Class AH 3.50%, 04/25/2053	$ 9,185	$ 8,970
Series 2017-84, Class KA 3.50%, 04/25/2053	9,676	9,411
Series 2018-70, Class HA 3.50%, 10/25/2056	13,864	13,432
Series 2019-12, Class HA 3.50%, 11/25/2057	21,189	20,288
Series 2017-49, Class JA 4.00%, 07/25/2053	8,951	8,837
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	75,611
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	5,651	5,539
Series 2015-151, Class BA 1.70%, 10/20/2045	1,955	1,934
Series 2013-37, Class LG 2.00%, 01/20/2042	9,748	9,215
Series 2005-74, Class HA 7.50%, 09/16/2035	7	7
Series 2005-74, Class HB 7.50%, 09/16/2035	515	525
Series 2005-74, Class HC 7.50%, 09/16/2035	593	612
		747,200
Total Collateralized Mortgage Obligations (cost $5,189,898)		4,662,054
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 50.2%
U.S. Government — 17.8%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	321,474
1.38%, 08/15/2050	20,000	12,010
1.63%, 11/15/2050	260,000	166,735
1.75%, 08/15/2041	235,000	170,155
2.00%, 08/15/2051	145,000	101,993
2.25%, 08/15/2046	115,000	86,785
2.50%, 02/15/2045	230,000	183,524
2.88%, 08/15/2045	295,000	251,372
3.00%, 05/15/2045(4)(5)	370,000	322,175
3.00%, 11/15/2045 to 08/15/2052	677,000	593,022
3.13%, 08/15/2044	440,000	392,562
3.38%, 08/15/2042 to 05/15/2044	720,000	672,172
3.63%, 02/15/2053	65,000	64,533
3.88%, 02/15/2043	260,000	262,316
4.00%, 11/15/2052	129,000	136,901
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	59,093	40,989
0.25%, 02/15/2050(6)	63,985	46,371
United States Treasury Notes
3.50%, 02/15/2033	285,000	285,445
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	479,405	454,208
0.75%, 07/15/2028(6)	108,429	106,315
1.13%, 01/15/2033(6)	391,595	390,570
		5,061,627
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 32.4%
Federal Home Loan Bank
2.00%, 01/01/2052		$ 598,373	$ 495,429
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2052		335,816	290,546
3.00%, 08/01/2027 to 08/01/2043		50,503	46,700
3.50%, 02/01/2042 to 09/01/2043		11,948	11,407
4.00%, 10/01/2043		3,790	3,713
4.50%, 01/01/2039		344	345
5.00%, 05/01/2034		2,478	2,512
5.50%, 07/01/2034 to 08/01/2037		11,408	11,790
6.50%, 05/01/2029		688	718
Federal Home Loan Mtg. Corp. FRS
3.74%, (6 ML+1.49%), 02/01/2037		366	363
Federal National Mtg. Assoc.
2.00%, 11/01/2051 to 04/01/2052		682,937	565,562
2.50%, 02/01/2043 to 04/01/2052		169,956	148,194
2.66%, 03/01/2027		198,412	187,092
3.00%, 01/01/2028		2,813	2,730
4.50%, 01/01/2039 to 05/01/2041		8,299	8,308
5.00%, 07/01/2040		6,741	6,877
5.50%, 12/01/2029 to 06/01/2038		5,583	5,753
6.00%, 06/01/2026 to 06/01/2040		11,644	11,984
6.50%, 11/01/2035 to 10/01/2037		1,547	1,607
7.00%, 06/01/2037		4,427	4,794
Federal National Mtg. Assoc. FRS
3.65%, (12 ML+1.57%), 05/01/2037		431	434
4.07%, (12 ML+1.82%), 10/01/2040		461	467
Government National Mtg. Assoc.
2.00%, April 30 TBA		425,000	361,023
2.50%, April 30 TBA		325,000	286,000
3.00%, April 30 TBA		775,000	705,911
3.50%, April 30 TBA		385,000	360,922
4.00%, 10/15/2040 to 10/15/2041		23,037	22,279
4.00%, April 30 TBA		150,000	144,411
4.50%, 06/15/2041		38,080	38,421
5.00%, 01/15/2033 to 01/15/2040		17,819	18,233
5.50%, 04/15/2036		32,999	33,677
6.50%, 07/15/2028 to 11/15/2028		35,563	36,605
7.00%, 01/15/2033 to 11/15/2033		5,680	5,947
8.00%, 02/15/2030		852	859
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		200,000	175,822
2.00%, April 15 TBA		225,000	203,003
2.00%, April 30 TBA		185,000	152,931
2.50%, April 30 TBA		609,000	524,882
3.00%, April 30 TBA		225,000	201,883
4.00%, April 30 TBA		640,000	612,102
4.50%, April 30 TBA		2,263,000	2,217,278
5.00%, April 30 TBA		550,000	548,539
5.50%, April 30 TBA		770,000	777,775
			9,235,828
Total U.S. Government & Agency Obligations (cost $14,943,180)			14,297,455
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Sovereign — 2.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	105,472
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	95,838

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	$ 101,828
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	37,610
2.75%, 04/14/2041	EUR	20,000	12,707
3.38%, 02/08/2038	EUR	20,000	15,048
4.63%, 04/03/2049	EUR	52,000	41,790
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	58,172
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	79,711
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	68,367
United Mexican States
1.45%, 10/25/2033	EUR	130,000	101,639
Total Foreign Government Obligations (cost $1,103,103)			718,182
MUNICIPAL SECURITIES — 1.7%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		$ 5,000	4,906
6.14%, 12/01/2039		15,000	13,738
6.32%, 11/01/2029		40,000	40,049
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,748
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	74,283
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	65,087
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,496
5.18%, 11/15/2049		35,000	31,800
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		19,000	20,824
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		80,000	78,385
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	69,508
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		19,091	19,063
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		30,000	30,818
Total Municipal Securities (cost $517,955)			492,705
Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 17.2%
Advertising — 1.1%
Trade Desk, Inc., Class A†	5,172	$ 315,026
Biotechnology — 1.6%
Illumina, Inc.†	848	197,203
Royalty Pharma PLC, Class A	7,341	264,496
		461,699
Chemicals — 0.4%
Sherwin-Williams Co.	463	104,068
Commercial Services — 1.2%
Adyen NV*†	149	236,257
Block, Inc.†	1,598	109,703
		345,960
Diversified Financial Services — 0.4%
Intercontinental Exchange, Inc.	1,051	109,609
Internet — 6.2%
Airbnb, Inc., Class A†	981	122,036
Amazon.com, Inc.†	2,557	264,113
Chewy, Inc., Class A†	4,601	171,985
DoorDash, Inc., Class A†	4,337	275,660
MercadoLibre, Inc.†	100	131,806
Meta Platforms, Inc., Class A†	565	119,746
Shopify, Inc., Class A†	6,428	308,158
Uber Technologies, Inc.†	12,110	383,887
		1,777,391
Retail — 0.5%
Floor & Decor Holdings, Inc., Class A†	1,365	134,070
Semiconductors — 0.9%
ASML Holding NV	351	238,929
NVIDIA Corp.	68	18,889
		257,818
Software — 4.9%
Bill.com Holdings, Inc.†	1,603	130,067
Cloudflare, Inc., Class A†	5,134	316,563
Datadog, Inc., Class A†	1,059	76,947
ROBLOX Corp., Class A†	6,467	290,886
Snowflake, Inc., Class A†	2,142	330,489
Veeva Systems, Inc., Class A†	410	75,354
ZoomInfo Technologies, Inc.†	6,789	167,756
		1,388,062
Total Common Stocks (cost $5,189,450)		4,893,703
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	20
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: USD 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	1,048,008	3,789

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	1,142,897	$ 531
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	1,302,094	1,149
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	9,415	6
Total Purchased Options (cost $16,466)		5,475
Total Long-Term Investment Securities (cost $37,386,612)		34,841,292
REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 185,000	185,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	160,000	160,000
BNP Paribas SA Joint Repurchase Agreement(7)	160,000	160,000
Deutsche Bank AG Joint Repurchase Agreement(7)	140,000	140,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	140,000	140,000
Total Repurchase Agreements (cost $785,000)		785,000
TOTAL INVESTMENTS (cost $38,171,612)(8)	125.2%	35,626,292
Other assets less liabilities	(25.2)	(7,163,274)
NET ASSETS	100.0%	$28,463,018
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $6,792,954 representing 23.9% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 597	$ 100	$ 697
Centrally Cleared	175,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	325	(1,365)	(1,040)
								$922	$(1,265)	$ (343)

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,794	$(1,800)	$2,994
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	$585,816	$605,703	$19,887
						Unrealized (Depreciation)
1	Long	U.S. Treasury 10 Year Notes	June 2023	$ 115,137	$ 114,923	$ (214)
9	Long	U.S. Treasury 2 Year Notes	June 2023	1,860,333	1,858,078	(2,255)
21	Long	U.S. Treasury 5 Year Notes	June 2023	2,300,607	2,299,664	(943)
8	Short	Canada 10 Year Bonds	June 2023	718,668	746,785	(28,117)
2	Short	Euro Buxl 30 Year Bonds	June 2023	284,790	305,526	(20,736)
3	Short	Euro-BUND	June 2023	425,115	441,955	(16,840)
4	Short	U.S. Treasury Long Bonds	June 2023	502,669	524,625	(21,956)
7	Short	U.S. Treasury Ultra Bonds	June 2023	955,362	987,875	(32,513)
						$(123,574)
Net Unrealized Appreciation (Depreciation)						$(103,687)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	693,000	USD	744,371	06/21/2023	$ —	$ (10,488)
Goldman Sachs International	BRL	509,000	USD	97,135	06/21/2023	—	(1,868)
State Street Bank & Trust Company	USD	124,806	EUR	117,000	06/21/2023	2,637	—
Unrealized Appreciation (Depreciation)						$ 2,637	$ (12,356)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,364,132	$—	$ 7,364,132
Asset Backed Securities	—	2,407,566	—	2,407,566
Collateralized Mortgage Obligations	—	4,662,054	—	4,662,054
U.S. Government & Agency Obligations	—	14,297,455	—	14,297,455
Foreign Government Obligations	—	718,182	—	718,182
Municipal Securities	—	492,705	—	492,705
Common Stocks:
Commercial Services	109,703	236,257	—	345,960
Other Industries	4,547,743	—	—	4,547,743
Escrows and Litigation Trusts	—	20	—	20
Purchased Options	—	5,475	—	5,475
Repurchase Agreements	—	785,000	—	785,000
Total Investments at Value	$4,657,446	$30,968,846	$—	$35,626,292
Other Financial Instruments:†
Swaps	$ —	$ 100	$—	$ 100
Futures Contracts	19,887	—	—	19,887
Forward Foreign Currency Contracts	—	2,637	—	2,637
Total Other Financial Instruments	$ 19,887	$ 2,737	$—	$ 22,624
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,165	$—	$ 3,165
Futures Contracts	123,574	—	—	123,574
Forward Foreign Currency Contracts	—	12,356	—	12,356
Total Other Financial Instruments	$ 123,574	$ 15,521	$—	$ 139,095
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Internet	8.6%
Software	7.1
U.S. Government & Agency Obligations	7.0
Pharmaceuticals	6.1
Computers	5.7
Banks	5.6
Short-Term Investments	4.5
Semiconductors	4.1
Oil & Gas	3.8
Repurchase Agreements	3.3
Collateralized Mortgage Obligations	2.7
Retail	2.6
Insurance	2.5
Telecommunications	2.5
Electric	2.3
REITS	2.2
Commercial Services	2.1
Diversified Financial Services	1.9
Biotechnology	1.9
Healthcare-Products	1.9
Cosmetics/Personal Care	1.7
Auto Manufacturers	1.6
Beverages	1.5
Aerospace/Defense	1.5
Food	1.4
Electronics	1.4
Chemicals	1.3
Healthcare-Services	1.2
Agriculture	1.2
Unaffiliated Investment Companies	1.1
Pipelines	1.0
Media	1.0
Transportation	0.9
Building Materials	0.9
Mining	0.9
Electrical Components & Equipment	0.8
Apparel	0.8
Distribution/Wholesale	0.5
Entertainment	0.5
Real Estate	0.5
Lodging	0.4
Miscellaneous Manufacturing	0.4
Machinery-Diversified	0.4
Home Builders	0.4
Machinery-Construction & Mining	0.4
Airlines	0.3
Toys/Games/Hobbies	0.3
Environmental Control	0.3
Iron/Steel	0.3
Investment Companies	0.3
Packaging & Containers	0.2
Auto Parts & Equipment	0.2
Engineering & Construction	0.2
Gas	0.2
Private Equity	0.2
Advertising	0.2
Oil & Gas Services	0.1
Leisure Time	0.1
Office/Business Equipment	0.1
Coal	0.1
Metal Fabricate/Hardware	0.1
Other Asset Backed Securities	0.1

Energy-Alternate Sources	0.1%
Trucking & Leasing	0.1
105.6%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 78.6%
Advertising — 0.1%
Trade Desk, Inc., Class A†	2,922	$ 177,979
Aerospace/Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc.†	640	35,949
Astronics Corp.†	541	7,228
BAE Systems PLC	27,303	330,994
Barnes Group, Inc.	220	8,862
Boeing Co.†	491	104,303
Dassault Aviation SA	410	81,211
General Dynamics Corp.	4,904	1,119,142
HEICO Corp.	688	117,676
Lockheed Martin Corp.	192	90,764
Moog, Inc., Class A	354	35,665
Raytheon Technologies Corp.	1,045	102,337
Thales SA	1,625	240,239
TransDigm Group, Inc.	140	103,187
		2,377,557
Agriculture — 1.2%
Andersons, Inc.	187	7,727
Archer-Daniels-Midland Co.	1,237	98,540
British American Tobacco PLC	807	28,281
Imperial Brands PLC	12,206	280,703
Philip Morris International, Inc.	17,184	1,671,144
Vector Group, Ltd.	1,219	14,640
		2,101,035
Airlines — 0.3%
Copa Holdings SA, Class A	925	85,424
Delta Air Lines, Inc.†	2,904	101,408
Deutsche Lufthansa AG†	7,129	79,320
Qantas Airways, Ltd.†	42,215	187,538
Southwest Airlines Co.	2,910	94,691
		548,381
Apparel — 0.8%
Capri Holdings, Ltd.†	2,151	101,097
Crocs, Inc.†	136	17,196
Hermes International	189	382,841
Kontoor Brands, Inc.	208	10,065
LVMH Moet Hennessy Louis Vuitton SE	695	636,938
Oxford Industries, Inc.	103	10,876
PRADA SpA	9,200	65,524
Shenzhou International Group Holdings, Ltd.	10,300	107,564
Tapestry, Inc.	2,740	118,121
		1,450,222
Auto Manufacturers — 1.5%
BYD Co., Ltd.	4,500	132,223
Cummins, Inc.	432	103,196
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	453	57,977
Ford Motor Co.	8,175	103,005
General Motors Co.	16,931	621,029
Porsche Automobil Holding SE (Preference Shares)	882	50,620
Stellantis NV	18,352	333,901
Tesla, Inc.†	5,136	1,065,514
TuSimple Holdings, Inc., Class A†	8,007	11,770
Volkswagen AG (Preference Shares)	2,134	291,194
		2,770,429
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.2%
Aeva Technologies, Inc.†	6,782	$ 8,071
Allison Transmission Holdings, Inc.	2,180	98,623
American Axle & Manufacturing Holdings, Inc.†	4,008	31,302
Aptiv PLC†	1,019	114,322
Gentherm, Inc.†	122	7,371
Goodyear Tire & Rubber Co.†	726	8,001
Shyft Group, Inc.	306	6,962
Titan International, Inc.†	878	9,201
Visteon Corp.†	340	53,322
		337,175
Banks — 4.7%
Abu Dhabi Islamic Bank PJSC	25,266	68,682
Amalgamated Financial Corp.	731	12,931
Ameris Bancorp	187	6,840
Associated Banc-Corp	382	6,868
BancFirst Corp.	88	7,313
Banco Bilbao Vizcaya Argentaria SA	35,212	251,563
Bank Central Asia Tbk PT	129,700	75,784
Bank Leumi Le-Israel BM	26,323	199,072
Bank Mandiri Persero Tbk PT	157,400	108,214
Bank of Ireland Group PLC	12,890	130,436
Bank of N.T. Butterfield & Son, Ltd.	423	11,421
Bank of New York Mellon Corp.	2,045	92,925
Banner Corp.	805	43,768
Barclays PLC	54,075	97,634
Cathay General Bancorp	1,061	36,626
Central Pacific Financial Corp.	402	7,196
Citigroup, Inc.	21,679	1,016,528
CNB Financial Corp.	175	3,360
Columbia Banking System, Inc.	3,264	69,915
Comerica, Inc.	1,403	60,918
ConnectOne Bancorp, Inc.	416	7,355
Customers Bancorp, Inc.†	903	16,724
DBS Group Holdings, Ltd.	12,600	313,138
DNB Bank ASA	1,263	22,655
Eagle Bancorp, Inc.	200	6,694
East West Bancorp, Inc.	1,323	73,426
Enterprise Financial Services Corp.	77	3,433
Fifth Third Bancorp	2,941	78,348
First BanCorp/Puerto Rico	3,865	44,138
First Commonwealth Financial Corp.	588	7,309
First Financial Corp.	184	6,896
First Foundation, Inc.	496	3,695
Fulton Financial Corp.	1,660	22,941
Goldman Sachs Group, Inc.	1,653	540,713
Grupo Financiero Banorte SAB de CV, Class O	21,383	180,035
Hancock Whitney Corp.	988	35,963
Hanmi Financial Corp.	492	9,136
Heartland Financial USA, Inc.	679	26,046
Heritage Commerce Corp.	881	7,339
Hilltop Holdings, Inc.	307	9,109
HomeStreet, Inc.	379	6,818
Hope Bancorp, Inc.	2,169	21,300
ICICI Bank, Ltd.	29,927	320,816
Independent Bank Corp.	428	7,606
International Bancshares Corp.	212	9,078
Israel Discount Bank, Ltd., Class A	16,271	80,036
JPMorgan Chase & Co.	14,611	1,903,959
Lloyds Banking Group PLC	565,860	333,827
Midland States Bancorp, Inc.	351	7,518

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mizrahi Tefahot Bank, Ltd.	2,640	$ 82,843
National Australia Bank, Ltd.	16,975	315,124
National Bank Holdings Corp., Class A	266	8,900
NBT Bancorp, Inc.	225	7,585
Nordea Bank Abp	21,790	232,553
OFG Bancorp	589	14,690
Pathward Financial, Inc.	671	27,840
Peapack-Gladstone Financial Corp.	264	7,820
Popular, Inc.	1,445	82,957
Preferred Bank	152	8,331
QCR Holdings, Inc.	168	7,377
S&T Bancorp, Inc.	282	8,869
SouthState Corp.	275	19,596
TrustCo Bank Corp.	225	7,187
UBS Group AG	17,884	377,641
UMB Financial Corp.	533	30,765
Wells Fargo & Co.	20,308	759,113
WesBanco, Inc.	556	17,069
Wintrust Financial Corp.	553	40,341
		8,470,646
Beverages — 1.5%
Carlsberg A/S, Class B	263	40,665
Coca-Cola Co.	32,138	1,993,520
Coca-Cola Consolidated, Inc.	85	45,482
Coca-Cola HBC AG	5,684	155,486
Diageo PLC	4,966	221,634
PepsiCo, Inc.	1,710	311,733
Primo Water Corp.	1,973	30,286
		2,798,806
Biotechnology — 1.8%
2seventy bio, Inc.†	794	8,099
ACADIA Pharmaceuticals, Inc.†	544	10,238
Agenus, Inc.†	7,156	10,877
Amgen, Inc.	430	103,952
Arcellx, Inc.†	1,135	34,969
Arrowhead Pharmaceuticals, Inc.†	1,101	27,965
BioCryst Pharmaceuticals, Inc.†	816	6,805
Biohaven, Ltd.†	525	7,172
Bio-Rad Laboratories, Inc., Class A†	303	145,143
Bridgebio Pharma, Inc.†	1,023	16,961
Cogent Biosciences, Inc.†	686	7,402
Corteva, Inc.	10,701	645,377
Dyne Therapeutics, Inc.†	828	9,539
Exelixis, Inc.†	6,148	119,333
FibroGen, Inc.†	2,115	39,466
Geron Corp.†	3,612	7,838
IGM Biosciences, Inc.†	430	5,908
Illumina, Inc.†	272	63,254
ImmunoGen, Inc.†	4,363	16,754
Incyte Corp.†	4,091	295,657
Intercept Pharmaceuticals, Inc.†	2,778	37,309
IVERIC bio, Inc.†	496	12,068
Karuna Therapeutics, Inc.†	263	47,771
Karyopharm Therapeutics, Inc.†	2,676	10,410
Keros Therapeutics, Inc.†	175	7,472
Kiniksa Pharmaceuticals, Ltd., Class A†	911	9,802
NGM Biopharmaceuticals, Inc.†	980	3,998
Provention Bio, Inc.†	352	8,483
PTC Therapeutics, Inc.†	1,035	50,135
RAPT Therapeutics, Inc.†	453	8,313
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.†	142	$ 116,677
Rigel Pharmaceuticals, Inc.†	5,762	7,606
Sutro Biopharma, Inc.†	1,557	7,193
TransMedics Group, Inc.†	600	45,438
Vertex Pharmaceuticals, Inc.†	4,293	1,352,596
Vir Biotechnology, Inc.†	1,582	36,813
Xencor, Inc.†	258	7,196
		3,351,989
Building Materials — 0.8%
AAON, Inc.	82	7,929
American Woodmark Corp.†	153	7,967
Boise Cascade Co.	722	45,666
Carrier Global Corp.	2,811	128,603
Cie de Saint-Gobain	5,319	302,852
CRH PLC	6,302	318,491
Holcim AG	1,450	93,535
Johnson Controls International PLC	5,439	327,537
Masonite International Corp.†	142	12,889
Modine Manufacturing Co.†	1,761	40,591
Owens Corning	1,155	110,649
PGT Innovations, Inc.†	388	9,743
Simpson Manufacturing Co., Inc.	172	18,858
SPX Technologies, Inc.†	363	25,621
UFP Industries, Inc.	673	53,483
		1,504,414
Chemicals — 0.9%
AdvanSix, Inc.	641	24,531
American Vanguard Corp.	433	9,474
Ashland, Inc.	971	99,731
CF Industries Holdings, Inc.	6,651	482,131
Codexis, Inc.†	3,363	13,923
Dow, Inc.	2,191	120,111
Hansol Chemical Co, Ltd.†	281	52,083
Innospec, Inc.	273	28,029
Lightwave Logic, Inc.†	2,298	12,019
Minerals Technologies, Inc.	156	9,426
OCI NV	2,775	94,200
Olin Corp.	2,057	114,163
Orion Engineered Carbons SA	550	14,349
Rayonier Advanced Materials, Inc.†	1,786	11,198
Sherwin-Williams Co.	458	102,945
Shin-Etsu Chemical Co., Ltd.	11,500	372,997
Tronox Holdings PLC	2,779	39,962
Yara International ASA	2,704	117,727
		1,718,999
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	296	46,176
Arch Resources, Inc.	183	24,057
CONSOL Energy, Inc.	442	25,755
SunCoke Energy, Inc.	1,735	15,580
Warrior Met Coal, Inc.	1,212	44,493
		156,061
Commercial Services — 1.9%
ADT, Inc.	10,845	78,409
AMN Healthcare Services, Inc.†	445	36,917
Arlo Technologies, Inc.†	1,972	11,950
Automatic Data Processing, Inc.	442	98,402
Barrett Business Services, Inc.	91	8,066
Booz Allen Hamilton Holding Corp.	1,082	100,291

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Brink's Co.	565	$ 37,742
Cintas Corp.	688	318,324
CoreCivic, Inc.†	1,924	17,701
CoStar Group, Inc.†	1,455	100,177
Forrester Research, Inc.†	117	3,785
Franklin Covey Co.†	168	6,463
Gartner, Inc.†	1,475	480,511
Hangzhou Tigermed Consulting Co., Ltd.*†	7,200	67,831
Heidrick & Struggles International, Inc.	509	15,453
Huron Consulting Group, Inc.†	95	7,635
Insperity, Inc.	65	7,901
International Container Terminal Services, Inc.	25,920	101,831
Kforce, Inc.	274	17,328
Korn Ferry	756	39,115
Laureate Education, Inc.	3,255	38,279
LiveRamp Holdings, Inc.†	1,960	42,983
ManpowerGroup, Inc.	1,187	97,963
Medifast, Inc.	72	7,464
PayPal Holdings, Inc.†	3,867	293,660
Perdoceo Education Corp.†	2,007	26,954
PROG Holdings, Inc.†	299	7,113
Recruit Holdings Co., Ltd.	10,600	293,807
Resources Connection, Inc.	454	7,745
SP Plus Corp.†	257	8,813
StoneCo, Ltd., Class A†	3,340	31,864
Toast, Inc., Class A†	5,376	95,424
TriNet Group, Inc.†	554	44,658
Udemy, Inc.†	782	6,905
Verisk Analytics, Inc.	4,918	943,567
		3,503,031
Computers — 5.6%
Accenture PLC, Class A	5,316	1,519,366
Apple, Inc.	44,818	7,390,488
Fortinet, Inc.†	1,849	122,885
Fujitsu, Ltd.	2,200	297,363
Leidos Holdings, Inc.	2,779	255,835
NetApp, Inc.	1,653	105,544
NetScout Systems, Inc.†	301	8,624
OneSpan, Inc.†	558	9,765
Persistent Systems, Ltd.	795	44,697
Pure Storage, Inc., Class A†	3,666	93,520
Qualys, Inc.†	372	48,367
Rapid7, Inc.†	1,077	49,445
Super Micro Computer, Inc.†	484	51,570
Tata Consultancy Services, Ltd.	4,537	177,590
Zscaler, Inc.†	803	93,814
		10,268,873
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	1,328	99,799
Estee Lauder Cos., Inc., Class A	409	100,802
Inter Parfums, Inc.	179	25,461
L'Oreal SA	1,022	457,245
Procter & Gamble Co.	13,119	1,950,664
Unilever PLC	6,754	349,910
		2,983,881
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	391	13,548
Hudson Technologies, Inc.†	955	8,337
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
ITOCHU Corp.	2,800	$ 91,177
LKQ Corp.	1,812	102,849
Marubeni Corp.	22,400	304,495
Mitsui & Co., Ltd.	10,500	327,232
MRC Global, Inc.†	1,092	10,614
Resideo Technologies, Inc.†	475	8,683
Titan Machinery, Inc.†	386	11,754
Veritiv Corp.	280	37,839
		916,528
Diversified Financial Services — 1.7%
Affiliated Managers Group, Inc.	652	92,858
Ally Financial, Inc.	4,077	103,923
American Express Co.	1,061	175,012
Ameriprise Financial, Inc.	1,652	506,338
B3 SA - Brasil Bolsa Balcao	14,500	29,610
BGC Partners, Inc., Class A	5,939	31,061
Capital One Financial Corp.	3,615	347,618
Charles Schwab Corp.	1,402	73,437
Discover Financial Services	6,356	628,227
Enova International, Inc.†	251	11,152
Intercontinental Exchange, Inc.	1,028	107,210
Julius Baer Group, Ltd.	3,395	232,453
KB Financial Group, Inc.	1,682	61,780
Mastercard, Inc., Class A	294	106,842
Mr. Cooper Group, Inc.†	1,049	42,977
Nasdaq, Inc.	1,768	96,657
Navient Corp.	2,612	41,766
PennyMac Financial Services, Inc.	528	31,474
Piper Sandler Cos.	55	7,623
SEI Investments Co.	844	48,572
SLM Corp.	7,335	90,881
StoneX Group, Inc.†	409	42,344
Synchrony Financial	3,064	89,101
Virtu Financial, Inc., Class A	5,580	105,462
Virtus Investment Partners, Inc.	122	23,228
		3,127,606
Electric — 1.9%
AES Corp.	2,661	64,077
ALLETE, Inc.	428	27,550
American Electric Power Co., Inc.	1,228	111,736
Black Hills Corp.	131	8,266
Constellation Energy Corp.	6,065	476,103
Dominion Energy, Inc.	1,842	102,986
DTE Energy Co.	912	99,900
Duke Energy Corp.	1,079	104,091
E.ON SE	25,661	320,089
Edison International	1,621	114,426
Enel SpA	45,639	278,731
Eversource Energy	1,352	105,808
Exelon Corp.	1,772	74,229
FirstEnergy Corp.	2,574	103,114
NextEra Energy, Inc.	1,371	105,677
NRG Energy, Inc.	3,274	112,265
Otter Tail Corp.	244	17,634
PNM Resources, Inc.	1,004	48,875
Portland General Electric Co.	366	17,894
PPL Corp.	1,726	47,966
Public Service Enterprise Group, Inc.	1,714	107,039
RWE AG	6,783	291,592
Southern Co.	1,845	128,375
Unitil Corp.	185	10,552

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Vistra Corp.	16,241	$ 389,784
WEC Energy Group, Inc.	1,119	106,070
Xcel Energy, Inc.	1,604	108,174
		3,483,003
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	4,732	687,702
Belden, Inc.	226	19,610
Emerson Electric Co.	1,256	109,448
Encore Wire Corp.	165	30,579
KEI Industries, Ltd.†	3,922	80,806
Legrand SA	3,311	302,855
Prysmian SpA	6,342	267,013
		1,498,013
Electronics — 1.3%
Agilent Technologies, Inc.	903	124,921
Allegion PLC	879	93,816
Allied Motion Technologies, Inc.	197	7,614
Assa Abloy AB, Class B	3,081	73,974
Atkore, Inc.†	407	57,175
CTS Corp.	153	7,567
E Ink Holdings, Inc.†	6,000	36,749
Enovix Corp.†	789	11,764
Fortive Corp.	9,985	680,677
Honeywell International, Inc.	429	81,991
Hoya Corp.	2,900	320,691
Itron, Inc.†	807	44,748
Keysight Technologies, Inc.†	672	108,515
Mettler-Toledo International, Inc.†	70	107,115
nVent Electric PLC	2,487	106,792
Sinbon Electronics Co., Ltd.†	9,000	101,407
Stoneridge, Inc.†	241	4,507
TDK Corp.	7,400	265,568
Trimble, Inc.†	866	45,396
TTM Technologies, Inc.†	324	4,371
Vishay Intertechnology, Inc.	439	9,930
		2,295,288
Energy-Alternate Sources — 0.1%
Energy Vault Holdings, Inc.†	3,637	7,783
Enphase Energy, Inc.†	493	103,668
		111,451
Engineering & Construction — 0.2%
Arcosa, Inc.	138	8,709
Eiffage SA	1,443	156,205
MYR Group, Inc.†	96	12,097
NV5 Global, Inc.†	74	7,694
Sterling Infrastructure, Inc.†	640	24,243
TopBuild Corp.†	711	147,987
Tutor Perini Corp.†	640	3,949
		360,884
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	11,497	287,489
Golden Entertainment, Inc.†	376	16,360
International Game Technology PLC	1,786	47,865
La Francaise des Jeux SAEM*	1,095	45,651
Light & Wonder, Inc.†	975	58,549
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
NeoGames SA†	365	$ 5,548
Red Rock Resorts, Inc., Class A	1,027	45,773
		507,235
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.†	304	10,825
Republic Services, Inc.	921	124,538
Tetra Tech, Inc.	721	105,922
Waste Management, Inc.	735	119,930
		361,215
Food — 1.3%
Albertsons Cos., Inc., Class A	4,646	96,544
Cal-Maine Foods, Inc.	148	9,012
China Mengniu Dairy Co., Ltd.	21,000	86,120
CK Hutchison Holdings, Ltd.	29,500	183,179
Coles Group, Ltd.	14,885	179,471
Conagra Brands, Inc.	2,785	104,605
Dino Polska SA*†	780	70,683
Hershey Co.	474	120,590
Hostess Brands, Inc.†	1,380	34,334
Ingles Markets, Inc., Class A	209	18,538
John B. Sanfilippo & Son, Inc.	111	10,758
Kesko Oyj, Class B	3,127	67,257
Koninklijke Ahold Delhaize NV	9,471	323,960
Kraft Heinz Co.	2,608	100,851
Mondelez International, Inc., Class A	1,521	106,044
Nestle SA	2,545	310,685
Shoprite Holdings, Ltd.	5,918	73,878
Simply Good Foods Co.†	785	31,219
Sumber Alfaria Trijaya Tbk PT†	323,600	62,253
United Natural Foods, Inc.†	598	15,757
US Foods Holding Corp.†	1,421	52,492
WH Group, Ltd.*	142,500	84,697
Yakult Honsha Co., Ltd.	3,500	254,449
		2,397,376
Food Service — 0.0%
Sodexo SA	948	92,614
Gas — 0.2%
Chesapeake Utilities Corp.	214	27,390
China Resources Gas Group, Ltd.	18,000	66,557
National Fuel Gas Co.	1,787	103,181
New Jersey Resources Corp.	283	15,056
Northwest Natural Holding Co.	484	23,019
Tokyo Gas Co., Ltd.	7,700	144,994
		380,197
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	103	9,692
Healthcare-Products — 1.8%
Abbott Laboratories	15,728	1,592,617
Adaptive Biotechnologies Corp.†	4,343	38,349
AngioDynamics, Inc.†	657	6,793
AtriCure, Inc.†	244	10,114
Avanos Medical, Inc.†	653	19,420
Boston Scientific Corp.†	2,438	121,973
Castle Biosciences, Inc.†	309	7,021
Danaher Corp.	415	104,597
Edwards Lifesciences Corp.†	1,469	121,530
GE HealthCare Technologies, Inc.†	736	60,374
Glaukos Corp.†	220	11,022

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Hologic, Inc.†	1,479	$ 119,355
Inari Medical, Inc.†	131	8,088
Inspire Medical Systems, Inc.†	246	57,581
Lantheus Holdings, Inc.†	686	56,636
LivaNova PLC†	728	31,726
Medtronic PLC	3,180	256,372
Olympus Corp.	9,100	159,815
Orthofix Medical, Inc.†	466	7,806
Pacific Biosciences of California, Inc.†	888	10,283
Sonova Holding AG	641	189,020
STAAR Surgical Co.†	565	36,132
Thermo Fisher Scientific, Inc.	185	106,628
Waters Corp.†	316	97,843
		3,231,095
Healthcare-Services — 1.0%
Apollo Hospitals Enterprise, Ltd.	1,577	82,810
BioMerieux	561	59,189
Elevance Health, Inc.	1,084	498,434
Fulgent Genetics, Inc.†	599	18,701
Ginkgo Bioworks Holdings, Inc.†	62,976	83,758
Humana, Inc.	190	92,237
IQVIA Holdings, Inc.†	500	99,445
Max Healthcare Institute, Ltd.†	15,909	84,860
Medpace Holdings, Inc.†	57	10,719
Molina Healthcare, Inc.†	359	96,029
RadNet, Inc.†	588	14,718
Sonic Healthcare, Ltd.	8,424	196,907
Teladoc Health, Inc.†	3,547	91,867
UnitedHealth Group, Inc.	761	359,641
		1,789,315
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	1,300	63,328
Home Builders — 0.3%
Beazer Homes USA, Inc.†	906	14,387
Hovnanian Enterprises, Inc., Class A†	176	11,940
M/I Homes, Inc.†	146	9,211
NVR, Inc.†	24	133,732
Sekisui Chemical Co., Ltd.	3,300	46,813
Skyline Champion Corp.†	716	53,865
Taylor Morrison Home Corp.†	1,333	51,001
Toll Brothers, Inc.	3,228	193,777
Tri Pointe Homes, Inc.†	1,794	45,424
		560,150
Home Furnishings — 0.0%
Rational AG	47	31,457
Household Products/Wares — 0.0%
ACCO Brands Corp.	1,516	8,065
Insurance — 2.3%
AIA Group, Ltd.	11,200	117,683
Allianz SE	580	133,888
American Equity Investment Life Holding Co.	308	11,239
American Financial Group, Inc.	789	95,864
AMERISAFE, Inc.	187	9,154
Argo Group International Holdings, Ltd.	388	11,365
Aviva PLC	30,828	154,092
AXA SA	1,021	31,219
Berkshire Hathaway, Inc., Class B†	1,603	494,958
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Brown & Brown, Inc.	1,731	$ 99,394
Chubb, Ltd.	565	109,712
CNO Financial Group, Inc.	2,092	46,421
Employers Holdings, Inc.	227	9,464
Enstar Group, Ltd.†	143	33,146
Equitable Holdings, Inc.	16,906	429,243
Essent Group, Ltd.	1,270	50,864
Genworth Financial, Inc., Class A†	9,089	45,627
Gjensidige Forsikring ASA	1,661	27,220
Horace Mann Educators Corp.	837	28,023
Jackson Financial, Inc., Class A	1,278	47,810
Japan Post Holdings Co., Ltd.	36,400	296,179
Marsh & McLennan Cos., Inc.	615	102,428
MetLife, Inc.	13,565	785,956
MGIC Investment Corp.	10,924	146,600
NN Group NV	581	21,080
Ping An Insurance Group Co. of China, Ltd.	16,500	106,942
ProAssurance Corp.	427	7,891
Reinsurance Group of America, Inc.	747	99,172
Sampo Oyj, Class A	5,747	271,095
Universal Insurance Holdings, Inc.	463	8,436
Unum Group	2,770	109,581
W.R. Berkley Corp.	1,426	88,783
Zurich Insurance Group AG	261	124,886
		4,155,415
Internet — 8.3%
Airbnb, Inc., Class A†	1,263	157,117
Alibaba Group Holding, Ltd.†	13,200	167,874
Alphabet, Inc., Class A†	37,230	3,861,868
Amazon.com, Inc.†	23,954	2,474,209
Booking Holdings, Inc.†	645	1,710,804
Cargurus, Inc.†	1,620	30,262
DoorDash, Inc., Class A†	1,728	109,832
eBay, Inc.	21,826	968,420
EverQuote, Inc., Class A†	1,141	15,860
Expedia Group, Inc.†	8,299	805,252
GoDaddy, Inc., Class A†	1,310	101,813
HealthStream, Inc.†	393	10,650
JD.com, Inc., Class A	1,878	41,159
Meituan, Class B*†	8,410	152,756
MercadoLibre, Inc.†	76	100,173
Meta Platforms, Inc., Class A†	7,761	1,644,866
Netflix, Inc.†	359	124,027
Okta, Inc.†	1,398	120,564
PDD Holdings, Inc. ADR†	1,115	84,628
Pinterest, Inc., Class A†	4,386	119,606
Roku, Inc.†	1,455	95,768
Spotify Technology SA†	1,259	168,228
Squarespace, Inc., Class A†	1,321	41,968
Tencent Holdings, Ltd.	9,106	444,950
Uber Technologies, Inc.†	35,830	1,135,811
Wix.com, Ltd.†	3,273	326,645
		15,015,110
Investment Companies — 0.2%
Investor AB, Class B	17,646	351,526
Star Holdings†	297	5,165
		356,691
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	10,690	144,852

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
Nucor Corp.	723	$ 111,682
Reliance Steel & Aluminum Co.	487	125,032
		381,566
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	330	10,042
Vista Outdoor, Inc.†	560	15,518
		25,560
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	292	7,995
Boyd Gaming Corp.	1,775	113,813
Huazhu Group, Ltd. ADR†	2,523	123,577
Indian Hotels Co., Ltd.†	27,650	109,098
Marriott International, Inc., Class A	809	134,326
Wyndham Hotels & Resorts, Inc.	1,427	96,822
		585,631
Machinery-Construction & Mining — 0.3%
Astec Industries, Inc.	195	8,044
Caterpillar, Inc.	1,210	276,896
Mitsubishi Heavy Industries, Ltd.	5,700	210,177
Terex Corp.	923	44,655
		539,772
Machinery-Diversified — 0.4%
Albany International Corp., Class A	112	10,008
Applied Industrial Technologies, Inc.	108	15,350
Deere & Co.	248	102,394
GEA Group AG	2,453	111,623
GrafTech International, Ltd.	6,108	29,685
Nordson Corp.	469	104,240
Otis Worldwide Corp.	1,346	113,602
Spirax-Sarco Engineering PLC	1,016	149,102
Thermon Group Holdings, Inc.†	556	13,856
Watts Water Technologies, Inc., Class A	60	10,099
Zurn Elkay Water Solutions Corp.	1,528	32,638
		692,597
Media — 0.5%
Altice USA, Inc., Class A†	17,002	58,147
Comcast Corp., Class A	5,187	196,639
FactSet Research Systems, Inc.	256	106,263
iHeartMedia, Inc., Class A†	944	3,682
Liberty Latin America, Ltd., Class C†	4,071	33,626
Liberty Media Corp.-Liberty SiriusXM, Series A†	3,062	86,011
New York Times Co., Class A	2,553	99,261
Scholastic Corp.	96	3,285
Sinclair Broadcast Group, Inc., Class A	482	8,271
Walt Disney Co.†	1,079	108,040
Warner Bros. Discovery, Inc.†	6,546	98,845
Wolters Kluwer NV	417	52,621
		854,691
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	1,000	25,159
Mueller Industries, Inc.	667	49,011
Ryerson Holding Corp.	1,124	40,891
Standex International Corp.	134	16,407
		131,468
Security Description	Shares or Principal Amount	Value

Mining — 0.8%
Alcoa Corp.	2,644	$ 112,529
Anglo American PLC	7,217	238,865
Anglo American PLC (Johannesburg)†	1,500	49,552
BHP Group, Ltd.†	8,776	278,356
BHP Group, Ltd. (LSE)	1,260	39,871
Constellium SE†	2,965	45,305
Freeport-McMoRan, Inc.	3,416	139,748
Glencore PLC	36,701	211,108
Rio Tinto PLC	3,296	223,387
South32, Ltd.	23,342	69,231
Vale Indonesia Tbk PT†	65,100	28,931
		1,436,883
Miscellaneous Manufacturing — 0.4%
3M Co.	927	97,437
Eaton Corp. PLC	621	106,402
ESCO Technologies, Inc.	135	12,886
General Electric Co.	1,367	130,685
Hillenbrand, Inc.	300	14,259
ITT, Inc.	1,099	94,844
Parker-Hannifin Corp.	238	79,994
Textron, Inc.	2,560	180,813
		717,320
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	4,845	18,847
Zebra Technologies Corp., Class A†	414	131,652
		150,499
Oil & Gas — 3.2%
APA Corp.	2,796	100,824
BP PLC	72,441	458,620
California Resources Corp.	941	36,228
Chevron Corp.	687	112,091
Chord Energy Corp.	316	42,534
Comstock Resources, Inc.	693	7,477
ConocoPhillips	1,010	100,202
Delek US Holdings, Inc.	1,691	38,808
Equinor ASA	8,629	245,402
Exxon Mobil Corp.	16,695	1,830,774
Marathon Oil Corp.	25,210	604,031
Marathon Petroleum Corp.	7,978	1,075,674
Nabors Industries, Ltd.†	137	16,702
Occidental Petroleum Corp.	1,728	107,879
OMV AG	1,491	68,286
Par Pacific Holdings, Inc.†	338	9,870
PBF Energy, Inc., Class A	1,245	53,983
PetroChina Co., Ltd.	180,000	106,778
Range Resources Corp.	4,121	109,083
Reliance Industries, Ltd.	5,614	159,579
Repsol SA	18,182	279,882
Shell PLC	3,067	87,826
SM Energy Co.	1,141	32,130
Talos Energy, Inc.†	1,890	28,048
Valero Energy Corp.	835	116,566
Weatherford International PLC†	901	53,474
		5,882,751
Oil & Gas Services — 0.1%
NexTier Oilfield Solutions, Inc.†	1,256	9,985
NOW, Inc.†	2,697	30,072

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Schlumberger NV	1,839	$ 90,295
US Silica Holdings, Inc.†	2,978	35,557
		165,909
Packaging & Containers — 0.1%
Clearwater Paper Corp.†	322	10,761
O-I Glass, Inc.†	2,171	49,304
Sealed Air Corp.	2,060	94,575
WestRock Co.	3,105	94,609
		249,249
Pharmaceuticals — 5.9%
AbbVie, Inc.	3,472	553,333
Alkermes PLC†	1,776	50,065
AmerisourceBergen Corp.	679	108,715
Amylyx Pharmaceuticals, Inc.†	1,047	30,719
AstraZeneca PLC	1,431	198,623
Bristol-Myers Squibb Co.	13,320	923,209
Cardinal Health, Inc.	1,357	102,454
Catalyst Pharmaceuticals, Inc.†	530	8,787
Cigna Group	1,570	401,182
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	409	8,859
CVS Health Corp.	15,763	1,171,349
Eli Lilly & Co.	4,855	1,667,304
Enanta Pharmaceuticals, Inc.†	691	27,944
GSK PLC	16,197	288,879
Ipsen SA	714	78,699
Johnson & Johnson	2,178	337,590
McKesson Corp.	278	98,982
Merck & Co., Inc.	15,938	1,695,644
Merck KGaA	1,551	288,363
Novartis AG	6,777	622,162
Novo Nordisk A/S, Class B	4,590	728,399
Ono Pharmaceutical Co., Ltd.	7,100	148,123
Option Care Health, Inc.†	1,533	48,703
Pfizer, Inc.	15,827	645,742
Roche Holding AG	1,475	422,126
Sun Pharmaceutical Industries, Ltd.	4,833	57,847
USANA Health Sciences, Inc.†	146	9,183
		10,723,839
Pipelines — 0.5%
Cheniere Energy, Inc.	4,529	713,770
Golar LNG, Ltd.†	1,676	36,202
Targa Resources Corp.	1,586	115,699
		865,671
Private Equity — 0.2%
3i Group PLC	13,937	290,610
Eurazeo SE	509	36,263
		326,873
Real Estate — 0.5%
Anywhere Real Estate, Inc.†	3,080	16,262
CBRE Group, Inc., Class A†	1,304	94,944
CK Asset Holdings, Ltd.	30,907	187,245
Cushman & Wakefield PLC†	2,288	24,116
Jones Lang LaSalle, Inc.†	611	88,894
Kennedy-Wilson Holdings, Inc.	2,052	34,043
Marcus & Millichap, Inc.	527	16,922
Mitsubishi Estate Co., Ltd.	20,600	245,942
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Nomura Real Estate Holdings, Inc.	3,400	$ 75,287
Phoenix Mills, Ltd.	2,718	42,892
RE/MAX Holdings, Inc., Class A	429	8,048
RMR Group, Inc., Class A	287	7,531
		842,126
REITS — 2.0%
Alexander & Baldwin, Inc.	1,051	19,874
American Assets Trust, Inc.	230	4,276
American Tower Corp.	2,312	472,434
Apple Hospitality REIT, Inc.	1,216	18,872
Armada Hoffler Properties, Inc.	625	7,381
AvalonBay Communities, Inc.	578	97,139
BrightSpire Capital, Inc.	1,243	7,334
Brixmor Property Group, Inc.	8,631	185,739
Camden Property Trust	835	87,541
City Office REIT, Inc.	1,203	8,301
Corporate Office Properties Trust	330	7,824
Crown Castle, Inc.	773	103,458
Equity LifeStyle Properties, Inc.	1,465	98,345
Equity Residential	1,688	101,280
Essential Properties Realty Trust, Inc.	342	8,499
Gaming & Leisure Properties, Inc.	1,976	102,871
Goodman Group	19,204	244,239
Granite Point Mtg. Trust, Inc.	1,547	7,673
Healthpeak Properties, Inc.	16,375	359,759
Hersha Hospitality Trust, Class A	1,181	7,936
Ladder Capital Corp.	807	7,626
Life Storage, Inc.	991	129,910
MFA Financial, Inc.	686	6,805
National Health Investors, Inc.	168	8,665
National Retail Properties, Inc.	2,218	97,925
Outfront Media, Inc.	2,450	39,764
Piedmont Office Realty Trust, Inc., Class A	1,711	12,490
PotlatchDeltic Corp.	916	45,342
Prologis, Inc.	906	113,042
Public Storage	369	111,490
Regency Centers Corp.	1,607	98,316
Retail Opportunity Investments Corp.	2,053	28,660
Ryman Hospitality Properties, Inc.	615	55,184
Sabra Health Care REIT, Inc.	1,954	22,471
Safehold, Inc.	311	9,140
SBA Communications Corp.	385	100,512
Simon Property Group, Inc.	3,006	336,582
SITE Centers Corp.	641	7,872
STAG Industrial, Inc.	1,035	35,004
Sunstone Hotel Investors, Inc.	4,082	40,330
Terreno Realty Corp.	121	7,817
TPG RE Finance Trust, Inc.	1,274	9,249
Urban Edge Properties	504	7,590
Vicinity, Ltd.	69,884	91,530
Weyerhaeuser Co.	7,519	226,547
		3,600,638
Retail — 2.3%
AutoNation, Inc.†	716	96,202
AutoZone, Inc.†	417	1,025,048
Bath & Body Works, Inc.	2,432	88,963
BJ's Wholesale Club Holdings, Inc.†	1,394	106,042
Bloomin' Brands, Inc.	472	12,107
BlueLinx Holdings, Inc.†	227	15,427
Buckle, Inc.	245	8,744
Caleres, Inc.	1,231	26,626

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Casey's General Stores, Inc.	238	$ 51,517
Costco Wholesale Corp.	209	103,846
Dave & Buster's Entertainment, Inc.†	391	14,385
Dillard's, Inc., Class A	141	43,383
First Watch Restaurant Group, Inc.†	981	15,755
Foot Locker, Inc.	242	9,605
Genuine Parts Co.	664	111,094
GMS, Inc.†	572	33,113
Group 1 Automotive, Inc.	51	11,547
Home Depot, Inc.	331	97,685
Industria de Diseno Textil SA	9,967	334,720
JD Sports Fashion PLC	69,951	154,012
Li Ning Co., Ltd.	14,500	114,292
Lojas Renner SA	8,500	27,789
Lowe's Cos., Inc.	560	111,983
Macy's, Inc.	5,149	90,056
McDonald's Corp.	497	138,966
McDonald's Holdings Co. Japan, Ltd.	2,900	120,593
Moncler SpA	2,292	158,421
Movado Group, Inc.	247	7,106
Murphy USA, Inc.	35	9,032
O'Reilly Automotive, Inc.†	206	174,890
Pandora A/S	1,796	172,119
Sally Beauty Holdings, Inc.†	2,570	40,041
Signet Jewelers, Ltd.	656	51,024
TJX Cos., Inc.	1,328	104,062
Ulta Beauty, Inc.†	226	123,321
Wal-Mart de Mexico SAB de CV	45,465	181,658
Walmart, Inc.	797	117,518
Wendy's Co.	2,243	48,852
		4,151,544
Savings & Loans — 0.0%
Axos Financial, Inc.†	1,163	42,938
OceanFirst Financial Corp.	380	7,022
Washington Federal, Inc.	595	17,922
		67,882
Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	1,387	135,940
Ambarella, Inc.†	126	9,755
Applied Materials, Inc.	1,258	154,520
ASML Holding NV	404	276,051
Axcelis Technologies, Inc.†	407	54,233
Broadcom, Inc.	745	477,947
CEVA, Inc.†	346	10,529
Faraday Technology Corp.	11,000	71,765
Hamamatsu Photonics KK	1,600	86,369
KLA Corp.	368	146,894
Lam Research Corp.	272	144,193
Lattice Semiconductor Corp.†	4,266	407,403
LEENO Industrial, Inc.†	100	11,106
MaxLinear, Inc.†	1,300	45,773
NVIDIA Corp.	8,230	2,286,047
QUALCOMM, Inc.	11,026	1,406,697
Rambus, Inc.†	1,158	59,359
Samsung Electronics Co., Ltd.	6,995	346,870
STMicroelectronics NV	6,330	338,630
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Synaptics, Inc.†	198	$ 22,008
Taiwan Semiconductor Manufacturing Co., Ltd.	40,039	709,326
		7,201,415
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	828	33,442
Software — 6.7%
Adeia, Inc.	2,115	18,739
Adobe, Inc.†	2,505	965,352
Agilysys, Inc.†	280	23,103
American Software, Inc., Class A	441	5,561
Appian Corp., Class A†	181	8,033
Atlassian Corp., Class A†	2,125	363,736
Autodesk, Inc.†	600	124,896
Avid Technology, Inc.†	1,091	34,890
Cadence Design Systems, Inc.†	6,553	1,376,720
CommVault Systems, Inc.†	714	40,512
Computer Programs & Systems, Inc.†	258	7,792
CSG Systems International, Inc.	587	31,522
Dassault Systemes SE	3,902	161,152
DocuSign, Inc.†	2,183	127,269
Domo, Inc., Class B†	2,166	30,736
Dropbox, Inc., Class A†	4,821	104,230
Enfusion, Inc., Class A†	794	8,337
Intapp, Inc.†	763	34,213
Intuit, Inc.	593	264,377
Manhattan Associates, Inc.†	712	110,253
Microsoft Corp.	17,232	4,967,986
MongoDB, Inc.†	2,645	616,602
NextGen Healthcare, Inc.†	1,144	19,917
PDF Solutions, Inc.†	234	9,922
Phreesia, Inc.†	808	26,090
PROS Holdings, Inc.†	765	20,961
RingCentral, Inc., Class A†	2,924	89,679
ROBLOX Corp., Class A†	3,546	159,499
Smartsheet, Inc., Class A†	3,619	172,988
Snowflake, Inc., Class A†	759	117,106
Square Enix Holdings Co., Ltd.	3,900	187,398
Synopsys, Inc.†	3,789	1,463,501
TIS, Inc.	5,800	153,310
TOTVS SA	14,514	80,639
Veradigm, Inc.†	2,502	32,651
Vimeo, Inc.†	3,447	13,202
Workday, Inc., Class A†	563	116,282
Yext, Inc.†	2,418	23,237
		12,112,393
Telecommunications — 2.1%
A10 Networks, Inc.	2,299	35,612
Accton Technology Corp.†	6,000	63,500
Arista Networks, Inc.†	783	131,434
AT&T, Inc.	39,858	767,267
Bezeq The Israeli Telecommunication Corp., Ltd.	27,238	37,132
Calix, Inc.†	446	23,901
Cambium Networks Corp.†	413	7,318
Cisco Systems, Inc.	21,881	1,143,829
EchoStar Corp., Class A†	1,078	19,717
Extreme Networks, Inc.†	2,513	48,049
KDDI Corp.	9,900	305,727
Samsung SDI Co., Ltd.	248	141,346

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Telstra Group, Ltd.	76,970	$ 217,430
Verizon Communications, Inc.	21,163	823,029
Viavi Solutions, Inc.†	710	7,689
		3,772,980
Toys/Games/Hobbies — 0.3%
Bandai Namco Holdings, Inc.	12,600	271,376
Nintendo Co., Ltd.	7,900	306,247
		577,623
Transportation — 0.9%
AP Moller-Maersk A/S, Series B	19	34,432
ArcBest Corp.	291	26,894
Ardmore Shipping Corp.	784	11,658
Covenant Logistics Group, Inc.	338	11,972
CSX Corp.	26,268	786,464
Daseke, Inc.†	1,066	8,240
Deutsche Post AG	6,998	326,878
Dorian LPG, Ltd.	820	16,351
Hub Group, Inc., Class A†	365	30,638
Matson, Inc.	553	32,998
Nippon Yusen KK	5,600	130,857
Safe Bulkers, Inc.	2,124	7,838
Scorpio Tankers, Inc.	551	31,027
SITC International Holdings Co., Ltd.	7,000	15,044
Teekay Corp.†	1,796	11,099
Union Pacific Corp.	410	82,517
United Parcel Service, Inc., Class B	594	115,230
		1,680,137
Water — 0.0%
SJW Group	250	19,033
Total Common Stocks (cost $128,044,768)		143,060,698
CORPORATE BONDS & NOTES — 7.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 15,000	13,462
7.75%, 04/15/2028*	20,000	15,000
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	60,830
		89,292
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	51,000	47,320
3.38%, 06/15/2046	35,000	24,839
Bombardier, Inc.
7.13%, 06/15/2026*	35,000	35,126
Howmet Aerospace, Inc.
3.00%, 01/15/2029	20,000	17,732
L3Harris Technologies, Inc.
3.85%, 12/15/2026	35,000	34,117
Northrop Grumman Corp.
3.25%, 01/15/2028	33,000	31,355
Raytheon Technologies Corp.
5.15%, 02/27/2033	20,000	20,814
TransDigm, Inc.
4.63%, 01/15/2029	15,000	13,335
4.88%, 05/01/2029	15,000	13,276
5.50%, 11/15/2027	20,000	18,858
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
6.25%, 03/15/2026*	$ 55,000	$ 55,050
6.38%, 06/15/2026	10,000	9,775
6.75%, 08/15/2028*	20,000	20,200
		341,797
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	15,000	14,762
5.75%, 04/20/2029*	15,000	14,388
Delta Air Lines/Skymiles
4.75%, 10/20/2028*	35,000	33,758
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,784
4.63%, 04/15/2029*	5,000	4,522
		72,214
Apparel — 0.0%
Hanesbrands, Inc.
9.00%, 02/15/2031*	10,000	10,237
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	17,164
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	34,100
		61,501
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.75%, 01/30/2031*	10,000	8,532
4.75%, 10/01/2027*	20,000	18,894
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	24,234
Ford Motor Co.
3.25%, 02/12/2032	110,000	86,455
General Motors Financial Co., Inc.
1.25%, 01/08/2026	11,000	9,905
4.00%, 10/06/2026	9,000	8,610
6.40%, 01/09/2033	65,000	67,014
		223,644
Auto Parts & Equipment — 0.0%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	20,000	20,558
8.25%, 04/15/2031*	20,000	20,591
Clarios Global LP
6.75%, 05/15/2025*	9,000	9,096
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	10,000	10,037
		60,282
Banks — 0.9%
Banco Santander SA
1.72%, 09/14/2027	200,000	174,560
Bank of America Corp.
2.50%, 02/13/2031	52,000	44,040
3.85%, 03/08/2037	97,000	82,691
6.10%, 03/17/2025(2)	87,000	85,289
Bank of Montreal
3.80%, 12/15/2032	14,000	12,642
CIT Group, Inc.
6.13%, 03/09/2028	44,000	42,849
Citigroup, Inc.
3.67%, 07/24/2028	56,000	53,054

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.88%, 02/18/2026(2)	$ 44,000	$ 37,158
4.45%, 09/29/2027	119,000	115,394
Deutsche Bank AG
2.31%, 11/16/2027	150,000	127,115
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	7,692
7.63%, 05/01/2026*	15,000	12,054
8.25%, 04/15/2025*	22,000	20,323
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	29,000	24,886
3.65%, 08/10/2026(2)	7,000	5,714
3.85%, 01/26/2027	35,000	33,762
4.22%, 05/01/2029	58,000	55,581
6.75%, 10/01/2037	11,000	11,894
JPMorgan Chase & Co.
2.08%, 04/22/2026	9,000	8,422
3.65%, 06/01/2026(2)	12,000	10,500
3.78%, 02/01/2028	24,000	22,948
3.80%, 07/23/2024	21,000	20,891
3.96%, 11/15/2048	114,000	94,234
4.60%, 02/01/2025(2)	71,000	66,030
6.10%, 10/01/2024(2)	12,000	11,723
JPMorgan Chase & Co. FRS
5.86%, (3 ML+1.00%), 05/15/2077	38,000	31,350
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	135,000	124,481
Toronto-Dominion Bank
4.11%, 06/08/2027	12,000	11,622
Truist Financial Corp.
4.80%, 09/01/2024(2)	27,000	23,625
US Bancorp
2.49%, 11/03/2036	68,000	52,485
Wells Fargo & Co.
3.90%, 03/15/2026(2)	22,000	19,420
5.88%, 06/15/2025(2)	96,000	94,320
Westpac Banking Corp.
2.96%, 11/16/2040	27,000	18,132
4.42%, 07/24/2039	36,000	30,161
		1,587,042
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	12,000	11,728
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	16,000	14,600
		26,328
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	6,000	5,650
3.20%, 11/02/2027	24,000	22,691
5.25%, 03/02/2030	44,000	45,002
5.65%, 03/02/2053	21,000	21,855
		95,198
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	20,000	17,678
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,714
6.38%, 06/15/2032*	10,000	10,036
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	$ 5,000	$ 4,630
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,426
Jeld-Wen, Inc.
4.88%, 12/15/2027*	5,000	4,253
6.25%, 05/15/2025*	10,000	9,975
Johnson Controls International PLC
3.90%, 02/14/2026	35,000	34,087
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	12,897
Masonite International Corp.
3.50%, 02/15/2030*	25,000	20,720
5.38%, 02/01/2028*	5,000	4,775
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	8,450
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,018
4.38%, 07/15/2030*	30,000	26,100
5.00%, 02/15/2027*	10,000	9,497
		183,256
Chemicals — 0.4%
Avient Corp.
7.13%, 08/01/2030*	5,000	5,156
Cabot Corp.
5.00%, 06/30/2032	39,000	37,960
Celanese US Holdings LLC
1.40%, 08/05/2026	19,000	16,333
6.17%, 07/15/2027	100,000	100,571
6.33%, 07/15/2029	25,000	25,275
CF Industries, Inc.
4.95%, 06/01/2043	89,000	76,747
Huntsman International LLC
4.50%, 05/01/2029	73,000	68,550
Ingevity Corp.
3.88%, 11/01/2028*	15,000	12,852
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	19,000	15,247
3.47%, 12/01/2050*	11,000	7,472
4.45%, 09/26/2028	42,000	39,946
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	21,022
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,727
4.20%, 04/01/2029	29,000	27,932
PMHC II, Inc.
9.00%, 02/15/2030*	20,000	15,352
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	40,121
6.63%, 05/01/2029*	30,000	24,825
Sherwin-Williams Co.
3.45%, 06/01/2027	21,000	20,095
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	20,000	12,292
Tronox, Inc.
4.63%, 03/15/2029*	25,000	20,935
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	20,352
Westlake Corp.
3.60%, 08/15/2026	28,000	26,760

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/2027*	$ 20,000	$ 19,278
5.63%, 08/15/2029*	25,000	21,188
7.38%, 03/01/2031*	20,000	20,076
		704,064
Commercial Services — 0.2%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	26,754
Block, Inc.
3.50%, 06/01/2031	69,000	56,666
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	12,355
ERAC USA Finance LLC
5.63%, 03/15/2042*	47,000	48,196
Garda World Security Corp.
4.63%, 02/15/2027*	10,000	8,977
6.00%, 06/01/2029*	5,000	3,975
7.75%, 02/15/2028*	5,000	4,928
9.50%, 11/01/2027*	22,000	20,872
Gartner, Inc.
3.63%, 06/15/2029*	5,000	4,462
3.75%, 10/01/2030*	20,000	17,952
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,475
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	35,000	32,448
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	30,000	19,920
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	8,963
6.25%, 01/15/2028*	30,000	28,050
S&P Global, Inc.
2.45%, 03/01/2027	8,000	7,503
4.75%, 08/01/2028	16,000	16,234
Sabre GLBL, Inc.
9.25%, 04/15/2025*	20,000	18,840
Service Corp. International
3.38%, 08/15/2030	10,000	8,525
4.00%, 05/15/2031	30,000	26,346
4.63%, 12/15/2027	14,000	13,488
5.13%, 06/01/2029	20,000	19,294
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,100
		433,323
Computers — 0.1%
Apple, Inc.
3.00%, 11/13/2027	57,000	54,750
4.38%, 05/13/2045	34,000	33,002
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	30,545
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	3,000	3,655
		121,952
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033*	$ 79,000	$ 81,621
5.05%, 03/22/2028 to 03/22/2053*	26,000	26,830
		108,451
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	17,077
4.00%, 01/15/2028*	20,000	18,210
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,298
7.75%, 03/15/2031*	15,000	15,721
Univar Solutions USA, Inc.
5.13%, 12/01/2027*	20,000	20,014
		81,320
Diversified Financial Services — 0.2%
AG Issuer LLC
6.25%, 03/01/2028*	15,000	13,514
Air Lease Corp.
3.25%, 10/01/2029	39,000	34,241
4.63%, 10/01/2028	51,000	48,392
Ally Financial, Inc.
8.00%, 11/01/2031	50,000	52,479
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	16,350
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	25,471
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	11,550
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	8,750
5.38%, 12/01/2024*	5,000	4,716
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	16,000	12,531
2.65%, 09/15/2040	49,000	35,464
4.35%, 06/15/2029	25,000	24,659
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	12,863
5.75%, 11/15/2031*	35,000	27,148
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	17,373
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	42,063
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	20,000	18,680
5.75%, 09/15/2031*	10,000	7,919
PHH Mortgage Corp.
7.88%, 03/15/2026*	25,000	21,750
		435,913
Electric — 0.4%
AES Corp.
2.45%, 01/15/2031	48,000	39,078
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	37,048
5.63%, 03/01/2033	10,000	10,344
American Transmission Systems, Inc.
2.65%, 01/15/2032*	16,000	13,471
Appalachian Power Co.
5.80%, 10/01/2035	20,000	20,682

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Calpine Corp.
4.50%, 02/15/2028*	$ 25,000	$ 23,191
5.00%, 02/01/2031*	5,000	4,233
5.25%, 06/01/2026*	10,000	9,749
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	26,330
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	10,469
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	35,000	33,150
Eversource Energy
5.45%, 03/01/2028	20,000	20,725
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	7,000	6,801
4.25%, 05/01/2030	49,000	45,112
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	40,000	40,692
NRG Energy, Inc.
2.45%, 12/02/2027*	30,000	25,667
3.75%, 06/15/2024*	54,000	52,376
3.88%, 02/15/2032*	20,000	16,000
10.25%, 03/15/2028*(2)	10,000	9,556
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,465
2.95%, 03/01/2026	10,000	9,302
4.95%, 07/01/2050	16,000	13,182
5.90%, 06/15/2032	25,000	24,977
PacifiCorp
2.70%, 09/15/2030	15,000	13,257
6.25%, 10/15/2037	13,000	14,556
Vistra Corp.
7.00%, 12/15/2026*(2)	5,000	4,400
Vistra Operations Co. LLC
3.55%, 07/15/2024*	27,000	26,070
4.30%, 07/15/2029*	29,000	25,961
5.00%, 07/31/2027*	10,000	9,455
5.50%, 09/01/2026*	15,000	14,562
WEC Energy Group, Inc. FRS
6.98%, (3 ML+2.11%), 05/15/2067	71,000	57,057
		667,918
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
7.25%, 06/15/2028*	25,000	25,670
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	35,784
Sensata Technologies BV
4.00%, 04/15/2029*	15,000	13,552
5.88%, 09/01/2030*	20,000	19,825
Sensata Technologies, Inc.
3.75%, 02/15/2031*	63,000	55,125
TTM Technologies, Inc.
4.00%, 03/01/2029*	25,000	21,750
		146,036
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	35,000	26,452
Security Description	Shares or Principal Amount	Value

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	$ 10,000	$ 6,909
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	10,000	8,745
7.00%, 02/15/2030*	15,000	15,262
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	40,000	40,009
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	25,000	24,146
Cinemark USA, Inc.
5.25%, 07/15/2028*	25,000	21,625
5.88%, 03/15/2026*	5,000	4,716
8.75%, 05/01/2025*	5,000	5,105
Everi Holdings, Inc.
5.00%, 07/15/2029*	25,000	22,252
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,350
6.50%, 05/15/2027*	10,000	10,107
Penn National Gaming, Inc.
5.63%, 01/15/2027*	35,000	32,863
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	5,000	4,650
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	15,000	13,255
Scientific Games International, Inc.
7.00%, 05/15/2028*	5,000	4,950
7.25%, 11/15/2029*	20,000	20,039
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	86,000	80,989
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	35,000	31,793
7.13%, 02/15/2031*	10,000	10,144
		376,909
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,202
Covanta Holding Corp.
4.88%, 12/01/2029*	30,000	26,692
GFL Environmental, Inc.
3.50%, 09/01/2028*	10,000	9,050
4.00%, 08/01/2028*	5,000	4,543
4.75%, 06/15/2029*	15,000	14,011
5.13%, 12/15/2026*	15,000	14,666
Madison IAQ LLC
4.13%, 06/30/2028*	5,000	4,325
5.88%, 06/30/2029*	30,000	23,175
Waste Connections, Inc.
4.20%, 01/15/2033	13,000	12,477
4.25%, 12/01/2028	50,000	49,194
Waste Pro USA, Inc.
5.50%, 02/15/2026*	10,000	9,197
		177,532
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	5,000	4,835
4.88%, 02/15/2030*	30,000	28,002

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
7.50%, 03/15/2026*	$ 15,000	$ 15,390
Kraft Heinz Foods Co.
3.88%, 05/15/2027	47,000	45,888
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	40,000	36,600
4.88%, 05/15/2028*	10,000	9,700
		140,415
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,846
5.50%, 01/15/2026	15,000	14,610
		27,456
Healthcare-Products — 0.0%
Medline Borrower LP
3.88%, 04/01/2029*	55,000	47,713
5.25%, 10/01/2029*	15,000	13,014
		60,727
Healthcare-Services — 0.2%
Air Methods Corp.
8.00%, 05/15/2025*	15,000	900
Centene Corp.
3.00%, 10/15/2030	15,000	12,631
4.63%, 12/15/2029	20,000	18,805
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	8,878
4.00%, 03/15/2031*	10,000	8,750
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	31,378
5.63%, 03/15/2027*	5,000	4,389
6.88%, 04/01/2028 to 04/15/2029*	25,000	15,486
8.00%, 03/15/2026*	15,000	14,497
HCA, Inc.
3.50%, 09/01/2030	5,000	4,453
4.50%, 02/15/2027	3,000	2,929
5.25%, 06/15/2026	12,000	12,011
5.38%, 09/01/2026	51,000	51,182
Humana, Inc.
5.50%, 03/15/2053	10,000	10,179
5.75%, 03/01/2028	50,000	51,927
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	13,571
4.63%, 07/15/2024	4,000	3,946
4.88%, 01/01/2026	25,000	24,509
5.13%, 11/01/2027	70,000	67,204
6.13%, 06/15/2030*	25,000	24,662
UnitedHealth Group, Inc.
3.45%, 01/15/2027	3,000	2,920
3.85%, 06/15/2028	62,000	60,587
		445,794
Home Builders — 0.1%
D.R. Horton, Inc.
5.75%, 08/15/2023	14,000	14,006
Lennar Corp.
4.75%, 11/29/2027	67,000	66,294
PulteGroup, Inc.
7.88%, 06/15/2032	20,000	23,129
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	10,000	9,231
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
5.75%, 01/15/2028*	$ 5,000	$ 4,918
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.88%, 06/15/2024	5,000	4,975
		122,553
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
5.00%, 10/01/2029*	15,000	13,018
Housewares — 0.0%
Newell Brands, Inc.
4.70%, 04/01/2026	25,000	24,062
4.88%, 06/01/2025	10,000	9,749
Scotts Miracle-Gro Co.
4.38%, 02/01/2032	10,000	8,037
4.50%, 10/15/2029	45,000	38,692
		80,540
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/2027*	30,000	27,825
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,425
Aon PLC
4.25%, 12/12/2042	20,000	16,203
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	9,875
4.30%, 05/15/2043	29,000	26,772
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	26,000	25,381
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	69,181
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	16,854
HUB International, Ltd.
5.63%, 12/01/2029*	5,000	4,357
7.00%, 05/01/2026*	35,000	34,398
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	23,000	22,793
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	50,550
MetLife, Inc.
6.40%, 12/15/2066	45,000	43,544
Prudential Financial, Inc.
5.20%, 03/15/2044	35,000	33,250
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	23,530
USI, Inc.
6.88%, 05/01/2025*	10,000	9,850
		418,788
Internet — 0.3%
Alphabet, Inc.
2.00%, 08/15/2026	15,000	14,050
2.25%, 08/15/2060	33,000	20,344
Amazon.com, Inc.
2.10%, 05/12/2031	33,000	28,206
2.70%, 06/03/2060	38,000	24,946
Arches Buyer, Inc.
4.25%, 06/01/2028*	50,000	41,787

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
6.13%, 12/01/2028*	$ 15,000	$ 12,375
Booking Holdings, Inc.
4.63%, 04/13/2030	50,000	49,968
Gen Digital, Inc.
6.75%, 09/30/2027*	10,000	10,052
7.13%, 09/30/2030*	15,000	14,925
Match Group Holdings II LLC
3.63%, 10/01/2031*	20,000	16,275
4.13%, 08/01/2030*	5,000	4,305
4.63%, 06/01/2028*	25,000	23,218
5.00%, 12/15/2027*	6,000	5,684
Meta Platforms, Inc.
3.50%, 08/15/2027	18,000	17,385
4.45%, 08/15/2052	39,000	34,310
Millennium Escrow Corp.
6.63%, 08/01/2026*	10,000	6,500
Netflix, Inc.
4.38%, 11/15/2026	67,000	66,246
4.88%, 04/15/2028	30,000	29,850
5.88%, 11/15/2028	28,000	29,424
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	20,044
		469,894
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	81,121
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	8,600
5.25%, 05/15/2027	20,000	18,766
6.25%, 05/15/2026	25,000	24,602
		133,089
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	38,878
ATI, Inc.
4.88%, 10/01/2029	5,000	4,550
5.88%, 12/01/2027	35,000	34,191
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	21,832
Commercial Metals Co.
4.13%, 01/15/2030	10,000	8,827
4.38%, 03/15/2032	5,000	4,301
TMS International Corp.
6.25%, 04/15/2029*	20,000	15,418
		127,997
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	25,000	20,508
9.88%, 08/01/2027*	10,000	10,301
10.50%, 02/01/2026*	15,000	15,629
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	40,000	29,617
NCL Corp., Ltd.
5.88%, 02/15/2027*	10,000	9,325
7.75%, 02/15/2029*	5,000	4,287
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,488
5.50%, 08/31/2026*	5,000	4,678
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
7.25%, 01/15/2030*	$ 5,000	$ 5,031
9.25%, 01/15/2029*	25,000	26,562
		130,426
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	5,000	4,796
4.75%, 06/15/2031*	30,000	27,246
Full House Resorts, Inc.
8.25%, 02/15/2028*	25,000	22,750
Hilton Domestic Operating Co, Inc.
4.88%, 01/15/2030	60,000	57,472
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	20,000	19,728
Las Vegas Sands Corp.
3.90%, 08/08/2029	25,000	22,567
Station Casinos LLC
4.50%, 02/15/2028*	25,000	22,562
4.63%, 12/01/2031*	15,000	12,667
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	10,000	9,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	20,000	18,900
		218,238
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,069
4.60%, 05/15/2028	40,000	39,470
Terex Corp.
5.00%, 05/15/2029*	10,000	9,305
Vertiv Group Corp.
4.13%, 11/15/2028*	30,000	26,471
		82,315
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,831
9.50%, 01/01/2031*	5,000	5,275
		31,106
Media — 0.4%
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026*	25,000	16,534
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	12,265
4.50%, 05/01/2032	10,000	8,178
4.75%, 03/01/2030*	40,000	34,656
5.38%, 06/01/2029*	50,000	45,912
Cengage Learning, Inc.
9.50%, 06/15/2024*	25,000	24,171
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	32,526
6.48%, 10/23/2045	40,000	37,896
Comcast Corp.
2.35%, 01/15/2027	17,000	15,835

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.30%, 02/01/2027	$ 38,000	$ 36,649
4.00%, 11/01/2049	49,000	41,136
Cox Communications, Inc.
3.50%, 08/15/2027*	14,000	13,243
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027*	10,000	9,057
DISH DBS Corp.
5.13%, 06/01/2029	20,000	10,650
5.25%, 12/01/2026*	10,000	7,979
5.75%, 12/01/2028*	15,000	11,194
5.88%, 11/15/2024	10,000	8,917
7.75%, 07/01/2026	10,000	6,600
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	33,200
iHeartCommunications, Inc.
8.38%, 05/01/2027	32,299	23,498
Mav Acquisition Corp.
5.75%, 08/01/2028*	25,000	21,750
8.00%, 08/01/2029*	30,000	24,600
News Corp.
3.88%, 05/15/2029*	20,000	17,775
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	7,847
5.38%, 01/15/2031*	20,000	13,750
Scripps Escrow, Inc.
5.88%, 07/15/2027*	10,000	7,366
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	19,437
4.00%, 07/15/2028*	15,000	12,884
Spanish Broadcasting System, Inc.
9.75%, 03/01/2026*	10,000	6,775
Townsquare Media, Inc.
6.88%, 02/01/2026*	15,000	14,190
Univision Communications, Inc.
6.63%, 06/01/2027*	30,000	28,446
7.38%, 06/30/2030*	10,000	9,454
Urban One, Inc.
7.38%, 02/01/2028*	20,000	18,170
Walt Disney Co.
4.75%, 09/15/2044	24,000	23,361
7.75%, 12/01/2045	3,000	3,942
		659,843
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	25,000	22,323
Mining — 0.1%
Compass Minerals International, Inc.
4.88%, 07/15/2024*	5,000	4,748
6.75%, 12/01/2027*	25,000	23,801
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	20,000	18,749
5.45%, 03/15/2043	20,000	18,708
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,049
Glencore Funding LLC
2.50%, 09/01/2030*	70,000	58,642
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	10,000	9,450
Security Description	Shares or Principal Amount	Value

Mining (continued)
Novelis Corp.
3.25%, 11/15/2026*	$ 10,000	$ 9,139
3.88%, 08/15/2031*	15,000	12,634
4.75%, 01/30/2030*	15,000	13,782
		176,702
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	8,985
5.63%, 07/01/2027*	10,000	9,725
General Electric Co. VRS
8.20%, 06/15/2023(3)	19,000	18,981
		37,691
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	21,987
Oil & Gas — 0.6%
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,180
Apache Corp.
4.38%, 10/15/2028	25,000	23,326
5.10%, 09/01/2040	30,000	25,425
Callon Petroleum Co.
7.50%, 06/15/2030*	35,000	32,900
8.00%, 08/01/2028*	20,000	19,814
Cenovus Energy, Inc.
6.75%, 11/15/2039	5,000	5,320
Centennial Resource Production LLC
5.38%, 01/15/2026*	35,000	33,174
6.88%, 04/01/2027*	30,000	29,350
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	24,762
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	17,183
6.75%, 03/01/2029*	15,000	13,726
Continental Resources, Inc.
2.88%, 04/01/2032*	76,000	59,014
4.38%, 01/15/2028	15,000	14,140
4.50%, 04/15/2023	25,000	24,969
5.75%, 01/15/2031*	15,000	14,415
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,320
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,425
Diamondback Energy, Inc.
3.25%, 12/01/2026	39,000	36,947
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	26,250
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	44,662
EQT Corp.
5.68%, 10/01/2025	24,000	23,928
7.00%, 02/01/2030	15,000	15,700
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	19,375
7.38%, 05/15/2027*	20,000	19,588
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,000	5,039
6.13%, 01/01/2031	5,000	5,187
6.20%, 03/15/2040	55,000	55,297

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
6.45%, 09/15/2036	$ 90,000	$ 94,629
6.63%, 09/01/2030	10,000	10,532
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,043
7.38%, 11/01/2031	10,000	10,773
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	5,000	4,440
5.15%, 11/15/2029	30,000	27,625
Precision Drilling Corp.
6.88%, 01/15/2029*	10,000	9,075
7.13%, 01/15/2026*	40,000	39,062
Rockcliff Energy II LLC
5.50%, 10/15/2029*	45,000	39,882
SM Energy Co.
5.63%, 06/01/2025	20,000	19,392
6.50%, 07/15/2028	5,000	4,771
6.63%, 01/15/2027	10,000	9,607
6.75%, 09/15/2026	15,000	14,710
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	65,000	61,215
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	16,250	15,925
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	10,000	10,291
Transocean, Inc.
8.75%, 02/15/2030*	10,000	10,200
11.50%, 01/30/2027*	15,000	15,492
Viper Energy Partners LP
5.38%, 11/01/2027*	20,000	19,234
		1,054,314
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	40,000	38,714
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	32,000	29,050
1.65%, 01/15/2027	56,000	49,026
4.88%, 07/15/2026*	2,000	1,949
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	26,417
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,639
3.75%, 02/01/2030*	10,000	8,676
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(4)	10,000	7,000
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	15,000	12,900
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	25,000	25,000
9.25%, 04/15/2027*	10,000	9,240
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,152
8.20%, 01/15/2030	24,000	28,000
		207,049
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.2%
1375209 BC, Ltd.
9.00%, 01/30/2028*	$ 1,000	$ 991
Bausch Health Cos, Inc.
11.00%, 09/30/2028*	2,000	1,472
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	11,800
6.13%, 02/01/2027*	15,000	9,708
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	30,917
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	14,167
Eli Lilly & Co.
4.88%, 02/27/2053	20,000	20,680
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/2025*	14,000	9,361
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,415
Owens & Minor, Inc.
4.50%, 03/31/2029*	20,000	15,603
6.63%, 04/01/2030*	20,000	17,175
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	181,142
Viatris, Inc.
2.30%, 06/22/2027	27,000	23,662
Zoetis, Inc.
2.00%, 05/15/2030	5,000	4,204
3.90%, 08/20/2028	58,000	56,427
		401,724
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	10,000	10,182
Boardwalk Pipelines LP
3.60%, 09/01/2032	10,000	8,599
Buckeye Partners LP
3.95%, 12/01/2026	15,000	13,572
4.50%, 03/01/2028*	15,000	13,541
5.85%, 11/15/2043	5,000	3,775
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	50,000	50,038
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	32,219
4.00%, 03/01/2031	15,000	13,349
DCP Midstream Operating LP
5.63%, 07/15/2027	15,000	15,137
6.75%, 09/15/2037*	20,000	21,695
DT Midstream, Inc.
4.30%, 04/15/2032*	21,000	18,813
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	26,000	30,329
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,805
Energy Transfer LP
6.63%, 02/15/2028(2)	85,000	63,310
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/2023	9,000	8,922
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,074

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EnLink Midstream LLC
5.63%, 01/15/2028*	$ 40,000	$ 39,200
Enterprise Products Operating LLC
2.80%, 01/31/2030	64,000	56,756
4.25%, 02/15/2048	17,000	14,486
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	8,931
5.50%, 10/15/2030*	10,000	9,299
5.63%, 02/15/2026*	25,000	24,748
Hess Midstream Partners LP
5.13%, 06/15/2028*	10,000	9,495
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	25,000	23,339
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,557
Kinder Morgan, Inc.
5.20%, 06/01/2033	10,000	9,935
Kinetik Holdings LP
5.88%, 06/15/2030*	64,000	61,600
ONEOK, Inc.
6.10%, 11/15/2032	50,000	51,762
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	40,000	38,428
5.00%, 03/15/2027	20,000	19,928
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	20,000	18,287
6.00%, 12/31/2030*	15,000	13,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	35,000	32,749
TransCanada Trust
5.30%, 03/15/2077	49,000	40,915
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 to 11/01/2033*	35,000	30,330
6.25%, 01/15/2030*	20,000	20,150
		845,661
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	28,977
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.75%, 01/15/2029*	10,000	7,485
REITS — 0.2%
American Tower Corp.
2.75%, 01/15/2027	12,000	11,063
2.90%, 01/15/2030	40,000	34,787
3.13%, 01/15/2027	82,000	76,345
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	31,317
4.75%, 05/15/2047	5,000	4,369
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	15,178
Digital Realty Trust LP
4.45%, 07/15/2028	51,000	47,963
Equinix, Inc.
3.20%, 11/18/2029	58,000	51,774
Security Description	Shares or Principal Amount	Value

REITS (continued)
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	$ 21,000	$ 17,038
5.25%, 06/01/2025	10,000	9,763
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	19,750
4.75%, 06/15/2029*	25,000	18,071
5.25%, 10/01/2025*	5,000	4,399
Prologis LP
2.25%, 04/15/2030	12,000	10,180
Service Properties Trust
7.50%, 09/15/2025	5,000	4,934
VICI Properties LP
4.75%, 02/15/2028	28,000	26,541
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,078
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,894
		401,444
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	30,000	27,900
4.00%, 10/15/2030*	15,000	12,863
4.38%, 01/15/2028*	20,000	18,463
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	36,000	31,496
3.55%, 07/26/2027*	32,000	30,038
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	8,950
AutoNation, Inc.
3.80%, 11/15/2027	20,000	18,490
Bath & Body Works, Inc.
6.63%, 10/01/2030*	30,000	29,246
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(4)	10,000	7,850
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	8,824
4.50%, 11/15/2026*	15,000	14,212
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	10,000	8,227
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	10,030
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	10,000	9,713
L Brands, Inc.
6.75%, 07/01/2036	10,000	8,939
7.50%, 06/15/2029	15,000	15,308
9.38%, 07/01/2025*	3,000	3,205
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	11,480
Macy's Retail Holdings LLC
5.88%, 03/15/2030*	5,000	4,438
6.13%, 03/15/2032*	10,000	8,803
Michaels Cos., Inc.
7.88%, 05/01/2029*	10,000	7,000
Staples, Inc.
7.50%, 04/15/2026*	45,000	39,426
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	24,307

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
White Cap Buyer LLC
6.88%, 10/15/2028*	$ 15,000	$ 13,012
Yum! Brands, Inc.
3.63%, 03/15/2031	10,000	8,780
4.75%, 01/15/2030*	15,000	14,331
5.38%, 04/01/2032	5,000	4,840
		400,171
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	56,000	54,136
Broadcom, Inc.
3.19%, 11/15/2036*	43,000	32,586
4.15%, 11/15/2030	47,000	43,588
4.93%, 05/15/2037*	63,000	57,291
		187,601
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	24,326
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	5,000	4,976
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	10,000	9,829
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	35,000	31,653
Microsoft Corp.
2.40%, 08/08/2026	8,000	7,614
2.92%, 03/17/2052	31,000	23,565
Oracle Corp.
1.65%, 03/25/2026	56,000	51,447
2.95%, 04/01/2030	15,000	13,244
3.65%, 03/25/2041	73,000	56,320
3.95%, 03/25/2051	13,000	9,782
Picard Midco, Inc.
6.50%, 03/31/2029*	40,000	35,384
Rocket Software, Inc.
6.50%, 02/15/2029*	45,000	35,442
salesforce.com, Inc.
2.90%, 07/15/2051	43,000	30,501
3.05%, 07/15/2061	61,000	41,860
ServiceNow, Inc.
1.40%, 09/01/2030	41,000	33,029
Twilio, Inc.
3.63%, 03/15/2029	25,000	21,562
3.88%, 03/15/2031	30,000	25,456
Workday, Inc.
3.70%, 04/01/2029	21,000	19,686
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	65,000	56,272
		531,948
Telecommunications — 0.4%
AT&T, Inc.
2.30%, 06/01/2027	83,000	76,062
2.55%, 12/01/2033	56,000	45,044
4.35%, 03/01/2029	48,000	46,994
4.75%, 05/15/2046	5,000	4,516
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	7,534
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
CommScope, Inc.
6.00%, 03/01/2026*	$ 10,000	$ 9,651
8.25%, 03/01/2027*	10,000	8,191
Embarq Corp.
8.00%, 06/01/2036	20,000	8,400
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	40,000	36,364
6.75%, 05/01/2029*	30,000	23,775
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	2,821
10.50%, 05/15/2030*	11,000	10,519
Sprint Capital Corp.
6.88%, 11/15/2028	118,000	126,795
Sprint Corp.
7.63%, 03/01/2026	15,000	15,862
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,626
3.75%, 04/15/2027	65,000	62,483
3.88%, 04/15/2030	7,000	6,568
5.05%, 07/15/2033	50,000	50,247
5.38%, 04/15/2027	5,000	5,017
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,690
3.70%, 03/22/2061	39,000	29,080
4.33%, 09/21/2028	91,000	89,958
		685,197
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,707
3.75%, 04/01/2029*	15,000	13,477
		18,184
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Co.
6.50%, 06/15/2027*	55,000	51,553
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,247
4.40%, 07/01/2027*	91,000	87,299
		97,546
Total Corporate Bonds & Notes (cost $15,847,376)		14,424,564
CONVERTIBLE BONDS & NOTES — 0.0%
Media — 0.0%
DISH Network Corp.
3.38%, 08/15/2026	10,000	5,150
Oil & Gas — 0.0%
Nabors Industries, Inc.
0.75%, 01/15/2024	20,000	19,050
1.75%, 06/15/2029*	10,000	8,660
		27,710
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	10,000	6,875
Total Convertible Bonds & Notes (cost $44,796)		39,735

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
LOANS(5)(6)(7) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
8.33%, (3 ML+3.50%), 08/21/2026	$ 19,164	$ 17,825
Airlines — 0.0%
American Airlines, Inc. FRS
9.56%, (3 ML+4.75%), 04/20/2028	5,000	5,069
United Airlines, Inc. FRS
8.57%, (3 ML+3.75%), 04/21/2028	14,700	14,593
		19,662
Auto Parts & Equipment — 0.0%
Adient US LLC FRS
8.09%, (1 ML+3.25%), 04/10/2028	6,325	6,305
Clarios Global LP FRS
8.09%, (1 ML+3.25%), 04/30/2026	30,000	29,784
		36,089
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
8.41%, (1 ML+3.50%), 11/23/2027	15,564	13,766
Chemicals — 0.0%
LSF11 A5 HOLDCO LLC FRS
9.16%, (SOFR+4.25%), 10/15/2028	10,000	9,772
Starfruit Finco B.V FRS
7.53%, (3 ML+2.75%), 10/01/2025	11,545	11,435
		21,207
Commercial Services — 0.0%
Neptune Bidco US, Inc. FRS
9.74%, (3 ML+5.00%), 04/11/2029	15,000	13,275
PECF USS Intermediate Holding III Corporation FRS
9.09%, (1 ML+4.25%), 12/15/2028	24,688	20,691
		33,966
Computers — 0.0%
Vision Solutions, Inc. FRS
8.82%, (3 ML+4.00%), 04/24/2028	14,924	13,152
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. FRS
9.07%, (3 ML+4.25%), 06/21/2024	39,278	36,512
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. FRS
7.68%, (1 ML+3.00%), 04/22/2026	14,669	10,586
Environmental Control — 0.0%
GFL Environmental Inc. FRS
7.91%, (1 ML+3.00%), 05/28/2027	12,404	12,404
Robertshaw US Holding Corp FRS
13.19%, (3 ML+8.00%), 02/28/2026	5,000	1,300
		13,704
Healthcare-Services — 0.0%
Global Medical Response, Inc. FRS
9.24%, (3 ML+4.25%), 10/02/2025	9,339	6,546
One Call Corporation FRS
10.38%, (3 ML+5.50%), 04/22/2027	9,751	7,183
		13,729
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.0%
Mattress Firm Inc FRS
9.39%, (3 ML+4.25%), 09/25/2028	$ 14,961	$ 13,932
Insurance — 0.0%
Asurion LLC FRS
8.09%, (3 ML+3.25%), 07/31/2027	9,849	9,012
Hub International Limited FRS
8.06%, (3 ML+3.25%), 04/25/2025	4,925	4,909
		13,921
Internet — 0.0%
Proofpoint, Inc. FRS
11.09%, (3 ML+6.25%), 08/31/2029	15,000	14,081
Leisure Time — 0.0%
MajorDrive Holdings IV LLC FRS
9.00%, (3 ML+4.00%), 06/01/2028	19,625	18,571
Machinery-Construction & Mining — 0.0%
Vertiv Group Corporation FRS
7.49%, (1 ML+2.75%), 03/02/2027	28,958	28,319
Machinery-Diversified — 0.0%
Vertical US Newco, Inc. FRS
8.60%, (6 ML+3.50%), 07/30/2027	9,846	9,573
Media — 0.1%
DirecTV Financing LLC FRS
9.84%, (1 ML+5.00%), 08/02/2027	31,558	30,316
iHeartCommunications, Inc. FRS
8.09%, (1 ML+3.25%), 05/01/2026	13,374	11,806
		42,122
Packaging & Containers — 0.0%
Klockner-Pentaplast of America, Inc. FRS
10.13%, (SOFR+4.75%), 02/12/2026	4,838	4,445
Pipelines — 0.0%
CQP Holdco LP FRS
8.66%, (3 ML+3.50%), 06/05/2028	19,650	19,490
Retail — 0.1%
IRB Holding Corp FRS
7.91%, (SOFR+3.00%), 12/15/2027	4,913	4,817
Michaels Cos., Inc. FRS
9.41%, (3 ML+ 4.25%), 04/15/2028	4,987	4,571
PetSmart, Inc. FRS
8.66%, (1 ML+3.75%), 02/11/2028	34,836	34,546
White Cap Buyer LLC FRS
8.56%, (SOFR+3.75%), 10/19/2027	14,664	14,463
		58,397
Software — 0.1%
Ascend Learning LLC 2nd Lien BTL FRS
10.66%, (1 ML+5.75%), 12/10/2029	10,000	8,560
Cloud Software Group, Inc. FRS
9.50%, (3 ML+4.50%), 03/30/2029	5,000	4,510
Epicor Software Corporation FRS
12.59%, (1 ML+7.75%), 07/31/2028	10,000	9,900
Greeneden U.S. Holdings II LLC FRS
8.84%, (1 ML+4.00%), 12/01/2027	14,700	14,482
Polaris Newco LLC FRS
9.16%, (3 ML+4.00%), 06/02/2028	14,750	13,412
Rocket Software, Inc. FRS
9.09%, (1 ML+4.25%), 11/28/2025	9,825	9,633

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Software (continued)
The Ultimate Software Group, Inc. FRS
10.03%, (3 ML+5.25%), 05/03/2027	$ 10,000	$ 9,587
		70,084
Total Loans (cost $552,943)		523,133
ASSET BACKED SECURITIES — 0.1%
Other Asset Backed Securities — 0.1%
BDS, Ltd. FRS
Series 2021-FL8, Class A 5.68%, (1 ML+0.92%), 01/18/2036*	58,483	56,703
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.22%, (SOFR30A+1.65%), 01/25/2037*	23,000	22,472
Series 2022-FL8, Class AS 6.67%, (SOFR30A+2.10%), 01/25/2037*	38,000	37,426
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 5.45%, (1 ML+0.60%), 01/25/2046*	12,881	12,785
Total Asset Backed Securities (cost $129,586)		129,386
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Commercial and Residential — 2.0%
AREIT Trust FRS
Series 2021-CRE5, Class A 5.79%, (1 ML+1.08%), 11/17/2038*	68,479	65,931
Banc of America Commercial Mtg.Trust VRS
Series 2015-UBS7, Class AS 3.99%, 09/15/2048(3)	37,000	34,695
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	199,000	158,635
Benchmark Mtg. Trust
Series 2019-B12, Class A5 3.12%, 08/15/2052	79,000	69,747
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.37%, 08/10/2049(3)(8)	236,777	7,830
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.13%, 08/15/2050(3)	56,000	47,484
Series 2017-CD6, Class C 4.23%, 11/13/2050(3)	57,000	47,254
Citigroup Commercial Mtg. Trust VRS
Series 2013-GC11, Class C 4.13%, 04/10/2046(3)	82,000	81,791
Series 2015-P1, Class B 4.32%, 09/15/2048(3)	38,000	35,547
Series 2015-P1, Class C 4.37%, 09/15/2048(3)	62,000	56,108
Series 2014-GC21, Class C 4.78%, 05/10/2047(3)	68,000	59,724
Series 2014-GC19, Class D 5.09%, 03/11/2047*(3)	30,000	28,106
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 4.43%, 05/25/2035(3)	5,254	5,018
Commercial Mtg. Trust
Series 2013-CR12, Class AM 4.30%, 10/10/2046	41,000	36,928
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.83%, 12/10/2047(3)(8)	$ 314,945	$ 3,208
Series 2013-CR11, Class XA 0.89%, 08/10/2050(3)(8)	407,093	387
Series 2014-CR19, Class XA 0.93%, 08/10/2047(3)(8)	442,600	3,972
Series 2014-CR20, Class XA 0.94%, 11/10/2047(3)(8)	483,251	5,054
Series 2013-LC13, Class XA 0.95%, 08/10/2046(3)(8)	165,203	177
Series 2014-UBS4, Class XA 1.09%, 08/10/2047(3)(8)	259,775	2,267
Series 2015-CR23, Class C 4.30%, 05/10/2048(3)	59,000	54,206
Series 2015-LC21, Class B 4.33%, 07/10/2048(3)	127,000	119,821
Series 2014-UBS6, Class C 4.44%, 12/10/2047(3)	18,000	16,359
Series 2014-CR15, Class B 4.62%, 02/10/2047(3)	56,000	54,198
Series 2013-CR11, Class AM 4.72%, 08/10/2050(3)	12,000	11,852
Series 2014-CR17, Class C 4.78%, 05/10/2047(3)	129,000	112,071
Series 2010-C1, Class D 5.79%, 07/10/2046*(3)	68,369	65,672
Commerical Mtg. Trust VRS
Series 2013-CR6, Class D 4.17%, 03/10/2046*(3)	36,000	26,100
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 0.86%, 09/15/2039*(3)(8)	97	2
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	69,827
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.81%, 04/15/2050(3)(8)	896,290	9,244
Series 2015-C1, Class AS 3.79%, 04/15/2050(3)	53,000	49,601
Series 2016-C7, Class AS 3.96%, 11/15/2049(3)	64,000	59,320
Series 2015-C1, Class C 4.26%, 04/15/2050(3)	81,000	60,813
CSMC Trust VRS
Series 2016-NXSR, Class C 4.43%, 12/15/2049(3)	37,000	27,515
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.36%, 08/10/2044*(3)	97,002	87,518
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M2 7.20%, (1 ML+2.35%), 01/25/2031	11,643	11,794
Series 2022-R07, Class 1M1 7.52%, (SOFR30A+2.95%), 06/25/2042*	10,168	10,353
Series 2015-C02, Class 1M2 8.85%, (1 ML+4.00%), 05/25/2025	2,275	2,350
Series 2016-C03, Class 2M2 10.75%, (1 ML+5.90%), 10/25/2028	2,216	2,343

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	$ 32,000	$ 30,579
GS Mtg. Securities Trust VRS
Series 2020-GC47, Class C 3.45%, 05/12/2053(3)	47,000	35,258
Series 2015-GC30, Class C 4.07%, 05/10/2050(3)	45,000	39,896
Series 2014-GC22, Class C 4.69%, 06/10/2047(3)	54,000	46,836
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.68%, 01/15/2047(3)(8)	552,943	1,437
Series 2013-C12, Class C 4.13%, 07/15/2045(3)	50,000	47,470
Series 2014-C23, Class B 4.48%, 09/15/2047(3)	32,000	30,208
Series 2014-C22, Class C 4.55%, 09/15/2047(3)	19,000	16,668
Series 2014-C19, Class C 4.63%, 04/15/2047(3)	12,000	11,342
Series 2013-C15, Class C 5.18%, 11/15/2045(3)	105,000	99,544
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	22,000	20,155
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(3)	135,000	123,145
Series 2012-C6, Class D 4.97%, 05/15/2045(3)	50,129	45,315
Series 2013-C16, Class C 5.01%, 12/15/2046(3)	33,000	31,037
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 3.25%, 06/25/2060*(9)	106,615	106,498
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class B 3.93%, 11/15/2045	1,221	1,218
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 1.02%, 08/15/2047(3)(8)	81,792	567
Series 2013-C10, Class AS 4.07%, 07/15/2046(3)	36,000	35,711
Series 2014-C16, Class B 4.30%, 06/15/2047(3)	32,000	29,433
Series 2014-C17, Class C 4.47%, 08/15/2047(3)	85,000	79,857
Series 2012-C5, Class E 4.52%, 08/15/2045*(3)	67,000	60,396
Series 2013-C13, Class B 4.74%, 11/15/2046(3)	53,000	51,897
Series 2013-C12, Class C 4.94%, 10/15/2046(3)	55,000	52,104
Series 2014-C14, Class C 5.06%, 02/15/2047(3)	113,000	109,782
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.89%, 11/15/2049(3)	$ 163,000	$ 127,952
Series 2018-L1, Class A4 4.41%, 10/15/2051(3)	85,000	81,282
Series 2011-C3, Class D 5.08%, 07/15/2049*(3)	43,000	41,911
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 6.05%, (1 ML+1.20%), 11/25/2036*	76,635	74,108
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 5.76%, (1 ML+1.08%), 09/15/2036*	116,643	114,058
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(3)	13,567	13,215
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	74,441
Series 2016-NXS6, Class A4 2.92%, 11/15/2049	46,000	42,343
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	43,532
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	40,901
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(3)	82,000	64,813
Series 2015-LC20, Class C 4.06%, 04/15/2050(3)	59,000	53,850
WF-RBS Commercial Mtg. Trust
Series 2012-C10, Class AS 3.24%, 12/15/2045	31,407	29,758
WF-RBS Commercial Mtg. Trust VRS
Series 2012-C10, Class XA 1.15%, 12/15/2045*(3)(8)	7,818	0
Series 2013-C11, Class B 3.71%, 03/15/2045(3)	55,508	48,570
Series 2012-C10, Class C 4.33%, 12/15/2045(3)	18,000	13,140
Series 2013-C18, Class AS 4.39%, 12/15/2046(3)	67,000	65,573
Series 2012-C9, Class D 4.42%, 11/15/2045*(3)	15,829	14,719
Series 2014-C19, Class B 4.72%, 03/15/2047(3)	86,000	83,238
Series 2011-C3, Class D 5.38%, 03/15/2044*(3)	26,130	8,427
		3,743,006
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA6, Class M1 5.36%, (SOFR30A+0.80%), 10/25/2041*	22,428	22,226
Series 2018-HRP2, Class M3AS 5.85%, (1 ML+1.00%), 02/25/2047*	206,111	204,582
Series 2022-DNA2, Class M1A 5.86%, (SOFR30A+1.30%), 02/25/2042*	73,897	73,162
Series 2022-DNA1, Class M1B 6.41%, (SOFR30A+1.85%), 01/25/2042*	21,000	19,847
Series 2020-DNA6, Class M2 6.56%, (SOFR30A+2.00%), 12/25/2050*	83,202	83,255

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-DNA4, Class M1A 6.76%, (SOFR30A+2.20%), 05/25/2042*	$ 12,345	$ 12,401
Series 2021-DNA2, Class M2 6.86%, (SOFR30A+2.30%), 08/25/2033*	73,000	71,906
Series 2018-HRP2, Class M3 7.25%, (1 ML+2.40%), 02/25/2047*	95,725	95,598
Series 2022-DNA5, Class M1A 7.51%, (SOFR30A+2.95%), 06/25/2042*	8,472	8,618
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1A 6.56%, (SOFR30A+2.00%), 04/25/2042*	15,942	15,942
Federal Home Loan Mtg. Corp., REMIC FRS
5.81%, (-3.00*1 ML+19.86%), 03/15/2035(10)	9,909	10,196
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 5.31%, (SOFR30A+0.75%), 10/25/2041*	2,560	2,545
Series 2021-R02, Class 2M1 5.46%, (SOFR30A+0.90%), 11/25/2041*	6,136	6,059
Series 2022-R01, Class 1M1 5.56%, (SOFR30A+1.00%), 12/25/2041*	6,079	6,009
Series 2017-C07, Class 1EB2 5.85%, (1 ML+1.00%), 05/25/2030	9,059	9,025
Series 2020-R01, Class 1M2 6.90%, (1 ML+2.05%), 01/25/2040*	6,056	6,075
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	372	372
Series 2019-HRP1, Class M2 7.00%, (1 ML+2.15%), 11/25/2039*	7,091	7,074
Series 2019-R02, Class 1M2 7.15%, (1 ML+2.30%), 08/25/2031*	609	609
Series 2018-R07, Class 1M2 7.25%, (1 ML+2.40%), 04/25/2031*	7,158	7,158
Series 2019-R01, Class 2M2 7.30%, (1 ML+2.45%), 07/25/2031*	10,596	10,610
Series 2014-C02, Class 2M2 7.45%, (1 ML+2.60%), 05/25/2024	11,686	11,773
Series 2017-C01, Class 1M2 8.40%, (1 ML+3.55%), 07/25/2029	98,220	100,671
Series 2017-C02, Class 2M2C 8.50%, (1 ML+3.65%), 09/25/2029	16,000	16,621
Series 2016-C04, Class 1M2 9.10%, (1 ML+4.25%), 01/25/2029	94,426	98,196
Series 2015-C01, Class 1M2 9.15%, (1 ML+4.30%), 02/25/2025	1,885	1,944
Series 2016-C07, Class 2M2 9.20%, (1 ML+4.35%), 05/25/2029	68,172	70,895
Series 2016-C05, Class 2M2 9.30%, (1 ML+4.45%), 01/25/2029	90,797	94,881
Series 2014-C04, Class 1M2 9.75%, (1 ML+4.90%), 11/25/2024	67,519	70,341
Series 2013-C01, Class M2 10.10%, (1 ML+5.25%), 10/25/2023	2,334	2,375
Series 2016-C03, Class 1M2 10.15%, (1 ML+5.30%), 10/25/2028	3,289	3,476
Series 2015-C04, Class 2M2 10.40%, (1 ML+5.55%), 04/25/2028	3,455	3,597
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-C04, Class 1M2 10.55%, (1 ML+5.70%), 04/25/2028	$ 14,361	$ 15,327
Series 2016-C02, Class 1M2 10.85%, (1 ML+6.00%), 09/25/2028	38,973	41,013
Series 2016-C01, Class 1M2 11.60%, (1 ML+6.75%), 08/25/2028	8,956	9,556
Series 2016-C01, Class 2M2 11.80%, (1 ML+6.95%), 08/25/2028	15,802	16,718
Federal National Mtg. Trust Connecticut Avenue Securities FRS
Series 2022-R09, Class 2M1 7.07%, (SOFR30A+2.50%), 09/25/2042*	9,112	9,126
		1,239,779
Total Collateralized Mortgage Obligations (cost $5,487,771)		4,982,785
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.0%
U.S. Government — 1.8%
United States Treasury Bonds
1.88%, 02/15/2051	890,000	607,877
2.75%, 08/15/2042(11)	1,460,000	1,242,369
3.00%, 02/15/2049	170,000	148,816
United States Treasury Notes
1.13%, 02/28/2025	90,000	85,099
1.38%, 11/15/2031	140,000	118,169
1.50%, 02/15/2030	260,000	227,927
1.63%, 02/15/2026 to 05/15/2031	420,000	389,613
1.75%, 12/31/2024	300,000	287,812
2.75%, 08/15/2032	50,000	47,055
		3,154,737
U.S. Government Agency — 5.2%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,252	1,292
7.50%, 10/01/2029	1,083	1,112
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	244,675	224,207
3.50%, 01/01/2047	19,750	18,628
4.00%, 04/01/2049	149,614	145,311
6.00%, 06/01/2036	368	377
6.50%, 06/01/2036 to 11/01/2036	27,781	28,785
7.00%, 06/01/2033 to 04/01/2035	3,732	3,875
7.50%, 04/01/2024	303	303
Government National Mtg. Assoc.
3.00%, April 30 TBA	1,000,000	910,853
3.50%, April 30 TBA	1,000,000	937,461
4.00%, April 30 TBA	1,000,000	962,738
6.50%, 08/20/2037 to 09/20/2037	7,029	7,580
Uniform Mtg. Backed Securities
2.00%, May 30 TBA	1,000,000	827,433
2.50%, May 30 TBA	3,000,000	2,588,437
3.00%, February 30 TBA	1,000,000	898,197
3.50%, March 30 TBA	1,000,000	929,805
5.50%, May 30 TBA	1,000,000	1,009,785
		9,496,179
Total U.S. Government & Agency Obligations (cost $13,103,000)		12,650,916

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	$ 25,000	$ 31,367
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	15,318
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	37,489
Total Municipal Securities (cost $70,145)		84,174
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares Core MSCI Emerging Markets ETF	5,802	283,080
SPDR S&P 500 Trust ETF	3,526	1,443,509
SPDR S&P MidCap 400 Trust ETF	429	196,658
Total Unaffiliated Investment Companies (cost $1,861,340)		1,923,247
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1)	20,000	2
Vistra Energy Corp. CVR †(12)	1,362	1,600
Total Escrows and Litigation Trusts (cost $4)		1,602
WARRANTS — 0.1%
Commercial Services — 0.0%
UBS AG - Centre Testing International Group Co., Ltd. Expires 03/04/2024†	21,135	63,050
Electronics — 0.0%
UBS AG - Shenzhen Inovance Technology Co., Ltd. Expires 10/27/2023†	5,669	57,995
Healthcare-Products — 0.1%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Expires 02/09/2024†	1,655	75,071
Total Warrants (cost $201,116)		196,116
Total Long-Term Investment Securities (cost $165,342,845)		178,016,356
SHORT-TERM INVESTMENTS — 4.5%
Commercial Paper — 1.0%
Australia & New Zealand Banking Group, Ltd. 4.97%, 05/15/2023	265,000	263,385
Corpoerative Centrale 4.98%, 06/09/2023	250,000	247,622
Credit Agricole SA 4.65%, 04/06/2023	250,000	249,800
DNB Bank ASA 5.00%, 05/15/2023	250,000	248,506
LLoyds Bank PLC 4.75%, 06/05/2023	250,000	247,713
Manhattan Asset Funding Corp. 4.85%, 04/06/2023	530,000	529,574
		1,786,600
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 3.5%
Federal Home Loan Bank Disc. Notes
4.35%, 04/03/2023	$6,351,000	$ 6,351,000
Total Short-Term Investments (cost $8,136,279)		8,137,600
REPURCHASE AGREEMENTS — 3.3%
Agreement with Bank of America Securities LLC, bearing interest at 4.79% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $6,002,395 and collateralized by $6,120,000 of United States Treasury Notes, bearing interest at 3.63% due 03/31/2030 and having an approximate value of $6,184,069 (cost $6,000,000)	6,000,000	6,000,000
TOTAL INVESTMENTS (cost $179,479,124)(13)	105.6%	192,153,956
Other assets less liabilities	(5.6)	(10,224,339)
NET ASSETS	100.0%	$181,929,617
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $7,807,893 representing 4.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of March 31, 2023. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Interest Only
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2023.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$1,600	$1.18	0.0%
(13)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000%	Monthly	06/20/2023	$25,202	$—	$ 319	$ 319
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	Monthly	06/20/2023	89,667	—	1,137	1,137
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	Monthly	06/23/2023	4,075	—	52	52
							$—	$1,508	$1,508
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 2000 Index	June 2023	$ 176,163	$ 181,350	$ 5,187
10	Long	S&P 500 E-Mini Index	June 2023	1,947,624	2,068,875	121,251
3	Long	U.S. Treasury 10 Year Notes	June 2023	332,438	344,766	12,328
9	Long	U.S. Treasury 2 Year Notes	June 2023	1,839,172	1,858,078	18,906
16	Long	U.S. Treasury 5 Year Notes	June 2023	1,717,273	1,752,125	34,852
5	Long	U.S. Treasury Long Bonds	June 2023	629,648	655,781	26,133
4	Long	U.S. Treasury Ultra Bonds	June 2023	543,125	564,500	21,375
						$240,032
						Unrealized (Depreciation)
82	Short	S&P 500 E-Mini Index	June 2023	$15,970,281	$16,964,775	$(994,494)
Net Unrealized Appreciation (Depreciation)						$(754,462)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	508,721	TWD	15,032,700	05/17/2023	$ —	$ (14,619)
Citibank, N.A.	DKK	632,700	USD	90,877	06/21/2023	—	(1,704)
Goldman Sachs International	ILS	1,738,000	USD	492,134	04/19/2023	8,667	—
	USD	929,143	CNH	6,240,500	05/17/2023	—	(18,067)
						8,667	(18,067)
HSBC Bank PLC	EUR	578,000	USD	628,828	06/21/2023	—	(766)
	USD	90,185	JPY	11,588,600	05/17/2023	—	(2,361)
	USD	245,873	SEK	2,570,500	06/21/2023	2,794	—
						2,794	(3,127)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	43,290	06/21/2023	101	—
	SGD	310,500	USD	236,649	05/17/2023	3,016	—
	USD	77,128	GBP	64,400	06/21/2023	2,437	—
	USD	523,888	KRW	641,501,100	05/17/2023	—	(31,605)
						5,554	(31,605)
Morgan Stanley & Co. International PLC	USD	35,633	EUR	33,400	06/21/2023	749	—
State Street Bank & Trust Company	USD	86,706	AUD	127,100	04/19/2023	—	(1,701)
	USD	433,792	CHF	404,300	06/21/2023	11,807	—
	USD	507,432	EUR	475,700	06/21/2023	10,730	—
						22,537	(1,701)
Toronto Dominion Bank	HKD	598,900	USD	76,724	05/17/2023	264	—
Unrealized Appreciation (Depreciation)						$ 40,565	$ (70,823)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 1,725,113	$ 652,444	$ —	$ 2,377,557
Agriculture	1,792,051	308,984	—	2,101,035
Airlines	281,523	266,858	—	548,381
Apparel	257,355	1,192,867	—	1,450,222
Auto Manufacturers	1,904,514	865,915	—	2,770,429
Banks	5,460,628	3,010,018	—	8,470,646
Beverages	2,381,021	417,785	—	2,798,806
Building Materials	789,536	714,878	—	1,504,414
Chemicals	1,081,992	637,007	—	1,718,999
Commercial Services	3,039,562	463,469	—	3,503,031
Computers	9,749,223	519,650	—	10,268,873
Cosmetics/Personal Care	2,176,726	807,155	—	2,983,881
Distribution/Wholesale	193,624	722,904	—	916,528
Diversified Financial Services	2,833,373	294,233	—	3,127,606
Electric	2,592,591	890,412	—	3,483,003
Electrical Components & Equipment	847,339	650,674	—	1,498,013
Electronics	1,496,899	798,389	—	2,295,288

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Engineering & Construction	$ 204,679	$ 156,205	$ —	$ 360,884
Entertainment	174,095	333,140	—	507,235
Food	700,744	1,696,632	—	2,397,376
Food Service	—	92,614	—	92,614
Gas	168,646	211,551	—	380,197
Healthcare-Products	2,882,260	348,835	—	3,231,095
Healthcare-Services	1,365,549	423,766	—	1,789,315
Holding Companies-Diversified	—	63,328	—	63,328
Home Builders	513,337	46,813	—	560,150
Home Furnishings	—	31,457	—	31,457
Insurance	2,871,131	1,284,284	—	4,155,415
Internet	14,208,371	806,739	—	15,015,110
Investment Companies	5,165	351,526	—	356,691
Iron/Steel	236,714	144,852	—	381,566
Lodging	476,533	109,098	—	585,631
Machinery-Construction & Mining	329,595	210,177	—	539,772
Machinery-Diversified	431,872	260,725	—	692,597
Media	802,070	52,621	—	854,691
Metal Fabricate/Hardware	106,309	25,159	—	131,468
Mining	297,582	1,139,301	—	1,436,883
Oil & Gas	4,476,378	1,406,373	—	5,882,751
Pharmaceuticals	7,889,764	2,833,221	854	10,723,839
Private Equity	—	326,873	—	326,873
Real Estate	290,760	551,366	—	842,126
REITS	3,264,869	335,769	—	3,600,638
Retail	3,097,387	1,054,157	—	4,151,544
Semiconductors	5,361,298	1,840,117	—	7,201,415
Shipbuilding	—	33,442	—	33,442
Software	11,610,533	501,860	—	12,112,393
Telecommunications	3,007,845	765,135	—	3,772,980
Toys/Games/Hobbies	—	577,623	—	577,623
Transportation	1,172,926	507,211	—	1,680,137
Other Industries	6,774,750	—	—	6,774,750
Corporate Bonds & Notes	—	14,424,564	—	14,424,564
Convertible Bonds & Notes	—	39,735	—	39,735
Loans	—	523,133	—	523,133
Asset Backed Securities	—	129,386	—	129,386
Collateralized Mortgage Obligations	—	4,982,785	—	4,982,785
U.S. Government & Agency Obligations	—	12,650,916	—	12,650,916
Municipal Securities	—	84,174	—	84,174
Unaffiliated Investment Companies	1,923,247	—	—	1,923,247
Escrows and Litigation Trusts	—	1,600	2	1,602
Warrants	—	196,116	—	196,116
Short-Term Investments	—	8,137,600	—	8,137,600
Repurchase Agreements	—	6,000,000	—	6,000,000
Total Investments at Value	$113,247,479	$78,905,621	$856	$192,153,956
Other Financial Instruments:†
Swaps	$ —	$ 1,508	$ —	$ 1,508
Futures Contracts	240,032	—	—	240,032
Forward Foreign Currency Contracts	—	40,565	—	40,565
Total Other Financial Instruments	$ 240,032	$ 42,073	$ —	$ 282,105

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 994,494	$ —	$ —	$ 994,494
Forward Foreign Currency Contracts	—	70,823	—	70,823
Total Other Financial Instruments	$ 994,494	$ 70,823	$ —	$ 1,065,317
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Software	22.4%
Internet	17.5
Computers	10.6
Semiconductors	9.6
Diversified Financial Services	6.5
Healthcare-Services	5.0
Auto Manufacturers	4.6
Pharmaceuticals	3.4
Healthcare-Products	3.1
Retail	3.0
Miscellaneous Manufacturing	1.5
Lodging	1.5
Commercial Services	1.3
Cosmetics/Personal Care	1.3
Transportation	1.0
Biotechnology	1.0
Aerospace/Defense	0.9
Insurance	0.8
Chemicals	0.8
Beverages	0.6
Advertising	0.5
Automotive - Cars & Lt. Trucks	0.5
Telecommunications	0.5
Entertainment Software	0.5
Electronics	0.4
Industrial Automation/Robotics	0.3
Short-Term Investments	0.2
Leisure Time	0.2
Recycling	0.2
E-Commerce/Services	0.2
Electrical Components & Equipment	0.1
Applications Software	0.1
Computer Software	0.1
100.2%
*	Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.5%
Trade Desk, Inc., Class A†	21,300	$ 1,297,383
Aerospace/Defense — 0.9%
Airbus SE	18,959	2,539,867
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	216,599
Auto Manufacturers — 4.6%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	22,156	2,835,626
Ferrari NV†	14,245	3,859,540
Rivian Automotive, Inc., Class A†	164,778	2,550,763
Tesla, Inc.†	16,373	3,396,743
		12,642,672
Auto Parts & Equipment — 0.0%
Mobileye Global, Inc., Class A†	2,271	98,266
Beverages — 0.6%
Constellation Brands, Inc., Class A	6,800	1,536,052
Biotechnology — 1.0%
Argenx SE ADR†	4,099	1,527,205
Vertex Pharmaceuticals, Inc.†	4,000	1,260,280
		2,787,485
Chemicals — 0.8%
Linde PLC	5,900	2,097,096
Commercial Services — 1.3%
Adyen NV*†	284	450,315
Cintas Corp.	1,594	737,512
Global Payments, Inc.	5,885	619,337
TransUnion	29,620	1,840,587
		3,647,751
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	215	118,637
Computers — 10.6%
Accenture PLC, Class A	4,396	1,256,421
Apple, Inc.	166,777	27,501,527
		28,757,948
Cosmetics/Personal Care — 1.3%
Estee Lauder Cos., Inc., Class A	6,206	1,529,531
Procter & Gamble Co.	13,900	2,066,791
		3,596,322
Diversified Financial Services — 6.5%
ANT International Co., Ltd. Class C†(1)(2)	366,711	744,423
Charles Schwab Corp.	20,200	1,058,076
Mastercard, Inc., Class A	19,662	7,145,367
Visa, Inc., Class A	38,771	8,741,310
		17,689,176
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	6,179
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	3,211	118,807
		124,986
Electronics — 0.4%
Sartorius AG	2,661	1,116,883
Security Description	Shares or Principal Amount	Value

Entertainment Software — 0.5%
Epic Games, Inc.†(1)(2)	1,787	$ 1,234,192
Healthcare-Products — 3.1%
Align Technology, Inc.†	2,191	732,101
Avantor, Inc.†	45,889	970,094
Danaher Corp.	2,951	743,770
Insulet Corp.†	1,564	498,853
Intuitive Surgical, Inc.†	14,969	3,824,130
Stryker Corp.	6,000	1,712,820
		8,481,768
Healthcare-Services — 5.0%
HCA Healthcare, Inc.	7,037	1,855,516
Humana, Inc.	5,875	2,852,078
UnitedHealth Group, Inc.	19,066	9,010,401
		13,717,995
Insurance — 0.8%
Chubb, Ltd.	11,500	2,233,070
Internet — 17.4%
Alphabet, Inc., Class A†	113,069	11,728,647
Alphabet, Inc., Class C†	32,559	3,386,136
Amazon.com, Inc.†	135,947	14,041,966
Booking Holdings, Inc.†	915	2,426,955
Coupang, Inc.†	73,935	1,182,960
Expedia Group, Inc.†	11,064	1,073,540
Match Group, Inc.†	17,582	674,973
Meta Platforms, Inc., Class A†	21,467	4,549,716
Netflix, Inc.†	8,021	2,771,095
Pinterest, Inc., Class A†	58,600	1,598,022
Sea, Ltd. ADR†	14,303	1,237,925
Shopify, Inc., Class A†	15,600	747,864
Spotify Technology SA†	15,974	2,134,446
		47,554,245
Leisure Time — 0.2%
Peloton Interactive, Inc., Class A†	50,760	575,618
Lodging — 1.5%
Las Vegas Sands Corp.†	45,067	2,589,099
Wynn Resorts, Ltd.†	13,453	1,505,525
		4,094,624
Miscellaneous Manufacturing — 1.5%
Teledyne Technologies, Inc.†	9,317	4,168,053
Pharmaceuticals — 3.4%
AstraZeneca PLC ADR	9,275	643,778
Cigna Group	7,525	1,922,863
Eli Lilly & Co.	13,313	4,571,951
McKesson Corp.	3,649	1,299,226
Zoetis, Inc.	5,453	907,597
		9,345,415
Retail — 3.0%
Chipotle Mexican Grill, Inc.†	1,425	2,434,313
Floor & Decor Holdings, Inc., Class A†	11,087	1,088,965
Lululemon Athletica, Inc.†	2,136	777,910
Ross Stores, Inc.	35,457	3,763,052
		8,064,240
Semiconductors — 9.6%
Advanced Micro Devices, Inc.†	53,130	5,207,271
ASML Holding NV	8,564	5,829,601
Lam Research Corp.	3,275	1,736,143

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Marvell Technology, Inc.	30,180	$ 1,306,794
NVIDIA Corp.	43,039	11,954,943
		26,034,752
Software — 22.4%
Atlassian Corp., Class A†	3,751	642,059
Ceridian HCM Holding, Inc.†	15,487	1,133,958
Dynatrace, Inc.†	7,100	300,330
Fiserv, Inc.†	38,823	4,388,164
Intuit, Inc.	14,955	6,667,387
Magic Leap, Inc., Class A†(1)(2)	2,188	25,208
Microsoft Corp.	126,145	36,367,603
MongoDB, Inc.†	1,839	428,708
Roper Technologies, Inc.	7,931	3,495,112
Salesforce, Inc.†	18,597	3,715,309
ServiceNow, Inc.†	8,381	3,894,818
		61,058,656
Telecommunications — 0.5%
T-Mobile US, Inc.†	8,700	1,260,108
Transportation — 1.0%
FedEx Corp.	6,026	1,376,880
Old Dominion Freight Line, Inc.	4,214	1,436,300
		2,813,180
Total Common Stocks (cost $223,133,216)		268,903,039
CONVERTIBLE PREFERRED STOCKS — 1.4%
Automotive - Cars & Lt. Trucks — 0.5%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	687,154
GM Cruise Holdings LLC Series G†(1)(2)	17,766	361,183
Waymo LLC Series A-2†(1)(2)	4,915	231,889
		1,280,226
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	13,795
Canva, Inc. Series A-3†(1)(2)	5	2,759
		16,554
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	177,278
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	16,391
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	242,683
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	33,189
		292,263
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	275,325
Security Description	Shares or Principal Amount	Value

Industrial Automation/Robotics — 0.3%
Nuro, Inc. Series D†(1)(2)	10,245	$ 142,201
Nuro, Inc., Series C†(1)(2)	47,284	656,302
		798,503
Internet — 0.1%
Rappi, Inc., Series E†(1)(2)	9,191	330,968
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	500,123
Software — 0.0%
Celonis Series D†(1)(2)	187	61,701
Total Convertible Preferred Stocks (cost $4,800,706)		3,732,941
Total Long-Term Investment Securities (cost $227,933,922)		272,635,980
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(3)	586,414	586,414
T. Rowe Price Government Reserve Fund 4.82%(3)	100	100
Total Short-Term Investments (cost $586,514)		586,514
TOTAL INVESTMENTS (cost $228,520,436)(4)	100.2%	273,222,494
Other assets less liabilities	(0.2)	(581,396)
NET ASSETS	100.0%	$272,641,098
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Growth Stock Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $450,315 representing 0.2% of net assets.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	366,711	$1,397,675	$ 744,423	$ 2.03	0.3%
Canva, Inc.
	12/17/2021	125	213,020
	12/22/2021	90	153,375
		215	366,395	118,637	551.80	0.0
Epic Games, Inc.
	06/18/2020	1,331	766,240
	03/29/2021	456	403,874
		1,787	1,170,114	1,234,192	690.65	0.5
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	12/12/2017	925	450,306
		2,188	1,064,503	25,208	11.52	0.0
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	167	7,738	6,179	37.00	0.0
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	3,211	148,778	118,807	37.00	0.1
Stripe, Inc., Class B	12/17/2019	10,760	168,824	216,599	20.13	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	13,795	551.80	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Canva, Inc. Series A-3	12/17/2021	5	$8,521	$ 2,759	$551.80	0.0%
Celonis Series D	10/04/2022	187	69,150	61,701	329.95	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	177,278	65.61	0.1
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	687,154	20.33	0.3
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	361,183	20.33	0.1
Maplebear, Inc. (dba Instacart) Series A	11/18/2020	443	27,028	16,391	37.00	0.0
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	6,559	315,435	242,683	37.00	0.1
Maplebear, Inc. (dba Instacart) Series I	02/26/2021	897	112,125	33,189	37.00	0.0
Nuro, Inc. Series D	10/29/2021	10,245	213,564	142,201	13.88	0.1
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	656,302	13.88	0.3
Rappi, Inc., Series E
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	330,968	36.01	0.1
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	500,123	50.63	0.2
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	275,325	31.17	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	231,889	47.18	0.1
				$6,196,986		2.5%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of March 31, 2023.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ —	$2,539,867	$ —	$ 2,539,867
Applications Software	—	—	216,599	216,599
Auto Manufacturers	9,807,046	2,835,626	—	12,642,672
Commercial Services	3,197,436	450,315	—	3,647,751
Computer Graphics	—	—	118,637	118,637
Diversified Financial Services	16,944,753	—	744,423	17,689,176
E-Commerce/Services	—	—	124,986	124,986
Electronics	—	1,116,883	—	1,116,883
Entertainment Software	—	—	1,234,192	1,234,192
Software	61,033,448	—	25,208	61,058,656
Other Industries	168,513,620	—	—	168,513,620
Convertible Preferred Stocks	—	—	3,732,941	3,732,941
Short-Term Investments	586,514	—	—	586,514
Total Investments at Value	$260,082,817	$6,942,691	$6,196,986	$273,222,494
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2022	$ 3,747,609	$ 5,625,976
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	10,295	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(1,233,619)	(1,962,185)
Net purchases	1,230	69,150
Net sales	(61,470)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	__
Balance as of March 31, 2023	$ 2,464,045	$ 3,732,941
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2023 includes:
Common Stocks	Convertible Preferred Securities
$(1,206,874)	$(1,962,185)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2023.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,450,791	Market Approach	Transaction Price*	$20.13-$690.65 ($590.5433)#
	$124,986	Market Approach	EBITDA Multiple*	22.65x
			Gross Merchandise Value ("GMV") Multiple*	0.3x
			Discount for Lack of Marketability	10.00%
	$118,637	Market Approach	Primary Transaction Price*	$1,704.18
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.00%
	$744,423	Market Approach	Exchange Rate Utilized HKD to USD	6.9874
			Price to Earnings Multiple*	12.5x
			Sales Multiple*	3.4x
			Dividend Yield	4.98%
			Discount for Lack of Marketability	10.00%
	$25,208	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$500,123	Market Approach	Transaction Price*	$50.63
	$61,701	Market Approach	Transaction Price*	$369.79
			Revenue Multiple*	17.3x
			Gross Profit Multiple*	22.6x
	$292,263	Market Approach	EBITDA Multiple*	22.7x
			Gross Merchandise Value ("GMV") Multiple*	0.3x
			Discount for Lack of Marketability	10.00%
	$16,554	Market Approach	Primary Transaction Price*	$1,704.18
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.00%
	$177,278	Market Approach	Primary Transaction Price*	$187.28
			Sales Multiple*	5.8x
			Gross Profit Multiple*	7.0x
			Discount for Lack of Marketability	10.00%
	$330,968	Market Approach	Primary Transaction Price*	$64.42
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Discount for Lack of Marketability	10.00%
	$275,325	Market Approach	Primary Transaction Price*	$41.27
			Sales Multiple*	6.2x
			Projected EBITDA Multiple*	4.3x
			Discount for Cost of Capital/Risk	30.00%
			Discount for Lack of Marketability	10.00%
	$231,889	Market Approach	Primary Transaction Price*	$91.72
			Sales Multiple*	6.5x
			Discount for Cost of Capital/Risk	25.00%
			Discount for Lack of Marketability	10.00%
	$1,048,337	Market Approach	Sales Multiple*	5.5x
			Discount for Lack of Marketability	10.00%
	$798,503	Income	Discounted Cash Flow Rate	25.00%
			Discount for Lack of Marketability	10.00%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Software	18.8%
Internet	18.1
Computers	9.4
Semiconductors	7.1
Biotechnology	4.6
Retail	4.2
Diversified Financial Services	4.0
Pharmaceuticals	3.9
Commercial Services	3.1
Healthcare-Products	2.7
Healthcare-Services	2.3
Oil & Gas	2.2
Chemicals	2.1
Auto Manufacturers	1.8
Advertising	1.8
Beverages	1.5
Cosmetics/Personal Care	1.2
Unaffiliated Investment Companies	1.0
REITS	0.8
Food	0.8
Transportation	0.8
Machinery-Diversified	0.7
Insurance	0.6
Apparel	0.5
Aerospace/Defense	0.5
Electronics	0.5
Machinery-Construction & Mining	0.5
Environmental Control	0.4
Energy-Alternate Sources	0.3
Building Materials	0.3
Pipelines	0.3
Agriculture	0.3
Mining	0.2
Telecommunications	0.2
Auto Parts & Equipment	0.2
Short-Term Investments	0.2
Entertainment	0.2
Distribution/Wholesale	0.2
Electric	0.2
Iron/Steel	0.1
Lodging	0.1
Repurchase Agreements	0.1
Oil & Gas Services	0.1
Miscellaneous Manufacturing	0.1
Household Products/Wares	0.1
99.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 1.8%
Trade Desk, Inc., Class A†	105,703	$ 6,438,370
Aerospace/Defense — 0.5%
Boeing Co.†	2,872	610,099
General Dynamics Corp.	798	182,111
L3Harris Technologies, Inc.	637	125,005
Lockheed Martin Corp.	1,079	510,076
Northrop Grumman Corp.	693	319,972
TransDigm Group, Inc.	163	120,139
		1,867,402
Agriculture — 0.3%
Altria Group, Inc.	6,211	277,135
Archer-Daniels-Midland Co.	1,793	142,830
Bunge, Ltd.	411	39,259
Philip Morris International, Inc.	5,601	544,697
		1,003,921
Apparel — 0.5%
NIKE, Inc., Class B	16,390	2,010,070
Auto Manufacturers — 1.8%
Cummins, Inc.	482	115,140
Tesla, Inc.†	31,584	6,552,417
		6,667,557
Auto Parts & Equipment — 0.2%
Aptiv PLC†	7,132	800,139
Beverages — 1.5%
Brown-Forman Corp., Class B	673	43,254
Coca-Cola Co.	38,907	2,413,401
Constellation Brands, Inc., Class A	608	137,341
Keurig Dr Pepper, Inc.	2,842	100,266
Monster Beverage Corp.†	19,952	1,077,607
PepsiCo, Inc.	9,213	1,679,530
		5,451,399
Biotechnology — 4.6%
Alnylam Pharmaceuticals, Inc.†	3,433	687,699
Amgen, Inc.	3,572	863,531
Argenx SE ADR†	2,213	824,519
Biogen, Inc.†	452	125,670
BioMarin Pharmaceutical, Inc.†	9,449	918,821
Corteva, Inc.	3,291	198,480
Gilead Sciences, Inc.	17,798	1,476,700
Illumina, Inc.†	20,443	4,754,020
Incyte Corp.†	1,238	89,470
Moderna, Inc.†	2,210	339,412
Regeneron Pharmaceuticals, Inc.†	719	590,781
Royalty Pharma PLC, Class A	125,760	4,531,133
Sarepta Therapeutics, Inc.†	6,332	872,739
Vertex Pharmaceuticals, Inc.†	1,719	541,605
		16,814,580
Building Materials — 0.3%
Martin Marietta Materials, Inc.	2,482	881,259
Masco Corp.	1,070	53,200
Vulcan Materials Co.	524	89,898
		1,024,357
Chemicals — 2.1%
Air Products & Chemicals, Inc.	1,485	426,507
Albemarle Corp.	784	173,295
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
CF Industries Holdings, Inc.	1,313	$ 95,179
FMC Corp.	842	102,833
Linde PLC	6,938	2,466,043
Mosaic Co.	2,277	104,469
Sherwin-Williams Co.	20,189	4,537,882
		7,906,208
Commercial Services — 3.1%
Adyen NV*†	3,372	5,346,699
Automatic Data Processing, Inc.	2,772	617,130
Block, Inc.†	36,258	2,489,112
Cintas Corp.	341	157,774
CoStar Group, Inc.†	16,199	1,115,301
Equifax, Inc.	402	81,542
FleetCor Technologies, Inc.†	262	55,243
Gartner, Inc.†	528	172,006
MarketAxess Holdings, Inc.	123	48,129
Moody's Corp.	496	151,786
PayPal Holdings, Inc.†	12,790	971,272
Quanta Services, Inc.	956	159,308
Rollins, Inc.	1,549	58,134
Verisk Analytics, Inc.	481	92,285
		11,515,721
Computers — 9.4%
Accenture PLC, Class A	9,168	2,620,306
Apple, Inc.	188,336	31,056,606
EPAM Systems, Inc.†	262	78,338
Fortinet, Inc.†	4,337	288,237
Leidos Holdings, Inc.	595	54,776
Zscaler, Inc.†	2,752	321,516
		34,419,779
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	3,073	230,936
Estee Lauder Cos., Inc., Class A	3,754	925,211
Procter & Gamble Co.	23,108	3,435,928
		4,592,075
Distribution/Wholesale — 0.2%
Copart, Inc.†	2,868	215,702
Fastenal Co.	1,871	100,922
Pool Corp.	165	56,502
WW Grainger, Inc.	301	207,332
		580,458
Diversified Financial Services — 4.0%
American Express Co.	1,951	321,818
Ameriprise Financial, Inc.	704	215,776
Cboe Global Markets, Inc.	475	63,764
Charles Schwab Corp.	22,235	1,164,669
Discover Financial Services	1,036	102,398
Intercontinental Exchange, Inc.	24,058	2,509,009
Mastercard, Inc., Class A	16,429	5,970,463
Nasdaq, Inc.	1,452	79,381
Raymond James Financial, Inc.	1,297	120,971
Visa, Inc., Class A	18,074	4,074,964
		14,623,213
Electric — 0.2%
AES Corp.	2,636	63,475
NRG Energy, Inc.	724	24,826
PG&E Corp.†	10,771	174,167

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Sempra Energy	1,262	$ 190,764
WEC Energy Group, Inc.	1,097	103,985
		557,217
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	768	111,613
Electronics — 0.5%
Agilent Technologies, Inc.	1,187	164,210
Amphenol Corp., Class A	16,784	1,371,588
Keysight Technologies, Inc.†	644	103,993
Mettler-Toledo International, Inc.†	96	146,900
		1,786,691
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	4,276	899,157
First Solar, Inc.†	664	144,420
SolarEdge Technologies, Inc.†	374	113,678
		1,157,255
Entertainment — 0.2%
Live Nation Entertainment, Inc.†	8,691	608,370
Environmental Control — 0.4%
Republic Services, Inc.	756	102,226
Waste Connections, Inc.	7,985	1,110,474
Waste Management, Inc.	1,466	239,207
		1,451,907
Food — 0.8%
Campbell Soup Co.	792	43,544
General Mills, Inc.	2,682	229,204
Hershey Co.	984	250,339
Hormel Foods Corp.	1,394	55,593
Kellogg Co.	942	63,076
Lamb Weston Holdings, Inc.	963	100,653
McCormick & Co., Inc.	21,084	1,754,400
Mondelez International, Inc., Class A	8,557	596,594
		3,093,403
Gas — 0.0%
Atmos Energy Corp.	585	65,731
Hand/Machine Tools — 0.0%
Snap-on, Inc.	202	49,872
Healthcare-Products — 2.7%
Abbott Laboratories	6,066	614,243
Bio-Techne Corp.	505	37,466
Boston Scientific Corp.†	39,540	1,978,186
Danaher Corp.	5,520	1,391,261
Hologic, Inc.†	1,649	133,074
IDEXX Laboratories, Inc.†	272	136,022
Insulet Corp.†	3,396	1,083,188
Intuitive Surgical, Inc.†	6,719	1,716,503
ResMed, Inc.	530	116,065
Thermo Fisher Scientific, Inc.	2,624	1,512,395
Waters Corp.†	2,251	696,977
West Pharmaceutical Services, Inc.	1,846	639,584
		10,054,964
Healthcare-Services — 2.3%
Catalent, Inc.†	9,060	595,333
Elevance Health, Inc.	1,598	734,776
HCA Healthcare, Inc.	766	201,979
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.	2,482	$ 1,204,912
IQVIA Holdings, Inc.†	597	118,737
Molina Healthcare, Inc.†	391	104,589
Quest Diagnostics, Inc.	490	69,325
UnitedHealth Group, Inc.	11,302	5,341,212
		8,370,863
Home Builders — 0.0%
D.R. Horton, Inc.	1,045	102,086
Household Products/Wares — 0.1%
Clorox Co.	372	58,865
Kimberly-Clark Corp.	1,083	145,360
		204,225
Insurance — 0.6%
Aon PLC, Class A	907	285,968
Arch Capital Group, Ltd.†	2,474	167,910
Arthur J. Gallagher & Co.	908	173,710
Brown & Brown, Inc.	927	53,228
Chubb, Ltd.	1,583	307,387
Everest Re Group, Ltd.	152	54,419
Globe Life, Inc.	424	46,649
Marsh & McLennan Cos., Inc.	2,119	352,920
Principal Financial Group, Inc.	928	68,969
Progressive Corp.	3,913	559,794
Travelers Cos., Inc.	835	143,127
W.R. Berkley Corp.	1,363	84,860
		2,298,941
Internet — 18.1%
Airbnb, Inc., Class A†	22,215	2,763,546
Alphabet, Inc., Class A†	80,847	8,386,259
Alphabet, Inc., Class C†	66,077	6,872,008
Amazon.com, Inc.†	154,256	15,933,102
CDW Corp.	571	111,282
Chewy, Inc., Class A†	104,223	3,895,856
DoorDash, Inc., Class A†	97,332	6,186,422
Etsy, Inc.†	6,533	727,319
Gen Digital, Inc.	2,017	34,612
MercadoLibre, Inc.†	2,248	2,962,999
Meta Platforms, Inc., Class A†	13,430	2,846,354
Shopify, Inc., Class A†	134,668	6,455,984
Snap, Inc., Class A†	28,787	322,702
Uber Technologies, Inc.†	287,672	9,119,203
VeriSign, Inc.†	300	63,399
		66,681,047
Iron/Steel — 0.1%
Nucor Corp.	1,693	261,518
Steel Dynamics, Inc.	1,116	126,175
		387,693
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	855	120,444
Marriott International, Inc., Class A	917	152,258
		272,702
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	7,564	1,730,946
Machinery-Diversified — 0.7%
Deere & Co.	3,636	1,501,232

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
IDEX Corp.	287	$ 66,306
Rockwell Automation, Inc.	3,632	1,065,810
		2,633,348
Media — 0.0%
FactSet Research Systems, Inc.	153	63,509
Mining — 0.2%
Freeport-McMoRan, Inc.	22,284	911,638
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.	947	230,547
Oil & Gas — 2.2%
APA Corp.	2,151	77,565
Chevron Corp.	11,900	1,941,604
ConocoPhillips	8,187	812,232
Coterra Energy, Inc.	5,275	129,448
Devon Energy Corp.	4,373	221,318
Diamondback Energy, Inc.	1,230	166,259
EOG Resources, Inc.	3,930	450,496
EQT Corp.	2,455	78,339
Exxon Mobil Corp.	27,548	3,020,914
Hess Corp.	1,857	245,755
Marathon Oil Corp.	4,249	101,806
Marathon Petroleum Corp.	1,458	196,582
Occidental Petroleum Corp.	4,864	303,660
Pioneer Natural Resources Co.	1,589	324,537
		8,070,515
Oil & Gas Services — 0.1%
Schlumberger NV	5,036	247,268
Pharmaceuticals — 3.9%
AbbVie, Inc.	11,830	1,885,347
AstraZeneca PLC ADR	20,237	1,404,650
Bristol-Myers Squibb Co.	14,223	985,796
Cigna Group	979	250,164
Dexcom, Inc.†	2,585	300,325
Eli Lilly & Co.	12,505	4,294,467
Johnson & Johnson	10,844	1,680,820
McKesson Corp.	422	150,253
Merck & Co., Inc.	16,961	1,804,481
Pfizer, Inc.	37,551	1,532,081
		14,288,384
Pipelines — 0.3%
Cheniere Energy, Inc.	2,934	462,399
ONEOK, Inc.	2,990	189,985
Targa Resources Corp.	1,514	110,446
Williams Cos., Inc.	8,148	243,299
		1,006,129
REITS — 0.8%
American Tower Corp.	6,930	1,416,076
Equinix, Inc.	1,469	1,059,208
Extra Space Storage, Inc.	448	72,992
Iron Mountain, Inc.	1,226	64,868
Public Storage	656	198,204
SBA Communications Corp.	405	105,733
VICI Properties, Inc.	3,827	124,837
Weyerhaeuser Co.	2,794	84,183
		3,126,101
Security Description	Shares or Principal Amount	Value

Retail — 4.2%
AutoZone, Inc.†	125	$ 307,269
Chipotle Mexican Grill, Inc.†	511	872,936
Costco Wholesale Corp.	1,959	973,368
Dollar General Corp.	1,495	314,638
Dollar Tree, Inc.†	1,391	199,678
Domino's Pizza, Inc.	109	35,956
Floor & Decor Holdings, Inc., Class A†	31,367	3,080,867
Genuine Parts Co.	678	113,436
Home Depot, Inc.	3,614	1,066,564
Lowe's Cos., Inc.	2,791	558,116
Lululemon Athletica, Inc.†	4,521	1,646,503
McDonald's Corp.	8,442	2,360,468
O'Reilly Automotive, Inc.†	417	354,025
RH†	2,648	644,920
Ross Stores, Inc.	14,383	1,526,468
Starbucks Corp.	3,921	408,294
TJX Cos., Inc.	4,947	387,647
Tractor Supply Co.	739	173,694
Ulta Beauty, Inc.†	341	186,073
Yum! Brands, Inc.	1,199	158,364
		15,369,284
Semiconductors — 7.1%
Advanced Micro Devices, Inc.†	5,825	570,908
Analog Devices, Inc.	1,594	314,369
Applied Materials, Inc.	5,640	692,761
ASML Holding NV	7,933	5,400,072
Broadcom, Inc.	1,677	1,075,863
KLA Corp.	4,468	1,783,492
Lam Research Corp.	903	478,698
Marvell Technology, Inc.	42,344	1,833,495
Microchip Technology, Inc.	1,795	150,385
Monolithic Power Systems, Inc.	299	149,662
NVIDIA Corp.	40,953	11,375,515
NXP Semiconductors NV	1,023	190,764
ON Semiconductor Corp.†	5,167	425,347
QUALCOMM, Inc.	7,459	951,619
Teradyne, Inc.	511	54,938
Texas Instruments, Inc.	3,819	710,372
		26,158,260
Software — 18.8%
Activision Blizzard, Inc.	2,811	240,593
Adobe, Inc.†	3,414	1,315,653
Atlassian Corp., Class A†	3,688	631,275
Autodesk, Inc.†	794	165,279
Bill.com Holdings, Inc.†	34,383	2,789,837
Broadridge Financial Solutions, Inc.	378	55,403
Cadence Design Systems, Inc.†	1,835	385,515
Cloudflare, Inc., Class A†	114,540	7,062,536
Datadog, Inc., Class A†	23,647	1,718,191
Electronic Arts, Inc.	1,185	142,733
Fair Isaac Corp.†	168	118,052
Fiserv, Inc.†	2,931	331,291
HubSpot, Inc.†	1,120	480,200
Intuit, Inc.	996	444,047
Jack Henry & Associates, Inc.	488	73,551
Microsoft Corp.	80,600	23,236,980
MSCI, Inc.	2,251	1,259,862
Oracle Corp.	20,702	1,923,630
Paychex, Inc.	1,224	140,258
Paycom Software, Inc.†	323	98,195
PTC, Inc.†	712	91,300

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ROBLOX Corp., Class A†	144,170	$ 6,484,767
Salesforce, Inc.†	11,101	2,217,758
ServiceNow, Inc.†	4,742	2,203,702
Snowflake, Inc., Class A†	57,382	8,853,469
Synopsys, Inc.†	1,019	393,589
Tyler Technologies, Inc.†	131	46,458
Veeva Systems, Inc., Class A†	13,411	2,464,808
ZoomInfo Technologies, Inc.†	151,093	3,733,508
		69,102,440
Telecommunications — 0.2%
Arista Networks, Inc.†	1,656	277,976
Motorola Solutions, Inc.	615	175,970
T-Mobile US, Inc.†	2,694	390,199
		844,145
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	426	42,331
CSX Corp.	6,751	202,125
Expeditors International of Washington, Inc.	1,065	117,278
JB Hunt Transport Services, Inc.	555	97,380
Old Dominion Freight Line, Inc.	5,651	1,926,087
Union Pacific Corp.	2,046	411,778
		2,796,979
Total Common Stocks (cost $315,973,776)		359,549,322
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
SPDR Portfolio S&P 500 Growth ETF (cost $3,258,602)	62,170	3,441,731
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: USD 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	21,432,215	77,477
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	18,456,396	8,582
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	23,014,189	20,299
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: USD 7.87; Counterparty: Goldman Sachs International)	185,195	123
Total Purchased Options (cost $296,152)		106,481
Total Long-Term Investment Securities (cost $319,528,530)		363,097,534
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.45%(1)	669,726	$ 669,726
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2)	$ 100,000	97,638
Total Short-Term Investments (cost $767,662)		767,364
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $265,365 and collateralized by $255,100 of United States Treasury Notes, bearing interest at 4.00% due 11/15/2052 and having an approximate value of $270,652 (cost $265,334)	265,334	265,334
TOTAL INVESTMENTS (cost $320,561,526)(3)	99.1%	364,130,232
Other assets less liabilities	0.9	3,357,019
NET ASSETS	100.0%	$367,487,251
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $5,346,699 representing 1.5% of net assets.
(1)	The rate shown is the 7-day yield as of March 31, 2023.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	June 2023	$395,148	$413,776	$18,628
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 6,169,022	$5,346,699	$—	$ 11,515,721
Other Industries	348,033,601	—	—	348,033,601
Unaffiliated Investment Companies	3,441,731	—	—	3,441,731
Purchased Options	—	106,481	—	106,481
Short-Term Investments:
U.S. Government	—	97,638	—	97,638
Other Short-Term Investments	669,726	—	—	669,726
Repurchase Agreements	—	265,334	—	265,334
Total Investments at Value	$358,314,080	$5,816,152	$—	$364,130,232
Other Financial Instruments:†
Futures Contracts	$ 18,628	$ —	$—	$ 18,628
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Banks	9.0%
Pharmaceuticals	7.7
Software	6.3
Insurance	5.4
Electric	5.2
Telecommunications	4.5
Internet	4.4
Healthcare-Products	4.1
Retail	3.7
Oil & Gas	3.3
Semiconductors	3.2
Aerospace/Defense	3.1
REITS	3.1
Healthcare-Services	2.9
Cosmetics/Personal Care	2.5
Diversified Financial Services	2.5
Food	2.4
Commercial Services	1.9
Computers	1.8
Media	1.4
Chemicals	1.4
Transportation	1.3
Unaffiliated Investment Companies	1.3
Packaging & Containers	1.3
Electronics	1.3
Building Materials	1.2
Household Products/Wares	1.2
Miscellaneous Manufacturing	1.0
Electrical Components & Equipment	0.9
Beverages	0.9
Private Equity	0.9
Agriculture	0.7
Machinery-Diversified	0.7
Repurchase Agreements	0.6
Home Builders	0.5
Distribution/Wholesale	0.5
Oil & Gas Services	0.5
Real Estate	0.5
Auto Manufacturers	0.5
Auto Parts & Equipment	0.5
Machinery-Construction & Mining	0.5
Gas	0.5
Airlines	0.5
Advertising	0.5
Apparel	0.4
Food Service	0.2
Lodging	0.2
Biotechnology	0.2
Environmental Control	0.1
Mining	0.1
Pipelines	0.1
Leisure Time	0.1
Water	0.1
99.6%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	4,469	$ 166,425
Omnicom Group, Inc.	24,479	2,309,349
		2,475,774
Aerospace/Defense — 3.1%
Boeing Co.†	6,468	1,373,997
General Dynamics Corp.	11,222	2,560,973
Howmet Aerospace, Inc.	4,235	179,437
L3Harris Technologies, Inc.	11,394	2,235,959
Lockheed Martin Corp.	758	358,329
Northrop Grumman Corp.	463	213,776
Raytheon Technologies Corp.	104,039	10,188,539
TransDigm Group, Inc.	316	232,908
		17,343,918
Agriculture — 0.7%
Altria Group, Inc.	9,858	439,864
Archer-Daniels-Midland Co.	34,729	2,766,512
Bunge, Ltd.	1,017	97,144
Philip Morris International, Inc.	8,202	797,644
		4,101,164
Airlines — 0.5%
Alaska Air Group, Inc.†	1,467	61,555
American Airlines Group, Inc.†	7,484	110,389
Delta Air Lines, Inc.†	7,376	257,570
Southwest Airlines Co.	60,324	1,962,943
United Airlines Holdings, Inc.†	3,760	166,380
		2,558,837
Apparel — 0.4%
NIKE, Inc., Class B	14,328	1,757,186
Ralph Lauren Corp.	473	55,185
Tapestry, Inc.	2,715	117,043
VF Corp.	3,800	87,058
		2,016,472
Auto Manufacturers — 0.5%
Cummins, Inc.	796	190,149
Ford Motor Co.	45,034	567,428
General Motors Co.	47,299	1,734,927
PACCAR, Inc.	6,004	439,493
		2,931,997
Auto Parts & Equipment — 0.5%
Aptiv PLC†	3,116	349,584
BorgWarner, Inc.	2,693	132,253
Gentex Corp.	85,803	2,405,058
		2,886,895
Banks — 9.0%
Bank of America Corp.	80,278	2,295,951
Bank of New York Mellon Corp.	85,472	3,883,848
Citigroup, Inc.	22,278	1,044,615
Citizens Financial Group, Inc.	5,665	172,046
Comerica, Inc.	1,506	65,390
Fifth Third Bancorp	7,860	209,390
First Republic Bank	2,137	29,897
Goldman Sachs Group, Inc.	3,895	1,274,093
Huntington Bancshares, Inc.	16,598	185,898
JPMorgan Chase & Co.	123,198	16,053,931
KeyCorp	10,735	134,402
M&T Bank Corp.	29,905	3,575,741
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley	53,434	$ 4,691,505
Northern Trust Corp.	18,751	1,652,526
PNC Financial Services Group, Inc.	27,103	3,444,791
Regions Financial Corp.	10,743	199,390
State Street Corp.	4,014	303,820
Truist Financial Corp.	163,826	5,586,467
US Bancorp	98,187	3,539,641
Wells Fargo & Co.	43,828	1,638,291
Zions Bancorp NA	1,721	51,510
		50,033,143
Beverages — 0.9%
Brown-Forman Corp., Class B	947	60,864
Coca-Cola Co.	15,668	971,886
Constellation Brands, Inc., Class A	822	185,682
Keurig Dr Pepper, Inc.	69,141	2,439,294
Molson Coors Beverage Co., Class B	2,162	111,732
PepsiCo, Inc.	7,220	1,316,206
		5,085,664
Biotechnology — 0.2%
Biogen, Inc.†	878	244,110
Bio-Rad Laboratories, Inc., Class A†	248	118,797
Corteva, Inc.	2,542	153,308
Illumina, Inc.†	1,809	420,683
		936,898
Building Materials — 1.2%
Carrier Global Corp.	9,595	438,971
Fortune Brands Innovations, Inc.	38,615	2,267,859
Johnson Controls International PLC	51,866	3,123,370
Martin Marietta Materials, Inc.	714	253,513
Masco Corp.	751	37,340
Mohawk Industries, Inc.†	607	60,834
Trane Technologies PLC	2,635	484,787
Vulcan Materials Co.	627	107,568
		6,774,242
Chemicals — 1.4%
Akzo Nobel NV	22,520	1,757,736
Axalta Coating Systems, Ltd.†	69,186	2,095,644
Celanese Corp.	1,147	124,897
Dow, Inc.	8,108	444,481
DuPont de Nemours, Inc.	5,269	378,156
Eastman Chemical Co.	1,366	115,208
Ecolab, Inc.	2,850	471,760
International Flavors & Fragrances, Inc.	2,933	269,719
Linde PLC	2,209	785,167
LyondellBasell Industries NV, Class A	2,921	274,253
PPG Industries, Inc.	2,703	361,067
Sherwin-Williams Co.	2,712	609,576
		7,687,664
Commercial Services — 1.9%
Automatic Data Processing, Inc.	8,680	1,932,428
Cintas Corp.	407	188,311
Equifax, Inc.	719	145,842
FleetCor Technologies, Inc.†	399	84,129
Global Payments, Inc.	25,028	2,633,947
H&R Block, Inc.	67,715	2,386,954
MarketAxess Holdings, Inc.	221	86,475
Moody's Corp.	960	293,779
PayPal Holdings, Inc.†	13,013	988,207

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Robert Half International, Inc.	1,239	$ 99,826
S&P Global, Inc.	3,786	1,305,299
United Rentals, Inc.	798	315,817
Verisk Analytics, Inc.	971	186,296
		10,647,310
Computers — 1.8%
Accenture PLC, Class A	17,807	5,089,419
Amdocs, Ltd.	20,740	1,991,662
Cognizant Technology Solutions Corp., Class A	5,855	356,745
DXC Technology Co.†	2,619	66,942
EPAM Systems, Inc.†	212	63,388
Hewlett Packard Enterprise Co.	14,743	234,856
HP, Inc.	9,941	291,768
International Business Machines Corp.	10,399	1,363,205
Leidos Holdings, Inc.	550	50,633
NetApp, Inc.	2,480	158,348
Seagate Technology Holdings PLC	2,209	146,059
Western Digital Corp.†	3,673	138,362
		9,951,387
Cosmetics/Personal Care — 2.5%
Colgate-Palmolive Co.	49,382	3,711,057
Estee Lauder Cos., Inc., Class A	2,665	656,816
Procter & Gamble Co.	24,602	3,658,071
Unilever PLC ADR	116,003	6,024,036
		14,049,980
Distribution/Wholesale — 0.5%
Fastenal Co.	3,349	180,645
LKQ Corp.	49,178	2,791,343
Pool Corp.	166	56,845
		3,028,833
Diversified Financial Services — 2.5%
American Express Co.	3,492	576,005
Ameriprise Financial, Inc.	5,502	1,686,363
BlackRock, Inc.	4,822	3,226,497
Capital One Financial Corp.	4,386	421,758
Cboe Global Markets, Inc.	403	54,099
Charles Schwab Corp.	32,407	1,697,479
CME Group, Inc.	4,138	792,510
Discover Financial Services	1,290	127,503
Franklin Resources, Inc.	3,280	88,363
Intercontinental Exchange, Inc.	6,428	670,376
Invesco, Ltd.	5,231	85,788
LPL Financial Holdings, Inc.	7,741	1,566,778
Nasdaq, Inc.	1,404	76,757
Raymond James Financial, Inc.	23,748	2,214,976
Synchrony Financial	5,027	146,185
T. Rowe Price Group, Inc.	2,580	291,282
		13,722,719
Electric — 5.2%
AES Corp.	3,150	75,852
Alliant Energy Corp.	2,887	154,166
Ameren Corp.	2,974	256,924
American Electric Power Co., Inc.	5,910	537,751
CenterPoint Energy, Inc.	7,241	213,320
CMS Energy Corp.	3,350	205,623
Consolidated Edison, Inc.	4,082	390,525
Security Description	Shares or Principal Amount	Value

Electric (continued)
Constellation Energy Corp.	3,761	$ 295,238
Dominion Energy, Inc.	9,584	535,841
DTE Energy Co.	2,228	244,055
Duke Energy Corp.	65,991	6,366,152
Edison International	31,708	2,238,268
Entergy Corp.	2,340	252,112
Evergy, Inc.	2,640	161,357
Eversource Energy	22,555	1,765,154
Exelon Corp.	75,106	3,146,190
FirstEnergy Corp.	6,247	250,255
NextEra Energy, Inc.	22,856	1,761,740
NRG Energy, Inc.	1,404	48,143
Pinnacle West Capital Corp.	24,513	1,942,410
PPL Corp.	8,469	235,354
Public Service Enterprise Group, Inc.	5,739	358,401
Sempra Energy	19,501	2,947,771
Southern Co.	12,522	871,281
WEC Energy Group, Inc.	1,741	165,029
Xcel Energy, Inc.	50,366	3,396,683
		28,815,595
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	1,321	191,981
Emerson Electric Co.	57,115	4,977,001
Generac Holdings, Inc.†	729	78,739
		5,247,721
Electronics — 1.3%
Agilent Technologies, Inc.	1,361	188,281
Allegion PLC	1,010	107,797
Fortive Corp.	4,059	276,702
Garmin, Ltd.	1,764	178,023
Honeywell International, Inc.	7,685	1,468,757
Keysight Technologies, Inc.†	944	152,437
Mettler-Toledo International, Inc.†	89	136,189
nVent Electric PLC	46,780	2,008,733
TE Connectivity, Ltd.	17,705	2,322,011
Trimble, Inc.†	2,837	148,715
		6,987,645
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,457	171,212
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,468	120,463
Live Nation Entertainment, Inc.†	1,640	114,800
		235,263
Environmental Control — 0.1%
Pentair PLC	1,892	104,571
Republic Services, Inc.	1,063	143,739
Waste Management, Inc.	1,752	285,874
		534,184
Food — 2.4%
Campbell Soup Co.	946	52,011
Conagra Brands, Inc.	87,421	3,283,533
General Mills, Inc.	2,170	185,448
Hormel Foods Corp.	933	37,208
J.M. Smucker Co.	1,227	193,093
Kellogg Co.	1,325	88,722
Koninklijke Ahold Delhaize NV	66,191	2,264,092
Kraft Heinz Co.	9,158	354,140
Kroger Co.	7,492	369,880

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
McCormick & Co., Inc.	1,413	$ 117,576
Mondelez International, Inc., Class A	83,323	5,809,280
Sysco Corp.	5,838	450,869
Tyson Foods, Inc., Class A	3,285	194,866
		13,400,718
Food Service — 0.2%
Sodexo SA	12,899	1,260,155
Forest Products & Paper — 0.0%
International Paper Co.	4,091	147,521
Gas — 0.5%
Atmos Energy Corp.	22,262	2,501,359
NiSource, Inc.	4,671	130,601
		2,631,960
Hand/Machine Tools — 0.0%
Snap-on, Inc.	263	64,932
Stanley Black & Decker, Inc.	1,702	137,147
		202,079
Healthcare-Products — 4.1%
Abbott Laboratories	9,626	974,729
Align Technology, Inc.†	836	279,341
Baxter International, Inc.	5,805	235,451
Bio-Techne Corp.	941	69,813
Boston Scientific Corp.†	51,312	2,567,139
Cooper Cos., Inc.	568	212,069
DENTSPLY SIRONA, Inc.	2,472	97,100
Edwards Lifesciences Corp.†	7,111	588,293
GE HealthCare Technologies, Inc.†	4,176	342,557
IDEXX Laboratories, Inc.†	486	243,039
Intuitive Surgical, Inc.†	2,055	524,991
Medtronic PLC	101,301	8,166,887
PerkinElmer, Inc.	1,453	193,627
ResMed, Inc.	777	170,155
STERIS PLC	1,142	218,442
Stryker Corp.	3,878	1,107,053
Teleflex, Inc.	540	136,787
West Pharmaceutical Services, Inc.	852	295,192
Zimmer Biomet Holdings, Inc.	49,866	6,442,687
		22,865,352
Healthcare-Services — 2.9%
Catalent, Inc.†	2,071	136,085
Centene Corp.†	55,368	3,499,811
Charles River Laboratories International, Inc.†	585	118,065
DaVita, Inc.†	632	51,261
Elevance Health, Inc.	6,659	3,061,875
HCA Healthcare, Inc.	1,122	295,849
Humana, Inc.	517	250,983
IQVIA Holdings, Inc.†	1,111	220,967
Laboratory Corp. of America Holdings	1,019	233,779
Quest Diagnostics, Inc.	20,316	2,874,308
UnitedHealth Group, Inc.	5,613	2,652,648
Universal Health Services, Inc., Class B	19,761	2,511,623
		15,907,254
Home Builders — 0.5%
D.R. Horton, Inc.	1,797	175,549
Lennar Corp., Class A	23,864	2,508,345
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
NVR, Inc.†	35	$ 195,027
PulteGroup, Inc.	2,595	151,236
		3,030,157
Home Furnishings — 0.0%
Whirlpool Corp.	627	82,777
Household Products/Wares — 1.2%
Avery Dennison Corp.	931	166,584
Church & Dwight Co., Inc.	2,805	247,990
Clorox Co.	781	123,585
Henkel AG & Co. KGaA (Preference Shares)	23,279	1,819,145
Kimberly-Clark Corp.	30,187	4,051,699
		6,409,003
Housewares — 0.0%
Newell Brands, Inc.	4,329	53,853
Insurance — 5.4%
Aflac, Inc.	6,440	415,509
Allstate Corp.	33,423	3,703,603
American International Group, Inc.(1)	8,546	430,376
Aon PLC, Class A	803	253,178
Arthur J. Gallagher & Co.	878	167,970
Assurant, Inc.	608	73,003
Berkshire Hathaway, Inc., Class B†	42,810	13,218,444
Brown & Brown, Inc.	1,108	63,621
Chubb, Ltd.	24,219	4,702,845
Cincinnati Financial Corp.	1,808	202,641
Everest Re Group, Ltd.	189	67,666
Globe Life, Inc.	312	34,326
Hartford Financial Services Group, Inc.	3,624	252,557
Lincoln National Corp.	1,771	39,794
Loews Corp.	2,243	130,139
Marsh & McLennan Cos., Inc.	2,050	341,427
MetLife, Inc.	83,156	4,818,059
Principal Financial Group, Inc.	1,021	75,881
Prudential Financial, Inc.	4,233	350,238
Travelers Cos., Inc.	1,223	209,634
Willis Towers Watson PLC	1,228	285,363
		29,836,274
Internet — 4.4%
Alphabet, Inc., Class A†	11,940	1,238,536
Alphabet, Inc., Class C†	29,509	3,068,936
Amazon.com, Inc.†	55,372	5,719,374
Booking Holdings, Inc.†	446	1,182,975
CDW Corp.	576	112,257
eBay, Inc.	6,242	276,958
Etsy, Inc.†	607	67,577
Expedia Group, Inc.†	1,700	164,951
F5, Inc.†	35,292	5,141,691
Gen Digital, Inc.	3,075	52,767
Match Group, Inc.†	3,213	123,347
Meta Platforms, Inc., Class A†	25,601	5,425,876
Netflix, Inc.†	5,122	1,769,549
VeriSign, Inc.†	537	113,484
		24,458,278
Leisure Time — 0.1%
Carnival Corp.†	11,526	116,989
Norwegian Cruise Line Holdings, Ltd.†	4,847	65,192
Royal Caribbean Cruises, Ltd.†	2,525	164,883
		347,064

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,594	$ 224,547
Las Vegas Sands Corp.†	3,780	217,161
Marriott International, Inc., Class A	1,516	251,717
MGM Resorts International	3,619	160,756
Wynn Resorts, Ltd.†	1,186	132,725
		986,906
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	2,394	547,843
Oshkosh Corp.	28,097	2,337,108
		2,884,951
Machinery-Diversified — 0.7%
Dover Corp.	1,607	244,168
IDEX Corp.	373	86,174
Ingersoll Rand, Inc.	4,657	270,944
Middleby Corp.†	14,556	2,134,055
Nordson Corp.	618	137,357
Otis Worldwide Corp.	4,772	402,757
Rockwell Automation, Inc.	1,320	387,354
Westinghouse Air Brake Technologies Corp.	2,092	211,417
Xylem, Inc.	2,073	217,043
		4,091,269
Media — 1.4%
Charter Communications, Inc., Class A†	1,211	433,066
Comcast Corp., Class A	48,384	1,834,237
DISH Network Corp., Class A†	2,891	26,973
FactSet Research Systems, Inc.	176	73,056
Fox Corp., Class A	3,415	116,281
Fox Corp., Class B	1,585	49,626
News Corp., Class A	4,398	75,953
News Corp., Class B	1,356	23,635
Paramount Global, Class B	5,809	129,599
Walt Disney Co.†	45,584	4,564,326
Warner Bros. Discovery, Inc.†	25,418	383,812
		7,710,564
Mining — 0.1%
Newmont Corp.	9,130	447,553
Miscellaneous Manufacturing — 1.0%
3M Co.	6,332	665,557
A.O. Smith Corp.	1,459	100,890
Eaton Corp. PLC	4,574	783,709
General Electric Co.	12,529	1,197,772
Illinois Tool Works, Inc.	1,565	380,999
Parker-Hannifin Corp.	1,475	495,762
Siemens AG	8,498	1,375,561
Teledyne Technologies, Inc.†	539	241,127
Textron, Inc.	2,401	169,583
		5,410,960
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	594	188,892
Oil & Gas — 3.3%
Chevron Corp.	11,919	1,944,704
ConocoPhillips	16,683	1,655,120
EOG Resources, Inc.	16,295	1,867,896
Exxon Mobil Corp.	48,256	5,291,753
Marathon Petroleum Corp.	2,715	366,064
Phillips 66	32,585	3,303,467
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
TotalEnergies SE ADR	54,072	$ 3,192,952
Valero Energy Corp.	4,434	618,986
		18,240,942
Oil & Gas Services — 0.5%
Baker Hughes Co.	78,807	2,274,370
Halliburton Co.	10,399	329,024
Schlumberger NV	7,677	376,941
		2,980,335
Packaging & Containers — 1.3%
Amcor PLC	17,089	194,473
Ball Corp.	3,611	199,002
Packaging Corp. of America	19,261	2,674,004
Sealed Air Corp.	42,278	1,940,983
Sonoco Products Co.	31,023	1,892,403
WestRock Co.	2,929	89,247
		6,990,112
Pharmaceuticals — 7.7%
AmerisourceBergen Corp.	1,861	297,965
AstraZeneca PLC ADR	41,518	2,881,764
Becton Dickinson & Co.	22,511	5,572,373
Cardinal Health, Inc.	2,963	223,706
Cigna Group	6,239	1,594,252
CVS Health Corp.	32,357	2,404,449
Eli Lilly & Co.	9,017	3,096,618
Henry Schein, Inc.†	34,423	2,806,851
Johnson & Johnson	66,286	10,274,330
McKesson Corp.	851	302,999
Merck & Co., Inc.	32,471	3,454,590
Organon & Co.	2,926	68,819
Pfizer, Inc.	109,030	4,448,424
Roche Holding AG	6,140	1,757,190
Roche Holding AG ADR	65,024	2,331,761
Viatris, Inc.	13,948	134,180
Zoetis, Inc.	5,361	892,285
		42,542,556
Pipelines — 0.1%
Kinder Morgan, Inc.	22,754	398,423
Private Equity — 0.9%
Ares Management Corp., Class A	34,890	2,911,222
Blackstone, Inc.	20,649	1,813,808
		4,725,030
Real Estate — 0.5%
CBRE Group, Inc., Class A†	40,560	2,953,174
REITS — 3.1%
Alexandria Real Estate Equities, Inc.	1,812	227,569
American Tower Corp.	2,517	514,324
AvalonBay Communities, Inc.	1,609	270,409
Boston Properties, Inc.	1,641	88,811
Camden Property Trust	1,267	132,832
Crown Castle, Inc.	4,980	666,523
Digital Realty Trust, Inc.	3,307	325,111
Equinix, Inc.	1,064	767,187
Equity Residential	3,917	235,020
Essex Property Trust, Inc.	743	155,391
Extra Space Storage, Inc.	770	125,456
Federal Realty Investment Trust	842	83,215
Gaming & Leisure Properties, Inc.	53,946	2,808,429

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Healthpeak Properties, Inc.	38,049	$ 835,937
Host Hotels & Resorts, Inc.	150,083	2,474,869
Invitation Homes, Inc.	6,681	208,648
Iron Mountain, Inc.	1,237	65,450
Kimco Realty Corp.	7,114	138,936
Mid-America Apartment Communities, Inc.	1,328	200,581
Prologis, Inc.	10,617	1,324,683
Public Storage	691	208,779
Realty Income Corp.	7,214	456,790
Regency Centers Corp.	1,771	108,350
SBA Communications Corp.	546	142,544
Simon Property Group, Inc.	3,761	421,119
UDR, Inc.	3,557	146,050
Ventas, Inc.	4,601	199,453
VICI Properties, Inc.	4,964	161,926
Welltower, Inc.	49,070	3,517,828
Weyerhaeuser Co.	3,624	109,191
		17,121,411
Retail — 3.7%
Advance Auto Parts, Inc.	8,471	1,030,158
Bath & Body Works, Inc.	2,627	96,096
Best Buy Co., Inc.	2,265	177,281
CarMax, Inc.†	1,818	116,861
Costco Wholesale Corp.	1,735	862,069
Darden Restaurants, Inc.	1,400	217,224
Dollar Tree, Inc.†	20,229	2,903,873
Domino's Pizza, Inc.	220	72,571
Genuine Parts Co.	454	75,959
Home Depot, Inc.	17,368	5,125,644
Lowe's Cos., Inc.	2,156	431,135
McDonald's Corp.	3,201	895,032
Ross Stores, Inc.	3,961	420,381
Starbucks Corp.	6,477	674,450
Target Corp.	5,294	876,845
TJX Cos., Inc.	4,785	374,953
Victoria's Secret & Co.†	41,038	1,401,448
Walgreens Boots Alliance, Inc.	8,234	284,732
Walmart, Inc.	30,877	4,552,814
Yum! Brands, Inc.	1,159	153,081
		20,742,607
Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	8,531	836,123
Analog Devices, Inc.	19,735	3,892,137
Applied Materials, Inc.	5,756	707,010
Broadcom, Inc.	1,923	1,233,682
Intel Corp.	47,584	1,554,569
Microchip Technology, Inc.	3,213	269,185
Micron Technology, Inc.	12,551	757,327
NXP Semiconductors NV	15,568	2,903,043
Qorvo, Inc.†	1,149	116,704
QUALCOMM, Inc.	23,736	3,028,239
Skyworks Solutions, Inc.	1,829	215,785
Teradyne, Inc.	914	98,264
Texas Instruments, Inc.	12,893	2,398,227
		18,010,295
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	458	94,815
Security Description	Shares or Principal Amount	Value

Software — 6.3%
Activision Blizzard, Inc.	3,359	$ 287,497
Adobe, Inc.†	2,791	1,075,568
Akamai Technologies, Inc.†	1,809	141,645
ANSYS, Inc.†	1,002	333,466
Autodesk, Inc.†	1,117	232,515
Broadridge Financial Solutions, Inc.	704	103,185
Ceridian HCM Holding, Inc.†	1,770	129,599
Electronic Arts, Inc.	25,389	3,058,105
Fidelity National Information Services, Inc.	6,825	370,802
Fiserv, Inc.†	2,264	255,900
Intuit, Inc.	1,519	677,216
Microsoft Corp.	84,171	24,266,499
MSCI, Inc.	395	221,077
Oracle Corp.	7,248	673,484
Paychex, Inc.	1,587	181,854
Roper Technologies, Inc.	1,220	537,642
Salesforce, Inc.†	11,502	2,297,870
Take-Two Interactive Software, Inc.†	1,824	217,603
Tyler Technologies, Inc.†	254	90,079
		35,151,606
Telecommunications — 4.5%
AT&T, Inc.	81,986	1,578,231
Cisco Systems, Inc.	220,320	11,517,228
Corning, Inc.	110,937	3,913,857
Juniper Networks, Inc.	40,244	1,385,199
Motorola Solutions, Inc.	865	247,502
T-Mobile US, Inc.†	2,180	315,751
Verizon Communications, Inc.	154,413	6,005,122
		24,962,890
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,493	80,159
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	623	61,907
CSX Corp.	12,575	376,495
FedEx Corp.	2,671	610,297
Knight-Swift Transportation Holdings, Inc.	30,639	1,733,555
Norfolk Southern Corp.	9,956	2,110,672
Union Pacific Corp.	3,519	708,234
United Parcel Service, Inc., Class B	8,394	1,628,352
		7,229,512
Water — 0.1%
American Water Works Co., Inc.	2,219	325,061
Total Common Stocks (cost $518,711,822)		543,126,985
UNAFFILIATED INVESTMENT COMPANIES — 1.3%
iShares S&P 500 Value ETF	28,600	4,340,336
iShares Russell 1000 Value ETF	17,469	2,659,830
Total Unaffiliated Investment Companies (cost $7,018,969)		7,000,166
Total Long-Term Investment Securities (cost $525,730,791)		550,127,151
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $97,936)	$100,000	97,638

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $196,555 and collateralized by $201,400 of United States Treasury Notes, bearing interest at 3.88% due 03/31/2025 and having an approximate value of $200,511	$196,532	$ 196,532
Bank of America Securities LLC Joint Repurchase Agreement(3)	605,000	605,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	590,000	590,000
BNP Paribas SA Joint Repurchase Agreement(3)	590,000	590,000
Deutsche Bank AG Joint Repurchase Agreement(3)	520,000	520,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	520,000	520,000
Total Repurchase Agreements (cost $3,021,532)		3,021,532
TOTAL INVESTMENTS (cost $528,850,259)(4)	99.6%	553,246,321
Other assets less liabilities	0.4	2,456,132
NET ASSETS	100.0%	$555,702,453
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	June 2023	$592,721	$620,662	$27,941
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	2,342,672	USD	2,878,418	06/30/2023	$—	$ (16,369)
JPMorgan Chase Bank, N.A.	EUR	9,097,812	USD	9,828,366	06/30/2023	—	(86,477)
Morgan Stanley & Co. International PLC	CHF	1,360,332	USD	1,499,644	06/30/2023	—	(1,067)
Unrealized Appreciation (Depreciation)						$—	$(103,913)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals	$ 5,929,928	$ 1,757,736	$—	$ 7,687,664
Food	11,136,626	2,264,092	—	13,400,718
Food Service	—	1,260,155	—	1,260,155
Household Products/Wares	4,589,858	1,819,145	—	6,409,003
Miscellaneous Manufacturing	4,035,399	1,375,561	—	5,410,960
Pharmaceuticals	40,785,366	1,757,190	—	42,542,556
Other Industries	466,415,929	—	—	466,415,929
Unaffiliated Investment Companies	7,000,166	—	—	7,000,166
Short-Term Investments	—	97,638	—	97,638
Repurchase Agreements	—	3,021,532	—	3,021,532
Total Investments at Value	$539,893,272	$13,353,049	$—	$553,246,321
Other Financial Instruments:†
Futures Contracts	$ 27,941	$ —	$—	$ 27,941
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 103,913	$—	$ 103,913
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Software	14.6%
Retail	8.4
Healthcare-Products	7.0
Commercial Services	6.1
Electronics	4.4
Internet	4.1
Pharmaceuticals	3.1
Semiconductors	3.0
Unaffiliated Investment Companies	3.0
Computers	3.0
Oil & Gas	2.9
Distribution/Wholesale	2.8
Telecommunications	2.3
Biotechnology	2.3
Diversified Financial Services	2.1
Building Materials	1.9
Healthcare-Services	1.9
Energy-Alternate Sources	1.8
Chemicals	1.8
Lodging	1.7
Food	1.5
Entertainment	1.5
Machinery-Diversified	1.5
Pipelines	1.3
REITS	1.3
Transportation	1.1
Repurchase Agreements	1.0
Insurance	0.9
Aerospace/Defense	0.9
Media	0.9
Home Builders	0.9
Apparel	0.9
Advertising	0.8
Beverages	0.8
Engineering & Construction	0.8
Electrical Components & Equipment	0.7
Private Equity	0.6
Miscellaneous Manufacturing	0.5
Environmental Control	0.5
Household Products/Wares	0.5
Auto Parts & Equipment	0.4
Airlines	0.4
Packaging & Containers	0.4
Food Service	0.3
Oil & Gas Services	0.3
Metal Fabricate/Hardware	0.2
Office/Business Equipment	0.1
Leisure Time	0.1
Electric	0.1
Hand/Machine Tools	0.1
Real Estate	0.1
Auto Manufacturers	0.1
Computer Data Security	0.1
Short-Term Investments	0.1
Machinery-Construction & Mining	0.1
Iron/Steel	0.1
Toys/Games/Hobbies	0.1
Shipbuilding	0.1
Agriculture	0.1
Banks	0.1
100.5%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.9%
Advertising — 0.8%
Omnicom Group, Inc.	4,100	$ 386,794
Trade Desk, Inc., Class A†	14,654	892,575
		1,279,369
Aerospace/Defense — 0.9%
Curtiss-Wright Corp.	1,941	342,121
HEICO Corp.	1,227	209,866
HEICO Corp., Class A	1,100	149,490
Hexcel Corp.	900	61,425
Howmet Aerospace, Inc.	3,541	150,032
Spirit AeroSystems Holdings, Inc., Class A	1,473	50,863
TransDigm Group, Inc.	706	520,357
		1,484,154
Agriculture — 0.1%
Darling Ingredients, Inc.†	1,264	73,818
Airlines — 0.4%
Alaska Air Group, Inc.†	3,531	148,161
Delta Air Lines, Inc.†	9,525	332,613
Southwest Airlines Co.	3,650	118,771
United Airlines Holdings, Inc.†	1,100	48,675
		648,220
Apparel — 0.9%
Deckers Outdoor Corp.†	2,853	1,282,566
Skechers USA, Inc., Class A†	1,701	80,832
Tapestry, Inc.	474	20,434
		1,383,832
Auto Manufacturers — 0.1%
Lucid Group, Inc.†	8,113	65,229
PACCAR, Inc.	1,000	73,200
		138,429
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	1,084	49,040
Aptiv PLC†	1,730	194,089
Mobileye Global, Inc., Class A†	10,196	441,181
		684,310
Banks — 0.1%
First Citizens BancShares, Inc., Class A	40	38,924
Western Alliance Bancorp	963	34,225
		73,149
Beverages — 0.8%
Boston Beer Co., Inc., Class A†	133	43,717
Brown-Forman Corp., Class A	398	25,946
Brown-Forman Corp., Class B	4,393	282,338
Celsius Holdings, Inc.†	8,373	778,186
Constellation Brands, Inc., Class A	300	67,767
Monster Beverage Corp.†	1,200	64,812
		1,262,766
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc.†	3,554	711,937
Apellis Pharmaceuticals, Inc.†	850	56,066
Argenx SE ADR†	367	136,737
BioMarin Pharmaceutical, Inc.†	900	87,516
BioNTech SE ADR	435	54,188
Bio-Rad Laboratories, Inc., Class A†	265	126,940
Blueprint Medicines Corp.†	1,200	53,988
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Certara, Inc.†	1,117	$ 26,931
Corteva, Inc.	2,600	156,806
Exelixis, Inc.†	4,120	79,969
Genmab A/S ADR†	2,416	91,228
Guardant Health, Inc.†	1,450	33,988
Horizon Therapeutics PLC†	3,063	334,296
Incyte Corp.†	3,275	236,684
Ionis Pharmaceuticals, Inc.†	1,931	69,014
Karuna Therapeutics, Inc.†	359	65,209
Legend Biotech Corp. ADR†	1,000	48,220
Maravai LifeSciences Holdings, Inc., Class A†	1,634	22,892
Novavax, Inc.†	1,277	8,850
Royalty Pharma PLC, Class A	1,681	60,567
Sarepta Therapeutics, Inc.†	2,352	324,176
Seagen, Inc.†	2,023	409,597
Ultragenyx Pharmaceutical, Inc.†	774	31,037
United Therapeutics Corp.†	1,921	430,227
		3,657,063
Building Materials — 1.9%
Armstrong World Industries, Inc.	389	27,712
Builders FirstSource, Inc.†	5,982	531,082
Carrier Global Corp.	1,200	54,900
Eagle Materials, Inc.	442	64,864
Fortune Brands Innovations, Inc.	1,550	91,031
Johnson Controls International PLC	15,698	945,334
Louisiana-Pacific Corp.	103	5,584
Martin Marietta Materials, Inc.	81	28,760
Masco Corp.	174	8,651
Masterbrand, Inc.†	656	5,274
Trane Technologies PLC	4,062	747,327
Trex Co., Inc.†	3,939	191,711
Vulcan Materials Co.	2,211	379,319
		3,081,549
Chemicals — 1.8%
Albemarle Corp.	6,812	1,505,725
Axalta Coating Systems, Ltd.†	798	24,171
CF Industries Holdings, Inc.	5,913	428,633
Chemours Co.	1,321	39,551
FMC Corp.	641	78,285
Mosaic Co.	622	28,537
Nutrien, Ltd.	850	62,773
PPG Industries, Inc.	3,562	475,812
RPM International, Inc.	847	73,892
Valvoline, Inc.	2,555	89,272
		2,806,651
Commercial Services — 6.1%
Block, Inc.†	14,147	971,192
Booz Allen Hamilton Holding Corp.	2,853	264,445
Bright Horizons Family Solutions, Inc.†	891	68,598
Cintas Corp.	2,471	1,143,282
CoStar Group, Inc.†	14,113	971,680
Driven Brands Holdings, Inc.†	54	1,637
Equifax, Inc.	1,702	345,234
Euronet Worldwide, Inc.†	1,203	134,616
FleetCor Technologies, Inc.†	2,678	564,656
FTI Consulting, Inc.†	601	118,607
Gartner, Inc.†	3,785	1,233,039
GXO Logistics, Inc.†	171	8,629
H&R Block, Inc.	1,870	65,917
MarketAxess Holdings, Inc.	1,091	426,897

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Mister Car Wash, Inc.†	858	$ 7,396
Moody's Corp.	200	61,204
Morningstar, Inc.	558	113,291
Paylocity Holding Corp.†	1,503	298,766
Quanta Services, Inc.	2,816	469,258
Ritchie Bros. Auctioneers, Inc.	1,917	107,914
Robert Half International, Inc.	1,387	111,751
Rollins, Inc.	5,104	191,553
Service Corp. International	800	55,024
Shift4 Payments, Inc., Class A†	751	56,926
Toast, Inc., Class A†	3,793	67,326
TransUnion	3,924	243,837
United Rentals, Inc.	1,077	426,233
Verisk Analytics, Inc.	4,006	768,591
WEX, Inc.†	1,064	195,659
WillScot Mobile Mini Holdings Corp.†	4,110	192,677
		9,685,835
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	49,092
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	22,624
Computers — 3.0%
Crowdstrike Holdings, Inc., Class A†	6,853	940,643
Dell Technologies, Inc., Class C	538	21,633
Endava PLC ADR†	600	40,308
EPAM Systems, Inc.†	1,429	427,271
ExlService Holdings, Inc.†	3,974	643,112
Fortinet, Inc.†	19,828	1,317,769
Genpact, Ltd.	1,402	64,801
Globant SA†	921	151,053
HP, Inc.	6,712	196,997
KBR, Inc.	3,264	179,683
Leidos Holdings, Inc.	600	55,236
NCR Corp.†	99	2,335
NetApp, Inc.	3,233	206,427
Pure Storage, Inc., Class A†	6,143	156,708
Thoughtworks Holding, Inc.†	1,285	9,458
Zscaler, Inc.†	3,401	397,339
		4,810,773
Cosmetics/Personal Care — 0.0%
Olaplex Holdings, Inc.†	1,849	7,895
Distribution/Wholesale — 2.8%
Copart, Inc.†	12,943	973,443
Core & Main, Inc., Class A†	373	8,616
Fastenal Co.	18,666	1,006,844
Ferguson PLC†	1,050	140,438
Pool Corp.	1,271	435,241
SiteOne Landscape Supply, Inc.†	1,902	260,327
Watsco, Inc.	1,059	336,931
WESCO International, Inc.	5,071	783,672
WW Grainger, Inc.	670	461,503
		4,407,015
Diversified Financial Services — 2.1%
Ameriprise Financial, Inc.	999	306,193
Apollo Global Management, Inc.	10,833	684,212
Blue Owl Capital, Inc.	11,576	128,262
Cboe Global Markets, Inc.	600	80,544
Credit Acceptance Corp.†	10	4,360
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Discover Financial Services	550	$ 54,362
LPL Financial Holdings, Inc.	2,424	490,618
Raymond James Financial, Inc.	232	21,639
Rocket Cos., Inc., Class A†	943	8,544
Tradeweb Markets, Inc., Class A	18,843	1,488,974
Upstart Holdings, Inc.†	200	3,178
UWM Holdings Corp.	1,252	6,147
Western Union Co.	1,861	20,750
		3,297,783
Electric — 0.1%
AES Corp.	1,787	43,031
Vistra Corp.	5,872	140,928
		183,959
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	450	65,398
ChargePoint Holdings, Inc.†	3,765	39,420
Generac Holdings, Inc.†	927	100,125
Littelfuse, Inc.	274	73,457
Universal Display Corp.	5,487	851,198
		1,129,598
Electronics — 4.4%
Agilent Technologies, Inc.	18,901	2,614,764
Allegion PLC	1,733	184,963
Amphenol Corp., Class A	14,421	1,178,484
Arrow Electronics, Inc.†	43	5,369
Coherent Corp.†	279	10,624
Flex, Ltd.†	43,712	1,005,813
Hubbell, Inc.	750	182,483
Jabil, Inc.	1,579	139,205
Keysight Technologies, Inc.†	3,920	633,002
Mettler-Toledo International, Inc.†	673	1,029,831
National Instruments Corp.	253	13,260
TE Connectivity, Ltd.	400	52,460
Vontier Corp.	1,463	39,999
		7,090,257
Energy-Alternate Sources — 1.8%
Enphase Energy, Inc.†	4,958	1,042,568
Enviva, Inc.	455	13,140
First Solar, Inc.†	3,387	736,673
Plug Power, Inc.†	3,840	45,005
SolarEdge Technologies, Inc.†	3,486	1,059,570
		2,896,956
Engineering & Construction — 0.8%
AECOM	119	10,034
Fluor Corp.†	20,591	636,468
MasTec, Inc.†	5,536	522,820
TopBuild Corp.†	400	83,256
		1,252,578
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	6,882
Entertainment — 1.5%
Caesars Entertainment, Inc.†	4,394	214,471
Churchill Downs, Inc.	981	252,166
DraftKings, Inc., Class A†	53,598	1,037,657
Live Nation Entertainment, Inc.†	9,280	649,600
Madison Square Garden Sports Corp.	139	27,084

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Six Flags Entertainment Corp.†	553	$ 14,771
Vail Resorts, Inc.	1,051	245,598
		2,441,347
Environmental Control — 0.5%
Clean Harbors, Inc.†	1,400	199,584
Republic Services, Inc.	2,096	283,421
Tetra Tech, Inc.	321	47,158
Waste Connections, Inc.	1,648	229,188
		759,351
Food — 1.5%
Grocery Outlet Holding Corp.†	97	2,741
Hershey Co.	3,918	996,778
Kellogg Co.	2,079	139,210
Lamb Weston Holdings, Inc.	9,647	1,008,305
Performance Food Group Co.†	4,149	250,351
Pilgrim's Pride Corp.†	361	8,368
Tyson Foods, Inc., Class A	900	53,388
		2,459,141
Food Service — 0.3%
Aramark	14,808	530,126
Gas — 0.0%
National Fuel Gas Co.	106	6,120
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	833	140,860
MSA Safety, Inc.	212	28,302
		169,162
Healthcare-Products — 7.0%
10X Genomics, Inc., Class A†	1,227	68,454
Align Technology, Inc.†	1,040	347,506
Avantor, Inc.†	10,877	229,940
Bio-Techne Corp.	5,655	419,544
Bruker Corp.	4,045	318,908
Exact Sciences Corp.†	18,993	1,287,915
Globus Medical, Inc., Class A†	77	4,361
Hologic, Inc.†	6,337	511,396
ICU Medical, Inc.†	56	9,238
IDEXX Laboratories, Inc.†	1,462	731,117
Inspire Medical Systems, Inc.†	3,851	901,404
Insulet Corp.†	7,209	2,299,383
Lantheus Holdings, Inc.†	800	66,048
Masimo Corp.†	540	99,652
Natera, Inc.†	1,350	74,952
Novocure, Ltd.†	3,405	204,777
Penumbra, Inc.†	1,097	305,723
QuidelOrtho Corp.†	736	65,570
Repligen Corp.†	1,642	276,447
ResMed, Inc.	4,150	908,808
Shockwave Medical, Inc.†	4,332	939,307
STERIS PLC	275	52,602
Tandem Diabetes Care, Inc.†	887	36,021
Teleflex, Inc.	201	50,915
Waters Corp.†	879	272,165
West Pharmaceutical Services, Inc.	1,911	662,104
		11,144,257
Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc.†	796	57,511
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
agilon health, Inc.†	2,627	$ 62,391
Amedisys, Inc.†	501	36,849
Catalent, Inc.†	1,749	114,927
Centene Corp.†	1,031	65,169
Charles River Laboratories International, Inc.†	1,670	337,039
Chemed Corp.	77	41,407
DaVita, Inc.†	827	67,078
Ginkgo Bioworks Holdings, Inc.†	2,468	3,282
IQVIA Holdings, Inc.†	5,456	1,085,144
Medpace Holdings, Inc.†	3,714	698,418
Molina Healthcare, Inc.†	1,736	464,363
Sotera Health Co.†	1,470	26,328
Syneos Health, Inc.†	267	9,510
Teladoc Health, Inc.†	229	5,931
		3,075,347
Home Builders — 0.9%
D.R. Horton, Inc.	2,460	240,317
Lennar Corp., Class A	5,252	552,038
NVR, Inc.†	84	468,064
PulteGroup, Inc.	1,319	76,871
Toll Brothers, Inc.	849	50,966
		1,388,256
Household Products/Wares — 0.5%
Avery Dennison Corp.	1,670	298,813
Church & Dwight Co., Inc.	2,237	197,773
Clorox Co.	1,520	240,525
		737,111
Housewares — 0.0%
Scotts Miracle-Gro Co.	205	14,297
Insurance — 0.9%
Arch Capital Group, Ltd.†	1,713	116,261
Arthur J. Gallagher & Co.	2,628	502,763
Assurant, Inc.	398	47,788
Brown & Brown, Inc.	267	15,331
Erie Indemnity Co., Class A	276	63,938
Everest Re Group, Ltd.	179	64,086
Hartford Financial Services Group, Inc.	6,400	446,016
Lincoln National Corp.	522	11,729
Markel Corp.†	45	57,483
RenaissanceRe Holdings, Ltd.	350	70,119
Ryan Specialty Holdings, Inc.†	2,723	109,574
		1,505,088
Internet — 4.0%
CDW Corp.	4,262	830,621
Chewy, Inc., Class A†	1,538	57,490
DoorDash, Inc., Class A†	3,291	209,176
eBay, Inc.	1,050	46,589
Etsy, Inc.†	8,792	978,813
Expedia Group, Inc.†	2,194	212,884
Gen Digital, Inc.	2,923	50,159
GoDaddy, Inc., Class A†	321	24,948
Lyft, Inc., Class A†	3,880	35,968
Match Group, Inc.†	8,568	328,926
Okta, Inc.†	12,829	1,106,373
Opendoor Technologies, Inc.†	1,912	3,365
Palo Alto Networks, Inc.†	1,475	294,616
Pinterest, Inc., Class A†	1,865	50,859
Roku, Inc.†	513	33,766

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Shopify, Inc., Class A†	1,500	$ 71,910
Spotify Technology SA†	13,720	1,833,266
TripAdvisor, Inc.†	123	2,443
VeriSign, Inc.†	445	94,042
Wayfair, Inc., Class A†	745	25,583
Wix.com, Ltd.†	638	63,672
Zillow Group, Inc., Class A†	51	2,229
Zillow Group, Inc., Class C†	143	6,359
		6,364,057
Iron/Steel — 0.1%
Steel Dynamics, Inc.	1,000	113,060
Leisure Time — 0.1%
Brunswick Corp.	187	15,334
Norwegian Cruise Line Holdings, Ltd.†	460	6,187
Planet Fitness, Inc., Class A†	915	71,068
Polaris, Inc.	607	67,152
YETI Holdings, Inc.†	1,283	51,320
		211,061
Lodging — 1.7%
Choice Hotels International, Inc.	478	56,017
Hilton Worldwide Holdings, Inc.	8,424	1,186,689
Las Vegas Sands Corp.†	17,776	1,021,231
MGM Resorts International	5,100	226,542
Travel & Leisure Co.	853	33,438
Wyndham Hotels & Resorts, Inc.	896	60,793
Wynn Resorts, Ltd.†	696	77,889
		2,662,599
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,730	109,059
Vertiv Holdings Co.	714	10,218
		119,277
Machinery-Diversified — 1.5%
AGCO Corp.	122	16,494
Cognex Corp.	3,907	193,592
Graco, Inc.	2,513	183,474
IDEX Corp.	476	109,970
Middleby Corp.†	855	125,352
Nordson Corp.	199	44,230
Otis Worldwide Corp.	1,557	131,411
Rockwell Automation, Inc.	2,309	677,576
Toro Co.	7,390	821,472
Westinghouse Air Brake Technologies Corp.	600	60,636
Xylem, Inc.	373	39,053
		2,403,260
Media — 0.9%
Cable One, Inc.	53	37,206
Endeavor Group Holdings, Inc., Class A†	2,400	57,432
FactSet Research Systems, Inc.	1,318	547,089
Fox Corp., Class B	6,900	216,039
Liberty Broadband Corp., Class A†	121	9,937
Liberty Broadband Corp., Class C†	825	67,402
Liberty Media Corp.-Liberty Formula One, Series A†	35	2,362
Liberty Media Corp.-Liberty Formula One, Series C†	334	24,993
Liberty Media Corp.-Liberty SiriusXM, Series A†	310	8,708
Security Description	Shares or Principal Amount	Value

Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series C†	640	$ 17,914
Nexstar Media Group, Inc.	49	8,460
Warner Bros. Discovery, Inc.†	25,767	389,082
World Wrestling Entertainment, Inc., Class A	640	58,406
		1,445,030
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	926	77,979
Valmont Industries, Inc.	843	269,153
		347,132
Mining — 0.0%
MP Materials Corp.†	1,350	38,056
Royal Gold, Inc.	63	8,172
		46,228
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	1,499	103,656
Axon Enterprise, Inc.†	1,828	411,026
Carlisle Cos., Inc.	645	145,815
Donaldson Co., Inc.	304	19,863
Parker-Hannifin Corp.	432	145,200
		825,560
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	705	224,190
Oil & Gas — 2.9%
Antero Resources Corp.†	2,747	63,428
APA Corp.	1,400	50,484
Coterra Energy, Inc.	8,603	211,117
Devon Energy Corp.	11,383	576,094
Diamondback Energy, Inc.	7,357	994,446
Hess Corp.	5,831	771,674
Magnolia Oil & Gas Corp., Class A	2,100	45,948
Matador Resources Co.	800	38,120
Ovintiv, Inc.	2,600	93,808
PDC Energy, Inc.	700	44,926
Pioneer Natural Resources Co.	3,437	701,973
Range Resources Corp.	2,312	61,199
Southwestern Energy Co.†	1,162	5,810
Texas Pacific Land Corp.	85	144,587
Venture Global LNG, Inc. Series B†(1)(2)	3	51,385
Venture Global LNG, Inc. Series C†(1)(2)	42	719,393
		4,574,392
Oil & Gas Services — 0.3%
Halliburton Co.	15,657	495,387
Packaging & Containers — 0.4%
Ardagh Metal Packaging SA	725	2,958
Ball Corp.	2,632	145,050
Berry Global Group, Inc.	873	51,420
Crown Holdings, Inc.	1,509	124,809
Graphic Packaging Holding Co.	3,508	89,419
Sealed Air Corp.	4,318	198,239
		611,895
Pharmaceuticals — 3.1%
AmerisourceBergen Corp.	2,426	388,427
Ascendis Pharma A/S ADR†	560	60,043
Dexcom, Inc.†	25,517	2,964,565

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC†	3,345	$ 489,474
McKesson Corp.	1,791	637,685
Neurocrine Biosciences, Inc.†	3,258	329,775
		4,869,969
Pipelines — 1.3%
Cheniere Energy, Inc.	7,897	1,244,567
New Fortress Energy, Inc.	820	24,133
ONEOK, Inc.	747	47,464
Targa Resources Corp.	11,328	826,378
		2,142,542
Private Equity — 0.6%
Ares Management Corp., Class A	11,876	990,933
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,289	166,662
REITS — 1.3%
Alexandria Real Estate Equities, Inc.	350	43,957
Apartment Income REIT Corp.	180	6,446
Camden Property Trust	130	13,629
CubeSmart	8,300	383,626
Equity LifeStyle Properties, Inc.	4,170	279,932
Extra Space Storage, Inc.	235	38,289
Iron Mountain, Inc.	3,217	170,211
Lamar Advertising Co., Class A	3,135	313,155
Rexford Industrial Realty, Inc.	1,100	65,615
SBA Communications Corp.	1,007	262,897
Simon Property Group, Inc.	4,604	515,510
		2,093,267
Retail — 8.4%
Advance Auto Parts, Inc.	70	8,513
AutoZone, Inc.†	538	1,322,485
Best Buy Co., Inc.	921	72,087
BJ's Wholesale Club Holdings, Inc.†	6,158	468,439
Burlington Stores, Inc.†	1,585	320,328
CarMax, Inc.†	272	17,484
Carvana Co.†	1,552	15,194
Casey's General Stores, Inc.	325	70,349
Chipotle Mexican Grill, Inc.†	1,221	2,085,822
Darden Restaurants, Inc.	3,190	494,960
Dollar Tree, Inc.†	1,813	260,256
Domino's Pizza, Inc.	886	292,265
Five Below, Inc.†	1,862	383,516
Floor & Decor Holdings, Inc., Class A†	3,036	298,196
Freshpet, Inc.†	378	25,020
Genuine Parts Co.	167	27,941
Leslie's, Inc.†	2,321	25,554
Lululemon Athletica, Inc.†	3,472	1,264,468
Nordstrom, Inc.	1,423	23,152
Ollie's Bargain Outlet Holdings, Inc.†	1,147	66,457
O'Reilly Automotive, Inc.†	1,000	848,980
Papa John's International, Inc.	692	51,852
Restaurant Brands International, Inc.	2,392	160,599
RH†	341	83,050
Ross Stores, Inc.	12,990	1,378,629
Tractor Supply Co.	3,968	932,639
Ulta Beauty, Inc.†	3,324	1,813,807
Victoria's Secret & Co.†	863	29,471
Wendy's Co.	2,537	55,256
Security Description	Shares or Principal Amount	Value

Retail (continued)
Williams-Sonoma, Inc.	1,780	$ 216,555
Yum! Brands, Inc.	1,633	215,687
		13,329,011
Semiconductors — 3.0%
Allegro MicroSystems, Inc.†	986	47,318
Analog Devices, Inc.	1	197
Entegris, Inc.	5,539	454,253
GlobalFoundries, Inc.†	228	16,457
KLA Corp.	270	107,776
Lattice Semiconductor Corp.†	4,041	385,916
Marvell Technology, Inc.	1,833	79,369
Microchip Technology, Inc.	14,015	1,174,177
MKS Instruments, Inc.	6,144	544,481
Monolithic Power Systems, Inc.	1,452	726,784
ON Semiconductor Corp.†	8,729	718,571
Silicon Laboratories, Inc.†	350	61,282
Skyworks Solutions, Inc.	650	76,687
Synaptics, Inc.†	300	33,345
Teradyne, Inc.	3,863	415,311
		4,841,924
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	429	88,812
Software — 14.3%
Alteryx, Inc., Class A†	893	52,544
ANSYS, Inc.†	1,422	473,242
AppLovin Corp., Class A†	4,756	74,907
Aspen Technology, Inc.†	879	201,177
Bentley Systems, Inc., Class B	5,324	228,879
Bill.com Holdings, Inc.†	750	60,855
Black Knight, Inc.†	1,903	109,537
Broadridge Financial Solutions, Inc.	3,407	499,364
Cadence Design Systems, Inc.†	7,646	1,606,348
CCC Intelligent Solutions Holdings, Inc.†	986	8,844
Ceridian HCM Holding, Inc.†	2,057	150,614
Cloudflare, Inc., Class A†	4,208	259,465
Confluent, Inc., Class A†	2,949	70,982
Databricks, Inc.(1)(2)	2,067	124,020
Datadog, Inc., Class A†	7,965	578,737
Definitive Healthcare Corp.†	260	2,686
Descartes Systems Group, Inc.†	1,500	120,915
DocuSign, Inc.†	22,793	1,328,832
DoubleVerify Holdings, Inc.†	3,849	116,047
Doximity, Inc., Class A†	775	25,095
Dropbox, Inc., Class A†	3,719	80,405
Dynatrace, Inc.†	4,711	199,275
Elastic NV†	1,151	66,643
Electronic Arts, Inc.	1,102	132,736
Fair Isaac Corp.†	806	566,368
Five9, Inc.†	1,041	75,254
HubSpot, Inc.†	1,379	591,246
Informatica, Inc., Class A†	3,394	55,662
Jack Henry & Associates, Inc.	1,080	162,778
Jamf Holding Corp.†	844	16,390
Magic Leap, Inc., Class A†(1)(2)	9	104
Manhattan Associates, Inc.†	1,820	281,827
MongoDB, Inc.†	2,087	486,521
MSCI, Inc.	1,850	1,035,426
nCino, Inc†	2,495	61,826
New Relic, Inc.†	793	59,705
Nutanix, Inc., Class A†	1,780	46,262

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Palantir Technologies, Inc., Class A†	27,372	$ 231,293
Paychex, Inc.	9,850	1,128,711
Paycom Software, Inc.†	6,672	2,028,355
Paycor HCM, Inc.†	2,100	55,692
Pegasystems, Inc.	615	29,815
Playtika Holding Corp.†	1,231	13,861
Procore Technologies, Inc.†	1,777	111,294
PTC, Inc.†	3,324	426,237
RingCentral, Inc., Class A†	1,268	38,890
ROBLOX Corp., Class A†	6,657	299,432
Samsara, Inc.†	4,000	78,880
SentinelOne, Inc., Class A†	4,716	77,154
Smartsheet, Inc., Class A†	1,891	90,390
Snowflake, Inc., Class A†	400	61,716
Splunk, Inc.†	2,421	232,125
SS&C Technologies Holdings, Inc.	1,208	68,216
Synopsys, Inc.†	4,379	1,691,389
Take-Two Interactive Software, Inc.†	3,486	415,880
Tanium Class B†(1)(2)	1,910	8,423
Teradata Corp.†	825	33,231
Twilio, Inc., Class A†	980	65,297
Tyler Technologies, Inc.†	1,328	470,962
UiPath, Inc., Class A†	516	9,061
Unity Software, Inc.†	2,364	76,688
Veeva Systems, Inc., Class A†	13,420	2,466,462
Workday, Inc., Class A†	7,904	1,632,492
Workiva, Inc.†	650	66,566
Zoom Video Communications, Inc., Class A†	1,843	136,087
ZoomInfo Technologies, Inc.†	29,662	732,948
		22,789,065
Telecommunications — 2.3%
Arista Networks, Inc.†	20,718	3,477,723
Corning, Inc.	646	22,791
Motorola Solutions, Inc.	750	214,598
Ubiquiti, Inc.	18	4,890
		3,720,002
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	5,504	101,329
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	464	46,108
Expeditors International of Washington, Inc.	1,429	157,361
JB Hunt Transport Services, Inc.	2,543	446,195
Landstar System, Inc.	898	160,975
Old Dominion Freight Line, Inc.	2,903	989,459
RXO, Inc.†	128	2,514
XPO, Inc.†	116	3,700
		1,806,312
Total Common Stocks (cost $142,125,570)		153,027,116
CONVERTIBLE PREFERRED STOCKS — 0.5%
Advertising — 0.0%
Zeenk, Inc., Series B†(1)(2)	6,300	0
Computer Data Security — 0.1%
Snyk, Ltd. Series F†(1)(2)	7,164	82,286
Security Description	Shares or Principal Amount	Value

Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	$ 1,104
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	8,362
Socure, Inc. Series A1†(1)(2)	918	6,867
Socure, Inc. Series B†(1)(2)	17	127
Socure, Inc. Series E†(1)(2)	2,127	15,910
		31,266
Internet — 0.1%
DataRobot, Inc. Series G†(1)(2)	2,952	11,247
Rappi, Inc. Series E†(1)(2)	1,959	70,544
		81,791
Software — 0.3%
Databricks, Inc. Series F†(1)(2)	5,040	302,400
Databricks, Inc. Series G†(1)(2)	486	29,160
Databricks, Inc. Series H†(1)(2)	1,092	65,520
Tanium, Inc. Series G†(1)(2)	32,619	143,850
		540,930
Total Convertible Preferred Stocks (cost $782,440)		737,377
UNAFFILIATED INVESTMENT COMPANIES — 3.0%
iShares Russell Midcap Growth Index Fund	41,910	3,815,906
Vanguard Mid-Cap Growth ETF	5,263	1,025,706
Total Unaffiliated Investment Companies (cost $4,671,110)		4,841,612
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	14,858	0
Total Long-Term Investment Securities (cost $147,579,120)		158,606,105
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(3)	83,788	83,788
T. Rowe Price Government Reserve Fund 4.82%(3)	102	102
		83,890
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(4)	$ 45,000	43,937
Total Short-Term Investments (cost $127,961)		127,827

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $134,289 and collateralized by $136,900 of United States Treasury Notes, bearing interest at 3.63% due 03/31/2030 and having an approximate value of $136,986	$134,273	$ 134,273
Bank of America Securities LLC Joint Repurchase Agreement(5)	325,000	325,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	310,000	310,000
BNP Paribas SA Joint Repurchase Agreement(5)	310,000	310,000
Deutsche Bank AG Joint Repurchase Agreement(5)	275,000	275,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	275,000	275,000
Total Repurchase Agreements (cost $1,629,273)		1,629,273
TOTAL INVESTMENTS (cost $149,336,354)(6)	100.5%	160,363,205
Other assets less liabilities	(0.5)	(773,533)
NET ASSETS	100.0%	$159,589,672
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$ 22,624	$ 551.80	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	124,020	60.00	0.1
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Magic Leap, Inc., Class A	12/28/2015	9	$114,566	$ 104	$ 11.52	0.0%
Snyk, Ltd.	06/25/2021	4,274	61,309	49,092	11.49	0.0
Socure, Inc.	12/22/2021	920	14,783	6,882	7.48	0.0
Tanium Class B	09/24/2020	1,910	21,765	8,423	4.41	0.0
Venture Global LNG, Inc. Series B	03/08/2018	3	9,060	51,385	17,128.40	0.0
Venture Global LNG, Inc.
Series C	10/16/2017	39	147,069
Series C	03/08/2018	3	9,060
		42	156,129	719,393	17,128.40	0.4
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,104	551.80	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	302,400	60.00	0.2
Databricks, Inc. Series G	02/01/2021	486	28,734	29,160	60.00	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	65,520	60.00	0.0
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	11,247	3.81	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	70,544	36.01	0.1
Snyk, Ltd. Series F	08/26/2015	7,164	102,205	82,286	11.49	0.1
Socure, Inc. Series A	12/22/2021	1,118	17,965	8,362	7.48	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	6,867	7.48	0.0
Socure, Inc. Series B	12/22/2021	17	273	127	7.48	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	15,910	7.48	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	143,850	4.41	0.1
Zeenk, Inc., Series B	03/16/2015	6,300	68,786	0	0.00	0.0
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	14,858	0	0	0.00	0.0
				$1,719,300		1.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of March 31, 2023.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	June 2023	$246,992	$252,970	$5,978
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$ —	$ —	$ 49,092	$ 49,092
Computer Graphics	—	—	22,624	22,624
Enterprise Software / Services	—	—	6,882	6,882
Oil & Gas	3,803,614	—	770,778	4,574,392
Packaging & Containers	608,937	2,958	—	611,895
Software	22,656,518	—	132,547	22,789,065
Other Industries	124,973,166	—	—	124,973,166
Convertible Preferred Stocks	—	—	737,377	737,377
Unaffiliated Investment Companies	4,841,612	—	—	4,841,612
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	43,937	—	43,937
Other Short-Term Investments	83,890	—	—	83,890
Repurchase Agreements	—	1,629,273	—	1,629,273
Total Investments at Value	$156,967,737	$1,676,168	$1,719,300	$160,363,205
Other Financial Instruments:†
Futures Contracts	$ 5,978	$ —	$ —	$ 5,978
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2022	$531,823	$1,011,669	$0
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	-	-	-
Realized Loss	-	-	-
Change in unrealized appreciation (1)	512,751	31,149	-
Change in unrealized depreciation (1)	(62,651)	(305,441)	-
Net Purchases	-	-	-
Net Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of March 31, 2023	$981,923	$ 737,377	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2023 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$450,100	$(274,292)	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2023.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$49,092	Market Approach	Transaction Price*	$11.4861
	$124,020	Market Approach	Pending Secondary Transaction Price*	$60.0000
	$22,624	Market Approach	Primary Transaction Price*	$1,704.1800
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.0%
	$6,882	Market Approach	Primary Transaction Price*	$16.0700
			Sales Multiple*	14.3x
			Gross Profit Multiple*	18.4x
			Discount for Lack of Marketability	10.0%
	$8,423	Market Approach	Sales Multiple*	5.6x
			Gross Profit Multiple*	6.6x
			Billings Multiple*	5.4x
			Discount for Lack of Marketability	10.0%
	$770,778	Market Approach	EBITDA Multiple*	9.45x
			Discount for Lack of Marketability	10.0%
	$104	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$82,286	Market Approach	Transaction Price*	$11.4861
	$397,080	Market Approach	Pending Secondary Transaction Price*	$60.0000
	$1,104	Market Approach	Primary Transaction Price*	$1,704.1800
			Sales Multiple*	9.2x
			Gross Profit Multiple*	11.7x
			Discount for Lack of Marketability	10.0%
	$70,544	Market Approach	Primary Transaction Price*	$64.4231
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Discount for Lack of Marketability	10.0%
	$31,266	Market Approach	Primary Transaction Price*	$16.0700
			Sales Multiple*	14.3x
			Gross Profit Multiple*	18.4x
			Discount for Lack of Marketability	10.0%
	$143,850	Market Approach	Sales Multiple*	5.6x
			Gross Profit Multiple*	6.6x
			Billings Multiple*	5.4x
			Discount for Lack of Marketability	10.0%
	$11,247	Market Approach	Sales Multiple*	3.9x
			Gross Profit Multiple*	4.9x
			Discount for Lack of Marketability	10.0%
	$0	Income	Estimated Future Cash Distribution*	$0.00
Warrants	$0	Income	Estimated Future Cash Distribution*	$0.00
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
REITS	7.7%
Electric	7.2
Insurance	6.8
Banks	4.5
Healthcare-Products	3.6
Food	3.4
Building Materials	3.3
Diversified Financial Services	3.1
Commercial Services	3.0
Oil & Gas	2.9
Computers	2.8
Healthcare-Services	2.8
Retail	2.7
Chemicals	2.5
Machinery-Diversified	2.2
Telecommunications	2.0
Packaging & Containers	2.0
Miscellaneous Manufacturing	2.0
Media	1.9
Semiconductors	1.9
Oil & Gas Services	1.8
Short-Term Investments	1.7
Electronics	1.6
Aerospace/Defense	1.5
Apparel	1.5
Software	1.5
Hand/Machine Tools	1.4
Pharmaceuticals	1.4
Auto Manufacturers	1.3
Transportation	1.2
Biotechnology	1.1
Pipelines	1.0
Beverages	1.0
Mining	1.0
Airlines	0.9
Unaffiliated Investment Companies	0.9
Entertainment	0.8
Internet	0.7
Household Products/Wares	0.6
Home Builders	0.6
Food Service	0.6
Auto Parts & Equipment	0.6
Environmental Control	0.6
Distribution/Wholesale	0.6
Leisure Time	0.5
Lodging	0.5
Repurchase Agreements	0.5
Housewares	0.5
Iron/Steel	0.4
Agriculture	0.4
Gas	0.3
Office/Business Equipment	0.3
Real Estate	0.3
Toys/Games/Hobbies	0.2
Electrical Components & Equipment	0.2
Investment Companies	0.2
Water	0.2
Private Equity	0.2
Advertising	0.2
Engineering & Construction	0.2
Energy-Alternate Sources	0.2
Home Furnishings	0.1
Shipbuilding	0.1
Forest Products & Paper	0.1

Machinery-Construction & Mining	0.1%
Metal Fabricate/Hardware	0.1
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	3,905	$ 145,422
Omnicom Group, Inc.	2,018	190,378
		335,800
Aerospace/Defense — 1.5%
Curtiss-Wright Corp.	385	67,860
HEICO Corp.	29	4,960
HEICO Corp., Class A	50	6,795
Hexcel Corp.	843	57,535
Howmet Aerospace, Inc.	18,304	775,541
L3Harris Technologies, Inc.	2,244	440,363
Mercury Systems, Inc.†	495	25,304
Rolls-Royce Holdings PLC†	372,236	687,490
Spirit AeroSystems Holdings, Inc., Class A	21,855	754,653
TransDigm Group, Inc.	316	232,908
		3,053,409
Agriculture — 0.4%
Bunge, Ltd.	6,837	653,070
Darling Ingredients, Inc.†	1,499	87,542
		740,612
Airlines — 0.9%
Alaska Air Group, Inc.†	6,822	286,251
American Airlines Group, Inc.†	6,500	95,875
Copa Holdings SA, Class A	286	26,412
Delta Air Lines, Inc.†	9,702	338,794
JetBlue Airways Corp.†	3,227	23,492
Southwest Airlines Co.	29,816	970,213
United Airlines Holdings, Inc.†	3,283	145,273
		1,886,310
Apparel — 1.5%
Capri Holdings, Ltd.†	1,234	57,998
Carter's, Inc.	375	26,970
Columbia Sportswear Co.	362	32,667
Deckers Outdoor Corp.†	32	14,386
Hanesbrands, Inc.	3,508	18,452
PVH Corp.	5,618	500,901
Ralph Lauren Corp.	9,712	1,133,099
Skechers USA, Inc., Class A†	12,730	604,930
Tapestry, Inc.	2,056	88,634
Under Armour, Inc., Class A†	1,896	17,993
Under Armour, Inc., Class C†	1,911	16,301
Urban Outfitters, Inc.†	9,302	257,851
VF Corp.	12,030	275,607
		3,045,789
Auto Manufacturers — 1.3%
Cummins, Inc.	1,419	338,971
General Motors Co.	18,848	691,345
Lucid Group, Inc.†	357	2,870
PACCAR, Inc.	20,151	1,475,053
Rivian Automotive, Inc., Class A†	5,231	80,976
		2,589,215
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	193	8,731
Aptiv PLC†	5,236	587,427
BorgWarner, Inc.	2,349	115,360
Gentex Corp.	2,365	66,291
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Lear Corp.	3,368	$ 469,802
QuantumScape Corp.†	2,594	21,219
		1,268,830
Banks — 4.5%
Bank of Hawaii Corp.	394	20,520
Bank of New York Mellon Corp.	7,395	336,029
Bank OZK	1,125	38,475
BOK Financial Corp.	292	24,648
Citizens Financial Group, Inc.	4,914	149,238
Columbia Banking System, Inc.	17,339	371,401
Comerica, Inc.	1,315	57,097
Commerce Bancshares, Inc.	1,144	66,752
Cullen/Frost Bankers, Inc.	587	61,835
East West Bancorp, Inc.	6,320	350,760
Fifth Third Bancorp	48,806	1,300,192
First Citizens BancShares, Inc., Class A	83	80,767
First Hawaiian, Inc.	1,285	26,510
First Horizon Corp.	5,325	94,678
First Republic Bank	1,865	26,091
FNB Corp.	3,601	41,772
Huntington Bancshares, Inc.	14,445	161,784
KeyCorp	9,353	117,100
M&T Bank Corp.	5,862	700,919
Northern Trust Corp.	8,265	728,394
PacWest Bancorp	1,169	11,374
Pinnacle Financial Partners, Inc.	754	41,591
Popular, Inc.	12,920	741,737
Prosperity Bancshares, Inc.	6,120	376,502
Regions Financial Corp.	29,033	538,852
State Street Corp.	18,675	1,413,511
Synovus Financial Corp.	1,449	44,673
Webster Financial Corp.	19,418	765,458
Western Alliance Bancorp	413	14,678
Wintrust Financial Corp.	603	43,989
Zions Bancorp NA	8,371	250,544
		8,997,871
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	5	1,644
Brown-Forman Corp., Class A	189	12,321
Brown-Forman Corp., Class B	761	48,909
Coca-Cola Europacific Partners PLC	7,672	454,106
Constellation Brands, Inc., Class A	3,521	795,359
Molson Coors Beverage Co., Class B	1,762	91,060
Monster Beverage Corp.†	10,508	567,537
		1,970,936
Biotechnology — 1.1%
Biogen, Inc.†	1,443	401,197
BioMarin Pharmaceutical, Inc.†	1,858	180,672
Bio-Rad Laboratories, Inc., Class A†	215	102,989
Certara, Inc.†	414	9,982
Corteva, Inc.	17,287	1,042,579
Exelixis, Inc.†	432	8,385
Horizon Therapeutics PLC†	156	17,026
Incyte Corp.†	248	17,923
Ionis Pharmaceuticals, Inc.†	115	4,110
Maravai LifeSciences Holdings, Inc., Class A†	7,449	104,360
Mirati Therapeutics, Inc.†	449	16,694
Royalty Pharma PLC, Class A	3,743	134,860

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.†	148	$ 5,935
United Therapeutics Corp.†	449	100,558
		2,147,270
Building Materials — 3.3%
Armstrong World Industries, Inc.	2,092	149,034
AZEK Co., Inc.†	1,119	26,341
Builders FirstSource, Inc.†	4,522	401,463
Carrier Global Corp.	8,414	384,941
Eagle Materials, Inc.	62	9,099
Fortune Brands Innovations, Inc.	10,808	634,754
Hayward Holdings, Inc.†	678	7,946
Johnson Controls International PLC	13,829	832,782
Lennox International, Inc.	321	80,661
Louisiana-Pacific Corp.	646	35,020
Martin Marietta Materials, Inc.	570	202,384
Masco Corp.	13,124	652,525
Masterbrand, Inc.†	842	6,770
MDU Resources Group, Inc.	2,033	61,966
Mohawk Industries, Inc.†	5,188	519,941
Owens Corning	939	89,956
Summit Materials, Inc., Class A†	26,334	750,256
Trane Technologies PLC	4,183	769,588
Vulcan Materials Co.	5,686	975,490
		6,590,917
Chemicals — 2.5%
Albemarle Corp.	571	126,214
Ashland, Inc.	4,803	493,316
Axalta Coating Systems, Ltd.†	20,282	614,342
Celanese Corp.	4,658	507,210
Chemours Co.	588	17,605
DuPont de Nemours, Inc.	13,543	971,981
Eastman Chemical Co.	8,538	720,095
Element Solutions, Inc.	2,269	43,814
FMC Corp.	834	101,856
Huntsman Corp.	1,834	50,178
International Flavors & Fragrances, Inc.	7,012	644,823
LyondellBasell Industries NV, Class A	2,586	242,800
Mosaic Co.	3,002	137,732
NewMarket Corp.	58	21,169
Olin Corp.	1,227	68,098
PPG Industries, Inc.	1,113	148,675
RPM International, Inc.	1,219	106,346
Westlake Corp.	332	38,505
		5,054,759
Commercial Services — 3.0%
ADT, Inc.	2,103	15,205
Affirm Holdings, Inc.†	2,226	25,087
Ashtead Group PLC	7,143	437,638
Avis Budget Group, Inc.†	257	50,064
Bright Horizons Family Solutions, Inc.†	8,721	671,430
Cintas Corp.	59	27,298
Clarivate PLC†	4,750	44,602
CoStar Group, Inc.†	3,479	239,529
Driven Brands Holdings, Inc.†	590	17,883
Dun & Bradstreet Holdings, Inc.	22,770	267,320
Equifax, Inc.	611	123,935
Euronet Worldwide, Inc.†	118	13,204
FleetCor Technologies, Inc.†	4,130	870,810
FTI Consulting, Inc.†	196	38,681
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.	12,124	$ 1,275,930
Grand Canyon Education, Inc.†	309	35,195
GXO Logistics, Inc.†	947	47,786
H&R Block, Inc.	267	9,412
Hertz Global Holdings, Inc.†	1,834	29,876
ManpowerGroup, Inc.	506	41,760
Mister Car Wash, Inc.†	223	1,922
Morningstar, Inc.	24	4,873
Quanta Services, Inc.	3,440	573,241
Ritchie Bros. Auctioneers, Inc.	121	6,811
Robert Half International, Inc.	125	10,071
Rollins, Inc.	173	6,493
SEACOR Marine Holdings, Inc.†	16,180	123,130
Service Corp. International	1,505	103,514
Strategic Education, Inc.	6,397	574,642
TransUnion	1,517	94,266
U-Haul Holding Co.	91	5,428
U-Haul Holding Co. (Non-Voting)	815	42,258
United Rentals, Inc.	380	150,389
WEX, Inc.†	121	22,251
WillScot Mobile Mini Holdings Corp.†	958	44,911
		6,046,845
Computers — 2.8%
Amdocs, Ltd.	7,704	739,815
CACI International, Inc., Class A†	233	69,033
Check Point Software Technologies, Ltd.†	1,982	257,660
Crane Holdings Co.	474	53,799
Dell Technologies, Inc., Class C	2,014	80,983
DXC Technology Co.†	2,315	59,172
Genpact, Ltd.	848	39,195
Hewlett Packard Enterprise Co.	12,938	206,102
HP, Inc.	5,352	157,081
KBR, Inc.	17,126	942,786
Kyndryl Holdings, Inc.†	2,057	30,361
Leidos Holdings, Inc.	8,214	756,181
Lumentum Holdings, Inc.†	686	37,051
NCR Corp.†	1,225	28,898
Pure Storage, Inc., Class A†	2,800	71,428
Science Applications International Corp.	553	59,425
Seagate Technology Holdings PLC	4,339	286,895
Western Digital Corp.†	45,119	1,699,633
		5,575,498
Cosmetics/Personal Care — 0.0%
Coty, Inc., Class A†	3,536	42,644
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	485	11,203
LKQ Corp.	18,336	1,040,751
SiteOne Landscape Supply, Inc.†	176	24,089
Univar Solutions, Inc.†	1,618	56,679
Watsco, Inc.	156	49,633
WESCO International, Inc.	211	32,608
		1,214,963
Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	376	53,550
Air Lease Corp.	1,045	41,142
Ally Financial, Inc.	3,003	76,546
Ameriprise Financial, Inc.	383	117,389
Apollo Global Management, Inc.	10,789	681,433
Cboe Global Markets, Inc.	4,570	613,477

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Coinbase Global, Inc., Class A†	1,607	$ 108,585
Credit Acceptance Corp.†	60	26,162
Discover Financial Services	5,539	547,475
Evercore, Inc., Class A	3,435	396,330
Franklin Resources, Inc.	2,872	77,372
Interactive Brokers Group, Inc., Class A	935	77,194
Invesco, Ltd.	18,376	301,366
Janus Henderson Group PLC	1,368	36,444
Jefferies Financial Group, Inc.	1,991	63,194
Lazard, Ltd., Class A	833	27,581
Nasdaq, Inc.	3,461	189,213
OneMain Holdings, Inc.	14,162	525,127
Raymond James Financial, Inc.	8,656	807,345
Rocket Cos., Inc., Class A†	503	4,557
SEI Investments Co.	1,034	59,507
SLM Corp.	35,532	440,241
SoFi Technologies, Inc.†	8,107	49,209
Stifel Financial Corp.	1,028	60,745
Synchrony Financial	4,384	127,487
T. Rowe Price Group, Inc.	2,214	249,961
TPG, Inc.	8,696	255,054
Tradeweb Markets, Inc., Class A	399	31,529
Upstart Holdings, Inc.†	574	9,121
UWM Holdings Corp.	86	422
Virtu Financial, Inc., Class A	949	17,936
Western Union Co.	2,488	27,741
		6,100,435
Electric — 7.2%
AES Corp.	31,471	757,822
Alliant Energy Corp.	2,523	134,728
Ameren Corp.	11,990	1,035,816
Avangrid, Inc.	713	28,434
Brookfield Renewable Corp., Class A	1,285	44,911
CenterPoint Energy, Inc.	39,013	1,149,323
CMS Energy Corp.	11,736	720,356
Consolidated Edison, Inc.	3,573	341,829
Constellation Energy Corp.	3,287	258,029
DTE Energy Co.	1,942	212,727
Edison International	9,473	668,699
Entergy Corp.	2,043	220,113
Evergy, Inc.	12,038	735,763
Eversource Energy	9,224	721,870
FirstEnergy Corp.	39,290	1,573,957
Hawaiian Electric Industries, Inc.	1,095	42,048
IDACORP, Inc.	506	54,815
NRG Energy, Inc.	2,135	73,209
OGE Energy Corp.	2,009	75,659
PG&E Corp.†	156,687	2,533,629
Pinnacle West Capital Corp.	7,845	621,638
PPL Corp.	7,419	206,174
Public Service Enterprise Group, Inc.	15,016	937,749
Sempra Energy	3,553	537,071
Vistra Corp.	1,672	40,128
WEC Energy Group, Inc.	3,176	301,053
Xcel Energy, Inc.	5,490	370,246
		14,397,796
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	322	58,839
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
AMETEK, Inc.	2,320	$ 337,166
Littelfuse, Inc.	243	65,146
		461,151
Electronics — 1.6%
Agilent Technologies, Inc.	3,152	436,048
Allegion PLC	184	19,638
Amphenol Corp., Class A	1,451	118,576
Arrow Electronics, Inc.†	555	69,303
Avnet, Inc.	915	41,358
Coherent Corp.†	1,005	38,270
Flex, Ltd.†	20,486	471,383
Fortive Corp.	3,564	242,958
Garmin, Ltd.	1,552	156,628
Hubbell, Inc.	539	131,144
Jabil, Inc.	241	21,247
Keysight Technologies, Inc.†	134	21,638
National Instruments Corp.	1,145	60,009
nVent Electric PLC	1,662	71,366
Sensata Technologies Holding PLC	11,019	551,170
TD SYNNEX Corp.	470	45,491
TE Connectivity, Ltd.	3,646	478,173
Trimble, Inc.†	2,478	129,897
Vontier Corp.	599	16,377
Woodward, Inc.	583	56,767
		3,177,441
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	1,070	232,725
Plug Power, Inc.†	2,629	30,812
Sunrun, Inc.†	2,096	42,234
		305,771
Engineering & Construction — 0.2%
AECOM	1,244	104,894
Jacobs Solutions, Inc.	1,267	148,885
MasTec, Inc.†	613	57,892
TopBuild Corp.†	50	10,407
		322,078
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A†	5,201	26,057
Caesars Entertainment, Inc.†	649	31,678
International Game Technology PLC	21,057	564,328
Live Nation Entertainment, Inc.†	784	54,880
Madison Square Garden Entertainment Corp.†	6,426	379,584
Madison Square Garden Sports Corp.	1,710	333,193
Marriott Vacations Worldwide Corp.	376	50,707
Penn Entertainment, Inc.†	1,554	46,092
Six Flags Entertainment Corp.†	374	9,989
Vail Resorts, Inc.	22	5,141
		1,501,649
Environmental Control — 0.6%
Clean Harbors, Inc.†	513	73,133
GFL Environmental, Inc.	10,975	377,979
Pentair PLC	1,656	91,527
Republic Services, Inc.	4,696	634,993
Stericycle, Inc.†	922	40,209
Tetra Tech, Inc.	312	45,836
		1,263,677

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 3.4%
Albertsons Cos., Inc., Class A	20,563	$ 427,299
Campbell Soup Co.	1,951	107,266
Conagra Brands, Inc.	4,738	177,959
Flowers Foods, Inc.	46,207	1,266,534
Grocery Outlet Holding Corp.†	822	23,230
Hershey Co.	195	49,610
Hormel Foods Corp.	2,885	115,054
Ingredion, Inc.	6,878	699,699
J.M. Smucker Co.	4,113	647,263
Kellogg Co.	5,954	398,680
Kroger Co.	6,601	325,891
McCormick & Co., Inc.	2,523	209,939
Performance Food Group Co.†	1,058	63,840
Pilgrim's Pride Corp.†	225	5,215
Post Holdings, Inc.†	543	48,799
Seaboard Corp.	3	11,310
Sysco Corp.	13,447	1,038,512
Tyson Foods, Inc., Class A	11,400	676,248
US Foods Holding Corp.†	11,954	441,581
		6,733,929
Food Service — 0.6%
Aramark	15,781	564,960
Compass Group PLC	28,069	705,765
		1,270,725
Forest Products & Paper — 0.1%
International Paper Co.	3,575	128,915
Gas — 0.3%
Atmos Energy Corp.	3,787	425,507
National Fuel Gas Co.	811	46,827
NiSource, Inc.	4,087	114,273
UGI Corp.	2,107	73,239
		659,846
Hand/Machine Tools — 1.4%
MSA Safety, Inc.	229	30,572
Regal Rexnord Corp.	5,247	738,410
Snap-on, Inc.	529	130,605
Stanley Black & Decker, Inc.	23,159	1,866,152
		2,765,739
Healthcare-Products — 3.6%
10X Genomics, Inc., Class A†	97	5,412
Align Technology, Inc.†	197	65,826
Avantor, Inc.†	436	9,217
Azenta, Inc.†	688	30,698
Baxter International, Inc.	14,466	586,741
Cooper Cos., Inc.	489	182,573
DENTSPLY SIRONA, Inc.	29,111	1,143,480
Enovis Corp.†	510	27,280
Envista Holdings Corp.†	1,638	66,961
Exact Sciences Corp.†	1,441	97,714
Globus Medical, Inc., Class A†	725	41,064
Hologic, Inc.†	2,448	197,554
ICU Medical, Inc.†	165	27,218
Integra LifeSciences Holdings Corp.†	729	41,852
Koninklijke Philips NV	40,358	736,770
Masimo Corp.†	112	20,668
Natera, Inc.†	69	3,831
Patterson Cos., Inc.	6,236	166,938
PerkinElmer, Inc.	3,926	523,179
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
QIAGEN NV†	2,283	$ 104,858
QuidelOrtho Corp.†	490	43,654
Repligen Corp.†	160	26,938
STERIS PLC	2,899	554,521
Tandem Diabetes Care, Inc.†	43	1,746
Teleflex, Inc.	2,667	675,578
Zimmer Biomet Holdings, Inc.	13,315	1,720,298
		7,102,569
Healthcare-Services — 2.8%
Acadia Healthcare Co., Inc.†	896	64,736
agilon health, Inc.†	126	2,992
Amedisys, Inc.†	321	23,609
Catalent, Inc.†	1,227	80,626
Centene Corp.†	7,573	478,689
Charles River Laboratories International, Inc.†	4,411	890,228
Chemed Corp.	95	51,086
Encompass Health Corp.	986	53,343
Enhabit, Inc.†	492	6,844
Fresenius SE & Co. KGaA	8,474	228,431
Ginkgo Bioworks Holdings, Inc.†	7,118	9,467
ICON PLC†	2,022	431,879
Laboratory Corp. of America Holdings	2,571	589,839
Molina Healthcare, Inc.†	129	34,506
Oak Street Health, Inc.†	1,172	45,333
Quest Diagnostics, Inc.	1,114	157,609
Select Medical Holdings Corp.	64,908	1,677,872
Syneos Health, Inc.†	851	30,313
Teladoc Health, Inc.†	1,461	37,840
Tenet Healthcare Corp.†	1,070	63,579
Universal Health Services, Inc., Class B	4,560	579,576
		5,538,397
Home Builders — 0.6%
D.R. Horton, Inc.	1,512	147,707
Lennar Corp., Class A	2,524	265,298
Lennar Corp., Class B	148	13,218
NVR, Inc.†	8	44,577
PulteGroup, Inc.	1,389	80,951
Thor Industries, Inc.	520	41,413
Toll Brothers, Inc.	11,414	685,182
		1,278,346
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	596	50,910
Leggett & Platt, Inc.	1,339	42,687
Tempur Sealy International, Inc.	1,673	66,067
Whirlpool Corp.	536	70,763
		230,427
Household Products/Wares — 0.6%
Avery Dennison Corp.	2,370	424,064
Church & Dwight Co., Inc.	1,337	118,204
Clorox Co.	212	33,547
Henkel AG & Co. KGaA (Preference Shares)	4,002	312,738
Kimberly-Clark Corp.	2,649	355,549
Reynolds Consumer Products, Inc.	546	15,015
Spectrum Brands Holdings, Inc.	401	26,554
		1,285,671

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.5%
Newell Brands, Inc.	27,771	$ 345,471
Scotts Miracle-Gro Co.	8,232	574,100
		919,571
Insurance — 6.8%
Aflac, Inc.	6,142	396,282
Allstate Corp.	3,361	372,432
American Financial Group, Inc.	677	82,256
Arch Capital Group, Ltd.†	2,407	163,363
Arthur J. Gallagher & Co.	5,831	1,115,529
Assurant, Inc.	5,905	709,013
Assured Guaranty, Ltd.	579	29,106
Axis Capital Holdings, Ltd.	783	42,689
Brighthouse Financial, Inc.†	682	30,083
Brown & Brown, Inc.	12,817	735,952
Cincinnati Financial Corp.	4,423	495,730
CNA Financial Corp.	14,667	572,453
Corebridge Financial, Inc.	807	12,928
Equitable Holdings, Inc.	26,411	670,575
Erie Indemnity Co., Class A	65	15,058
Everest Re Group, Ltd.	2,405	861,038
F&G Annuities & Life, Inc.	181	3,280
Fidelity National Financial, Inc.	2,614	91,307
First American Financial Corp.	1,015	56,495
Globe Life, Inc.	900	99,018
Hanover Insurance Group, Inc.	2,312	297,092
Hartford Financial Services Group, Inc.	20,503	1,428,854
Jackson Financial, Inc., Class A	17,278	646,370
Kemper Corp.	14,331	783,332
Lincoln National Corp.	1,354	30,424
Loews Corp.	1,956	113,487
Markel Corp.†	105	134,128
MGIC Investment Corp.	2,972	39,884
Old Republic International Corp.	2,809	70,141
Primerica, Inc.	369	63,557
Principal Financial Group, Inc.	2,437	181,118
Prudential Financial, Inc.	3,707	306,717
Reinsurance Group of America, Inc.	672	89,215
RenaissanceRe Holdings, Ltd.	4,843	970,247
Unum Group	1,994	78,883
Voya Financial, Inc.	8,970	640,996
W.R. Berkley Corp.	2,072	129,003
White Mountains Insurance Group, Ltd.	26	35,815
Willis Towers Watson PLC	3,775	877,234
		13,471,084
Internet — 0.7%
DoorDash, Inc., Class A†	289	18,369
eBay, Inc.	4,755	210,979
F5, Inc.†	599	87,268
Gen Digital, Inc.	3,547	60,866
GoDaddy, Inc., Class A†	1,358	105,544
IAC, Inc.†	774	39,938
Lyft, Inc., Class A†	656	6,081
Match Group, Inc.†	177	6,795
Okta, Inc.†	1,316	113,492
Open Lending Corp., Class A†	39,043	274,863
Opendoor Technologies, Inc.†	3,410	6,002
Pinterest, Inc., Class A†	4,717	128,633
Robinhood Markets, Inc., Class A†	5,749	55,823
Roku, Inc.†	879	57,856
TripAdvisor, Inc.†	945	18,768
Security Description	Shares or Principal Amount	Value

Internet (continued)
VeriSign, Inc.†	834	$ 176,249
Wayfair, Inc., Class A†	290	9,959
Wix.com, Ltd.†	123	12,275
Zillow Group, Inc., Class A†	532	23,248
Zillow Group, Inc., Class C†	1,492	66,349
		1,479,357
Investment Companies — 0.2%
Main Street Capital Corp.	10,905	430,311
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	5,143	94,271
Nucor Corp.	2,582	398,842
Reliance Steel & Aluminum Co.	588	150,963
Steel Dynamics, Inc.	1,675	189,375
United States Steel Corp.	2,259	58,960
		892,411
Leisure Time — 0.5%
Brunswick Corp.	7,471	612,622
Carnival Corp.†	9,819	99,663
Harley-Davidson, Inc.	1,354	51,411
Norwegian Cruise Line Holdings, Ltd.†	3,897	52,415
Peloton Interactive, Inc., Class A†	3,101	35,165
Planet Fitness, Inc., Class A†	221	17,165
Polaris, Inc.	144	15,931
Royal Caribbean Cruises, Ltd.†	2,217	144,770
		1,029,142
Lodging — 0.5%
Boyd Gaming Corp.	769	49,308
Hilton Worldwide Holdings, Inc.	732	103,117
Hyatt Hotels Corp., Class A†	3,856	431,062
Las Vegas Sands Corp.†	2,087	119,898
MGM Resorts International	3,187	141,567
Travel & Leisure Co.	226	8,859
Wyndham Hotels & Resorts, Inc.	268	18,184
Wynn Resorts, Ltd.†	917	102,622
		974,617
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	561	35,366
Oshkosh Corp.	660	54,899
Vertiv Holdings Co.	2,572	36,805
		127,070
Machinery-Diversified — 2.2%
AGCO Corp.	542	73,278
Cognex Corp.	121	5,996
Dover Corp.	1,409	214,083
Esab Corp.	5,381	317,856
Flowserve Corp.	1,310	44,540
Gates Industrial Corp. PLC†	1,086	15,085
Graco, Inc.	530	38,695
IDEX Corp.	628	145,087
Ingersoll Rand, Inc.	12,684	737,955
Middleby Corp.†	5,086	745,658
Nordson Corp.	441	98,017
Otis Worldwide Corp.	3,685	311,014
Rockwell Automation, Inc.	2,106	618,006
Westinghouse Air Brake Technologies Corp.	8,700	879,222
Xylem, Inc.	1,550	162,285
		4,406,777

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.9%
Altice USA, Inc., Class A†	2,105	$ 7,199
Cable One, Inc.	23	16,146
DISH Network Corp., Class A†	18,282	170,571
Fox Corp., Class A	2,936	99,971
Fox Corp., Class B	1,404	43,959
Liberty Broadband Corp., Class A†	94	7,719
Liberty Broadband Corp., Class C†	4,904	400,657
Liberty Media Corp.-Liberty Formula One, Series A†	188	12,690
Liberty Media Corp.-Liberty Formula One, Series C†	1,793	134,170
Liberty Media Corp.-Liberty SiriusXM, Series A†	545	15,309
Liberty Media Corp.-Liberty SiriusXM, Series C†	1,124	31,461
New York Times Co., Class A	1,634	63,530
News Corp., Class A	81,588	1,409,025
News Corp., Class B	7,534	131,318
Nexstar Media Group, Inc.	331	57,150
Paramount Global, Class A	93	2,403
Paramount Global, Class B	28,231	629,834
Scholastic Corp.	13,116	448,829
Sirius XM Holdings, Inc.	7,062	28,036
Warner Bros. Discovery, Inc.†	6,317	95,387
		3,805,364
Metal Fabricate/Hardware — 0.1%
Timken Co.	615	50,258
Valmont Industries, Inc.	182	58,109
		108,367
Mining — 1.0%
Alcoa Corp.	1,779	75,714
Cameco Corp.	20,740	542,766
Franco-Nevada Corp.	3,981	580,669
Freeport-McMoRan, Inc.	7,708	315,334
Fresnillo PLC	33,231	305,816
Royal Gold, Inc.	616	79,901
SSR Mining, Inc.	2,073	31,344
		1,931,544
Miscellaneous Manufacturing — 2.0%
A.O. Smith Corp.	955	66,038
Alstom SA	17,582	480,381
Axon Enterprise, Inc.†	153	34,402
Carlisle Cos., Inc.	81	18,312
Donaldson Co., Inc.	1,017	66,451
Eaton Corp. PLC	5,082	870,750
ITT, Inc.	5,607	483,884
Parker-Hannifin Corp.	996	334,765
Teledyne Technologies, Inc.†	466	208,470
Textron, Inc.	19,060	1,346,208
		3,909,661
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	2,010	639,180
Oil & Gas — 2.9%
Antero Resources Corp.†	996	22,998
APA Corp.	3,224	116,257
Chesapeake Energy Corp.	5,966	453,655
Coterra Energy, Inc.	6,612	162,258
Devon Energy Corp.	13,205	668,305
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Diamondback Energy, Inc.	4,873	$ 658,683
EQT Corp.	3,709	118,354
Hess Corp.	6,478	857,299
HF Sinclair Corp.	1,358	65,700
Imperial Oil, Ltd.	7,303	371,065
Marathon Oil Corp.	6,371	152,649
Ovintiv, Inc.	711	25,653
PDC Energy, Inc.	410	26,314
Phillips 66	4,692	475,675
Pioneer Natural Resources Co.	3,077	628,447
Range Resources Corp.	806	21,335
Southwestern Energy Co.†	10,287	51,435
Suncor Energy, Inc.	14,200	440,910
Valero Energy Corp.	3,920	547,232
Vitesse Energy, Inc.	248	4,719
		5,868,943
Oil & Gas Services — 1.8%
Baker Hughes Co.	9,481	273,622
Expro Group Holdings NV†	26,048	478,241
Halliburton Co.	15,797	499,817
NOV, Inc.	13,876	256,845
TechnipFMC PLC†	86,792	1,184,711
Tidewater, Inc.†	21,837	962,575
		3,655,811
Packaging & Containers — 2.0%
Amcor PLC	14,927	169,869
AptarGroup, Inc.	659	77,887
Ardagh Group SA†	205	2,091
Ardagh Metal Packaging SA	1,010	4,121
Ball Corp.	13,569	747,788
Berry Global Group, Inc.	9,090	535,401
Crown Holdings, Inc.	4,662	385,594
Graphic Packaging Holding Co.	21,470	547,270
Packaging Corp. of America	918	127,446
Silgan Holdings, Inc.	846	45,405
Sonoco Products Co.	980	59,780
WestRock Co.	39,796	1,212,584
		3,915,236
Pharmaceuticals — 1.4%
AmerisourceBergen Corp.	4,138	662,535
Cardinal Health, Inc.	9,835	742,543
Elanco Animal Health, Inc.†	26,938	253,217
Henry Schein, Inc.†	1,361	110,976
Jazz Pharmaceuticals PLC†	619	90,578
Organon & Co.	15,953	375,215
Perrigo Co. PLC	1,352	48,496
Premier, Inc., Class A	1,185	38,358
Viatris, Inc.	43,947	422,770
		2,744,688
Pipelines — 1.0%
Antero Midstream Corp.	3,384	35,498
Cheniere Energy, Inc.	1,065	167,844
DT Midstream, Inc.	975	48,136
Equitrans Midstream Corp.	41,242	238,379
ONEOK, Inc.	3,969	252,190
Plains GP Holdings LP, Class A	30,234	396,670
Targa Resources Corp.	6,874	501,458
Williams Cos., Inc.	12,262	366,144
		2,006,319

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.2%
Carlyle Group, Inc.	2,083	$ 64,698
KKR & Co., Inc.	5,757	302,358
		367,056
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,624	118,244
Howard Hughes Corp.†	368	29,440
Jones Lang LaSalle, Inc.†	2,564	373,036
WeWork, Inc., Class A†	2,150	1,671
		522,391
REITS — 7.7%
AGNC Investment Corp.	5,741	57,869
Alexandria Real Estate Equities, Inc.	1,729	217,145
American Homes 4 Rent, Class A	3,097	97,401
Americold Realty Trust, Inc.	2,705	76,957
Annaly Capital Management, Inc.	4,704	89,893
Apartment Income REIT Corp.	1,384	49,561
Apartment Investment & Management Co., Class A	51,313	394,597
AvalonBay Communities, Inc.	1,406	236,292
Boston Properties, Inc.	1,577	85,347
Brixmor Property Group, Inc.	23,481	505,311
Camden Property Trust	955	100,122
Cousins Properties, Inc.	1,520	32,498
CubeSmart	2,250	103,995
Digital Realty Trust, Inc.	3,414	335,630
Douglas Emmett, Inc.	11,349	139,933
EastGroup Properties, Inc.	414	68,442
EPR Properties	745	28,385
Equity LifeStyle Properties, Inc.	692	46,454
Equity Residential	12,482	748,920
Essex Property Trust, Inc.	2,359	493,361
Extra Space Storage, Inc.	1,175	191,443
Federal Realty Investment Trust	808	79,855
First Industrial Realty Trust, Inc.	1,325	70,490
Gaming & Leisure Properties, Inc.	2,458	127,964
Healthcare Realty Trust, Inc.	3,815	73,744
Healthpeak Properties, Inc.	5,500	120,835
Highwoods Properties, Inc.	1,045	24,234
Host Hotels & Resorts, Inc.	30,307	499,762
Hudson Pacific Properties, Inc.	1,384	9,204
Invitation Homes, Inc.	6,143	191,846
Iron Mountain, Inc.	730	38,624
JBG SMITH Properties	1,075	16,190
Kilroy Realty Corp.	1,169	37,876
Kimco Realty Corp.	6,078	118,703
Lamar Advertising Co., Class A	105	10,488
Life Storage, Inc.	6,353	832,815
Medical Properties Trust, Inc.	5,977	49,131
Mid-America Apartment Communities, Inc.	2,964	447,683
National Retail Properties, Inc.	1,822	80,441
National Storage Affiliates Trust	855	35,722
Omega Healthcare Investors, Inc.	5,764	157,991
Park Hotels & Resorts, Inc.	2,243	27,723
Rayonier, Inc.	19,751	656,918
Realty Income Corp.	6,318	400,056
Regency Centers Corp.	11,294	690,967
Rexford Industrial Realty, Inc.	12,848	766,383
Rithm Capital Corp.	4,356	34,848
SBA Communications Corp.	2,398	626,046
Simon Property Group, Inc.	3,222	360,767
Security Description	Shares or Principal Amount	Value

REITS (continued)
SL Green Realty Corp.	644	$ 15,147
Spirit Realty Capital, Inc.	8,864	353,142
STAG Industrial, Inc.	8,284	280,165
Starwood Property Trust, Inc.	2,939	51,991
Sun Communities, Inc.	4,672	658,191
UDR, Inc.	3,300	135,498
Ventas, Inc.	4,018	174,180
VICI Properties, Inc.	31,726	1,034,902
Vornado Realty Trust	13,578	208,694
Welltower, Inc.	4,762	341,388
Weyerhaeuser Co.	26,954	812,124
WP Carey, Inc.	7,968	617,122
		15,369,406
Retail — 2.7%
Advance Auto Parts, Inc.	549	66,764
AutoNation, Inc.†	339	45,548
AutoZone, Inc.†	18	44,247
Bath & Body Works, Inc.	13,119	479,893
Best Buy Co., Inc.	8,195	641,423
BJ's Wholesale Club Holdings, Inc.†	497	37,807
Burlington Stores, Inc.†	2,859	577,804
CarMax, Inc.†	1,405	90,313
Casey's General Stores, Inc.	373	80,739
Darden Restaurants, Inc.	333	51,668
Dick's Sporting Goods, Inc.	535	75,911
Dollar Tree, Inc.†	4,853	696,648
Domino's Pizza, Inc.	96	31,667
Freshpet, Inc.†	202	13,370
GameStop Corp., Class A†	2,702	62,200
Gap, Inc.	1,957	19,648
Genuine Parts Co.	1,284	214,826
Kohl's Corp.	1,107	26,059
Leslie's, Inc.†	194	2,136
Lithia Motors, Inc.	273	62,498
Macy's, Inc.	2,712	47,433
MSC Industrial Direct Co., Inc., Class A	465	39,060
Nordstrom, Inc.	163	2,652
Ollie's Bargain Outlet Holdings, Inc.†	596	34,532
O'Reilly Automotive, Inc.†	369	313,274
Penske Automotive Group, Inc.	260	36,871
Petco Health & Wellness Co., Inc.†	810	7,290
RH†	114	27,765
Ross Stores, Inc.	5,700	604,941
Victoria's Secret & Co.†	232	7,923
Wendy's Co.	24,438	532,260
Williams-Sonoma, Inc.	140	17,032
Yum! Brands, Inc.	2,512	331,785
		5,323,987
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	6,736	60,893
TFS Financial Corp.	504	6,366
		67,259
Semiconductors — 1.9%
Cirrus Logic, Inc.†	551	60,269
GlobalFoundries, Inc.†	484	34,935
IPG Photonics Corp.†	328	40,446
Marvell Technology, Inc.	29,241	1,266,135
Microchip Technology, Inc.	782	65,516
MKS Instruments, Inc.	5,578	494,322
NXP Semiconductors NV	3,348	624,318

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ON Semiconductor Corp.†	9,275	$ 763,518
Qorvo, Inc.†	1,002	101,773
Skyworks Solutions, Inc.	1,599	188,650
Teradyne, Inc.	147	15,804
Wolfspeed, Inc.†	1,240	80,538
		3,736,224
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	769	159,198
Software — 1.5%
Akamai Technologies, Inc.†	1,559	122,070
ANSYS, Inc.†	414	137,779
Bill.com Holdings, Inc.†	995	80,734
Black Knight, Inc.†	5,846	336,496
Broadridge Financial Solutions, Inc.	108	15,830
CCC Intelligent Solutions Holdings, Inc.†	1,052	9,437
Ceridian HCM Holding, Inc.†	1,115	81,640
Concentrix Corp.	428	52,023
Definitive Healthcare Corp.†	169	1,746
DoubleVerify Holdings, Inc.†	112	3,377
Doximity, Inc., Class A†	601	19,460
Dropbox, Inc., Class A†	184	3,978
Electronic Arts, Inc.	5,511	663,800
Guidewire Software, Inc.†	824	67,609
Informatica, Inc., Class A†	307	5,035
Jamf Holding Corp.†	95	1,845
Manhattan Associates, Inc.†	239	37,009
MSCI, Inc.	193	108,020
nCino, Inc†	562	13,926
Nutanix, Inc., Class A†	1,107	28,771
Paycor HCM, Inc.†	611	16,204
Playtika Holding Corp.†	78	878
Procore Technologies, Inc.†	200	12,526
SentinelOne, Inc., Class A†	570	9,325
SS&C Technologies Holdings, Inc.	11,420	644,887
Take-Two Interactive Software, Inc.†	286	34,120
Teradata Corp.†	472	19,012
Twilio, Inc., Class A†	1,090	72,627
Tyler Technologies, Inc.†	53	18,796
UiPath, Inc., Class A†	3,444	60,477
Unity Software, Inc.†	777	25,206
Verint Systems, Inc.†	4,926	183,444
Zoom Video Communications, Inc., Class A†	1,227	90,602
		2,978,689
Telecommunications — 2.0%
Arista Networks, Inc.†	3,415	573,242
Ciena Corp.†	1,483	77,887
Corning, Inc.	44,398	1,566,362
Frontier Communications Parent, Inc.†	2,464	56,105
Juniper Networks, Inc.	3,217	110,729
Lumen Technologies, Inc.	10,339	27,398
Motorola Solutions, Inc.	5,638	1,613,201
Ubiquiti, Inc.	30	8,151
Viasat, Inc.†	731	24,737
		4,057,812
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	1,323	71,032
Mattel, Inc.†	22,352	411,500
		482,532
Security Description	Shares or Principal Amount	Value

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	5,343	$ 530,934
Expeditors International of Washington, Inc.	1,104	121,573
JB Hunt Transport Services, Inc.	4,722	828,522
Kirby Corp.†	601	41,890
Knight-Swift Transportation Holdings, Inc.	8,537	483,023
Landstar System, Inc.	40	7,170
RXO, Inc.†	1,056	20,740
Ryder System, Inc.	488	43,549
Schneider National, Inc., Class B	543	14,525
XPO, Inc.†	11,021	351,570
		2,443,496
Water — 0.2%
American Water Works Co., Inc.	1,943	284,630
Essential Utilities, Inc.	2,329	101,661
		386,291
Total Common Stocks (cost $168,540,003)		193,296,024
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Russell Mid-Cap Value ETF (cost $1,785,835)	17,090	1,814,958
Total Long-Term Investment Securities (cost $170,325,838)		195,110,982
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(1)	2,668,591	2,668,591
T. Rowe Price Government Reserve Fund 4.82%(1)	678,638	678,638
		3,347,229
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2)	$ 50,000	48,819
Total Short-Term Investments (cost $3,396,197)		3,396,048
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $971,889 and collateralized by $990,700 of United States Treasury Notes, bearing interest at 3.63% due 03/31/2030 and having an approximate value of $991,319 (cost $971,772)	971,772	971,772
TOTAL INVESTMENTS (cost $174,693,807)(3)	100.0%	199,478,802
Other assets less liabilities	(0.0)	(55,257)
NET ASSETS	100.0%	$199,423,545
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of March 31, 2023.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	June 2023	$246,992	$252,970	$5,978
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 2,365,919	$ 687,490	$—	$ 3,053,409
Commercial Services	5,609,207	437,638	—	6,046,845
Food Service	564,960	705,765	—	1,270,725
Healthcare-Products	6,365,799	736,770	—	7,102,569
Healthcare-Services	5,309,966	228,431	—	5,538,397
Household Products/Wares	972,933	312,738	—	1,285,671
Mining	1,625,728	305,816	—	1,931,544
Miscellaneous Manufacturing	3,429,280	480,381	—	3,909,661
Packaging & Containers	3,909,024	6,212	—	3,915,236
Other Industries	159,241,967	—	—	159,241,967
Unaffiliated Investment Companies	1,814,958	—	—	1,814,958
Short-Term Investments:
U.S. Government	—	48,819	—	48,819
Other Short-Term Investments	3,347,229	—	—	3,347,229
Repurchase Agreements	—	971,772	—	971,772
Total Investments at Value	$194,556,970	$4,921,832	$—	$199,478,802
Other Financial Instruments:†
Futures Contracts	$ 5,978	$ —	$—	$ 5,978
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Banks	7.0%
Commercial Services	5.3
REITS	5.2
Retail	4.6
Healthcare-Products	4.5
Software	4.1
Chemicals	3.8
Biotechnology	3.5
Semiconductors	3.3
Insurance	3.1
Oil & Gas	2.9
Diversified Financial Services	2.7
Computers	2.3
Pharmaceuticals	2.3
Engineering & Construction	2.2
Building Materials	2.2
Miscellaneous Manufacturing	2.2
Home Builders	2.1
Telecommunications	2.0
Electronics	2.0
Healthcare-Services	1.9
Internet	1.9
Apparel	1.7
Food	1.5
Metal Fabricate/Hardware	1.4
Gas	1.3
Home Furnishings	1.2
Machinery-Diversified	1.2
Short-Term Investments	1.2
Aerospace/Defense	1.1
Oil & Gas Services	1.1
Transportation	1.1
Savings & Loans	1.0
Real Estate	1.0
Unaffiliated Investment Companies	0.9
Auto Parts & Equipment	0.9
Distribution/Wholesale	0.9
Water	0.8
Electric	0.7
Entertainment	0.7
Beverages	0.7
Media	0.7
Environmental Control	0.7
Agriculture	0.6
Cosmetics/Personal Care	0.6
Iron/Steel	0.5
Household Products/Wares	0.5
Electrical Components & Equipment	0.4
Investment Companies	0.4
Energy-Alternate Sources	0.3
Food Service	0.3
Mining	0.3
Coal	0.3
Leisure Time	0.3
Advertising	0.3
Hand/Machine Tools	0.3
Office Furnishings	0.2
Packaging & Containers	0.2
Lodging	0.2
Machinery-Construction & Mining	0.2
Airlines	0.2

Textiles	0.1%
Forest Products & Paper	0.1
99.2%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.3%
Stagwell, Inc.†	71,787	$ 532,660
Aerospace/Defense — 1.1%
AAR Corp.†	2,072	113,027
Aerojet Rocketdyne Holdings, Inc.†	4,798	269,504
AeroVironment, Inc.†	1,592	145,923
Barnes Group, Inc.	3,201	128,936
Hexcel Corp.	15,480	1,056,510
Kaman Corp.	1,773	40,531
Moog, Inc., Class A	1,817	183,063
National Presto Industries, Inc.	322	23,213
Triumph Group, Inc.†	4,114	47,681
		2,008,388
Agriculture — 0.6%
Andersons, Inc.	4,531	187,221
Darling Ingredients, Inc.†	11,830	690,872
Fresh Del Monte Produce, Inc.	1,938	58,353
Universal Corp.	1,554	82,191
Vector Group, Ltd.	8,327	100,007
		1,118,644
Airlines — 0.2%
Allegiant Travel Co.†	990	91,060
Hawaiian Holdings, Inc.†	3,253	29,797
SkyWest, Inc.†	7,660	169,822
Sun Country Airlines Holdings, Inc.†	2,061	42,251
		332,930
Apparel — 1.7%
Crocs, Inc.†	4,028	509,300
Deckers Outdoor Corp.†	596	267,932
Hanesbrands, Inc.	22,109	116,293
Kontoor Brands, Inc.	3,124	151,170
Oxford Industries, Inc.	7,454	787,068
Steven Madden, Ltd.	29,367	1,057,212
Urban Outfitters, Inc.†	3,791	105,087
Wolverine World Wide, Inc.	4,984	84,977
		3,079,039
Auto Manufacturers — 0.0%
Wabash National Corp.	3,017	74,188
Auto Parts & Equipment — 0.9%
American Axle & Manufacturing Holdings, Inc.†	17,916	139,924
Dorman Products, Inc.†	1,789	154,319
Gentherm, Inc.†	13,065	789,387
Goodyear Tire & Rubber Co.†	7,863	86,650
Lear Corp.	486	67,792
Methode Electronics, Inc.	2,284	100,222
Standard Motor Products, Inc.	1,187	43,812
Titan International, Inc.†	3,222	33,767
XPEL, Inc.†	2,448	166,342
		1,582,215
Banks — 7.0%
Ameris Bancorp	6,996	255,914
Atlantic Union Bankshares Corp.	8,890	311,594
BancFirst Corp.	1,103	91,659
Bancorp, Inc.†	5,788	161,196
Bank of N.T. Butterfield & Son, Ltd.	5,880	158,760
BankUnited, Inc.	4,789	108,136
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banner Corp.	4,382	$ 238,249
Business First Bancshares, Inc.	3,004	51,459
Byline Bancorp, Inc.	4,224	91,323
Cambridge Bancorp	5,108	331,049
Capital City Bank Group, Inc.	2,059	60,349
Cathay General Bancorp	202	6,973
Central Pacific Financial Corp.	3,123	55,902
City Holding Co.	940	85,427
Coastal Financial Corp.†	921	33,165
Columbia Banking System, Inc.	4,688	100,417
Community Bank System, Inc.	4,131	216,836
ConnectOne Bancorp, Inc.	9,134	161,489
Customers Bancorp, Inc.†	1,926	35,670
CVB Financial Corp.	16,275	271,467
Dime Community Bancshares, Inc.	2,051	46,599
Eagle Bancorp, Inc.	1,984	66,404
Eastern Bankshares, Inc.	1,942	24,508
Enterprise Financial Services Corp.	3,639	162,263
Equity Bancshares, Inc., Class A	1,034	25,199
FB Financial Corp.	2,968	92,245
Financial Institutions, Inc.	366	7,056
First Bancorp	2,767	98,284
First BanCorp/Puerto Rico	57,782	659,870
First Bancshares, Inc.	396	10,229
First Citizens BancShares, Inc., Class A	86	83,687
First Commonwealth Financial Corp.	10,453	129,931
First Financial Bancorp	6,002	130,664
First Financial Corp.	923	34,594
First Foundation, Inc.	1,034	7,703
First Hawaiian, Inc.	8,060	166,278
First Interstate BancSystem, Inc., Class A	1,352	40,371
First Merchants Corp.	19,071	628,389
FNB Corp.	1,976	22,922
Glacier Bancorp, Inc.	1,500	63,015
Hancock Whitney Corp.	3,182	115,825
Hanmi Financial Corp.	1,929	35,822
Heritage Commerce Corp.	5,388	44,882
Heritage Financial Corp.	19,970	427,358
Hilltop Holdings, Inc.	2,907	86,251
Home BancShares, Inc.	1,002	21,753
HomeStreet, Inc.	1,126	20,257
Hope Bancorp, Inc.	7,563	74,269
Independent Bank Corp./MA	3,262	214,052
Independent Bank Corp./MI	1,712	30,422
Independent Bank Group, Inc.	2,242	103,917
Lakeland Financial Corp.	1,605	100,537
Mercantile Bank Corp.	343	10,489
Merchants Bancorp	2,400	62,496
Mid Penn Bancorp, Inc.	349	8,938
MVB Financial Corp.	157	3,240
National Bank Holdings Corp., Class A	3,641	121,828
NBT Bancorp, Inc.	2,711	91,388
OFG Bancorp	11,366	283,468
Old National Bancorp	11,329	163,364
Old Second Bancorp, Inc.	6,670	93,780
Origin Bancorp, Inc.	181	5,819
Park National Corp.	916	108,610
Pathward Financial, Inc.	1,744	72,359
Peapack-Gladstone Financial Corp.	1,993	59,033
Peoples Bancorp, Inc.	561	14,446
Pinnacle Financial Partners, Inc.	800	44,128
Popular, Inc.	3,949	226,712

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	836	$ 45,821
QCR Holdings, Inc.	1,943	85,317
Renasant Corp.	3,540	108,253
Republic Bancorp, Inc., Class A	212	8,995
S&T Bancorp, Inc.	2,468	77,619
Seacoast Banking Corp. of Florida	29,548	700,288
ServisFirst Bancshares, Inc.	3,094	169,025
Simmons First National Corp., Class A	8,040	140,620
SmartFinancial, Inc.	1,366	31,609
South Plains Financial, Inc.	200	4,282
Southside Bancshares, Inc.	2,737	90,868
SouthState Corp.	12,343	879,562
Stellar Bancorp, Inc.	2,848	70,089
Tompkins Financial Corp.	795	52,637
Towne Bank	1,610	42,907
TriCo Bancshares	11,644	484,274
Triumph Financial, Inc.†	1,431	83,084
TrustCo Bank Corp.	1,203	38,424
Trustmark Corp.	3,859	95,317
United Community Banks, Inc.	22,252	625,726
Univest Financial Corp.	635	15,075
Veritex Holdings, Inc.	8,555	156,214
Walker & Dunlop, Inc.	1,943	147,998
WesBanco, Inc.	642	19,709
Westamerica BanCorp	1,703	75,443
Wintrust Financial Corp.	3,207	233,951
		12,455,795
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	150	80,262
MGP Ingredients, Inc.	975	94,302
National Beverage Corp.†	1,477	77,867
Primo Water Corp.	60,645	930,901
		1,183,332
Biotechnology — 3.5%
2seventy bio, Inc.†	8,198	83,620
ACADIA Pharmaceuticals, Inc.†	2,787	52,451
Amicus Therapeutics, Inc.†	26,449	293,319
ANI Pharmaceuticals, Inc.†	774	30,743
Apellis Pharmaceuticals, Inc.†	2,269	149,663
Arcus Biosciences, Inc.†	3,299	60,174
Arrowhead Pharmaceuticals, Inc.†	2,642	67,107
Atara Biotherapeutics, Inc.†	15,174	44,005
Avid Bioservices, Inc.†	3,944	73,990
Beam Therapeutics, Inc.†	1,568	48,012
Biohaven, Ltd.†	371	5,068
Bluebird Bio, Inc.†	848	2,697
Bridgebio Pharma, Inc.†	1,476	24,472
Cara Therapeutics, Inc.†	2,856	14,023
Certara, Inc.†	6,669	160,790
CTI BioPharma Corp.†	16,699	70,136
Cytokinetics, Inc.†	5,989	210,753
Decibel Therapeutics, Inc.†	102	308
Dynavax Technologies Corp.†	7,509	73,663
Eiger BioPharmaceuticals, Inc.†	4,691	4,207
Emergent BioSolutions, Inc.†	3,139	32,520
Esperion Therapeutics, Inc.†	614	976
Evolus, Inc.†	51,063	431,993
Fate Therapeutics, Inc.†	24,125	137,513
FibroGen, Inc.†	22,090	412,199
Innoviva, Inc.†	3,974	44,708
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Insmed, Inc.†	693	$ 11,816
Intellia Therapeutics, Inc.†	2,667	99,399
Intercept Pharmaceuticals, Inc.†	8,293	111,375
Intra-Cellular Therapies, Inc.†	10,013	542,204
iTeos Therapeutics, Inc.†	13,199	179,638
Kymera Therapeutics, Inc.†	3,019	89,453
Ligand Pharmaceuticals, Inc.†	2,140	157,418
Myriad Genetics, Inc.†	5,128	119,124
Nektar Therapeutics†	11,895	8,361
NeoGenomics, Inc.†	40,310	701,797
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
REGENXBIO, Inc.†	2,384	45,081
Relay Therapeutics, Inc.†	9,679	159,413
Replimune Group, Inc.†	6,743	119,081
REVOLUTION Medicines, Inc.†	5,789	125,390
Sana Biotechnology, Inc.†	76	249
Sutro Biopharma, Inc.†	731	3,377
Syndax Pharmaceuticals, Inc.†	7,903	166,911
TG Therapeutics, Inc.†	8,524	128,201
Travere Therapeutics, Inc.†	7,478	168,180
Twist Bioscience Corp.†	3,011	45,406
Tyra Biosciences, Inc.†	11,271	181,125
Vericel Corp.†	2,988	87,608
Vir Biotechnology, Inc.†	4,801	111,719
Xencor, Inc.†	11,839	330,190
		6,221,626
Building Materials — 2.2%
AAON, Inc.	2,660	257,195
American Woodmark Corp.†	1,052	54,778
Apogee Enterprises, Inc.	1,405	60,766
Boise Cascade Co.	3,543	224,095
Eagle Materials, Inc.	6,100	895,175
Gibraltar Industries, Inc.†	10,430	505,855
Griffon Corp.	3,003	96,126
Louisiana-Pacific Corp.	907	49,169
Masterbrand, Inc.†	57,546	462,670
PGT Innovations, Inc.†	3,797	95,343
Simpson Manufacturing Co., Inc.	5,888	645,560
SPX Technologies, Inc.†	2,860	201,859
Summit Materials, Inc., Class A†	1,925	54,843
UFP Industries, Inc.	4,271	339,416
		3,942,850
Chemicals — 3.8%
AdvanSix, Inc.	3,684	140,987
American Vanguard Corp.	1,760	38,509
Ashland, Inc.	8,056	827,432
Avient Corp.	3,026	124,550
Balchem Corp.	9,733	1,231,030
Cabot Corp.	2,691	206,238
Ecovyst, Inc.†	1,738	19,205
Element Solutions, Inc.	39,495	762,648
H.B. Fuller Co.	5,400	369,630
Hawkins, Inc.	1,199	52,492
Ingevity Corp.†	2,296	164,210
Innospec, Inc.	1,567	160,884
Koppers Holdings, Inc.	1,322	46,230
Livent Corp.†	13,268	288,181
Mativ Holdings, Inc.	16,032	344,207
Minerals Technologies, Inc.	2,781	168,028
Orion Engineered Carbons SA	14,174	369,799

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Quaker Chemical Corp.	863	$ 170,831
Rayonier Advanced Materials, Inc.†	4,048	25,381
Rogers Corp.†	1,190	194,482
Stepan Co.	1,337	137,751
Trinseo PLC	2,214	46,162
Tronox Holdings PLC	6,677	96,015
Valvoline, Inc.	21,186	740,239
		6,725,121
Coal — 0.3%
Alpha Metallurgical Resources, Inc.	396	61,776
Arch Resources, Inc.	1,031	135,535
CONSOL Energy, Inc.	2,429	141,538
Peabody Energy Corp.†	1,044	26,727
SunCoke Energy, Inc.	7,688	69,038
Warrior Met Coal, Inc.	3,269	120,005
		554,619
Commercial Services — 5.3%
2U, Inc.†	6,974	47,772
Aaron's Co., Inc.	1,948	18,818
ABM Industries, Inc.	9,347	420,054
Adtalem Global Education, Inc.†	2,876	111,071
Alarm.com Holdings, Inc.†	3,158	158,784
AMN Healthcare Services, Inc.†	2,742	227,476
Arlo Technologies, Inc.†	5,599	33,930
ASGN, Inc.†	10,856	897,466
Brink's Co.	2,000	133,600
Chegg, Inc.†	18,068	294,508
CoreCivic, Inc.†	7,277	66,948
CorVel Corp.†	575	109,411
Coursera, Inc.†	793	9,135
Cross Country Healthcare, Inc.†	12,066	269,313
Custom Truck One Source, Inc.†	63,137	428,700
Deluxe Corp.	2,730	43,680
Ennis, Inc.	904	19,065
EVERTEC, Inc.	5,677	191,599
Forrester Research, Inc.†	711	23,001
GEO Group, Inc.†	7,856	61,984
Green Dot Corp., Class A†	2,961	50,870
Healthcare Services Group, Inc.	4,688	65,023
HealthEquity, Inc.†	4,135	242,766
Heidrick & Struggles International, Inc.	1,640	49,790
Huron Consulting Group, Inc.†	3,151	253,246
Information Services Group, Inc.	23,389	119,050
John Wiley & Sons, Inc., Class A	2,229	86,418
Kelly Services, Inc., Class A	12,991	215,521
Kforce, Inc.	2,363	149,436
Korn Ferry	4,122	213,272
LiveRamp Holdings, Inc.†	47,825	1,048,802
Marathon Digital Holdings, Inc.†	1,694	14,772
Matthews International Corp., Class A	1,925	69,416
Medifast, Inc.	3,208	332,573
Mister Car Wash, Inc.†	5,019	43,264
Monro, Inc.	1,987	98,217
Payoneer Global, Inc.†	12,632	79,329
Perdoceo Education Corp.†	4,251	57,091
PROG Holdings, Inc.†	7,940	188,893
Progyny, Inc.†	26,025	835,923
Remitly Global, Inc.†	2,444	41,426
Repay Holdings Corp.†	11,666	76,646
Resources Connection, Inc.	2,022	34,495
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Riot Platforms, Inc.†	11,130	$ 111,189
Sabre Corp.†	79,217	339,841
Strategic Education, Inc.	1,408	126,481
Stride, Inc.†	2,592	101,736
TriNet Group, Inc.†	1,152	92,863
TrueBlue, Inc.†	7,993	142,275
Upbound Group, Inc.	11,020	270,100
V2X, Inc.†	7,832	311,087
Viad Corp.†	1,308	27,259
		9,455,385
Computers — 2.3%
3D Systems Corp.†	8,301	88,987
CACI International, Inc., Class A†	825	244,431
Corsair Gaming, Inc.†	2,545	46,701
Insight Enterprises, Inc.†	1,918	274,197
KBR, Inc.	5,589	307,674
Lumentum Holdings, Inc.†	10,261	554,197
NetScout Systems, Inc.†	4,266	122,221
OneSpan, Inc.†	2,234	39,095
Qualys, Inc.†	1,438	186,969
Rapid7, Inc.†	2,401	110,230
Science Applications International Corp.	7,410	796,278
TTEC Holdings, Inc.	1,195	44,490
Varonis Systems, Inc.†	11,570	300,936
WNS Holdings, Ltd. ADR†	11,424	1,064,374
		4,180,780
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	7,848	646,283
Edgewell Personal Care Co.	6,972	295,752
Inter Parfums, Inc.	1,130	160,731
		1,102,766
Distribution/Wholesale — 0.9%
G-III Apparel Group, Ltd.†	4,888	76,008
KAR Auction Services, Inc.†	6,892	94,282
MRC Global, Inc.†	13,862	134,739
Resideo Technologies, Inc.†	12,278	224,442
ScanSource, Inc.†	9,343	284,401
Titan Machinery, Inc.†	2,187	66,594
Veritiv Corp.	1,859	251,225
WESCO International, Inc.	2,616	404,277
		1,535,968
Diversified Financial Services — 2.7%
AssetMark Financial Holdings, Inc.†	1,550	48,748
Avantax, Inc.†	10,195	268,332
B. Riley Financial, Inc.	1,013	28,759
Bread Financial Holdings, Inc.	3,155	95,660
BrightSphere Investment Group, Inc.	2,045	48,221
Encore Capital Group, Inc.†	10,876	548,694
Enova International, Inc.†	5,905	262,359
EZCORP, Inc., Class A†	3,334	28,672
Federated Hermes, Inc.	2,940	118,012
First Western Financial, Inc.†	176	3,485
Focus Financial Partners, Inc., Class A†	2,072	107,475
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	371	10,611
Houlihan Lokey, Inc.	5,958	521,265
International Money Express, Inc.†	16,361	421,787
LendingTree, Inc.†	687	18,315
Mr. Cooper Group, Inc.†	5,231	214,314

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Nelnet, Inc., Class A	259	$ 23,800
PennyMac Financial Services, Inc.	640	38,150
Perella Weinberg Partners	61,802	562,398
Piper Sandler Cos.	1,286	178,252
PJT Partners, Inc., Class A	2,999	216,498
PRA Group, Inc.†	2,466	96,075
Radian Group, Inc.	19,210	424,541
Stifel Financial Corp.	459	27,122
StoneX Group, Inc.†	2,124	219,898
Victory Capital Holdings, Inc., Class A	1,391	40,715
Virtus Investment Partners, Inc.	576	109,665
WisdomTree, Inc.	7,046	41,290
World Acceptance Corp.†	212	17,657
		4,740,770
Electric — 0.7%
ALLETE, Inc.	510	32,829
Avista Corp.	4,669	198,199
Clearway Energy, Inc., Class A	1,601	48,078
Clearway Energy, Inc., Class C	3,667	114,887
IDACORP, Inc.	1,282	138,879
MGE Energy, Inc.	1,080	83,884
NorthWestern Corp.	1,432	82,856
Otter Tail Corp.	2,635	190,431
Portland General Electric Co.	5,050	246,894
Unitil Corp.	3,263	186,122
		1,323,059
Electrical Components & Equipment — 0.4%
Belden, Inc.	1,991	172,759
Encore Wire Corp.	2,964	549,318
Insteel Industries, Inc.	1,231	34,246
Powell Industries, Inc.	576	24,532
		780,855
Electronics — 2.0%
Advanced Energy Industries, Inc.	2,366	231,868
Atkore, Inc.†	3,694	518,933
Badger Meter, Inc.	1,853	225,732
Benchmark Electronics, Inc.	2,226	52,734
Brady Corp., Class A	2,924	157,107
Comtech Telecommunications Corp.	1,758	21,940
CTS Corp.	2,017	99,761
FARO Technologies, Inc.†	1,188	29,237
Itron, Inc.†	2,859	158,532
Knowles Corp.†	20,708	352,036
Mesa Laboratories, Inc.	2,545	444,688
NEXTracker, Inc.†	2,040	73,970
OSI Systems, Inc.†	6,057	619,994
Plexus Corp.†	1,753	171,040
Sanmina Corp.†	3,693	225,236
TTM Technologies, Inc.†	6,468	87,253
		3,470,061
Energy-Alternate Sources — 0.3%
Array Technologies, Inc.†	7,761	169,811
FutureFuel Corp.	1,634	12,059
Green Plains, Inc.†	7,331	227,188
REX American Resources Corp.†	2,296	65,642
SunPower Corp.†	2,217	30,683
Sunrun, Inc.†	4,113	82,877
		588,260
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 2.2%
Arcosa, Inc.	3,060	$ 193,117
Comfort Systems USA, Inc.	6,626	967,131
Dycom Industries, Inc.†	1,871	175,219
Frontdoor, Inc.†	5,158	143,805
Granite Construction, Inc.	2,768	113,710
MasTec, Inc.†	3,244	306,363
MYR Group, Inc.†	4,556	574,102
NV5 Global, Inc.†	788	81,928
Primoris Services Corp.	39,920	984,427
Sterling Infrastructure, Inc.†	3,211	121,633
TopBuild Corp.†	1,367	284,527
		3,945,962
Entertainment — 0.7%
Cinemark Holdings, Inc.†	6,782	100,306
Golden Entertainment, Inc.†	1,389	60,435
Lions Gate Entertainment Corp., Class A†	11,780	130,405
Madison Square Garden Entertainment Corp.†	5,691	336,167
Marriott Vacations Worldwide Corp.	1,561	210,516
Monarch Casino & Resort, Inc.	840	62,286
SeaWorld Entertainment, Inc.†	3,433	210,477
Six Flags Entertainment Corp.†	4,684	125,110
		1,235,702
Environmental Control — 0.7%
Harsco Corp.†	5,029	34,348
Heritage-Crystal Clean, Inc.†	3,493	124,386
PureCycle Technologies, Inc.†	14,886	104,202
Stericycle, Inc.†	13,576	592,049
Tetra Tech, Inc.	1,999	293,673
		1,148,658
Food — 1.5%
B&G Foods, Inc.	4,535	70,428
Calavo Growers, Inc.	1,122	32,280
Cal-Maine Foods, Inc.	2,402	146,258
Chefs' Warehouse, Inc.†	25,681	874,438
Hain Celestial Group, Inc.†	5,658	97,035
Hostess Brands, Inc.†	8,614	214,319
J&J Snack Foods Corp.	949	140,661
John B. Sanfilippo & Son, Inc.	621	60,187
Lancaster Colony Corp.	95	19,274
Seneca Foods Corp., Class A†	335	17,510
Simply Good Foods Co.†	5,352	212,849
SpartanNash Co.	16,616	412,077
Sprouts Farmers Market, Inc.†	2,522	88,346
Tootsie Roll Industries, Inc.	1,156	51,933
TreeHouse Foods, Inc.†	3,374	170,151
United Natural Foods, Inc.†	3,787	99,787
		2,707,533
Food Service — 0.3%
Sovos Brands, Inc.†	35,229	587,620
Forest Products & Paper — 0.1%
Mercer International, Inc.	2,554	24,965
Sylvamo Corp.	2,022	93,538
		118,503
Gas — 1.3%
Chesapeake Utilities Corp.	6,868	879,035
New Jersey Resources Corp.	6,148	327,074
Northwest Natural Holding Co.	4,158	197,754

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
ONE Gas, Inc.	11,654	$ 923,346
Southwest Gas Holdings, Inc.	124	7,744
Spire, Inc.	148	10,381
		2,345,334
Hand/Machine Tools — 0.3%
Enerpac Tool Group Corp.	3,606	91,953
Franklin Electric Co., Inc.	2,462	231,674
Kennametal, Inc.	5,096	140,548
Luxfer Holdings PLC	1,499	25,333
		489,508
Healthcare-Products — 4.5%
Adaptive Biotechnologies Corp.†	1,019	8,998
Alphatec Holdings, Inc.†	16,628	259,397
AngioDynamics, Inc.†	12,743	131,763
Artivion, Inc.†	2,552	33,431
Avanos Medical, Inc.†	2,942	87,495
Axonics, Inc.†	7,752	422,949
BioLife Solutions, Inc.†	2,165	47,089
Bioventus, Inc., Class A†	4,947	5,293
Cardiovascular Systems, Inc.†	15,546	308,743
CareDx, Inc.†	3,692	33,745
CONMED Corp.	1,929	200,346
Cutera, Inc.†	1,130	26,691
Envista Holdings Corp.†	22,050	901,404
Glaukos Corp.†	3,019	151,252
Haemonetics Corp.†	9,283	768,168
ICU Medical, Inc.†	8,639	1,425,089
Inari Medical, Inc.†	1,886	116,442
Inogen, Inc.†	1,450	18,096
Inspire Medical Systems, Inc.†	2,766	647,438
Integer Holdings Corp.†	2,097	162,517
LeMaitre Vascular, Inc.	1,225	63,051
LivaNova PLC†	4,174	181,903
Merit Medical Systems, Inc.†	3,602	266,368
Natera, Inc.†	9,441	524,164
NuVasive, Inc.†	3,299	136,282
OmniAb, Inc.†	5,514	20,291
OraSure Technologies, Inc.†	4,596	27,806
Orthofix Medical, Inc.†	4,641	77,737
Shockwave Medical, Inc.†	1,782	386,391
STAAR Surgical Co.†	2,096	134,039
Tandem Diabetes Care, Inc.†	4,069	165,242
Varex Imaging Corp.†	4,202	76,434
Zynex, Inc.†	9,819	117,828
		7,933,882
Healthcare-Services — 1.9%
Addus HomeCare Corp.†	1,020	108,895
Agiliti, Inc.†	2,109	33,702
Community Health Systems, Inc.†	7,928	38,847
Enhabit, Inc.†	49,698	691,299
Ensign Group, Inc.	3,527	336,970
Fulgent Genetics, Inc.†	4,042	126,191
Joint Corp.†	2,429	40,880
Medpace Holdings, Inc.†	1,188	223,403
ModivCare, Inc.†	905	76,092
Neuronetics, Inc.†	44,624	129,856
OPKO Health, Inc.†	23,347	34,087
Pediatrix Medical Group, Inc. †	5,184	77,293
RadNet, Inc.†	3,086	77,243
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Select Medical Holdings Corp.	6,590	$ 170,352
Syneos Health, Inc.†	13,427	478,270
Tenet Healthcare Corp.†	1,482	88,061
U.S. Physical Therapy, Inc.	7,419	726,394
		3,457,835
Home Builders — 2.1%
Cavco Industries, Inc.†	3,661	1,163,246
Century Communities, Inc.	1,789	114,353
Forestar Group, Inc.†	2,647	41,187
Green Brick Partners, Inc.†	1,719	60,268
Installed Building Products, Inc.	1,484	169,220
Landsea Homes Corp.†	12,276	74,393
LCI Industries	1,609	176,781
LGI Homes, Inc.†	1,759	200,579
M/I Homes, Inc.†	1,736	109,524
MDC Holdings, Inc.	3,675	142,847
Meritage Homes Corp.	4,362	509,307
Skyline Champion Corp.†	1,059	79,669
Taylor Morrison Home Corp.†	16,299	623,600
Tri Pointe Homes, Inc.†	9,301	235,501
Winnebago Industries, Inc.	2,061	118,920
		3,819,395
Home Furnishings — 1.2%
Ethan Allen Interiors, Inc.	1,444	39,652
iRobot Corp.†	1,723	75,192
MillerKnoll, Inc.	18,826	384,992
Sleep Number Corp.†	2,717	82,624
Snap One Holdings Corp.†	40,744	380,956
Sonos, Inc.†	57,415	1,126,482
Xperi, Inc.†	5,788	63,263
		2,153,161
Household Products/Wares — 0.5%
ACCO Brands Corp.	8,335	44,342
Central Garden & Pet Co.†	612	25,129
Central Garden & Pet Co., Class A†	10,104	394,763
Helen of Troy, Ltd.†	1,672	159,124
Quanex Building Products Corp.	2,103	45,278
WD-40 Co.	860	153,123
		821,759
Insurance — 3.1%
Ambac Financial Group, Inc.†	2,846	44,056
American Equity Investment Life Holding Co.	6,502	237,258
AMERISAFE, Inc.	2,248	110,040
Assured Guaranty, Ltd.	3,794	190,724
Axis Capital Holdings, Ltd.	9,029	492,261
BRP Group, Inc., Class A†	2,226	56,674
Employers Holdings, Inc.	4,348	181,268
Essent Group, Ltd.	5,881	235,534
Genworth Financial, Inc., Class A†	31,351	157,382
HCI Group, Inc.	430	23,048
Horace Mann Educators Corp.	2,589	86,680
Jackson Financial, Inc., Class A	1,802	67,413
James River Group Holdings, Ltd.	3,309	68,331
Kemper Corp.	18,349	1,002,956
Kinsale Capital Group, Inc.	249	74,737
Mercury General Corp.	1,682	53,387
NMI Holdings, Inc., Class A†	9,788	218,566
Palomar Holdings, Inc.†	1,597	88,155

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
ProAssurance Corp.	3,415	$ 63,109
Reinsurance Group of America, Inc.	5,954	790,453
RLI Corp.	2,922	388,363
Ryan Specialty Holdings, Inc.†	13,565	545,856
Safety Insurance Group, Inc.	933	69,527
Selective Insurance Group, Inc.	595	56,721
SiriusPoint, Ltd.†	5,376	43,707
Skyward Specialty Insurance Group, Inc.†	1,170	25,588
Stewart Information Services Corp.	1,717	69,281
Trupanion, Inc.†	2,225	95,430
United Fire Group, Inc.	1,371	36,400
Universal Insurance Holdings, Inc.	1,738	31,666
		5,604,571
Internet — 1.9%
Cars.com, Inc.†	3,921	75,675
Cogent Communications Holdings, Inc.	2,704	172,299
ePlus, Inc.†	1,703	83,515
EverQuote, Inc., Class A†	954	13,260
HealthStream, Inc.†	1,528	41,409
IAC, Inc.†	12,280	633,648
Liquidity Services, Inc.†	1,518	19,992
Magnite, Inc.†	5,861	54,273
OptimizeRx Corp.†	3,313	48,469
Perficient, Inc.†	17,992	1,298,842
Q2 Holdings, Inc.†	2,114	52,047
QuinStreet, Inc.†	8,309	131,864
Shutterstock, Inc.	4,600	333,960
TechTarget, Inc.†	1,690	61,043
Yelp, Inc.†	8,854	271,818
		3,292,114
Investment Companies — 0.4%
Compass Diversified Holdings	38,216	729,161
Star Holdings†	840	14,608
		743,769
Iron/Steel — 0.5%
ATI, Inc.†	9,622	379,684
Carpenter Technology Corp.	3,069	137,369
Commercial Metals Co.	6,038	295,258
Haynes International, Inc.	798	39,972
Schnitzer Steel Industries, Inc., Class A	1,253	38,968
		891,251
Leisure Time — 0.3%
Acushnet Holdings Corp.	4,387	223,474
Camping World Holdings, Inc., Class A	10,598	221,180
Vista Outdoor, Inc.†	3,581	99,230
		543,884
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	3,959	108,397
Boyd Gaming Corp.	3,350	214,802
Full House Resorts, Inc.†	5,002	36,165
Marcus Corp.	1,544	24,704
		384,068
Machinery-Construction & Mining — 0.2%
Argan, Inc.	5,394	218,295
Astec Industries, Inc.	1,437	59,276
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Bloom Energy Corp., Class A†	2,787	$ 55,545
Terex Corp.	765	37,011
		370,127
Machinery-Diversified — 1.2%
Alamo Group, Inc.	651	119,888
Albany International Corp., Class A	9,464	845,703
Applied Industrial Technologies, Inc.	2,442	347,081
Cactus, Inc., Class A	8,543	352,228
CIRCOR International, Inc.†	1,289	40,114
DXP Enterprises, Inc.†	998	26,866
Ichor Holdings, Ltd.†	1,827	59,816
Kadant, Inc.	625	130,325
Lindsay Corp.	697	105,337
Tennant Co.	1,177	80,660
Watts Water Technologies, Inc., Class A	168	28,281
		2,136,299
Media — 0.7%
AMC Networks, Inc., Class A†	1,774	31,187
E.W. Scripps Co., Class A†	3,668	34,516
Gannett Co, Inc.†	9,246	17,290
Gray Television, Inc.	4,448	38,786
Liberty Latin America, Ltd., Class C†	23,199	191,624
Scholastic Corp.	1,873	64,094
TEGNA, Inc.	38,497	650,984
Thryv Holdings, Inc.†	6,550	151,043
		1,179,524
Metal Fabricate/Hardware — 1.4%
AZZ, Inc.	2,365	97,533
Mueller Industries, Inc.	6,173	453,592
Olympic Steel, Inc.	1,012	52,836
Proto Labs, Inc.†	12,377	410,298
Standex International Corp.	4,075	498,943
TimkenSteel Corp.†	2,505	45,942
Tredegar Corp.	1,592	14,535
Valmont Industries, Inc.	2,819	900,050
		2,473,729
Mining — 0.3%
Arconic Corp.†	10,642	279,140
Century Aluminum Co.†	3,237	32,370
Compass Minerals International, Inc.	2,159	74,032
Constellium SE†	6,772	103,476
Kaiser Aluminum Corp.	1,009	75,302
		564,320
Miscellaneous Manufacturing — 2.2%
EnPro Industries, Inc.	6,343	658,974
ESCO Technologies, Inc.	9,198	877,949
Fabrinet†	3,968	471,240
Federal Signal Corp.	3,837	208,004
Hillenbrand, Inc.	4,392	208,752
John Bean Technologies Corp.	2,016	220,328
Materion Corp.	8,632	1,001,312
Myers Industries, Inc.	2,309	49,482
Sturm Ruger & Co., Inc.	1,118	64,218
Trinity Industries, Inc.	5,152	125,503
		3,885,762
Office Furnishings — 0.2%
HNI Corp.	2,618	72,885

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings (continued)
Interface, Inc.	31,056	$ 252,175
Steelcase, Inc., Class A	10,601	89,260
		414,320
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	10,240	39,834
Oil & Gas — 2.9%
Callon Petroleum Co.†	3,236	108,212
Chord Energy Corp.	980	131,908
Civitas Resources, Inc.	3,286	224,565
CNX Resources Corp.†	2,843	45,545
Comstock Resources, Inc.	5,795	62,528
CVR Energy, Inc.	1,845	60,479
Delek US Holdings, Inc.	27,603	633,489
Helmerich & Payne, Inc.	7,303	261,082
Laredo Petroleum, Inc.†	1,064	48,455
Magnolia Oil & Gas Corp., Class A	6,283	137,472
Matador Resources Co.	16,070	765,735
Murphy Oil Corp.	6,968	257,677
Nabors Industries, Ltd.†	569	69,367
Northern Oil and Gas, Inc.	4,694	142,463
Ovintiv, Inc.	7,028	253,570
Par Pacific Holdings, Inc.†	3,512	102,550
Patterson-UTI Energy, Inc.	21,995	257,342
PBF Energy, Inc., Class A	1,439	62,395
PDC Energy, Inc.	3,804	244,141
Permian Resources Corp.	63,696	668,808
Ranger Oil Corp., Class A	1,210	49,416
SM Energy Co.	15,057	424,005
Talos Energy, Inc.†	4,128	61,260
Weatherford International PLC†	2,180	129,383
		5,201,847
Oil & Gas Services — 1.1%
Archrock, Inc.	8,469	82,742
Bristow Group, Inc.†	1,490	33,376
ChampionX Corp.	7,578	205,591
Core Laboratories NV	2,951	65,070
DMC Global, Inc.†	1,174	25,793
Dril-Quip, Inc.†	2,146	61,569
Helix Energy Solutions Group, Inc.†	9,031	69,900
Liberty Energy, Inc.	14,997	192,112
NexTier Oilfield Solutions, Inc.†	27,551	219,030
NOW, Inc.†	32,244	359,521
Oceaneering International, Inc.†	8,796	155,073
Oil States International, Inc.†	6,661	55,486
ProPetro Holding Corp.†	9,624	69,197
RPC, Inc.	5,266	40,495
Select Energy Services, Inc., Class A	2,326	16,189
Solaris Oilfield Infrastructure, Inc., Class A	32,005	273,323
US Silica Holdings, Inc.†	4,791	57,204
		1,981,671
Packaging & Containers — 0.2%
Clearwater Paper Corp.†	1,061	35,459
Greif, Inc., Class A	788	49,935
O-I Glass, Inc.†	13,600	308,856
		394,250
Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.†	8,925	72,203
AdaptHealth Corp.†	14,088	175,114
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Alkermes PLC†	3,378	$ 95,226
Amneal Pharmaceuticals, Inc.†	14,568	20,250
Amphastar Pharmaceuticals, Inc.†	5,235	196,312
Anika Therapeutics, Inc.†	925	26,566
Arvinas, Inc.†	3,536	96,604
Catalyst Pharmaceuticals, Inc.†	20,998	348,147
Coherus Biosciences, Inc.†	7,705	52,702
Collegium Pharmaceutical, Inc.†	2,124	50,955
Corcept Therapeutics, Inc.†	10,006	216,730
Eagle Pharmaceuticals, Inc.†	659	18,696
Embecta Corp.	3,620	101,794
Enanta Pharmaceuticals, Inc.†	4,190	169,444
Fulcrum Therapeutics, Inc.†	9,230	26,306
Harmony Biosciences Holdings, Inc.†	1,877	61,284
Herbalife Nutrition, Ltd.†	17,361	279,512
Heron Therapeutics, Inc.†	8,877	13,404
Heska Corp.†	644	62,867
Ironwood Pharmaceuticals, Inc.†	8,445	88,841
Kura Oncology, Inc.†	10,949	133,906
Option Care Health, Inc.†	8,601	273,254
Owens & Minor, Inc.†	4,824	70,189
Pacira BioSciences, Inc.†	11,261	459,561
Phibro Animal Health Corp., Class A	1,287	19,717
Prestige Consumer Healthcare, Inc.†	3,144	196,909
Protagonist Therapeutics, Inc.†	4,344	99,912
Reata Pharmaceuticals, Inc., Class A†	3,386	307,855
Supernus Pharmaceuticals, Inc.†	3,421	123,943
uniQure NV†	2,607	52,505
USANA Health Sciences, Inc.†	3,212	202,035
Vanda Pharmaceuticals, Inc.†	3,593	24,396
Y-mAbs Therapeutics, Inc.†	201	1,007
		4,138,146
Real Estate — 1.0%
Anywhere Real Estate, Inc.†	14,073	74,305
Cushman & Wakefield PLC†	10,286	108,414
Douglas Elliman, Inc.	4,267	13,270
Kennedy-Wilson Holdings, Inc.	44,503	738,305
Marcus & Millichap, Inc.	1,569	50,381
McGrath RentCorp	6,606	616,406
RE/MAX Holdings, Inc., Class A	1,155	21,668
St. Joe Co.	2,141	89,087
		1,711,836
REITS — 5.2%
Acadia Realty Trust	6,010	83,839
Agree Realty Corp.	8,639	592,722
Alexander & Baldwin, Inc.	4,588	86,759
American Assets Trust, Inc.	3,305	61,440
Apollo Commercial Real Estate Finance, Inc.	8,225	76,575
Apple Hospitality REIT, Inc.	10,186	158,087
Ares Commercial Real Estate Corp.	4,566	41,505
Armada Hoffler Properties, Inc.	5,703	67,352
ARMOUR Residential REIT, Inc.	10,309	54,122
Blackstone Mtg. Trust, Inc., Class A	5,529	98,693
Brandywine Realty Trust	10,858	51,358
Broadstone Net Lease, Inc.	2,680	45,587
CareTrust REIT, Inc.	13,208	258,613
Centerspace	954	52,117
Chatham Lodging Trust	3,089	32,404
Community Healthcare Trust, Inc.	2,906	106,360
Corporate Office Properties Trust	7,013	166,278
CTO Realty Growth, Inc.	646	11,150

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
DiamondRock Hospitality Co.	22,105	$ 179,714
Douglas Emmett, Inc.	35,495	437,653
Dynex Capital, Inc.	4,737	57,412
Easterly Government Properties, Inc.	5,747	78,964
Ellington Financial, Inc.	5,366	65,519
Elme Communities	5,539	98,926
Equity Commonwealth	4,501	93,216
Essential Properties Realty Trust, Inc.	11,295	280,681
First Industrial Realty Trust, Inc.	1,094	58,201
Four Corners Property Trust, Inc.	5,309	142,600
Franklin BSP Realty Trust, Inc.	5,220	62,275
Getty Realty Corp.	3,687	132,843
Global Medical REIT, Inc.	1,367	12,453
Global Net Lease, Inc.	6,569	84,477
Healthcare Realty Trust, Inc.	3,989	77,107
Hudson Pacific Properties, Inc.	8,124	54,025
Independence Realty Trust, Inc.	2,123	34,032
Innovative Industrial Properties, Inc.	2,807	213,304
Invesco Mtg. Capital, Inc.	2,247	24,919
JBG SMITH Properties	6,265	94,351
Kite Realty Group Trust	7,736	161,837
KKR Real Estate Finance Trust, Inc.	5,222	59,479
Ladder Capital Corp.	15,097	142,667
LTC Properties, Inc.	2,563	90,038
LXP Industrial Trust	17,449	179,899
Macerich Co.	2,178	23,087
National Storage Affiliates Trust	1,804	75,371
NETSTREIT Corp.	1,369	25,025
New York Mtg. Trust, Inc.	5,871	58,475
NexPoint Residential Trust, Inc.	1,439	62,841
Office Properties Income Trust	3,073	37,798
Orion Office REIT, Inc.	3,585	24,019
Outfront Media, Inc.	9,246	150,063
Pebblebrook Hotel Trust	8,320	116,813
PennyMac Mtg. Investment Trust	5,628	69,393
Phillips Edison & Co., Inc.	5,516	179,932
Physicians Realty Trust	14,993	223,845
Piedmont Office Realty Trust, Inc., Class A	2,932	21,404
Plymouth Industrial REIT, Inc.	860	18,069
PotlatchDeltic Corp.	3,503	173,398
Ready Capital Corp.	6,224	63,298
Redwood Trust, Inc.	7,181	48,400
Retail Opportunity Investments Corp.	7,881	110,019
RLJ Lodging Trust	8,842	93,725
RPT Realty	5,395	51,306
Ryman Hospitality Properties, Inc.	1,903	170,756
Safehold, Inc.	2,419	71,052
Saul Centers, Inc.	817	31,863
Service Properties Trust	10,470	104,281
SITE Centers Corp.	20,170	247,688
SL Green Realty Corp.	4,074	95,820
STAG Industrial, Inc.	8,803	297,717
Summit Hotel Properties, Inc.	6,765	47,355
Sunstone Hotel Investors, Inc.	13,315	131,552
Tanger Factory Outlet Centers, Inc.	6,603	129,617
Terreno Realty Corp.	11,223	725,006
Two Harbors Investment Corp.	6,110	89,878
UMH Properties, Inc.	5,974	88,355
Uniti Group, Inc.	15,011	53,289
Universal Health Realty Income Trust	803	38,632
Urban Edge Properties	7,432	111,926
Security Description	Shares or Principal Amount	Value

REITS (continued)
Urstadt Biddle Properties, Inc., Class A	1,833	$ 32,206
Veris Residential, Inc.†	5,015	73,420
Whitestone REIT	2,938	27,030
Xenia Hotels & Resorts, Inc.	7,968	104,301
		9,259,578
Retail — 4.6%
Abercrombie & Fitch Co., Class A†	9,630	267,233
Academy Sports & Outdoors, Inc.	8,359	545,425
American Eagle Outfitters, Inc.	11,029	148,230
America's Car-Mart, Inc.†	367	29,070
Asbury Automotive Group, Inc.†	5,250	1,102,500
Beacon Roofing Supply, Inc.†	6,459	380,112
Big Lots, Inc.	1,832	20,079
BJ's Restaurants, Inc.†	1,480	43,127
BJ's Wholesale Club Holdings, Inc.†	1,458	110,910
Bloomin' Brands, Inc.	14,511	372,207
BlueLinx Holdings, Inc.†	1,567	106,493
Boot Barn Holdings, Inc.†	4,801	367,949
Brinker International, Inc.†	2,789	105,982
Buckle, Inc.	1,871	66,776
Caleres, Inc.	2,254	48,754
Cheesecake Factory, Inc.	3,026	106,061
Chico's FAS, Inc.†	7,915	43,533
Children's Place, Inc.†	774	31,154
Chuy's Holdings, Inc.†	1,139	40,833
Cracker Barrel Old Country Store, Inc.	1,405	159,608
Dave & Buster's Entertainment, Inc.†	2,659	97,825
Designer Brands, Inc., Class A	3,183	27,819
Dillard's, Inc., Class A	340	104,611
Dine Brands Global, Inc.	4,372	295,722
El Pollo Loco Holdings, Inc.	1,243	11,920
FirstCash Holdings, Inc.	2,336	222,784
Genesco, Inc.†	758	27,955
GMS, Inc.†	9,070	525,062
Group 1 Automotive, Inc.	923	208,986
Guess?, Inc.	5,481	106,660
Haverty Furniture Cos., Inc.	837	26,709
Hibbett, Inc.	1,937	114,244
Jack in the Box, Inc.	1,304	114,217
La-Z-Boy, Inc.	2,730	79,388
Leslie's, Inc.†	9,414	103,648
Lithia Motors, Inc.	146	33,424
MarineMax, Inc.†	1,383	39,761
Movado Group, Inc.	994	28,597
National Vision Holdings, Inc.†	4,994	94,087
Nu Skin Enterprises, Inc., Class A	3,128	122,962
ODP Corp.†	6,475	291,246
Patrick Industries, Inc.	1,362	93,719
PC Connection, Inc.	715	32,146
PetMed Express, Inc.	1,335	21,680
PriceSmart, Inc.	1,591	113,725
Rush Enterprises, Inc., Class A	858	46,847
Ruth's Hospitality Group, Inc.	1,918	31,494
Sally Beauty Holdings, Inc.†	6,792	105,819
Shake Shack, Inc., Class A†	2,362	131,067
Shoe Carnival, Inc.	1,066	27,343
Signet Jewelers, Ltd.	6,429	500,048
Sonic Automotive, Inc., Class A	1,056	57,383
World Fuel Services Corp.	3,919	100,131
Zumiez, Inc.†	4,088	75,383
		8,110,448

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 1.0%
Axos Financial, Inc.†	6,080	$ 224,474
Banc of California, Inc.	4,803	60,182
Berkshire Hills Bancorp, Inc.	2,807	70,343
Brookline Bancorp, Inc.	5,555	58,327
Capitol Federal Financial, Inc.	8,012	53,921
HomeTrust Bancshares, Inc.	1,203	29,582
Northfield Bancorp, Inc.	3,559	41,925
Northwest Bancshares, Inc.	8,039	96,709
OceanFirst Financial Corp.	25,324	467,987
Pacific Premier Bancorp, Inc.	6,013	144,432
Provident Financial Services, Inc.	4,764	91,374
Washington Federal, Inc.	7,640	230,117
WSFS Financial Corp.	3,899	146,641
		1,716,014
Semiconductors — 3.3%
Allegro MicroSystems, Inc.†	15,990	767,360
Alpha & Omega Semiconductor, Ltd.†	1,416	38,161
Axcelis Technologies, Inc.†	4,418	588,699
CEVA, Inc.†	1,468	44,671
Cirrus Logic, Inc.†	798	87,285
Cohu, Inc.†	7,759	297,868
Diodes, Inc.†	2,879	267,056
FormFactor, Inc.†	4,874	155,237
Kulicke & Soffa Industries, Inc.	3,587	188,999
MACOM Technology Solutions Holdings, Inc.†	15,956	1,130,323
MaxLinear, Inc.†	6,335	223,055
Onto Innovation, Inc.†	3,134	275,416
Photronics, Inc.†	3,907	64,778
Rambus, Inc.†	10,220	523,877
Semtech Corp.†	4,805	115,993
Silicon Laboratories, Inc.†	4,203	735,903
SiTime Corp.†	638	90,743
SMART Global Holdings, Inc.†	3,113	53,668
Ultra Clean Holdings, Inc.†	2,879	95,468
Veeco Instruments, Inc.†	7,734	163,420
		5,907,980
Software — 4.1%
8x8, Inc.†	7,154	29,832
Adeia, Inc.	14,478	128,275
Agilysys, Inc.†	1,260	103,963
Alkami Technology, Inc.†	619	7,837
Apollo Medical Holdings, Inc.†	2,489	90,774
Asana, Inc., Class A†	9,783	206,715
Avid Technology, Inc.†	2,101	67,190
Blackline, Inc.†	2,787	187,147
Box, Inc., Class A†	41,910	1,122,769
Cardlytics, Inc.†	2,632	8,936
Cerence, Inc.†	2,546	71,517
CommVault Systems, Inc.†	20,750	1,177,355
Computer Programs & Systems, Inc.†	900	27,180
Consensus Cloud Solutions, Inc.†	1,116	38,044
CSG Systems International, Inc.	1,903	102,191
Digi International, Inc.†	2,262	76,184
Digital Turbine, Inc.†	5,713	70,613
DigitalOcean Holdings, Inc.†	2,936	115,003
Donnelley Financial Solutions, Inc.†	8,394	342,979
DoubleVerify Holdings, Inc.†	5,530	166,729
Ebix, Inc.	1,486	19,600
eGain Corp.†	27,008	204,991
Security Description	Shares or Principal Amount	Value

Software (continued)
Enfusion, Inc., Class A†	7,950	$ 83,475
Envestnet, Inc.†	2,362	138,578
Health Catalyst, Inc.†	16,877	196,955
LivePerson, Inc.†	4,434	19,554
Momentive Global, Inc.†	11,683	108,886
N-able, Inc.†	4,231	55,845
NextGen Healthcare, Inc.†	3,384	58,915
PagerDuty, Inc.†	5,231	182,980
Paycor HCM, Inc.†	2,850	75,582
PDF Solutions, Inc.†	1,869	79,246
Progress Software Corp.	2,743	157,585
Simulations Plus, Inc.	1,017	44,687
Sprout Social, Inc., Class A†	1,757	106,966
SPS Commerce, Inc.†	2,422	368,871
Teradata Corp.†	10,530	424,148
Upland Software, Inc.†	5,440	23,392
Veradigm, Inc.†	12,332	160,933
Verra Mobility Corp.†	8,821	149,251
Workiva, Inc.†	3,073	314,706
Zuora, Inc., Class A†	16,003	158,110
		7,274,489
Telecommunications — 2.0%
A10 Networks, Inc.	4,059	62,874
ADTRAN Holdings, Inc.	4,472	70,926
ATN International, Inc.	679	27,785
Aviat Networks, Inc.†	2,621	90,320
Calix, Inc.†	4,674	250,480
Ciena Corp.†	11,879	623,885
Clearfield, Inc.†	799	37,217
CommScope Holding Co., Inc.†	51,437	327,654
Consolidated Communications Holdings, Inc.†	4,674	12,059
EchoStar Corp., Class A†	8,407	153,764
Extreme Networks, Inc.†	8,175	156,306
Gogo, Inc.†	7,259	105,255
Harmonic, Inc.†	6,953	101,444
InterDigital, Inc.	1,704	124,222
Iridium Communications, Inc.	1,269	78,589
Lumen Technologies, Inc.	58,313	154,529
NETGEAR, Inc.†	1,829	33,855
Ooma, Inc.†	5,768	72,158
Shenandoah Telecommunications Co.	3,170	60,293
Telephone & Data Systems, Inc.	6,316	66,381
Viasat, Inc.†	4,833	163,549
Viavi Solutions, Inc.†	80,195	868,512
		3,642,057
Textiles — 0.1%
UniFirst Corp.	955	168,300
Transportation — 1.1%
ArcBest Corp.	5,023	464,226
Dorian LPG, Ltd.	4,499	89,710
Eagle Bulk Shipping, Inc.	657	29,893
Forward Air Corp.	1,683	181,360
Heartland Express, Inc.	2,949	46,948
Hub Group, Inc., Class A†	5,847	490,797
Marten Transport, Ltd.	3,645	76,363
Matson, Inc.	4,213	251,390
Radiant Logistics, Inc.†	3,693	24,226
RXO, Inc.†	7,366	144,668
Safe Bulkers, Inc.	7,678	28,332

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Schneider National, Inc., Class B	3,049	$ 81,561
Werner Enterprises, Inc.	620	28,204
		1,937,678
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	2,075	66,753
Water — 0.8%
American States Water Co.	4,390	390,227
California Water Service Group	3,470	201,954
Middlesex Water Co.	1,116	87,182
SJW Group	9,942	756,884
		1,436,247
Total Common Stocks (cost $164,694,041)		173,225,029
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Core S&P Small-Cap ETF (cost $1,687,370)	16,661	1,611,119
WARRANTS — 0.0%
Aerospace/Defense — 0.0%
Triumph Group, Inc. Expires 12/19/2023†	1,286	637
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026†	231	4,331
Total Warrants (cost $0)		4,968
Total Long-Term Investment Securities (cost $166,381,411)		174,841,116
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.70%(2)	2,009,082	$ 2,009,282
U.S. Government — 0.1%
United States Treasury Bills
3.97%, 10/05/2023(3)	$ 70,000	68,347
Total Short-Term Investments (cost $2,077,840)		2,077,629
TOTAL INVESTMENTS (cost $168,459,251)(4)	99.2%	176,918,745
Other assets less liabilities	0.8	1,459,467
NET ASSETS	100.0%	$178,378,212
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of March 31, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
14	Long	E-Mini Russell 2000 Index	June 2023	$1,244,639	$1,269,450	$24,811
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 6,221,626	$ —	$ 0	$ 6,221,626
Other Industries	167,003,403	—	—	167,003,403
Unaffiliated Investment Companies	1,611,119	—	—	1,611,119
Warrants	4,968	—	—	4,968
Short-Term Investments:
U.S. Government	—	68,347	—	68,347
Other Short-Term Investments	2,009,282	—	—	2,009,282
Total Investments at Value	$176,850,398	$68,347	$ 0	$176,918,745
Other Financial Instruments:†
Futures Contracts	$ 24,811	$ —	$—	$ 24,811
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Banks	10.4%
Pharmaceuticals	10.0
Semiconductors	5.6
Insurance	5.6
Food	4.3
Oil & Gas	4.1
Telecommunications	3.6
Auto Manufacturers	3.0
Mining	3.0
Electric	2.8
Commercial Services	2.6
Chemicals	2.6
Machinery-Diversified	2.4
Cosmetics/Personal Care	2.4
Healthcare-Products	2.3
Retail	2.1
Electrical Components & Equipment	2.1
Miscellaneous Manufacturing	2.0
Apparel	1.8
Internet	1.6
Beverages	1.6
Software	1.4
Machinery-Construction & Mining	1.4
Building Materials	1.4
Auto Parts & Equipment	1.3
Home Furnishings	1.3
Repurchase Agreements	1.2
Distribution/Wholesale	1.2
Diversified Financial Services	1.1
Electronics	0.9
Hand/Machine Tools	0.8
Computers	0.8
Entertainment	0.8
Transportation	0.7
Healthcare-Services	0.7
Agriculture	0.7
Aerospace/Defense	0.6
Household Products/Wares	0.6
Energy-Alternate Sources	0.6
REITS	0.5
Biotechnology	0.5
Real Estate	0.4
Home Builders	0.4
Food Service	0.4
Advertising	0.4
Private Equity	0.4
Investment Companies	0.3
Media	0.3
Metal Fabricate/Hardware	0.3
Office/Business Equipment	0.3
Iron/Steel	0.3
Engineering & Construction	0.2
Lodging	0.2
Forest Products & Paper	0.2
Short-Term Investments	0.2
Gas	0.1
Toys/Games/Hobbies	0.1
Packaging & Containers	0.1
Water	0.1
99.1%
Country Allocation*
Japan	20.0%
United Kingdom	15.3

France	10.1%
Switzerland	9.3
Germany	9.0
Netherlands	5.3
Australia	4.4
United States	2.8
Sweden	2.3
Denmark	2.3
Spain	2.2
Hong Kong	1.9
Canada	1.8
Norway	1.6
Italy	1.5
South Korea	1.4
Singapore	1.1
Taiwan	1.0
Belgium	0.8
Finland	0.8
Cayman Islands	0.7
Ireland	0.6
Jersey	0.5
India	0.5
Austria	0.5
Israel	0.5
China	0.2
Indonesia	0.2
Luxembourg	0.2
Brazil	0.1
New Zealand	0.1
Portugal	0.1
99.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Australia — 4.4%
Ampol, Ltd.	1,526	$ 31,235
ANZ Group Holdings Ltd.	45,870	706,592
APA Group	7,554	51,261
Aristocrat Leisure, Ltd.	3,802	95,071
ASX, Ltd.	1,239	53,945
Aurizon Holdings, Ltd.	11,784	26,529
BHP Group, Ltd.†	41,861	1,327,741
BHP Group, Ltd. (LSE)	23,900	756,280
BlueScope Steel, Ltd.	2,970	40,244
Brambles, Ltd.	8,890	80,027
Challenger, Ltd.	47,084	196,733
Cochlear, Ltd.	421	66,734
Coles Group, Ltd.	8,568	103,306
Commonwealth Bank of Australia	10,848	714,260
Computershare, Ltd.	3,479	50,428
CSL, Ltd.	3,087	595,632
Dexus	6,886	34,890
Endeavour Group, Ltd.	9,173	41,600
Fortescue Metals Group, Ltd.	10,841	163,026
Goodman Group	10,835	137,801
GPT Group	12,263	35,116
IDP Education, Ltd.	1,336	24,513
IGO, Ltd.	134,448	1,154,190
Insurance Australia Group, Ltd.†	15,781	49,555
Lendlease Corp., Ltd.	4,412	21,500
Lottery Corp., Ltd.	14,249	48,943
Macquarie Group, Ltd.	6,540	770,428
Medibank Private, Ltd.	17,631	39,707
Mineral Resources, Ltd.	1,093	59,226
Mirvac Group	25,261	35,439
National Australia Bank, Ltd.	20,183	374,677
Newcrest Mining, Ltd.	5,721	102,423
Northern Star Resources, Ltd.	7,422	60,757
Orica, Ltd.	2,899	29,958
Origin Energy, Ltd.	11,029	61,114
Pilbara Minerals, Ltd.	16,314	43,522
Qantas Airways, Ltd.†	5,916	26,282
QBE Insurance Group, Ltd.	9,505	92,829
Ramsay Health Care, Ltd.	1,172	52,173
REA Group, Ltd.	338	31,501
Reece, Ltd.	1,447	16,924
Rio Tinto, Ltd.	22,134	1,782,171
Santos, Ltd.	20,203	93,241
Scentre Group	265,864	493,291
SEEK, Ltd.	2,157	34,857
Sonic Healthcare, Ltd.	2,924	68,347
South32, Ltd.	180,041	533,991
Stockland	15,283	40,943
Suncorp Group, Ltd.	8,093	65,620
Telstra Group, Ltd.	25,890	73,136
Transurban Group	19,686	187,346
Treasury Wine Estates, Ltd.	4,621	40,537
Vicinity, Ltd.	24,772	32,445
Washington H. Soul Pattinson & Co., Ltd.	1,386	28,087
Wesfarmers, Ltd.	7,263	244,826
Westpac Banking Corp.	22,414	325,133
WiseTech Global, Ltd.	942	41,387
Woodside Energy Group, Ltd.	12,156	273,902
Woodside Energy Group, Ltd. (LSE)†	4,164	93,078
Security Description	Shares or Principal Amount	Value

Australia (continued)
Woolworths Group, Ltd.	7,788	$ 197,505
Worley, Ltd.	57,308	552,356
		13,606,311
Austria — 0.5%
Erste Group Bank AG	41,435	1,370,527
OMV AG	943	43,188
Verbund AG	436	37,907
voestalpine AG	743	25,305
		1,476,927
Belgium — 0.8%
Ageas SA/NV	1,032	44,613
Anheuser-Busch InBev SA NV	5,561	370,817
D'ieteren Group	159	30,930
Elia Group SA	212	27,997
Groupe Bruxelles Lambert NV	637	54,392
KBC Group NV	1,601	110,071
Sofina SA	99	22,298
Solvay SA, Class A	474	54,289
UCB SA	14,255	1,274,681
Umicore SA	15,397	522,851
Warehouses De Pauw CVA	1,045	31,074
		2,544,013
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	4,000	21,840
Hongkong Land Holdings, Ltd.	7,100	31,268
Jardine Matheson Holdings, Ltd.	1,003	48,860
		101,968
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	222,867	455,104
Canada — 1.8%
Brookfield Corp.†	7,549	245,936
Canadian National Railway Co.	5,850	690,270
Definity Financial Corp.	6,057	158,069
Element Fleet Management Corp.	60,644	796,471
Magna International, Inc.	11,555	619,001
Manulife Financial Corp.	19,683	361,183
National Bank of Canada	13,289	950,535
Sun Life Financial, Inc.	17,680	825,982
Toronto-Dominion Bank	14,163	848,313
		5,495,760
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd.†	42,524	540,808
Alibaba Group Holding, Ltd. ADR†	1,264	129,155
Budweiser Brewing Co. APAC, Ltd.*	11,000	33,404
CK Asset Holdings, Ltd.	12,860	77,910
CK Hutchison Holdings, Ltd.	17,360	107,796
ESR Group, Ltd.*	12,800	22,873
Futu Holdings, Ltd. ADR†	382	19,807
Grab Holdings, Ltd., Class A†	8,339	25,100
Sands China, Ltd.†	15,600	54,448
Sea, Ltd. ADR†	2,313	200,190
SITC International Holdings Co., Ltd.	9,000	19,343
Tencent Holdings, Ltd.	14,200	693,860
WH Group, Ltd.*	53,500	31,799
Wharf Real Estate Investment Co., Ltd.	11,000	63,620

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Xinyi Glass Holdings, Ltd.	12,000	$ 21,462
XP, Inc., Class A†	11,461	136,042
		2,177,617
China — 0.2%
PICC Property & Casualty Co., Ltd.	458,000	467,830
Ping An Insurance Group Co. of China, Ltd.	35,500	230,088
		697,918
Denmark — 2.3%
AP Moller-Maersk A/S, Series A	20	35,412
AP Moller-Maersk A/S, Series B	32	57,991
Carlsberg A/S, Class B	623	96,328
Chr. Hansen Holding A/S	675	51,227
Coloplast A/S, Class B	760	100,033
Danske Bank A/S†	4,416	88,816
Demant A/S†	590	20,705
DSV A/S	1,198	231,234
Genmab A/S†	1,187	448,209
Novo Nordisk A/S, Class B	24,880	3,948,272
Novozymes A/S, Class B	1,309	67,051
Orsted A/S*	1,211	103,298
Pandora A/S	581	55,680
ROCKWOOL A/S, Class B	58	14,192
Tryg A/S	2,305	50,335
Vestas Wind Systems A/S†	57,960	1,679,280
		7,048,063
Finland — 0.8%
Elisa Oyj	911	54,904
Fortum Oyj	2,872	44,051
Kesko Oyj, Class B	1,749	37,619
Kone Oyj, Class B	2,176	113,506
Metso Outotec Oyj	4,246	46,311
Neste Oyj	2,708	133,566
Nokia Oyj	34,644	170,330
Nordea Bank Abp	21,180	226,043
Orion Oyj, Class B	684	30,585
Sampo Oyj, Class A	21,224	1,001,171
Stora Enso Oyj, Class R	41,208	536,241
UPM-Kymmene Oyj	3,417	114,748
Wartsila Oyj Abp	3,031	28,663
		2,537,738
France — 10.1%
Accor SA†	1,094	35,596
Aeroports de Paris†	190	27,152
Air Liquide SA	8,394	1,406,242
Alstom SA	2,047	55,929
Amundi SA*	391	24,702
Arkema SA	384	37,982
AXA SA	63,212	1,932,822
BioMerieux	268	28,276
BNP Paribas SA	17,897	1,070,415
Bollore SE	5,666	34,971
Bouygues SA	1,438	48,500
Bureau Veritas SA	1,882	54,078
Capgemini SE	1,048	194,934
Carrefour SA	47,391	958,047
Cie de Saint-Gobain	3,137	178,614
Cie Generale des Etablissements Michelin SCA	4,343	132,930
Security Description	Shares or Principal Amount	Value

France (continued)
Covivio	303	$ 17,668
Credit Agricole SA	7,791	88,078
Danone SA	4,110	255,511
Dassault Aviation SA	160	31,692
Dassault Systemes SE	4,267	176,227
Edenred	1,598	94,548
Eiffage SA	533	57,697
Engie SA	86,349	1,365,584
EssilorLuxottica SA	12,973	2,341,969
Eurazeo SE	279	19,877
Gecina SA	294	30,559
Getlink SE	2,817	46,501
Hermes International	203	411,199
Ipsen SA	790	87,076
Kering SA	1,507	983,554
Klepierre SA	1,377	31,227
La Francaise des Jeux SAEM*	672	28,016
Legrand SA	18,408	1,683,768
L'Oreal SA	3,958	1,770,817
LVMH Moet Hennessy Louis Vuitton SE	1,772	1,623,963
Orange SA	12,772	151,759
Pernod Ricard SA	1,321	299,312
Publicis Groupe SA	1,463	114,298
Remy Cointreau SA	149	27,157
Renault SA†	1,231	50,260
Safran SA	6,393	949,397
Sanofi	42,944	4,676,694
Sartorius Stedim Biotech	177	54,389
Schneider Electric SE	13,899	2,323,481
SEB SA	159	18,149
Societe Generale SA	5,169	116,678
Sodexo SA	566	55,295
Teleperformance	2,502	604,310
Thales SA	683	100,974
TotalEnergies SE	68,441	4,038,208
Valeo	1,325	27,267
Veolia Environnement SA	4,261	131,661
Vinci SA	3,445	395,312
Vivendi SE	4,613	46,565
Wendel SE	171	18,111
Worldline SA*†	1,531	65,066
		31,631,064
Germany — 9.0%
adidas AG	1,037	183,094
Allianz SE	2,582	596,034
BASF SE	15,225	798,491
Bayer AG	30,606	1,949,481
Bayerische Motoren Werke AG	14,934	1,635,150
Bayerische Motoren Werke AG (Preference Shares)	380	38,870
Bechtle AG	524	25,013
Beiersdorf AG	645	83,911
Brenntag SE	989	74,246
Carl Zeiss Meditec AG	258	35,832
Commerzbank AG†	6,815	71,695
Continental AG	704	52,618
Covestro AG*	11,261	465,765
Daimler Truck Holding AG†	2,898	97,874
Delivery Hero SE*†	1,100	37,427
Deutsche Bank AG	13,231	134,164
Deutsche Boerse AG	1,216	236,660
Deutsche Lufthansa AG†	3,827	42,581

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	6,346	$ 296,423
Deutsche Telekom AG	20,750	502,584
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,631	1,616,573
E.ON SE	14,373	179,285
Evonik Industries AG	1,342	28,175
Evotec SE†	11,043	232,993
Fresenius Medical Care AG & Co. KGaA	1,315	55,767
Fresenius SE & Co. KGaA	19,700	531,046
GEA Group AG	970	44,139
Hannover Rueck SE	386	75,511
HeidelbergCement AG	927	67,616
HelloFresh SE†	1,046	24,908
Henkel AG & Co. KGaA	665	48,358
Henkel AG & Co. KGaA (Preference Shares)	1,141	89,164
Infineon Technologies AG	46,932	1,918,326
KION Group AG	8,911	344,228
Knorr-Bremse AG	464	30,845
LEG Immobilien SE	474	25,953
Mercedes-Benz Group AG	5,137	394,613
Merck KGaA	4,274	794,624
MTU Aero Engines AG	342	85,525
Muenchener Rueckversicherungs-Gesellschaft AG	5,103	1,784,729
Nemetschek SE	370	25,369
Porsche Automobil Holding SE (Preference Shares)	980	56,244
Puma SE	676	41,691
Rational AG	33	22,087
Rheinmetall AG	279	82,881
RWE AG	4,113	176,812
SAP SE	32,565	4,096,586
Sartorius AG	156	65,477
Scout24 SE*	513	30,435
Siemens AG	33,331	5,395,247
Siemens Energy AG†	2,791	61,264
Siemens Healthineers AG*	16,721	961,695
Stroeer SE & Co. KGaA	2,600	137,210
Symrise AG	850	92,341
Telefonica Deutschland Holding AG	6,665	20,509
United Internet AG	621	10,690
Volkswagen AG	189	32,387
Volkswagen AG (Preference Shares)	1,188	162,108
Vonovia SE	4,585	86,223
Zalando SE*†	21,151	885,152
		28,172,699
Hong Kong — 1.9%
AIA Group, Ltd.	280,200	2,944,168
Beijing Enterprises Holdings, Ltd.	55,500	200,130
BOC Hong Kong Holdings, Ltd.	328,000	1,019,355
CLP Holdings, Ltd.	10,500	75,899
Galaxy Entertainment Group, Ltd.†	14,000	93,067
Hang Lung Properties, Ltd.	13,000	24,371
Hang Seng Bank, Ltd.	4,900	69,514
Henderson Land Development Co., Ltd.	9,062	31,373
Hong Kong & China Gas Co., Ltd.	71,533	63,199
Hong Kong Exchanges & Clearing, Ltd.	7,700	341,763
Link REIT	16,140	103,507
MTR Corp., Ltd.	10,000	48,372
New World Development Co., Ltd.	10,000	26,972
Power Assets Holdings, Ltd.	9,000	48,225
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Sino Land Co., Ltd.	22,000	$ 29,798
Sun Hung Kai Properties, Ltd.	9,000	126,584
Swire Pacific, Ltd., Class A	3,000	23,104
Swire Properties, Ltd.	7,400	19,114
Techtronic Industries Co., Ltd.	52,000	567,713
		5,856,228
India — 0.5%
HDFC Bank, Ltd. ADR	15,345	1,023,051
Housing Development Finance Corp., Ltd.	15,816	505,717
		1,528,768
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,162,900	679,483
Ireland — 0.6%
AIB Group PLC	6,846	27,883
Bank of Ireland Group PLC	6,852	69,336
CRH PLC	4,783	241,724
DCC PLC	8,194	478,235
Flutter Entertainment PLC†	1,070	194,612
James Hardie Industries PLC	2,853	61,241
Kerry Group PLC, Class A †	1,020	101,653
Kingspan Group PLC†	989	67,892
Linde PLC	2,090	742,870
Smurfit Kappa Group PLC	1,583	57,469
		2,042,915
Isle of Man — 0.0%
Entain PLC	3,770	58,672
Israel — 0.5%
Azrieli Group, Ltd.	272	15,673
Bank Hapoalim BM	8,130	67,701
Bank Leumi Le-Israel BM	9,883	74,742
Bezeq The Israeli Telecommunication Corp., Ltd.	13,279	18,103
Check Point Software Technologies, Ltd.†	642	83,460
CyberArk Software, Ltd.†	261	38,623
Elbit Systems, Ltd.	170	28,880
First International Bank of Israel, Ltd.	353	12,490
ICL Group, Ltd.	4,539	30,705
Israel Discount Bank, Ltd., Class A	7,919	38,953
Mizrahi Tefahot Bank, Ltd.	988	31,003
NICE, Ltd.†	407	92,645
NICE, Ltd. ADR†	3,448	789,213
Teva Pharmaceutical Industries, Ltd. ADR†	7,110	62,923
Tower Semiconductor, Ltd.†	700	29,829
Wix.com, Ltd.†	366	36,527
		1,451,470
Italy — 1.5%
Amplifon SpA	797	27,704
Assicurazioni Generali SpA	7,111	141,951
DiaSorin SpA	161	16,987
Enel SpA	52,070	318,007
Eni SpA	16,005	224,195
FinecoBank Banca Fineco SpA	78,854	1,212,615
Infrastrutture Wireless Italiane SpA*	2,151	28,352
Intesa Sanpaolo SpA	196,494	505,704
Mediobanca Banca di Credito Finanziario SpA	3,801	38,275
Moncler SpA	11,526	796,669
Nexi SpA*†	3,779	30,811

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Poste Italiane SpA*	3,345	$ 34,238
Prysmian SpA	20,729	872,738
Recordati Industria Chimica e Farmaceutica SpA	669	28,313
Snam SpA	12,910	68,528
Telecom Italia SpA†	63,790	21,146
Terna - Rete Elettrica Nazionale SpA	9,008	73,932
UniCredit SpA	12,299	232,949
		4,673,114
Japan — 20.0%
Advantest Corp.	1,200	111,181
Aeon Co., Ltd.	4,200	81,424
AGC, Inc.	1,200	44,731
Aisin Corp.	900	24,803
Ajinomoto Co., Inc.	2,900	100,919
ANA Holdings, Inc.†	1,000	21,717
Asahi Group Holdings, Ltd.	2,900	107,967
Asahi Intecc Co., Ltd.	1,400	24,775
Asahi Kasei Corp.	59,500	417,288
Astellas Pharma, Inc.	82,000	1,166,400
Azbil Corp.	700	19,151
Bandai Namco Holdings, Inc.	3,900	83,997
BayCurrent Consulting, Inc.	800	33,194
Bridgestone Corp.	40,600	1,649,326
Brother Industries, Ltd.	1,500	22,626
Canon, Inc.	6,400	143,564
Capcom Co., Ltd.	1,100	39,351
Central Japan Railway Co.	3,900	465,622
Chiba Bank, Ltd.	3,400	21,956
Chubu Electric Power Co., Inc.	4,100	43,270
Chugai Pharmaceutical Co., Ltd.	4,300	106,281
Concordia Financial Group, Ltd.	7,000	25,837
CyberAgent, Inc.	48,104	407,800
Dai Nippon Printing Co., Ltd.	1,400	39,117
Daifuku Co., Ltd.	1,944	36,049
Dai-ichi Life Holdings, Inc.	6,300	115,755
Daiichi Sankyo Co., Ltd.	11,200	408,763
Daikin Industries, Ltd.	9,500	1,703,228
Daito Trust Construction Co., Ltd.	400	39,921
Daiwa House Industry Co., Ltd.	3,800	89,516
Daiwa House REIT Investment Corp.	14	28,720
Daiwa Securities Group, Inc.	8,500	39,941
Denso Corp.	13,400	756,417
Dentsu Group, Inc.	1,300	45,786
Disco Corp.	10,200	1,186,734
East Japan Railway Co.	1,900	105,071
Eisai Co., Ltd.	1,600	91,038
Electric Power Development Co., Ltd.	21,000	337,749
ENEOS Holdings, Inc.	19,650	68,923
FANUC Corp.	6,000	216,361
Fast Retailing Co., Ltd.	1,100	240,505
Fuji Electric Co., Ltd.	800	31,568
FUJIFILM Holdings Corp.	12,600	640,067
Fujitsu, Ltd.	1,300	175,715
GLP J-REIT	29	31,324
GMO Payment Gateway, Inc.	300	25,821
Hakuhodo DY Holdings, Inc.	1,500	16,999
Hamamatsu Photonics KK	10,200	550,602
Hankyu Hanshin Holdings, Inc.	1,500	44,510
Hikari Tsushin, Inc.	100	14,065
Hirose Electric Co., Ltd.	225	29,440
Security Description	Shares or Principal Amount	Value

Japan (continued)
Hitachi Construction Machinery Co., Ltd.	700	$ 16,316
Hitachi, Ltd.	26,500	1,456,626
Honda Motor Co., Ltd.	19,000	505,414
Hoshizaki Corp.	700	25,819
Hoya Corp.	2,300	254,341
Hulic Co., Ltd.	2,500	20,542
Ibiden Co., Ltd.	700	28,084
Idemitsu Kosan Co., Ltd.	1,279	27,970
Iida Group Holdings Co., Ltd.	900	14,686
Inpex Corp.	6,700	71,288
Isuzu Motors, Ltd.	3,700	44,284
Ito En, Ltd.	19	622
ITOCHU Corp.	7,600	247,479
Itochu Techno-Solutions Corp.	600	14,779
Japan Airlines Co., Ltd.	900	17,549
Japan Exchange Group, Inc.	3,200	48,824
Japan Metropolitan Fund Investment Corp.	45	32,839
Japan Post Bank Co., Ltd.	2,600	21,265
Japan Post Holdings Co., Ltd.	15,200	123,679
Japan Post Insurance Co., Ltd.	1,300	20,296
Japan Real Estate Investment Corp.	8	31,881
Japan Tobacco, Inc.	7,700	162,521
JFE Holdings, Inc.	3,100	39,400
JSR Corp.	1,100	26,001
Kajima Corp.	2,700	32,589
Kansai Electric Power Co., Inc.	4,500	43,837
Kao Corp.	3,000	117,141
KDDI Corp.	57,100	1,763,335
Keio Corp.	700	24,547
Keisei Electric Railway Co., Ltd.	800	24,631
Keyence Corp.	4,000	1,961,066
Kikkoman Corp.	900	45,911
Kintetsu Group Holdings Co., Ltd.	1,100	35,378
Kirin Holdings Co., Ltd.	31,500	498,502
Kobayashi Pharmaceutical Co., Ltd.	299	18,266
Kobe Bussan Co., Ltd.	964	26,907
Koei Tecmo Holdings Co., Ltd.	780	14,090
Koito Manufacturing Co., Ltd.	1,300	24,623
Komatsu, Ltd.	5,900	146,373
Konami Group Corp.	600	27,544
Kose Corp.	240	28,506
Kubota Corp.	70,200	1,063,390
Kurita Water Industries, Ltd.	700	32,035
Kyocera Corp.	2,000	104,331
Kyowa Kirin Co., Ltd.	1,700	37,088
Lasertec Corp.	490	86,868
LIXIL Corp.	1,800	29,685
M3, Inc.	2,800	70,446
Makita Corp.	18,400	457,692
Marubeni Corp.	9,900	134,576
MatsukiyoCocokara & Co.	700	37,073
Mazda Motor Corp.	3,600	33,517
McDonald's Holdings Co. Japan, Ltd.	500	20,792
MEIJI Holdings Co., Ltd.	1,400	33,294
Minebea Mitsumi, Inc.	2,300	43,910
MISUMI Group, Inc.	29,600	744,696
Mitsubishi Chemical Group Corp.	8,200	48,790
Mitsubishi Corp.	23,200	834,090
Mitsubishi Electric Corp.	81,200	969,808
Mitsubishi Estate Co., Ltd.	7,200	85,960
Mitsubishi HC Capital, Inc.	54,200	280,131
Mitsubishi Heavy Industries, Ltd.	2,000	73,746

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	510,300	$ 3,274,189
Mitsui & Co., Ltd.	9,200	286,718
Mitsui Chemicals, Inc.	1,200	30,985
Mitsui Fudosan Co., Ltd.	43,400	815,598
Mitsui OSK Lines, Ltd.	2,200	55,053
Mizuho Financial Group, Inc.	15,440	218,970
MonotaRO Co., Ltd.	1,600	20,115
MS&AD Insurance Group Holdings, Inc.	2,700	83,843
Murata Manufacturing Co., Ltd.	28,700	1,752,533
Nabtesco Corp.	14,200	348,906
NEC Corp.	1,600	61,774
Nexon Co., Ltd.	3,000	71,627
NGK Insulators, Ltd.	1,500	19,858
Nidec Corp.	2,900	150,534
Nihon M&A Center Holdings, Inc.	1,940	14,539
Nintendo Co., Ltd.	7,100	275,235
Nippon Building Fund, Inc.	10	41,580
Nippon Express Holdings, Inc.	462	27,842
Nippon Paint Holdings Co., Ltd.	5,300	49,808
Nippon Prologis REIT, Inc.	14	29,675
Nippon Sanso Holdings Corp.	1,100	19,856
Nippon Shinyaku Co., Ltd.	300	13,230
Nippon Steel Corp.	5,200	122,723
Nippon Telegraph & Telephone Corp.	70,100	2,093,712
Nippon Yusen KK	3,100	72,439
Nissan Chemical Corp.	800	36,349
Nissan Motor Co., Ltd.	14,900	56,686
Nisshin Seifun Group, Inc.	1,300	15,212
Nissin Foods Holdings Co., Ltd.	400	36,584
Nitori Holdings Co., Ltd.	500	60,284
Nitto Denko Corp.	900	58,162
Nomura Holdings, Inc.	18,600	71,802
Nomura Real Estate Holdings, Inc.	800	17,715
Nomura Real Estate Master Fund, Inc.	27	30,277
Nomura Research Institute, Ltd.	2,500	58,136
NTT Data Corp.	61,800	812,793
Obayashi Corp.	4,200	32,152
OBIC Co., Ltd.	400	63,244
Odakyu Electric Railway Co., Ltd.	1,900	24,672
Oji Holdings Corp.	5,200	20,589
Olympus Corp.	7,800	136,984
Omron Corp.	6,200	362,768
Ono Pharmaceutical Co., Ltd.	2,300	47,984
Open House Group Co., Ltd.	500	18,750
Oracle Corp. Japan	200	14,435
Oriental Land Co., Ltd.	6,500	222,270
ORIX Corp.	7,600	125,344
Osaka Gas Co., Ltd.	2,400	39,462
Otsuka Corp.	700	24,890
Otsuka Holdings Co., Ltd.	15,500	494,180
Pan Pacific International Holdings Corp.	2,400	46,444
Panasonic Holdings Corp.	69,400	621,152
Persol Holdings Co., Ltd.	1,101	22,136
Rakuten Group, Inc.	5,600	26,115
Recruit Holdings Co., Ltd.	41,800	1,158,596
Renesas Electronics Corp.†	34,921	507,007
Resona Holdings, Inc.	13,800	66,710
Ricoh Co., Ltd.	3,500	26,256
Rohm Co., Ltd.	600	49,977
SBI Holdings, Inc.	1,600	31,757
SCSK Corp.	1,024	14,964
Security Description	Shares or Principal Amount	Value

Japan (continued)
Secom Co., Ltd.	1,300	$ 80,016
Seiko Epson Corp.	1,800	25,612
Sekisui Chemical Co., Ltd.	59,400	842,629
Sekisui House, Ltd.	3,900	79,471
Seven & i Holdings Co., Ltd.	26,000	1,172,857
SG Holdings Co., Ltd.	1,844	27,323
Sharp Corp.†	1,500	10,607
Shimadzu Corp.	1,500	47,053
Shimano, Inc.	500	86,739
Shimizu Corp.	3,500	19,829
Shin-Etsu Chemical Co., Ltd.	12,000	389,215
Shionogi & Co., Ltd.	1,700	76,895
Shiseido Co., Ltd.	2,600	122,025
Shizuoka Financial Group, Inc.	2,900	20,847
SMC Corp.	3,600	1,908,708
SoftBank Corp.	18,400	212,250
SoftBank Group Corp.	7,700	303,104
Sompo Holdings, Inc.	2,000	79,376
Sony Group Corp.	38,100	3,463,832
Square Enix Holdings Co., Ltd.	500	24,025
Stanley Electric Co., Ltd.	14,600	324,421
Subaru Corp.	3,900	62,425
SUMCO Corp.	2,212	33,273
Sumitomo Chemical Co., Ltd.	9,500	31,956
Sumitomo Corp.	40,600	719,080
Sumitomo Electric Industries, Ltd.	4,600	59,102
Sumitomo Metal Mining Co., Ltd.	1,600	61,181
Sumitomo Mitsui Financial Group, Inc.	8,400	336,819
Sumitomo Mitsui Trust Holdings, Inc.	12,100	414,529
Sumitomo Realty & Development Co., Ltd.	2,000	45,113
Suntory Beverage & Food, Ltd.	900	33,541
Suzuki Motor Corp.	14,300	520,490
Sysmex Corp.	1,100	72,212
T&D Holdings, Inc.	3,400	42,236
Taisei Corp.	1,200	37,099
Takeda Pharmaceutical Co., Ltd.	9,600	315,318
TDK Corp.	2,500	89,719
TechnoPro Holdings, Inc.	19,800	548,771
Terumo Corp.	34,800	939,477
THK Co., Ltd.	10,800	249,930
TIS, Inc.	1,452	38,380
Tobu Railway Co., Ltd.	1,200	28,708
Toho Co., Ltd.	700	26,805
Tokio Marine Holdings, Inc.	90,100	1,737,236
Tokyo Electric Power Co. Holdings, Inc.†	9,800	34,976
Tokyo Electron, Ltd.	7,800	953,720
Tokyo Gas Co., Ltd.	2,500	47,076
Tokyu Corp.	3,400	45,218
Toppan, Inc.	1,700	34,246
Toray Industries, Inc.	8,900	50,882
Toshiba Corp.	2,500	83,771
Tosoh Corp.	6,900	93,751
TOTO, Ltd.	900	30,153
Toyota Industries Corp.	900	50,117
Toyota Motor Corp.	213,700	3,042,065
Toyota Tsusho Corp.	1,400	59,673
Trend Micro, Inc.	900	44,124
Unicharm Corp.	2,600	106,874
USS Co., Ltd.	1,300	22,533
Welcia Holdings Co., Ltd.	10,200	218,250
West Japan Railway Co.	1,400	57,674
Yakult Honsha Co., Ltd.	800	58,160

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Corp.	900	$ 34,737
Yamaha Motor Co., Ltd.	1,900	49,788
Yamato Holdings Co., Ltd.	1,800	30,876
Yaskawa Electric Corp.	1,500	65,724
Yokogawa Electric Corp.	1,500	24,416
Z Holdings Corp.	114,100	323,762
ZOZO, Inc.	830	18,981
		62,326,515
Jersey — 0.5%
Amcor PLC	20,605	230,784
Experian PLC	5,898	194,134
Glencore PLC	65,941	379,300
WPP PLC	72,209	856,703
		1,660,921
Luxembourg — 0.2%
ArcelorMittal SA	3,372	102,251
Aroundtown SA	6,396	9,107
Eurofins Scientific SE	863	57,904
Samsonite International SA*†	107,100	329,179
Tenaris SA	3,023	42,993
		541,434
Netherlands — 5.3%
Aalberts NV†	12,233	577,079
ABN AMRO Bank NV CVA*	2,586	41,076
Adyen NV*†	660	1,046,507
Aegon NV	11,479	49,332
AerCap Holdings NV†	866	48,695
Airbus SE	3,785	507,062
Akzo Nobel NV	21,600	1,685,928
Argenx SE †	354	131,465
ASM International NV	300	121,828
ASML Holding NV	7,898	5,396,663
CNH Industrial NV	6,551	100,213
Davide Campari-Milano NV	3,346	40,811
Euronext NV*	548	41,962
EXOR NV†	694	57,188
Ferrari NV	807	218,567
Heineken Holding NV	738	67,791
Heineken NV	7,014	755,091
IMCD NV	365	59,737
ING Groep NV†	115,832	1,378,062
JDE Peet's NV	644	18,732
Just Eat Takeaway.com NV †	1,175	22,460
Koninklijke Ahold Delhaize NV	6,695	229,005
Koninklijke DSM NV	1,119	132,258
Koninklijke KPN NV	21,148	74,692
Koninklijke Philips NV	33,011	602,644
NN Group NV	1,786	64,800
NXP Semiconductors NV	4,869	907,947
OCI NV	674	22,880
Prosus NV	5,131	401,257
QIAGEN NV†	1,458	66,276
Randstad NV	765	45,415
Stellantis NV†	14,400	262,022
STMicroelectronics NV	4,375	234,046
Universal Music Group NV	43,131	1,090,309
Wolters Kluwer NV	1,649	208,086
		16,707,886
Security Description	Shares or Principal Amount	Value

New Zealand — 0.1%
Auckland International Airport, Ltd.†	8,015	$ 43,633
EBOS Group, Ltd.	1,037	30,217
Fisher & Paykel Healthcare Corp., Ltd.	3,697	61,747
Mercury NZ, Ltd.	4,437	17,539
Meridian Energy, Ltd.	8,262	27,184
Spark New Zealand, Ltd.	11,992	38,031
Xero, Ltd.†	865	52,350
		270,701
Norway — 1.6%
Adevinta ASA†	1,866	13,233
Aker BP ASA	2,023	49,638
DNB Bank ASA	119,926	2,151,147
Equinor ASA	47,856	1,360,985
Gjensidige Forsikring ASA	1,280	20,976
Kongsberg Gruppen ASA	568	22,941
Mowi ASA	2,648	49,038
Norsk Hydro ASA	76,794	574,276
Orkla ASA	4,808	34,153
Salmar ASA	418	18,244
Storebrand ASA	69,878	536,242
Telenor ASA	4,480	52,593
Yara International ASA	1,060	46,150
		4,929,616
Portugal — 0.1%
EDP - Energias de Portugal SA	17,772	96,841
Galp Energia SGPS SA	3,209	36,409
Jeronimo Martins SGPS SA	1,813	42,516
		175,766
Singapore — 1.1%
CapitaLand Ascendas REIT	21,500	46,420
CapitaLand Integrated Commercial Trust†	33,992	50,756
Capitaland Investment, Ltd.	16,600	46,144
City Developments, Ltd.	2,600	14,442
DBS Group Holdings, Ltd.	29,000	720,714
Genting Singapore, Ltd.	38,700	32,625
Jardine Cycle & Carriage, Ltd.	600	14,173
Keppel Corp., Ltd.	9,300	39,417
Mapletree Logistics Trust	21,511	27,758
Mapletree Pan Asia Commercial Trust	15,100	20,510
Oversea-Chinese Banking Corp., Ltd.	21,700	202,344
Sembcorp Marine, Ltd.†	296,433	26,550
Singapore Airlines, Ltd.	8,600	37,090
Singapore Exchange, Ltd.	5,500	39,001
Singapore Technologies Engineering, Ltd.	10,000	27,592
Singapore Telecommunications, Ltd.	52,810	97,859
United Overseas Bank, Ltd.	45,300	1,016,466
UOL Group, Ltd.	3,000	15,688
Venture Corp., Ltd.	1,748	23,284
Wilmar International, Ltd.	252,000	799,728
		3,298,561
South Korea — 1.4%
KT Corp.	14,901	337,830
NAVER Corp.	1,816	285,865
Samsung Electronics Co., Ltd.	52,200	2,588,510
Samsung SDI Co., Ltd.	1,843	1,050,402
		4,262,607
Spain — 2.2%
Acciona SA	158	31,659

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	1,388	$ 44,228
Aena SME SA*†	480	77,720
Amadeus IT Group SA†	10,266	687,377
Banco Bilbao Vizcaya Argentaria SA	236,130	1,686,968
Banco Santander SA	107,518	400,527
CaixaBank SA	232,414	904,820
Cellnex Telecom SA*	3,618	140,833
Corp. ACCIONA Energias Renovables SA†	422	16,371
EDP Renovaveis SA	1,845	42,302
Enagas SA	1,593	30,601
Endesa SA	2,033	44,146
Ferrovial SA	3,120	91,781
Grifols SA†	1,910	18,898
Iberdrola SA	161,441	2,010,952
Industria de Diseno Textil SA	6,983	234,509
Naturgy Energy Group SA	931	28,024
Red Electrica Corp. SA	2,598	45,700
Repsol SA	8,818	135,739
Siemens Gamesa Renewable Energy SA†	1,603	31,379
Telefonica SA	33,276	143,592
		6,848,126
SupraNational — 0.0%
HKT Trust & HKT, Ltd.	24,000	31,952
Unibail-Rodamco-Westfield†	755	40,674
		72,626
Sweden — 2.3%
Alfa Laval AB	1,855	66,283
Assa Abloy AB, Class B	6,417	154,071
Atlas Copco AB, Class A	17,196	218,020
Atlas Copco AB, Class B	9,993	114,900
Boliden AB	1,751	68,868
Electrolux AB, Class B	1,408	17,087
Elekta AB, Series B	48,964	374,297
Embracer Group AB†	4,197	19,690
Epiroc AB, Class A	4,219	83,774
Epiroc AB, Class B	2,497	42,564
EQT AB	2,276	46,552
Essity AB, Class B	3,899	111,499
Evolution AB*	1,171	157,121
Fastighets AB Balder, Class B†	4,039	16,625
Getinge AB, Class B	1,464	35,770
H & M Hennes & Mauritz AB, Class B	4,676	66,767
Hexagon AB, Class B	12,461	143,392
Holmen AB, Class B	601	23,158
Husqvarna AB, Class B	2,686	23,340
Industrivarden AB, Class A	835	22,567
Industrivarden AB, Class C	986	26,605
Indutrade AB	1,749	37,156
Investment AB Latour, Class B	948	19,320
Investor AB, Class A	3,193	65,182
Investor AB, Class B	11,664	232,359
Kinnevik AB, Class B†	1,554	23,287
L E Lundbergforetagen AB, Class B	486	22,020
Lifco AB, Class B	1,492	32,123
Nibe Industrier AB, Class B	36,383	414,907
Sagax AB, Class B	1,221	28,220
Sandvik AB	66,831	1,420,252
Securitas AB, Class B	3,150	28,086
Skandinaviska Enskilda Banken AB, Class A	10,345	114,091
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Skanska AB, Class B	2,178	$ 33,367
SKF AB, Class B	2,454	48,425
Svenska Cellulosa AB SCA, Class B	3,879	51,013
Svenska Handelsbanken AB, Class A	192,705	1,667,949
Swedbank AB, Class A	5,798	95,153
Swedish Orphan Biovitrum AB†	1,091	25,428
Tele2 AB, Class B	3,634	36,203
Telefonaktiebolaget LM Ericsson, Class B	135,542	796,231
Telia Co. AB	17,018	43,243
Volvo AB, Class A	1,282	27,625
Volvo AB, Class B	9,661	199,268
Volvo Car AB, Class B†	3,815	16,692
		7,310,550
Switzerland — 9.3%
ABB, Ltd.	39,337	1,348,947
Adecco Group AG	1,024	37,270
Alcon, Inc.	18,809	1,334,524
Bachem Holding AG	212	21,328
Baloise Holding AG	293	45,719
Banque Cantonale Vaudoise	193	18,207
Barry Callebaut AG	241	511,658
BKW AG†	135	21,219
Chocoladefabriken Lindt & Spruengli AG	1	118,066
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	82	970,131
Cie Financiere Richemont SA	5,726	917,883
Clariant AG	1,381	22,916
Coca-Cola HBC AG	1,291	35,315
Credit Suisse Group AG†	23,060	20,777
EMS-Chemie Holding AG	45	37,185
Geberit AG	230	128,619
Givaudan SA	59	192,257
Holcim AG	3,549	228,935
Julius Baer Group, Ltd.	10,517	720,092
Kuehne & Nagel International AG	348	103,858
Logitech International SA	1,108	64,373
Lonza Group AG	2,194	1,319,614
Nestle SA	64,855	7,917,291
Novartis AG	30,078	2,761,307
On Holding AG, Class A†	23,078	716,110
Partners Group Holding AG	145	136,711
Roche Holding AG	18,982	5,432,409
Roche Holding AG (BR)	171	51,425
Schindler Holding AG	150	31,676
Schindler Holding AG (Participation Certificate)	261	57,736
SGS SA	41	90,077
SIG Group AG	1,958	50,372
Sika AG	2,841	797,429
Sonova Holding AG	333	98,196
Straumann Holding AG	715	107,227
Swatch Group AG (TRQX)	337	21,353
Swatch Group AG (XEGT)	185	63,611
Swiss Life Holding AG	197	121,476
Swiss Prime Site AG	491	40,877
Swiss Re AG	1,931	198,615
Swisscom AG	166	105,918
Temenos AG	408	28,400
UBS Group AG	21,436	452,646

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
VAT Group AG*	173	$ 62,499
Zurich Insurance Group AG	3,026	1,447,914
		29,010,168
Taiwan — 1.0%
Largan Precision Co., Ltd.	3,000	215,698
Taiwan Semiconductor Manufacturing Co., Ltd.	160,000	2,834,540
		3,050,238
United Kingdom — 15.3%
3i Group PLC	6,231	129,927
Abrdn PLC	12,985	32,702
Admiral Group PLC	1,163	29,274
Anglo American PLC	8,135	269,248
Antofagasta PLC	68,066	1,331,908
Ashtead Group PLC	13,371	819,216
ASOS PLC†	13,398	136,600
Associated British Foods PLC	2,278	54,672
AstraZeneca PLC	28,050	3,893,342
AstraZeneca PLC ADR	20,898	1,450,530
Auto Trader Group PLC*	5,967	45,479
Aviva PLC	17,945	89,697
BAE Systems PLC	19,776	239,745
Barclays PLC	101,504	183,268
Barratt Developments PLC	6,413	37,031
Berkeley Group Holdings PLC	696	36,110
BP PLC	116,179	735,522
Bridgepoint Group PLC*	79,665	217,050
British American Tobacco PLC	13,615	477,134
British Land Co. PLC	5,638	27,072
BT Group PLC	44,502	80,075
Bunzl PLC	34,258	1,294,485
Burberry Group PLC	42,829	1,370,431
Coca-Cola Europacific Partners PLC	1,316	77,894
Compass Group PLC	49,028	1,232,756
Croda International PLC	894	71,809
Diageo PLC	57,698	2,575,084
Direct Line Insurance Group PLC	6,256	10,651
Dr. Martens PLC	60,516	106,614
Great Portl & Estates PLC	47,156	295,549
GSK PLC	50,558	901,721
GSK PLC ADR	12,633	449,482
Haleon PLC	32,516	129,724
Halma PLC	2,430	67,084
Hargreaves Lansdown PLC	2,277	22,535
Hikma Pharmaceuticals PLC	1,057	21,882
HSBC Holdings PLC	377,578	2,570,578
Imperial Brands PLC	5,732	131,820
Informa PLC	9,124	77,970
InterContinental Hotels Group PLC	1,122	73,725
Intertek Group PLC	1,033	51,775
J Sainsbury PLC	11,259	38,772
JD Sports Fashion PLC	16,511	36,353
Johnson Matthey PLC	19,998	490,080
Kingfisher PLC	382,043	1,234,424
Land Securities Group PLC	4,510	34,665
Legal & General Group PLC	38,238	113,102
Lloyds Banking Group PLC	1,284,426	757,741
London Stock Exchange Group PLC	2,097	203,795
M&G PLC	14,279	34,975
Melrose Industries PLC	346,380	713,929
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Mondi PLC	3,108	$ 49,263
National Grid PLC	166,293	2,257,201
NatWest Group PLC	34,025	111,173
Next PLC	7,270	590,792
Ocado Group PLC†	3,699	24,549
Pearson PLC	4,138	43,185
Persimmon PLC	22,307	346,936
Phoenix Group Holdings PLC	4,803	32,446
Prudential PLC	101,125	1,383,015
Reckitt Benckiser Group PLC	25,062	1,904,074
RELX PLC †	54,601	1,767,563
Rentokil Initial PLC	16,133	117,961
Rio Tinto PLC	7,199	487,913
Rolls-Royce Holdings PLC†	53,569	98,938
Sage Group PLC	6,528	62,549
Schroders PLC	5,676	32,344
Segro PLC	7,742	73,689
Severn Trent PLC	1,610	57,185
Shell PLC	45,184	1,293,875
Shell PLC (XAMS)†	101,895	2,929,157
Shell PLC ADR	12,033	692,379
Smith & Nephew PLC	5,574	77,553
Smiths Group PLC	2,269	48,086
Spirax-Sarco Engineering PLC	471	69,121
SSE PLC	58,685	1,307,182
St. James's Place PLC	3,484	52,194
Standard Chartered PLC	55,092	419,181
Taylor Wimpey PLC	22,612	33,309
Tesco PLC	47,387	155,386
Unilever PLC	85,126	4,410,193
United Utilities Group PLC	4,365	57,080
Vodafone Group PLC	166,850	184,417
Vodafone Group PLC ADR	44,301	489,083
Whitbread PLC	15,736	581,263
		47,747,242
United States — 1.4%
Autoliv, Inc. SDR	5,085	474,801
Booking Holdings, Inc.†	515	1,365,991
Broadcom, Inc.	1,740	1,116,280
Liberty Media Corp.-Liberty Formula One, Series C†	7,315	547,381
Lululemon Athletica, Inc.†	1,587	577,970
MercadoLibre, Inc.†	250	329,515
		4,411,938
Total Common Stocks (cost $267,168,811)		304,860,727
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	8,154	10,249
Total Long-Term Investment Securities (cost $267,168,811)		304,870,976
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.1%
United States Treasury Bills
3.84%, 09/07/2023(1)	$ 75,000	73,469
4.95%, 08/24/2023(1)	200,000	196,272
		269,741

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(2)	439,921	$ 439,921
T. Rowe Price Government Reserve Fund 4.82%(2)	102	102
		440,023
Total Short-Term Investments (cost $709,767)		709,764
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $3,751,939 and collateralized by $3,824,200 of United States Treasury Notes, bearing interest at 3.63% due 03/31/2030 and having an approximate value of $3,826,590 (cost $3,751,489)	$3,751,489	3,751,489
TOTAL INVESTMENTS (cost $271,630,067)(3)	99.1%	309,332,229
Other assets less liabilities	0.9	2,654,991
NET ASSETS	100.0%	$311,987,220
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $4,942,459 representing 1.6% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of March 31, 2023.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
47	Long	MSCI EAFE Index	June 2023	$4,591,981	$4,926,775	$334,794
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$ 455,104	$ —	$—	$ 455,104
Canada	5,495,760	—	—	5,495,760
Cayman Islands	510,294	1,667,323	—	2,177,617
India	1,023,051	505,717	—	1,528,768
Ireland	742,870	1,300,045	—	2,042,915
Israel	1,010,746	440,724	—	1,451,470
Netherlands	956,642	15,751,244	—	16,707,886
Spain	31,379	6,816,747	—	6,848,126
Switzerland	716,110	28,294,058	—	29,010,168
United Kingdom	3,159,368	44,587,874	—	47,747,242
United States	3,937,137	474,801	—	4,411,938
Other Countries	—	186,983,733	—	186,983,733
Warrants	10,249	—	—	10,249
Short-Term Investments:
U.S. Government	—	269,741	—	269,741
Other Short-Term Investments	440,023	—	—	440,023
Repurchase Agreements	—	3,751,489	—	3,751,489
Total Investments at Value	$18,488,733	$290,843,496	$—	$309,332,229
Other Financial Instruments:†
Futures Contracts	$ 334,794	$ —	$—	$ 334,794
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	70.7%
Collateralized Mortgage Obligations	9.0
Banks	6.5
Other Asset Backed Securities	4.4
Electric	4.1
Repurchase Agreements	1.8
Oil & Gas	1.6
Foreign Government Obligations	1.5
Media	1.5
Pipelines	1.4
Auto Loan Receivables	1.1
Telecommunications	1.1
REITS	1.0
Healthcare-Services	0.9
Semiconductors	0.9
Software	0.8
Insurance	0.8
Diversified Financial Services	0.6
Agriculture	0.6
Biotechnology	0.6
Commercial Services	0.5
Municipal Securities	0.5
Pharmaceuticals	0.4
Beverages	0.4
Entertainment	0.4
Trucking & Leasing	0.4
Retail	0.4
Gas	0.3
Aerospace/Defense	0.3
Internet	0.3
Food	0.3
Healthcare-Products	0.3
Short-Term Investments	0.3
Hand/Machine Tools	0.3
Chemicals	0.3
Computers	0.2
Machinery-Diversified	0.2
Packaging & Containers	0.2
Building Materials	0.2
Environmental Control	0.2
Office/Business Equipment	0.2
Cosmetics/Personal Care	0.2
Auto Manufacturers	0.2
Iron/Steel	0.2
Credit Card Receivables	0.2
Energy-Alternate Sources	0.1
Engineering & Construction	0.1
Home Equity	0.1
Mining	0.1
Multi-National	0.1
Transportation	0.1
Machinery-Construction & Mining	0.1
Miscellaneous Manufacturing	0.1
Electronics	0.1
Lodging	0.1
119.3%
Credit Quality†#
Aaa	66.2%
Aa	0.9
A	7.5
Baa	14.0
Ba	3.0
B	0.7

Caa	0.3
Ca	0.1
Not Rated@	7.3
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.7%
Advertising — 0.0%
Lamar Media Corp.
3.63%, 01/15/2031	$ 465,000	$ 399,900
Aerospace/Defense — 0.3%
Boeing Co.
3.38%, 06/15/2046	52,000	36,903
5.04%, 05/01/2027	595,000	599,315
5.15%, 05/01/2030	510,000	513,188
5.93%, 05/01/2060	104,000	103,876
L3Harris Technologies, Inc.
2.90%, 12/15/2029	190,000	167,939
Northrop Grumman Corp.
4.95%, 03/15/2053	40,000	39,881
5.15%, 05/01/2040	525,000	531,273
Raytheon Technologies Corp.
5.15%, 02/27/2033	320,000	333,025
5.38%, 02/27/2053	157,000	165,246
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	35,000	35,000
		2,525,646
Agriculture — 0.6%
BAT Capital Corp.
4.76%, 09/06/2049	50,000	38,347
5.65%, 03/16/2052	125,000	109,712
BAT International Finance PLC
4.45%, 03/16/2028	20,000	19,010
Philip Morris International, Inc.
4.88%, 02/15/2028	595,000	600,523
5.13%, 11/17/2027 to 02/15/2030	1,100,000	1,121,448
5.38%, 02/15/2033	1,320,000	1,348,500
5.63%, 11/17/2029	310,000	323,908
Reynolds American, Inc.
5.70%, 08/15/2035	1,035,000	978,508
		4,539,956
Airlines — 0.0%
American Airlines, Inc.
11.75%, 07/15/2025*	60,000	65,642
British Airways Pass Through Trust
2.90%, 09/15/2036*	95,977	78,658
United Airlines, Inc.
4.63%, 04/15/2029*	70,000	63,315
		207,615
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	151,000	146,766
Auto Manufacturers — 0.2%
Ford Motor Co.
3.25%, 02/12/2032	130,000	102,174
4.75%, 01/15/2043	33,000	25,306
6.10%, 08/19/2032	38,000	36,824
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	270,000	229,426
General Motors Co.
5.40%, 10/15/2029	82,000	81,253
General Motors Financial Co., Inc.
2.70%, 06/10/2031	63,000	50,469
2.75%, 06/20/2025	104,000	98,468
3.60%, 06/21/2030	390,000	341,698
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
5.50%, 03/30/2026*	$ 75,000	$ 75,113
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028*	150,000	150,442
		1,191,173
Banks — 6.5%
Banco Santander SA
3.89%, 05/24/2024	200,000	195,563
Bank of America Corp.
0.98%, 09/25/2025	146,000	136,231
1.66%, 03/11/2027	1,005,000	909,900
1.90%, 07/23/2031	125,000	100,244
1.92%, 10/24/2031	260,000	207,372
2.46%, 10/22/2025	299,000	284,634
2.57%, 10/20/2032	900,000	735,582
2.69%, 04/22/2032	1,120,000	934,667
3.31%, 04/22/2042	96,000	74,259
3.38%, 04/02/2026	63,000	60,402
3.85%, 03/08/2037	168,000	143,218
3.95%, 01/23/2049	595,000	482,030
4.08%, 04/23/2040	135,000	117,377
4.08%, 03/20/2051	616,000	505,100
4.18%, 11/25/2027	58,000	56,049
4.38%, 04/27/2028	510,000	493,158
4.57%, 04/27/2033	40,000	38,076
4.95%, 07/22/2028	775,000	770,563
6.11%, 01/29/2037	119,000	125,198
Bank of Montreal
3.70%, 06/07/2025	80,000	77,723
Bank of Nova Scotia
4.59%, 05/04/2037	136,000	119,879
BankUnited, Inc.
4.88%, 11/17/2025	146,000	130,849
5.13%, 06/11/2030	269,000	227,696
Barclays PLC
3.56%, 09/23/2035	208,000	163,146
5.75%, 08/09/2033	235,000	230,216
7.39%, 11/02/2028	465,000	492,874
BNP Paribas SA
1.32%, 01/13/2027*	370,000	327,084
1.68%, 06/30/2027*	200,000	175,953
2.16%, 09/15/2029*	235,000	195,911
2.22%, 06/09/2026*	705,000	647,460
4.38%, 03/01/2033*	690,000	628,525
5.13%, 01/13/2029*	745,000	746,526
Citigroup, Inc.
1.28%, 11/03/2025	430,000	401,654
2.57%, 06/03/2031	32,000	26,999
2.90%, 11/03/2042	28,000	20,028
3.67%, 07/24/2028	34,000	32,212
4.45%, 09/29/2027	165,000	160,000
5.61%, 09/29/2026	95,000	95,708
5.88%, 02/22/2033	116,000	118,503
6.00%, 10/31/2033	309,000	317,485
Citizens Financial Group, Inc.
2.64%, 09/30/2032	282,000	202,160
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	256,144
Credit Suisse AG
7.50%, 02/15/2028	290,000	307,400

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Credit Suisse Group AG
3.09%, 05/14/2032*	$ 250,000	$ 200,992
4.28%, 01/09/2028*	945,000	851,681
6.44%, 08/11/2028*	370,000	366,966
6.54%, 08/12/2033*	725,000	744,937
Danske Bank A/S
0.98%, 09/10/2025*	200,000	185,750
Deutsche Bank AG
2.13%, 11/24/2026	320,000	275,768
2.31%, 11/16/2027	1,015,000	860,145
3.74%, 01/07/2033	200,000	144,702
6.72%, 01/18/2029	405,000	402,169
7.08%, 02/10/2034	200,000	185,484
First Horizon Bank
5.75%, 05/01/2030	250,000	234,911
Goldman Sachs Group, Inc.
0.93%, 10/21/2024	350,000	340,550
1.54%, 09/10/2027	126,000	110,804
1.99%, 01/27/2032	210,000	167,753
2.38%, 07/21/2032	1,306,000	1,060,321
2.62%, 04/22/2032	1,465,000	1,220,330
3.21%, 04/22/2042	80,000	60,224
3.50%, 11/16/2026	121,000	115,560
4.41%, 04/23/2039	210,000	188,968
4.48%, 08/23/2028	855,000	836,234
5.70%, 11/01/2024	94,000	94,666
6.75%, 10/01/2037	206,000	222,748
HSBC Holdings PLC
2.25%, 11/22/2027	200,000	177,356
4.76%, 03/29/2033	1,750,000	1,581,801
5.21%, 08/11/2028	1,550,000	1,534,197
5.40%, 08/11/2033	1,055,000	1,042,768
6.16%, 03/09/2029	550,000	565,455
6.33%, 03/09/2044	830,000	876,631
8.11%, 11/03/2033	200,000	223,985
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	142,520
JPMorgan Chase & Co.
2.01%, 03/13/2026	342,000	322,318
2.07%, 06/01/2029	80,000	69,415
2.53%, 11/19/2041	322,000	222,248
2.55%, 11/08/2032	1,068,000	885,473
3.11%, 04/22/2041	230,000	175,678
3.51%, 01/23/2029	1,230,000	1,150,855
3.54%, 05/01/2028	148,000	139,925
3.70%, 05/06/2030	400,000	371,834
3.80%, 07/23/2024	950,000	945,072
3.96%, 01/29/2027	1,485,000	1,442,129
4.85%, 07/25/2028	855,000	853,469
4.91%, 07/25/2033	37,000	36,776
5.72%, 09/14/2033	129,000	132,142
6.13%, 04/30/2024(1)	127,000	123,635
M&T Bank Corp.
5.05%, 01/27/2034	2,400,000	2,228,631
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025	200,000	198,033
Mizuho Financial Group, Inc.
5.75%, 05/27/2034	200,000	204,571
Morgan Stanley
1.16%, 10/21/2025	59,000	55,097
1.51%, 07/20/2027	164,000	145,742
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.79%, 02/13/2032	$ 1,055,000	$ 828,238
1.93%, 04/28/2032	410,000	322,549
2.24%, 07/21/2032	700,000	561,651
2.48%, 01/21/2028	900,000	822,033
2.48%, 09/16/2036	17,000	12,915
2.51%, 10/20/2032	220,000	180,217
2.70%, 01/22/2031	820,000	706,188
3.22%, 04/22/2042	94,000	72,493
3.62%, 04/01/2031	31,000	28,349
3.63%, 01/20/2027	242,000	232,910
4.43%, 01/23/2030	270,000	260,419
4.68%, 07/17/2026	425,000	419,399
5.30%, 04/20/2037	102,000	96,155
NatWest Group PLC
3.03%, 11/28/2035	200,000	152,344
Regions Financial Corp.
7.38%, 12/10/2037	154,000	161,671
Signature Bank
4.00%, 10/15/2030	166,000	7,055
Societe Generale SA
6.22%, 06/15/2033*	1,455,000	1,351,774
6.45%, 01/10/2029*	655,000	657,038
Standard Chartered PLC
7.77%, 11/16/2028*	480,000	514,669
SVB Financial Group
4.35%, 04/29/2028	68,000	41,310
Swedbank AB
1.54%, 11/16/2026*	254,000	223,228
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	128,000	105,848
Toronto-Dominion Bank
4.69%, 09/15/2027	70,000	69,301
5.16%, 01/10/2028	155,000	156,632
Truist Financial Corp.
4.26%, 07/28/2026	69,000	66,517
UBS Group AG
1.49%, 08/10/2027*	200,000	172,211
2.75%, 02/11/2033*	215,000	172,275
4.75%, 05/12/2028*	350,000	335,549
US Bancorp
2.22%, 01/27/2028	60,000	53,879
2.49%, 11/03/2036	259,000	199,905
Valley National Bancorp
3.00%, 06/15/2031	175,000	150,509
Wells Fargo & Co.
2.39%, 06/02/2028	42,000	37,819
3.00%, 10/23/2026	935,000	874,677
3.07%, 04/30/2041	74,000	55,148
3.35%, 03/02/2033	505,000	437,709
3.91%, 04/25/2026	340,000	330,009
4.30%, 07/22/2027	342,000	331,442
4.61%, 04/25/2053	61,000	54,084
4.81%, 07/25/2028	725,000	715,911
4.90%, 07/25/2033	1,113,000	1,086,423
5.61%, 01/15/2044	55,000	52,997
Zions Bancorp NA
3.25%, 10/29/2029	250,000	174,706
		50,477,333
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	253,000	247,260

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 363,000	$ 342,499
5.45%, 01/23/2039	740,000	776,967
Brown-Forman Corp.
4.75%, 04/15/2033	42,000	42,481
Constellation Brands, Inc.
2.25%, 08/01/2031	120,000	98,586
3.15%, 08/01/2029	180,000	164,569
4.35%, 05/09/2027	37,000	36,485
4.65%, 11/15/2028	5,000	4,997
5.00%, 02/02/2026	24,000	24,005
Diageo Capital PLC
5.30%, 10/24/2027	415,000	431,196
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	835,000	800,509
PepsiCo, Inc.
3.60%, 02/18/2028	48,000	47,087
3.90%, 07/18/2032	54,000	52,740
4.00%, 03/05/2042	24,000	22,137
		3,091,518
Biotechnology — 0.6%
Amgen, Inc.
2.80%, 08/15/2041	111,000	81,027
3.15%, 02/21/2040	45,000	35,297
4.40%, 05/01/2045	24,000	21,191
5.15%, 03/02/2028	445,000	454,354
5.25%, 03/02/2030 to 03/02/2033	705,000	723,393
5.65%, 03/02/2053	48,000	49,954
5.75%, 03/02/2063	293,000	304,027
CSL Finance PLC
4.05%, 04/27/2029*	595,000	574,027
4.25%, 04/27/2032*	315,000	305,230
4.75%, 04/27/2052*	42,000	39,582
Royalty Pharma PLC
2.15%, 09/02/2031	976,000	771,388
2.20%, 09/02/2030	945,000	771,893
3.35%, 09/02/2051	285,000	187,728
		4,319,091
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	689,865
Carrier Global Corp.
3.38%, 04/05/2040	98,000	77,901
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	16,266
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	20,896
4.38%, 07/15/2030*	710,000	617,700
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	29,000	29,975
		1,452,603
Chemicals — 0.3%
Air Products and Chemicals, Inc.
4.80%, 03/03/2033	29,000	29,803
Albemarle Corp.
4.65%, 06/01/2027	45,000	44,258
5.65%, 06/01/2052	51,000	49,016
Cabot Corp.
5.00%, 06/30/2032	60,000	58,400
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Celanese US Holdings LLC
5.90%, 07/05/2024	$ 87,000	$ 87,033
6.17%, 07/15/2027	765,000	769,364
CF Industries, Inc.
5.38%, 03/15/2044	97,000	87,562
Eastman Chemical Co.
5.75%, 03/08/2033	95,000	96,626
Ecolab, Inc.
2.70%, 12/15/2051	95,000	63,117
5.25%, 01/15/2028	60,000	62,231
Methanex Corp.
5.13%, 10/15/2027	27,000	25,446
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	32,826
Nutrien, Ltd.
4.90%, 03/27/2028	255,000	254,925
5.80%, 03/27/2053	48,000	49,439
5.95%, 11/07/2025	43,000	44,209
RPM International, Inc.
2.95%, 01/15/2032	35,000	28,429
4.55%, 03/01/2029	111,000	105,857
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	41,000	25,199
Westlake Corp.
3.38%, 08/15/2061	84,000	51,725
Yara International ASA
7.38%, 11/14/2032*	38,000	41,987
		2,007,452
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	23,000	23,129
Commercial Services — 0.5%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	958,061
5.50%, 08/11/2032*	400,000	392,944
5.55%, 05/30/2033*	200,000	197,622
Brink's Co.
4.63%, 10/15/2027*	46,000	43,344
Deluxe Corp.
8.00%, 06/01/2029*	40,000	29,249
Ford Foundation
2.82%, 06/01/2070	85,000	52,812
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	31,800
9.50%, 11/01/2027*	15,000	14,231
Howard University
2.29%, 10/01/2026	100,000	91,224
2.70%, 10/01/2029	250,000	217,101
2.80%, 10/01/2030	100,000	85,829
2.90%, 10/01/2031	100,000	84,563
3.48%, 10/01/2041	95,000	73,314
Korn Ferry
4.63%, 12/15/2027*	19,000	17,955
Metis Merger Sub LLC
6.50%, 05/15/2029*	30,000	24,987
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	30,000	23,325
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	24,650

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Quanta Services, Inc.
3.05%, 10/01/2041	$ 53,000	$ 36,952
S&P Global, Inc.
2.70%, 03/01/2029	88,000	80,059
Service Corp. International
3.38%, 08/15/2030	560,000	477,400
5.13%, 06/01/2029	724,000	698,434
Sotheby's
7.38%, 10/15/2027*	85,000	80,404
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	23,940
Triton Container International, Ltd.
2.05%, 04/15/2026*	216,000	191,698
3.15%, 06/15/2031*	141,000	112,118
Upbound Group, Inc.
6.38%, 02/15/2029*	40,000	33,586
		4,097,602
Computers — 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	37,266
Apple, Inc.
1.40%, 08/05/2028	152,000	133,172
2.65%, 05/11/2050	64,000	45,116
2.70%, 08/05/2051	37,000	26,067
3.95%, 08/08/2052	53,000	47,466
4.10%, 08/08/2062	54,000	48,135
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	762,000	695,355
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	102,000	71,404
8.10%, 07/15/2036	69,000	80,494
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	233,000	214,229
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	42,000	36,495
3.15%, 10/15/2031	14,000	10,708
Leidos, Inc.
4.38%, 05/15/2030	79,000	74,426
5.75%, 03/15/2033	45,000	45,992
McAfee Corp.
7.38%, 02/15/2030*	55,000	46,117
NCR Corp.
5.13%, 04/15/2029*	26,000	22,497
Seagate HDD Cayman
4.09%, 06/01/2029	25,000	22,087
		1,657,026
Cosmetics/Personal Care — 0.2%
Coty, Inc.
5.00%, 04/15/2026*	25,000	24,121
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	40,289
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	230,642
3.63%, 03/24/2032	250,000	227,049
4.00%, 03/24/2052	250,000	207,370
Kenvue, Inc.
5.05%, 03/22/2053*	165,000	170,048
5.10%, 03/22/2043*	250,000	257,947
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.
3.95%, 01/26/2028	$ 123,000	$ 123,492
		1,280,958
Diversified Financial Services — 0.6%
AG Issuer LLC
6.25%, 03/01/2028*	63,000	56,757
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	35,000	28,613
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	39,000	34,871
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	25,854
Capital One Financial Corp.
1.88%, 11/02/2027	1,485,000	1,278,434
5.25%, 07/26/2030	975,000	920,408
5.47%, 02/01/2029	130,000	126,694
5.82%, 02/01/2034	470,000	454,171
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	23,100
Curo Group Holdings Corp.
7.50%, 08/01/2028*	31,000	12,368
Enact Holdings, Inc.
6.50%, 08/15/2025*	37,000	36,075
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	58,177
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	11,375
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	207,136
4.60%, 03/15/2033	105,000	104,143
4.95%, 06/15/2052	156,000	151,678
5.20%, 06/15/2062	58,000	57,988
LFS Topco LLC
5.88%, 10/15/2026*	24,000	20,919
LPL Holdings, Inc.
4.00%, 03/15/2029*	59,000	53,100
NFP Corp.
4.88%, 08/15/2028*	17,000	15,334
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	17,000	14,595
Synchrony Financial
2.88%, 10/28/2031	380,000	268,633
4.50%, 07/23/2025	416,000	377,083
7.25%, 02/02/2033	590,000	520,498
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	144,827
		5,002,831
Electric — 4.1%
AES Corp.
2.45%, 01/15/2031	133,000	108,280
3.30%, 07/15/2025*	530,000	502,339
Alabama Power Co.
3.45%, 10/01/2049	595,000	446,099
4.15%, 08/15/2044	445,000	381,932
Ameren Illinois Co.
5.90%, 12/01/2052	15,000	16,756
American Electric Power Co., Inc.
5.63%, 03/01/2033	84,000	86,888
Avangrid, Inc.
3.20%, 04/15/2025	250,000	239,250

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Calpine Corp.
3.75%, 03/01/2031*	$ 48,000	$ 40,487
5.00%, 02/01/2031*	31,000	26,242
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	516,987
4.97%, 05/01/2046	35,000	31,001
CMS Energy Corp.
3.75%, 12/01/2050	55,000	41,216
4.75%, 06/01/2050	73,000	63,071
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	352,590
3.60%, 06/15/2061	10,000	7,519
3.95%, 04/01/2050	68,000	56,264
4.45%, 03/15/2044	36,000	32,216
6.15%, 11/15/2052	27,000	30,430
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	70,000	70,047
Dominion Energy, Inc.
3.38%, 04/01/2030	93,000	84,530
5.38%, 11/15/2032	1,657,000	1,698,042
5.75%, 10/01/2054	80,000	75,237
6.30%, 03/15/2033	35,000	38,376
DTE Electric Co.
3.95%, 03/01/2049	108,000	90,855
Duke Energy Carolinas LLC
3.55%, 03/15/2052	33,000	25,673
4.00%, 09/30/2042	145,000	123,935
6.00%, 01/15/2038	40,000	43,149
6.10%, 06/01/2037	10,000	10,796
Duke Energy Corp.
2.55%, 06/15/2031	1,475,000	1,234,248
4.50%, 08/15/2032	535,000	517,237
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	37,831
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	445,924
4.90%, 07/15/2043	135,000	130,060
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	25,000	25,723
5.65%, 04/01/2053	24,000	25,166
Duke Energy Progress LLC
4.00%, 04/01/2052	260,000	216,205
4.15%, 12/01/2044	900,000	777,371
Edison International
6.95%, 11/15/2029	250,000	270,453
Emera US Finance LP
4.75%, 06/15/2046	106,000	85,971
Emera, Inc.
6.75%, 06/15/2076	1,180,000	1,099,506
Enel Finance International NV
5.00%, 06/15/2032*	725,000	681,818
Entergy Louisiana LLC
4.75%, 09/15/2052	26,000	24,425
Entergy Mississippi LLC
3.50%, 06/01/2051	44,000	33,064
Entergy Texas, Inc.
4.50%, 03/30/2039	121,000	110,533
5.00%, 09/15/2052	26,000	25,236
Evergy Missouri West, Inc.
5.15%, 12/15/2027*	30,000	30,233
Security Description	Shares or Principal Amount	Value

Electric (continued)
Evergy, Inc.
2.90%, 09/15/2029	$ 745,000	$ 667,698
Eversource Energy
5.45%, 03/01/2028	195,000	202,064
Exelon Corp.
5.60%, 03/15/2053	58,000	59,067
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	106,000	89,209
Florida Power & Light Co.
5.10%, 04/01/2033	295,000	305,663
Georgia Power Co.
3.25%, 03/15/2051	109,000	77,928
4.30%, 03/15/2042	300,000	264,698
4.70%, 05/15/2032	270,000	267,421
4.75%, 09/01/2040	195,000	179,189
Indiana Michigan Power Co.
5.63%, 04/01/2053	27,000	28,114
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	58,504
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	185,141
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	925,000	898,741
ITC Holdings Corp.
4.95%, 09/22/2027*	58,000	58,338
Kentucky Utilities Co.
5.45%, 04/15/2033	365,000	379,567
Liberty Utilities Finance GP
2.05%, 09/15/2030*	66,000	51,866
Louisville Gas & Electric Co.
5.45%, 04/15/2033	345,000	358,524
Metropolitan Edison Co.
5.20%, 04/01/2028*	37,000	37,375
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043	94,000	90,587
4.80%, 03/15/2028	1,000,000	1,009,545
5.80%, 01/15/2033	455,000	484,428
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	1,185,000	1,181,809
5.00%, 02/28/2030 to 07/15/2032	1,050,000	1,057,888
6.05%, 03/01/2025	161,000	163,786
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	500,497
3.63%, 02/15/2031*	75,000	60,133
Oglethorpe Power Corp.
4.50%, 04/01/2047*	330,000	280,547
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	24,000	24,657
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	59,000	56,938
Pacific Gas & Electric Co.
2.10%, 08/01/2027	230,000	200,581
2.50%, 02/01/2031	1,585,000	1,284,058
3.95%, 12/01/2047	105,000	74,636
4.30%, 03/15/2045	97,000	72,973
4.40%, 03/01/2032	450,000	404,888
4.50%, 07/01/2040	40,000	32,833
4.55%, 07/01/2030	185,000	173,362
4.95%, 06/08/2025 to 07/01/2050	1,971,000	1,633,682
5.25%, 03/01/2052	271,000	230,601
5.90%, 06/15/2032	805,000	804,248

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.15%, 01/15/2033	$ 190,000	$ 195,011
PacifiCorp
4.13%, 01/15/2049	122,000	104,231
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	65,000	59,465
Public Service Co. of Colorado
2.70%, 01/15/2051	175,000	116,330
3.70%, 06/15/2028	128,000	123,710
4.10%, 06/15/2048	89,000	75,505
Public Service Co. of Oklahoma
2.20%, 08/15/2031	94,000	76,830
Puget Energy, Inc.
3.65%, 05/15/2025	1,840,000	1,776,821
Sempra Energy
3.40%, 02/01/2028	820,000	770,229
3.80%, 02/01/2038	195,000	167,944
Southern California Edison Co.
2.75%, 02/01/2032	320,000	274,674
2.85%, 08/01/2029	55,000	49,188
4.70%, 06/01/2027	85,000	85,155
5.30%, 03/01/2028	290,000	297,275
5.85%, 11/01/2027	530,000	558,438
Southern Co.
3.70%, 04/30/2030	200,000	187,073
4.48%, 08/01/2024(2)	81,000	80,010
Southwestern Electric Power Co.
5.30%, 04/01/2033	803,000	809,030
Union Electric Co.
2.95%, 06/15/2027	67,000	63,351
3.90%, 04/01/2052	47,000	39,410
Virginia Electric & Power Co.
5.00%, 04/01/2033	605,000	609,612
Vistra Operations Co. LLC
5.00%, 07/31/2027*	130,000	122,915
Wisconsin Power & Light Co.
4.95%, 04/01/2033	30,000	30,186
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	325,226
		32,000,614
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	32,000	28,120
EnerSys
4.38%, 12/15/2027*	44,000	40,810
		68,930
Electronics — 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	102,000	85,491
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	34,000	34,090
Flex, Ltd.
6.00%, 01/15/2028	29,000	29,714
Honeywell International, Inc.
1.75%, 09/01/2031	77,000	63,173
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	26,838
Trimble, Inc.
4.90%, 06/15/2028	39,000	38,760
6.10%, 03/15/2033	41,000	41,389
Security Description	Shares or Principal Amount	Value

Electronics (continued)
TTM Technologies, Inc.
4.00%, 03/01/2029*	$ 40,000	$ 34,800
Vontier Corp.
2.95%, 04/01/2031	170,000	136,083
		490,338
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	556,075
FS Luxembourg SARL
10.00%, 12/15/2025*	200,000	198,772
Greenko Wind Projects Mauritius, Ltd.
5.50%, 04/06/2025	295,000	278,969
		1,033,816
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	924,011	882,653
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	32,000	32,033
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	26,499
		941,185
Entertainment — 0.4%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	41,000	28,328
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	28,000	28,001
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	28,000	24,743
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	90,000	81,236
Warnermedia Holdings, Inc.
3.64%, 03/15/2025*	790,000	763,090
5.05%, 03/15/2042*	31,000	25,930
5.14%, 03/15/2052*	2,375,000	1,924,304
5.39%, 03/15/2062*	96,000	77,599
6.41%, 03/15/2026	88,000	88,444
		3,041,675
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,133,297
Covanta Holding Corp.
5.00%, 09/01/2030	48,000	41,289
Harsco Corp.
5.75%, 07/31/2027*	41,000	32,187
Republic Services, Inc.
5.00%, 04/01/2034	70,000	71,318
Waste Connections, Inc.
2.20%, 01/15/2032	121,000	99,210
4.25%, 12/01/2028	44,000	43,290
		1,420,591
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	70,000	70,175
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	47,803

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Conagra Brands, Inc.
5.40%, 11/01/2048	$ 165,000	$ 161,500
7.00%, 10/01/2028	118,000	128,108
General Mills, Inc.
4.95%, 03/29/2033	226,000	229,512
5.24%, 11/18/2025	41,000	41,123
Hormel Foods Corp.
0.65%, 06/03/2024	113,000	107,406
Kraft Heinz Foods Co.
4.38%, 06/01/2046	186,000	162,043
4.88%, 10/01/2049	43,000	39,954
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	670,090
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,351
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	24,643
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	19,000	15,440
Smithfield Foods, Inc.
4.25%, 02/01/2027*	81,000	75,362
5.20%, 04/01/2029*	70,000	65,389
Sysco Corp.
4.45%, 03/15/2048	181,000	156,868
4.50%, 04/01/2046	101,000	87,404
5.95%, 04/01/2030	25,000	26,510
6.60%, 04/01/2050	39,000	44,490
		2,182,171
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
0.95%, 05/15/2026*	312,000	277,422
Glatfelter Corp.
4.75%, 11/15/2029*	29,000	19,147
Suzano Austria GmbH
3.13%, 01/15/2032	54,000	44,186
		340,755
Gas — 0.3%
Atmos Energy Corp.
5.75%, 10/15/2052	74,000	80,700
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	592,483
KeySpan Gas East Corp.
5.99%, 03/06/2033*	702,000	723,741
NiSource, Inc.
3.49%, 05/15/2027	270,000	255,954
3.60%, 05/01/2030	689,000	635,749
5.25%, 03/30/2028	217,000	220,741
Spire Missouri, Inc.
4.80%, 02/15/2033	41,000	40,915
		2,550,283
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	1,105,000	1,105,492
6.30%, 02/15/2030*	785,000	790,420
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools (continued)
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	$ 167,000	$ 131,583
		2,027,495
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026*	535,000	501,319
3.00%, 09/23/2029*	560,000	506,687
5.38%, 12/06/2032*	200,000	205,908
Baxter International, Inc.
2.54%, 02/01/2032	765,000	622,824
Embecta Corp.
5.00%, 02/15/2030*	36,000	30,963
GE Healthcare Technologies, Inc.
5.65%, 11/15/2027*	100,000	103,362
Medline Borrower LP
3.88%, 04/01/2029*	32,000	27,760
5.25%, 10/01/2029*	20,000	17,352
STERIS PLC
3.75%, 03/15/2051	154,000	113,220
		2,129,395
Healthcare-Services — 0.9%
Centene Corp.
2.45%, 07/15/2028	510,000	443,700
4.63%, 12/15/2029	870,000	818,009
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	43,000	37,749
CommonSpirit Health
3.35%, 10/01/2029	350,000	314,740
DaVita, Inc.
4.63%, 06/01/2030*	37,000	31,583
Elevance Health, Inc.
2.88%, 09/15/2029	68,000	61,730
6.10%, 10/15/2052	35,000	39,049
HCA, Inc.
3.38%, 03/15/2029*	37,000	33,412
3.50%, 09/01/2030 to 07/15/2051	222,000	178,108
4.63%, 03/15/2052*	99,000	82,199
Humana, Inc.
1.35%, 02/03/2027	90,000	79,017
3.70%, 03/23/2029	905,000	851,442
5.50%, 03/15/2053	24,000	24,430
5.88%, 03/01/2033	30,000	32,281
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	142,702
3.00%, 06/01/2051	430,000	302,480
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	36,000	29,443
Roche Holdings, Inc.
2.13%, 03/10/2025*	239,000	228,073
Select Medical Corp.
6.25%, 08/15/2026*	48,000	46,560
Sutter Health
3.36%, 08/15/2050	90,000	65,736
Tenet Healthcare Corp.
4.63%, 07/15/2024	11,000	10,851
UnitedHealth Group, Inc.
1.25%, 01/15/2026	132,000	121,139
2.75%, 05/15/2040	430,000	325,204
3.50%, 08/15/2039	490,000	417,011
4.00%, 05/15/2029	720,000	703,974
4.20%, 05/15/2032	365,000	357,745

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.95%, 05/15/2062	$ 142,000	$ 138,210
5.15%, 10/15/2025	82,000	83,547
5.25%, 02/15/2028	62,000	64,469
5.30%, 02/15/2030	345,000	363,570
5.35%, 02/15/2033	305,000	324,151
5.88%, 02/15/2053	210,000	236,039
6.05%, 02/15/2063	118,000	134,348
		7,122,701
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	21,745
5.25%, 12/15/2027*	14,000	13,177
		34,922
Insurance — 0.8%
Americo Life, Inc.
3.45%, 04/15/2031*	72,000	56,277
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	106,779
5.35%, 02/28/2033	145,000	150,192
Athene Global Funding
1.73%, 10/02/2026*	157,000	136,362
2.65%, 10/04/2031*	1,765,000	1,401,520
Athene Holding, Ltd.
3.45%, 05/15/2052	31,000	19,599
Enstar Group, Ltd.
3.10%, 09/01/2031	88,000	67,781
4.95%, 06/01/2029	182,000	170,981
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	122,000	107,863
1.80%, 03/08/2028*	1,225,000	1,031,839
F&G Annuities & Life, Inc.
7.40%, 01/13/2028*	93,000	93,566
F&G Global Funding
0.90%, 09/20/2024*	105,000	98,178
2.30%, 04/11/2027*	121,000	107,402
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	20,000	20,729
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	184,000	109,108
Marsh & McLennan Cos., Inc.
4.05%, 10/15/2023	525,000	523,509
4.75%, 03/15/2039	435,000	412,182
New York Life Global Funding
4.85%, 01/09/2028*	55,000	55,813
NMI Holdings, Inc.
7.38%, 06/01/2025*	25,000	25,033
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	200,000	190,223
Principal Life Global Funding II
0.50%, 01/08/2024*	65,000	62,617
Prudential Financial, Inc.
5.63%, 06/15/2043	111,000	109,196
5.70%, 09/15/2048	57,000	53,153
Prudential Funding Asia PLC
3.13%, 04/14/2030	30,000	26,790
Ryan Specialty Group LLC
4.38%, 02/01/2030*	16,000	13,990
SBL Holdings, Inc.
5.00%, 02/18/2031*	85,000	70,429
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Security Benefit Global Funding
1.25%, 05/17/2024*	$ 68,000	$ 64,486
Willis North America, Inc.
3.60%, 05/15/2024	660,000	650,207
4.65%, 06/15/2027	137,000	134,807
		6,070,611
Internet — 0.3%
Amazon.com, Inc.
3.30%, 04/13/2027	75,000	72,567
4.10%, 04/13/2062	154,000	135,399
4.65%, 12/01/2029	53,000	54,133
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	45,000	44,617
Expedia Group, Inc.
2.95%, 03/15/2031	35,000	29,206
Gen Digital, Inc.
5.00%, 04/15/2025*	745,000	731,579
6.75%, 09/30/2027*	283,000	284,472
7.13%, 09/30/2030*	26,000	25,870
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	912,782
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	23,230
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	159,734
		2,473,589
Iron/Steel — 0.2%
ArcelorMittal SA
6.55%, 11/29/2027	68,000	70,717
6.80%, 11/29/2032	930,000	975,536
ATI, Inc.
4.88%, 10/01/2029	28,000	25,482
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	19,000	16,061
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,427
8.13%, 05/01/2027*	2,000	2,030
8.50%, 05/01/2030*	18,000	18,473
Nucor Corp.
4.30%, 05/23/2027	67,000	65,781
		1,189,507
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	117,000	95,979
6.00%, 05/01/2029*	12,000	9,540
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028*	95,000	96,037
NCL Corp., Ltd.
3.63%, 12/15/2024*	105,000	97,650
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	93,000	83,467
		382,673
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	69,000	58,927
5.00%, 06/01/2029*	33,000	29,310

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Marriott International, Inc.
2.85%, 04/15/2031	$ 174,000	$ 148,214
3.50%, 10/15/2032	150,000	131,460
4.90%, 04/15/2029	29,000	28,746
Travel & Leisure Co.
6.00%, 04/01/2027	26,000	25,793
		422,450
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	84,000	76,794
3.60%, 08/12/2027	62,000	60,663
4.80%, 01/06/2026	73,000	74,199
5.40%, 03/10/2025	88,000	89,632
Weir Group PLC
2.20%, 05/13/2026*	290,000	261,256
		562,544
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	18,000	16,582
4.20%, 01/15/2024	196,000	193,851
5.45%, 10/14/2025	30,000	30,335
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	50,555
3.40%, 06/06/2025	194,000	190,090
4.75%, 01/20/2028	91,000	92,911
nVent Finance SARL
2.75%, 11/15/2031	94,000	76,147
Otis Worldwide Corp.
2.57%, 02/15/2030	1,070,000	938,308
		1,588,779
Media — 1.5%
Belo Corp.
7.75%, 06/01/2027	52,000	49,822
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	31,107
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	45,630
5.00%, 02/01/2028*	36,000	33,210
5.50%, 05/01/2026*	14,000	13,615
6.38%, 09/01/2029*	40,000	38,200
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	212,000	144,033
3.85%, 04/01/2061	63,000	39,280
3.90%, 06/01/2052	315,000	208,223
4.80%, 03/01/2050	75,000	57,164
5.05%, 03/30/2029	190,000	183,326
5.13%, 07/01/2049	260,000	205,806
5.38%, 04/01/2038 to 05/01/2047	1,537,000	1,268,893
6.38%, 10/23/2035	60,000	59,773
6.48%, 10/23/2045	1,845,000	1,747,945
Comcast Corp.
2.89%, 11/01/2051	205,000	139,953
3.20%, 07/15/2036	895,000	754,015
3.25%, 11/01/2039	320,000	259,727
3.40%, 07/15/2046	85,000	65,921
3.75%, 04/01/2040	5,000	4,292
Security Description	Shares or Principal Amount	Value

Media (continued)
4.15%, 10/15/2028	$ 75,000	$ 74,192
4.60%, 10/15/2038	88,000	85,199
5.25%, 11/07/2025	31,000	31,675
7.05%, 03/15/2033	179,000	212,173
Cox Communications, Inc.
2.60%, 06/15/2031*	440,000	363,455
3.15%, 08/15/2024*	304,000	296,300
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	105,305
Discovery Communications LLC
3.95%, 06/15/2025	509,000	491,251
4.00%, 09/15/2055	617,000	409,166
5.20%, 09/20/2047	171,000	141,668
5.30%, 05/15/2049	1,382,000	1,152,463
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	1,400,000	1,212,272
4.38%, 03/15/2043	420,000	298,455
4.95%, 01/15/2031	750,000	691,967
5.25%, 04/01/2044	545,000	433,615
5.85%, 09/01/2043	166,000	143,475
6.38%, 03/30/2062	25,000	19,812
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	34,358
Time Warner Cable LLC
6.55%, 05/01/2037	122,000	120,254
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	33,187
7.38%, 06/30/2030*	17,000	16,072
		11,716,249
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	610,000	507,539
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	47,000	45,134
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	13,852
6.13%, 04/01/2029*	26,000	24,570
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	97,000	99,895
South32 Treasury, Ltd.
4.35%, 04/14/2032*	135,000	120,370
		811,360
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
4.25%, 09/15/2027	566,000	555,278
Multi-National — 0.1%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	183,826
Inter-American Development Bank
1.13%, 07/20/2028	227,000	198,539
International Bank for Reconstruction & Development
0.75%, 11/24/2027	208,000	181,688
3.13%, 11/20/2025	138,000	135,150
		699,203
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	206,889

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Office/Business Equipment (continued)
3.25%, 02/15/2029	$ 711,000	$ 625,318
3.57%, 12/01/2031	200,000	172,026
4.13%, 05/01/2025	405,000	392,897
		1,397,130
Oil & Gas — 1.6%
Aker BP ASA
2.00%, 07/15/2026*	310,000	278,868
3.10%, 07/15/2031*	300,000	253,737
Antero Resources Corp.
5.38%, 03/01/2030*	51,000	47,443
Apache Corp.
4.38%, 10/15/2028	43,000	40,121
5.35%, 07/01/2049	127,000	98,150
BP Capital Markets America, Inc.
2.94%, 06/04/2051	790,000	547,779
3.00%, 02/24/2050	86,000	60,868
3.54%, 04/06/2027	198,000	192,006
3.63%, 04/06/2030	175,000	166,085
4.81%, 02/13/2033	1,005,000	1,020,441
BP Capital Markets PLC
4.88%, 03/22/2030(1)	61,000	55,434
California Resources Corp.
7.13%, 02/01/2026*	35,000	35,431
Chevron Corp.
1.55%, 05/11/2025	94,000	88,643
Chevron USA, Inc.
4.20%, 10/15/2049	60,000	51,897
Chord Energy Corp.
6.38%, 06/01/2026*	24,000	23,771
Civitas Resources, Inc.
5.00%, 10/15/2026*	67,000	62,981
ConocoPhillips Co.
3.80%, 03/15/2052	25,000	20,674
4.03%, 03/15/2062	210,000	172,002
Continental Resources, Inc.
2.88%, 04/01/2032*	215,000	166,946
5.75%, 01/15/2031*	275,000	264,270
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	32,900
Diamondback Energy, Inc.
4.40%, 03/24/2051	90,000	72,426
6.25%, 03/15/2033 to 03/15/2053	788,000	819,724
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	32,000	31,050
Ecopetrol SA
4.63%, 11/02/2031	1,930,000	1,484,796
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	175,000	170,844
4.88%, 03/30/2026*	150,000	138,750
5.88%, 03/30/2031*	175,000	152,906
EQT Corp.
3.63%, 05/15/2031*	186,000	161,227
5.70%, 04/01/2028	380,000	379,588
Exxon Mobil Corp.
4.33%, 03/19/2050	90,000	83,082
Hess Corp.
6.00%, 01/15/2040	52,000	52,443
7.13%, 03/15/2033	179,000	198,442
7.30%, 08/15/2031	440,000	490,374
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	61,689
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	$ 460,000	$ 440,450
Marathon Oil Corp.
6.60%, 10/01/2037	364,000	371,562
Murphy Oil Corp.
6.38%, 07/15/2028	2,000	1,971
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,588
Occidental Petroleum Corp.
6.38%, 09/01/2028	74,000	76,627
6.60%, 03/15/2046	80,000	84,111
Ovintiv, Inc.
6.50%, 08/15/2034	165,000	166,808
6.63%, 08/15/2037	330,000	332,864
Pioneer Natural Resources Co.
5.10%, 03/29/2026	139,000	139,578
Rockcliff Energy II LLC
5.50%, 10/15/2029*	13,000	11,521
Shell International Finance BV
2.88%, 11/26/2041	195,000	149,686
3.00%, 11/26/2051	245,000	176,500
3.25%, 04/06/2050	500,000	381,219
Southwestern Energy Co.
4.75%, 02/01/2032	230,000	203,088
5.38%, 02/01/2029	35,000	32,987
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	85,000	67,569
Tullow Oil PLC
7.00%, 03/01/2025*	540,000	319,165
Var Energi ASA
7.50%, 01/15/2028*	1,345,000	1,392,466
		12,345,548
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	14,400
6.88%, 04/01/2027*	25,000	24,531
Halliburton Co.
4.75%, 08/01/2043	59,000	52,081
4.85%, 11/15/2035	102,000	98,043
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	63,000	60,553
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	46,000	44,710
Weatherford International, Ltd.
6.50%, 09/15/2028*	16,000	16,027
		310,345
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	51,000	42,426
4.00%, 05/17/2025	58,000	56,795
Ball Corp.
2.88%, 08/15/2030	13,000	10,828
4.00%, 11/15/2023	1,055,000	1,042,521
5.25%, 07/01/2025	9,000	8,940
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	25,000	24,063
Crown Americas LLC
5.25%, 04/01/2030	29,000	27,924

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
LABL, Inc.
5.88%, 11/01/2028*	$ 24,000	$ 21,326
9.50%, 11/01/2028*	3,000	3,026
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	25,000	25,000
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,638
6.13%, 02/01/2028*	8,000	8,089
Silgan Holdings, Inc.
4.13%, 02/01/2028	33,000	31,060
Sonoco Products Co.
1.80%, 02/01/2025	259,000	243,769
		1,551,405
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.05%, 11/21/2039	142,000	126,839
4.25%, 11/21/2049	201,000	177,378
AmerisourceBergen Corp.
3.45%, 12/15/2027	30,000	28,403
4.30%, 12/15/2047	66,000	56,784
Astrazeneca Finance LLC
4.88%, 03/03/2028	118,000	121,398
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	34,783
4.69%, 02/13/2028	89,000	89,358
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	90,000	82,204
3.90%, 02/20/2028	89,000	87,294
Cardinal Health, Inc.
4.60%, 03/15/2043	143,000	124,438
Cigna Corp.
3.40%, 03/15/2050	136,000	100,453
3.88%, 10/15/2047	34,000	27,536
Cigna Group
5.40%, 03/15/2033	500,000	519,112
CVS Health Corp.
4.78%, 03/25/2038	200,000	190,656
5.13%, 02/21/2030 to 07/20/2045	1,308,000	1,280,521
Eli Lilly & Co.
4.95%, 02/27/2063	48,000	49,387
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	29,236
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	26,600
Mylan, Inc.
5.20%, 04/15/2048	20,000	15,767
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	109,000	103,701
Viatris, Inc.
3.85%, 06/22/2040	79,000	55,424
4.00%, 06/22/2050	192,000	126,245
Zoetis, Inc.
5.40%, 11/14/2025	30,000	30,506
		3,484,023
Security Description	Shares or Principal Amount	Value

Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	$ 29,000	$ 27,840
Boardwalk Pipelines LP
3.60%, 09/01/2032	49,000	42,133
Buckeye Partners LP
4.50%, 03/01/2028*	36,000	32,498
Cheniere Energy Partners LP
3.25%, 01/31/2032	54,000	44,611
DCP Midstream Operating LP
5.63%, 07/15/2027	42,000	42,382
DT Midstream, Inc.
4.38%, 06/15/2031*	16,000	13,939
Energy Transfer LP
4.00%, 10/01/2027	90,000	85,770
4.90%, 03/15/2035	99,000	92,493
4.95%, 05/15/2028 to 06/15/2028	442,000	438,210
5.55%, 02/15/2028	515,000	522,959
5.75%, 02/15/2033	42,000	43,016
6.00%, 06/15/2048	265,000	253,223
6.13%, 12/15/2045	202,000	195,262
EnLink Midstream Partners LP
8.98%, 05/08/2023(1)	91,000	78,069
Enterprise Products Operating LLC
3.20%, 02/15/2052	51,000	36,275
3.70%, 01/31/2051	24,000	18,551
4.95%, 10/15/2054	270,000	244,276
5.25%, 08/16/2077	71,000	60,039
5.35%, 01/31/2033	400,000	414,434
EQM Midstream Partners LP
5.50%, 07/15/2028	18,000	16,350
7.50%, 06/01/2027 to 06/01/2030*	23,000	22,458
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	189,970	153,683
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	25,000	24,216
8.00%, 01/15/2027	94,000	92,953
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	69,000	67,841
3.45%, 10/15/2027*	171,000	155,011
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	875,000	900,199
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	59,839
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	38,000	35,476
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	44,319
ITT Holdings LLC
6.50%, 08/01/2029*	37,000	31,240
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	670,000	623,688
5.20%, 03/01/2047	115,000	103,014
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	42,455
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	16,152

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NuStar Logistics LP
6.38%, 10/01/2030	$ 27,000	$ 25,907
ONEOK Partners LP
6.65%, 10/01/2036	190,000	197,329
ONEOK, Inc.
3.10%, 03/15/2030	390,000	340,713
3.40%, 09/01/2029	550,000	490,130
4.55%, 07/15/2028	185,000	178,964
5.20%, 07/15/2048	200,000	172,846
6.10%, 11/15/2032	460,000	476,213
6.35%, 01/15/2031	57,000	59,746
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	830,000	739,629
4.30%, 01/31/2043	46,000	34,310
4.90%, 02/15/2045	215,000	172,278
6.65%, 01/15/2037	75,000	76,583
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037*	41,000	41,938
Targa Resources Corp.
4.20%, 02/01/2033	305,000	274,406
6.13%, 03/15/2033	560,000	579,888
6.25%, 07/01/2052	365,000	359,814
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	300,000	261,462
4.88%, 02/01/2031	11,000	10,293
6.50%, 07/15/2027	105,000	107,054
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	30,668
Western Midstream Operating LP
4.50%, 03/01/2028	5,000	4,720
6.15%, 04/01/2033	160,000	162,170
Williams Cos., Inc.
4.65%, 08/15/2032	660,000	636,144
5.65%, 03/15/2033	380,000	392,434
5.75%, 06/24/2044	160,000	156,467
		11,056,980
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	41,000	36,706
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	320,000	284,490
2.40%, 03/15/2025	465,000	441,697
2.70%, 04/15/2031	180,000	150,955
3.65%, 03/15/2027	520,000	493,911
American Tower Trust I
5.49%, 03/15/2028*	820,000	827,670
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	28,134
Corporate Office Properties LP
2.90%, 12/01/2033	41,000	28,588
Crown Castle, Inc.
5.00%, 01/11/2028	920,000	927,283
5.20%, 02/15/2049	29,000	27,075
EPR Properties
4.95%, 04/15/2028	755,000	630,400
Security Description	Shares or Principal Amount	Value

REITS (continued)
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	$ 95,000	$ 77,079
4.00%, 01/15/2030 to 01/15/2031	620,000	540,952
5.30%, 01/15/2029	575,000	548,636
5.75%, 06/01/2028	185,000	180,450
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	60,725
Host Hotels & Resorts LP
3.50%, 09/15/2030	154,000	130,073
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	48,000	37,920
LXP Industrial Trust
2.38%, 10/01/2031	43,000	33,115
National Health Investors, Inc.
3.00%, 02/01/2031	64,000	48,310
Office Properties Income Trust
3.45%, 10/15/2031	51,000	28,297
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	173,000	126,535
3.38%, 02/01/2031	90,000	71,086
SBA Tower Trust
2.84%, 01/15/2025*	550,000	521,001
Service Properties Trust
4.38%, 02/15/2030	55,000	41,040
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	47,025
VICI Properties LP
4.95%, 02/15/2030	1,151,000	1,080,060
5.13%, 05/15/2032	420,000	395,699
Vornado Realty LP
2.15%, 06/01/2026	54,000	43,272
Weyerhaeuser Co.
4.00%, 03/09/2052	43,000	34,759
		7,886,237
Retail — 0.4%
Advance Auto Parts, Inc.
5.90%, 03/09/2026	57,000	58,165
AutoZone, Inc.
4.75%, 08/01/2032 to 02/01/2033	555,000	548,986
Brinker International, Inc.
5.00%, 10/01/2024*	27,000	26,482
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	47,500
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	22,420
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	80,000	74,900
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	293,574
5.63%, 01/01/2030*	8,000	7,380
Ken Garff Automotive LLC
4.88%, 09/15/2028*	40,000	34,005
Kohl's Corp.
5.55%, 07/17/2045	153,000	89,185
LBM Acquisition LLC
6.25%, 01/15/2029*	45,000	34,440
Lowe's Cos., Inc.
4.45%, 04/01/2062	40,000	32,650
McDonald's Corp.
3.50%, 07/01/2027	65,000	62,955

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
3.63%, 09/01/2049	$ 859,000	$ 687,577
4.20%, 04/01/2050	110,000	97,010
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	12,638
4.75%, 09/15/2029	21,000	19,129
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	62,000	59,852
4.70%, 06/15/2032	550,000	542,860
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	20,695
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	22,000	20,218
Target Corp.
4.80%, 01/15/2053	34,000	33,394
		2,826,015
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	246,000	233,080
Semiconductors — 0.9%
Broadcom, Inc.
2.45%, 02/15/2031*	150,000	122,808
3.19%, 11/15/2036*	126,000	95,485
3.42%, 04/15/2033*	445,000	372,336
3.47%, 04/15/2034*	496,000	407,356
4.00%, 04/15/2029*	795,000	743,661
Entegris Escrow Corp.
5.95%, 06/15/2030*	35,000	33,926
Intel Corp.
3.10%, 02/15/2060	570,000	375,293
4.90%, 08/05/2052	350,000	326,111
5.13%, 02/10/2030	215,000	218,968
5.20%, 02/10/2033	508,000	517,393
5.70%, 02/10/2053	90,000	91,854
5.90%, 02/10/2063	760,000	782,220
KLA Corp.
4.95%, 07/15/2052	69,000	68,390
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	740,046
2.95%, 04/15/2031	315,000	263,041
NVIDIA Corp.
3.50%, 04/01/2040	530,000	455,070
NXP BV/NXP Funding LLC
5.55%, 12/01/2028	60,000	61,196
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	97,264
4.30%, 06/18/2029	49,000	47,059
ON Semiconductor Corp.
3.88%, 09/01/2028*	23,000	20,693
Qorvo, Inc.
3.38%, 04/01/2031*	680,000	562,537
4.38%, 10/15/2029	285,000	262,613
QUALCOMM, Inc.
6.00%, 05/20/2053	34,000	38,629
Texas Instruments, Inc.
4.60%, 02/15/2028	59,000	60,223
5.00%, 03/14/2053	48,000	50,624
		6,814,796
Security Description	Shares or Principal Amount	Value

Software — 0.8%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	$ 1,523,000	$ 1,384,026
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	24,572
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	54,000	51,817
Fiserv, Inc.
4.40%, 07/01/2049	103,000	88,001
MSCI, Inc.
3.63%, 11/01/2031*	212,000	181,525
3.88%, 02/15/2031*	123,000	109,482
4.00%, 11/15/2029*	170,000	155,109
Open Text Corp.
6.90%, 12/01/2027*	705,000	727,278
Oracle Corp.
2.30%, 03/25/2028	571,000	511,001
2.95%, 04/01/2030	220,000	194,250
3.60%, 04/01/2040 to 04/01/2050	1,862,000	1,391,095
3.80%, 11/15/2037	191,000	158,576
3.85%, 04/01/2060	320,000	223,243
4.00%, 07/15/2046 to 11/15/2047	375,000	286,043
4.10%, 03/25/2061	140,000	102,974
4.13%, 05/15/2045	35,000	27,485
4.90%, 02/06/2033	47,000	46,035
5.55%, 02/06/2053	23,000	21,897
6.15%, 11/09/2029	485,000	516,587
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	33,000	17,162
		6,218,158
Telecommunications — 1.1%
Altice France SA
5.50%, 10/15/2029*	200,000	152,931
AT&T, Inc.
3.50%, 06/01/2041	425,000	335,406
3.65%, 09/15/2059	1,232,000	880,380
3.80%, 12/01/2057	617,000	458,067
3.85%, 06/01/2060	34,000	25,466
4.35%, 03/01/2029	305,000	298,610
4.50%, 05/15/2035	253,000	237,000
4.90%, 08/15/2037	289,000	276,321
Corning, Inc.
5.45%, 11/15/2079	155,000	142,732
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	26,000	24,618
Nokia Oyj
4.38%, 06/12/2027	725,000	693,115
Rogers Communications, Inc.
4.55%, 03/15/2052*	615,000	505,882
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	124,824
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	25,902
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,065,000	944,969
3.00%, 02/15/2041	253,000	187,552
3.60%, 11/15/2060	65,000	46,330
3.88%, 04/15/2030	240,000	225,195
5.05%, 07/15/2033	375,000	376,856
Verizon Communications, Inc.
2.36%, 03/15/2032	870,000	713,747
2.55%, 03/21/2031	355,000	302,421
2.85%, 09/03/2041	318,000	232,854

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
2.99%, 10/30/2056	$ 460,000	$ 299,148
3.00%, 11/20/2060	99,000	63,481
3.40%, 03/22/2041	65,000	51,678
3.85%, 11/01/2042	190,000	158,811
3.88%, 03/01/2052	10,000	8,085
4.40%, 11/01/2034	78,000	74,136
Vodafone Group PLC
5.13%, 06/04/2081	36,000	25,200
5.63%, 02/10/2053	24,000	23,701
5.75%, 02/10/2063	438,000	433,511
		8,348,929
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	67,000	62,068
Canadian National Railway Co.
4.40%, 08/05/2052	60,000	56,206
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	121,541
6.13%, 09/15/2115	50,000	53,619
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	72,426
CSX Corp.
4.50%, 11/15/2052	63,000	57,607
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	170,665	143,618
Kansas City Southern
4.70%, 05/01/2048	59,000	54,028
		621,113
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	794,746
GATX Corp.
3.25%, 09/15/2026	73,000	68,826
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	808,505
3.40%, 11/15/2026*	148,000	137,869
4.00%, 07/15/2025*	685,000	663,478
4.40%, 07/01/2027*	522,000	500,769
5.70%, 02/01/2028*	61,000	61,547
		3,035,740
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	64,000	45,615
Total Corporate Bonds & Notes (cost $250,699,938)		230,489,533
LOANS(3)(4)(5) — 0.0%
Entertainment — 0.0%
Crown Finance US, Inc. FRS
14.80%, (TSFR1M+10.00%), 09/09/2023	3,215	3,258
14.84%, (TSFR1M+10.00%), 09/09/2023	38,262	38,772
Total Loans (cost $39,659)		42,030
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 5.8%
Auto Loan Receivables — 1.1%
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.55%, 10/13/2026*	$ 50,000	$ 49,391
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	545,000	527,525
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	700,000	700,086
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	355,000	343,140
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	331,882	327,544
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	225,000	223,325
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	350,509
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	365,000	357,854
Series 2019-4A, Class D 2.58%, 09/15/2025*	691,904	678,875
Series 2020-1A, Class D 2.73%, 12/15/2025*	261,406	256,176
Series 2022-4A, Class B 4.57%, 01/15/2027	330,000	325,322
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	437,137
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	124,711
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	169,116
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*	80,000	79,053
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	60,000	57,829
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,866
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	215,000	206,420
Series 2023-1, Class A3 4.51%, 11/15/2027	150,000	149,797
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.48%, 01/15/2027	135,000	129,960
Series 2022-5, Class B 4.43%, 03/15/2027	210,000	206,777
Series 2022-6, Class B 4.72%, 06/15/2027	145,000	142,627
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	263,201

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2022-7, Class B 5.95%, 01/17/2028	$ 565,000	$ 574,155
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	100,000	97,075
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	271,635	271,518
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	395,000	375,848
Series 2019-3A, Class D 2.72%, 11/15/2024*	277,938	276,726
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	484,712
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	144,697
		8,379,972
Credit Card Receivables — 0.2%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	157,155
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	100,000	97,707
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.39%, 07/15/2030	250,000	214,603
Series 2022-A1, Class A1 2.80%, 03/15/2027	150,000	144,686
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	150,000	147,963
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	400,000	405,175
		1,167,289
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(2)	83,030	23,582
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 4.95%, (1 ML+0.10%), 12/25/2046	21,191	10,365
Series 2006-20, Class 1A1 4.99%, (1 ML+0.14%), 12/25/2046	53,421	15,592
Series 2007-1, Class 1A1 5.01%, (1 ML+0.16%), 02/25/2037	282,058	84,166
Series 2006-19, Class A1 5.03%, (1 ML+0.18%), 12/25/2036	10,647	2,883
Series 2006-3, Class A3 5.45%, (1 ML+0.60%), 03/25/2036	11,273	5,952
Series 2007-5, Class 2A3A 5.49%, (1 ML+0.64%), 04/25/2047	96,013	45,496
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(6)	262,685	69,371
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(2)	$ 181,165	$ 171,872
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.19%, (1 ML+0.34%), 11/25/2036	211,510	62,714
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	338,399	103,188
Series 2006-3, Class AF5 6.12%, 11/25/2036(2)	149,482	55,448
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.03%, (1 ML+0.18%), 07/25/2037	26,574	22,277
Series 2006-3, Class A4 5.35%, (1 ML+0.50%), 11/25/2036	233,658	215,172
		888,078
Other Asset Backed Securities — 4.4%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	700,537	635,318
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	124,414	104,540
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	72,638	71,506
Series 2020-Z1, Class A 3.46%, 10/15/2024*	28,645	28,459
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 5.30%, 06/21/2028*	230,000	228,984
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 5.78%, (1 ML+1.10%), 05/15/2036*	200,000	196,230
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	435,000	422,316
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 5.93%, (3 ML+1.13%), 04/19/2034*	1,055,000	1,026,679
Series 2017-2A, Class AR2 6.00%, (3 ML+1.18%), 07/25/2034*	1,260,000	1,227,505
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.02%, (3 ML+1.21%), 04/20/2034*	680,000	664,879
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.22%, (TSFR3M+2.35%), 04/25/2036*	515,000	512,977
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 5.91%, (3 ML+1.10%), 04/20/2034*	795,000	770,399
CCG Receivables Trust
Series 2023-1, Class A2 5.82%, 09/16/2030*	305,000	307,977
CF Hippolyta LLC
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,750	94,701

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2020-1, Class A2 1.99%, 07/15/2060*	$ 225,693	$ 190,675
CIFC Funding, Ltd. FRS
Series 2012-2RA, Class A1 5.61%, (3 ML+0.80%), 01/20/2028*	610,747	607,294
Cirrus Funding, Ltd.
Series 2018-1A, Class A 4.80%, 01/25/2037*	975,000	941,930
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.01%, (3 ML+1.19%), 01/25/2035*	720,000	697,557
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,377,562	1,112,302
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	493,000	494,879
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	491,250	421,633
Series 2019-1A, Class A2 3.67%, 10/25/2049*	329,800	293,396
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	727,700	697,561
Dryden 57 CLO, Ltd. FRS
Series 2018-57A, Class A 5.87%, (3 ML+1.01%), 05/15/2031*	1,160,000	1,142,842
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 1.20%, (TSFR3M+2.25%), 04/16/2036*	450,000	448,267
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.16%, (1 ML+0.31%), 09/25/2036	386,030	349,748
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,044,095	999,804
Harriman Park CLO, Ltd. FRS
Series 2020-1A, Class A1R 5.93%, (3 ML+1.12%), 04/20/2034*	1,595,000	1,561,569
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 5.39%, (1 ML+0.54%), 02/25/2036	124,013	121,306
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.16%, (TSFR3M+2.30%), 04/21/2036*	310,000	308,750
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 5.82%, (3 ML+1.00%), 04/24/2029*	569,719	564,905
KKR CLO, Ltd. FRS
Series 22A, Class A 5.96%, (3 ML+1.15%), 07/20/2031*	1,440,000	1,416,414
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	345,000	345,323
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	165,427	162,017
MFA Trust
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(2)	576,127	544,292
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.15%, (1 ML+0.30%), 06/25/2036	$ 3,651	$ 3,080
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	88,724	82,815
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 4.20%, (TSFR3M+2.35%), 04/20/2036*	660,000	660,000
OZLM VII, Ltd. FRS
Series 2014-7RA, Class A1R 5.80%, (3 ML+1.01%), 07/17/2029*	205,135	203,515
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 5.85%, (3 ML+1.02%), 04/15/2031*	870,000	854,350
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	365,026	339,264
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	412,167	381,269
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	793,196	742,599
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	951,410	884,311
Progress Residential Trust
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	400,000	383,750
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	189,372	182,224
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	309,512	303,677
Regatta VI Funding, Ltd. FRS
Series 2016-1A, Class AR2 5.97%, (3 ML+1.16%), 04/20/2034*	1,100,000	1,069,699
RR 1 CLO LLC FRS
Series 2017-1A, Class A1AB 5.94%, (3 ML+1.15%), 07/15/2035*	1,305,000	1,276,702
RR 26, Ltd. FRS
Series 2023-26A, Class A2 6.98%, (TSFR3M+2.25%), 04/15/2038*	470,000	468,500
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	180,772	151,458
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.03%, (1 ML+0.18%), 07/25/2036	144,210	49,336
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 5.89%, (3 ML+1.07%), 04/25/2034*	1,255,000	1,211,072
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	258,550
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 3.76%, (TSFR3M+2.30%), 04/20/2036*	565,000	562,768
Upstart Securitization Trust
Series 2021-3, Class A 0.83%, 07/20/2031*	64,961	63,910

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	$ 439,162	$ 406,858
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	133,974	126,532
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.92%, (3 ML+1.13%), 04/15/2034*	1,255,000	1,218,526
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.03%, (3 ML+1.24%), 04/15/2034*	485,000	472,641
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.98%, (3 ML+1.17%), 07/20/2032*	920,000	895,005
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,110,225	931,278
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	426,375	393,614
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	158,000	138,494
		34,430,731
Total Asset Backed Securities (cost $46,432,782)		44,866,070
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Commercial and Residential — 8.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,346,037
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.35%, (1 ML+0.50%), 01/25/2036	47,935	42,485
Series 2005-9, Class 5A1 5.39%, (1 ML+0.54%), 11/25/2035	25,870	25,117
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	83,236	63,119
Series 2006-9T1, Class A1 5.75%, 05/25/2036	92,431	36,318
Alternative Loan Trust FRS
Series 2005-72, Class A1 5.39%, (1 ML+0.54%), 01/25/2036	61,968	53,430
Series 2005-56, Class 5A1 5.49%, (1 ML+0.64%), 11/25/2035	27,186	21,253
Series 2005-64CB, Class 1A12 5.50%, (1 ML+0.80%), 12/25/2035	44,297	37,473
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 4.08%, (12 MTA+0.94%), 10/25/2046	35,636	24,310
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(6)	241,866	218,649
Series 2021-2, Class A1 0.99%, 04/25/2066*(6)	271,557	227,119
Series 2021-3, Class A1 1.07%, 05/25/2066*(6)	542,619	446,382
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	464,134	386,186
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-5, Class A1 2.59%, 10/25/2049*(6)	$ 86,125	$ 82,742
Angel Oak Mtg. Trust I LLC VRS
Series 2019-4, Class A1 2.99%, 07/26/2049*(6)	6,249	6,218
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 4.91%, (1 ML+0.06%), 01/25/2037	6,354	5,445
Series 2007-A, Class 2A5 5.22%, (1 ML+0.46%), 02/20/2047	116,167	96,862
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	435,822
Series 2019-BN17, Class A4 3.71%, 04/15/2052	1,190,000	1,102,721
BANK VRS
Series 2018-BN14, Class XA 0.49%, 09/15/2060(6)(7)	8,538,626	174,573
Series 2019-BN24, Class XA 0.64%, 11/15/2062(6)(7)	2,235,391	77,394
Series 2019-BN23, Class XA 0.69%, 12/15/2052(6)(7)	6,774,033	247,045
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(6)(7)	7,093,439	188,173
Series 2019-BN20, Class XA 0.81%, 09/15/2062(6)(7)	4,145,856	169,561
Series 2019-BN18, Class XA 0.89%, 05/15/2062(6)(7)	2,873,477	122,030
Series 2023-BNK45, Class XA 0.99%, 02/15/2056(6)(7)	1,214,401	84,362
Series 2020-BN28, Class XA 1.76%, 03/15/2063(6)(7)	4,727,312	464,105
Barclays Commercial Mtg. Securities Trust
Series 2017-C1, Class A4 3.67%, 02/15/2050	1,325,000	1,246,291
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(6)	215,000	206,833
Series 2022-C18, Class A4 5.44%, 12/15/2055(6)	280,000	286,893
Series 2022-C18, Class A5 5.71%, 12/15/2055(6)	90,000	94,047
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.19%, (1 ML+0.34%), 01/25/2037	9,317	8,276
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.33%, (1 ML+0.48%), 02/25/2036	25,374	24,554
Series 2005-10, Class 11A1 5.35%, (1 ML+0.50%), 01/25/2036	63,230	79,359
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.03%, (1 ML+0.18%), 10/25/2036	34,732	28,100
Series 2007-AR1, Class 2A3 5.25%, (1 ML+0.40%), 02/25/2037	89,695	77,080
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	826,488	800,560
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.51%, 07/15/2051(6)(7)	4,349,750	71,529

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-B1, Class XA 0.55%, 01/15/2051(6)(7)	$ 1,892,837	$ 36,934
Series 2018-B8, Class XA 0.63%, 01/15/2052(6)(7)	8,535,558	226,552
Series 2019-B12, Class XA 1.03%, 08/15/2052(6)(7)	1,952,560	78,928
Series 2019-B10, Class XA 1.22%, 03/15/2062(6)(7)	5,737,493	288,840
Series 2020-B22, Class XA 1.52%, 01/15/2054(6)(7)	2,161,761	191,037
Series 2020-B18, Class XA 1.79%, 07/15/2053(6)(7)	1,253,982	95,981
Series 2018-B4, Class A5 4.12%, 07/15/2051(6)	1,000,000	949,472
BPR Trust FRS
Series 2022-STAR, Class A 8.06%, (TSFR1M+3.23%), 08/15/2024*	510,000	508,661
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(6)	190,538	167,068
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(6)	156,250	145,670
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	398,337	370,788
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.68%, (1 ML+1.00%), 04/15/2034*	200,000	194,543
Series 2019-XL, Class A 5.86%, (TSFR1M+1.03%), 10/15/2036*	925,771	915,267
BX Trust FRS
Series 2022-PSB, Class A 7.28%, (TSFR1M+2.45%), 08/15/2039*	518,996	516,404
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.23%, (1 ML+2.55%), 12/15/2037*	675,000	646,177
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(6)	1,300,000	1,214,385
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(6)	101,896	89,355
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	104,061	78,307
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 3.94%, 12/25/2035(6)	57,195	51,637
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 5.53%, (1 ML+0.68%), 03/25/2035	26,797	23,140
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB3, Class 2A2A 3.28%, 06/20/2035(6)	24,286	21,933
Series 2007-HY4, Class 1A1 3.63%, 09/25/2047(6)	66,448	56,294
Series 2005-HYB7, Class 6A1 3.66%, 11/20/2035(6)	13,823	11,948
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	986,259
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-GC35, Class A4 3.82%, 11/10/2048	$ 1,235,000	$ 1,180,544
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 0.90%, 07/10/2047(6)(7)	2,895,529	25,241
Series 2015-GC29, Class XA 1.02%, 04/10/2048(6)(7)	2,721,927	44,021
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 6.23%, 11/25/2070*(2)	284,504	283,931
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(6)	412,915	391,485
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(6)	438,512	353,099
Series 2021-3, Class A1 0.96%, 09/27/2066*(6)	774,238	613,018
Series 2022-5, Class A1 4.55%, 04/25/2067*(6)	875,918	846,052
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	162,813
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	811,200
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(6)	190,000	157,898
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	225,000	215,721
Series 2015-C3, Class A3 3.45%, 08/15/2048	645,480	618,320
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,385,697
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.72%, 06/15/2057(6)(7)	8,352,286	91,707
Series 2016-C6, Class XA 1.86%, 01/15/2049(6)(7)	1,714,769	74,298
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(6)	394,306	310,225
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(6)	562,341	473,954
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(6)	283,527	262,274
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(6)	473,182	407,943
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(6)	360,036	322,879
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(6)	1,536,000	1,437,911
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,494,183
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.71%, 09/15/2053(6)(7)	954,263	64,319
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(6)	184,455	157,736

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.15%, (1 ML+0.30%), 12/25/2036	$ 80,714	$ 74,054
Series 2007-AR2, Class A1 5.15%, (1 ML+0.30%), 03/25/2037	8,139	7,454
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 4.06%, (12 MTA+0.92%), 03/19/2046	129,668	101,575
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(6)	182,123	146,376
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(6)	388,779	318,218
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.28%, 04/19/2036(6)	109,257	82,063
Series 2005-AR5, Class 4A1 3.47%, 09/19/2035(6)	14,191	12,585
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 4.54%, (12 MTA+1.40%), 10/25/2045	98,577	76,234
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	939,308
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	152,714
GS Mtg. Securities Corp. Trust FRS
Series 2022-SHIP, Class A 5.56%, (TSFR1M+0.73%), 08/15/2036*	80,000	79,207
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	1,199,000	1,121,919
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,157,596
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,243,466
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.67%, 02/13/2053(6)(7)	5,017,895	160,523
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.15%, (1 ML+0.30%), 01/25/2037	309,803	83,706
GSR Mtg. Loan Trust VRS
Series 2005-AR5, Class 2A3 3.77%, 10/25/2035(6)	43,520	24,479
Series 2006-AR1, Class 2A1 3.90%, 01/25/2036(6)	3,279	3,122
Series 2006-AR1, Class 2A4 3.90%, 01/25/2036(6)	42,440	40,437
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.14%, (1 ML+0.38%), 01/19/2038	5,652	4,873
Series 2006-12, Class 2A13 5.24%, (1 ML+0.24%), 12/19/2036	127,029	113,943
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 5.41%, (1 ML+0.56%), 07/25/2035	2,927	2,072
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 3.25%, 04/25/2037(6)	$ 108,386	$ 62,217
Series 2006-AR3, Class 1A1 3.67%, 12/25/2036(6)	99,004	81,377
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	290,000	282,172
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,025,091
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	277,141
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,273,222
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 3.68%, 05/25/2036(6)	40,185	31,830
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	270,019	252,003
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	371,381	341,815
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	720,570	719,511
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.23%, (1 ML+0.38%), 11/25/2046	196,253	162,361
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 6.34%, (TSFR1M+1.51%), 03/15/2038*	201,509	190,385
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 7.65%, (1 ML+2.80%), 02/01/2026*	432,458	423,758
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 3.87%, 11/21/2034(6)	23,848	21,986
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 3.82%, 07/25/2035(6)	95,347	49,990
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(6)	144,244	135,567
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(6)	51,541	47,313
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(6)	287,171	234,787
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(6)	235,605	206,678
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(6)	668,427	632,146
Series 2018-3, Class A1 3.50%, 08/25/2058*(6)	355,237	339,837
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	757,943

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(6)(7)	$ 1,628,593	$ 17,847
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	1,475,000	1,359,744
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(6)(7)	1,526,941	53,927
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.60%, (1 ML+0.75%), 01/25/2048*	399,927	386,266
Series 2017-5A, Class A1 6.35%, (1 ML+1.50%), 06/25/2057*	350,093	341,178
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(6)	189,649	170,073
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(6)	85,671	78,351
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(6)	322,172	300,806
Series 2016-2A, Class A1 3.75%, 11/26/2035*(6)	353,728	332,763
Series 2016-4A, Class A1 3.75%, 11/25/2056*(6)	356,764	328,410
Series 2017-1A, Class A1 4.00%, 02/25/2057*(6)	639,826	604,892
Series 2017-2A, Class A3 4.00%, 03/25/2057*(6)	657,926	620,991
Series 2017-3A, Class A1 4.00%, 04/25/2057*(6)	537,727	513,583
Series 2017-4A, Class A1 4.00%, 05/25/2057*(6)	373,896	347,042
Series 2017-6A, Class A1 4.00%, 08/27/2057*(6)	569,396	533,280
Series 2018-5A, Class A1 4.75%, 12/25/2057*(6)	288,632	282,007
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(6)	820,836	681,955
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.25%, 06/25/2036(6)	66,127	48,330
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(6)	1,122,688	853,646
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(6)	520,182	422,714
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(6)	591,060	466,638
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	549,794
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	518,188	487,027
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	358,405	342,190
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	$ 491,132	$ 467,463
Series 2020-6, Class A1 2.36%, 11/25/2025*(2)	130,735	127,173
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	876,530	827,593
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	194,212	183,238
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	36,916	31,529
RALI Series Trust FRS
Series 2006-QA3, Class A2 5.45%, (1 ML+0.60%), 04/25/2036	268,983	219,209
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 4.53%, 04/25/2037(6)	8,885	6,793
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,141,585
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(6)	25,827	23,534
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(6)	424,545	365,260
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(6)	153,060	136,530
Series 2021-6, Class A1 1.92%, 11/25/2066*(6)	725,430	597,633
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.15%, (1 ML+0.30%), 09/25/2034	12,809	10,728
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.31%, (1 ML+0.46%), 02/25/2036	47,235	38,219
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	640,000	602,870
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	516,829	489,592
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	1,123,513	921,033
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(6)	254,748	217,781
Series 2021-4, Class A1 0.94%, 07/25/2066*(6)	332,992	266,473
Series 2021-2, Class A1 1.03%, 02/25/2066*(6)	222,492	188,695
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	505,965	430,088
Series 2021-7, Class A1 1.83%, 10/25/2066*(6)	1,024,827	868,011

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 3.61%, (12 MTA+0.82%), 12/25/2046	$ 189,035	$ 156,490
Series 2006-AR13, Class 1A 4.02%, (12 MTA+0.88%), 10/25/2046	89,792	73,180
Series 2006-AR15, Class 2A 4.64%, (12 MTA+1.50%), 11/25/2046	38,494	32,560
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.24%, 06/25/2037(6)	74,733	63,465
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 1A 3.97%, (12 MTA+0.83%), 11/25/2046	76,494	62,091
Series 2006-5, Class 1A1 5.45%, (1 ML+0.60%), 07/25/2036	40,766	25,937
Wells Fargo Commercial Mtg. Trust
Series 2017-C39, Class A5 3.42%, 09/15/2050	1,365,000	1,262,384
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.88%, 09/15/2057(6)(7)	5,218,452	92,118
Series 2015-NXS1, Class XA 1.07%, 05/15/2048(6)(7)	2,534,138	38,832
Series 2015-NXS1, Class D 4.15%, 05/15/2048(6)	75,000	62,053
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 4.24%, 10/25/2036(6)	25,536	22,980
		62,832,130
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.60%, 03/25/2027(6)(7)	4,761,965	95,915
Series K124, Class X1 0.72%, 12/25/2030(6)(7)	3,479,842	152,860
Series K122, Class X1 0.88%, 11/25/2030(6)(7)	885,999	45,646
Series K121, Class X1 1.02%, 10/25/2030(6)(7)	1,615,975	94,812
Series K114, Class X1 1.12%, 06/25/2030(6)(7)	2,886,344	185,153
Series K104, Class X1 1.13%, 01/25/2030(6)(7)	2,463,642	147,193
Series K111, Class X1 1.57%, 05/25/2030(6)(7)	1,118,465	97,869
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	112,411	108,783
Series 4961, Class JB 2.50%, 12/15/2042	366,722	335,464
Series 3883, Class PB 3.00%, 05/15/2041	117,880	111,304
Series 4740, Class BA 3.00%, 09/15/2045	56,450	54,210
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	$ 321,615	$ 296,737
Series 2019-3, Class MV 3.50%, 10/25/2058	215,820	200,703
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-HRP1, Class M2 6.50%, (1 ML+1.65%), 04/25/2043*	2,900	2,900
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	13,883	13,883
Series 2019-HRP1, Class M2 7.00%, (1 ML+2.15%), 11/25/2039*	140,054	139,705
Series 2022-R08, Class 1M1 7.11%, (SOFR30A+2.55%), 07/25/2042*	148,398	149,338
Series 2016-C07, Class 2M2 9.20%, (1 ML+4.35%), 05/25/2029	344,524	358,285
Series 2014-C04, Class 1M2 9.75%, (1 ML+4.90%), 11/25/2024	82,845	86,308
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	117,248	112,171
Series 2012-21, Class PQ 2.00%, 09/25/2041	73,120	67,163
Series 2012-18, Class GA 2.00%, 12/25/2041	123,994	113,066
Series 2015-48, Class QB 3.00%, 02/25/2043	159,379	152,225
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	453,389
Series 2018-27, Class EA 3.00%, 05/25/2048	293,133	268,508
Series 2018-35, Class CD 3.00%, 05/25/2048	180,286	163,183
Series 2019-45, Class PT 3.00%, 08/25/2049	252,819	232,773
Series 2012-52, Class PA 3.50%, 05/25/2042	103,432	99,278
Series 2012-120, Class ZB 3.50%, 11/25/2042	827,511	778,456
Series 2018-23, Class LA 3.50%, 04/25/2048	252,585	241,302
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,224,904
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	76,679	75,160
Series 2015-151, Class BA 1.70%, 10/20/2045	25,855	25,573
		6,684,219
Total Collateralized Mortgage Obligations (cost $77,995,976)		69,516,349
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.7%
U.S. Government — 40.6%
United States Treasury Bonds
1.13%, 05/15/2040	2,606,000	1,734,110
1.25%, 05/15/2050	8,004,000	4,652,950

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.38%, 11/15/2040(8)	$ 2,440,000	$ 1,680,645
1.38%, 08/15/2050	3,218,000	1,932,434
1.75%, 08/15/2041	2,124,000	1,537,909
1.88%, 02/15/2041 to 11/15/2051	1,383,000	1,031,387
2.00%, 08/15/2051	4,113,000	2,893,078
2.25%, 08/15/2046 to 08/15/2049	4,112,000	3,096,481
2.38%, 02/15/2042 to 05/15/2051	12,072,000	9,347,393
2.50%, 02/15/2046(9)	5,853,000	4,648,562
2.50%, 05/15/2046	1,283,000	1,018,782
2.75%, 11/15/2042 to 08/15/2047	981,000	822,371
2.88%, 05/15/2043 to 05/15/2049	6,427,000	5,497,559
3.00%, 05/15/2042 to 08/15/2052	15,134,000	13,248,087
3.13%, 02/15/2043 to 05/15/2048	5,943,000	5,311,275
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,919,482
3.63%, 08/15/2043 to 02/15/2044	3,035,000	2,940,183
3.88%, 08/15/2040 to 02/15/2043	4,970,000	5,024,864
4.00%, 11/15/2042 to 11/15/2052	6,964,000	7,242,544
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,221,897
4.50%, 02/15/2036	1,034,000	1,149,517
4.63%, 02/15/2040	1,159,000	1,304,328
4.75%, 02/15/2041	493,000	561,577
5.25%, 11/15/2028 to 02/15/2029	3,011,000	3,261,887
5.38%, 02/15/2031	1,289,000	1,452,492
6.13%, 11/15/2027	544,000	601,120
6.38%, 08/15/2027	1,217,000	1,348,160
6.75%, 08/15/2026	377,000	411,873
United States Treasury Bonds TIPS
0.13%, 02/15/2052(10)	1,344,112	932,303
0.25%, 02/15/2050(10)	866,703	628,123
United States Treasury Notes
0.13%, 12/15/2023	100,000	96,863
0.25%, 09/30/2023 to 08/31/2025	11,685,000	10,752,757
0.38%, 09/15/2024 to 09/30/2027	16,249,000	14,604,071
0.50%, 02/28/2026 to 10/31/2027	15,428,000	13,586,219
0.63%, 07/31/2026 to 08/15/2030	25,225,000	21,630,651
0.75%, 05/31/2026 to 01/31/2028	9,681,000	8,650,389
0.88%, 01/31/2024 to 11/15/2030	5,523,000	4,614,185
1.13%, 02/29/2028 to 02/15/2031	9,402,000	8,090,755
1.25%, 12/31/2026 to 08/15/2031	10,529,000	9,052,912
1.38%, 11/15/2031	3,157,000	2,664,705
1.50%, 09/30/2024 to 02/15/2030	12,522,000	11,739,475
1.63%, 02/15/2026 to 05/15/2031	17,483,000	15,859,244
1.75%, 07/31/2024	1,377,000	1,329,881
1.88%, 08/31/2024 to 02/15/2032	8,717,000	8,141,809
2.00%, 05/31/2024 to 11/15/2026	15,284,000	14,631,653
2.13%, 02/29/2024 to 05/15/2025	14,207,000	13,756,905
2.25%, 10/31/2024 to 11/15/2027	17,803,000	17,061,816
2.38%, 08/15/2024 to 05/15/2027	5,252,000	5,085,113
2.50%, 05/15/2024	3,886,000	3,800,387
2.63%, 03/31/2025 to 02/15/2029	5,868,000	5,660,447
2.75%, 05/15/2025 to 08/15/2032	10,222,000	9,773,664
2.88%, 07/31/2025 to 05/15/2028	5,658,000	5,486,945
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,372,246
3.50%, 02/15/2033	29,000	29,045
3.63%, 03/31/2028	43,000	42,966
4.13%, 11/15/2032	2,943,000	3,092,449
United States Treasury Notes TIPS
0.25%, 07/15/2029(10)	5,115,600	4,846,731
0.75%, 07/15/2028(10)	3,056,275	2,996,671
1.13%, 01/15/2033(10)	6,571,769	6,554,569
		314,458,896
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 30.1%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	$ 1,059,217	$ 931,170
2.00%, 02/01/2036 to 08/01/2052	7,033,587	5,926,500
2.50%, 01/01/2028 to 09/01/2051	1,166,725	1,049,470
3.00%, 08/01/2027 to 08/01/2046	1,733,418	1,600,737
3.50%, 01/01/2032 to 02/01/2052	2,621,276	2,480,075
4.00%, 09/01/2040 to 01/01/2050	1,001,542	975,648
4.50%, 07/01/2045 to 06/01/2052	1,179,928	1,158,921
5.00%, 09/01/2031 to 01/01/2053	1,109,752	1,111,028
5.50%, 01/01/2036	61,339	63,592
6.00%, 03/01/2040	4,568	4,777
6.25%, 07/15/2032	206,000	245,563
6.75%, 03/15/2031	100,000	120,136
Federal Home Loan Mtg. Corp. FRS
3.57%, (12 ML+1.87%), 11/01/2037	62,404	61,353
3.74%, (6 ML+1.49%), 02/01/2037	7,757	7,702
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,511,932	1,188,773
1.88%, 09/24/2026	837,000	783,170
2.00%, 07/01/2035 to 05/01/2052	29,731,805	24,730,176
2.50%, 04/01/2028 to 04/01/2052	12,177,045	10,651,840
2.63%, 09/06/2024	2,025,000	1,976,870
3.00%, 10/01/2027 to 07/01/2052	7,049,286	6,434,344
3.50%, 08/01/2026 to 08/01/2049	3,385,394	3,200,674
4.00%, 03/01/2039 to 03/01/2049	2,334,182	2,277,694
4.50%, 10/01/2024 to 12/01/2048	931,561	929,263
5.00%, 05/01/2040 to 08/01/2052	536,318	541,782
5.50%, 12/01/2029 to 06/01/2038	112,574	116,577
6.00%, 11/01/2038 to 06/01/2040	32,700	34,073
6.50%, 10/01/2037	318	331
6.63%, 11/15/2030	871,000	1,031,934
7.25%, 05/15/2030	2,260,000	2,748,402
Federal National Mtg. Assoc. FRS
3.59%, (12 ML+1.68%), 07/01/2039	40,733	40,270
3.65%, (12 ML+1.57%), 05/01/2037	8,930	8,991
3.69%, (1 Yr USTYCR+2.27%), 11/01/2036	22,824	23,355
3.86%, (12 ML+1.91%), 08/01/2035	37,792	38,391
3.95%, (12 ML+1.77%), 05/01/2040	50,543	51,275
4.07%, (12 ML+1.82%), 10/01/2040	9,949	10,076
4.08%, (12 ML+1.83%), 10/01/2040	30,898	31,363
4.13%, (1 Yr USTYCR+2.22%), 10/01/2035	55,252	55,987
5.01%, (6 ML+1.54%), 09/01/2035	66,333	66,721
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,442,813	1,233,962
2.00%, April 30 TBA	4,500,000	3,822,591
2.50%, 07/20/2051 to 09/20/2051	2,833,780	2,494,072
3.00%, 02/20/2045 to 03/20/2052	1,172,527	1,082,088
3.00%, April 30 TBA	20,300,000	18,490,322
3.50%, 03/20/2045 to 07/20/2045	136,110	129,609
3.50%, April 30 TBA	14,300,000	13,405,691
4.00%, 03/15/2039 to 10/20/2052	1,597,909	1,541,070
4.50%, 09/15/2033 to 04/20/2047	323,661	325,742
4.50%, April 30 TBA	6,800,000	6,697,674
5.00%, 06/15/2033 to 08/15/2038	205,950	211,524
5.50%, 02/15/2032 to 02/15/2034	208,528	213,476
6.00%, 04/15/2028 to 12/15/2036	459,387	472,164
6.50%, 09/15/2028 to 12/15/2031	5,743	5,911
7.50%, 09/15/2030	7,608	7,591
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	541,817

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
2.00%, April 30 TBA		$24,600,000	$ 20,335,644
2.50%, April 30 TBA		11,721,000	10,102,037
3.00%, April 30 TBA		16,000,000	14,356,153
3.50%, April 30 TBA		19,100,000	17,747,332
4.00%, April 30 TBA		10,300,000	9,851,024
4.50%, April 30 TBA		25,895,000	25,371,812
5.50%, April 30 TBA		12,135,000	12,257,535
			233,405,845
Total U.S. Government & Agency Obligations (cost $581,725,662)			547,864,741
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Banks — 0.0%
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	254,410
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	312,765
			567,175
Sovereign — 1.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	10,630,000	1,887,480
Finance Department Government of Sharjah
3.63%, 03/10/2033*		520,000	420,780
Government of Bermuda
2.38%, 08/20/2030*		200,000	170,573
5.00%, 07/15/2032*		200,000	200,588
Government of Costa Rica
6.55%, 04/03/2034*		245,000	246,225
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	990,323
6.75%, 09/25/2052*		530,000	547,755
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	417,496
3.68%, 06/03/2026*	EUR	480,000	477,447
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	404,304
2.75%, 04/14/2041	EUR	780,000	495,568
3.38%, 02/08/2038	EUR	255,000	191,869
4.63%, 04/03/2049	EUR	730,000	586,673
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	85,797
5.00%, 01/18/2053*		250,000	232,336
Republic of Angola
8.00%, 11/26/2029		325,000	278,168
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	434,586
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	148,340
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	856,890
Republic of Panama
3.87%, 07/23/2060		625,000	408,531
Republic of Philippines
1.20%, 04/28/2033	EUR	740,000	593,872
1.75%, 04/28/2041	EUR	300,000	205,101
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
United Mexican States
1.13%, 01/17/2030	EUR	210,000	$ 185,297
1.45%, 10/25/2033	EUR	1,305,000	1,020,295
			11,486,294
Total Foreign Government Obligations (cost $16,455,562)			12,053,469
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		$ 85,000	83,403
6.14%, 12/01/2039		335,000	306,824
6.32%, 11/01/2029		355,000	355,435
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	139,966
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		925,000	860,078
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		1,260,000	1,347,385
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		246,818	246,459
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		525,000	539,307
Total Municipal Securities (cost $4,125,131)			3,878,857
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(11)		1,359	14,948
Oil Companies - Exploration & Production — 0.0%
Ascent Resources– Marcellus LLC†(11)(12)		11,973	24,694
Total Common Stocks (cost $48,524)			39,642
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(12) (cost $587)		587	0
Total Long-Term Investment Securities (cost $977,523,821)			908,750,691
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.70%(13) (cost $2,065,147)		2,064,549	2,064,755
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(14)		2,940,000	2,940,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		2,880,000	2,880,000

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(14)	$ 2,880,000	$ 2,880,000
Deutsche Bank AG Joint Repurchase Agreement(14)	2,535,000	2,535,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	2,535,000	2,535,000
Total Repurchase Agreements (cost $13,770,000)		13,770,000
TOTAL INVESTMENTS (cost $993,358,968)(15)	119.3%	924,585,446
Other assets less liabilities	(19.3)	(149,551,088)
NET ASSETS	100.0%	$ 775,034,358
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $132,192,546 representing 17.1% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	The SA Multi-Managed Diversified Fixed Income Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of March 31, 2023. Senior loans are generally considered to be restrictive in that the SA Multi-Managed Diversified Fixed Income Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ascent Resources– Marcellus LLC	03/30/2018	11,973	$36,240	$24,694	$ 2.06	0.0%
Foresight Energy LLC	06/30/2020	1,359	12,284	14,948	11.00	0.0
				$39,642		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(12)	Securities classified as Level 3 (see Note 2).
(13)	The rate shown is the 7-day yield as of March 31, 2023.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,674	$ (33)	$ 9,641
Centrally Cleared	3,170,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	8,097	(26,932)	(18,835)
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(15,224)	(75,752)	(90,976)
								$ 2,547	$(102,717)	$(100,170)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$1,720,000	USD	$1,720,000	1.000%	Quarterly	Jun 2027	$80,167	$(30,159)	$50,008
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
87	Long	U.S. Treasury 5 Year Notes	June 2023	$9,507,688	$9,527,180	$ 19,492
43	Long	U.S. Treasury Long Bonds	June 2023	5,403,521	5,639,719	236,198
22	Short	U.S. Treasury 10 Year Notes	June 2023	2,549,571	2,528,281	21,290
						$276,980
						Unrealized (Depreciation)
167	Long	U.S. Treasury 2 Year Notes	June 2023	$34,492,438	$34,477,672	$ (14,766)
146	Short	Canada 10 Year Bonds	June 2023	13,116,159	13,628,827	(512,668)
18	Short	Euro Buxl 30 Year Bonds	June 2023	2,563,259	2,749,728	(186,469)
55	Short	Euro-BUND	June 2023	7,792,658	8,102,516	(309,858)
133	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	15,595,101	16,111,703	(516,602)
51	Short	U.S. Treasury Ultra Bonds	June 2023	6,998,513	7,197,375	(198,862)
						$(1,739,225)
Net Unrealized Appreciation (Depreciation)						$(1,462,245)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	7,094,000	USD	7,619,431	06/21/2023	$ —	$ (107,800)
Goldman Sachs International	BRL	9,135,000	USD	1,743,277	06/21/2023	—	(33,525)
State Street Bank & Trust Company	USD	415,463	EUR	387,000	06/21/2023	6,082	—
Unrealized Appreciation (Depreciation)						$ 6,082	$ (141,325)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$230,489,533	$ —	$230,489,533
Loans	—	42,030	—	42,030
Asset Backed Securities	—	44,866,070	—	44,866,070
Collateralized Mortgage Obligations	—	69,516,349	—	69,516,349
U.S. Government & Agency Obligations	—	547,864,741	—	547,864,741
Foreign Government Obligations	—	12,053,469	—	12,053,469
Municipal Securities	—	3,878,857	—	3,878,857
Common Stocks:
Oil Companies - Exploration & Production	—	—	24,694	24,694
Other Industries	—	14,948	—	14,948
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	2,064,755	—	—	2,064,755
Repurchase Agreements	—	13,770,000	—	13,770,000
Total Investments at Value	$2,064,755	$922,495,997	$24,694	$924,585,446
Other Financial Instruments:†
Futures Contracts	$ 276,980	$ —	$ —	$ 276,980
Forward Foreign Currency Contracts	—	6,082	—	6,082
Total Other Financial Instruments	$ 276,980	$ 6,082	$ —	$ 283,062
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 132,876	$ —	$ 132,876
Futures Contracts	1,739,225	—	—	1,739,225
Forward Foreign Currency Contracts	—	141,325	—	141,325
Total Other Financial Instruments	$1,739,225	$ 274,201	$ —	$ 2,013,426
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	68.9%
Short-Term Investments	9.2
Other Asset Backed Securities	7.3
Collateralized Mortgage Obligations	6.5
Banks	4.0
Auto Manufacturers	0.8
Healthcare-Products	0.6
Oil & Gas	0.6
Machinery-Construction & Mining	0.4
Diversified Financial Services	0.3
Healthcare-Services	0.3
Pharmaceuticals	0.2
Internet	0.1
Electric	0.1
99.3%
Credit Quality†#
Aaa	75.0%
Aa	2.5
A	6.6
Baa	2.4
Not Rated@	13.5
100.0

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.4%
Auto Manufacturers — 0.8%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	$ 2,130,000	$ 2,035,268
Toyota Motor Credit Corp.
2.50%, 03/22/2024	3,213,000	3,135,027
		5,170,295
Banks — 4.0%
Bank of America Corp.
1.73%, 07/22/2027	720,000	645,631
2.88%, 10/22/2030	755,000	656,723
3.46%, 03/15/2025	3,435,000	3,362,642
Citigroup, Inc.
3.07%, 02/24/2028	180,000	167,348
3.52%, 10/27/2028	435,000	406,622
4.04%, 06/01/2024	2,710,000	2,700,800
Discover Bank
4.68%, 08/09/2028	2,400,000	2,196,647
DNB Bank ASA
2.97%, 03/28/2025*	1,450,000	1,414,949
Goldman Sachs Group, Inc.
1.43%, 03/09/2027	480,000	429,504
1.76%, 01/24/2025	1,653,000	1,599,808
3.81%, 04/23/2029	174,000	163,449
HSBC Holdings PLC
0.73%, 08/17/2024	960,000	940,113
1.16%, 11/22/2024	1,800,000	1,746,701
3.60%, 05/25/2023	1,835,000	1,825,331
JPMorgan Chase & Co.
1.56%, 12/10/2025	834,000	782,116
1.58%, 04/22/2027	420,000	377,359
2.07%, 06/01/2029	1,672,000	1,450,776
2.52%, 04/22/2031	1,037,000	886,498
2.95%, 02/24/2028	556,000	515,290
5.55%, 12/15/2025	1,385,000	1,394,475
Morgan Stanley
0.79%, 05/30/2025	685,000	648,400
UBS Group AG
1.49%, 08/10/2027*	1,286,000	1,107,318
Wells Fargo & Co.
4.54%, 08/15/2026	416,000	408,330
		25,826,830
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.50%, 07/15/2025	926,000	932,694
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	923,951
		1,856,645
Electric — 0.1%
Sempra Energy
3.30%, 04/01/2025	726,000	702,641
Healthcare-Products — 0.6%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,796,605
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,694,696
Security Description	Shares or Principal Amount	Value

Internet — 0.1%
Amazon.com, Inc.
4.60%, 12/01/2025	$ 820,000	$ 826,689
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,818,111
Oil & Gas — 0.6%
Exxon Mobil Corp.
2.71%, 03/06/2025	3,670,000	3,562,410
Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,122,756
Total Corporate Bonds & Notes (cost $48,449,779)		47,377,678
ASSET BACKED SECURITIES — 7.3%
Other Asset Backed Securities — 7.3%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,161,933
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	2,128,500	2,079,951
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 6.26%, (3 ML+1.45%), 07/20/2029*	3,000,000	2,947,761
Series 2017-1A, Class C 7.19%, (3 ML+2.40%), 07/18/2029*	3,000,000	2,904,483
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 5.83%, (3 ML+1.02%), 04/20/2031*	2,770,000	2,725,242
Series 2015-1A, Class BR 6.26%, (3 ML+1.45%), 04/20/2031*	3,115,000	2,996,998
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,686,783	2,380,655
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,952,218
FS Rialto FRS
Series 2019-FL1, Class B 6.63%, (1 ML+1.90%), 12/16/2036*	2,000,000	1,964,166
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 5.82%, (3 ML+1.03%), 04/15/2031*	3,000,000	2,957,118
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class B 7.24%, (TSFR3M+2.60%), 07/20/2031*	2,000,000	1,973,700
Octagon Investment Partners XV, Ltd. FRS
Series 2013-1A, Class CRR 6.80%, (3 ML+2.00%), 07/19/2030*	1,675,000	1,570,205
Octagon Investment Partners XXI, Ltd. FRS
Series 2014-1A, Class A2R3 6.27%, (3 ML+1.40%), 02/14/2031*	2,000,000	1,927,296
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 5.92%, (3 ML+1.13%), 01/17/2031*	3,000,000	2,975,334
Series 2018-2A, Class A2 6.44%, (3 ML+1.65%), 07/16/2031*	2,000,000	1,953,538

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 6.29%, (3 ML+1.50%), 10/15/2029*	$ 3,053,000	$ 2,958,540
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	765,941	730,549
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2 4.54%, 02/25/2044*	1,409,584	1,384,362
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	1,413,626	1,305,074
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,849,269
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,595,906
Total Asset Backed Securities (cost $47,656,598)		46,294,298
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Commercial and Residential — 5.5%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	2,000,000	1,963,187
BANK VRS
Series 2020-BN29, Class XA 1.34%, 11/15/2053(1)(2)	7,091,220	522,193
BDS, Ltd. FRS
Series 2020-FL6, Class C 6.92%, (SOFR30A+2.36%), 09/15/2035*	1,090,003	1,085,143
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 6.80%, (1 ML+1.95%), 07/25/2029*	2,931,902	2,921,236
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.54%, 03/09/2044*(1)	1,504,846	1,220,404
CHNGE Mtg. Trust
Series 2023-1, Class A1 7.07%, 03/25/2058*(3)	1,374,375	1,369,729
CHNGE Mtg. Trust VRS
Series 2022-3, Class A1 5.00%, 05/25/2067*(1)	1,305,282	1,268,302
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	1,651,418	1,609,669
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 6.28%, (1 ML+1.60%), 05/15/2036*	2,992,555	2,924,440
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,737,245
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,100,000	2,015,502
Extended Stay America Trust FRS
Series 2021-ESH, Class E 7.54%, (1 ML+2.85%), 07/15/2038*	2,410,219	2,277,235
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	$ 2,899,000	$ 2,609,100
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	310,426	272,313
MTN Commercial Mtg. Trust FRS
Series 2022-LPFL, Class D 7.77%, (TSFR1M+2.94%), 03/15/2039*	2,973,000	2,847,949
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	796,754	745,686
Verus Securitization Trust
Series 2020-1, Class A3 2.72%, 01/25/2060*(3)	2,249,953	2,118,452
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	2,843,383
Vista Point Securitization Trust VRS
Series 2020-1, Class A2 2.77%, 03/25/2065*(1)	1,440,710	1,421,685
		34,772,853
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 5.36%, (SOFR30A+0.80%), 08/25/2033*	73,216	73,128
Series 2018-HRP2, Class M3AS 5.85%, (1 ML+1.00%), 02/25/2047*	1,353,802	1,343,756
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1A 6.56%, (SOFR30A+2.00%), 04/25/2042*	1,355,045	1,355,044
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 5.85%, (1 ML+1.00%), 05/25/2030	787,744	784,740
Series 2017-C01, Class 1EB1 6.10%, (1 ML+1.25%), 07/25/2029	465,919	464,495
Series 2017-C02, Class 2ED3 6.20%, (1 ML+1.35%), 09/25/2029	992,540	993,288
Series 2022-R03, Class 1M1 6.66%, (SOFR30A+2.10%), 03/25/2042*	727,533	726,174
Series 2019-R03, Class 1M2 7.00%, (1 ML+2.15%), 09/25/2031*	19,464	19,464
Series 2022-R06, Class 1M1 7.31%, (SOFR30A+2.75%), 05/25/2042*	702,620	713,862
		6,473,951
Total Collateralized Mortgage Obligations (cost $42,942,393)		41,246,804
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.9%
U.S. Government — 54.1%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)	8,887,065	6,163,918

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
0.25%, 02/15/2050(4)	$ 6,746,325	$ 4,889,241
0.63%, 02/15/2043(4)	13,009,100	10,976,682
0.75%, 02/15/2042 to 02/15/2045(4)	35,185,592	30,367,007
0.88%, 02/15/2047(4)	13,666,501	11,823,659
1.00%, 02/15/2046 to 02/15/2049(4)	23,930,542	21,346,236
1.75%, 01/15/2028(4)	713,840	730,320
2.13%, 02/15/2041(4)	12,906,621	14,242,658
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(4)	100,360,947	93,874,557
0.13%, 10/15/2026(4)(5)(6)	35,353,965	33,944,870
0.25%, 07/15/2029(4)	20,766,413	19,674,959
0.38%, 01/15/2027(4)	2,476,360	2,386,495
0.50%, 01/15/2028(4)	8,087,708	7,804,849
0.63%, 04/15/2023 to 07/15/2032(4)	18,372,072	18,096,497
0.75%, 07/15/2028(4)	12,761,286	12,512,416
0.88%, 01/15/2029(4)	39,628,117	38,929,981
1.13%, 01/15/2033(4)	17,119,734	17,074,929
		344,839,274
U.S. Government Agency — 14.8%
Federal Home Loan Mtg. Corp.
2.50%, 10/01/2051	3,178,332	2,742,348
3.50%, 08/01/2052	2,992,571	2,780,872
4.50%, 10/01/2052	2,837,802	2,780,270
6.25%, 07/15/2032	18,600,000	22,172,198
Federal National Mtg. Assoc.
2.50%, 01/01/2052	12,228,991	10,587,174
4.00%, 09/01/2052	14,952,752	14,307,154
5.50%, 01/01/2053	6,194,219	6,256,501
6.63%, 11/15/2030	23,350,000	27,664,369
Government National Mtg. Assoc.
5.50%, 12/20/2052	2,754,067	2,786,521
Tennessee Valley Authority
3.88%, 03/15/2028	2,525,000	2,525,680
		94,603,087
Total U.S. Government & Agency Obligations (cost $493,103,515)		439,442,361
Total Long-Term Investment Securities (cost $632,152,285)		574,361,141
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 9.2%
Unaffiliated Investment Companies — 9.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(7) (cost $58,841,854)	58,841,854	$ 58,841,854
TOTAL INVESTMENTS (cost $690,994,139)(8)	99.3%	633,202,995
Other assets less liabilities	0.7	4,748,210
NET ASSETS	100.0%	$637,951,205
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $85,570,386 representing 13.4% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2023.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of March 31, 2023.
(8)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 452	$ (78,562)	$ (78,110)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	637	(408,383)	(407,746)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	637	(414,648)	(414,011)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	521	(465,446)	(464,925)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	545	(77,176)	(76,631)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	642	(102,430)	(101,788)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	365	(139,053)	(138,688)
Centrally Cleared	13,550,000	USD	Fixed 2.900	12-Month USA CPI	Maturity	Maturity	Oct 2023	274	90,415	90,689
Centrally Cleared	10,000,000	USD	Fixed 2.875	12-Month USA CPI	Maturity	Maturity	Dec 2023	345	64,290	64,635
Centrally Cleared	20,000,000	USD	Fixed 2.310	12-Month USA CPI	Maturity	Maturity	Jan 2026	527	178,849	179,376
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	558	127,940	128,498

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 2.438%	12-Month USA CPI	Maturity	Maturity	Feb 2030	$ 568	$ 126,309	$ 126,877
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	536	2,842	3,378
								$6,607	$(1,095,053)	$(1,088,446)
CPI—Consumer Price Index
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
73	Long	U.S. Treasury 10 Year Notes	June 2023	$ 8,149,480	$ 8,389,297	$ 239,817
352	Long	U.S. Treasury 2 Year Notes	June 2023	71,920,437	72,671,500	751,063
280	Long	U.S. Treasury 5 Year Notes	June 2023	29,962,984	30,662,187	699,203
123	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	14,399,886	14,900,297	500,411
3	Long	U.S. Treasury Ultra Bonds	June 2023	405,462	423,376	17,914
						$2,208,408
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 47,377,678	$—	$ 47,377,678
Asset Backed Securities	—	46,294,298	—	46,294,298
Collateralized Mortgage Obligations	—	41,246,804	—	41,246,804
U.S. Government & Agency Obligations	—	439,442,361	—	439,442,361
Short-Term Investments	58,841,854	—	—	58,841,854
Total Investments at Value	$58,841,854	$574,361,141	$—	$633,202,995
Other Financial Instruments:†
Swaps	$ —	$ 590,645	$—	$ 590,645
Futures Contracts	2,208,408	—	—	2,208,408
Total Other Financial Instruments	$ 2,208,408	$ 590,645	$—	$ 2,799,053
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,685,698	$—	$ 1,685,698
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Banks	12.5%
Telecommunications	11.4
Electric	10.0
Mining	6.8
Semiconductors	6.5
Pharmaceuticals	5.9
Oil & Gas	5.4
Healthcare-Services	4.7
Retail	3.6
Chemicals	3.4
Agriculture	3.1
Oil & Gas Services	2.9
Aerospace/Defense	2.8
Insurance	2.8
Pipelines	2.8
Airlines	2.7
Software	2.6
Repurchase Agreements	2.5
Transportation	2.5
Internet	2.2
Healthcare-Products	1.5
Machinery-Construction & Mining	1.4
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 2.8%
Raytheon Technologies Corp.	97,264	$ 9,525,063
Agriculture — 3.1%
Philip Morris International, Inc.	107,825	10,485,981
Airlines — 2.7%
Southwest Airlines Co.	275,583	8,967,471
Banks — 12.5%
Bank of America Corp.	279,432	7,991,755
Citigroup, Inc.	165,641	7,766,906
JPMorgan Chase & Co.	70,728	9,216,566
Morgan Stanley	74,992	6,584,298
Wells Fargo & Co.	276,760	10,345,289
		41,904,814
Chemicals — 3.4%
FMC Corp.	92,468	11,293,117
Electric — 10.0%
AES Corp.	283,868	6,835,541
FirstEnergy Corp.	324,978	13,018,619
PG&E Corp.†	835,822	13,515,242
		33,369,402
Healthcare-Products — 1.5%
Baxter International, Inc.	126,960	5,149,498
Healthcare-Services — 4.7%
Centene Corp.†	122,652	7,752,833
Humana, Inc.	16,685	8,099,900
		15,852,733
Insurance — 2.8%
MetLife, Inc.	163,111	9,450,651
Internet — 2.2%
Alphabet, Inc., Class A†	72,686	7,539,719
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	20,890	4,780,468
Mining — 6.8%
Barrick Gold Corp.	562,205	10,440,147
Freeport-McMoRan, Inc.	298,216	12,200,016
		22,640,163
Oil & Gas — 5.4%
Chevron Corp.	47,516	7,752,711
Marathon Petroleum Corp.	76,368	10,296,697
		18,049,408
Oil & Gas Services — 2.9%
TechnipFMC PLC†	720,761	9,838,388
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	140,526	9,739,857
Cigna Group	39,863	10,186,192
		19,926,049
Security Description	Shares or Principal Amount	Value

Pipelines — 2.8%
Williams Cos., Inc.	313,820	$ 9,370,665
Retail — 3.4%
Lowe's Cos., Inc.	53,716	10,741,589
Qurate Retail, Inc., Series A†	622,369	614,776
		11,356,365
Semiconductors — 6.5%
Applied Materials, Inc.	95,561	11,737,758
QUALCOMM, Inc.	77,790	9,924,448
		21,662,206
Software — 2.6%
Teradata Corp.†	212,205	8,547,617
Telecommunications — 11.4%
Cisco Systems, Inc.	263,955	13,798,248
Corning, Inc.	318,480	11,235,974
Verizon Communications, Inc.	337,739	13,134,670
		38,168,892
Transportation — 2.5%
CSX Corp.	165,858	4,965,788
Union Pacific Corp.	16,606	3,342,124
		8,307,912
Total Common Stocks (cost $252,536,168)		326,186,582
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,802,121)	16,506	483,791
Total Long-Term Investment Securities (cost $255,338,289)		326,670,373
REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 03/31/2023, to be repurchased 04/03/2023 in the amount of $8,570,316 and collateralized by $8,735,300 of United States Treasury Notes, bearing interest at 3.63% due 03/31/2030 and having an approximate value of $8,740,760 (cost $8,569,287)	$8,569,287	8,569,287
TOTAL INVESTMENTS (cost $263,907,576)(1)	100.0%	335,239,660
Other assets less liabilities	(0.0)	(78,846)
NET ASSETS	100.0%	$335,160,814
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$326,186,582	$ —	$—	$326,186,582
Preferred Stocks	483,791	—	—	483,791
Repurchase Agreements	—	8,569,287	—	8,569,287
Total Investments at Value	$326,670,373	$8,569,287	$—	$335,239,660
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.5%
International Equity Investment Companies	22.3
Domestic Fixed Income Investment Companies	20.2
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 57.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	500,756	$ 9,724,688
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,507,603	14,593,598
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,330,004	18,287,550
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	218,833	2,394,036
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	391,448	6,098,761
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	503,058	5,075,855
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	304,809	4,974,489
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	327,044	15,989,197
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	258,352	3,226,810
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	469,296	5,655,014
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	827,542	15,739,847
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	218,105	3,382,815
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	238,203	4,187,610
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	635,230	3,747,858
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	603,919	10,997,366
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	413,375	5,650,839
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	526,372	17,833,473
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	506,115	7,505,677
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	793,247	15,285,867
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	718,217	21,761,986
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	537,352	9,446,649
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,269,613	14,410,110
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	238,041	4,777,482
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	295,795	3,815,749
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	302,138	3,290,284
Total Domestic Equity Investment Companies (cost $266,003,964)		227,853,610
International Equity Investment Companies — 22.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,755,162	22,702,535
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	286,579	$ 3,874,546
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	788,238	12,138,861
SunAmerica Series Trust SA International Index Portfolio, Class 1	404,764	4,889,552
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	662,862	4,845,525
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,755,935	16,189,719
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	521,897	6,727,251
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,578,055	16,774,722
Total International Equity Investment Companies (cost $93,013,486)		88,142,711
Domestic Fixed Income Investment Companies — 20.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	618,945	5,650,968
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,849,067	18,583,119
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	205,938	2,137,638
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	699,006	8,059,535
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	997,627	9,487,437
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	646,426	6,347,908
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,672,598	13,614,944
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	759,249	3,735,508
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	946,390	12,539,665
Total Domestic Fixed Income Investment Companies (cost $89,453,713)		80,156,722
TOTAL INVESTMENTS (cost $448,471,163)(2)	100.0%	396,153,043
Other assets less liabilities	(0.0)	(185,432)
NET ASSETS	100.0%	$395,967,611
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$396,153,043	$—	$—	$396,153,043
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.7%
Domestic Fixed Income Investment Companies	35.2
International Equity Investment Companies	17.1
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	496,844	$ 9,648,715
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,409,908	13,647,908
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,241,423	17,069,564
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	229,029	2,505,575
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	309,013	4,814,416
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	442,152	4,461,313
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	342,617	5,591,515
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	327,479	16,010,470
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	304,556	3,803,907
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	485,895	5,855,031
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	814,718	15,495,934
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	212,235	3,291,762
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	249,030	4,377,957
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	580,926	3,427,462
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	598,776	10,903,715
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	429,291	5,868,405
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	521,667	17,674,087
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	477,821	7,086,084
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	747,947	14,412,935
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	649,348	19,675,233
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	595,001	10,460,115
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,226,414	13,919,797
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	265,875	5,336,116
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	274,088	3,535,740
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	299,510	3,261,665
Total Domestic Equity Investment Companies (cost $248,883,630)		222,135,421
Domestic Fixed Income Investment Companies — 35.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	995,972	9,093,222
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,958,166	$ 39,779,571
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	356,521	3,700,692
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,254,125	14,460,062
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,874,703	17,828,425
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,332,740	13,087,502
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,758,984	30,598,132
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,609,907	7,920,741
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,104,999	27,891,232
Total Domestic Fixed Income Investment Companies (cost $185,089,666)		164,359,579
International Equity Investment Companies — 17.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,500,004	20,600,035
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	227,386	3,074,264
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	726,188	11,183,289
SunAmerica Series Trust SA International Index Portfolio, Class 1	336,737	4,067,788
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	579,944	4,239,393
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,570,996	14,484,578
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	482,357	6,217,587
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,484,171	15,776,733
Total International Equity Investment Companies (cost $82,246,191)		79,643,667
TOTAL INVESTMENTS (cost $516,219,487)(2)	100.0%	466,138,667
Other assets less liabilities	(0.0)	(212,233)
NET ASSETS	100.0%	$465,926,434
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$466,138,667	$—	$—	$466,138,667
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	45.4%
Domestic Equity Investment Companies	41.8
International Equity Investment Companies	12.9
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 45.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	618,825	$ 5,649,873
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,283,002	32,994,165
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	235,031	2,439,619
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	727,036	8,382,730
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,273,394	12,109,977
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,157,072	11,362,452
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,986,075	24,306,648
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,032,797	5,081,363
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,629,438	21,590,050
Total Domestic Fixed Income Investment Companies (cost $139,947,125)		123,916,877
Domestic Equity Investment Companies — 41.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	198,199	3,849,016
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	741,184	7,174,659
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	648,562	8,917,724
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	104,800	1,146,510
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	145,577	2,268,097
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	262,873	2,652,385
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	181,659	2,964,667
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	169,649	8,294,120
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	146,561	1,830,551
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	246,312	2,968,054
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	418,360	7,957,207
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	117,493	1,822,315
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	113,350	1,992,697
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	307,227	1,812,641
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	278,109	5,064,366
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	246,656	3,371,789
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	292,210	9,900,080
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	246,769	$ 3,659,591
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	381,475	7,351,032
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	305,922	9,269,433
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	315,516	5,546,773
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	636,057	7,219,250
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	167,916	3,370,074
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	168,131	2,168,888
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	150,279	1,636,541
Total Domestic Equity Investment Companies (cost $129,437,487)		114,208,460
International Equity Investment Companies — 12.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,208,818	9,960,658
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	76,836	1,038,825
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	321,104	4,945,000
SunAmerica Series Trust SA International Index Portfolio, Class 1	163,383	1,973,660
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	226,877	1,658,470
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	697,897	6,434,612
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	181,521	2,339,808
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	652,365	6,934,644
Total International Equity Investment Companies (cost $36,840,194)		35,285,677
TOTAL INVESTMENTS (cost $306,224,806)(2)	100.1%	273,411,014
Other assets less liabilities	(0.1)	(143,480)
NET ASSETS	100.0%	$273,267,534
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$273,411,014	$—	$—	$273,411,014
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO PROFILE — March 31, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	60.4%
Domestic Equity Investment Companies	30.7
International Equity Investment Companies	9.0
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 60.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	785,561	$ 7,172,172
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,977,009	39,968,940
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	272,927	2,832,982
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	499,127	5,754,941
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,429,720	13,596,635
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,309,303	12,857,355
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,776,091	30,737,378
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	849,657	4,180,312
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,002,183	26,528,930
Total Domestic Fixed Income Investment Companies (cost $162,659,212)		143,629,645
Domestic Equity Investment Companies — 30.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	144,128	2,798,970
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	464,848	4,499,733
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	336,308	4,624,242
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	73,420	803,220
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	101,770	1,585,581
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	158,786	1,602,148
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	136,446	2,226,794
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	107,873	5,273,914
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	98,426	1,229,343
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	180,212	2,171,555
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	276,945	5,267,490
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	70,557	1,094,339
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	85,994	1,511,781
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	205,884	1,214,716
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	156,312	2,846,435
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	157,406	2,151,734
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	193,586	6,558,679
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	154,889	$ 2,297,003
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	218,742	4,215,156
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	178,590	5,411,262
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	207,827	3,653,592
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	414,364	4,703,036
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	142,723	2,864,453
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	107,312	1,384,323
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	103,418	1,126,219
Total Domestic Equity Investment Companies (cost $84,303,594)		73,115,718
International Equity Investment Companies — 9.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	696,062	5,735,548
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	42,296	571,847
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	197,110	3,035,501
SunAmerica Series Trust SA International Index Portfolio, Class 1	61,367	741,319
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	116,707	853,128
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	433,951	4,001,027
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	128,553	1,657,047
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	439,347	4,670,256
Total International Equity Investment Companies (cost $22,465,123)		21,265,673
TOTAL INVESTMENTS (cost $269,427,929)(2)	100.1%	238,011,036
Other assets less liabilities	(0.1)	(130,515)
NET ASSETS	100.0%	$237,880,521
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$238,011,036	$—	$—	$238,011,036
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$36,349,494	$63,721,434	$42,686,605	$34,841,292	$186,153,956
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	585,000	1,000,000	780,000	785,000	6,000,000
Cash	429,616	603,224	195,719	42,993	—
Foreign cash*	1,974	1,538	2,232	1,590	52,450
Cash collateral for futures contracts	52,805	65,273	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	—	—	—
Dividends and interest	62,234	165,486	168,750	162,416	583,970
Investments sold	36,145	92,288	61,031	65,105	237,363
Investments sold on an extended settlement basis	—	—	—	—	6,259,241
Receipts on swap contracts	1,590	—	750	575	—
Prepaid expenses and other assets	1,757	1,886	1,564	1,535	3,054
Due from investment adviser for expense reimbursements/fee waivers	15,488	16,673	13,589	13,328	22,608
Variation margin on futures contracts	5,980	13,840	10,297	9,102	48,512
Unrealized appreciation on forward foreign currency contracts	74	2,543	2,543	2,637	40,565
Swap premiums paid	2,281	5,890	6,474	5,716	—
Unrealized appreciation on swap contracts	28,623	14	18	100	1,508

Total assets	37,573,061	65,690,089	43,929,572	35,931,389	199,403,227

LIABILITIES:
Payable for:
Fund shares redeemed	199,136	60,553	87,294	17,450	1,286,919
Investments purchased	343,185	425,687	130,577	3,847	162,585
Investments purchased on an extended settlement basis	2,133,962	6,829,725	7,177,850	7,273,220	15,122,333
Payments on swap contracts	629	31	505	398	282
Investment advisory and management fees	25,592	40,881	24,494	18,355	128,112
Service fees — Class 2	1,723	3,578	2,419	2,031	4,373
Service fees — Class 3	2,773	4,720	2,610	1,957	28,312
Transfer agent fees and expenses	101	101	101	127	532
Trustees’ fees and expenses	239	409	246	194	1,113
Other accrued expenses	111,389	120,390	108,343	107,670	158,866
Accrued foreign tax on capital gains	—	—	—	—	1,478
Line of credit	—	—	—	—	175,000
Variation margin on futures contracts	4,321	17,741	15,335	20,414	236,775
Due to custodian	—	—	—	—	96,092
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	62,175	46,116	17,703	7,187	15
Unrealized depreciation on forward foreign currency contracts	1,723	11,342	11,105	12,356	70,823
Swap premiums received	626	—	—	—	—
Unrealized depreciation on swap contracts	1,371	3,224	3,817	3,165	—

Total liabilities	2,888,945	7,564,498	7,582,399	7,468,371	17,473,610

NET ASSETS	$34,684,116	$58,125,591	$36,347,173	$28,463,018	$181,929,617

* Cost
Investments (unaffiliated)	$38,977,620	$67,522,964	$45,917,714	$37,386,612	$173,479,124

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$1,705	$905	$1,213	$490	$52,457

See Notes to Financial Statements

212

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$45,622,848	$74,471,472	$47,105,447	$35,231,954	$174,528,727
Total accumulated earnings (loss)	(10,938,732)	(16,345,881)	(10,758,274)	(6,768,936)	7,400,890

NET ASSETS	$34,684,116	$58,125,591	$36,347,173	$28,463,018	$181,929,617

Class 1 (unlimited shares authorized):
Net assets	$7,458,226	$6,499,959	$4,452,779	$2,987,339	$10,266,310
Shares of beneficial interest issued and outstanding	836,770	812,852	592,875	356,682	951,194
Net asset value, offering and redemption price per share	$8.91	$8.00	$7.51	$8.38	$10.79

Class 2 (unlimited shares authorized):
Net assets	$13,950,320	$28,876,479	$19,375,059	$16,078,871	$35,792,147
Shares of beneficial interest issued and outstanding	1,576,978	3,626,586	2,581,120	1,921,143	3,313,064
Net asset value, offering and redemption price per share	$8.85	$7.96	$7.51	$8.37	$10.80

Class 3 (unlimited shares authorized):
Net assets	$13,275,570	$22,749,153	$12,519,335	$9,396,808	$135,871,160
Shares of beneficial interest issued and outstanding	1,513,161	2,866,638	1,665,896	1,121,823	12,656,015
Net asset value, offering and redemption price per share	$8.77	$7.94	$7.52	$8.38	$10.74

See Notes to Financial Statements

213

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$273,222,494	$363,864,898	$549,794,412	$158,733,932	$198,507,030
Investments at value (affiliated)*	—	—	430,377	—	—
Repurchase agreements (cost approximates value)	—	265,334	3,021,532	1,629,273	971,772
Cash	15	4,230,007	2,157,826	3,863	57,771
Foreign cash*	26	1,536	10	1	109,224
Cash collateral for futures contracts	—	1	25	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	40,920	281,326	604,997	127,875	224,357
Dividends and interest	48,852	100,006	933,634	45,114	338,824
Investments sold	356,624	—	789,724	253,272	219,930
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,595	2,828	3,651	2,020	2,101
Due from investment adviser for expense reimbursements/fee waivers	—	21,966	—	—	—
Variation margin on futures contracts	—	5,775	8,663	4,450	4,450
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	273,671,526	368,773,677	557,744,851	160,799,800	200,435,459

LIABILITIES:
Payable for:
Fund shares redeemed	531,580	716,648	624,414	190,794	230,521
Investments purchased	204,586	—	811,874	807,480	469,058
Investments purchased on an extended settlement basis	—	—	—	—	56,184
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	195,678	236,458	356,682	112,427	143,169
Service fees — Class 2	3,641	3,105	2,515	2,335	2,350
Service fees — Class 3	4,722	2,875	1,902	2,402	2,195
Transfer agent fees and expenses	583	304	279	380	372
Trustees’ fees and expenses	2,061	2,483	3,978	1,007	1,254
Other accrued expenses	87,577	104,553	136,841	93,298	106,789
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	220,000	—	5	22
Unrealized depreciation on forward foreign currency contracts	—	—	103,913	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,030,428	1,286,426	2,042,398	1,210,128	1,011,914

NET ASSETS	$272,641,098	$367,487,251	$555,702,453	$159,589,672	$199,423,545

* Cost
Investments (unaffiliated)	$228,520,436	$320,296,192	$525,357,629	$147,707,081	$173,722,035

Investments (affiliated)	$—	$—	$471,098	$—	$—

Foreign cash	$26	$1,557	$10	$1	$109,174

See Notes to Financial Statements

214

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$219,503,528	$327,602,544	$460,309,886	$161,834,798	$160,208,833
Total accumulated earnings (loss)	53,137,570	39,884,707	95,392,567	(2,245,126)	39,214,712

NET ASSETS	$272,641,098	$367,487,251	$555,702,453	$159,589,672	$199,423,545

Class 1 (unlimited shares authorized):
Net assets	$221,587,672	$328,009,882	$526,294,669	$129,175,696	$170,287,770
Shares of beneficial interest issued and outstanding	13,577,608	33,892,021	38,277,049	11,808,050	10,927,307
Net asset value, offering and redemption price per share	$16.32	$9.68	$13.75	$10.94	$15.58

Class 2 (unlimited shares authorized):
Net assets	$28,749,122	$25,436,992	$20,211,939	$18,824,848	$18,645,730
Shares of beneficial interest issued and outstanding	1,902,918	2,772,036	1,471,737	1,976,013	1,200,981
Net asset value, offering and redemption price per share	$15.11	$9.18	$13.73	$9.53	$15.53

Class 3 (unlimited shares authorized):
Net assets	$22,304,304	$14,040,377	$9,195,845	$11,589,128	$10,490,045
Shares of beneficial interest issued and outstanding	1,552,054	1,573,088	669,178	1,327,356	677,158
Net asset value, offering and redemption price per share	$14.37	$8.93	$13.74	$8.73	$15.49

See Notes to Financial Statements

215

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$176,918,745	$305,580,740	$910,815,446	$633,202,995	$326,670,373
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	3,751,489	13,770,000	—	8,569,287
Cash	1,469,754	393,186	560,354	255	2
Foreign cash*	—	444,606	50,432	—	—
Cash collateral for futures contracts	108,253	46	—	1	—
Cash collateral for centrally cleared swap contracts	—	—	—	1,160,283	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	278,346	173,910	429,737	2,920,080	371,761
Dividends and interest	192,837	2,480,559	4,975,874	2,425,950	269,963
Investments sold	445,538	424,373	5,761,813	—	—
Investments sold on an extended settlement basis	—	—	31,233	1,089	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,427	2,552	4,378	3,532	3,542
Due from investment adviser for expense reimbursements/fee waivers	—	10,328	—	31,954	89,886
Variation margin on futures contracts	23,380	20,680	86,196	201,592	—
Unrealized appreciation on forward foreign currency contracts	—	—	6,082	—	—
Swap premiums paid	—	—	97,938	6,607	—
Unrealized appreciation on swap contracts	—	—	—	590,645	—

Total assets	179,440,280	313,282,469	936,589,483	640,544,983	335,974,814

LIABILITIES:
Payable for:
Fund shares redeemed	133,689	536,171	1,223,963	355,671	439,733
Investments purchased	676,821	304,589	5,118,546	—	—
Investments purchased on an extended settlement basis	15,372	—	153,026,635	—	—
Payments on swap contracts	—	—	514	—	—
Investment advisory and management fees	134,028	242,992	417,228	314,145	279,566
Service fees — Class 2	1,553	1,802	1,753	—	1,528
Service fees — Class 3	1,717	1,972	1,514	81,601	1,542
Transfer agent fees and expenses	279	355	329	405	279
Trustees’ fees and expenses	1,184	1,661	5,030	4,131	1,803
Other accrued expenses	97,425	192,095	229,180	152,127	89,549
Accrued foreign tax on capital gains	—	13,612	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	254,815	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	986,193	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	141,325	—	—
Swap premiums received	—	—	15,224	—	—
Unrealized depreciation on swap contracts	—	—	132,876	1,685,698	—

Total liabilities	1,062,068	1,295,249	161,555,125	2,593,778	814,000

NET ASSETS	$178,378,212	$311,987,220	$775,034,358	$637,951,205	$335,160,814

* Cost
Investments (unaffiliated)	$168,459,251	$267,878,578	$979,588,968	$690,994,139	$255,338,289

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$443,800	$32,839	$—	$—

See Notes to Financial Statements

216

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$166,676,339	$272,973,479	$883,803,580	$697,062,618	$241,862,153
Total accumulated earnings (loss)	11,701,873	39,013,741	(108,769,222)	(59,111,413)	93,298,661

NET ASSETS	$178,378,212	$311,987,220	$775,034,358	$637,951,205	$335,160,814

Class 1 (unlimited shares authorized):
Net assets	$158,047,624	$287,976,252	$753,833,365	$245,406,880	$315,609,597
Shares of beneficial interest issued and outstanding	15,658,229	34,966,039	75,023,209	26,872,188	16,247,786
Net asset value, offering and redemption price per share	$10.09	$8.24	$10.05	$9.13	$19.42

Class 2 (unlimited shares authorized):
Net assets	$12,204,669	$14,505,017	$13,983,940	$—	$12,153,681
Shares of beneficial interest issued and outstanding	1,268,087	1,755,114	1,391,843	—	623,769
Net asset value, offering and redemption price per share	$9.62	$8.26	$10.05	$—	$19.48

Class 3 (unlimited shares authorized):
Net assets	$8,125,919	$9,505,951	$7,217,053	$392,544,325	$7,397,536
Shares of beneficial interest issued and outstanding	871,613	1,154,098	721,607	43,477,150	379,404
Net asset value, offering and redemption price per share	$9.32	$8.24	$10.00	$9.03	$19.50

See Notes to Financial Statements

217

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	396,153,043	466,138,667	273,411,014	238,011,036
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	—	39,619	680	38,537
Dividends and interest	—	—	—	—
Investments sold	1,572,163	993,807	620,323	267,345
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	1,778	1,949	1,735	1,681
Due from investment adviser for expense reimbursements/fee waivers	3,290	3,884	2,285	1,984
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—

Total assets	397,730,274	467,177,926	274,036,037	238,320,583

LIABILITIES:
Payable for:
Fund shares redeemed	1,572,163	1,033,427	621,003	305,882
Investments purchased	—	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	32,896	38,835	22,846	19,838
Service fees — Class 2	—	—	—	—
Service fees — Class 3	81,347	97,022	57,074	49,581
Transfer agent fees and expenses	177	177	177	177
Trustees’ fees and expenses	2,182	2,798	1,673	1,457
Other accrued expenses	73,898	79,233	65,730	63,127
Accrued foreign tax on capital gains	—	—	—	—
Line of credit	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—

Total liabilities	1,762,663	1,251,492	768,503	440,062

NET ASSETS	$395,967,611	$465,926,434	$273,267,534	$237,880,521

* Cost
Investments (unaffiliated)	$—	$—	$—	$—

Investments (affiliated)	$448,471,163	$516,219,487	$306,224,806	$269,427,929

Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

218

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2023

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$407,890,214	$474,168,571	$285,614,679	$255,902,289
Total accumulated earnings (loss)	(11,922,603)	(8,242,137)	(12,347,145)	(18,021,768)

NET ASSETS	$395,967,611	$465,926,434	$273,267,534	$237,880,521

Class 1 (unlimited shares authorized):
Net assets	$4,321,919	$319,237	$193,083	$69,369
Shares of beneficial interest issued and outstanding	309,550	33,165	20,280	7,714
Net asset value, offering and redemption price per share	$13.96	$9.63	$9.52	$8.99

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$391,645,692	$465,607,197	$273,074,451	$237,811,152
Shares of beneficial interest issued and outstanding	28,249,006	48,534,697	28,784,551	26,426,431
Net asset value, offering and redemption price per share	$13.86	$9.59	$9.49	$9.00

See Notes to Financial Statements

219

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2023

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$139,953	$207,652	$26,138	$10,831	$2,949,473
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	342,560	926,276	976,486	971,756	1,482,715

Total investment income*	482,513	1,133,928	1,002,624	982,587	4,432,188

EXPENSES:
Investment advisory and management fees	313,964	519,186	306,076	235,379	1,555,564
Service Fees:
Class 2	21,011	45,811	30,301	26,158	56,442
Class 3	34,183	59,175	32,222	24,924	336,604
Transfer agent fees and expenses	617	617	617	771	3,240
Custodian and accounting fees	100,847	125,718	87,605	87,847	168,974
Reports to shareholders	4,154	5,794	4,005	3,155	12,666
Audit and tax fees	63,971	64,005	61,726	61,733	76,391
Legal fees	9,163	9,418	9,050	9,051	25,501
Trustees’ fees and expenses	888	1,465	950	808	4,408
Interest expense	1,194	904	804	820	2,298
Other expenses	48,128	49,611	40,584	42,547	70,037

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	598,120	881,704	573,940	493,193	2,312,125

Fees waived and expenses reimbursed by investment advisor (Note 3)	(101,857)	(100,781)	(64,589)	(59,433)	(274,511)
Fees paid indirectly (Note 5)	(676)	(980)	—	—	—

Net expenses	495,587	779,943	509,351	433,760	2,037,614

Net investment income (loss)	(13,074)	353,985	493,273	548,827	2,394,574

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(8,077,451)	(12,368,653)	(7,911,491)	(4,846,222)	(6,054,159)
Investments (affiliated)	—	—	—	—	—
Futures contracts	320,007	1,050,163	1,055,475	1,172,223	(339,792)
Forward contracts	(1,494)	64,337	62,836	65,733	(124,914)
Swap contracts	1,831	1,857	24,326	26,203	(60,721)
Written options contracts	—	—	—	—	376,675
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	840	(657)	(1,561)	(753)	(23,339)

Net realized gain (loss) on investments and foreign currencies	(7,756,267)	(11,252,953)	(6,770,415)	(3,582,816)	(6,226,250)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	236,871	74,780	869,793	(9,485)	(10,855,362)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(90,287)	(246,135)	(235,537)	(278,203)	(762,472)
Forward contracts	4,225	(4,480)	(3,820)	(6,004)	64,873
Swap contracts	17,162	(3,210)	(14,370)	(21,900)	(3,028)
Change in net realized foreign exchange gain (loss) on other assets and liabilities	511	2,141	2,806	2,656	(710)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	11,896

Net unrealized gain (loss) on investments and foreign currencies	168,482	(176,904)	618,872	(312,936)	(11,544,803)

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,587,785)	(11,429,857	(6,151,543)	(3,895,752)	(17,771,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,600,859)	$(11,075,872)	$(5,658,270)	$(3,346,925)	$(15,376,479)

* Net of foreign withholding taxes on interest and dividends of	$2,669	$3,555	$1,585	$657	$122,490

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$3,568

See Notes to Financial Statements

220

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2023

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,506,839	$2,670,119	$15,632,494	$1,208,086	$4,447,483
Dividends (affiliated)	—	—	12,072	—	—
Interest (unaffiliated)	524	29,883	90,519	27,005	16,580

Total investment income*	1,507,363	2,700,002	15,735,085	1,235,091	4,464,063

EXPENSES:
Investment advisory and management fees	2,540,641	2,916,012	4,952,434	1,374,370	1,780,889
Service Fees:
Class 2	44,305	37,857	31,403	27,791	28,865
Class 3	56,995	35,099	24,638	28,661	28,164
Transfer agent fees and expenses	3,549	1,851	1,697	2,314	2,293
Custodian and accounting fees	32,886	49,954	97,319	33,642	61,382
Reports to shareholders	18,937	24,701	40,568	10,846	17,890
Audit and tax fees	46,820	49,102	48,539	48,016	49,699
Legal fees	16,762	18,802	17,232	9,437	14,522
Trustees’ fees and expenses	6,708	8,094	15,543	3,433	5,084
Interest expense	—	3,489	10,940	284	258
Other expenses	45,860	48,190	60,792	81,702	84,115

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,813,463	3,193,151	5,301,105	1,620,496	2,073,161

Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(272,746)	—	—	—
Fees paid indirectly (Note 5)	—	—	(735)	(1,025)	—

Net expenses	2,813,463	2,920,405	5,300,370	1,619,471	2,073,161

Net investment income (loss)	(1,306,100)	(220,403)	10,434,715	(384,380)	2,390,902

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	10,749,627	(249,112)	66,562,596	(12,331,082)	16,037,172
Investments (affiliated)	—	—	878	—	—
Futures contracts	—	(38,761)	(58,192)	(15,116)	(15,116)
Forward contracts	—	—	1,102,602	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	14,304	2,949	(6,122)	(2)	(602)

Net realized gain (loss) on investments and foreign currencies	10,763,931	(284,924)	67,601,762	(12,346,200)	16,021,454

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(86,712,332)	(87,325,419)	(99,125,006)	(10,812,406)	(36,320,431)
Investments (affiliated)	—	—	(126,103)	—	—
Futures contracts	—	(9,079)	(13,619)	(5,148)	(5,148)
Forward contracts	—	—	(81,449)	—	—
Swap contracts	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	61	(13)	131	—	(481)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(86,712,271)	(87,334,511)	(99,346,046)	(10,817,554)	(36,326,060)

Net realized and unrealized gain (loss) on investments and foreign currencies	(75,948,340)	(87,619,435)	(31,744,284)	(23,163,754)	(20,304,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(77,254,440)	$(87,839,838)	$(21,309,569)	$(23,548,134)	$(17,913,704)

* Net of foreign withholding taxes on interest and dividends of	$22,979	$13,131	$108,543	$2,317	$31,695

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

221

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2023

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio	SA Columbia Focused Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,633,414	$9,328,180	$107,451	$1,382,387	$7,342,807
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	13,778	21,977	22,278,461	31,280,575	55,045

Total investment income*	2,647,192	9,350,157	22,385,912	32,662,962	7,397,852

EXPENSES:
Investment advisory and management fees	1,669,259	2,875,252	5,107,192	3,810,037	3,169,763
Service Fees:
Class 2	19,323	21,025	22,495	—	19,317
Class 3	21,218	23,828	19,276	988,448	20,080
Transfer agent fees and expenses	1,697	2,160	2,006	2,468	1,697
Custodian and accounting fees	78,111	172,626	272,477	84,633	39,885
Reports to shareholders	13,595	19,994	51,418	98,637	21,306
Audit and tax fees	50,200	89,200	64,932	60,764	42,239
Legal fees	10,171	22,603	23,562	42,523	12,356
Trustees’ fees and expenses	4,598	6,688	19,134	16,430	7,598
Interest expense	1,058	2,488	8,728	11,881	—
Other expenses	55,158	67,165	64,288	57,069	45,586

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,924,388	3,303,029	5,655,508	5,172,890	3,379,827

Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(122,233)	—	(388,368)	(1,022,406)
Fees paid indirectly (Note 5)	(5,313)	—	—	—	(5,039)

Net expenses	1,919,075	3,180,796	5,655,508	4,784,522	2,352,382

Net investment income (loss)	728,117	6,169,361	16,730,404	27,878,440	5,045,470

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,161,475	2,081,573	(47,558,471)	(22,374,150)	18,494,548
Investments (affiliated)	—	—	—	—	—
Futures contracts	(219,363)	(588,256)	13,769,679	(3,403,366)	—
Forward contracts	—	—	491,056	—	—
Swap contracts	—	—	10,007	(82,188)	—
Written options contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(123,739)	(4,446)	(31,600)	—

Net realized gain (loss) on investments and foreign currencies	4,942,112	1,369,578	(33,292,175)	(25,891,304)	18,494,548

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(26,244,914)	(19,433,031)	(28,279,138)	(54,834,355)	(45,199,479)
Investments (affiliated)	—	—	—	—	—
Futures contracts	5,836	390,142	(3,212,872)	2,208,408	—
Forward contracts	—	—	850	—	—
Swap contracts	—	—	(132,876)	(842,069)	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	(15,238)	31,916	13,159	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(1,459)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(26,239,078)	(19,059,586)	(31,592,120)	(53,454,857)	(45,199,479)

Net realized and unrealized gain (loss) on investments and foreign currencies	(21,296,966)	(17,690,008)	(64,884,295)	(79,346,161)	(26,704,931)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,568,849)	$(11,520,647)	$(48,153,891)	$(51,467,721)	$(21,659,461)

* Net of foreign withholding taxes on interest and dividends of	$7,810	$976,942	$256	$—	$52,376

** Net of foreign withholding taxes on capital gains of	$—	$2,294	$—	$—	$—

See Notes to Financial Statements

222

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2023

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	5,822,101	7,814,097	4,795,347	4,371,518
Interest (unaffiliated)	—	—	—	—

Total investment income*	5,822,101	7,814,097	4,795,347	4,371,518

EXPENSES:
Investment advisory and management fees	374,558	464,813	275,581	238,129
Service Fees:
Class 2	—	—	—	—
Class 3	925,874	1,161,129	688,540	595,014
Transfer agent fees and expenses	1,080	1,080	1,080	1,080
Custodian and accounting fees	12,066	12,066	12,066	12,066
Reports to shareholders	25,911	32,703	19,108	16,721
Audit and tax fees	31,957	31,957	31,957	33,918
Legal fees	12,973	14,113	11,024	10,458
Trustees’ fees and expenses	9,306	11,056	6,617	5,918
Interest expense	—	—	—	—
Other expenses	36,397	38,330	35,132	34,525

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,430,122	1,767,247	1,081,105	947,829

Fees waived and expenses reimbursed by investment advisor (Note 3)	(37,452)	(46,483)	(27,560)	(23,812)
Fees paid indirectly (Note 5)	—	—	—	—

Net expenses	1,392,670	1,720,764	1,053,545	924,017

Net investment income (loss)	4,429,431	6,093,333	3,741,802	3,447,501

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	(1,658,122)	(1,530,527)	(1,289,026)	(1,426,503)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	40,021,388	40,489,180	20,856,776	13,444,093
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	38,363,266	38,958,653	19,567,750	12,017,590

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	(69,476,835)	(80,287,930)	(43,870,484)	(31,900,375)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(69,476,835)	(80,287,930)	(43,870,484)	(31,900,375)

Net realized and unrealized gain (loss) on investments and foreign currencies	(31,113,569)	(41,329,277)	(24,302,734)	(19,882,785)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,684,138)	$(35,235,944)	$(20,560,932)	$(16,435,284)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

223

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(13,074)	$(278,368)	$353,985	$(9,274)	$493,273	$265,365
Net realized gain (loss) on investments and foreign currencies	(7,756,267)	6,128,343	(11,252,953)	7,264,067	(6,770,415)	1,998,500
Net unrealized gain (loss) on investments and foreign currencies	168,482	(13,557,709)	(176,904)	(18,482,565)	618,872	(8,723,662)

Net increase (decrease) in net assets resulting from operations	(7,600,859)	(7,707,734)	(11,075,872)	(11,227,772)	(5,658,270)	(6,459,797)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,313,079)	(2,693,314)	(860,708)	(1,994,141)	(349,709)	(1,092,007)
Distributable earnings — Class 2	(2,430,764)	(4,925,069)	(3,796,446)	(8,784,639)	(1,451,387)	(4,404,941)
Distributable earnings — Class 3	(2,365,699)	(4,801,299)	(3,035,484)	(6,672,375)	(922,917)	(2,793,787)

Total distributions to shareholders	(6,109,542)	(12,419,682)	(7,692,638)	(17,451,155)	(2,724,013)	(8,290,735)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	4,093,441	9,192,205	(378,283)	14,166,110	(2,300,954)	4,365,788

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,616,960)	(10,935,211)	(19,146,793)	(14,512,817)	(10,683,237)	(10,384,744)

NET ASSETS:
Beginning of period	44,301,076	55,236,287	77,272,384	91,785,201	47,030,410	57,415,154

End of period	$34,684,116	$44,301,076	$58,125,591	$77,272,384	$36,347,173	$47,030,410

See Notes to Financial Statements

224

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$548,827	$363,759	$2,394,574	$1,792,460	$(1,306,100)	$(2,828,558)
Net realized gain (loss) on investments and foreign currencies	(3,582,816)	732,635	(6,226,250)	30,932,168	10,763,931	46,391,584
Net unrealized gain (loss) on investments and foreign currencies	(312,936)	(4,777,531)	(11,544,803)	(18,567,335)	(86,712,271)	(47,242,484)

Net increase (decrease) in net assets resulting from operations	(3,346,925)	(3,681,137)	(15,376,479)	14,157,293	(77,254,440)	(3,679,458)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(165,624)	(423,113)	(1,936,387)	(1,255,278)	(37,547,847)	(76,977,920)
Distributable earnings — Class 2	(882,415)	(2,327,571)	(6,648,006)	(4,262,042)	(4,723,285)	(8,894,168)
Distributable earnings — Class 3	(490,988)	(1,354,453)	(24,358,528)	(11,860,729)	(3,843,546)	(7,071,256)

Total distributions to shareholders	(1,539,027)	(4,105,137)	(32,942,921)	(17,378,049)	(46,114,678)	(92,943,344)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,697,991)	162,921	18,709,723	2,178,642	(19,216,446)	67,809,060

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,583,943)	(7,623,353)	(29,609,677)	(1,042,114)	(142,585,564)	(28,813,742)

NET ASSETS:
Beginning of period	37,046,961	44,670,314	211,539,294	212,581,408	415,226,662	444,040,404

End of period	$28,463,018	$37,046,961	$181,929,617	$211,539,294	$272,641,098	$415,226,662

See Notes to Financial Statements

225

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(220,403)	$(1,742,733)	$10,434,715	$11,204,255	$(384,380)	$(1,457,036)
Net realized gain (loss) on investments and foreign currencies	(284,924)	60,258,126	67,601,762	112,002,005	(12,346,200)	46,599,355
Net unrealized gain (loss) on investments and foreign currencies	(87,334,511)	(51,533,366)	(99,346,046)	(21,953,486)	(10,817,554)	(55,850,731)

Net increase (decrease) in net assets resulting from operations	(87,839,838)	6,982,027	(21,309,569)	101,252,774	(23,548,134)	(10,708,412)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(54,232,686)	(121,538,733)	(113,980,675)	(55,486,967)	(35,776,644)	(56,944,459)
Distributable earnings — Class 2	(4,297,225)	(9,829,305)	(3,884,819)	(1,706,337)	(5,597,768)	(8,110,581)
Distributable earnings — Class 3	(2,458,267)	(5,119,610)	(1,828,588)	(815,483)	(3,685,524)	(5,012,863)

Total distributions to shareholders	(60,988,178)	(136,487,648)	(119,694,082)	(58,008,787)	(45,059,936)	(70,067,903)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	14,130,323	122,693,166	(77,993,890)	(68,153,913)	23,915,242	42,203,576

TOTAL INCREASE (DECREASE) IN NET ASSETS	(134,697,693)	(6,812,455)	(218,997,541)	(24,909,926)	(44,692,828)	(38,572,739)

NET ASSETS:
Beginning of period	502,184,944	508,997,399	774,699,994	799,609,920	204,282,500	242,855,239

End of period	$367,487,251	$502,184,944	$555,702,453	$774,699,994	$159,589,672	$204,282,500

See Notes to Financial Statements

226

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,390,902	$1,626,194	$728,117	$336,755	$6,169,361	$6,215,024
Net realized gain (loss) on investments and foreign currencies	16,021,454	30,279,998	4,942,112	34,524,134	1,369,578	21,275,727
Net unrealized gain (loss) on investments and foreign currencies	(36,326,060)	(3,453,481)	(26,239,078)	(33,776,106)	(19,059,586)	(29,236,502)

Net increase (decrease) in net assets resulting from operations	(17,913,704)	28,452,711	(20,568,849)	1,084,783	(11,520,647)	(1,745,751)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(26,646,782)	(11,231,892)	(31,051,694)	(25,904,912)	(24,377,518)	(22,944,222)
Distributable earnings — Class 2	(2,840,515)	(1,230,243)	(2,355,837)	(2,008,034)	(1,182,585)	(1,129,111)
Distributable earnings — Class 3	(1,660,379)	(740,037)	(1,597,719)	(1,290,455)	(815,000)	(757,274)

Total distributions to shareholders	(31,147,676)	(13,202,172)	(35,005,250)	(29,203,401)	(26,375,103)	(24,830,607)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	7,092,016	(31,343,217)	3,444,352	(919,434)	(10,739,799)	(265,259)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,969,364)	(16,092,678)	(52,129,747)	(29,038,052)	(48,635,549)	(26,841,617)

NET ASSETS:
Beginning of period	241,392,909	257,485,587	230,507,959	259,546,011	360,622,769	387,464,386

End of period	$199,423,545	$241,392,909	$178,378,212	$230,507,959	$311,987,220	$360,622,769

See Notes to Financial Statements

227

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Diversified Fixed Income		SA American Century Inflation Protection		SA Columbia Focused Value
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,730,404	$16,507,402	$27,878,440	$23,280,062	$5,045,470	$5,887,789
Net realized gain (loss) on investments and foreign currencies	(33,292,175)	679,048	(25,891,304)	26,031,243	18,494,548	34,184,642
Net unrealized gain (loss) on investments and foreign currencies	(31,592,120)	(60,706,556)	(53,454,857)	(21,482,989)	(45,199,479)	3,095,323

Net increase (decrease) in net assets resulting from operations	(48,153,891)	(43,520,106)	(51,467,721)	27,828,316	(21,659,461)	43,167,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(18,011,646)	(39,214,342)	(10,314,132)	(6,410,018)	(36,926,095)	(27,577,492)
Distributable earnings — Class 2	(312,078)	(717,545)	—	—	(1,617,413)	(1,191,632)
Distributable earnings — Class 3	(147,825)	(392,420)	(15,299,657)	(10,493,586)	(990,545)	(769,975)

Total distributions to shareholders	(18,471,549)	(40,324,307)	(25,613,789)	(16,903,604)	(39,534,053)	(29,539,099)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(54,809,497)	1,070,162	5,015,286	39,682,004	32,866,474	(9,714,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,434,937)	(82,774,251)	(72,066,224)	50,606,716	(28,327,040)	3,913,854

NET ASSETS:
Beginning of period	896,469,295	979,243,546	710,017,429	659,410,713	363,487,854	359,574,000

End of period	$775,034,358	$896,469,295	$637,951,205	$710,017,429	$335,160,814	$363,487,854

See Notes to Financial Statements

228

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,429,431	$3,475,915	$6,093,333	$5,772,849
Net realized gain (loss) on investments and foreign currencies	38,363,266	27,898,592	38,958,653	39,392,083
Net unrealized gain (loss) on investments and foreign currencies	(69,476,835)	(21,770,663)	(80,287,930)	(32,956,172)

Net increase (decrease) in net assets resulting from operations	(26,684,138)	9,603,844	(35,235,944)	12,208,760

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(349,916)	(44,431)	(30,812)	(20,019)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(31,031,130)	(21,666,528)	(45,069,661)	(40,140,056)

Total distributions to shareholders	(31,381,046)	(21,710,959)	(45,100,473)	(40,160,075)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	54,171,944	91,885,740	20,471,122	23,210,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,893,240)	79,778,625	(59,865,295)	(4,741,153)

NET ASSETS:
Beginning of period	399,860,851	320,082,226	525,791,729	530,532,882

End of period	$395,967,611	$399,860,851	$465,926,434	$525,791,729

See Notes to Financial Statements

229

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,741,802	$3,579,048	$3,447,501	$3,139,172
Net realized gain (loss) on investments and foreign currencies	19,567,750	22,745,140	12,017,590	15,541,785
Net unrealized gain (loss) on investments and foreign currencies	(43,870,484)	(21,581,027)	(31,900,375)	(19,038,720)

Net increase (decrease) in net assets resulting from operations	(20,560,932)	4,743,161	(16,435,284)	(357,763)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(18,689)	(10,610)	(5,534)	(7,506)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(26,216,405)	(23,050,684)	(18,488,741)	(11,080,560)

Total distributions to shareholders	(26,235,094)	(23,061,294)	(18,494,275)	(11,088,066)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	7,810,073	11,066,633	8,119,036	18,894,745

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,985,953)	(7,251,500)	(26,810,523)	7,448,916

NET ASSETS:
Beginning of period	312,253,487	319,504,987	264,691,044	257,242,128

End of period	$273,267,534	$312,253,487	$237,880,521	$264,691,044

See Notes to Financial Statements

230

SEASONS SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1.  Description of Business and Basis of Presentation:

Seasons Series Trust (the “Trust”), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust’s adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”). SAAMCo and the life companies are indirect, wholly owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), which is an indirect, majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer and The United States Life Insurance Company in The City of New York (“USL”), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the “Board”), may establish additional portfolios or classes in the future. Six of the Portfolios, called the “Seasons Strategies Portfolios,” are available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.

The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy which include a fixed income component and a growth component.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

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Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA American Century Inflation Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

Seasons Focused Portfolio

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), with the exception of the SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which are non-diversified.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:    In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure

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the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of March 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

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Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

Derivative Instruments

Forward Foreign Currency Contracts:    A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

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Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a

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credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount

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of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early

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termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2023, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2023. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2023, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$4,310	$28,623	$—	$—	$4,321	$687	$—	$—
SA Multi-Managed Moderate Growth	10,500	14	—	—	17,741	1,418	—	—
SA Multi-Managed Income/Equity	10,297	18	—	—	15,335	2,017	—	—
SA Multi-Managed Income	9,102	100	—	—	20,414	1,365	—	—
SA Putnam Asset Allocation Diversified Growth	16,297	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	86,196	—	—	—	254,815	102,717	—	—
SA American Century Inflation Protection	201,592	590,645	—	—	—	1,685,698	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$1,670	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	3,340	—	—	—	—	—	—	—
SA Multi-Managed Income/Equity	—	—	—	—	—	—	—	—
SA Multi-Managed Income	—	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	32,215	1,508	—	—	236,775	—	—	—
SA Multi-Managed Large Cap Growth	5,775	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	8,663	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	4,450	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	4,450	—	—	—	—	—	—	—
SA Multi-Managed Small Cap	23,380	—	—	—	—	—	—	—
SA Multi-Managed International Equity	20,680	—	—	—	—	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$—	$—	$—	$684	$—	$—
SA Multi-Managed Moderate Growth	—	—	—	—	—	1,806	—	—
SA Multi-Managed Income/Equity	—	—	—	—	—	1,800	—	—
SA Multi-Managed Income	—	—	—	—	—	1,800	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—	—	—	30,159	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$20,136	$74	$—	$—	$—	$1,723
SA Multi-Managed Moderate Growth	—	—	26,167	2,543	—	—	—	11,342
SA Multi-Managed Income/Equity	—	—	12,966	2,543	—	—	—	11,105
SA Multi-Managed Income	—	—	5,475	2,637	—	—	—	12,356
SA Putnam Asset Allocation Diversified Growth	—	—	—	40,565	—	—	—	70,823
SA Multi-Managed Large Cap Growth	—	—	106,481	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	—	—	—	103,913
SA Multi-Managed Diversified Fixed Income	—	—	—	6,082	—	—	—	141,325

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Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth	$(7,702)
SA Multi-Managed Moderate Growth	(64,902)
SA Multi-Managed Income/Equity	(66,283)
SA Multi-Managed Income	(103,687)
SA Putnam Asset Allocation Diversified Growth	(754,462)
SA Multi-Managed Large Cap Growth	18,628
SA Multi-Managed Large Cap Value	27,941
SA Multi-Managed Mid Cap Growth	5,978
SA Multi-Managed Mid Cap Value	5,978
SA Multi-Managed Small Cap	24,811
SA Multi-Managed International Equity	334,794
SA Multi-Managed Diversified Fixed Income	(1,462,245)
SA American Century Inflation Protection	2,208,408

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$344,769	$997	$—	$—	$—
SA Multi-Managed Moderate Growth	1,103,813	(944)	—	—	—
SA Multi-Managed Income/Equity	1,055,475	21,670	—	—	—
SA Multi-Managed Income	1,172,223	23,701	—	—	—
SA Putnam Asset Allocation Diversified Growth	(369,617)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	13,769,679	(14,883)	—	—	—
SA American Century Inflation Protection	(3,403,366)	(82,188)	—	—	—

	Equity Contracts
SA Multi-Managed Growth	$(24,762)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(53,650)	—	—	—	—
SA Multi-Managed Income/Equity	—	—	—	—	—
SA Multi-Managed Income	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	29,825	(60,721)	376,675	(126,350)	—
SA Multi-Managed Large Cap Growth	(38,761)	—	—	—	—
SA Multi-Managed Large Cap Value	(58,192)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(15,116)	—	—	—	—
SA Multi-Managed Mid Cap Value	(15,116)	—	—	—	—
SA Multi-Managed Small Cap	(219,363)	—	—	—	—
SA Multi-Managed International Equity	(588,256)	—	—	—	—

	Credit Contracts
SA Multi-Managed Growth	$—	$834	$—	$—	$—
SA Multi-Managed Moderate Growth	—	2,801	—	—	—
SA Multi-Managed Income/Equity	—	2,656	—	—	—
SA Multi-Managed Income	—	2,502	—	—	—
SA Multi-Managed Diversified Fixed Income	—	24,890	—	—	—

239

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(75,011)	$(1,494)
SA Multi-Managed Moderate Growth	—	—	—	(95,904)	64,337
SA Multi-Managed Income/Equity	—	—	—	(47,001)	62,836
SA Multi-Managed Income	—	—	—	(18,351)	65,733
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(124,914)
SA Multi-Managed Large Cap Growth	—	—	—	(476,090)	—
SA Multi-Managed Large Cap Value	—	—	—	—	1,102,602
SA Multi-Managed Diversified Fixed Income	—	—	—	—	491,056

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$(94,539)	$17,846	$—	$—	$—
SA Multi-Managed Moderate Growth	(254,352)	(1,404)	—	—	—
SA Multi-Managed Income/Equity	(235,537)	(12,570)	—	—	—
SA Multi-Managed Income	(278,203)	(20,100)	—	—	—
SA Putnam Asset Allocation Diversified Growth	252,843	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(3,212,872)	(102,717)	—	—	—
SA American Century Inflation Protection	2,208,408	(842,069)	—	—	—

	Equity Contracts
SA Multi-Managed Growth	$4,252	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	8,217	—	—	—	—
SA Multi-Managed Income/Equity	—	—	—	—	—
SA Multi-Managed Income	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(1,015,315)	(3,028)	—	—	—
SA Multi-Managed Large Cap Growth	(9,079)	—	—	—	—
SA Multi-Managed Large Cap Value	(13,619)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(5,148)	—	—	—	—
SA Multi-Managed Mid Cap Value	(5,148)	—	—	—	—
SA Multi-Managed Small Cap	5,836	—	—	—	—
SA Multi-Managed International Equity	390,142	—	—	—	—

	Credit Contracts
SA Multi-Managed Growth	$—	$(684)	$—	$—	$—
SA Multi-Managed Moderate Growth	—	(1,806)	—	—	—
SA Multi-Managed Income/Equity	—	(1,800)	—	—	—
SA Multi-Managed Income	—	(1,800)	—	—	—
SA Multi-Managed Diversified Fixed Income	—	(30,159)	—	—	—

	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$42,394	$4,225
SA Multi-Managed Moderate Growth	—	—	—	52,920	(4,480)
SA Multi-Managed Income/Equity	—	—	—	25,703	(3,820)
SA Multi-Managed Income	—	—	—	9,284	(6,004)
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	64,873
SA Multi-Managed Large Cap Growth	—	—	—	334,033	—
SA Multi-Managed Large Cap Value	—	—	—	—	(81,449)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	850

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

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The following table represents the average monthly balances of derivatives held during the year ended March 31, 2023.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(1)	Written Put Options Contracts(1)
SA Multi-Managed Growth	$3,319,585	$202,494	$47,900	$132,917	$54,250	$—	$—
SA Multi-Managed Moderate Growth	10,351,530	1,481,591	62,948	61,250	149,333	—	—
SA Multi-Managed Income/Equity	8,891,486	1,470,987	30,820	126,250	149,333	—	—
SA Multi-Managed Income	9,693,701	1,468,042	12,154	171,250	148,917	—	—
SA Putnam Asset Allocation Diversified Growth	19,714,479	8,145,959	890	—	—	217,643	17,121
SA Multi-Managed Large Cap Growth	398,069	—	245,282	—	—	—	—
SA Multi-Managed Large Cap Value	597,103	19,171,445	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	247,392	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	247,392	—	—	—	—	—	—
SA Multi-Managed Small Cap	1,511,542	—	—	—	—	—	—
SA Multi-Managed International Equity	2,259,789	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	138,160,930	15,133,057	—	1,221,250	2,418,333	—	—
SA American Century Inflation Protection	48,692,240	—	—	211,783,333	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Portfolio’s objectives for using derivative instruments the for the year ended March 31, 2023:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Total Return Swap Contracts
SA Multi-Managed Growth	1, 2	3	6	2	4, 5	—
SA Multi-Managed Moderate Growth	1, 2	3	6	2	4, 5	—
SA Multi-Managed Income/Equity	2	3	6	2	4, 5	—
SA Multi-Managed Income	2	3	6	2	4, 5	—
SA Putnam Asset Allocation Diversified Growth	1, 2	3	5	—	—	5
SA Multi-Managed Large Cap Growth	1	—	6	—	—	—
SA Multi-Managed Large Cap Value	1	3	—	—	—	—
SA Multi-Managed Mid Cap Growth	1	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1	—	—	—	—	—
SA Multi-Managed Small Cap	1	—	—	—	—	—
SA Multi-Managed International Equity	1	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2	3	—	2	4, 5	—
SA American Century Inflation Protection	2	—	—	5	—	—

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.

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The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2023. The repurchase agreements held by the Portfolios as of March 31, 2023, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

BNP Paribas SA	$74	$—	$—	$74	$—	$—	$—	$—	$74	$—	$74

Deutsche Bank AG	—	—	—	—	1,077	—	—	1,077	(1,077)	—	(1,077)

Goldman Sachs International	—	—	24	24	646	—	—	646	(622)	(24)	(646)

JPMorgan Chase Bank, N.A.	—	—	15,897	15,897	—	—	—	—	15,897	(10,000)	5,897

Standard Chartered Bank	—	—	4,215	4,215	—	—	—	—	4,215	(4,215)	—

Total	$74	$—	$20,136	$20,210	$1,723	$—	$—	$1,723	$18,487	$(14,239)	$4,248

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Deutsche Bank AG	$—	$—	$—	$—	$9,522	$—	$—	$9,522	$(9,522)	$—	$(9,522)

Goldman Sachs International	—	—	31	31	1,820	—	—	1,820	(1,789)	(31)	(1,820)

JPMorgan Chase Bank, N.A.	—	—	20,608	20,608	—	—	—	—	20,608	(20,000)	608

Standard Chartered Bank	—	—	5,528	5,528	—	—	—	—	5,528	(5,528)	—

State Street Bank & Trust Company	2,543	—	—	2,543	—	—	—	—	2,543	—	2,543

Total	$2,543	$—	$26,167	$28,710	$11,342	$—	$—	$11,342	$17,368	$(25,559)	$(8,191)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Deutsche Bank AG	$—	$—	$—	$—	$9,241	$—	$—	$9,241	$(9,241)	$—	$(9,241)

Goldman Sachs International	—	—	15	15	1,864	—	—	1,864	(1,849)	(15)	(1,864)

JPMorgan Chase Bank, N.A.	—	—	10,213	10,213	—	—	—	—	10,213	—	10,213

Standard Chartered Bank	—	—	2,738	2,738	—	—	—	—	2,738	—	2,738

State Street Bank & Trust Company	2,543	—		2,543	—	—	—	—	2,543	—	2,543

Total	$2,543	$—	$12,966	$15,509	$11,105	$—	$—	$11,105	$4,404	$(15)	$4,389

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

242

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Deutsche Bank AG	$—	$—	$—	$—	$10,488	$—	$—	$10,488	$(10,488)	$—	$(10,488)

Goldman Sachs International	—	—	6	6	1,868	—	—	1,868	(1,862)	—	(1,862)

JPMorgan Chase Bank, N.A.	—	—	4,320	4,320	—	—	—	—	4,320	—	4,320

Standard Chartered Bank	—	—	1,149	1,149	—	—	—	—	1,149	—	1,149

State Street Bank & Trust Company	2,637	—	—	2,637	—	—	—	—	2,637	—	2,637

Total	$2,637	$—	$5,475	$8,112	$12,356	$—	$—	$12,356	$(4,244)	$—	$(4,244)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$—	$1,508	$—	$1,508	$14,619	$—	$—	$14,619	$(13,111)	$—	$(13,111)

Citibank, N.A.	—	—	—	—	1,704	—	—	1,704	(1,704)	—	(1,704)

Goldman Sachs International	8,667	—	—	8,667	18,067	—	—	18,067	(9,400)	—	(9,400)

HSBC Bank USA	2,794	—	—	2,794	3,127	—	—	3,127	(333)	—	(333)

JPMorgan Chase Bank, N.A.	5,554	—	—	5,554	31,605	—	—	31,605	(26,051)	—	(26,051)

Morgan Stanley & Co. International PLC	749	—	—	749	—	—	—	—	749	—	749

State Street Bank & Trust Company	22,537	—	—	22,537	1,701	—	—	1,701	20,836	—	20,836

Toronto Dominion Bank	264	—	—	264	—	—	—	—	264	—	264

Total	$40,565	$1,508	$—	$42,073	$70,823	$—	$—	$70,823	$(28,750)	$—	$(28,750)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Goldman Sachs International	$—	$—	$123	$123	$—	$—	$—	$—	$123	$(123)	$—

JPMorgan Chase Bank, N.A.	—	—	86,059	86,059	—	—	—	—	86,059	(86,059)	—

Standard Chartered Bank	—	—	20,299	20,299	—	—	—	—	20,299	(20,299)	—

Total	$—	$—	$106,481	$106,481	$—	$—	$—	$—	$106,481	$(106,481)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$—	$—	$—	$—	$16,369	$—	$—	$16,369	$(16,369)	$—	$(16,369)

JPMorgan Chase Bank, N.A.	—	—	—	—	86,477	—	—	86,477	(86,477)	—	(86,477)

Morgan Stanley & Co. International PLC	—	—	—	—	1,067	—	—	1,067	(1,067)	—	(1,067)

Total	$—	$—	$—	$—	$103,913	$—	$—	$103,913	$(103,913)	$—	$(103,913)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Deutsche Bank AG	$—	$—	$—	$—	$107,800	$—	$—	$107,800	$(107,800)	$—	$(107,800)

Goldman Sachs International	—	—	—	—	33,525	—	—	33,525	(33,525)	—	(33,525)

State Street Bank & Trust Company	6,082	—	—	6,082	—	—	—	—	6,082	—	6,082

Total	$6,082	$—	$—	$6,082	$141,325	$—	$—	$141,325	$(135,243)	$—	$(135,243)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

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As of March 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.53%	$135,000
SA Multi-Managed Moderate Growth	0.91	230,000
SA Multi-Managed Income/Equity	0.71	180,000
SA Multi-Managed Income	0.73	185,000
SA Multi-Managed Large Cap Value	2.39	605,000
SA Multi-Managed Mid Cap Growth	1.28	325,000
SA Multi-Managed Diversified Fixed Income	11.59	2,940,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2023, bearing interest at a rate of 4.76% per annum, with a principal amount of $25,360,000, a repurchase price of $25,370,059, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	11/30/2025	$28,387,000	$25,867,849

As of March 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.48%	$120,000
SA Multi-Managed Moderate Growth	0.82	205,000
SA Multi-Managed Income/Equity	0.64	160,000
SA Multi-Managed Income	0.64	160,000
SA Multi-Managed Large Cap Value	2.36	590,000
SA Multi-Managed Mid Cap Growth	1.24	310,000
SA Multi-Managed Diversified Fixed Income	11.52	2,880,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2023, bearing interest at a rate of 4.75% per annum, with a principal amount of $25,000,000, a repurchase price of $25,009,896, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.00%	08/15/2051	$36,560,000	$25,498,041

As of March 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.48%	$120,000
SA Multi-Managed Moderate Growth	0.82	205,000
SA Multi-Managed Income/Equity	0.64	160,000
SA Multi-Managed Income	0.64	160,000
SA Multi-Managed Large Cap Value	2.36	590,000
SA Multi-Managed Mid Cap Growth	1.24	310,000
SA Multi-Managed Diversified Fixed Income	11.52	2,880,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2023, bearing interest at a rate of 4.78% per annum, with a principal amount of $25,000,000, a repurchase price of $25,009,958 and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	04/30/2025	$25,823,900	$25,485,912

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As of March 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.48%	$105,000
SA Multi-Managed Moderate Growth	0.82	180,000
SA Multi-Managed Income/Equity	0.64	140,000
SA Multi-Managed Income	0.64	140,000
SA Multi-Managed Large Cap Value	2.36	520,000
SA Multi-Managed Mid Cap Growth	1.25	275,000
SA Multi-Managed Diversified Fixed Income	11.52	2,535,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2023, bearing interest at a rate of 4.75% per annum, with a principal amount of $22,000,000 a repurchase price of $22,008,708, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.13%	08/31/2027	$23,019,000	$22,502,394

As of March 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.48%	$105,000
SA Multi-Managed Moderate Growth	0.82	180,000
SA Multi-Managed Income/Equity	0.64	140,000
SA Multi-Managed Income	0.64	140,000
SA Multi-Managed Large Cap Value	2.36	520,000
SA Multi-Managed Mid Cap Growth	1.25	275,000
SA Multi-Managed Diversified Fixed Income	11.52	2,535,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2023, bearing interest at a rate of 4.76% per annum, with a principal amount of $22,000,000 a repurchase price of $22,008,727, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	4.59%	03/21/2024	$23,480,000	$22,460,968

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement

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date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans:    Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

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The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. In April 2023, the FCA announced that the 1-month, 3-month and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR Act”) was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on the SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the LIBOR Act by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The LIBOR Act and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Recent Accounting and Regulatory Developments:    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and had a compliance date of September 8, 2022. Adoption of the Rule had no material impact on the Portfolios.

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Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan):

SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%

Portfolio	Assets	Management Fees
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA American Century Inflation Protection(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)	Effective November 1, 2022, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.62% on the first $250 million, 0.57% on the next $250 million and 0.52% above $500 million. Prior to November 1, 2022, the Advisor contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million.
(2)	Effective November 1, 2022, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.75% on the first $250 million, 0.70% on the next $250 million and 0.65% above $500 million. Prior to November 1, 2022, the Advisor contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million.
(3)	Effective November 1, 2022, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.75% on the first $250 million, 0.70% on the next $250 million and 0.65% above $500 million. Prior to November 1, 2022, the Advisor contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million.
(4)	Effective November 1, 2022, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.69% on the first $250 million, 0.64% on the next $250 million and 0.59% above $500 million. Prior to November 1, 2022, the Advisor contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million.
(5)	The Advisor has contractually agreed to waive its advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million.
(6)	The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million.
(7)	The Adviser contractually agreed to waive its advisory fees for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million.
(8)	The Adviser voluntarily agreed to waive 0.06% of advisory fees for the SA American Century Inflation Protection Portfolio.
(9)	The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets.

249

(10)	The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets.

For the year ended March 31, 2023, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA Multi-Managed Growth	$52,604
SA Multi-Managed Moderate Growth	42,419
SA Multi-Managed Income/Equity	18,066
SA Multi-Managed Income	15,133
SA Putnam Asset Allocation Diversified Growth	274,511
SA Multi-Managed Large Cap Growth	272,746
SA Multi-Managed International Equity	122,233
SA American Century Inflation Protection	388,368
SA Columbia Focused Value	1,022,406
SA Allocation Growth	37,452
SA Allocation Moderate Growth	46,483
SA Allocation Moderate	27,560
SA Allocation Balanced	23,812

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers’ fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser

SA Multi-Managed Growth	Morgan Stanley J.P. Morgan WMC

SA Multi-Managed Moderate Growth	Morgan Stanley J.P. Morgan WMC

SA Multi-Managed Income/Equity	Morgan Stanley WMC

SA Multi-Managed Income	Morgan Stanley WMC

SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC

SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley SAAMCo

SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC

SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC

SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo

SA Multi-Managed Small Cap	Schroder Investment Management J.P. Morgan SAAMCo

SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo

250

Portfolio	Subadviser/Adviser

SA Multi-Managed Diversified Fixed Income	PineBridge WMC

SA American Century Inflation Protection	American Century Investment Management, Inc.

SA Columbia Focused Value	Columbia

SA Allocation Growth	SAAMCo

SA Allocation Moderate Growth	SAAMCo

SA Allocation Moderate	SAAMCo

SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. For the year ended March 31, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Effective November 1, 2022, the Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through July 30, 2024. The contractual fee reimbursements may be modified or terminated only with the approval of the Board, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.07%	1.22%	1.32%
SA Multi-Managed Moderate Growth	1.04	1.19	1.29
SA Multi-Managed Income/Equity	1.13	1.28	1.38
SA Multi-Managed Income	1.18	1.33	1.43

For the period beginning August 1, 2022 through October 31, 2022 the Adviser had contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets.

Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.27%	1.42%	1.52%
SA Multi-Managed Moderate Growth	1.09	1.24	1.34
SA Multi-Managed Income/Equity	1.15	1.30	1.40
SA Multi-Managed Income	1.23	1.38	1.48

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the year ended March 31, 2023, pursuant to the contractual expense limitations referred to above, SAAMCo has reimbursed expenses as follows:

Portfolio	Amount
SA Multi-Managed Growth	$49,253
SA Multi-Managed Moderate Growth	58,362
SA Multi-Managed Income/Equity	46,523
SA Multi-Managed Income	44,300

251

For the period ended March 31, 2023, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	March 31, 2023	March 31, 2025
SA Multi-Managed Growth	$—	$49,253
SA Multi-Managed Moderate Growth	—	58,362
SA Multi-Managed Income/Equity	—	46,523
SA Multi-Managed Income	—	44,300

Note 4.  Federal Income Taxes:

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2023
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$—	$(7,830,365)	$(3,101,226)	$—	$6,109,542
SA Multi-Managed Moderate Growth	202,289	(10,380,715)	(6,143,154)	325,352	7,367,286
SA Multi-Managed Income/Equity	415,156	(6,370,605)	(4,775,575)	266,713	2,457,300
SA Multi-Managed Income	497,173	(2,862,351)	(4,374,348)	449,848	1,089,179
SA Putnam Asset Allocation Diversified Growth	2,605,016	(6,716,047)	11,572,521	6,700,659	26,242,262
SA T. Rowe Price Growth Stock	—	10,322,448	43,652,917	—	46,114,678
SA Multi-Managed Large Cap Growth	—	1,058,935	39,776,037	29,803	60,958,375
SA Multi-Managed Large Cap Value	10,334,594	67,255,538	17,802,430	22,271,283	97,422,799
SA Multi-Managed Mid Cap Growth	—	(12,330,944)	10,177,625	2,293,640	42,766,296
SA Multi-Managed Mid Cap Value	2,190,782	14,504,104	22,519,825	7,521,793	23,625,883
SA Multi-Managed Small Cap	637,117	5,026,985	6,037,770	4,420,598	30,584,652
SA Multi-Managed International Equity	6,316,575	867,221	31,926,531	6,884,084	19,491,019
SA Multi-Managed Diversified Fixed Income	15,576,320	(47,914,227)	(75,378,943)	18,471,549	—
SA American Century Inflation Protection	27,136,550	(26,679,346)	(59,568,612)	25,613,789	—
SA Columbia Focused Value	4,709,933	18,333,995	70,254,730	6,170,511	33,363,542
SA Allocation Growth	8,784,544	36,033,835	(56,740,982)	9,324,721	22,056,325
SA Allocation Moderate Growth	10,729,477	36,100,264	(55,071,877)	13,608,667	31,491,806
SA Allocation Moderate	6,184,872	18,802,633	(37,334,650)	8,159,367	18,075,727
SA Allocation Balanced	5,174,688	12,286,320	(35,482,776)	6,649,554	11,844,721

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$7,063,256	$5,356,426
SA Multi-Managed Moderate Growth	10,350,442	7,100,713
SA Multi-Managed Income/Equity	5,022,911	3,267,824
SA Multi-Managed Income	2,658,164	1,446,973
SA Putnam Asset Allocation Diversified Growth	10,494,567	6,883,482
SA T. Rowe Price Growth Stock	20,232,909	72,710,435
SA Multi-Managed Large Cap Growth	46,890,880	89,596,768
SA Multi-Managed Large Cap Value	31,944,082	26,064,705
SA Multi-Managed Mid Cap Growth	24,315,713	45,752,190
SA Multi-Managed Mid Cap Value	4,643,935	8,558,237
SA Multi-Managed Small Cap	11,696,610	17,506,791
SA Multi-Managed International Equity	10,446,539	14,384,068
SA Multi-Managed Diversified Fixed Income	32,732,580	7,591,727
SA American Century Inflation Protection	16,903,604	—
SA Columbia Focused Value	10,637,392	18,901,707
SA Allocation Growth	5,683,785	16,027,174
SA Allocation Moderate Growth	10,234,671	29,925,404
SA Allocation Moderate	6,668,931	16,392,363
SA Allocation Balanced	2,740,453	8,347,613

252

As of March 31, 2023, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Unlimited
Portfolio	ST	LT
SA Multi-Managed Growth	$3,954,312	$3,876,053
SA Multi-Managed Moderate Growth	4,802,550	5,578,165
SA Multi-Managed Income/Equity	2,544,869	3,825,736
SA Multi-Managed Income	1,064,287	1,798,064
SA Putnam Asset Allocation Diversified Growth	6,716,047	—
SA Multi-Managed Mid Cap Growth	11,196,355	1,134,589
SA Multi-Managed Diversified Fixed Income	28,214,819	19,699,408
SA American Century Inflation Protection	20,114,421	6,564,925

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2023, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$7,141	$—	$—
SA T. Rowe Price Growth Stock	837,795	—	—
SA Multi-Managed Large Cap Growth	950,267	—	—
SA Multi-Managed Mid Cap Growth	91,815	—	—

For the year ended March 31, 2023, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Earnings(Loss)	Paid-in Capital
SA Multi-Managed Growth	$131,645	$(131,645)
SA T. Rowe Price Growth Stock	1,086,299	(1,086,299)
SA Multi-Managed Large Cap Growth	641,106	(641,106)
SA Multi-Managed Mid Cap Growth	5,920,616	(5,920,616)

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$1,634,290	$(4,735,848)	$(3,101,558)	$40,055,726
SA Multi-Managed Moderate Growth	855,260	(6,999,352)	(6,144,092)	70,840,090
SA Multi-Managed Income/Equity	756,151	(5,533,187)	(4,777,036)	48,218,200
SA Multi-Managed Income	473,900	(4,849,675)	(4,375,775)	39,978,404
SA Putnam Asset Allocation Diversified Growth	23,784,370	(12,209,416)	11,574,954	180,570,454
SA T. Rowe Price Growth Stock	60,186,935	(16,534,142)	43,652,793	229,569,701
SA Multi-Managed Large Cap Growth	68,676,279	(28,900,216)	39,776,063	324,354,169
SA Multi-Managed Large Cap Value	54,954,423	(37,150,247)	17,804,176	535,442,145
SA Multi-Managed Mid Cap Growth	26,888,448	(16,710,823)	10,177,625	150,185,580
SA Multi-Managed Mid Cap Value	35,544,170	(13,023,821)	22,520,349	176,958,453
SA Multi-Managed Small Cap	28,047,569	(22,009,799)	6,037,770	170,880,975
SA Multi-Managed International Equity	54,609,007	(22,649,505)	31,959,502	277,372,727
SA Multi-Managed Diversified Fixed Income	5,566,010	(80,967,859)	(75,401,849)	999,469,848
SA American Century Inflation Protection	292,596	(59,861,208)	(59,568,612)	691,683,161
SA Columbia Focused Value	85,113,498	(14,858,768)	70,254,730	264,984,930
SA Allocation Growth	3,973,243	(60,714,225)	(56,740,982)	452,894,025
SA Allocation Moderate Growth	7,660,235	(62,732,112)	(55,071,877)	521,210,544
SA Allocation Moderate	3,082,790	(40,417,440)	(37,334,650)	310,745,664
SA Allocation Balanced	1,377,379	(36,860,155)	(35,482,776)	273,493,812

253

Note 5.  Expense Reductions:

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2023, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities:

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2023 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$19,010,516	$19,638,731	$3,609,669	$4,014,004
SA Multi-Managed Moderate Growth	28,966,297	35,958,897	10,760,056	9,990,419
SA Multi-Managed Income/Equity	12,958,089	18,079,045	10,284,816	8,805,617
SA Multi-Managed Income	8,664,259	14,207,681	9,567,510	8,722,579
SA Putnam Asset Allocation Diversified Growth	88,355,127	98,423,129	1,680,917	2,277,464
SA T. Rowe Price Growth Stock	78,566,189	138,109,270	—	—
SA Multi-Managed Large Cap Growth	170,573,452	214,239,902	—	—
SA Multi-Managed Large Cap Value	252,237,962	434,844,526	—	—
SA Multi-Managed Mid Cap Growth	78,220,684	97,850,263	—	—
SA Multi-Managed Mid Cap Value	64,540,832	83,340,260	—	—
SA Multi-Managed Small Cap	80,208,134	106,370,557	—	—
SA Multi-Managed International Equity	38,829,726	69,825,718	—	—
SA Multi-Managed Diversified Fixed Income	178,360,332	239,359,278	182,424,253	168,900,515
SA American Century Inflation Protection	124,149,581	261,798,631	243,721,185	165,790,651
SA Columbia Focused Value Portfolio	45,749,780	42,689,084	—	—
SA Allocation Growth	78,398,779	56,997,302	—	—
SA Allocation Moderate Growth	54,449,453	80,816,296	—	—
SA Allocation Moderate	34,727,021	54,216,617	—	—
SA Allocation Balanced	32,641,236	43,947,613	—	—

Note 7.  Capital Share Transactions:

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	43,213	$401,955	68,633	$1,133,129	100,334	$933,528	126,175	$2,074,120

Reinvested dividends	157,822	1,313,079	165,539	2,693,314	294,281	2,430,764	304,017	4,925,069

Shares redeemed	(94,629)	(934,798)	(64,011)	(1,233,315)	(144,287)	(1,421,400)	(87,551)	(1,582,321)

Net increase (decrease)	106,406	$780,236	170,161	$2,593,128	250,328	$1,942,892	342,641	$5,416,868

	SA Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	141,517	$1,323,641	137,280	$2,268,225

Reinvested dividends	288,852	2,365,699	297,847	4,801,299

Shares redeemed	(236,388)	(2,319,027)	(282,771)	(5,887,315)

Net increase (decrease)	193,981	$1,370,313	152,356	$1,182,209

254

	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	21,105	$170,188	63,948	$840,786	95,079	$761,970	290,888	$3,881,898

Reinvested dividends	113,850	860,708	156,158	1,994,141	504,176	3,796,446	688,991	8,784,639

Shares redeemed	(139,488)	(1,210,673)	(89,354)	(1,317,115)	(615,442)	(5,314,147)	(348,551)	(5,180,760)

Net increase (decrease)	(4,533)	$(179,777)	130,752	$1,517,812	(16,187)	$(755,731)	631,328	$7,485,777

	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	186,329	$1,541,186	229,965	$3,032,359

Reinvested dividends	404,192	3,035,484	524,146	6,672,375

Shares redeemed	(476,193)	(4,019,445)	(313,119)	(4,542,213)

Net increase (decrease)	114,328	$557,225	440,992	$5,162,521

	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,789	$42,171	47,728	$524,880	107,881	$828,398	295,707	$3,320,903

Reinvested dividends	48,842	349,709	101,299	1,092,008	202,708	1,451,387	409,001	4,404,940

Shares redeemed	(119,342)	(936,258)	(123,158)	(1,462,442)	(448,887)	(3,516,950)	(506,872)	(6,137,087)

Net increase (decrease)	(64,711)	$(544,378)	25,869	$154,446	(138,298)	$(1,237,165)	197,836	$1,588,756

	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	91,323	$676,411	188,343	$2,140,225

Reinvested dividends	128,719	922,917	259,164	2,793,787

Shares redeemed	(272,784)	(2,118,739)	(202,484)	(2,311,426)

Net increase (decrease)	(52,742)	$(519,411)	245,023	$2,622,586

	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,393	$89,706	23,635	$265,190	29,943	$250,905	125,164	$1,414,146

Reinvested dividends	20,422	165,624	38,925	423,113	108,806	882,415	214,325	2,327,571

Shares redeemed	(67,728)	(574,544)	(94,271)	(1,119,468)	(404,995)	(3,438,469)	(280,219)	(3,232,865)

Net increase (decrease)	(36,913)	$(319,214)	(31,711)	$(431,165)	(266,246)	$(2,305,149)	59,270	$508,852

255

	SA Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	177,195	$1,488,372	121,878	$1,377,712

Reinvested dividends	60,467	490,988	124,605	1,354,453

Shares redeemed	(356,363)	(3,052,988)	(235,448)	(2,646,931)

Net increase (decrease)	(118,701)	$(1,073,628)	11,035	$85,234

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	55,337	$621,438	2,590	$38,763	198,414	$2,229,317	52,050	$794,820

Reinvested dividends	186,012	1,936,387	84,303	1,255,277	638,004	6,648,005	286,235	4,262,043

Shares redeemed	(242,489)	(2,804,576)	(294,751)	(4,363,813)	(827,785)	(9,580,349)	(952,971)	(14,120,103)

Net increase (decrease)	(1,140)	$(246,751)	(207,858)	$(3,069,773)	8,633	$(703,027)	(614,686)	$(9,063,240)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,040,726	$12,431,855	1,378,001	$20,476,278

Reinvested dividends	2,351,209	24,358,528	799,779	11,860,729

Shares redeemed	(1,481,093)	(17,130,882)	(1,214,189)	(18,025,352)

Net increase (decrease)	1,910,842	$19,659,501	963,591	$14,311,655

	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	149,585	$2,481,670	1,783,451	$53,546,253	257,737	$3,863,922	122,808	$2,884,854

Reinvested dividends	2,523,377	37,547,847	2,632,624	76,977,920	342,764	4,723,285	323,660	8,894,168

Shares redeemed	(3,695,691)	(64,367,098)	(2,067,335)	(64,280,291)	(373,544)	(5,963,663)	(340,431)	(10,068,982)

Net increase (decrease)	(1,022,729)	$(24,337,581)	2,348,740	$66,243,882	226,957	$2,623,544	106,037	$1,710,040

	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	263,108	$3,821,177	103,273	$2,363,326

Reinvested dividends	293,177	3,843,546	267,851	7,071,256

Shares redeemed	(341,153)	(5,167,132)	(332,425)	(9,579,444)

Net increase (decrease)	215,132	$2,497,591	38,699	$(144,862)

256

	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,113,950	$21,049,499	4,463,358	$77,927,487	134,519	$1,191,944	20,214	$312,381

Reinvested dividends	6,066,296	54,232,686	7,161,976	121,538,733	506,748	4,297,225	604,137	9,829,305

Shares redeemed	(5,917,730)	(65,145,208)	(4,377,598)	(83,177,050)	(300,256)	(3,150,194)	(341,230)	(6,205,419)

Net increase (decrease)	2,262,516	$10,136,977	7,247,736	$116,289,170	341,011	$2,338,975	283,121	$3,936,267

	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	148,945	$1,317,495	71,440	$1,054,518

Reinvested dividends	297,972	2,458,267	321,382	5,119,610

Shares redeemed	(220,252)	(2,121,391)	(203,592)	(3,706,399)

Net increase (decrease)	226,665	$1,654,371	189,230	$2,467,729

	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	428,691	$6,526,862	4,656,830	$79,997,273	27,830	$404,604	28,592	$498,175

Reinvested dividends	8,301,579	113,980,675	3,314,634	55,486,967	283,150	3,884,819	102,054	1,706,337

Shares redeemed	(13,087,762)	(199,730,107)	(11,515,868)	(200,343,113)	(206,849)	(3,175,809)	(247,428)	(4,290,095)

Net increase (decrease)	(4,357,492)	$(79,222,570)	(3,544,404)	$(64,858,873)	104,131	$1,113,614	(116,782)	$(2,085,583)

	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	34,695	$518,489	22,498	$389,522

Reinvested dividends	133,182	1,828,588	48,744	815,483

Shares redeemed	(149,685)	(2,232,011)	(138,821)	(2,414,462)

Net increase (decrease)	18,192	$115,066	(67,579)	$(1,209,457)

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	55,065	$678,528	740,136	$19,188,225	44,846	$443,109	31,214	$578,514

Reinvested dividends	3,410,548	35,776,644	2,858,658	56,944,459	612,447	5,597,768	448,098	8,110,581

Shares redeemed	(1,519,917)	(19,817,735)	(1,740,839)	(42,397,237)	(152,858)	(1,818,208)	(159,889)	(3,456,517)

Net increase (decrease)	1,945,696	$16,637,437	1,857,955	$33,735,447	504,435	$4,222,669	319,423	$5,232,578

257

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	81,843	$847,121	28,496	$511,637

Reinvested dividends	439,800	3,685,524	293,665	5,012,863

Shares redeemed	(139,902)	(1,477,509)	(104,529)	(2,288,949)

Net increase (decrease)	381,741	$3,055,136	217,632	$3,235,551

	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	68,917	$1,177,095	790,428	$15,491,961	35,155	$565,673	18,515	$353,688

Reinvested dividends	1,710,320	26,646,782	576,586	11,231,892	182,905	2,840,515	63,349	1,230,243

Shares redeemed	(1,254,659)	(21,603,370)	(2,744,773)	(53,920,052)	(134,442)	(2,289,669)	(205,972)	(4,045,882)

Net increase (decrease)	524,578	$6,220,507	(1,377,759)	$(27,196,199)	83,618	$1,116,519	(124,108)	$(2,461,951)

	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	16,924	$282,942	16,550	$324,631

Reinvested dividends	107,121	1,660,379	38,166	740,037

Shares redeemed	(128,655)	(2,188,331)	(140,180)	(2,749,735)

Net increase (decrease)	(4,610)	$(245,010)	(85,464)	$(1,685,067)

	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	97,363	$1,099,436	1,672,188	$25,908,690	7,915	$78,106	26,401	$392,050

Reinvested dividends	3,095,882	31,051,694	1,807,740	25,904,912	246,169	2,355,837	145,721	2,008,034

Shares redeemed	(2,721,972)	(30,301,352)	(3,408,159)	(51,848,712)	(152,011)	(1,698,259)	(201,426)	(2,942,868)

Net increase (decrease)	471,273	$1,849,778	71,769	$(35,110)	102,073	$735,684	(29,304)	$(542,784)

	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	29,421	$317,935	20,874	$286,004

Reinvested dividends	172,354	1,597,719	96,088	1,290,455

Shares redeemed	(98,743)	(1,056,764)	(134,991)	(1,917,999)

Net increase (decrease)	103,032	$858,890	(18,029)	$(341,540)

258

	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	465,647	$3,738,533	3,940,411	$40,574,157	60,654	$481,615	36,341	$368,304

Reinvested dividends	3,170,028	24,377,518	2,317,598	22,944,222	153,185	1,182,585	113,707	1,129,111

Shares redeemed	(4,652,107)	(37,573,010)	(5,948,235)	(61,266,733)	(284,419)	(2,329,593)	(268,402)	(2,760,193)

Net increase (decrease)	(1,016,432)	$(9,456,959)	309,774	$2,251,646	(70,580)	$(665,393)	(118,354)	$(1,262,778)

	SA Multi-Managed International Equity Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	41,088	$307,398	32,216	$327,158

Reinvested dividends	105,844	815,000	76,570	757,274

Shares redeemed	(217,567)	(1,739,845)	(229,560)	(2,338,559)

Net increase (decrease)	(70,635)	$(617,447)	(120,774)	$(1,254,127)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,789,575	$38,515,992	8,443,315	$101,504,946	50,781	$506,774	147,204	$1,714,786

Reinvested dividends	1,812,037	18,011,646	3,383,463	39,214,342	31,396	312,078	61,911	717,545

Shares redeemed	(10,698,402)	(108,003,322)	(11,572,351)	(137,308,042)	(280,937)	(2,837,749)	(316,157)	(3,727,162)

Net increase (decrease)	(5,096,790)	$(51,475,684)	254,427	$3,411,246	(198,760)	$(2,018,897)	(107,042)	$(1,294,831)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	31,678	$311,003	69,295	$818,414

Reinvested dividends	14,932	147,825	34,035	392,420

Shares redeemed	(175,873)	(1,773,744)	(192,056)	(2,257,087)

Net increase (decrease)	(129,263)	$(1,314,916)	(88,726)	$(1,046,253)

	SA American Century Inflation Protection Portfolio
	Class 1				Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,828,994	$17,215,604	5,280,957	$54,319,930	5,052,614	$46,740,926	5,826,763	$59,584,627

Reinvested dividends	1,142,207	10,314,132	622,937	6,410,018	1,713,287	15,299,657	1,030,804	10,493,586

Shares redeemed	(3,230,464)	(30,248,570)	(3,807,972)	(39,412,627)	(5,850,094)	(54,306,463)	(5,069,900)	(51,713,530)

Net increase (decrease)	(259,263)	$(2,718,834)	2,095,922	$21,317,321	915,807	$7,734,120	1,787,667	$18,364,683

259

	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,951,204	$39,475,465	1,027,228	$24,170,191	15,168	$302,983	25,601	$595,139

Reinvested dividends	1,859,320	36,926,094	1,230,040	27,577,492	81,155	1,617,414	52,985	1,191,632

Shares redeemed	(2,037,815)	(42,835,582)	(2,549,933)	(59,889,700)	(107,202)	(2,268,541)	(99,095)	(2,323,136)

Net increase (decrease)	1,772,709	$33,565,977	(292,665)	$(8,142,017)	(10,879)	$(348,144)	(20,509)	$(536,365)

	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	18,524	$392,243	18,015	$423,029

Reinvested dividends	49,651	990,545	34,221	769,975

Shares redeemed	(83,969)	(1,734,147)	(94,858)	(2,229,423)

Net increase (decrease)	(15,794)	$(351,359)	(42,622)	$(1,036,419)

	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,487	$125,935	320,610	$5,547,726	3,071,117	$44,019,706	4,732,951	$81,907,591

Reinvested dividends	25,939	349,916	2,570	44,432	2,314,029	31,031,130	1,260,415	21,666,527

Shares redeemed	(57,978)	(894,609)	(3,816)	(67,525)	(1,461,066)	(20,460,134)	(1,005,580)	(17,213,011)

Net increase (decrease)	(23,552)	$(418,758)	319,364	$5,524,633	3,924,080	$54,590,702	4,987,786	$86,361,107

	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,243	$288,324	96	$1,156	2,052,751	$20,532,267	3,278,750	$40,514,936
Reinvested dividends	3,299	30,813	1,654	20,019	4,835,800	45,069,660	3,325,605	40,140,056
Shares redeemed	(18,902)	(183,023)	(545)	(6,706)	(4,525,904)	(45,266,919)	(4,661,951)	(57,459,299)

Net increase (decrease)	10,640	$136,114	1,205	$14,469	2,362,647	$20,335,008	1,942,404	$23,195,693

	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,388	$67,099	2,109	$26,928	1,408,119	$13,898,017	1,779,356	$21,535,012
Reinvested dividends	2,016	18,689	889	10,610	2,834,206	26,216,405	1,937,032	23,050,684
Shares redeemed	(696)	(6,772)	(222)	(2,712)	(3,274,362)	(32,383,365)	(2,759,738)	(33,553,889)

Net increase (decrease)	7,708	$79,016	2,776	$34,826	967,963	$7,731,057	956,650	$11,031,807

260

	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the year ended March 31, 2023		For the year ended March 31, 2022		For the year ended March 31, 2023		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,788	$100,190	3,477	$39,151	1,982,767	$18,475,365	3,124,289	$34,608,806
Reinvested dividends	629	5,534	681	7,505	2,098,609	18,488,741	1,004,584	11,080,561
Shares redeemed	(19,336)	(180,423)	(134)	(1,489)	(3,081,951)	(28,770,371)	(2,404,572)	(26,839,789)

Net increase (decrease)	(8,919)	$(74,699)	4,024	$45,167	999,425	$8,193,735	1,724,301	$18,849,578

Note 8.  Transactions with Affiliates:

The following Portfolio (s) incurred brokerage commissions with affiliated brokers for the year ended March 31, 2023:

Portfolio	Morgan Stanley
SA Multi-Managed Large Cap Growth	$1,538

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust and SunAmerica Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the year ended March 31, 2023, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023

American International Group, Inc.	$12,072	$—	$694,989	$61,070	$200,458	$878	$(126,103)	$430,376

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
Seasons Series Trust
SA America Century Inflation Protection Portfolio, Class 1	$108,641	$62,682	$2,330,136	$3,837,367	$171,623	$(12,382)	$(332,530)	$5,650,968
SA Columbia Focused Value Portfolio, Class 1	153,975	902,637	9,160,296	3,297,287	1,111,741	117,536	(1,738,690)	9,724,688
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	428,358	—	11,304,682	9,993,785	1,648,663	(353,007)	(713,678)	18,583,119
SA Multi-Managed International Equity Portfolio, Class 1	443,187	1,416,275	21,834,004	3,909,967	830,621	(183,884)	(2,026,931)	22,702,535
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,363,834	22,925,544	3,819,577	6,362,967	(584,373)	(5,204,183)	14,593,598
SA Multi-Managed Large Cap Value Portfolio, Class 1	387,519	3,392,450	22,532,961	5,708,025	5,651,962	156,053	(4,457,527)	18,287,550
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	638,751	2,537,562	854,594	87,434	(50,059)	(860,627)	2,394,036
SA Multi-Managed Mid Cap Value Portfolio, Class 1	51,549	874,389	6,215,555	1,483,531	225,871	15,535	(1,389,989)	6,098,761
SA Multi-Managed Small Cap Portfolio, Class 1	21,867	899,875	5,259,970	1,389,254	185,796	(55,694)	(1,331,879)	5,075,855
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	809,018	9,349,968	1,314,152	3,541,752	(845,821)	(1,302,058)	4,974,489
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	2,473,898	16,544,227	4,848,823	1,597,464	344,819	(4,151,208)	15,989,197
SA AB Small & Mid Cap Value Portfolio, Class 1	36,739	831,530	3,364,286	1,156,060	116,578	36,690	(1,213,648)	3,226,810
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	72,906	2,109,984	66,248	(2,372)	23,368	2,137,638
SA Emerging Market Equity Index, Class 1	71,412	—	3,628,337	846,217	143,049	(6,883)	(450,076)	3,874,546
SA Federated Hermes Corporate Bond Portfolio, Class 1	312,394	28,880	11,333,213	1,146,663	3,536,687	(384,123)	(499,531)	8,059,535

261

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$57,946	$493,097	$6,105,242	$1,593,468	$228,225	$(19,071)	$(1,796,400)	$5,655,014
SA Fidelity Institutional International Growth Portfolio, Class 1	848	1,116,362	11,724,813	2,371,420	503,957	(13,356)	(1,440,059)	12,138,861
SA Fixed Income Index Portfolio, Class 1	189,047	26,314	11,486,062	1,748,995	3,054,513	(153,085)	(540,022)	9,487,437
SA Fixed Income Intermediate Index Portfolio, Class 1	82,404	1,616	8,413,424	1,137,812	2,997,581	(198,176)	(7,571)	6,347,908
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	294,491	2,804,615	17,920,651	4,645,175	3,151,930	(81,046)	(3,593,003)	15,739,847
SA Franklin Small Company Value Portfolio, Class 1	23,505	712,751	3,389,447	1,024,046	116,578	34,165	(948,265)	3,382,815
SA Franklin US Equity Small Beta Portfolio, Class 1	69,447	447,514	4,083,114	858,712	138,437	24,040	(639,819)	4,187,610
SA International Index Portfolio, Class 1	115,415	12,099	4,649,442	523,225	160,295	7,561	(130,381)	4,889,552
SA Invesco Growth Opportunities Portfolio, Class 1	—	911,593	4,045,721	1,317,170	163,994	(77,390)	(1,373,649)	3,747,858
SA Invesco Main Street Large Cap Portfolio, Class 1	107,521	2,474,751	14,930,218	3,775,569	3,555,206	(62,226)	(4,090,989)	10,997,366
SA Janus Focused Growth Portfolio, Class 1	—	1,249,423	9,888,186	1,802,122	3,708,998	520,278	(2,850,749)	5,650,839
SA JPMorgan Emerging Markets Portfolio, Class 1	147,280	41,694	5,870,023	668,149	715,420	(79,939)	(897,288)	4,845,525
SA JPMorgan Equity-Income Portfolio, Class 1	374,512	2,175,267	20,361,920	4,311,287	3,387,023	117,953	(3,570,664)	17,833,473
SA JPMorgan MFS Core Bond Portfolio, Class 1	336,511	—	10,894,557	4,069,074	486,079	(60,212)	(802,396)	13,614,944
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	1,794,799	7,899,702	2,568,236	313,304	(59,917)	(2,589,040)	7,505,677
SA Large Cap Growth Index Portfolio, Class 1	59,849	2,033,507	8,613,762	11,311,401	561,550	144,815	(4,222,561)	15,285,867
SA Large Cap Index Portfolio, Class 1	270,137	1,223,906	22,160,996	4,418,640	1,679,618	462,561	(3,600,593)	21,761,986
SA Large Cap Value Index Portfolio, Class 1	137,602	588,454	8,242,354	3,011,715	1,092,217	208,423	(923,626)	9,446,649
SA MFS Blue Chip Growth, Class 1	—	2,772,205	9,268,858	10,004,554	507,961	(169)	(4,355,172)	14,410,110
SA MFS Massachusetts Investors Trust Portfolio, Class 1	57,067	990,395	—	5,671,856	93,264	(22,872)	(778,238)	4,777,482
SA Mid Cap Index Portfolio, Class 1	32,727	253,960	3,826,751	610,450	131,151	18,003	(508,304)	3,815,749
SA Morgan Stanley International Equities Portfolio, Class 1	413,930	1,565,479	14,923,952	3,382,386	568,320	(108,759)	(1,439,540)	16,189,719
SA PIMCO RAE International Value, Class 1	265,039	317,282	6,421,955	1,005,805	170,377	(11,473)	(518,659)	6,727,251
SA PineBridge High-Yield Bond Portfolio, Class 1	302,142	—	5,048,501	769,802	1,689,440	(200,593)	(192,762)	3,735,508
SA Putnam International Growth and Income Portfolio, Class 1	289,035	803,794	16,394,160	2,479,404	1,559,339	(75,537)	(463,966)	16,774,722
SA Small Cap Index Portfolio, Class 1	23,485	327,682	3,523,478	674,782	127,507	6,254	(786,723)	3,290,284
SA Wellington Government & Quality Bond Portfolio, Class 1	156,520	188,610	11,562,098	2,771,727	856,562	(170,389)	(767,209)	12,539,665

	$5,822,101	$40,021,388	$400,043,034	$124,242,268	$56,997,302	$(1,658,122)	$(69,476,835)	$396,153,043

†	Includes reinvestment of distributions paid.

262

SA Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$190,684	$110,017	$2,247,086	$7,939,845	$545,294	$(32,228)	$(516,187)	$9,093,222
SA Columbia Focused Value Portfolio, Class 1	152,439	893,630	10,653,899	2,904,157	2,140,390	184,956	(1,953,907)	9,648,715
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	934,589	—	42,490,232	5,312,254	4,806,575	(771,718)	(2,444,622)	39,779,571
SA Multi-Managed International Equity Portfolio, Class 1	410,091	1,310,513	22,368,242	2,130,425	1,583,145	181,895	(2,497,382)	20,600,035
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,252,460	24,436,997	2,546,587	7,415,800	(668,686)	(5,251,190)	13,647,908
SA Multi-Managed Large Cap Value Portfolio, Class 1	379,054	3,318,343	23,938,392	4,100,056	6,651,049	(504,515)	(3,813,320)	17,069,564
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	681,788	2,982,931	732,440	195,670	(82,691)	(931,435)	2,505,575
SA Multi-Managed Mid Cap Value Portfolio, Class 1	41,459	703,236	5,490,517	841,394	373,551	(844)	(1,143,100)	4,814,416
SA Multi-Managed Small Cap Portfolio, Class 1	19,573	805,495	5,166,257	912,540	335,566	19,677	(1,301,595)	4,461,313
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	843,160	10,593,664	952,066	3,611,754	(413,830)	(1,928,631)	5,591,515
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	2,551,258	18,555,644	2,873,589	1,245,170	207,143	(4,380,736)	16,010,470
SA AB Small & Mid Cap Value Portfolio, Class 1	44,447	1,005,982	4,417,126	1,124,104	284,610	97,286	(1,549,999)	3,803,907
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	155,253	3,769,313	261,617	(5,663)	43,406	3,700,692
SA Emerging Market Equity Index, Class 1	58,365	—	3,416,093	307,996	224,150	(26,167)	(399,508)	3,074,264
SA Federated Hermes Corporate Bond Portfolio, Class 1	577,500	53,389	16,802,858	925,934	1,850,340	(158,645)	(1,259,745)	14,460,062
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	61,824	526,096	6,923,614	1,413,487	487,370	(30,265)	(1,964,435)	5,855,031
SA Fidelity Institutional International Growth Portfolio, Class 1	805	1,059,197	12,356,262	1,291,923	894,313	(12,295)	(1,558,288)	11,183,289
SA Fixed Income Index Portfolio, Class 1	349,915	48,706	18,867,252	1,506,260	1,345,549	(71,562)	(1,127,976)	17,828,425
SA Fixed Income Intermediate Index Portfolio, Class 1	176,266	3,457	16,381,746	1,242,132	4,121,856	(150,771)	(263,749)	13,087,502
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	323,747	3,083,232	20,647,044	3,743,096	4,792,363	(370,498)	(3,731,345)	15,495,934
SA Franklin Small Company Value Portfolio, Class 1	23,440	710,785	3,663,688	794,087	231,246	74,930	(1,009,697)	3,291,762
SA Franklin US Equity Small Beta Portfolio, Class 1	74,462	479,835	5,007,803	1,032,578	1,002,399	238,643	(898,668)	4,377,957
SA International Index Portfolio, Class 1	98,568	10,333	4,318,928	182,576	284,610	21,078	(170,184)	4,067,788
SA Invesco Growth Opportunities Portfolio, Class 1	—	862,034	4,241,545	946,601	325,536	(108,248)	(1,326,900)	3,427,462
SA Invesco Main Street Large Cap Portfolio, Class 1	109,548	2,521,410	16,812,168	3,287,562	4,784,715	(58,383)	(4,352,917)	10,903,715
SA Janus Focused Growth Portfolio, Class 1	—	1,349,475	11,412,413	1,471,060	4,359,407	589,912	(3,245,573)	5,868,405
SA JPMorgan Emerging Markets Portfolio, Class 1	151,197	42,803	6,258,460	285,058	1,249,577	(96,453)	(958,095)	4,239,393
SA JPMorgan Equity-Income Portfolio, Class 1	378,685	2,199,509	22,611,129	2,946,545	4,316,880	282,977	(3,849,684)	17,674,087
SA JPMorgan MFS Core Bond Portfolio, Class 1	778,419	—	32,273,243	2,975,351	2,307,110	(280,152)	(2,063,200)	30,598,132

263

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
SA JPMorgan Mid Cap Growth Portfolio, Class 1	$—	$1,749,669	$8,493,810	$1,910,834	$622,585	$(21,843)	$(2,674,132)	$7,086,084
SA Large Cap Growth Index Portfolio, Class 1	59,476	2,020,836	9,257,867	10,567,298	1,104,881	293,066	(4,600,415)	14,412,935
SA Large Cap Index Portfolio, Class 1	264,122	1,196,652	22,560,140	2,842,966	2,476,416	721,731	(3,973,188)	19,675,233
SA Large Cap Value Index Portfolio, Class 1	165,324	707,008	10,542,575	2,342,780	1,472,914	248,163	(1,200,489)	10,460,115
SA MFS Blue Chip Growth, Class 1	—	2,703,617	10,344,605	9,119,753	1,032,733	(36,318)	(4,475,510)	13,919,797
SA MFS Massachusetts Investors Trust Portfolio, Class 1	65,676	1,139,800	—	6,445,634	186,156	(43,447)	(879,915)	5,336,116
SA Mid Cap Index Portfolio, Class 1	31,139	241,641	3,953,749	341,851	266,822	51,656	(544,694)	3,535,740
SA Morgan Stanley International Equities Portfolio, Class 1	380,878	1,440,475	15,046,325	2,097,637	1,067,289	(170,687)	(1,421,408)	14,484,578
SA PIMCO RAE International Value, Class 1	249,250	298,381	6,425,566	622,975	291,864	(19,418)	(519,672)	6,217,587
SA PineBridge High-Yield Bond Portfolio, Class 1	588,138	—	10,700,652	781,537	2,747,102	(100,956)	(713,390)	7,920,741
SA Putnam International Growth and Income Portfolio, Class 1	283,396	788,115	17,466,604	1,367,884	2,345,695	(20,972)	(691,088)	15,776,733
SA Small Cap Index Portfolio, Class 1	23,920	333,760	3,912,253	422,135	247,227	12,577	(838,073)	3,261,665
SA Wellington Government & Quality Bond Portfolio, Class 1	367,701	443,083	31,826,058	3,398,430	4,927,000	(498,962)	(1,907,294)	27,891,232

	$7,814,097	$40,489,180	$526,020,690	$102,752,730	$80,816,296	$(1,530,527)	$(80,287,930)	$466,138,667

†	Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$117,481	$67,782	$3,243,118	$3,298,232	$462,979	$(13,936)	$(414,562)	$5,649,873
SA Columbia Focused Value Portfolio, Class 1	55,355	324,502	3,961,626	1,474,194	916,297	77,866	(748,373)	3,849,016
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	778,115	—	36,051,261	4,185,379	4,533,788	(720,509)	(1,988,178)	32,994,165
SA Multi-Managed International Equity Portfolio, Class 1	199,059	636,126	10,973,421	1,142,772	1,018,957	(125,463)	(1,011,115)	9,960,658
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,187,919	12,338,371	1,421,402	3,471,904	(272,977)	(2,840,233)	7,174,659
SA Multi-Managed Large Cap Value Portfolio, Class 1	203,679	1,783,067	12,676,996	2,306,581	3,759,825	175,259	(2,481,287)	8,917,724
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	314,581	1,402,961	356,716	139,583	(52,374)	(421,210)	1,146,510
SA Multi-Managed Mid Cap Value Portfolio, Class 1	19,557	331,726	2,603,700	414,485	209,375	32,808	(573,521)	2,268,097
SA Multi-Managed Small Cap Portfolio, Class 1	11,692	481,146	3,122,645	576,979	277,323	(64,671)	(705,245)	2,652,385
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	449,596	5,959,647	546,437	2,219,615	(359,582)	(962,220)	2,964,667

264

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$1,329,271	$9,765,258	$1,590,509	$865,415	$132,740	$(2,328,972)	$8,294,120
SA AB Small & Mid Cap Value Portfolio, Class 1	21,492	486,444	2,153,845	562,713	181,458	60,973	(765,522)	1,830,551
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	81,207	2,574,947	241,311	(3,000)	27,776	2,439,619
SA Emerging Market Equity Index, Class 1	19,824	—	1,099,154	176,133	97,493	(5,266)	(133,703)	1,038,825
SA Federated Hermes Corporate Bond Portfolio, Class 1	316,747	29,283	8,167,240	1,821,886	891,359	(65,528)	(649,509)	8,382,730
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	31,517	268,196	3,627,852	699,793	327,892	(23,819)	(1,007,880)	2,968,054
SA Fidelity Institutional International Growth Portfolio, Class 1	373	490,349	5,764,711	638,914	702,755	(34,828)	(721,042)	4,945,000
SA Fixed Income Index Portfolio, Class 1	241,925	33,675	13,159,031	1,015,335	1,226,563	(68,799)	(769,027)	12,109,977
SA Fixed Income Intermediate Index Portfolio, Class 1	158,077	3,100	13,804,837	913,978	2,989,825	(125,460)	(241,078)	11,362,452
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	154,002	1,466,651	10,886,210	1,877,583	2,799,211	174,052	(2,181,427)	7,957,207
SA Franklin Small Company Value Portfolio, Class 1	13,059	396,006	2,062,552	463,841	181,458	4,895	(527,515)	1,822,315
SA Franklin US Equity Small Beta Portfolio, Class 1	40,711	262,339	2,524,627	716,253	889,375	161,380	(520,188)	1,992,697
SA International Index Portfolio, Class 1	47,829	5,014	2,100,684	99,191	153,541	(2,351)	(70,323)	1,973,660
SA Invesco Growth Opportunities Portfolio, Class 1	—	456,593	2,262,965	516,627	202,524	(86,527)	(677,900)	1,812,641
SA Invesco Main Street Large Cap Portfolio, Class 1	53,788	1,238,019	8,676,371	1,835,391	3,186,251	(102,125)	(2,159,020)	5,064,366
SA Janus Focused Growth Portfolio, Class 1	—	714,348	5,981,778	814,072	2,026,771	223,444	(1,620,734)	3,371,789
SA JPMorgan Emerging Markets Portfolio, Class 1	67,889	19,219	2,871,742	142,564	868,262	(161,879)	(325,695)	1,658,470
SA JPMorgan Equity-Income Portfolio, Class 1	211,765	1,229,987	12,638,735	1,770,172	2,513,134	150,865	(2,146,558)	9,900,080
SA JPMorgan MFS Core Bond Portfolio, Class 1	622,281	—	26,311,224	2,353,859	2,456,662	(304,932)	(1,596,841)	24,306,648
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	909,416	4,465,078	1,040,035	432,708	(29,638)	(1,383,176)	3,659,591
SA Large Cap Growth Index Portfolio, Class 1	31,646	1,075,251	5,184,296	5,245,035	781,081	201,743	(2,498,961)	7,351,032
SA Large Cap Index Portfolio, Class 1	126,705	574,061	11,167,543	1,978,858	2,321,248	720,539	(2,276,259)	9,269,433
SA Large Cap Value Index Portfolio, Class 1	90,736	388,030	5,680,228	1,172,481	784,285	134,894	(656,545)	5,546,773
SA MFS Blue Chip Growth, Class 1	—	1,377,286	5,351,654	4,889,584	705,120	(28,687)	(2,288,181)	7,219,250
SA MFS Massachusetts Investors Trust Portfolio, Class 1	41,616	722,251	—	4,112,170	156,914	(35,949)	(549,233)	3,370,074
SA Mid Cap Index Portfolio, Class 1	19,176	148,806	2,452,984	231,184	209,375	39,838	(345,743)	2,168,888
SA Morgan Stanley International Equities Portfolio, Class 1	170,028	643,043	6,777,914	1,002,678	628,124	(104,157)	(613,699)	6,434,612
SA PIMCO RAE International Value, Class 1	120,338	144,059	3,133,740	328,848	815,169	(93,900)	(213,711)	2,339,808
SA PineBridge High-Yield Bond Portfolio, Class 1	380,215	—	6,979,845	574,037	1,942,082	(169,208)	(361,229)	5,081,363
SA Putnam International Growth and Income Portfolio, Class 1	126,254	351,109	7,847,835	680,858	1,265,793	(69,930)	(258,326)	6,934,644
SA Small Cap Index Portfolio, Class 1	12,090	168,680	2,001,307	235,415	179,615	(2,027)	(418,539)	1,636,541

265

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
SA Wellington Government & Quality Bond Portfolio, Class 1	$290,326	$349,845	$25,091,804	$2,581,023	$4,184,197	$(452,800)	$(1,445,780)	$21,590,050

	$4,795,347	$20,856,776	$312,407,997	$60,379,144	$54,216,617	$(1,289,026)	$(43,870,484)	$273,411,014

†	Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$161,740	$93,317	$6,035,534	$2,456,990	$647,742	$(23,366)	$(649,244)	$7,172,172
SA Columbia Focused Value Portfolio, Class 1	36,717	215,245	2,610,768	1,264,989	614,422	48,501	(510,866)	2,798,970
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	932,052	—	43,044,222	5,283,984	5,128,630	(825,209)	(2,405,427)	39,968,940
SA Multi-Managed International Equity Portfolio, Class 1	113,280	362,004	6,169,794	799,674	595,743	(74,315)	(563,862)	5,735,548
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	736,335	7,695,317	1,003,008	2,283,119	(189,194)	(1,726,279)	4,499,733
SA Multi-Managed Large Cap Value Portfolio, Class 1	111,367	974,940	7,217,579	1,431,562	2,766,283	63,225	(1,321,841)	4,624,242
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	217,316	955,315	271,381	99,290	(39,262)	(284,924)	803,220
SA Multi-Managed Mid Cap Value Portfolio, Class 1	13,531	229,519	1,782,993	324,148	148,936	49,036	(421,660)	1,585,581
SA Multi-Managed Small Cap Portfolio, Class 1	6,984	287,399	1,843,945	388,748	173,317	(24,644)	(432,584)	1,602,148
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	333,929	3,994,899	468,440	1,293,712	(227,192)	(715,641)	2,226,794
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	833,652	6,282,993	1,140,561	762,196	147,936	(1,535,380)	5,273,914
SA AB Small & Mid Cap Value Portfolio, Class 1	14,253	322,586	1,414,628	404,420	124,113	43,069	(508,661)	1,229,343
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	37,322	3,044,266	277,689	(1,603)	30,686	2,832,982
SA Emerging Market Equity Index, Class 1	10,763	—	580,913	120,546	55,702	(2,969)	(70,941)	571,847
SA Federated Hermes Corporate Bond Portfolio, Class 1	210,295	19,442	5,327,657	1,521,779	626,839	(92,735)	(374,921)	5,754,941
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	22,729	193,417	2,493,862	647,118	242,695	(14,374)	(712,356)	2,171,555
SA Fidelity Institutional International Growth Portfolio, Class 1	240	315,375	3,656,594	487,710	614,496	(34,967)	(459,340)	3,035,501
SA Fixed Income Index Portfolio, Class 1	276,507	38,488	14,747,158	1,202,103	1,401,597	(63,851)	(887,178)	13,596,635
SA Fixed Income Intermediate Index Portfolio, Class 1	176,573	3,463	15,703,242	1,371,638	3,821,974	(200,174)	(195,377)	12,857,355
SA Franklin Small Company Value Portfolio, Class 1	7,745	234,855	1,211,440	303,424	111,702	4,204	(313,027)	1,094,339
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	103,834	988,874	7,338,451	1,416,598	2,134,784	(21,609)	(1,331,166)	5,267,490
SA Franklin US Equity Small Beta Portfolio, Class 1	30,395	195,867	1,906,938	564,118	691,347	128,728	(396,656)	1,511,781
SA International Index Portfolio, Class 1	28,050	2,940	1,215,867	71,540	474,468	15,247	(86,867)	741,319
SA Invesco Growth Opportunities Portfolio, Class 1	—	301,373	1,471,016	373,146	129,644	(76,123)	(423,679)	1,214,716
SA Invesco Main Street Large Cap Portfolio, Class 1	28,386	653,337	5,390,119	1,249,640	2,493,501	35,206	(1,335,029)	2,846,435

266

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2023
SA Janus Focused Growth Portfolio, Class 1	$—	$450,679	$3,739,231	$569,711	$1,265,434	$124,688	$(1,016,462)	$2,151,734
SA JPMorgan Emerging Markets Portfolio, Class 1	39,715	11,243	1,664,192	105,128	628,781	(32,525)	(254,886)	853,128
SA JPMorgan Equity-Income Portfolio, Class 1	139,352	809,396	8,078,647	1,353,484	1,573,240	94,423	(1,394,635)	6,558,679
SA JPMorgan MFS Core Bond Portfolio, Class 1	779,438	—	32,813,178	3,479,517	3,177,295	(393,115)	(1,984,907)	30,737,378
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	561,017	2,712,902	698,973	251,913	(4,023)	(858,936)	2,297,003
SA Large Cap Growth Index Portfolio, Class 1	17,886	607,716	3,063,850	2,918,735	447,978	130,821	(1,450,272)	4,215,156
SA Large Cap Index Portfolio, Class 1	77,042	349,055	6,787,185	1,036,970	1,430,920	315,846	(1,297,819)	5,411,262
SA Large Cap Value Index Portfolio, Class 1	58,277	249,221	3,515,842	884,709	425,533	74,055	(395,481)	3,653,592
SA MFS Blue Chip Growth, Class 1	—	903,361	3,746,243	3,064,666	582,638	17,526	(1,542,761)	4,703,036
SA MFS Massachusetts Investors Trust Portfolio, Class 1	34,932	606,246	—	3,484,643	129,301	(28,490)	(462,399)	2,864,453
SA Mid Cap Index Portfolio, Class 1	12,090	93,820	1,531,604	180,249	136,524	20,436	(211,442)	1,384,323
SA Morgan Stanley International Equities Portfolio, Class 1	104,373	394,738	4,117,476	715,371	397,162	(64,294)	(370,364)	4,001,027
SA PIMCO RAE International Value, Class 1	66,420	79,513	1,726,854	229,885	154,483	(10,476)	(134,733)	1,657,047
SA PineBridge High-Yield Bond Portfolio, Class 1	310,708	—	5,649,026	608,065	1,646,098	(42,999)	(387,682)	4,180,312
SA Putnam International Growth and Income Portfolio, Class 1	84,104	233,890	5,178,316	570,899	864,765	92,488	(306,682)	4,670,256
SA Small Cap Index Portfolio, Class 1	8,208	114,515	1,343,119	190,054	123,671	16,572	(299,855)	1,126,219
SA Wellington Government & Quality Bond Portfolio, Class 1	353,532	426,010	29,032,449	2,754,257	2,997,936	(361,001)	(1,898,839)	26,528,930

	$4,371,518	$13,444,093	$264,828,680	$50,456,847	$43,947,613	$(1,426,503)	$(31,900,375)	$238,011,036

†	Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets.

At March 31, 2023 the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.50%	98.50%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.55	99.45	—	—	—	—	—	—
SA Multi-Managed Income/Equity	0.55	99.45	—	—	—	—	—	—
SA Multi-Managed Income	0.94	99.06	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	4.81	95.19	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.21	23.12	0.80	1.79	2.01	1.07	64.17	6.83
SA Multi-Managed Large Cap Growth	0.09	12.35	1.22	3.94	3.69	1.94	40.32	36.45
SA Multi-Managed Large Cap Value	0.03	5.94	0.83	3.29	3.07	1.60	44.38	40.86
SA Multi-Managed Mid Cap Growth	0.46	22.86	0.49	1.45	1.52	0.69	37.28	35.25

267

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Mid Cap Value	0.11%	15.88%	0.79%	3.06%	2.41%	1.14%	53.68%	22.93%
SA Multi-Managed Small Cap	0.19	12.54	0.89	2.83	2.48	1.48	33.34	46.25
SA Multi-Managed International Equity	0.18	7.79	1.84	7.27	6.60	3.19	46.20	26.93
SA Multi-Managed Diversified Fixed Income	0.05	2.87	5.16	2.40	5.13	4.26	59.44	20.69
SA American Century Inflation Protection Portfolio	3.66	58.16	1.12	0.88	1.42	0.88	23.63	10.25
SA Columbia Focused Value	0.07	5.74	0.84	2.90	2.88	1.15	52.98	33.44
SA Allocation Growth	7.18	92.82	—	—	—	—	—	—
SA Allocation Moderate Growth	7.44	92.56	—	—	—	—	—	—
SA Allocation Moderate	7.68	92.32	—	—	—	—	—	—
SA Allocation Balanced	8.32	91.68	—	—	—	—	—	—

Note 9.  Investment Concentration:

The International Equity Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios’ concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit:

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the year ended March 31, 2023, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	4	$146	$256,250	5.56%
SA Multi-Managed Moderate Growth	4	398	693,750	5.56
SA Multi-Managed Income/Equity	4	185	350,000	5.56
SA Multi-Managed Income	5	140	190,000	5.63
SA Putnam Asset Allocation Diversified Growth	117	2,298	144,872	4.83

268

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Large Cap Growth	127	$3,489	$262,205	3.76%
SA Multi-Managed Large Cap Value	136	10,940	752,941	3.69
SA Multi-Managed Mid Cap Growth	27	284	160,185	3.00
SA Multi-Managed Mid Cap Value	50	258	52,000	3.86
SA Multi-Managed Small Cap	96	1,058	100,260	4.40
SA Multi-Managed International Equity	82	1,878	203,963	4.17
SA Multi-Managed Diversified Fixed Income	1	120	975,000	4.43
SA American Century Inflation Protection	4	186	993,750	1.68

As of March 31, 2023, SA Putnam Asset Allocation Diversified Growth had an outstanding borrowings of $175,000.

Note 11.  Security Transactions with Affiliated Portfolios:

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2023, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Multi-Managed Large Cap Value	$168,571	$438,527	$26,893
SA Multi-Managed Mid Cap Value	36,084	22,989	9,031
SA T. Rowe Price Growth Stock	225,669	—	—

Note 12.  Interfund Lending Agreement:

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2023, none of the Portfolios participated in this program.

Note 13.  Other Matters:

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and has negatively affected, and may continue to negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

269

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Multi-Managed Growth Portfolio Class 1
03/31/19	$17.02	$0.09	$1.05	$1.14	$(0.18)	$(1.61)	$(1.79)	$16.37	7.37%	$9,349	1.25%	0.54%	55%
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.27	(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.27	(0.38)	68
03/31/23	13.20	0.01	(2.44)	(2.43)	—	(1.86)	(1.86)	8.91	(17.37)	7,458	1.25	0.12	61

SA Multi-Managed Growth Portfolio Class 2
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	0.39	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.42	(0.53)	68
03/31/23	13.14	(0.00)	(2.43)	(2.43)	—	(1.86)	(1.86)	8.85	(17.44)	13,950	1.40	(0.03)	61

SA Multi-Managed Growth Portfolio Class 3
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	0.29	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.52	(0.63)	68
03/31/23	13.06	(0.01)	(2.42)	(2.43)	—	(1.86)	(1.86)	8.77	(17.56)	13,276	1.50	(0.13)	61

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Growth Portfolio Class 1.	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2.	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3.	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Growth Portfolio Class 1.	0.04%	0.07%	0.07%	0.07%	0.29%
SA Multi-Managed Growth Portfolio Class 2.	0.04	0.07	0.07	0.07	0.29
SA Multi-Managed Growth Portfolio Class 3.	0.04	0.07	0.07	0.07	0.29

See Notes to Financial Statements

270

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/19	$12.90	$0.13	$0.66	$0.79	$(0.18)	$(0.90)	$(1.08)	$12.61	6.67%	$9,208	1.08%	1.04%	53%
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	0.66	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.10	0.16	70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.09	0.16	60
03/31/23	10.74	0.06	(1.63)	(1.57)	—	(1.17)	(1.17)	8.00	(14.01)	6,500	1.11	0.75	59

SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	0.89	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	0.50	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.24	0.01	60
03/31/23	10.72	0.05	(1.64)	(1.59)	—	(1.17)	(1.17)	7.96	(14.24)	28,876	1.26	0.60	59

SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	0.78	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	0.41	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.34	(0.09)	60
03/31/23	10.70	0.04	(1.63)	(1.59)	—	(1.17)	(1.17)	7.94	(14.26)	22,749	1.36	0.50	59

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Moderate Growth Portfolio Class 1	0.03%	0.05%	0.05%	0.05%	0.16%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.03	0.05	0.05	0.05	0.16
SA Multi-Managed Moderate Growth Portfolio Class 3	0.03	0.05	0.05	0.05	0.16

See Notes to Financial Statements

271

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover

SA Multi-Managed Income/Equity Portfolio Class 1
03/31/19	$11.19	$0.19	$0.53	$0.72	$(0.23)	$(0.52)	$(0.75)	$11.16	6.86%	$8,087	1.10	%(1)	1.71	%(1)	51%
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(1)	1.22	(1)	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.15		0.55		60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.15		0.64		47
03/31/23	9.24	0.12	(1.24)	(1.12)	(0.07)	(0.54)	(0.61)	7.51	(11.79)	4,453	1.18		1.47		52

SA Multi-Managed Income/Equity Portfolio Class 2
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(1)	1.56	(1)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(1)	1.07	(1)	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.30		0.40		60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.30		0.49		47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.05)	(0.54)	(0.59)	7.51	(11.90)	19,375	1.33		1.32		52

SA Multi-Managed Income/Equity Portfolio Class 3
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(1)	1.46	(1)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(1)	0.97	(1)	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.40		0.30		60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.40		0.39		47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.04)	(0.54)	(0.58)	7.52	(11.91)	12,519	1.43		1.22		52

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%	0.04%	0.17%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04	0.04	0.17
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04	0.04	0.17

See Notes to Financial Statements

272

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover

SA Multi-Managed Income Portfolio Class 1
03/31/19	$11.05	$0.23	$0.33	$0.56	$(0.25)	$(0.30)	$(0.55)	$11.06	5.39%	$5,122	1.14	%(1)	2.07	%(1)	49%
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(1)	1.67	(1)	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.24		0.90		48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.23		1.02		41
03/31/23	9.70	0.17	(1.02)	(0.85)	(0.15)	(0.32)	(0.47)	8.38	(8.61)	2,987	1.25		1.96		48

SA Multi-Managed Income Portfolio Class 2
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(1)	1.92	(1)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(1)	1.52	(1)	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.39		0.74		48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.38		0.87		41
03/31/23	9.69	0.16	(1.03)	(0.87)	(0.13)	(0.32)	(0.45)	8.37	(8.82)	16,079	1.40		1.81		48

SA Multi-Managed Income Portfolio Class 3
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(1)	1.82	(1)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(1)	1.41	(1)	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.49		0.65		48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.48		0.77		41
03/31/23	9.69	0.15	(1.02)	(0.87)	(0.12)	(0.32)	(0.44)	8.38	(8.85)	9,397	1.50		1.71		48

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1.	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2.	0.00	0.00
SA Multi-Managed Income Portfolio Class 3.	0.00	0.00
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%	0.03%	0.19%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03	0.03	0.19
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03	0.03	0.20

See Notes to Financial Statements

273

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/19	$12.15	$0.18	$0.08	$0.26	$(0.25)	$(0.44)	$(0.69)	$11.72	2.43	%(3)	$14,836	0.93	%(1)	1.47	%(1)	101%
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)		12,257	0.91	(1)	1.68	(1)	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93		16,639	0.86		1.29		77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77		13,475	0.85		1.00		102
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)		10,266	0.90		1.53		50

SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26	(3)	50,708	1.08	(1)	1.32	(1)	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)		42,497	1.06	(1)	1.54	(1)	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75		56,213	1.01		1.14		77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62		46,756	1.00		0.85		102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)		35,792	1.05		1.37		50

SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25	(3)	100,587	1.18	(1)	1.23	(1)	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)		97,057	1.16	(1)	1.42	(1)	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59		139,730	1.11		1.04		77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44		151,309	1.10		0.75		102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)		135,871	1.15		1.28		50

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00
(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.12%	0.15%	0.15%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.12	0.15	0.15	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.12	0.15	0.15	0.15	0.15

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

274

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/19	$27.31	$0.01	$2.29	$2.30	$—	$(6.91)	$(6.91)	$22.70	10.40%	$328,479	0.88%	0.03%	30%
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89	(0.17)	44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87	(0.46)	32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87	(0.58)	30
03/31/23	23.89	(0.07)	(4.61)	(4.68)	—	(2.89)	(2.89)	16.32	(18.44)	221,588	0.90	(0.40)	26

SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03	(0.12)	30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04	(0.32)	44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02	(0.61)	32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02	(0.73)	30
03/31/23	22.44	(0.09)	(4.35)	(4.44)	—	(2.89)	(2.89)	15.11	(18.56)	28,749	1.05	(0.55)	26

SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13	(0.22)	30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14	(0.42)	44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12	(0.71)	32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12	(0.83)	30
03/31/23	21.55	(0.10)	(4.19)	(4.29)	—	(2.89)	(2.89)	14.37	(18.64)	22,304	1.15	(0.65)	26

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

See Notes to Financial Statements

275

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover

SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/19	$15.32	$0.07	$1.52	$1.59	$(0.10)	$(2.45)	$(2.55)	$14.36	11.68%	$445,895	0.77	%(1)	0.44	%(1)	45%
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(1)	0.23	(1)	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.73		(0.13)		45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.73		(0.29)		42
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.77		(0.04)		46

SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(1)	0.28	(1)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(1)	0.08	(1)	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.88		(0.28)		45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.88		(0.44)		42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.92		(0.19)		46

SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(1)	0.19	(1)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(1)	(0.02	)(1)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	0.98		(0.38)		45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	0.98		(0.54)		42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.02		(0.29)		46

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00

(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%	0.08%	0.07%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08	0.08	0.07
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08	0.08	0.07

See Notes to Financial Statements

276

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/19	$16.72	$0.31	$0.30	$0.61	$(0.34)	$(2.01)	$(2.35)	$14.98	4.25%	$702,244	0.79%	1.92%	36%
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80	1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	1.60	39

SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	1.46	39

SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.36	39

SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	(0.56)	60
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	(0.20)	48

SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	(0.35)	48

SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	(0.45)	48

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

277

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/19	$16.79	$0.18	$0.04	$0.22	$(0.16)	$(1.15)	$(1.31)	$15.70	1.65%	$195,861	0.94%		1.08%		29%
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95		0.92		29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95		0.67		29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96		1.17		31

SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10		0.77		29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10		0.51		29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11		1.02		31

SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20		0.67		29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20		0.41		29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21		0.92		31

SA Multi-Managed Small Cap Portfolio Class 1
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(1)(2)	0.19	(1)(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96	(1)	0.24	(1)	65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	(1)	0.26	(1)	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	(1)	0.15	(1)	50
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	(1)	0.39	(1)	41

SA Multi-Managed Small Cap Portfolio Class 2
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(1)(2)	0.03	(1)(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	(1)	0.10	(1)	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	(1)	0.11	(1)	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	(1)	0.00	(1)	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	(1)	0.24	(1)	41

SA Multi-Managed Small Cap Portfolio Class 3
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(1)(2)	(0.07	)(1)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	(1)	(0.01	)(1)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	(1)	0.01	(1)	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	(1)	(0.10	)(1)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	(1)	0.14	(1)	41

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed Mid Cap Value Class 1	—%	—%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	—	—	—	—	—
SA Multi-Managed Mid Cap Value Class 3	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements and waivers (based on average net assets):

03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00

See Notes to Financial Statements

278

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed International Equity Portfolio Class 1
03/31/19	$9.69	$0.21	$(0.66)	$(0.45)	$(0.26)	$—	$(0.26)	$8.98	(4.44)%	$410,320	0.99	%(1)	2.27	%(1)	22%
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.04	(1)	1.88	(1)	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	0.97	(1)	1.27	(1)	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.00	(1)	1.55	(1)	18
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.03	(1)	2.03	(1)	13

SA Multi-Managed International Equity Portfolio Class 2
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(1)	2.07	(1)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.19	(1)	1.61	(1)	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.12	(1)	1.15	(1)	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.15	(1)	1.41	(1)	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.18	(1)	1.89	(1)	13

SA Multi-Managed International Equity Portfolio Class 3
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(1)	1.96	(1)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.29	(1)	1.53	(1)	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.22	(1)	1.04	(1)	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.25	(1)	1.31	(1)	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.28	(1)	1.78	(1)	13

SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69		2.49		45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68		1.88		41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68		1.68		39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70		2.09		38

SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84		2.34		45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84		1.73		41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83		1.53		39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85		1.93		38

SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94		2.24		45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94		1.64		41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93		1.43		39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95		1.83		38

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04

See Notes to Financial Statements

279

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA American Century Inflation Protection Portfolio Class 1
03/31/19	$9.64	$0.12	$0.10	$0.22	$(0.36)	$—	$(0.36)	$9.50	2.40%	$337,714	0.60%	1.24%	22%
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59	2.09	31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.59	0.42	43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.59	3.51	109
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.59	4.48	57

SA American Century Inflation Protection Portfolio Class 3
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	1.02	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.84	4.20	57

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA American Century Inflation Protection Portfolio Class 1	0.05%	0.05%	0.05%	0.05%	0.06%
SA American Century Inflation Protection Portfolio Class 3	0.05	0.05	0.05	0.05	0.06

See Notes to Financial Statements

280

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Columbia Focused Value Portfolio Class 1
03/31/19	$20.36	$0.58	$(0.51)	$0.07	$(0.84)	$(1.96)	$(2.80)	$17.63	1.76%	$273,629	0.72%	2.95%	16%
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	0.72	1.58	14

SA Columbia Focused Value Portfolio Class 2
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87	2.80	16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	0.87	1.44	14

SA Columbia Focused Value Portfolio Class 3
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97	2.70	16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	0.97	1.34	14

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Columbia Focused Value Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Columbia Focused Value Portfolio Class 1	0.32%	0.32%	0.32%	0.31%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.32	0.32	0.32	0.31	0.32
SA Columbia Focused Value Portfolio Class 3	0.32	0.32	0.32	0.31	0.32

See Notes to Financial Statements

281

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Allocation Growth Portfolio Class 1
03/31/19	$14.45	$0.33	$0.07	$0.40	$(0.54)	$(1.05)	$(1.59)	$13.26	4.14%	$150	0.15%	2.32%	20%
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15	1.29	26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.13	1.57	29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.12	0.45	10
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.12	1.40	15

SA Allocation Growth Portfolio Class 3
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40	1.55	20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40	1.09	26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.37	1.18	15

SA Allocation Moderate Growth Portfolio Class 1
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12	1.42	18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12	1.67	22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.12	1.31	12

SA Allocation Moderate Growth Portfolio Class 3
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37	1.67	18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37	1.25	22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.37	1.31	12

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Allocation Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

282

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Allocation Moderate Portfolio Class 1
03/31/19	$11.61	$0.19	$0.16	$0.35	$(0.56)	$(1.20)	$(1.76)	$10.20	4.52%	$213	0.13%	1.77%	19%
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13	1.90	26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.13	1.72	24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.12	1.46	12
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.13	1.90	13

SA Allocation Moderate Portfolio Class 3
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38	1.79	19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38	1.33	26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.38	1.36	13

SA Allocation Balanced Portfolio Class 1
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13	2.29	22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14	1.76	31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.14	0.89	14

SA Allocation Balanced Portfolio Class 3
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38	2.01	22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39	1.52	31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.39	1.45	14

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	03/31/23
SA Allocation Moderate Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

283

SEASONS SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the nineteen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (nineteen portfolios (each a “Portfolio” and collectively the “Portfolios”) constituting Seasons Series Trust) as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Seasons Series Trust

SA Allocation Balanced Portfolio

SA Allocation Growth Portfolio

SA Allocation Moderate Growth Portfolio

SA Allocation Moderate Portfolio

SA American Century Inflation Protection Portfolio

SA Columbia Focused Value Portfolio

SA Multi-Managed Diversified Fixed Income Portfolio

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed International Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Large Cap Value Portfolio

SA Multi-Managed Mid Cap Growth Portfolio

SA Multi-Managed Mid Cap Value Portfolio

SA Multi-Managed Moderate Growth Portfolio

SA Multi-Managed Small Cap Portfolio

SA Putnam Asset Allocation Diversified Growth Portfolio

SA T. Rowe Price Growth Stock Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agents,

284

SEASONS SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM (continued)

brokers and selling or agent banks; when replies were not received by a transfer agent, broker, or selling or agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

May 26, 2023

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

285

SEASONS SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

March 31, 2023 (unaudited)

At a meeting held on October 13, 2022, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): American Century Investment Management, Inc. (“American Century”), Columbia Management Investment Advisers, LLC (“Columbia”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”),1 T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and

[1]	The Board also approved the continuation of the Sub-Subadvisory Agreement between SIMNA and Schroder Investment Management North America Limited.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

March 31, 2023 (unaudited) — (continued)

control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

March 31, 2023 (unaudited) — (continued)

considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended May 31, 2022 from Broadridge and performance information as of May 31, 2022 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•

SA Allocation Balanced Portfolio (advised by SunAmerica).    The Board considered that the Portfolio’s actual management fees and total expenses were above the median of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed slightly below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and ten-year periods and above the medians for the three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

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SA Allocation Growth Portfolio (advised by SunAmerica).    The Board considered that the Portfolio’s actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians of its Performance Group for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

•

SA Allocation Moderate Portfolio (advised by SunAmerica).    The Board considered that the Portfolio’s actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed slightly below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period, above the medians for the three- and five-year periods and at the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s recent performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

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•

SA Allocation Moderate Growth Portfolio (advised by SunAmerica).    The Board considered that the Portfolio’s actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

•

SA Columbia Focused Value Portfolio (subadvised by Columbia).    The Board considered that the Portfolio’s actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.

The Board also considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the one-, three-, five- and ten-year periods.

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SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board also considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management’s discussion of the Portfolio’s performance.

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SA Multi-Managed Growth Portfolio (components subadvised by J.P. Morgan, MSIM, and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that effective August 1, 2022, SunAmerica added an expense limitation of 1.27%, 1.42% and 1.52% on Class 1, Class 2 and Class 3 shares, respectively, and had agreed to further lower those expense limitations by 20 basis points for each class of shares, effective November 1, 2022. The Board further noted that SunAmerica had also contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 27 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of the Portfolio’s Performance Group for same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

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SA Multi-Managed Income Portfolio (components subadvised by MSIM and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that effective August 1, 2022, SunAmerica added an expense limitation of 1.23%, 1.38% and 1.48% on Class 1, Class 2 and Class 3 shares, respectively, and had agreed to further lower those expense limitations by 5 basis points for each class of shares, effective November 1, 2022. The Board further noted that SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 8 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board also noted that performance was below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

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SA Multi-Managed Income/Equity Portfolio (components subadvised by MSIM and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset

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allocation and administration. The Board noted that effective August 1, 2022, SunAmerica added an expense limitation of 1.15%, 1.30% and 1.40% on Class 1, Class 2 and Class 3 shares, respectively, and had agreed to further lower those expense limitations by 2 basis points for each class of shares, effective November 1, 2022. The Board further noted that SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 6 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Universe for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

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SA Multi-Managed International Equity Portfolio (advised/subadvised by SunAmerica, SIMNA and T. Rowe Price).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed below its benchmark index for the one- and ten-year periods but above that index for the three- and five-year periods. The Board noted that the Portfolio performed above the medians of its Performance Universe for the one- and five-year periods and below the medians for the three- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took account of management’s discussion of the Portfolio’s performance and noted that management replaced one of the Subadvisers in 2014 and another in 2017.

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SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SunAmerica, GSAM and MSIM).    The Board considered that the Portfolio’s actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that the Portfolio is managed by multiple Subadvisers and that SunAmerica replaced one Subadviser in May 2019.

•

SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SunAmerica, American Century and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-, five- and ten-year periods. The Board also considered that performance was above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in 2015.

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SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of the Portfolio’s Performance Group for the one- and three-year periods, at the median for the five-year period and above the median for the ten-year period. The Board took into consideration management’s discussion of the Portfolio’s performance.

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SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and MFS).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below that index for the ten-year period. The Board also considered that performance was below the medians of the Portfolio’s Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

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•

SA Multi-Managed Moderate Growth Portfolio (components subadvised by J.P. Morgan, MSIM and Wellington).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that effective August 1, 2022, SunAmerica added an expense limitation of 1.09%, 1.24% and 1.34% on Class 1, Class 2 and Class 3 shares, respectively, and had agreed to further lower those expense limitations by 5 basis points for each class of shares, effective November 1, 2022. The Board also noted SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 10 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that performance was below the medians of the Portfolio’s Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

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SA Multi-Managed Small Cap Portfolio (advised/subadvised by SunAmerica, J.P. Morgan and SIMNA).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below the index for the ten-year period. The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and ten-year periods and above the median for the five-year period. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that SIMNA had replaced one of the Subadvisers in November 2019.

•

SA American Century Inflation Protection Portfolio (subadvised by American Century).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is voluntarily waiving 0.06% of is advisory fee.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that American Century took over as Subadviser to the Portfolio in February 2022 and therefore performance is not fully reflective of the track record of the new Subadviser.

•

SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is currently waiving 15 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one- and three-year periods, below the median for the five-year period and above the median for the ten-year period. The Board took into consideration management’s discussion of the Portfolio’s performance.

•

SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price).    The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio’s performed below the medians of its Performance Group for the same periods. The Board took into consideration management’s discussion of the Portfolio’s performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the

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adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

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The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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March 31, 2023 (unaudited) — (continued)

FOR THE TRUST IN CONNECTION WITH THE SEPARATION PLAN

The Board, including the Independent Trustees, met on September 22, 2022 and October 13, 2022 (together, the “Board Meeting”) to evaluate, among other matters, AIG’s intention to sell its entire interest in Corebridge over time following an initial public offering of Corebridge’s common stock (the “Separation Plan”), and to determine whether to approve new Investment Advisory and Management Agreements (the “New Advisory Agreements”) and Subadvisory and Sub-Subadvisory Agreements (the “New Subadvisory Agreements” and, collectively with the New Advisory Agreements, the “New Agreements”) for the Trust, on behalf of their respective Portfolios, and to recommend approval of the New Advisory Agreements to the shareholders of the Trust’s portfolios (collectively, the “Portfolios”). At the Board Meeting and throughout the process of considering the Separation Plan, the Independent Trustees were assisted in their review, and were advised, by independent legal counsel and met with counsel in executive sessions separate from representatives of SunAmerica.

The Board was aware that the implementation of the Separation Plan may not result immediately in a change of control of SunAmerica (a “Change of Control Event”) but also recognized that the Separation Plan contemplates a series of transactions that may be deemed to constitute one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of the New Advisory Agreements and any new advisory agreements that may become effective upon certain Change of Control Events in the future (the “Future Advisory Agreements”) will allow the Portfolios to benefit from the continuation of services by SunAmerica and its affiliates throughout the implementation of the Separation Plan without the need for multiple shareholder meetings. The Board further considered that the expenses associated with obtaining shareholder approval of the New Advisory Agreements would be split equally between SunAmerica and the Trust, in consideration of the fact that the proxy solicitation process will include multiple proposals, including proposals unrelated to the Separation Plan.

A substantial portion of the Board’s review was conducted in connection with its annual consideration of the renewal (the “Annual Renewals”) of the current Investment Advisory and Management Agreement (the “Current Advisory Agreement”) and Subadvisory and Sub-Subadvisory Agreements (the “Current Subadvisory Agreements” and together with the Current Advisory Agreement, the “Current Agreements”) of the Trust, which also occurred during the Board Meeting. During the review process that led to its renewal of the Current Agreements, the Board considered that it was also being asked to consider approval of the New Agreements in connection with the Separation Plan.

Prior to the Board Meeting, the Independent Trustees requested certain detailed information from SunAmerica regarding the Separation Plan, the Trust and the New Agreements, as well as the Annual Renewals, and reviewed the responses thereto. The Board communicated with senior representatives of SunAmerica regarding their personnel, operations and financial condition. The Board also reviewed the terms of the Separation Plan and considered its possible effects on the Portfolios and their shareholders. In this regard, the Trustees spoke with representatives of SunAmerica during the Board Meeting and, with respect to the Independent Trustees, in private sessions with their independent counsel to discuss the anticipated effects of the Separation Plan.

In connection with the Annual Renewals, the Board received materials related to certain factors used in its consideration whether to renew the Current Agreements. The Board also relied on this information in relation to its consideration whether to approve the New Agreements. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Trust’s subadvisers and sub-subadvisers (collectively, the “Subadvisers”);

(3)	the size and structure of the investment advisory fee and any other material payments to SunAmerica and the Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by SunAmerica and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which SunAmerica realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of SunAmerica and the Subadvisers and their affiliates; and

(7)	the fees paid by SunAmerica to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the

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economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by SunAmerica in light of the services provided by SunAmerica and the Subadvisers.

In addition to the information the Board received and considered in approving the Current Agreements, SunAmerica also provided information relating to the New Advisory Agreements, including, but not limited to, the Separation Plan, the expected benefits and costs to shareholders of the Trust, and the expected management and operation of SunAmerica after a Change of Control Event. The Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of SunAmerica and its affiliates that render administrative, distribution, compliance, and other services to the Trust. The Independent Trustees were also provided with legal memoranda discussing their fiduciary duties related to the approval of the Current Agreements, the New Agreements as well as considerations relevant to the Separation Plan.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the New Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees. The Board and the Independent Trustees did not identify any single matter or particular data point that, in isolation, would be controlling in their decision to approve the New Agreements. Rather, the Board and the Independent Trustees considered the total mix of information provided. The following summary describes the key factors considered by the Board and the Independent Trustees and the conclusions that formed the basis for approving the New Agreements, in light of the legal advice furnished to them by independent legal counsel and their own business judgment. The following list of factors is not inclusive of all factors that were considered.

Nature, Quality and Extent of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services. The Board also considered that no material changes in SunAmerica’s management or operations are expected as a result of the Separation Plan and that the Separation Plan is not expected to have an effect on SunAmerica’s performance or delivery of services under the New Advisory Agreements relative to SunAmerica’s performance or delivery of services under the Current Advisory Agreement.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios in addition to current and projected staffing levels and compensation practices. The Board also considered the compensation program for SunAmerica’s investment professionals. The Board considered that no material changes to any Portfolio’s investment management team or SunAmerica’s compensation practices are expected to occur as a result of the Separation Plan.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. In connection with the Annual Renewals, the Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing

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levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement. The Board further considered that no material changes to SunAmerica’s risk management processes and compliance policies and procedures were expected to result from the anticipated change of control of SunAmerica.

In connection with the Annual Renewals, the Board also reviewed and considered the Adviser’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board considered that the nature, extent and quality of the services provided to the Portfolios by the Adviser and each Subadviser were expected to remain unchanged after the change of control of the Adviser that would result from the implementation of the Separation Plan.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by SunAmerica and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively. The Board also received performance data and expense information prepared by management.

The Trustees noted that the expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended May 31, 2022 from Broadridge and performance information as of May 31, 2022 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance in connection with the Annual Renewals, the Board noted that it considered expense and performance information for each Portfolio provided by Broadridge and management in making its determination to renew the Current Advisory Agreement. For Portfolios with periods of relative underperformance, the Board considered management’s explanations of and plans to address that underperformance. The Board also reviewed Portfolios with higher expenses relative to their respective Expense Groups/Universes and considered management’s discussions in that regard. In particular,

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the Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each Subadviser in connection with a Portfolio’s investment objectives/strategies. The Board also considered that the Separation Plan is not expected to result in any changes to the contractual investment advisory fees charged to the Portfolios, nor a reduction in any fee waiver or expense limitation agreed to by SunAmerica with respect to the Portfolios.

Ultimately, the Board and the Independent Trustees concluded that SunAmerica has a strong long-term record of effectively managing each of the Portfolios and monitoring the effectiveness of the contributions made by each of the Subadvisers. The Board and the Independent Trustees further concluded that SunAmerica was applying appropriate discipline and oversight to ensure that each Portfolio adhered to its stated investment objective and strategies and that SunAmerica’s record in managing each Portfolio supported the conclusion that its continued management should benefit each Portfolio and its shareholders.

Cost of Services & Benefits Derived

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. In its considerations with respect to the Annual Renewals, the Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

Also in connection with the Annual Renewals, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board considered that the benefits derived by SunAmerica and its affiliates were not expected to change materially as a result of the anticipated change of control of SunAmerica. The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios would continue to be reasonable.

Profitability and Economies of Scale

The Board considered that SunAmerica is unable to estimate the profitability of the New Advisory Agreements to itself or its affiliates, because the Separation Plan has not yet commenced and the New Advisory Agreements are not yet in effect. The Board noted, however, that in connection with the Annual Renewals, it received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios in connection with the Current Advisory Agreement. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust under the Current Advisory Agreement was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by

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an independent information service, Broadridge, and noted that SunAmerica’s profitability under the Current Advisory Agreement was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement, except that sub-subadvisory fees are paid by the respective Subadviser to the Sub-Subadviser. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. The Board considered that the multiple fee waivers and expense limitations agreed to by SunAmerica were expected to continue unchanged after the change of control of SunAmerica that would result from the Separation Plan.

It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner and would continue to be shared after implementation of the Separation Plan.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Considerations Specific to the Separation Plan

The Board considered the expected impact of the Separation Plan on SunAmerica and its ability to serve the Portfolios. The Board also considered the expected advantages and disadvantages to shareholders as a result of the Separation Plan. The Board and the Independent Trustees noted in particular that the terms of the New Agreements are substantially identical to those of the Current Agreements; that the advisory and subadvisory fee rates under the New Agreements are identical to those under the Current Agreements; that the fee waivers and expense limitations agreed to by SunAmerica with respect to any Portfolio will not change; that the nature, extent and quality of the services to be provided by SunAmerica pursuant to the New Advisory Agreements and by the Subadvisers pursuant to the New Subadvisory Agreements are expected to be provided with the same level of commitment; that the continued retention of SunAmerica and the Subadvisers would minimize the disruption of the Portfolios’ operations and would not cause the Trust to incur additional costs and expenses that would be necessary if a new investment adviser were to be hired; and that the key personnel serving the Trust are expected to continue to be retained after the change of control of SunAmerica. The Board and the Independent Trustees also considered the strength of SunAmerica’s relationships with and historical management of the Subadvisers, as well as potential disadvantages of the Separation Plan to Portfolio shareholders, such as the potential eventual loss of affiliation with the AIG name brand. Based on the information provided by SunAmerica, the Board and the Independent Trustees concluded that the Separation Plan is not likely to result in any diminution of SunAmerica’s financial resources or its ability to continue to serve the Trust, or to otherwise destabilize SunAmerica or its management or personnel.

On the basis of these and other factors, the Board, and the Independent Trustees separately, concluded that the continued engagement of SunAmerica and the Subadvisers to provide investment advisory and management services to the Trust would be in the best interests of the Trust and their respective Portfolios. The Board, and the Independent Trustees separately, then voted unanimously (i) to approve the New Agreements, including the advisory and subadvisory fee rates proposed in the New Agreements, in respect of each Portfolio for a period not to exceed two years commencing immediately following shareholder approval of the New Advisory Agreements, and (ii) to recommend to shareholders of each Portfolio that they approve the New Advisory Agreements.

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TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees

Jane Jelenko Age: 74	Trustee	2006 – Present	Former Partner of KPMG LLP and Managing Director of BearingPoint, Inc. (formerly KPMG Consulting) (Retired in 2003).	80	Director, Countrywide Bank (banking) (2003-2008); Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray(4) Age: 78	Trustee	2001 – Present	Former Partner, O’Melveny & Myers LLP (law firm) (Retired in 2000).	80	Director, Advance Auto Parts, Inc. (retail–auto and home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director, DineEquity (services — restaurant) (2004 – Present); Director, Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2018).

Bruce G. Willison Age: 74	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009 –2010); Chairman of Tyfone, Inc. - Portland, OR (2018 –Present); Chairman of Catholic Schools Collaborative (2011 –Present).	80	Director, GrandPoint Bank (banking) (2011 – Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Tracey C. Doi Age: 62	Trustee	2021 – Present	Chief Financial Officer, Group Vice President of Toyota Motor North America (2000-2022); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017-Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020-Present).	80	Director, Quest Diagnostics (2021 –Present); Director, City National Bank (banking) (2016-2022).

Charles H. Self III Age: 65	Trustee	2021 – Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None

Martha B. Willis(5) Age: 62	Trustee	2023 – Present	President and Founder, MBW Consulting (August 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020–March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Chair of the Board, Nuveen UCITS funds (investment funds) (2019-2021)	80	None

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TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorship(s) Held by Trustee(3)
Interested Trustee

John T. Genoy(6) Age: 54	President and Trustee	2001 – Present	President (since 2021) and Chief Operating Officer (since 2006), SAAMCo; Chief Financial Officer and Director, SAAMCo (2002-2021); Senior Vice President, SAAMCo (2004-2021).	80	None
Officers

Gregory R. Kingston Age: 57	Treasurer and Principal Financial Officer/ Principal Accounting Officer	2014 – Present	Senior Vice President, SAAMCo (2014 – Present); Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration, SAAMCo (2014 – Present).	N/A	N/A

Christopher C. Joe Age: 54	Vice President and Chief Compliance Officer	2017 – Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017 – Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019); Chief Compliance Officer, Invesco Powershares (2011-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Kathleen D. Fuentes Age: 54	Chief Legal Officer, Vice President and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

Gregory N. Bressler Age: 56	Vice President and Assistant Secretary	2005 – Present	Assistant Secretary, SAAMCo (2021 – Present); Senior Vice President and General Counsel, SAAMCo (2005 – Present).	N/A	N/A

Shawn Parry Age: 50	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Assistant Vice President, SAAMCo (2010-2014)	N/A	N/A

Donna McManus Age: 62	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2000-2014).	N/A	N/A

Matthew J. Hackethal Age: 51	Anti-Money Laundering Compliance Officer	2006 – Present	Vice President, SAAMCo (2011 – Present); Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2006 – Present).	N/A	N/A

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TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)

Salimah Shamji Age: 51	Vice President	2020 – Present	Vice President, SAAMCo (2008 – Present).	N/A	N/A

Christopher J.Tafone Age: 48	Vice President and Assistant Secretary	2021 – Present (Vice President; (2016 – Present) (Assistant Secretary)	Vice President, SAAMCo (2016 – Present); Associate General Counsel, Corebridge Life & Retirement (2016 – Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (19 portfolios); SunAmerica Series Trust (61 portfolios) and VALIC Company I (36 funds).
(3)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.
(4)	On January 18, 2023, the Board approved a temporary exception to the Independent Trustee Retirement Policy to extend the term of Mr. Ray until the earlier of the adjournment of the meeting of the Board on June 8, 2023, or such time as his successor is duly elected and qualified.
(5)	Ms. Willis was elected as a new Independent Trustee to the Trust’s Board as of the close of business on January 19, 2023.
(6)	Interested Trustee, as defined within the Investment Company Act of 1940, based on his positions with SAAMCo.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

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SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended March 31, 2023.

During the year ended March 31, 2023, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions

SA Multi-Managed Growth Class 1	$1.86	$—	$—	$1.86	—%

SA Multi-Managed Growth Class 2	1.86	—	—	1.86	—

SA Multi-Managed Growth Class 3	1.86	—	—	1.86	—

SA Multi-Managed Moderate Growth Class 1	1.17	—	0.05	1.12	43.21

SA Multi-Managed Moderate Growth Class 2	1.17	—	0.05	1.12	43.21

SA Multi-Managed Moderate Growth Class 3	1.17	—	0.05	1.12	43.21

SA Multi-Managed Income/Equity Class 1	0.61	0.07	0.00	0.54	2.77

SA Multi-Managed Income/Equity Class 2	0.59	0.05	0.00	0.54	2.77

SA Multi-Managed Income/Equity Class 3	0.58	0.04	0.00	0.54	2.77

SA Multi-Managed Income Class 1	0.47	0.15	—	0.32	0.69

SA Multi-Managed Income Class 2	0.45	0.13	—	0.32	0.69

SA Multi-Managed Income Class 3	0.44	0.12	—	0.32	0.69

SA Putnam Asset Allocation Diversified Growth Class 1	2.32	0.18	0.32	1.82	25.01

SA Putnam Asset Allocation Diversified Growth Class 2	2.29	0.15	0.32	1.82	25.01

SA Putnam Asset Allocation Diversified Growth Class 3	2.28	0.14	0.32	1.82	25.01

SA T. Rowe Price Growth Stock Class 1	2.89	—	—	2.89	—

SA T. Rowe Price Growth Stock Class 2	2.89	—	—	2.89	—

SA T. Rowe Price Growth Stock Class 3	2.89	—	—	2.89	—

SA MultiManaged Large Cap Growth Class 1	1.90	—	0.00	1.90	100.00

SA MultiManaged Large Cap Growth Class 2	1.90	—	0.00	1.90	100.00

SA MultiManaged Large Cap Growth Class 3	1.90	—	0.00	1.90	100.00

SA MultiManaged Large Cap Value Class 1	3.14	0.32	0.26	2.56	49.91

SA MultiManaged Large Cap Value Class 2	3.11	0.29	0.26	2.56	49.91

SA MultiManaged Large Cap Value Class 3	3.09	0.27	0.26	2.56	49.91

SA Multi-Managed Mid Cap Growth Class 1	4.04	—	0.21	3.83	35.41

SA Multi-Managed Mid Cap Growth Class 2	4.04	—	0.21	3.83	35.41

SA Multi-Managed Mid Cap Growth Class 3	4.04	—	0.21	3.83	35.41

SA Multi-Managed Mid Cap Value Class 1	2.79	0.16	0.52	2.11	43.87

SA Multi-Managed Mid Cap Value Class 2	2.75	0.12	0.52	2.11	43.87

SA Multi-Managed Mid Cap Value Class 3	2.73	0.10	0.52	2.11	43.87

SA Multi-Managed Small Cap Class 1	2.24	0.05	0.23	1.96	51.14

SA Multi-Managed Small Cap Class 2	2.22	0.03	0.23	1.96	51.14

SA Multi-Managed Small Cap Class 3	2.21	0.02	0.23	1.96	51.14

SA Multi-Managed International Equity Class 1	0.74	0.18	0.02	0.54	0.69

SA Multi-Managed International Equity Class 2	0.72	0.16	0.02	0.54	0.69

SA Multi-Managed International Equity Class 3	0.71	0.15	0.02	0.54	0.69

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SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions

SA Multi-Managed Diversified Fixed Income Class 1	$ 0.24	$0.24	$—	$—	0.01%

SA Multi-Managed Diversified Fixed Income Class 2	0.22	0.22	—	—	0.01

SA Multi-Managed Diversified Fixed Income Class 3	0.20	0.20	—	—	0.01

SA American Century Inflation Protection Class 1	0.39	0.25	0.14	—	—

SA American Century Inflation Protection Class 3	0.36	0.22	0.14	—	—

SA Columbia Focused Value Class 1	2.82	0.41	0.03	2.38	100.00

SA Columbia Focused Value Class 2	2.78	0.37	0.03	2.38	100.00

SA Columbia Focused Value Class 3	2.75	0.34	0.03	2.38	100.00

SA Allocation Growth Class 1	1.23	0.39	0.00	0.84	26.94

SA Allocation Growth Class 3	1.19	0.35	0.00	0.84	26.94

SA Allocation Moderate Growth Class 1	1.04	0.33	0.00	0.71	22.11

SA Allocation Moderate Growth Class 3	1.01	0.30	0.00	0.71	22.11

SA Allocation Moderate Class 1	1.01	0.33	0.00	0.68	19.12

SA Allocation Moderate Class 3	0.98	0.30	0.00	0.68	19.12

SA Allocation Balanced Class 1	0.77	0.29	0.00	0.48	14.62

SA Allocation Balanced Class 3	0.75	0.27	0.00	0.48	14.62

*	Short-Term capital gains are treated as ordinary income for tax purposes.

Under the Internal Revenue Code Section 853, portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended March 31, 2023, foreign source income and foreign taxes passed through to shareholders were as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income
SA Multi-Managed International Equity	$786,134	$9,253,566
SA Allocation Growth	307,877	1,959,507
SA Allocation Moderate Growth	290,488	1,838,220
SA Allocation Moderate	134,030	856,414
SA Allocation Balanced	80,097	512,351

303

SEASONS SERIES TRUST

COMPARISONS: PORTFOLIO VS INDEXES (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 19 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.	SA Multi-Managed Growth Portfolio
2.	SA Multi-Managed Moderate Growth Portfolio
3.	SA Multi-Managed Income/Equity Portfolio
4.	SA Multi-Managed Income Portfolio
5.	SA Putnam Asset Allocation Diversified Growth Portfolio
6.	SA T. Rowe Price Growth Stock Portfolio

Seasons Select Portfolios

7.	SA Multi-Managed Large Cap Growth Portfolio
8.	SA Multi-Managed Large Cap Value Portfolio
9.	SA Multi-Managed Mid Cap Growth Portfolio
10.	SA Multi-Managed Mid Cap Value Portfolio
11.	SA Multi-Managed Small Cap Portfolio
12.	SA Multi-Managed International Equity Portfolio
13.	SA Multi-Managed Diversified Fixed Income Portfolio
14.	SA American Century Inflation Protection Portfolio

Seasons Focused Portfolios

15.	SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

16.	SA Allocation Growth Portfolio
17.	SA Allocation Moderate Growth Portfolio
18.	SA Allocation Moderate Portfolio
19.	SA Allocation Balanced Portfolio

Asset allocations for each Seasons Strategies Portfolio, as shown in your prospectus, represent a “neutral asset allocation mix”; actual allocations may vary based on performance and the money managers’ evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except SA American Century Inflation Protection Portfolio) have portions that are actively managed and a portion that is passively managed. The passively managed portion of each Portfolio seeks to track an index or a subset of an index. Each of the remaining portions is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Seasons Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, for the ten years ended March 31, 2023. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

304

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

305

SA Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	J.P. Morgan Investment Management Inc.
Morgan Stanley & Co., Inc
Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-17.37%	-17.44%	-17.56%
5-Year	3.57%	3.43%	3.31%
10-Year	6.62%	6.46%	6.35%
Since Inception	7.24%	4.10%	7.08%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

[4]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[5]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

[6]	The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% FTSE Treasury Bill 3 Month Index.
[7]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

306

SA Multi-Managed Growth Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of -17.37% for the 12-month period ending March 31, 2023, compared to a -7.73% return for the S&P 500® Index, a -4.78% return for the Bloomberg U.S. Aggregate Bond Index and a -7.51% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bonds.

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000® Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio’s allocation to securitized sectors including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) had a negative impact on relative results. An underweight to agency mortgage-backed securities (MBS) passthroughs modestly helped performance. The Portfolio’s combined duration and yield curve positioning added to performance in the period. Investment grade credit positioning had a small negative impact on performance overall, as positive results from security selection were offset by negative results from an underweight to the sector, primarily industrials. The Portfolio’s allocation to high yield credit had a positive impact on results. The Portfolio’s allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to performance. Additionally, the Portfolio held select exposure to emerging markets debt which benefited performance over the period.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection, while sector allocation was a smaller detractor. Large cap growth equities, as measured by the Russell 1000® Growth Index, declined over the year. Nearly all sectors fell over the period, with the largest decline in communication services, while utilities and energy were the only Russell 1000® Growth Index sectors with positive performance. Mixed stock selection in information technology drove the majority of the Portfolio’s relative underperformance. DataDog, Inc., Class A was the largest detractor within the sector and second largest across the whole Portfolio. Stock selection in financials also dampened relative performance, with Block, Inc. and Coinbase Global, Inc. among the top 10 largest detracting holdings. The Portfolio’s stock selection and sector allocations in most other sectors diminished relative performance as well; an overweight in communication services, stock selection in health care and a lack of exposure to consumer staples were also among the greatest detractors. Nearly all sectors detracted over the period; although stock selection in communication services was modestly favorable to relative performance. Meta Platforms, Inc., Class A was the top contributing holding within the sector and across the Portfolio. However, the contribution from Meta Platforms, Inc., Class A was offset by ZoomInfo Technologies, Inc. the largest detractor in the communication services sector and across the whole Portfolio. An average overweight in health care was a small positive contributor. The real estate and utilities sectors, which the Portfolio had no exposure to, had a neutral impact on performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

307

SA Multi-Managed Growth Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Growth Portfolio — Class 1 — (continued)

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the industrial cyclical, consumer cyclical and pharmaceutical sectors contributed to performance. At the individual stock level, overweight positions in Reata Pharmaceuticals, Inc., Class A, Catalyst Pharmaceuticals, Inc., and Option Care Health, Inc. were some of the top individual contributors. On the negative side, holdings in the energy, consumer staples and software & services sectors detracted from performance. At the individual stock level, overweight allocations in Fate Therapeutics, Inc., Fulcrum Therapeutics, Inc. and Ovintiv, Inc. were amongst the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2023, the Portfolio’s largest overweight exposures were in the software & services, consumer cyclical and semiconductors sectors. The largest underweight exposures were in the pharmaceutical, industrial cyclical and utilities sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

308

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective

Managers:	J.P. Morgan Investment Management Inc.
Morgan Stanley & Co., Inc
Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-14.01%	-14.24%	-14.26%
5-Year	3.55%	3.38%	3.28%
10-Year	5.83%	5.67%	5.57%
Since Inception	6.72%	4.15%	6.34%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

[4]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[5]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

[6]	The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% FTSE Treasury Bill 3 Month Index.
[7]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

309

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Moderate Growth Portfolio — Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of -14.01% for the 12-month period ending March 31, 2023, compared to a -7.73% return for the S&P 500® Index, a -4.78% return for the Bloomberg U.S. Aggregate Bond Index and a -6.86% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bonds.

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000® Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio’s allocation to securitized sectors including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) had a negative impact on relative results. An underweight to agency mortgage-backed securities (MBS) passthroughs modestly helped performance. The Portfolio’s combined duration and yield curve positioning added to performance in the period. Investment grade credit positioning had a small negative impact on performance overall, as positive results from security selection were offset by negative results from an underweight to the sector, primarily industrials. The Portfolio’s allocation to high yield credit had a positive impact on results. The Portfolio’s allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to performance. Additionally, the Portfolio held select exposure to emerging markets debt which benefited performance over the period. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. The interest rate futures positioning had a positive impact on absolute performance. Overall, the combined net effects of tactical duration and yield curve positioning had a significant positive impact. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection, while sector allocation was a smaller detractor. Large cap growth equities, as measured by the Russell 1000® Growth Index, declined over the year. Nearly all sectors fell over the period, with the largest decline in communication services, while utilities and energy were the only Russell 1000® Growth Index sectors with positive performance. Mixed stock selection in information technology drove the majority of the Portfolio’s relative underperformance. Datadog, Inc., Class A was the largest detractor within the sector and second largest across the whole Portfolio. Stock selection in financials also dampened relative performance, with Block, Inc. and Coinbase Global, Inc., Class A among the top 10 largest detracting holdings. The Portfolio’s stock selection and sector allocatins in most other sectors diminished relative performance as well; an overweight in communication services, stock selection in health care and a lack of exposure to consumer staples were also among the greatest detractors. Nearly all sectors detracted over the period; although stock selection in communication services was modestly favorable to relative performance. Meta Platforms, Inc., Class A was the top contributing holding within the sector and across the Portfolio. However, the contribution from Meta Platforms, Inc., Class A was offset by ZoomInfo Technologies, Inc., the largest detractor in the communication services sector and across the whole

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

310

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Moderate Growth Portfolio — Class 1 — (continued)

Portfolio. An average overweight in health care was a small positive contributor. The real estate and utilities sectors, which the Portfolio had no exposure to, had a neutral impact on performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the industrial cyclical, consumer cyclical and pharmaceutical sectors contributed to performance. At the individual stock level, overweight positions in Reata Pharmaceuticals, Inc., Class A Catalyst Pharmaceuticals, Inc. and Option Care Health, Inc. were some of the top individual contributors. On the negative side, holdings in the energy, consumer staples and software & services sectors detracted from performance. At the individual stock level, overweight allocations in Fate Therapeutics, Inc. Fulcrum Therapeutics, Inc. and Ovintiv, Inc. were amongst the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2023, the Portfolio’s largest overweight exposures were in the software & services, consumer cyclical and semiconductors sectors. The largest underweight exposures were in the pharmaceutical, industrial cyclical and utilities sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

311

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital

Managers:	Morgan Stanley & Co., Inc
Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-11.79%	-11.90%	-11.91%
5-Year	1.96%	1.83%	1.69%
10-Year	3.69%	3.54%	3.42%
Since Inception	5.60%	4.03%	4.96%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

[5]	The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3 Month Index.
[6]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of -11.79% for the 12-month period ending March 31, 2023, compared to a -7.73% return for the S&P 500® Index and a -4.78% return for the Bloomberg U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned -5.49%.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

312

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Income/Equity Portfolio — Class 1 — (continued)

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio’s allocation to securitized sectors including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) had a negative impact on relative results. An underweight to agency mortgage-backed securities (MBS) passthroughs modestly helped performance. The Portfolio’s combined duration and yield curve positioning added to performance in the period. Investment grade credit positioning had a small negative impact on performance overall, as positive results from security selection were offset by negative results from an underweight to the sector, primarily industrials. The Portfolio’s allocation to high yield credit had a positive impact on results. The Portfolio’s allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to performance. Additionally, the Portfolio held select exposure to emerging markets debt which benefited performance over the period. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. The interest rate futures positioning had a positive impact on absolute performance. Overall, the combined net effects of tactical duration and yield curve positioning had a significant positive impact. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection, while sector allocation was a smaller detractor. Large cap growth equities, as measured by the Russell 1000® Growth Index, declined over the year. Nearly all sectors fell over the period, with the largest decline in communication services, while utilities and energy were the only Russell 1000® Growth Index sectors with positive performance. Mixed stock selection in information technology drove the majority of the Portfolio’s relative underperformance. Datadog, Inc., Class A was the largest detractor within the sector and second largest across the whole Portfolio. Stock selection in financials also dampened relative performance, with Block, Inc. and Coinbase Global, Inc., Class A among the top 10 largest detracting holdings. The Portfolio’s stock selection and sector allocations in most other sectors diminished relative performance as well; an overweight in communication services, stock selection in health care and a lack of exposure to consumer staples were also among the greatest detractors. Nearly all sectors detracted over the period; although stock selection in communication services was modestly favorable to relative performance. Meta Platforms, Inc., Class A was the top contributing holding within the sector and across the Portfolio. However, the contribution from Meta Platforms, Inc., Class A was offset by ZoomInfo Technologies, Inc., the largest detractor in the communication services sector and across the whole Portfolio. An average overweight in health care was a small positive contributor. The real estate and utilities sectors, which the Portfolio had no exposure to, had a neutral impact on performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

313

SA Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation

Managers:	Morgan Stanley & Co., Inc
Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-8.61%	-8.82%	-8.85%
5-Year	1.37%	1.22%	1.10%
10-Year	2.50%	2.35%	2.24%
Since Inception	4.90%	3.85%	4.07%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

[5]	The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Bloomberg U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3 Month Index.
[6]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of -8.61% for the 12-month period ending March 31, 2023, compared to a -7.73% return for the S&P 500® Index and a -4.78% return for the Bloomberg U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned -5.10%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

314

SA Multi-Managed Income Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Income Portfolio — Class 1 — (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio’s allocation to securitized sectors including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) had a negative impact on relative results. An underweight to agency mortgage-backed securities (MBS) passthroughs modestly helped performance. The Portfolio’s combined duration and yield curve positioning added to performance in the period. Investment grade credit positioning had a small negative impact on performance overall, as positive results from security selection were offset by negative results from an underweight to the sector, primarily industrials. The Portfolio’s allocation to high yield credit had a positive impact on results. The Portfolio’s allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to performance. Additionally, the Portfolio held select exposure to emerging markets debt which benefited performance over the period. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. The interest rate futures positioning had a positive impact on absolute performance. Overall, the combined net effects of tactical duration and yield curve positioning had a significant positive impact. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection, while sector allocation was a smaller detractor. Large cap growth equities, as measured by the Russell 1000® Growth Index, declined over the year. Nearly all sectors fell over the period, with the largest decline in communication services, while utilities and energy were the only Russell 1000® Growth Index sectors with positive performance. Mixed stock selection in information technology drove the majority of the Portfolio’s relative underperformance. DataDog, Inc., Class A was the largest detractor within the sector and second largest across the whole Portfolio. Stock selection in financials also dampened relative performance, with Block, Inc. and Coinbase Global, Inc., Class A among the top 10 largest detracting holdings. The Portfolio’s stock selection and sector allocations in most other sectors diminished relative performance as well; an overweight in communication services, stock selection in health care and a lack of exposure to consumer staples were also among the greatest detractors. Nearly all sectors detracted over the period; although stock selection in communication services was modestly favorable to relative performance. Meta Platforms, Inc., Class A was the top contributing holding within the sector and across the Portfolio. However, the contribution from Meta Platforms, Inc., Class A was offset by ZoomInfo Technologies, Inc., the largest detractor in the communication services sector and across the whole Portfolio. An average overweight in health care was a small positive contributor. The real estate and utilities sectors, which the Portfolio had no exposure to, had a neutral impact on performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

315

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation

Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

SA Putnam Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-6.73%	-6.87%	-6.88%
5-Year	5.80%	5.64%	5.55%
10-Year	7.80%	7.64%	7.54%
Since Inception	6.13%	5.22%	7.21%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
[3]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

[5]

The Blended Index consists of 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed HighYield Index and 5% MSCI Emerging Markets Index (net).

[6]

The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

[7]

MSCI Emerging Markets Index (net) captures large and mid cap representation across 24 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

316

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited) — (continued)

SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of -6.73% for the 12-month period ending March 31, 2023, compared to an -8.58% return for the Russell 3000® Index and a -6.51% return for the Blended Index of 60% Russell 3000® Index, 15% MSCI EAFE Index (net), 15% Bloomberg U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net).

Tactical allocation decisions weighed on performance, while security selection boosted performance over the period. Overall, asset allocation decisions were negative over the period. On balance, the Portfolio was tactically underweight equity risk relative to the Blended Index, which hurt performance. A tactical modest underweight position to interest-rate risk relative to the Blended Index led to a positive contribution. During the period, the Portfolio used interest rate futures. Overall, the positioning had a negative impact on absolute performance.

Security selection enhanced performance over the past year. The Portfolio’s U.S. large cap core and U.S. small cap core equity holdings were the primary drivers of positive performance. Selection within international developed markets equities, emerging markets equities, and core fixed income led to a loss.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

317

SA T. Rowe Price Growth Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income

Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-18.44%	-18.56%	-18.64%
5-Year	6.88%	6.73%	6.61%
10-Year	11.66%	11.49%	11.38%
Since Inception	9.06%	6.92%	9.59%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Price Growth Stock Portfolio — Class 1

The SA T. Rowe Price Growth Stock Portfolio — Class 1 shares returned -18.44% for the 12-month period ending March 31, 2023, compared to a return of -10.90% for the Russell 1000® Growth Index.

Unfavorable stock selection was the most significant factor in relative underperformance. Of the securities held in the Portfolio during the period, positions in Rivian Automotive, Inc. and Amazon.com, Inc. were among the largest detractors from relative results, while the Portfolio’s stake in Snap Inc., which has been eliminated, also hurt results. Alternatively, the Portfolio’s overweight exposure to Ross Stores, Inc. contributed to relative returns.

Adverse sector allocation also weighed on relative returns during the period. Overweight allocations to the consumer discretionary and communication services sectors detracted the most. Conversely, an underweight allocation to the information technology sector contributed positively to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

318

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	Goldman Sachs Asset Management, L.P.
Morgan Stanley & Co., Inc
SunAmerica Asset Management, LLC

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-17.70%	-17.81%	-17.84%
5-Year	9.01%	8.85%	8.74%
10-Year	11.57%	11.41%	11.30%
Since Inception	6.45%	5.57%	9.20%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

[2]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned -17.70% for the 12-month period ending March 31, 2023, compared to a -15.33% return for the S&P® 500 Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Growth Index, a strategy known as “replication.”

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection while sector allocation was a smaller detractor. Large cap growth equities, as measured by the Russell 1000® Growth Index, declined over the year. Nearly all sectors fell over the period, with the largest decline in communication services, while utilities and energy were the only Russell 1000® Growth Index sectors with positive performance. Mixed stock selection in information technology drove the majority of the Portfolio’s relative underperformance. DataDog was the largest detractor within the sector and second largest across the whole Portfolio. Stock selection in financials also dampened relative performance, with Block and

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

319

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Large Cap Growth Portfolio — Class 1 — (continued)

Coinbase Global, Inc., Class A among the largest detracting holdings. The Portfolio’s stock selection and sector allocations in most other sectors diminished relative performance as well; an overweight in communication services, a lack of exposure to consumer staples and stock selection in health care were also among the greatest detractors. Nearly all sectors detracted over the period; although stock selection in communication services was modestly favorable to relative performance. Meta Platforms, Inc., Class A was the top contributing holding within the sector and second largest across the Portfolio. However, the contribution from Meta Platforms, Inc., Class A was offset by ZoomInfo Technologies, Inc., the largest detractor in the communication services sector and across the whole Portfolio. An underweight in health care was a small positive contributor. The real estate and utilities sectors, which the Portfolio had no exposure to, had a neutral impact on performance. Consumer discretionary also had a negligible effect on performance; however, Amazon.com, Inc. was the top contributing holding to relative performance due to the Portfolio’s smaller position size versus the Russell 1000® Growth Index.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. outperformed its benchmark for the period. Holdings in the health care and consumer staples sectors contributed to performance, while holdings in the information technology and financials sectors detracted from returns. Key contributors to performance in the health care sector included Seagen, Inc. and Boston Scientific Corp., while the top contributors to performance within the consumer staples sector included Coca-Cola Co. and Monster Beverage Corp. Key detractors from performance in the information technology sector were Bill.com Holdings, Inc., Inc. and Marvell Technology, Inc. The top detractors in the financials sector included PayPal Holdings, Inc. and Affirm Holdings, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

320

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	American Century Investment Management Inc.
Wellington Management Company LLP
SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-2.63%	-2.81%	-2.88%
5-Year	8.08%	7.92%	7.80%
10-Year	8.71%	8.54%	8.44%
Since Inception	6.92%	6.73%	8.20%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]

The S&P 500®Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned -2.63% for the 12-month period ending March 31, 2023, compared to a -0.16% return for the S&P® 500 Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Value Index, a strategy known as “replication.”

The Portfolio component managed by American Century Investment Management, Inc. outperformed its benchmark for the period. Sector allocation positively impacted the Portfolio’s relative performance. Notably, the Portfolio’s overweight in consumer staples and underweights in the financials and real estate sectors helped returns. Security selection in the consumer staples and financials sectors buoyed the Portfolio’s relative results. Within consumer staples, Unilever PLC ADR was a top contributor. Conversely, security selection in the health care, communication services and consumer discretionary sectors hurt relative performance. Medical device company Medtronic PLC was a key detractor. During the period, the Portfolio used foreign currency forwards. Overall, the use of foreign currency forwards had a positive impact on absolute performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

321

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Large Cap Value Portfolio — Class 1 — (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Sector allocation, a result of the bottom-up stock selection process, drove relative underperformance. Allocation effect was driven by the Portfolio’s underweights to communication services and consumer staples, along with an overweight to real estate. This was partially offset by the Portfolio’s overweight to information technology and underweight to materials. Security selection also weighed on relative results. Weak selection in health care, communication services, and energy was partially offset by stronger selection in financials and real estate. Top relative detractors during the period included an underweight position in Meta Platforms, Inc., Class A, not holding Exxon Mobil Corp., and an overweight position in F5, Inc. Top relative contributors during the period included an out-of-benchmark position in Hubbell, Inc., not holding Berkshire Hathaway, Inc., Class B, as well as the Portfolio’s overweight position in ConocoPhillips.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

322

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	T. Rowe Price Associates, Inc.
Wellington Management Company LLP
SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-10.93%	-11.07%	-11.15%
5-Year	8.97%	8.81%	8.69%
10-Year	10.88%	10.72%	10.60%
Since Inception	9.11%	7.37%	10.55%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned -10.93% for the 12-month period ending March 31, 2023, compared to a -8.52% return for the Russell Midcap® Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap® Growth Index, a strategy known as “replication.”

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Stock selection in the consumer discretionary sector contributed considerably to relative performance. Not owning certain consumer discretionary stocks with poor one-year returns helped the Portfolio’s relative performance, as did owning strong performers, such as specialty retailers AutoZone, Inc. and O’Reilly Automotive, Inc. Stock choices in the information technology sector also contributed considerably to the Portfolio’s relative results. Not owning several information technology stocks that fell significantly over the last year helped the Portfolios’ relative results, as did owning strong performers, such as

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

323

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Mid Cap Growth Portfolio — Class 1 — (continued)

Motorola Solutions, Inc. and Arista Networks, Inc. Stock selection in the energy sector made a more modest contribution to relative performance. The Portfolio’s position in private placement Venture Global LNG, Inc. strongly outperformed the sector, and avoiding certain stocks that fell sharply were additive. An underweight to the poor-performing communication services sector partially offset the negative impact of stock choices in the sector; not owning stocks with strong positive returns were disadvantageous. Stock choices in the health care sector also hurt relative results, as did a sector underweight allocation. Sector allocation overall had a negative impact on the Portfolio’s relative performance.

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Security selection was the primary driver of relative underperformance. Stock selection was weakest within information technology, communication services, and health care. Strong selection in consumer discretionary partially offset negative performance. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative returns during the period. The most significant detractors from relative results came from the Portfolio’s overweight allocation to communication services and underweight to energy. In contrast, the Portfolio’s underweight exposures to information technology and real estate contributed to relative returns. Top detractors from relative performance during the period included an out of benchmark position in Snap and overweights in ZoomInfo Technologies, Inc. and RingCentral, Inc., Class A., Snap, Inc. and RingCentral, Inc., Class A were eliminated during the period. Top contributors to relative performance during the period included overweight positions in Ultra Beauty, Inc., Insulet Corp., and Arista Networks, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

324

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	T. Rowe Price Associates, Inc.
Massachusetts Ficial Services Company
SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-7.25%	-7.35%	-7.45%
5-Year	7.03%	6.88%	6.77%
10-Year	8.36%	8.20%	8.09%
Since Inception	9.04%	8.61%	8.97%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]	Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned -7.25% for the 12-month period ending March 31, 2023, compared to a -9.22% return for the Russell Midcap® Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap® Value Index, a strategy known as “replication.”

The Portfolio component managed by Massachusetts Financial Services Company outperformed its benchmark for the period. Stock selection and an underweight position in the real estate sector contributed to relative performance. Stock selection in both the consumer discretionary and information technology sectors also benefited relative results. Within the consumer discretionary sector, the Portfolio’s overweight positions in Toll Brothers, Inc. and LKQ Corp. supported relative performance. Within the information technology sector, an overweight position in ON Semiconductor bolstered relative returns. Elsewhere, not holding shares of First Republic Bank aided relative results. Additionally, overweight positions in

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

325

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Mid Cap Value Portfolio — Class 1 — (continued)

PG&E Corp., Graphic Packaging Holdings Co., Hess Corp. and Everest Re Group, Ltd., and the Portfolio’s position in Eaton Corp. PLC buoyed relative results. Stock selection in the financials sector detracted from relative results. Within this sector, the Portfolio’s overweight positions in SVB Financial Group, Signature Bank, Zions Bancorporation and Assurant, Inc. hindered relative results. Elsewhere, not holding shares of First Solar, Inc. and Phillips 66 dampened relative results. Additionally, the Portfolio’s overweight positions in Westrock Co., Liberty Broadband, Newell Brands, Inc., and the Portfolio’s position in Maravai Lifesciences Holdings, Inc., Class A further weakened relative returns.

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Relative outperformance was mainly driven by favorable security choices; however, sector allocation effects also proved beneficial. The energy sector contributed most through stock selection, with the Portfolio’s holdings in TechnipFMC PLC and Tidewater, Inc. contributing significantly to performance. In consumer staples, stock selection benefited relative returns driven primarily by Flowers Foods, Inc. An underweight allocation to real estate benefited relative returns, as did stock selection within the sector, albeit to a lesser extent. Conversely, stock selection within the materials sector pulled down relative performance driven by select mining names. An overweight allocation to communication services also detracted.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

326

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	SunAmerica Asset Management, LLC
Schroder Investment Management North America Inc.
J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-8.84%	-8.93%	-9.03%
5-Year	5.45%	5.29%	5.18%
10-Year	7.67%	7.51%	7.40%
Since Inception	5.47%	4.57%	7.51%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned -8.84% for the 12-months ended March 31, 2023, compared to a -11.61% return for the Russell 2000® Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P Small Cap 600® Index, a strategy known as “replication.”

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the industrial cyclical, consumer cyclical and pharmaceutical sectors contributed to performance. At the individual stock level, overweight positions in Reata Pharmaceuticals, Catalyst Pharmaceuticals and Option Care were some of the top individual contributors. On the negative side, holdings in the energy, consumer staples and software & services sectors detracted from performance. At the individual stock level, overweight allocations in Fate Therapeutics, Fulcrum Therapeutics and Ovintiv were amongst the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2023, the Portfolio’s largest overweight exposures were in the software & services, consumer cyclical and semiconductors

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

327

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Small Cap Portfolio — Class 1 — (continued)

sectors. The largest underweight exposures were in the pharmaceutical, industrial cyclical and utilities sectors.

The Portfolio component managed by Schroder Investment Management North America Inc. outperformed its benchmark for the period. Financials and basic materials were the strongest performing sectors in terms of total effect. The Portfolio has positive total effect in 9 of 11 sectors. Financials was one of the best contributors due to the Portfolio’s underweight and stock selection within banks. To start the year, the Portfolio was overweight banks but decreased exposure significantly over the period. Basic materials performed well due to the Portfolio’s stock selection in the diversified materials and diversified chemicals industries. The Portfolio’s overweight to basic materials also contributed for the period. The Portfolio was overweight basic materials throughout the period. Over the year, the Portfolio lowered relative exposure in financials and telecommunications. Stock selection was the main driver of outperformance for the period, with positive stock selection in 8 of 11 sectors. Examples of stocks held that contributed include Allegro MicroSystems, which develops advanced semiconductor devices, and Maxar Technologies, which provides telecommunication and space technology solutions. Aside from financials, primarily due to an underweight in banks, basic materials, industrials and health care also contributed significantly. The industrials sector was led by the diversified industrials industry, while stock selection and an underweight to biotech contributed within health care.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

328

SA Multi-Managed International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	T. Rowe Price Associates, Inc.
Schroder Investment Management North America Inc.
SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-2.25%	-2.46%	-2.49%
5-Year	3.50%	3.33%	3.24%
10-Year	4.60%	4.43%	4.34%
Since Inception	2.81%	2.40%	5.54%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]

The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The Index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned -2.25% for the 12-month period ending March 31, 2023, compared to a -1.38% return for the MSCI EAFE Index (net).

The Portfolio component managed by SunAmerica Asset Management, LLC invest in all or substantially all of the stocks included in the MSCI EAFE Index (net), a strategy known as “replication.”

The Portfolio component managed by T. Rowe Price Associates, Inc. underperformed its benchmark for the period. From a sector perspective, adverse stock selection drove underperformance and outweighed slightly positive allocations. Consumer discretionary stocks detracted the most from relative performance due to negative selection, led by holdings in the textiles, apparel, and luxury goods industry. The information technology sector hurt relative returns owing to unfavorable stock selection and an overweight to the sector, which trailed the benchmark. Real estate contributed to relative performance chiefly due to an underweight allocation to the sector, which lagged the benchmark with a double-digit negative return.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

329

SA Multi-Managed International Equity Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed International Equity Portfolio — Class 1 — (continued)

Utilities added value owing to positive stock selection. From a regional perspective, unfavorable stock selection drove underperformance. Developed Europe weighed on relative returns the most chiefly due to negative stock selection. The U.S. added the most value due to positive stock selection.

The Portfolio component managed by Schroder Investment Management North America Inc. underperformed its benchmark for the period. Stock selection was negative, but was partially offset by stronger sector allocation. Holdings in the health care, industrials, and consumer staples sectors were the primary detractors of relative returns. Conversely, stock picks in information technology, utilities and communication services made a positive contribution. Holdings in the United Kingdom, Pacific ex-Japan, and Africa/Middle East performed well, with holdings in Continental Europe and emerging markets weighed on performance. Stock selection in health care proved to be a headwind for relative performance. Pharmaceutical company Roche underperformed. Financial stocks, Toronto Dominion Bank, B3 and Macquarie Group also proved to be a drag on returns. Conversely, the Portfolio’s information technology holdings were among the strongest performers.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

330

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation

Managers:	PineBridge Investments LLC
Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-5.25%	-5.35%	-5.53%
5-Year	0.75%	0.61%	0.51%
10-Year	1.14%	1.00%	0.89%
Since Inception	3.22%	3.12%	2.65%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]

The Bloomberg U.S. Government Bond Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

[3]

The Bloomberg U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

[4]	The Bloomberg U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[5]	The Bloomberg CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned -5.25% for the 12-month period ending March 31, 2023, compared to a -4.78% return for the Bloomberg U.S. Aggregate Bond Index.

The Portfolio component passively managed by PineBridge Investments, LLC seeks to invest in a sampling of securities included in the Bloomberg U.S. Government Bond Index by utilizing a statistical technique known as “optimization.”

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

331

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited) — (continued)

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 — (continued)

The Portfolio component actively managed by PineBridge Investments, LLC, underperformed its benchmark for the period. Underperformance was largely due to security selection and asset allocation. The negative impact of security selection was driven by select securities in the financials and communications sectors. Asset allocation was negative due to the Portfolio’s underweight in the government sector and overweight in the non-corporate sector. For the period, the option-adjusted spreads of the Bloomberg U.S. Aggregate Bond Index moved wider by 17 basis points. The Portfolio’s duration positioning contributed to performance during the period.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Relative outperformance during the period was primarily driven by the Portfolio’s duration and yield curve positioning as well as positioning within credit. Security selection within investment grade credit, particularly industrials and financials, benefited relative performance. An underweight allocation to industrials detracted from results. The Portfolio’s positions in high yield credit also contributed favorably, while positions in bank loans detracted from results. The Portfolio’s allocation to securitized sectors including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) had a negative impact on relative results. An underweight to agency mortgage-backed securities (MBS) passthroughs helped performance. The Portfolio’s allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to performance. Additionally, the Portfolio held select exposure to emerging markets debt which benefited performance over the period.

During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. The interest rate futures positioning had a positive impact on absolute performance. Overall, the combined net effects of tactical duration and yield curve positioning had a significant positive impact. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

332

SA American Century Inflation Protection Portfolio Class 3 (unaudited)

Investment Goal:	Long-term total return using a strategy that seeks to protect against U.S. inflation

Manager:	American Century Investment Management, Inc.

Growth of a $10,000 Investment

SA American Century Inflation Protection Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 3*
1-Year	-7.11%	-7.26%
5-Year	1.83%	1.59%
10-Year	1.01%	0.76%
Since Inception	1.27%	2.22%
*	Inception date for Class 1: 01/23/12; Class 3: 02/14/05

[1]

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA American Century Inflation Protection Portfolio — Class 3

The SA American Century Inflation Protection Portfolio — Class 3 shares returned -7.26% for the 12-month period ending March 31, 2023, compared to a -6.06% return for the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

The main detractor from relative performance was the Portfolio’s positioning in out-of-benchmark mortgage securities, asset-backed securities, and investment grade corporate bonds. The Portfolio’s positioning in inflation-indexed debt helped temper some of the negative effects from the corporate and securitized holdings. To maximize inflation exposure, inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy positioned the Portfolio with an overweight to inflation, which aided relative results through most of the period. Late in the Portfolio’s fiscal year, inflation exposure was reduced to a neutral position. Additionally, a shorter-than-benchmark duration was held early in the period, which helped performance. The Portfolio was later repositioned to a slightly longer-than-benchmark duration, which contributed to results late in the reporting period.

During the period, the Portfolio used inflation swaps and Treasury futures. Overall, the use of inflation swaps as well as Treasury futures had a negative impact on absolute performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

333

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital

Manager:	Columbia Management Investment
Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 2*	Class 3*
1-Year	-5.40%	-5.55%	-5.59%
5-Year	8.82%	8.66%	8.55%
10-Year	10.68%	10.52%	10.41%
Since Inception	11.04%	8.79%	9.63%
*	Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned -5.55% for the 12-month period ending March 31, 2023, compared to a return of -5.91% for the Russell 1000 Value Index.

As measured by the sectors within the S&P 500® Index, energy stocks outperformed, followed by consumer staples and industrials. All other sectors delivered negative results, with real estate, consumer discretionary, communication services, and financials stocks declining the most with double-digit negative results. Growth stocks, as measured by the Russell 1000® Growth Index, underperformed value stocks as measured by the Russell 1000® Value Index.

Sector allocation, which is a byproduct of the Portfolio’s bottom-up process, was the primary driver of outperformance. An overweight to energy and an underweight to real estate helped relative results. The Portfolio’s underweight to consumer staples detracted.

Security selection detracted from relative results. Top detractors included Baxter International, Inc., Centene Corp., and Qurate Retail, Inc., Series A. Lack of exposure to Exxon Mobil Corp. also detracted. Top individual contributors included Marathon Petroleum Corp., TechnipFMC PLC, and PG&E Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

334

SA Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation

Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 3*
1-Year	-6.65%	-6.87%
5-Year	6.48%	6.20%
10-Year	N/A	7.14%
Since Inception	7.71%	5.83%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg U.S. Aggregate Bond Index.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of -6.87% for the 12-month period ending March 31, 2023, compared to a -5.94% return for the Blended Index (57% Russell 3000® Index, 23% MSCI EAFE Index (net), and 20% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned -8.58%, the MSCI EAFE Index (net) returned -1.38%, and the Bloomberg U.S. Aggregate Bond Index returned -4.78%.

Asset allocation within the broader equity and fixed income asset classes as well as underweight exposure to international equities detracted from results. Manager contribution also hampered relative results as underlying portfolios, in aggregate, underperformed their respective benchmarks. Allocations to small cap equities and REITs further detracted from performance.

A value tilt within large cap and underlying value portfolios contributed positively to performance, as value outperformed growth for the period. Within fixed income, the Portfolio’s allocation to intermediate maturity core bonds contributed positively to returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

335

SA Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation

Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 3*
1-Year	-6.28%	-6.60%
5-Year	5.54%	5.24%
10-Year	N/A	5.99%
Since Inception	6.51%	5.20%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg U.S. Aggregate Bond Index.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of -6.60% for the 12-month period ending March 31, 2023, compared to a -5.66% return for the Blended Index (47% Russell 3000® Index, 18% MSCI EAFE Index (net), and 35% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned -8.58%, the MSCI EAFE Index (net) returned -1.38%, and the Bloomberg U.S. Aggregate Bond Index returned -4.78%.

Asset allocation was the leading detractor from returns due to underweight exposure to fixed income and international equities, which outperformed domestic equities for the period. Manager contribution also hampered relative results as underlying portfolios, in aggregate, underperformed their respective benchmarks. Allocations to small cap equities and REITs further detracted from performance.

A value tilt within large cap and underlying value portfolios contributed positively to performance, as value outperformed growth for the period. Within fixed income, allocations to intermediate maturity core bonds and ultra-short bonds contributed positively to returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

336

SA Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income

Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 3*
1-Year	-6.19%	-6.42%
5-Year	4.88%	4.62%
10-Year	N/A	5.32%
Since Inception	5.69%	4.98%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg U.S. Aggregate Bond Index.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of -6.42% for the 12-month period ending March 31, 2023, compared to a -5.55% return for the Blended Index (41% Russell 3000® Index, 14% MSCI EAFE Index (net), and 45% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned -8.58%, the MSCI EAFE Index (net) returned -1.38%, and the Bloomberg U.S. Aggregate Bond Index returned -4.78%.

Asset allocation within the broader equity and fixed income asset classes as well as underweight exposure to international equities detracted from results. Manager contribution also hampered relative results as underlying portfolios, in aggregate, underperformed their respective benchmarks. Allocations to small cap equities and REITs further detracted from performance.

A value tilt within large cap and underlying value portfolios contributed positively to performance, as value outperformed growth for the period. Within fixed income, allocations to intermediate maturity core bonds and ultra-short bonds contributed positively to returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

337

SA Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income

Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/23
	Class 1*	Class 3*
1-Year	-5.92%	-6.09%
5-Year	3.79%	3.56%
10-Year	N/A	4.32%
Since Inception	4.33%	4.49%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg U.S. Aggregate Bond Index.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of -6.09% for the 12-month period ending March 31, 2023, compared to a -5.28% return for the Blended Index (30% Russell 3000® Index, 10% MSCI EAFE Index (net), and 60% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned -8.58%, the MSCI EAFE Index (net) returned -1.38%, and the Bloomberg U.S. Aggregate Bond Index returned -4.78%.

Asset allocation was the leading detractor from returns due to underweight exposure to fixed income and international equities, which outperformed domestic equities for the period. Manager contribution also hampered relative results as underlying portfolios, in aggregate, underperformed their respective benchmarks. Allocations to small cap equities and REITs further detracted from performance.

A value tilt within large cap and underlying value portfolios contributed positively to performance, as value outperformed growth for the period. Within fixed income, allocations to intermediate maturity core bonds, ultra-short bonds, and high yield bonds contributed positively to returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

338

SEASONS SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS

March 31, 2023 (unaudited)

On January 19, 2023, a joint special meeting of shareholders (the “Special Meeting”) of each of the portfolios of the Trust to consider certain proposals, including the proposals listed below. Each of the applicable proposals were approved and the results of the Special Meeting with the respect to the proposals applicable to the Portfolios were as follows:

1.  To elect six Trustees to the Board of Trustees (the “Board”) (voted on by all shareholders of all the portfolios of Trust, voting together).

Name of Trustee	FOR	WITHHOLD
(01) Tracey C. Doi	450,673,711.085	4,890,881.238
(02) John T. Genoy	450,869,073.786	4,695,518.538
(03) Jane Jelenko	449,323,106.833	6,241,485.490
(04) Charles H. Self III	450,418,290.340	5,146,301.984
(05) Martha B. Willis	450,179,018.269	5,385,574.055
(06) Bruce G. Willison	449,693,284.325	5,871,307.999

2.  The shareholders of the Portfolios were asked to consider and vote upon a proposal to approve a new investment advisory and management agreement between SunAmerica and the Trust, on behalf of each of its respective Portfolios, and to approve any future investment advisory and management agreements between SunAmerica and the Trust, each to take effect upon a Change of Control Event resulting from the Separation Plan. The result of the vote taken with respect to such proposal at the Special Meeting was as follows:

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Allocation Balanced Portfolio	21,631,931.292	397,995.340	2,485,226.308
SA Allocation Growth Portfolio	25,080,792.270	112,996.126	768,992.571
SA Allocation Moderate Growth Portfolio	41,958,049.927	908,724.652	1,912,728.350
SA Allocation Moderate Portfolio	25,116,127.882	892,100.261	865,770.495
SA American Century Inflation Protection Portfolio	65,572,396.040	790,805.888	1,537,337.529
SA Columbia Focused Value Portfolio	14,172,260.914	0.000	41,959.013
SA Multi-Managed Diversified Fixed Income Portfolio	76,931,500.186	0.000	148,584.319
SA Multi-Managed Growth Portfolio	505,317.739	13,597.396	53,013.328
SA Multi-Managed Income Portfolio	683,461.162	4,252.705	23,467.162
SA Multi-Managed Income/Equity Portfolio	718,546.355	8,190.191	36,889.737
SA Multi-Managed International Equity Portfolio	36,449,870.818	12,930.990	115,232.732
SA Multi-Managed Large Cap Growth Portfolio	32,448,388.130	9,285.619	91,009.777
SA Multi-Managed Large Cap Value Portfolio	39,616,468.141	3,978.864	140,005.941
SA Multi-Managed Mid Cap Growth Portfolio	11,138,563.561	0.000	122,253.776
SA Multi-Managed Mid Cap Value Portfolio	11,261,133.588	0.000	73,959.769
SA Multi-Managed Moderate Growth Portfolio	984,414.346	10,093.221	89,041.659
SA Multi-Managed Small Cap Portfolio	15,771,590.685	6,607.193	73,429.029
SA Putnam Asset Allocation Diversified Growth Portfolio	9,203,791.046	116,139.547	566,914.373
SA T. Rowe Price Growth Stock Portfolio	13,793,797.303	14,510.388	78,166.690

339

SEASONS SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS

March 31, 2023 (unaudited) — (continued)

3.  The shareholders of the Portfolios were asked to consider and vote upon a proposal to approve a modified “manager-of-managers” structure for each Portfolio. The result of the vote taken with respect to such proposal at the Special Meeting was as follows:

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Allocation Balanced Portfolio	21,352,296.347	779,099.133	2,383,757.461
SA Allocation Growth Portfolio	24,903,224.350	139,737.466	919,819.151
SA Allocation Moderate Growth Portfolio	41,296,541.116	1,356,214.574	2,126,747.238
SA Allocation Moderate Portfolio	24,814,048.958	990,768.802	1,069,180.877
SA American Century Inflation Protection Portfolio	64,628,977.102	1,506,225.066	1,765,337.290
SA Columbia Focused Value Portfolio	14,179,942.671	0.000	34,277.255
SA Multi-Managed Diversified Fixed Income Portfolio	76,931,500.186	0.000	148,584.319
SA Multi-Managed Growth Portfolio	505,648.210	13,597.396	52,682.857
SA Multi-Managed Income Portfolio	678,478.654	4,252.705	28,449.671
SA Multi-Managed Income/Equity Portfolio	718,545.910	8,190.636	36,889.737
SA Multi-Managed International Equity Portfolio	36,450,165.302	37,394.050	90,475.187
SA Multi-Managed Large Cap Growth Portfolio	32,475,401.885	28,307.369	44,974.270
SA Multi-Managed Large Cap Value Portfolio	39,637,867.947	16,721.280	105,863.719
SA Multi-Managed Mid Cap Growth Portfolio	11,170,456.619	0.000	90,360.719
SA Multi-Managed Mid Cap Value Portfolio	11,287,959.735	2,936.449	44,197.173
SA Multi-Managed Moderate Growth Portfolio	1,003,153.758	10,093.221	70,302.247
SA Multi-Managed Small Cap Portfolio	15,789,485.369	21,014.416	41,127.122
SA Putnam Asset Allocation Diversified Growth Portfolio	9,202,473.607	118,763.508	565,607.850
SA T. Rowe Price Growth Stock Portfolio	13,799,531.082	14,510.549	72,432.750

340

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

341

ANNUITY SERVICE CENTER P.O. BOX 15570 AMARILLO, TX 79105-5570 CHANGE SERVICE REQUESTED

J1906AR.19 (5/23)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended March 31, 2023, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Jane Jelenko, Tracey C. Doi and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Jelenko, Ms. Doi and Mr. Self are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(a) Audit Fees	$788,492	$812,149
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$175,482	$180,754
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$209,002	$493,973

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2022 and 2023 were $412,084 and $674,727 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a)    An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 8, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 8, 2023